                                EQ ADVISORS TRUST
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

EQ ADVISORS TRUST MONTHLY INVESTMENT PERFORMANCE SUMMARY
FOR THE PERIOD ENDED JUNE 30, 2002

----------------------------------------------------------------------------------------------------------
                                         INCEPTION        TOTAL NET
                                           DATE         ASSETS ($000)    1 MONTH      3 MOS.        YTD
----------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income -- A      01 Oct 1993       1,366,483       (8.29)     (13.43)      (12.33)
EQ/Alliance Growth and Income -- B      01 May 1997         671,552       (8.34)     (13.46)      (12.46)
Lipper Large Cap Value Funds                                              (7.67)     (10.63)       (8.42)
Russell 1000 Value                                                        (5.74)      (8.52)       (4.78)
----------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value -- A     18 May 2001          23,137       (5.82)      (8.19)       (3.82)
EQ/Bernstein Diversified Value -- B     01 Jan 1998         734,192       (5.91)      (8.28)       (3.99)
Lipper Large Cap Value Funds                                              (7.67)     (10.63)       (8.42)
Russell 1000 Value                                                        (5.74)      (8.52)       (4.78)
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity -- B      01 May 1997         673,220       (8.54)     (11.53)       (7.87)
Lipper Large Cap Value Funds                                              (7.67)     (10.63)       (8.42)
Russell 1000 Value                                                        (5.74)      (8.52)       (4.78)
----------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value -- B    01 May 1997         539,479       (7.20)     (11.61)       (9.26)
Lipper Large Cap Value Funds                                              (7.67)     (10.63)       (8.42)
Russell 1000 Value                                                        (5.74)      (8.52)       (4.78)
----------------------------------------------------------------------------------------------------------
LARGE CAP BLEND
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock -- A           13 Jan 1976       6,545,398      (12.87)     (19.29)      (26.59)
EQ/Alliance Common Stock -- B           02 Oct 1996       1,318,613      (12.90)     (19.34)      (26.68)
Lipper Large Cap Core Funds                                               (7.36)     (13.58)      (13.78)
S&P 500                                                                   (7.12)     (13.39)      (13.15)
----------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions -- B              01 Sep 2000          20,904       (6.21)     (12.34)      (12.09)
Lipper Large Cap Core Funds                                               (7.36)     (13.58)      (13.78)
S&P 500                                                                   (7.12)     (13.39)      (13.15)
----------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- B    01 Sep 1999           7,785       (7.22)     (14.80)      (16.40)
Lipper Large Cap Core Funds                                               (7.36)     (13.58)      (13.78)
Russell 3000                                                              (7.20)     (13.09)      (12.25)
----------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- A       25 Mar 2002              83      (10.07)     (17.20)
EQ/Capital Guardian Research -- B       01 May 1999         111,491      (10.07)     (17.20)      (16.82)
Lipper Large Cap Core Funds                                               (7.36)     (13.58)      (13.78)
S&P 500                                                                   (7.12)     (13.39)      (13.15)
----------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity -- A    25 Mar 2002              83       (9.97)     (16.72)
EQ/Capital Guardian U.S. Equity -- B    01 May 1999         198,863       (9.98)     (16.82)      (16.41)
Lipper Large Cap Core Funds                                               (7.36)     (13.58)      (13.78)
S&P 500                                                                   (7.12)     (13.39)      (13.15)
----------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- A                01 Mar 1994       1,501,148       (7.10)     (13.37)      (13.17)
EQ/Equity 500 Index -- B                01 May 1997         847,345       (7.15)     (13.48)      (13.32)
Lipper S&P 500 Index Objective Funds                                      (7.17)     (13.50)      (13.38)
S&P 500                                                                   (7.12)     (13.39)      (13.15)
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust -- A             25 Mar 2002              87       (6.27)     (12.41)
EQ/MFS Investors Trust -- B             01 Jan 1999         218,766       (6.39)     (12.52)      (12.23)
Lipper Large Cap Core Funds                                               (7.36)     (13.58)      (13.78)
S&P 500                                                                   (7.12)     (13.39)      (13.15)
----------------------------------------------------------------------------------------------------------
EQ/MFS Research -- B                    01 May 1997         541,345       (8.05)     (14.75)      (14.60)
Lipper Large-Cap Core Funds                                               (7.36)     (13.58)      (13.78)
Russell 3000                                                              (7.20)     (13.09)      (12.25)
----------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock -- A                27 Jan 1986       1,711,185       (7.73)     (15.15)      (15.93)
EQ/Aggressive Stock -- B                02 Oct 1996         182,492       (7.73)     (15.15)      (16.01)
Lipper Large-Cap Growth Funds                                             (8.17)     (16.30)      (18.86)
Russell 3000 Growth                                                       (9.20)     (18.47)      (20.54)
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE
                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS   15 YEARS   20 YEARS     INCEP.
------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income -- A         (16.23)      (0.66)       8.48                                        11.21
EQ/Alliance Growth and Income -- B         (16.46)      (0.91)       8.21                                         9.98
Lipper Large Cap Value Funds               (13.20)      (4.51)       3.23                                         9.12
Russell 1000 Value                          (8.95)      (2.92)       6.53                                        11.81
------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value -- A         (3.41)                                                               (4.62)
EQ/Bernstein Diversified Value -- B         (3.75)      (3.35)                                                    4.26
Lipper Large Cap Value Funds               (13.20)      (4.51)       2.16
Russell 1000 Value                          (8.95)      (2.92)       4.03
------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity -- B          (7.40)       2.18        8.98                                        10.67
Lipper Large Cap Value Funds               (13.20)      (4.51)       3.23                                         4.99
Russell 1000 Value                          (8.95)      (2.92)       6.53                                         8.31
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value -- B       (13.76)      (6.99)       1.42                                         3.06
Lipper Large Cap Value Funds               (13.20)      (4.51)       3.23                                         4.99
Russell 1000 Value                          (8.95)      (2.92)       6.53                                         8.31
------------------------------------------------------------------------------------------------------------------------
LARGE CAP BLEND
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock -- A              (33.17)     (14.63)       0.80       9.77       9.59      14.03       12.59
EQ/Alliance Common Stock -- B              (33.34)     (14.86)       0.54                                         4.18
Lipper Large Cap Core Funds                (19.09)      (9.44)       1.96       9.62       9.46      12.36         N/A
S&P 500                                    (17.98)      (9.17)       3.67      11.42      10.85      14.89       13.26
------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions -- B                 (16.48)                                                              (23.15)
Lipper Large Cap Core Funds                (19.09)                                                              (20.44)
S&P 500                                    (17.98)                                                              (19.74)
------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- B       (21.87)                                                               (9.83)
Lipper Large Cap Core Funds                (19.09)                                                               (8.51)
Russell 3000                               (17.25)                                                               (7.00)
------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- A                                                                               (16.13)
EQ/Capital Guardian Research -- B          (18.01)      (3.29)                                                   (2.45)
Lipper Large Cap Core Funds                (19.09)      (9.44)                                                   (8.07)
S&P 500                                    (17.98)      (9.17)                                                   (7.84)
------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity -- A                                                                            (15.49)
EQ/Capital Guardian U.S. Equity -- B       (18.88)      (5.01)                                                   (3.95)
Lipper Large Cap Core Funds                (19.09)      (9.44)                                                   (8.07)
S&P 500                                    (17.98)      (9.17)                                                   (7.84)
------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- A                   (17.99)      (9.43)       3.27                                        11.00
EQ/Equity 500 Index -- B                   (18.25)      (9.67)       3.00                                         5.02
Lipper S&P 500 Index Objective Funds       (18.35)      (9.46)       3.40                                        11.05
S&P 500                                    (17.98)      (9.17)       3.67                                        11.40
------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust -- A                                                                                     (11.33)
EQ/MFS Investors Trust -- B                (17.73)      (9.36)                                                   (6.32)
Lipper Large Cap Core Funds                (19.09)      (9.44)                                                   (5.37)
S&P 500                                    (17.98)      (9.17)                                                   (4.79)
------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research -- B                       (23.06)     (10.62)       0.37                                         2.24
Lipper Large-Cap Core Funds                (19.09)      (9.44)       1.96                                         3.73
Russell 3000                               (17.25)      (7.92)       3.85                                         5.88
------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock -- A                   (25.12)     (16.64)      (6.90)      3.70       7.64                  10.83
EQ/Aggressive Stock -- B                   (25.31)     (16.84)      (7.13)                                       (5.32)
Lipper Large-Cap Growth Funds              (26.09)     (12.98)       1.74       9.54       9.25                  10.73
Russell 3000 Growth                        (26.39)     (15.69)      (0.50)      8.59       9.01                  10.70
------------------------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST MONTHLY INVESTMENT PERFORMANCE SUMMARY
FOR THE PERIOD ENDED JUNE 30, 2002


------------------------------------------------------------------------------------------------------------
                                          INCEPTION       TOTAL NET
                                            DATE         ASSETS ($000)    1 MONTH      3 MOS.         YTD
------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH (CONTINUED)
------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth -- A          01 May 1999         27,365        (7.95)      (16.21)      (21.22)
EQ/Alliance Premier Growth -- B          01 May 1999        698,904        (7.84)      (16.16)      (21.20)
Lipper Large-Cap Growth Funds                                              (8.17)      (16.30)      (18.86)
Russell 1000 Growth                                                        (9.25)      (18.67)      (20.78)
------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology -- A              01 May 2000         15,713       (13.08)      (24.74)      (29.05)
EQ/Alliance Technology -- B              01 May 2000        231,745       (12.93)      (24.68)      (29.17)
Lipper Specialty/Miscellaneous Funds                                       (9.80)      (19.40)      (22.90)
Russell 1000 Technology Index                                             (12.96)      (25.90)      (31.88)
------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- B                  01 Jan 1999         16,650        (7.61)      (11.80)      (14.89)
Lipper Multi-Cap Core Funds                                                (7.50)      (12.41)      (12.00)
Russell 1000 Growth                                                        (9.25)      (18.67)      (20.78)
------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth -- A           25 Mar 2002             79        (9.27)      (20.41)
EQ/Janus Large Cap Growth -- B           01 Sep 2000        152,080        (9.27)      (20.41)      (23.11)
Lipper Large-Cap Growth Funds                                              (8.17)      (16.30)      (18.86)
Russell 1000 Growth                                                        (9.25)      (18.67)      (20.78)
------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies -- A    28 Nov 1998         29,359        (9.78)      (19.51)      (23.88)
EQ/MFS Emerging Growth Companies -- B    01 May 1997        966,870        (9.71)      (19.54)      (23.94)
Lipper Large-Cap Growth Funds                                              (8.17)      (16.30)      (18.86)
Russell 3000 Growth                                                        (9.20)      (18.47)      (20.54)
------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus Portfolio -- B          31 Aug 2001         60,608        (2.85)       (2.69)        1.76
Lipper Large-Cap Growth Funds                                              (8.17)      (16.30)      (18.86)
Russell 1000 Growth                                                        (9.25)      (18.67)      (20.78)
------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager -- B                   01 May 1997        236,901        (8.43)      (13.47)      (16.65)
Lipper Large-Cap Growth Funds                                              (8.17)      (16.30)      (18.86)
Russell 1000 Growth                                                        (9.25)      (18.67)      (20.78)
------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap -- A                 24 Nov 1998         24,324        (4.54)       (4.08)        2.78
EQ/FI Small/Mid Cap -- B                 01 May 1997        658,421        (4.47)       (4.08)        2.69
Lipper Small-Cap Value Funds                                               (4.25)       (5.41)        2.98
Russell 2500 Value                                                         (3.53)       (3.49)        4.72
------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value -- B           01 Jan 1998        265,387        (4.33)       (7.93)       (0.34)
Lipper Small-Cap Value Funds                                               (4.25)       (5.41)        2.98
Russell 2000 Value                                                         (2.21)       (2.12)        7.26
------------------------------------------------------------------------------------------------------------
SMALL/MID CAP BLEND
------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap -- A                       25 Mar 2002             90        (9.04)      (10.18)
EQ/FI Mid Cap -- B                       01 Sep 2000        238,299        (9.05)      (10.30)       (9.68)
Lipper Mid-Cap Core Funds                                                  (6.62)       (8.76)       (5.00)
S&P 400                                                                    (7.32)       (9.31)       (3.21)
------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- A              25 Mar 2002             92        (5.02)       (8.42)
EQ/Small Company Index -- B              01 Jan 1998         88,248        (5.03)       (8.52)       (4.92)
Lipper Small-Cap Core Funds                                                (5.35)       (8.66)       (4.34)
Russell 2000                                                               (4.96)       (8.35)       (4.70)
------------------------------------------------------------------------------------------------------------
SMALL/MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth -- A        01 May 1997        385,453        (8.20)      (14.82)      (16.67)
EQ/Alliance Small Cap Growth -- B        01 May 1997        348,337        (8.22)      (14.92)      (16.78)
Lipper Small-Cap Growth Funds                                              (7.63)      (15.38)      (18.12)
Russell 2500 Growth                                                        (9.19)      (16.63)      (19.09)
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE
                                            1 YEAR       3 YEARS    5 YEARS   10 YEARS   15 YEARS   20 YEARS     INCEP.
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth -- A             (30.07)      (17.79)                                                (15.58)
EQ/Alliance Premier Growth -- B             (30.18)      (17.97)                                                (15.73)
Lipper Large-Cap Growth Funds               (26.09)      (12.98)                                                (11.41)
Russell 1000 Growth                         (26.49)      (16.15)                                                (14.38)
--------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology -- A                 (37.89)                                                             (37.70)
EQ/Alliance Technology -- B                 (38.13)                                                             (37.86)
Lipper Specialty/Miscellaneous Funds        (30.25)                                                             (23.70)
Russell 1000 Technology Index               (39.62)                                                             (43.58)
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- B                     (21.57)      (13.70)                                                (10.29)
Lipper Multi-Cap Core Funds                 (17.69)       (5.97)                                                 (2.10)
Russell 1000 Growth                         (26.49)      (16.15)                                                (11.55)
--------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth -- A                                                                                  (19.77)
EQ/Janus Large Cap Growth -- B              (33.11)                                                             (31.59)
Lipper Large-Cap Growth Funds               (26.09)                                                             (31.79)
Russell 1000 Growth                         (26.49)                                                             (35.44)
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies -- A       (33.54)      (14.18)                                                 (5.79)
EQ/MFS Emerging Growth Companies -- B       (33.72)      (14.42)       0.73                                       2.99
Lipper Large-Cap Growth Funds               (26.09)      (12.98)       1.74                                       3.68
Russell 3000 Growth                         (26.39)      (15.69)      (0.50)                                      1.75
--------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus Portfolio -- B                                                                                   15.90
Lipper Large-Cap Growth Funds                                                                                   (16.39)
Russell 1000 Growth                                                                                             (17.89)
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager -- B                      (25.92)      (15.09)       0.66                                       2.68
Lipper Large-Cap Growth Funds               (26.09)      (12.98)       1.74                                       3.68
Russell 1000 Growth                         (26.49)      (16.15)      (0.28)                                      1.85
--------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap -- A                      1.37         4.43                                                   4.80
EQ/FI Small/Mid Cap -- B                      1.22         4.18        1.77                                       4.02
Lipper Small-Cap Value Funds                  4.40        12.41       10.06                                      12.51
Russell 2500 Value                            6.57         9.69        9.83                                      11.92
--------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value -- B                6.63         9.08                                                   6.28
Lipper Small-Cap Value Funds                  4.40        12.41                                                   9.08
Russell 2000 Value                            8.44        12.02                                                   7.50
--------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP BLEND
--------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap -- A                                                                                               (8.50)
EQ/FI Mid Cap -- B                          (16.48)                                                             (12.37)
Lipper Mid-Cap Core Funds                    (7.78)                                                              (7.30)
S&P 400                                      (4.72)                                                              (4.52)
--------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- A                                                                                      (6.55)
EQ/Small Company Index -- B                  (8.77)        1.39                                                   2.27
Lipper Small-Cap Core Funds                  (6.30)        4.66                                                   4.99
Russell 2000                                 (8.67)        1.67                                                   2.54
--------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth -- A           (24.77)        2.01        1.76                                       4.92
EQ/Alliance Small Cap Growth -- B           (25.02)        1.75        1.52                                       4.67
Lipper Small-Cap Growth Funds               (24.74)       (3.86)       2.00                                       4.80
Russell 2500 Growth                         (25.77)       (6.62)       0.81                                       3.67
--------------------------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST MONTHLY INVESTMENT PERFORMANCE SUMMARY
FOR THE PERIOD ENDED JUNE 30, 2002

----------------------------------------------------------------------------------------------------------------
                                             INCEPTION         TOTAL NET
                                                DATE         ASSETS ($000)     1 MONTH       3 MOS.       YTD
----------------------------------------------------------------------------------------------------------------
SMALLL/MID CAP GROWTH (CONTINUED)
----------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive -- B              01 Sep 2000         14,588        (10.06)      (19.10)     (22.41)
Lipper Mid-Cap Growth Funds                                                     (9.92)      (17.30)     (19.91)
Russell Mid Cap Growth                                                         (11.04)      (18.26)     (19.70)
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS
----------------------------------------------------------------------------------------------------------------
EQ/Alliance Global -- A                      27 Aug 1987        872,086         (5.73)      (12.64)     (15.36)
EQ/Alliance Global -- B                      02 Oct 1996        171,607         (5.79)      (12.70)     (15.45)
Lipper Global Funds                                                             (5.88)       (7.89)      (6.95)
MSCI World                                                                      (6.08)       (9.30)      (8.82)
----------------------------------------------------------------------------------------------------------------
EQ/Alliance International -- A               03 Apr 1995        169,279         (3.39)       (1.20)       2.86
EQ/Alliance International -- B               01 May 1997         44,903         (3.44)       (1.21)       2.64
Lipper International Funds                                                      (3.95)       (2.90)      (1.70)
MSCI EAFE Index                                                                 (3.98)       (2.57)      (1.62)
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International -- A       25 Mar 2002             96         (4.71)       (4.39)
EQ/Capital Guardian International -- B       01 May 1999        107,969         (4.71)       (4.39)      (2.86)
Lipper International Funds                                                      (3.95)       (2.90)      (1.70)
MSCI EAFE Index                                                                 (3.98)       (2.57)      (1.62)
----------------------------------------------------------------------------------------------------------------
EQ/International Equity Index -- A           25 Mar 2002             97         (4.27)       (2.85)
EQ/International Equity Index -- B           01 Jan 1998         83,323         (4.38)       (2.96)      (2.63)
Lipper International Funds                                                      (3.95)       (2.90)      (1.70)
MSCI EAFE Index                                                                 (3.98)       (2.57)      (1.62)
----------------------------------------------------------------------------------------------------------------
EQ/Emerging Mkts Equity -- B                 20 Aug 1997        213,389         (6.71)       (7.45)       3.91
Lipper Emerging Markets Funds                                                   (7.09)       (7.03)       3.39
MSCI Emerging Markets Free (Gross Div)                                          (7.53)       (8.44)       1.94
----------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity -- A          25 Mar 2002             96         (4.13)       (4.66)
EQ/Putnam International Equity -- B          01 May 1997        508,663         (4.13)       (4.67)      (2.39)
Lipper International Funds                                                      (3.95)       (2.90)      (1.70)
MSCI EAFE Index                                                                 (3.98)       (2.57)      (1.62)
----------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE-TERM BONDS
----------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Gov't
 Securities -- A                             01 Apr 1991        283,125          1.09         3.65        3.44
EQ/Alliance Intermediate Gov't
 Securities -- B                             01 May 1997        289,887          1.09         3.57        3.36
Lipper General US Gov't Funds                                                    1.14         4.18        4.03
Lehman Intermediate Gov't Bond                                                   1.25         3.86        3.59
----------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond -- A                01 Oct 1993        319,741          0.05         2.20        1.79
EQ/Alliance Quality Bond -- B                08 Jul 1998         93,974          0.05         2.11        1.69
Lipper Corp Debt BBB Rated Funds                                                (0.19)        2.26        2.12
Lehman Aggregate Bond                                                            0.87         3.69        3.79
----------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Core Bond -- A                  25 Mar 2002            103          0.61         3.03
EQ/JP Morgan Core Bond -- B                  01 Jan 1998        532,005          0.61         3.03        3.51
Lipper Intermediate Inv. Grade Debt Funds                                        0.19         2.58        2.62
Salomon Brothers Broad Inv. Grade Bond                                           0.74         3.52        3.59
----------------------------------------------------------------------------------------------------------------
HIGH YIELD BONDS
----------------------------------------------------------------------------------------------------------------
EQ/High Yield -- A                           02 Jan 1987        231,070         (6.84)       (7.52)      (6.67)
EQ/High Yield -- B                           02 Oct 1996        285,351         (7.07)       (7.74)      (6.89)
Lipper High Current Yield Funds                                                 (4.74)       (4.57)      (3.54)
CS First Boston Global High Yield Index                                         (3.49)       (2.30)       0.16
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      SINCE
                                                1 YEAR      3 YEARS     5 YEARS    10 YEARS   15 YEARS   20 YEARS     INCEP.
-------------------------------------------------------------------------------------------------------------------------------
SMALLL/MID CAP GROWTH (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive -- B                (33.20)                                                               (46.17)
Lipper Mid-Cap Growth Funds                    (28.33)                                                               (31.86)
Russell Mid Cap Growth                         (26.34)                                                               (33.96)
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global -- A                        (21.42)      (12.12)      (1.17)      7.09                              7.48
EQ/Alliance Global -- B                        (21.61)      (12.33)      (2.40)                                        1.22
Lipper Global Funds                            (12.59)       (3.54)       3.27       8.19                              7.46
MSCI World                                     (15.22)       (8.82)       0.52       7.79                              5.83
-------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International -- A                  (3.73)       (7.36)      (3.83)                                        1.35
EQ/Alliance International -- B                  (4.23)       (7.68)      (4.11)                                       (2.15)
Lipper International Funds                     (10.10)       (4.72)      (0.03)                                        5.26
MSCI EAFE Index                                 (9.49)       (6.78)      (1.55)                                        2.44
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International -- A                                                                                (2.86)
EQ/Capital Guardian International -- B         (11.28)       (5.08)                                                   (4.11)
Lipper International Funds                     (10.10)       (4.72)                                                   (4.19)
MSCI EAFE Index                                 (9.49)       (6.78)                                                   (6.87)
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index -- A                                                                                    (1.39)
EQ/International Equity Index -- B             (13.49)       (9.83)                                                   (1.96)
Lipper International Funds                     (10.10)       (4.72)                                                    1.22
MSCI EAFE Index                                 (9.49)       (6.78)                                                    0.23
-------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Mkts Equity -- B                     3.91        (5.72)                                                   (7.79)
Lipper Emerging Markets Funds                    0.08        (4.71)                                                   (6.89)
MSCI Emerging Markets Free (Gross Div)           1.08        (6.46)                                                   (7.75)
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity -- A                                                                                   (2.85)
EQ/Putnam International Equity -- B            (10.29)       (1.40)       5.32                                         6.86
Lipper International Funds                     (10.10)       (4.72)      (0.03)                                        1.87
MSCI EAFE Index                                 (9.49)       (6.78)      (1.55)                                        0.75
-------------------------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE-TERM BONDS
-------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Gov't
 Securities -- A                                 8.18         7.30        6.60       6.21                              6.74
EQ/Alliance Intermediate Gov't
 Securities -- B                                 7.94         7.06        6.35                                         6.43
Lipper General US Gov't Funds                    8.34         7.53        6.98       6.81                              7.42
Lehman Intermediate Gov't Bond                   8.58         7.80        7.23       6.73                              7.22
-------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond -- A                    6.83         7.27        6.68                                         5.99
EQ/Alliance Quality Bond -- B                    6.59         7.02                                                     5.64
Lipper Corp Debt BBB Rated Funds                 6.11         6.22        6.03                                         6.03
Lehman Aggregate Bond                            8.63         8.11        7.57                                         6.77
-------------------------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Core Bond -- A                                                                                            3.32
EQ/JP Morgan Core Bond -- B                      8.54         7.82                                                     6.67
Lipper Intermediate Inv. Grade Debt Funds        7.17         6.93                                                     5.88
Salomon Brothers Broad Inv. Grade Bond           8.49         8.05                                                     6.77
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BONDS
-------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield -- A                              (5.64)       (5.45)      (2.97)      5.61        6.85                  6.75
EQ/High Yield -- B                              (5.92)       (5.72)      (3.24)                                       (0.88)
Lipper High Current Yield Funds                 (3.78)       (3.10)      (0.10)      5.32        6.84                  6.83
CS First Boston Global High Yield Index          1.62         0.30        2.11       6.75        8.36                  8.15
-------------------------------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST MONTHLY INVESTMENT PERFORMANCE SUMMARY
FOR THE PERIOD ENDED JUNE 30, 2002


----------------------------------------------------------------------------------------------------------
                                         INCEPTION      TOTAL NET
                                           DATE        ASSETS ($000)    1 MONTH     3 MOS.        YTD
----------------------------------------------------------------------------------------------------------
MONEY MARKET
----------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market -- A           13 Jul 1981        861,486        0.10       0.38         0.77
EQ/Alliance Money Market -- B           02 Oct 1996      1,089,457        0.10       0.29         0.68
Lipper Money Market Funds                                                 0.11       0.34         0.69
3-Months T-Bill                                                           0.14       0.44         0.88
----------------------------------------------------------------------------------------------------------
BALANCED/HYBRID
----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors -- A       02 Oct 1989      1,524,209       (4.97)     (9.02)      (10.12)
EQ/Alliance Growth Investors -- B       02 Oct 1996        290,734       (4.93)     (9.05)      (10.22)
Lipper Flexible Portfolio Funds                                          (4.24)     (6.68)       (6.29)
70% S&P 500 / 30% Lehman GC                                              (4.73)     (8.44)       (8.35)
----------------------------------------------------------------------------------------------------------
EQ/Balanced -- A                        27 Jan 1986      1,825,443       (5.08)     (8.06)       (9.26)
EQ/Balanced -- B                        08 Jul 1998        357,870       (5.11)     (8.17)       (9.37)
Lipper Flexible Portfolio Funds                                          (4.24)     (6.68)       (6.29)
50% S&P 500 / 50% Lehman Agg. Bond                                       (3.13)     (5.07)       (4.85)
----------------------------------------------------------------------------------------------------------

                                                                                                            SINCE
                                         1 YEAR     3 YEARS    5 YEARS   10 YEARS   15 YEARS   20 YEARS     INCEP.
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market -- A             2.14        4.49       4.78       4.62       5.50      6.29        6.64
EQ/Alliance Money Market -- B             1.95        4.24       4.52                                        4.61
Lipper Money Market Funds                 2.04        4.29       4.59       4.42       5.27      6.15        6.62
3-Months T-Bill                           2.46        4.46       4.67       4.59       5.32      6.02        6.34
--------------------------------------------------------------------------------------------------------------------
BALANCED/HYBRID
--------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors -- A       (15.47)      (5.63)      3.78       8.56                            10.80
EQ/Alliance Growth Investors -- B       (15.60)      (5.86)      2.05                                        5.16
Lipper Flexible Portfolio Funds          (8.12)      (1.92)      4.40       8.88                             9.09
70% S&P 500 / 30% Lehman GC             (10.46)      (4.02)      5.18      10.44                            10.52
--------------------------------------------------------------------------------------------------------------------
EQ/Balanced -- A                        (10.70)      (0.95)      5.46       7.70       8.02                 10.13
EQ/Balanced -- B                        (10.91)      (1.20)                                                  1.88
Lipper Flexible Portfolio Funds          (8.12)      (1.92)      4.40       8.88       8.83                  9.32
50% S&P 500 / 50% Lehman Agg. Bond       (5.12)      (0.49)      6.06       9.65       9.96                 10.91
--------------------------------------------------------------------------------------------------------------------


RETURNS OF LESS THAN ONE-YEAR ARE NOT ANNUALIZED

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

---------------------------------------------------------------------------
                                             NUMBER              VALUE
                                           OF SHARES           (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (24.1%)
AUTOMOBILES (4.5%)
Bayerische Motoren Werke (BMW) AG ...       654,948          $   27,004,897
General Motors Corp.(caret)..........       318,666              17,032,698
Harley-Davidson, Inc. ...............       801,630              41,099,570
                                                             --------------
                                                                 85,137,165
                                                             --------------
CASINOS & GAMING (0.6%)
MGM Mirage, Inc.*(caret) ............       212,110               7,158,712
Park Place Entertainment Corp.*......       367,800               3,769,950
                                                             --------------
                                                                 10,928,662
                                                             --------------
COMPUTER & ELECTRONICS RETAIL (0.3%)
Best Buy Co., Inc.* .................       129,660               4,706,658
CDW Computer Centers, Inc.*(caret)...         3,600                 168,516
                                                             --------------
                                                                  4,875,174
                                                             --------------
DEPARTMENT STORES (2.8%)
Kohl's Corp.*(caret) ................       736,880              51,640,550
Sears, Roebuck & Co. ................        33,990               1,845,657
                                                             --------------
                                                                 53,486,207
                                                             --------------
GENERAL MERCHANDISE STORES (2.4%)
BJ's Wholesale Club, Inc.*(caret) ...        56,530               2,176,405
Dollar Tree Stores, Inc.*(caret) ....        38,620               1,522,014
Family Dollar Stores, Inc.(caret) ...        62,270               2,195,018
Target Corp. ........................       163,570               6,232,017
Wal-Mart Stores, Inc. ...............       587,334              32,309,243
                                                             --------------
                                                                 44,434,697
                                                             --------------
HOME IMPROVEMENT RETAIL (2.5%)
Home Depot, Inc. ....................       846,501              31,091,982
Lowe's Cos., Inc.(caret) ............       375,308              17,038,983
                                                             --------------
                                                                 48,130,965
                                                             --------------
HOTELS (0.8%)
Carnival Corp.(caret) ...............        94,700               2,622,243
Four Seasons Hotels, Inc.(caret) ....       245,200              11,499,880
Starwood Hotels & Resorts
  Worldwide, Inc.(caret) ............        51,850               1,705,346
                                                             --------------
                                                                 15,827,469
                                                             --------------
HOUSEHOLD DURABLES (0.8%)
Cost Plus, Inc.*(caret) .............         9,200                 280,223
KB Home(caret) ......................        15,280                 787,073
Lennar Corp.(caret) .................       194,530              11,905,236
Newell Rubbermaid, Inc. .............        40,100               1,405,906
                                                             --------------
                                                                 14,378,438
                                                             --------------
INTERNET RETAIL (0.1%)
eBay, Inc.*(caret) ...................        26,100               1,608,282
                                                        --------------
LEISURE FACILITIES (0.0%)
International Game Technology*(caret).        11,960                 678,132
                                                             --------------
LEISURE PRODUCTS (0.1%)
Mattel, Inc. ........................        94,900               2,000,492
                                                             --------------
MEDIA (5.3%)
AOL Time Warner, Inc.* ..............        42,100                 619,291
Clear Channel Communications, Inc.*..       186,130               5,959,883
Comcast Corp., Class A*(caret) ......       424,480              10,119,603
Cox Communications, Inc.,
  Class A*(caret).. .................        142,870               3,936,068
E.W. Scripps Co., Class A ...........        12,270                 944,790
Emmis Communications Corp.,
  Class A*(caret)                            18,240                 386,506
Entercom Communications
  Corp.*(caret) .....................        34,260               1,572,534
Fox Entertainment Group, Inc.,
  Class A*(caret) ...................       149,880               3,259,890
Gannett Co., Inc. ...................        14,400               1,092,960
Hearst-Argyle Television, Inc.* .....        32,270                 727,688
Hispanic Broadcasting Corp.* ........        98,690               2,575,809
Lee Enterprises, Inc. ...............         4,170                 145,950
Lin TV Corp., Class A* ..............         1,300                  35,152
Macrovision Corp.* ..................        27,800                 364,458
McClatchy Co., Class A ..............         8,640                 555,120
McGraw-Hill Cos., Inc. ..............        27,620               1,648,914
Meredith Corp. ......................        18,900                 724,815
New York Times Co., Class A(caret) ..        23,720               1,221,580
Reed International plc ..............        56,300                 535,075
Tribune Co. .........................        32,940               1,432,890
Univision Communications, Inc.,
  Class A*(caret) ...................        53,910               1,692,774
USA Interactive*(caret) .............         3,400                  79,730
Viacom, Inc., Class B* ..............     1,328,680              58,953,532
Walt Disney Co. .....................        27,500                 519,750
Westwood One, Inc.* .................        26,260                 877,609
                                                             --------------
                                                                 99,982,371
                                                             --------------
RESTAURANTS (0.4%)
Brinker International, Inc.*(caret) .       107,630               3,417,252
CEC Entertainment, Inc.* ............        34,680               1,432,284
Jack in the Box, Inc.* ..............         6,900                 219,420
Outback Steakhouse, Inc.*(caret) ....        57,050               2,002,455
Sonic Corp.* ........................         8,000                 251,280
Starbucks Corp.* ....................        42,790               1,063,332
                                                             --------------
                                                                  8,386,023
                                                             --------------
SPECIALTY STORES (3.3%)
Barnes & Noble, Inc.*(caret) ........        48,908               1,292,638
Bed Bath & Beyond, Inc.* ............       628,500              23,719,590
Talbots, Inc.(caret) ................        24,700                 864,500
Tiffany & Co. .......................     1,038,518              36,555,834
Williams-Sonoma, Inc.*(caret) .......        25,060                 768,340
                                                             --------------
                                                                 63,200,902
                                                             --------------
TEXTILES & APPAREL (0.2%)
Nike, Inc., Class B(caret) ..........        51,570               2,766,731
                                                             --------------
  TOTAL CONSUMER DISCRETIONARY ......                           455,821,710
                                                             --------------
CONSUMER STAPLES (3.6%)
BEVERAGES (1.4%)
Anheuser-Busch Cos., Inc. ...........       140,600               7,030,000
PepsiCo, Inc. .......................       391,724              18,881,097
                                                             --------------
                                                                 25,911,097
                                                             --------------
DRUG RETAIL (0.4%)
CVS Corp. ...........................        38,630               1,182,078
Walgreen Co. ........................       181,450               7,009,414
                                                             --------------
                                                                  8,191,492
                                                             --------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------------------------------------
                                                                             NUMBER                 VALUE
                                                                            OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (0.2%)
Kellogg Co. ............................................................     43,200             $    1,549,152
Philip Morris Cos., Inc. ...............................................     58,660                  2,562,269
R.J. Reynolds Tobacco Holdings, Inc.(caret) ............................      6,500                    349,375
                                                                                                --------------
                                                                                                     4,460,796
                                                                                                --------------
HOUSEHOLD PRODUCTS (0.7%)
Kimberly-Clark Corp. ...................................................     15,740                    975,880
Procter & Gamble Co. ...................................................    137,100                 12,243,030
                                                                                                --------------
                                                                                                    13,218,910
                                                                                                --------------
PERSONAL PRODUCTS (0.9%)
Avon Products, Inc. ....................................................    225,500                 11,780,120
Estee Lauder Cos., Inc., Class A(caret) ................................     89,000                  3,132,800
Gillette Co. ...........................................................     47,650                  1,613,905
                                                                                                --------------
                                                                                                    16,526,825
                                                                                                --------------
  TOTAL CONSUMER STAPLES ...............................................                            68,309,120
                                                                                                --------------
ENERGY (1.9%)
OIL & GAS DRILLING (0.8%)
GlobalSantaFe Corp. (Berlin Exchange) ..................................      5,300                    144,955
Nabors Industries, Ltd.* ...............................................    420,000                 14,826,000
Noble Corp.* ...........................................................      3,000                    115,800
Transocean Sedco Forex, Inc.(caret) ....................................      6,300                    196,245
                                                                                                --------------
                                                                                                    15,283,000
                                                                                                --------------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
Baker Hughes, Inc. .....................................................    301,860                 10,048,920
BJ Services Co.* .......................................................     34,580                  1,171,570
Cooper Cameron Corp.*(caret) ...........................................     22,140                  1,072,019
                                                                                                --------------
                                                                                                    12,292,509
                                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION (0.4%)
Anadarko Petroleum Corp. ...............................................     31,310                  1,543,583
Apache Corp. ...........................................................     56,650                  3,256,242
Kerr-McGee Corp.(caret) .................................................     53,600                  2,870,280
Newfield Exploration Co.* ..............................................      8,700                    323,379
                                                                                                --------------
                                                                                                     7,993,484
                                                                                                --------------
  TOTAL ENERGY .........................................................                            35,568,993
                                                                                                --------------
FINANCIALS (16.0%)
BANKS (0.8%)
Bank One Corp. .........................................................    206,200                  7,934,576
Comerica, Inc. .........................................................     19,800                  1,215,720
KeyCorp. ...............................................................     76,000                  2,074,800
Mellon Financial Corp. .................................................     64,880                  2,039,179
National Commerce Financial Corp.(caret) ...............................     25,700                    675,910
New York Community Bancorp, Inc. .......................................      3,100                     84,010
SouthTrust Corp. .......................................................     36,700                    958,604
                                                                                                --------------
                                                                                                    14,982,799
                                                                                                --------------
DIVERSIFIED FINANCIALS (10.6%)
American Express Co. ...................................................     39,450                  1,432,824
Capital One Financial Corp.(caret) .....................................    220,960                 13,489,608
Citigroup, Inc. ........................................................    994,358                 38,531,372
Fannie Mae .............................................................     65,000                  4,793,750
Freddie Mac ............................................................    108,200                  6,621,840
Gallagher (Arthur J.) & Co. ............................................      5,600                    194,040
Goldman Sachs Group, Inc. ..............................................    399,388                 29,295,110
J.P. Morgan Chase & Co. ................................................    100,600                  3,412,352
Lehman Brothers Holdings, Inc. .........................................    404,452                 25,286,339
MBNA Corp. .............................................................    351,200                 11,614,184
Merrill Lynch & Co., Inc. ..............................................    102,906                  4,167,693
Morgan Stanley Dean Witter & Co.(caret) ................................     99,300                  4,277,844
SLM Corp. ..............................................................    532,850                 51,633,165
The BISYS Group, Inc.*(caret) ..........................................   201,090                  6,696,297
                                                                                                --------------
                                                                                                   201,446,418
                                                                                                --------------
INSURANCE (4.6%)
American International Group, Inc. .....................................    422,276                 28,811,891
Chubb Corp.(caret) .....................................................      9,450                    669,060
Hartford Financial Services Group, Inc. ................................     19,430                  1,155,502
Metlife, Inc.(caret) ...................................................     41,335                  1,190,448
PMI Group, Inc. ........................................................     64,800                  2,475,360
Principal Financial Group* .............................................      5,530                    171,430
Radian Group, Inc.(caret) ..............................................    875,000                 42,743,750
Safeco Corp. ...........................................................     21,770                    672,475
St. Paul Cos., Inc. ....................................................     23,830                    927,464
Travelers Property Casualty Corp., Class A*(caret) .....................     92,780                  1,642,206
Willis Group Holdings Ltd.*(caret) .....................................     15,360                    505,498
XL Capital Ltd., Class A ...............................................     80,750                  6,839,525
                                                                                                --------------
                                                                                                    87,804,609
                                                                                                --------------
  TOTAL FINANCIALS .....................................................                           304,233,826
                                                                                                --------------
HEALTH CARE (22.1%)
BIOTECHNOLOGY (1.6%)
Affymetrix, Inc.*(caret) ...............................................     34,800                    834,852
Amgen, Inc.* ...........................................................    248,000                 10,386,240
Digene Corp.* ..........................................................     25,110                    295,339
Genentech, Inc.*(caret) ................................................     25,706                    861,151
Genzyme Corp. -- General Division*(caret) ..............................     85,050                  1,636,362
Human Genome Sciences, Inc.*(caret).....................................    207,300                  2,777,820
IDEC Pharmaceuticals Corp.*(caret) .....................................    183,700                  6,512,165
MedImmune, Inc.* .......................................................     17,260                    455,664
Wyeth ..................................................................    127,870                  6,546,944
                                                                                                --------------
                                                                                                    30,306,537
                                                                                                --------------
HEALTH CARE EQUIPMENT & SERVICES (12.6%)
Abiomed, Inc.*(caret) ..................................................     75,000                    635,925
AdvancePCS* ............................................................      3,200                     76,608
Anthem, Inc.*(caret) ...................................................     53,560                  3,614,229
Applied Biosystems Group -- Applera Corp. ..............................     53,630                  1,045,249
Baxter International, Inc. .............................................    442,770                 19,681,126
Cardinal Health, Inc. ..................................................    257,290                 15,800,179
Caremark Rx, Inc.*(caret) ..............................................    199,500                  3,291,750
Cytyc Corp.*(caret) ....................................................     60,470                    460,781
DENTSPLY International, Inc. ...........................................      2,300                     84,893
Express Scripts, Inc., Class A*(caret) .................................    119,090                  5,967,600
Guidant Corp.* .........................................................     36,100                  1,091,303
Health Management Associates, Inc., Class A*(caret) ....................    546,100                 11,003,915

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER               VALUE
                                                                              OF SHARES            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
Healthsouth Corp.* .....................................................       200,260          $    2,561,325
Laboratory Corp. of America Holdings*(caret) ...........................        93,040               4,247,276
Lincare Holdings, Inc.*(caret) .........................................        62,580               2,021,334
Quest Diagnostics, Inc.*(caret) ........................................       195,892              16,856,507
Stryker Corp.(caret) ...................................................        34,880               1,866,429
Tenet Healthcare Corp.* ................................................       881,763              63,090,143
United Health Group, Inc. ..............................................       577,164              52,839,364
Varian Medical Systems, Inc.* ..........................................        15,690                 636,230
Wellpoint Health Networks, Inc.*.                                              393,240              30,598,004
                                                                                                --------------
                                                                                                   237,470,170
                                                                                                --------------
PHARMACEUTICALS (7.9%)
Abbott Laboratories ....................................................        30,090               1,132,889
Allergan, Inc. .........................................................        11,371                 759,014
Aventis S.A. ...........................................................        24,370               1,726,858
Barr Laboratories, Inc.*(caret) ........................................         7,370                 468,216
Biovail Corp.*(caret) ..................................................        77,850               2,254,536
Eli Lilly & Co. ........................................................        56,800               3,203,520
Forest Laboratories, Inc.* .............................................       481,740              34,107,192
Gilead Sciences, Inc.*(caret) ..........................................       304,700              10,018,536
IVAX Corp.*(caret) .....................................................        38,220                 412,776
Johnson & Johnson ......................................................       679,282              35,499,277
King Pharmaceuticals, Inc.* ............................................         8,200                 182,450
Mylan Laboratories, Inc. ...............................................        51,180               1,604,493
Pfizer, Inc. ...........................................................     1,467,960              51,378,600
Pharmacia Corp. ........................................................        36,600               1,370,670
Sanofi-Synthelabo S.A. .................................................        23,150               1,408,351
Shire Pharmaceuticals Group plc (ADR)*(caret) ..........................        50,800               1,311,148
Teva Pharmaceutical Industries Ltd. (ADR)(caret) .......................        52,070               3,477,235
                                                                                                --------------
                                                                                                   150,315,761
                                                                                                --------------
  TOTAL HEALTH CARE ....................................................                           418,092,468
                                                                                                --------------
INDUSTRIALS (12.3%)
AEROSPACE & DEFENSE (4.3%)
General Dynamics Corp. .................................................       182,148              19,371,440
Lockheed Martin Corp. ..................................................       823,422              57,227,829
Northrop Grumman Corp. .................................................        13,960               1,745,000
United Technologies Corp. ..............................................        56,700               3,849,930
                                                                                                --------------
                                                                                                    82,194,199
                                                                                                --------------
AIR FREIGHT & COURIERS (0.6%)
FedEx Corp. ............................................................       160,332               8,561,729
United Parcel Service, Inc., Class B ...................................        49,250               3,041,187
                                                                                                --------------
                                                                                                    11,602,916
                                                                                                --------------
AIRLINES (0.6%)
Southwest Airlines Co. .................................................       698,124              11,281,684
                                                                                                --------------
BUILDING PRODUCTS (0.2%)
American Standard Cos., Inc.* ..........................................        33,700               2,530,870
Masco Corp. ............................................................        48,500               1,314,835
                                                                                                --------------
                                                                                                     3,845,705
                                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES (4.5%)
Apollo Group, Inc., Class A* ...........................................        60,370               2,379,785
ARAMARK Corp., Class B* ................................................        74,520               1,863,000
Automatic Data Processing, Inc. ........................................        84,990               3,701,314
Catalina Marketing Corp. ...............................................         8,500                 239,870
Cendant Corp.*(caret) ..................................................       440,650               6,997,522
CheckFree Corp.*(caret) ................................................         2,300                  35,972
Concord EFS, Inc.* .....................................................       696,160              20,982,262
DST Systems, Inc.* .....................................................        69,050               3,156,276
Edison Schools, Inc.*(caret) ...........................................       110,000                 104,500
Expeditors International of Washington, Inc. ...........................         3,200                 106,112
First Data Corp. .......................................................       618,620              23,012,664
Fiserv, Inc.* ..........................................................       239,770               8,801,957
IMS Health, Inc. .......................................................       188,820               3,389,319
Iron Mountain, Inc.*(caret) ............................................        55,240               1,704,154
Manpower, Inc. .........................................................         4,190                 153,983
Paychex, Inc.(caret) ...................................................        50,000               1,564,500
Robert Half International, Inc.*........................................        77,370               1,802,721
Sabre Holdings Corp.* ..................................................        76,990               2,756,242
Viad Corp. .............................................................       124,000               3,224,000
Weight Watchers International,
  Inc. *(caret) ........................................................           890                  38,662
                                                                                                --------------
                                                                                                    86,014,815
                                                                                                --------------
INDUSTRIAL CONGLOMERATES (1.4%)
3M Co. .................................................................       136,738              16,818,774
General Electric Co. ...................................................       267,010               7,756,641
Tyco International Ltd. ................................................       132,720               1,793,047
                                                                                                --------------
                                                                                                    26,368,462
                                                                                                --------------
MACHINERY (0.6%)
Danaher Corp.(caret) ...................................................       158,630              10,525,100
                                                                                                --------------
RAILROADS (0.1%)
Union Pacific Corp. ....................................................        13,800                 873,264
                                                                                                --------------
  TOTAL INDUSTRIALS ....................................................                           232,706,145
                                                                                                --------------
INFORMATION TECHNOLOGY (16.3%)
APPLICATION SOFTWARE (1.3%)
BEA Systems, Inc.*(caret) ..............................................       131,460               1,250,185
Cadence Design Systems, Inc.*(caret)....................................       140,740               2,268,729
Citrix Systems, Inc.*(caret) ...........................................       115,720                 698,949
CSG System International, Inc.*.........................................         7,900                 151,206
Electronic Arts, Inc.*(caret) ..........................................        14,300                 944,515
Mercury Interactive Corp.*(caret) ......................................         5,800                 133,168
PeopleSoft, Inc.* ......................................................       323,595               4,815,094
Rational Software Corp.*(caret) ........................................       273,040               2,241,658
Siebel Systems, Inc.*(caret) ...........................................       855,870              12,170,471
                                                                                                --------------
                                                                                                    24,673,975
                                                                                                --------------
COMPUTER HARDWARE (1.2%)
Dell Computer Corp.*(caret) ............................................       876,724              22,917,565
Hewlett-Packard Co. ....................................................        23,810                 363,817
                                                                                                --------------
                                                                                                    23,281,382
                                                                                                --------------
COMPUTER STORAGE & PERIPHERALS (0.3%)
Lexmark International, Inc.* ...........................................        79,850               4,343,840
McData Corp., Class A*(caret) ..........................................        60,560                 533,534
                                                                                                --------------
                                                                                                     4,877,374
                                                                                                --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.7%)
Ace Ltd. ...............................................................       132,340               4,181,944
Celestica, Inc.*(caret) ................................................        11,190                 254,125
Flextronics International Ltd.*(caret)..................................       484,210               3,452,417
Intersil Corp., Class A*(caret) ........................................       124,446               2,660,656
Jabil Circuit, Inc.*(caret) ............................................       770,000              16,254,700
RF Micro Devices, Inc.* ................................................       228,700               1,742,694
Sanmina-SCI Corp.*(caret) ..............................................       239,900               1,513,769
Tandberg ASA ...........................................................        23,300                 274,782
Tektronix, Inc.* .......................................................        79,150               1,480,897
                                                                                                --------------
                                                                                                    31,815,984
                                                                                                --------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------------------------------------
                                                                                NUMBER               VALUE
                                                                              OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.1%)
Check Point Software Technologies Ltd.*(caret) .........................        73,200          $      992,592
Retek, Inc.*(caret) ....................................................        23,530                 571,779
VeriSign, Inc.* ........................................................       117,539                 845,105
                                                                                                --------------
                                                                                                     2,409,476
                                                                                                --------------
IT CONSULTING & SERVICES (0.9%)
Accenture Ltd., Class A*(caret) ........................................        18,700                 355,300
Affiliated Computer Services, Inc., Class A*(caret) ....................       243,190              11,546,661
Sungard Data Systems, Inc.* ............................................       173,040               4,582,099
                                                                                                --------------
                                                                                                    16,484,060
                                                                                                --------------
NETWORKING EQUIPMENT (1.0%)
Brocade Communications Systems, Inc.*(caret) ...........................       192,620               3,366,998
Cisco Systems, Inc.*(caret) ............................................     1,071,130              14,942,263
Juniper Networks, Inc.*(caret) .........................................       213,400               1,205,710
                                                                                                --------------
                                                                                                    19,514,971
                                                                                                --------------
SEMICONDUCTOR EQUIPMENT (1.0%)
Applied Materials, Inc.* ...............................................       667,100              12,688,242
ASM International N.V.(caret) ..........................................        28,690                 495,190
ASML Holding N.V. (New York Shares)*(caret) ............................        18,950                 286,524
Emulex Corp.*(caret) ...................................................        22,400                 504,224
GlobespanVirata, Inc.* .................................................        39,260                 151,936
KLA-Tencor Corp.* ......................................................        32,400               1,425,276
LTX Corp.*(caret) ......................................................        24,740                 353,287
Marvell Technology Group Ltd.*(caret) ..................................        52,600               1,046,214
Micrel, Inc.* ..........................................................        20,010                 287,744
Novellus Systems, Inc.* ................................................        32,916               1,119,144
Teradyne, Inc.*(caret) .................................................        40,900                 961,150
                                                                                                --------------
                                                                                                    19,318,931
                                                                                                --------------
SEMICONDUCTORS (4.3%)
Altera Corp.*(caret) ...................................................       412,480               5,609,728
Analog Devices, Inc.* ..................................................       186,450               5,537,565
Atmel Corp.*(caret) ....................................................       332,100               2,078,946
Intel Corp. ............................................................       411,300               7,514,451
Linear Technology Corp. ................................................        94,770               2,978,621
Maxim Integrated Products, Inc.*(caret) ................................       157,120               6,022,410
Micron Technology, Inc.* ...............................................        74,700               1,510,434
QLogic Corp.*(caret) ...................................................        25,970                 989,457
Skyworks Solutions, Inc. ...............................................        15,850                  87,968
STMicroelectronics N.V. (New York Shares)(caret) .......................        81,480               1,982,408
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*(caret) .............     1,575,663              20,483,619
Texas Instruments, Inc.(caret) .........................................     1,080,400              25,605,480
Xilinx, Inc.* ..........................................................        30,046                 673,932
Zarlink Semiconductor, Inc.*(caret) ....................................        75,050                 382,004
                                                                                                --------------
                                                                                                    81,457,023
                                                                                                --------------
SYSTEMS SOFTWARE (3.7%)
Adobe Systems, Inc. ....................................................       795,828              22,681,098
Jack Henry & Associates, Inc. ..........................................        46,500                 776,085
Legato Systems, Inc.*(caret) ...........................................        32,100                 115,560
Microsoft Corp.* .......................................................       496,900              27,180,430
Network Associates, Inc.*(caret) .......................................        18,230                 351,292
Oracle Corp.* ..........................................................       638,749               6,048,953
VERITAS Software Corp.* ................................................       610,680              12,085,357
                                                                                                --------------
                                                                                                    69,238,775
                                                                                                --------------
TELECOMMUNICATIONS EQUIPMENT (0.8%)
Advanced Fibre
  Communications, Inc.*(caret) .........................................        21,020                 347,671
Amdocs Ltd.*(caret) ....................................................        23,320                 176,066
American Tower Corp., Class A*(caret) ..................................       238,180                 821,721
General Motors Corp., Class H*..........................................         7,200                  74,880
Motorola, Inc. .........................................................       112,520               1,622,538
QUALCOMM, Inc.* ........................................................       449,580              12,358,954
                                                                                                --------------
                                                                                                    15,401,830
                                                                                                --------------
  TOTAL INFORMATION TECHNOLOGY .........................................                           308,473,781
                                                                                                --------------
MATERIALS (0.4%)
CHEMICALS (0.1%)
Praxair, Inc. ..........................................................        34,840               1,984,835
                                                                                                --------------
CONTAINERS & PACKAGING (0.1%)
Smurfit-Stone Container Corp.*(caret)...................................        50,000                 771,000
                                                                                                --------------
PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc.(caret) ...................................................        14,130                 768,248
International Paper Co. ................................................        78,570               3,424,080
                                                                                                --------------
                                                                                                     4,192,328
                                                                                                --------------
  TOTAL MATERIALS ......................................................                             6,948,163
                                                                                                --------------
TELECOMMUNICATION SERVICES (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
EchoStar Communications Corp., Class A*(caret) .........................       366,960               6,810,777
L-3 Communications Holdings, Inc.*(caret) ..............................       228,836              12,357,144
                                                                                                --------------
                                                                                                    19,167,921
                                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
AT&T Wireless Services, Inc.*(caret)....................................       113,650                 664,853
Crown Castle International Corp.*(caret)                                       171,500                 673,995
Vodafone Group plc (ADR)(caret) ........................................        80,596               1,100,135
                                                                                                --------------
                                                                                                     2,438,983
                                                                                                --------------
  TOTAL TELECOMMUNICATION SERVICES .....................................                            21,606,904
                                                                                                --------------
UTILITIES (0.0%)
MULTI-UTILITIES (0.0%)
Dynegy, Inc., Class A(caret) ...........................................       24,800                 178,560
                                                                                                --------------
TOTAL COMMON STOCKS (97.8%) (Cost $1,996,410,448) ......................                         1,851,939,670
                                                                                                --------------
PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.3%)
AUTOMOBILES (0.3%)
Porsche AG .............................................................        12,759               6,048,353
                                                                                                --------------
HEALTH CARE (0.0%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.0%)
Fresenius Medical Care AG ..............................................        13,500                 455,839
                                                                                                --------------
TOTAL PREFERRED STOCKS (0.3%) (Cost $5,154,229) ........................                             6,504,192
                                                                                                --------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

-----------------------------------------------------------------
                                      PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
-----------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCY (0.1%)
Federal Home Loan Mortgage Corp.
  (Discount Note) 7/1/02 ..........  $ 1,000,000   $      999,948
                                                   --------------
TIME DEPOSIT (1.4%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 ...................   27,369,771       27,369,771
                                                   --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (1.5%)
  (Amortized Cost $28,369,719) ....                    28,369,719
                                                   --------------

-----------------------------------------------------------------
                                                        VALUE
                                                       (NOTE 1)
                                                   --------------
TOTAL INVESTMENTS (99.6%)
  (Cost/Amortized Cost
  $2,029,934,396) .................                $1,886,813,581
OTHER ASSETS
  LESS LIABILITIES (0.4%) .........                     6,826,705
                                                   --------------
NET ASSETS (100%) .................                $1,893,640,286
                                                   ==============

----------
*          Non-income producing

(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
 Stocks and long-term corporate debt securities .........   $1,160,319,015
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........    1,283,149,070

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation.........     $  127,538,049
Aggregate gross unrealized depreciation.........       (270,658,864)
                                                     --------------
Net unrealized depreciation ....................     $ (143,120,815)
                                                     ==============
Federal income tax cost of investments .........     $2,029,934,396
                                                     ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $226,701,028 which was secured by collateral of $229,010,416.

For the six months ended June 30, 2002, the Portfolio incurred approximately $14,405 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $767,346,762 which expires in the year 2009.








                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

------------------------------------------------------------------------------
                                             NUMBER                  VALUE
                                            OF SHARES              (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.7%)
APPAREL RETAIL (0.0%)
TJX Cos., Inc. ........................       43,900           $       860,879
                                                               ---------------
AUTO COMPONENTS (0.4%)
Dana Corp. ............................      624,900                11,579,397
Goodyear Tire & Rubber Co. ............      590,100                11,040,771
Magna International, Inc., Class A .....      152,400                10,492,740
                                                               ---------------
                                                                    33,112,908
                                                               ---------------
AUTOMOBILES (1.1%)
Ford Motor Co. ........................      133,200                 2,131,200
General Motors Corp. (a) ..............      347,800                18,589,910
Harley-Davidson, Inc. .................    1,268,700                65,046,249
                                                               ---------------
                                                                    85,767,359
                                                               ---------------
COMPUTER & ELECTRONICS RETAIL (0.7%)
Best Buy Co., Inc.* ...................    1,504,100                54,598,830
                                                               ---------------
DEPARTMENT STORES (0.9%)
Federated Department Stores, Inc.* ....      251,100                 9,968,670
Kohl's Corp.* .........................      450,000                31,536,000
May Department Stores Co. .............      436,400                14,370,652
Sears, Roebuck & Co. ..................      311,500                16,914,450
                                                               ---------------
                                                                    72,789,772
                                                               ---------------
GENERAL MERCHANDISE STORES (0.8%)
Wal-Mart Stores, Inc. .................    1,190,700                65,500,407
                                                               ---------------
HOME IMPROVEMENT RETAIL (0.6%)
Home Depot, Inc. ......................    1,291,000                47,418,430
                                                               ---------------
HOUSEHOLD DURABLES (1.4%)
Centex Corp. ..........................      182,500                10,546,675
KB Home ...............................      186,700                 9,616,917
Leggett & Platt, Inc. .................      468,400                10,960,560
Newell Rubbermaid, Inc. ...............    1,468,800                51,496,128
Pulte Homes, Inc. .....................      181,500                10,432,620
Snap-On, Inc. .........................      211,500                 6,279,435
Whirlpool Corp. .......................      178,600                11,673,296
                                                               ---------------
                                                                   111,005,631
                                                               ---------------
INTERNET RETAIL (1.2%)
eBay, Inc.*(caret) ....................    1,457,500                89,811,150
                                                               ---------------
MEDIA (5.7%)
AOL Time Warner, Inc.* ................      500,000                 7,355,000
Comcast Corp., Class A*(caret) ........    4,773,500               113,800,240
Liberty Media Corp., Class A* .........   15,935,904               159,359,040
Univision Communications, Inc.,
  Class A* ............................    1,338,200                42,019,480
Viacom, Inc., Class B* ................    2,764,600               122,665,302
Walt Disney Co. .......................      327,500                 6,189,750
                                                               ---------------
                                                                   451,388,812
                                                               ---------------
RESTAURANTS (0.3%)
McDonald's Corp. ......................      161,100                 4,583,295
Wendy's International, Inc. ...........       24,700                   983,801
Yum! Brands, Inc.* ....................      703,400                20,574,450
                                                               ---------------
                                                                    26,141,546
                                                               ---------------
SPECIALTY STORES (1.4%)
AutoNation, Inc.* .....................      837,300                12,140,850
Bed Bath & Beyond, Inc.* ..............      950,400                35,868,096
Office Depot, Inc.* ...................      702,000                11,793,600
Tiffany & Co. .........................    1,358,200                47,808,640
                                                               ---------------
                                                                   107,611,186
                                                               ---------------
TEXTILES & APPAREL (0.2%)
V.F. Corp. ............................      291,900                11,445,399
                                                               ---------------
  TOTAL CONSUMER DISCRETIONARY                                   1,157,452,309
                                                               ---------------
CONSUMER STAPLES (3.4%)
FOOD PRODUCTS (1.8%)
ConAgra Foods, Inc. ...................      494,600                13,675,690
H.J. Heinz Co. ........................       26,000                 1,068,600
Hormel Foods Corp. ....................       74,600                 1,785,924
Kraft Foods, Inc., Class A ............      783,000                32,063,850
Philip Morris Cos., Inc. ..............    1,500,000                65,520,000
Sara Lee Corp. ........................      670,300                13,834,992
Tyson Foods, Inc., Class A ............      627,300                 9,729,423
                                                               ---------------
                                                                   137,678,479
                                                               ---------------
FOOD RETAIL (0.2%)
Albertson's, Inc. .....................      492,100                14,989,366
Safeway, Inc.* ........................      143,700                 4,194,603
                                                               ---------------
                                                                    19,183,969
                                                               ---------------
HOUSEHOLD PRODUCTS (0.6%)
Procter & Gamble Co.(caret) ...........      496,600                44,346,380
                                                               ---------------
PERSONAL PRODUCTS (0.8%)
Avon Products, Inc. ...................      613,700                32,059,688
Estee Lauder Cos., Inc.,
  Class A(caret) ......................      906,900                31,922,880
                                                               ---------------
                                                                    63,982,568
                                                               ---------------
  TOTAL CONSUMER STAPLES ..............                            265,191,396
                                                               ---------------
ENERGY (4.2%)
INTEGRATED OIL & GAS (2.7%)
ChevronTexaco Corp. ...................      578,500                51,197,250
Conoco, Inc. ..........................      456,500                12,690,700
Exxon Mobil Corp. .....................    2,611,400               106,858,488
Marathon Oil Company ..................      508,900                13,801,368
Occidental Petroleum Corp. ............      490,800                14,719,092
Phillips Petroleum Co. ................      251,600                14,814,208
Reliant Resources, Inc.* ..............       38,700                   338,625
                                                               ---------------
                                                                   214,419,731
                                                               ---------------
OIL & GAS EQUIPMENT & SERVICES (0.6%)
Baker Hughes, Inc. ....................    1,350,000                44,941,500
                                                               ---------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Apache Corp. ..........................      684,300                39,333,564
Kerr-McGee Corp. ......................      594,800                31,851,540
                                                               ---------------
                                                                    71,185,104
                                                               ---------------
  TOTAL ENERGY ........................                            330,546,335
                                                               ---------------
FINANCIALS (20.4%)
BANKS (7.0%)
Amsouth Bancorp. ......................      563,500                12,611,130
Bank of America Corp. .................    2,638,650               185,655,414
Bank One Corp. ........................    3,700,000               142,376,000
FleetBoston Financial Corp. ...........      708,325                22,914,314
Golden West Financial Corp. ...........      202,600                13,934,828
Huntington Bancshares, Inc. ...........      619,400                12,028,748

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER                VALUE
                                                                              OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------------------------------------
KeyCorp. ...............................................................       552,100          $    15,072,330
National City Corp. ....................................................       570,600               18,972,450
Regions Financial Corp. ................................................       361,800               12,717,270
SunTrust Banks, Inc. ...................................................       211,900               14,349,868
U.S. Bancorp ...........................................................       638,200               14,901,970
Wachovia Corp. .........................................................       852,200               32,536,996
Washington Mutual, Inc. ................................................       683,900               25,379,529
Wells Fargo & Co. ......................................................       477,000               23,878,620
                                                                                                ---------------
                                                                                                    547,329,467
                                                                                                ---------------
DIVERSIFIED FINANCIALS (8.3%)
American Express Co. ...................................................       123,600                4,489,152
Bear Stearns Co., Inc. .................................................       176,700               10,814,040
Citigroup, Inc. ........................................................     5,852,870              226,798,712
Countrywide Credit Industries, Inc. ....................................        91,200                4,400,400
Fannie Mae .............................................................     1,050,000               77,437,500
Freddie Mac ............................................................       149,800                9,167,760
Goldman Sachs Group, Inc. ..............................................       240,600               17,648,010
J.P. Morgan Chase & Co.(caret) .........................................     4,207,254              142,710,056
Lehman Brothers Holdings, Inc...........................................       229,500               14,348,340
MBNA Corp. .............................................................     2,140,687               70,792,519
Merrill Lynch & Co., Inc. ..............................................        95,400                3,863,700
Morgan Stanley Dean Witter & Co. .......................................     1,710,700               73,696,956
                                                                                                ---------------
                                                                                                    656,167,145
                                                                                                ---------------
INSURANCE (5.1%)
AFLAC, Inc. ............................................................     1,619,297               51,817,504
Allstate Corp. .........................................................       429,600               15,886,608
American International Group, Inc. .....................................     1,563,206              106,657,546
Aon Corp. ..............................................................       364,800               10,754,304
Chubb Corp. ............................................................       206,000               14,584,800
Jefferson-Pilot Corp. ..................................................       278,100               13,070,700
Metlife, Inc. ..........................................................       477,000               13,737,600
MGIC Investment Corp. ..................................................       188,300               12,766,740
PMI Group, Inc.(caret)(caret) ..........................................     2,839,400              108,465,080
St. Paul Cos., Inc. ....................................................        70,300                2,736,076
XL Capital Ltd., Class A ...............................................       573,001               48,533,130
                                                                                                ---------------
                                                                                                    399,010,088
                                                                                                ---------------
  TOTAL FINANCIALS .....................................................                          1,602,506,700
                                                                                                ---------------
HEALTH CARE (12.0%)
BIOTECHNOLOGY (2.1%)
Affymetrix, Inc.*(caret) ...............................................     1,393,000               33,418,070
Amgen, Inc.* ...........................................................     1,180,400               49,435,152
Wyeth ..................................................................     1,600,000               81,920,000
                                                                                                ---------------
                                                                                                    164,773,222
                                                                                                ---------------
HEALTH CARE EQUIPMENT &
  SERVICES (6.7%)
Aetna, Inc. ............................................................       216,900               10,404,693
AmerisourceBergen Corp. ................................................       424,900               32,292,400
Anthem, Inc.*(caret) ...................................................       647,900               43,720,292
Applied Biosystems Group -- Applera Corp. ..............................     1,792,600               34,937,774
Cardinal Health, Inc.(caret) ...........................................       507,159               31,144,634
CIGNA Corp. ............................................................       118,300               11,524,786
Express Scripts, Inc., Class A* ........................................       619,600               31,048,156
Guidant Corp.* (a) .....................................................       735,000               22,219,050
Health Net, Inc.* ......................................................       254,300                6,807,611
Medtronic, Inc. ........................................................       983,200               42,130,120
Quest Diagnostics, Inc.* ...............................................       558,100               48,024,505
Stericycle, Inc.* ......................................................       928,100               32,864,021
Stryker Corp. ..........................................................       624,400               33,411,644
Tenet Healthcare Corp.* ................................................       618,600               44,260,830
Wellpoint Health Networks, Inc.* .......................................     1,339,200              104,203,152
                                                                                                ---------------
                                                                                                    528,993,668
                                                                                                ---------------
PHARMACEUTICALS (3.2%)
Bristol-Myers Squibb Co. ...............................................       200,000                5,140,000
Forest Laboratories, Inc.* .............................................       695,500               49,241,400
GlaxoSmithKline plc (ADR) ..............................................       210,400                9,076,656
Johnson & Johnson ......................................................       569,000               29,735,940
Merck & Co., Inc. ......................................................       615,900               31,189,176
Pfizer, Inc. ...........................................................     3,038,700              106,354,500
Schering-Plough Corp. ..................................................       860,000               21,156,000
                                                                                                ---------------
                                                                                                    251,893,672
                                                                                                ---------------
  TOTAL HEALTH CARE ....................................................                            945,660,562
                                                                                                ---------------
INDUSTRIALS (9.1%)
AEROSPACE & DEFENSE (1.4%)
Alliant Techsystems, Inc.* .............................................       486,800               31,057,840
General Dynamics Corp.(caret) ..........................................       328,900               34,978,515
Lockheed Martin Corp. ..................................................       516,800               35,917,600
Martin Marietta Materials, Inc. ........................................       176,600                6,887,400
                                                                                                ---------------
                                                                                                    108,841,355
                                                                                                ---------------
AIRLINES (0.0%)
Continental Airlines, Inc., Class B* (a) ...............................       250,000                3,945,000
                                                                                                ---------------
BUILDING PRODUCTS (0.5%)
D.R. Horton, Inc. ......................................................     1,387,800               36,124,434
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES (3.4%)
Arbitron, Inc.* ........................................................       481,980               15,037,776
Cendant Corp.*(caret)(a) ...............................................     9,188,883              145,919,462
Ceridian Corp.*(caret)(caret) ..........................................     2,437,800               46,269,444
Concord EFS, Inc.* .....................................................     1,626,100               49,010,654
R.R. Donnelley & Sons Co. ..............................................       412,200               11,356,110
                                                                                                ---------------
                                                                                                    267,593,446
                                                                                                ---------------
ELECTRICAL EQUIPMENT (0.2%)
Cooper Industries Ltd., Class A ........................................       249,700                9,813,210
Hubbell, Inc., Class B .................................................       179,500                6,129,925
                                                                                                ---------------
                                                                                                     15,943,135
                                                                                                ---------------
INDUSTRIAL CONGLOMERATES (1.1%)
General Electric Co. (a) ...............................................     1,000,000               29,050,000
Tyco International Ltd. ................................................     4,438,117               59,958,961
                                                                                                ---------------
                                                                                                     89,008,961
                                                                                                ---------------
MACHINERY (1.3%)
Danaher Corp. ..........................................................       991,700               65,799,295
Eaton Corp. ............................................................       169,600               12,338,400
PACCAR, Inc. ...........................................................       244,100               10,835,599
Parker-Hannifin Corp. ..................................................       224,300               10,719,297
                                                                                                ---------------
                                                                                                     99,692,591
                                                                                                ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                                              NUMBER                 VALUE
                                                                             OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------------------------------------
RAILROADS (1.1%)
Burlington Northern Santa Fe Corp. .....................................      510,500           $    15,315,000
Norfolk Southern Corp. .................................................      637,600                14,907,088
Union Pacific Corp. ....................................................      843,300                53,364,024
                                                                                                ---------------
                                                                                                     83,586,112
                                                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Genuine Parts Co. ......................................................      354,400                12,357,928
                                                                                                ---------------
  TOTAL INDUSTRIALS ....................................................                            717,092,962
                                                                                                ---------------
INFORMATION TECHNOLOGY (20.7%)
APPLICATION SOFTWARE (1.7%)
Electronic Arts, Inc.* (a) .............................................      521,300                34,431,865
Mercury Interactive Corp.* .............................................    1,337,500                30,709,000
PeopleSoft, Inc.*(caret) ...............................................    4,374,500                65,092,560
                                                                                                ---------------
                                                                                                    130,233,425
                                                                                                ---------------
COMPUTER HARDWARE (2.4%)
Dell Computer Corp.* ...................................................    2,786,000                72,826,040
Hewlett-Packard Co. ....................................................    1,926,275                29,433,482
International Business Machines Corp.(caret) ...........................    1,147,300                82,605,600
                                                                                                ---------------
                                                                                                    184,865,122
                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS (0.6%)
Network Appliance, Inc.* ...............................................    3,757,600                46,744,544
Quantum Corp.* .........................................................      699,400                 2,937,480
                                                                                                ---------------
                                                                                                     49,682,024
                                                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Flextronics International Ltd.* ........................................   13,246,560                94,447,973
Ingram Micro, Inc., Class A* ...........................................      570,675                 7,846,781
Intersil Corp., Class A* ...............................................    1,887,900                40,363,302
RF Micro Devices, Inc.* ................................................    2,128,100                16,216,122
Sanmina-SCI Corp.*(caret)(caret)(a) ....................................    8,993,694                56,750,209
Solectron Corp.* (a) ...................................................    1,461,400                 8,987,610
Vishay Intertechnology, Inc.* ..........................................    1,433,200                31,530,400
                                                                                                ---------------
                                                                                                    256,142,397
                                                                                                ---------------
INTERNET SOFTWARE & SERVICES (0.4%)
Yahoo!, Inc.* ..........................................................    2,070,900                30,566,484
                                                                                                ---------------
IT CONSULTING & SERVICES (0.7%)
Electronic Data Systems Corp. ..........................................    1,560,000                57,954,000
                                                                                                ---------------
NETWORKING EQUIPMENT (1.4%)
Cisco Systems, Inc.* ...................................................    4,836,300                67,466,385
Juniper Networks, Inc.*(caret) .........................................    7,114,000                40,194,100
                                                                                                ---------------
                                                                                                    107,660,485
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT (1.3%)
Emulex Corp.* ..........................................................    1,286,300                28,954,613
KLA-Tencor Corp.* ......................................................      995,900                43,809,641
NVIDIA Corp.* ..........................................................    1,867,500                32,083,650
                                                                                                ---------------
                                                                                                    104,847,904
                                                                                                ---------------
SEMICONDUCTORS (4.2%)
Fairchild Semiconductor
  International, Inc., Class A* ........................................    2,013,600                48,930,480
Intel Corp. ............................................................    3,609,100                65,938,257
Maxim Integrated Products,
  Inc.* ................................................................    1,525,300                58,464,749
Micron Technology, Inc.* ...............................................    3,295,200                66,628,944
Silicon Laboratories, Inc.*(caret) .....................................    1,422,400                38,490,144
Texas Instruments, Inc. ................................................    2,174,300                51,530,910
                                                                                                ---------------
                                                                                                    329,983,484
                                                                                                ---------------
SYSTEMS SOFTWARE (2.6%)
Microsoft Corp.* .......................................................    3,245,000               177,501,500
VERITAS Software Corp.* ................................................    1,498,200                29,649,378
                                                                                                ---------------
                                                                                                    207,150,878
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT (2.1%)
ADC Telecommunications, Inc.*...........................................       65,000                   148,850
Corning, Inc. ..........................................................    1,820,500                 6,462,775
General Motors Corp., Class H*..........................................    3,000,000                31,200,000
Loral Space & Communications*(caret) (caret)(caret) ....................   10,803,800                10,695,762
Lucent Technologies, Inc. ..............................................   21,145,000                35,100,700
Motorola, Inc. .........................................................       61,800                   891,156
Nortel Networks Corp.* .................................................    4,760,500                 6,902,725
QUALCOMM, Inc.* ........................................................    2,381,200                65,459,188
Tellabs, Inc.* .........................................................    1,298,500                 8,050,700
                                                                                                ---------------
                                                                                                    164,911,856
                                                                                                ---------------
  TOTAL INFORMATION TECHNOLOGY..........................................                          1,623,998,059
                                                                                                ---------------
MATERIALS (2.0%)
CHEMICALS (1.0%)
Dow Chemical Co. .......................................................      580,300                19,950,714
Du Pont (E.I.) de Nemours & Co. ........................................      649,000                28,815,600
Eastman Chemical Co. ...................................................      254,400                11,931,360
Lubrizol Corp. .........................................................      186,800                 6,257,800
PPG Industries, Inc. ...................................................      161,300                 9,984,470
                                                                                                ---------------
                                                                                                     76,939,944
                                                                                                ---------------
CONTAINERS & PACKAGING (0.4%)
Smurfit-Stone Container Corp.* .........................................    2,037,700                31,421,334
                                                                                                ---------------
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Corp. ....................................................      211,600                 7,306,548
Georgia-Pacific Corp. ..................................................      480,800                11,818,064
International Paper Co. ................................................      434,200                18,922,436
MeadWestvaco Corp. .....................................................      400,000                13,424,000
                                                                                                ---------------
                                                                                                     51,471,048
                                                                                                ---------------
  TOTAL MATERIALS ......................................................                            159,832,326
                                                                                                ---------------
TELECOMMUNICATION SERVICES (5.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T Corp. .............................................................      576,200                 6,165,340
BellSouth Corp. ........................................................      765,100                24,100,650
Qwest Communications International, Inc. (a) ...........................    2,350,000                 6,580,000
SBC Communications, Inc. ...............................................    1,841,225                56,157,362
Verizon Communications, Inc. ...........................................      950,700                38,170,605
WorldCom, Inc. -- WorldCom Group*+ .....................................    7,347,000                   661,230
                                                                                                ---------------
                                                                                                    131,835,187
                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES (3.5%)
AT&T Wireless Services, Inc.*(caret)....................................   10,403,428                60,860,054
Millicom International Cellular S.A.*(caret) ...........................    1,346,600                 2,154,560

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                              OF SHARES               (NOTE 1)
---------------------------------------------------------------------------------
Nextel Communications, Inc.,
  Class A*(caret)........................    11,564,400           $    37,121,724
Sprint Corp. (PCS Group)* (a) ...........     9,405,000                42,040,350
Vodafone Group plc (a) ..................    95,009,181               130,340,014
                                                                  ---------------
                                                                      272,516,702
                                                                  ---------------
  TOTAL TELECOMMUNICATION SERVICES ......                             404,351,889
                                                                  ---------------
UTILITIES (1.2%)
ELECTRIC UTILITIES (1.1%)
Allegheny Energy, Inc. ..................       389,700                10,034,775
Ameren Corp. ............................       300,300                12,915,903
American Electric Power Co. .............       384,400                15,383,688
CINergy Corp. ...........................       191,800                 6,902,882
Constellation Energy Group, Inc. ........       420,900                12,349,206
Entergy Corp. ...........................       332,900                14,128,276
Northeast Utilities .....................       471,100                 8,861,391
PPL Corp. ...............................       218,400                 7,224,672
                                                                  ---------------
                                                                       87,800,793
                                                                  ---------------
MULTI--UTILITIES (0.1%)
Puget Energy, Inc. ......................       392,500                 8,105,125
                                                                  ---------------
  TOTAL UTILITIES .......................                              95,905,918
                                                                  ---------------
TOTAL COMMON STOCKS (92.9%)
  (Cost $9,599,399,262)..................                           7,302,538,456
                                                                  ---------------
CONVERTIBLE PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.0%)
MEDIA (0.0%)
United Pan Europe Communication N.V.**+..     1,351,000                 1,352,296
                                                                  ---------------
INFORMATION TECHNOLOGY (0.1%)
TELECOMMUNICATIONS EQUIPMENT (0.1%)
Loral Space & Communications,
  Series D (Section)  .....................     500,000                 5,375,000
                                                                  ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (0.1%)
  (Cost $157,837,381)....................                               6,727,296
                                                                  ---------------
                                              PRINCIPAL
                                                AMOUNT
                                              ---------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.9%)
Canadian Imperial Bank
  2.04%, 9/30/02 ........................   $50,000,000                50,030,000
Westdeutsche Landesbank Girozentrale
  1.79%, 8/1/02 .........................    20,700,000                20,700,000
                                                                  ---------------
  TOTAL CERTIFICATES OF DEPOSIT .........                              70,730,000
                                                                  ---------------
COMMERCIAL PAPER (1.3%)
Asset Securitization Corp. (Section)
  1.80%, 7/10/02 ........................    34,000,000                33,983,000
Caisse Centrale Besjardains du Quebec
  1.64%, 7/8/02 .........................     3,000,000                 2,998,867
Danske Corp.
  1.75%, 7/8/02 .........................       500,000                   499,806
KBC Financial Prod Intl Ltd.
  1.79%, 9/25/02 ........................    40,000,000                39,830,800


-------------------------------------------------------------------------------------
                                                 PRINCIPAL                 VALUE
                                                  AMOUNT                 (NOTE 1)
-------------------------------------------------------------------------------------
Private Export Funding Corp. (Section)
  2.06%, 9/12/02 ....................         $    5,000,000         $     4,982,350
UBS Finance (DE), Inc.
  1.69%, 7/1/02 .....................             10,000,000               9,999,444
Wal-Mart Stores, Inc. (Section)
  1.73%, 7/9/02 .....................             12,000,000              11,994,522
                                                                     ---------------
TOTAL COMMERCIAL PAPER ..............                                    104,288,789
                                                                     ---------------
U.S. GOVERNMENT AGENCY (0.3%)
Federal Home Loan Mortgage Corp.
  (Discount Note) 7/1/02 ............             22,400,000              22,398,830
                                                                     ---------------
TIME DEPOSIT (5.2%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .....................            409,258,624             409,258,624
                                                                     ---------------
TOTAL SHORT-TERM DEBT SECURITIES (7.7%)
  (Amortized Cost $606,676,243)......                                    606,676,243
                                                                     ---------------
TOTAL INVESTMENTS BEFORE CALL
  OPTIONS WRITTEN (100.7%)
  (Cost/Amortized Cost
  $10,363,912,886)...................                                  7,915,941,995
                                                                     ---------------
                                                 NUMBER OF
                                               CONTRACTS (B)
                                              --------------
CALL OPTIONS WRITTEN* (c):
Cendant Corp.
  July @ 18.30 ......................                  3,000                 (18,000)
  July @ 18.31 ......................                  3,000                 (18,000)
  July @ 18.34 ......................                  3,000                 (18,000)
  July @ 18.50 ......................                  3,000                 (20,430)
  July @ 18.54 ......................                  3,000                 (27,000)
  July @ 18.70 ......................                  3,000                 (18,000)
  July @ 18.75 ......................                  3,000                 (24,240)
                                                                     ---------------
                                                                            (143,670)
                                                                     ---------------
Continental Airlines, Inc., Class B
  July @ 27.00 ......................                  2,500                     (75)
                                                                     ---------------
Electronic Data Systems Corp.
  July @ 52.60 ......................                  5,000                 (72,500)
  July @ 53.00 ......................                  2,800                 (23,464)
  July @ 53.10 ......................                  2,800                    (196)
                                                                     ---------------
                                                                             (96,160)
                                                                     ---------------
General Electric Co.
  July @ 33.66 ......................                  5,000                    (450)
  July @ 36.79 ......................                  5,000                 (30,000)
                                                                     ---------------
                                                                             (30,450)
                                                                     ---------------
General Motors Corp.
  July @ 15.20 ......................                  4,000                 (12,800)
  July @ 15.91 ......................                  3,000                  (7,710)
  July @ 15.95 ......................                  5,000                 (30,000)
  July @ 15.96 ......................                  4,000                  (7,160)
  July @ 16.00 ......................                  6,000                 (27,120)
  July @ 16.05 ......................                  3,000                    (300)
  July @ 16.25 ......................                  5,000                 (50,000)
                                                                     ---------------
                                                                            (135,090)
                                                                     ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

-----------------------------------------------------------------------
                                        NUMBER OF           VALUE
                                      CONTRACTS (B)       (NOTE 1)
-----------------------------------------------------------------------
Guidant Corp.
  July @ 39.23 ......................     5,000       $        (45,000)
  July @ 39.65 ......................     2,350                (21,150)
                                                      ----------------
                                                               (66,150)
                                                      ----------------
Qwest Communications
International, Inc.
  July @ 6.27 .......................     4,000                 (2,560)
  July @ 7.10 .......................     4,000                (24,000)
  July @ 7.88 .......................     3,500                     --
  July @ 8.00 .......................     4,000                     --
                                                      ----------------
                                                               (26,560)
                                                      ----------------
Sanmina-SCI Corp.
  June @ 11.75 ......................     5,000                (50,000)
  July @ 9.95 .......................     5,000                     --
  July @ 10.00 ......................     5,000                (50,000)
  July @ 10.20 ......................     5,000                (30,000)
  July @ 10.89 ......................     5,000                (75,000)
  July @ 10.90 ......................     5,000                (15,000)
  July @ 11.12 ......................     5,000                (30,000)
  July @ 11.50 ......................     5,000                (50,000)
  July @ 11.71 ......................     5,000                (30,000)
  July @ 11.79 ......................     5,000                     --
  July @ 11.96 ......................     5,000                (45,000)
                                                      ----------------
                                                              (375,000)
                                                      ----------------
Solectron Corp.
  July @ 7.30 .......................     1,500                (56,520)
                                                      ----------------
Sprint Corp. (PCS Group)
  July @ 9.40 .......................     5,000                (30,000)
  July @ 9.75 .......................     5,000                     --
  July @ 11.16 ......................     5,000                (30,000)
  July @ 11.65 ......................     5,000                (30,000)
  July @ 11.65 ......................     2,000                     --
  July @ 11.80 ......................     5,000                   (500)
  July @ 12.05 ......................     5,000                (75,000)
  July @ 12.13 ......................     5,000                (45,000)
  July @ 13.30 ......................     5,000                (45,000)
                                                      ----------------
                                                              (255,500)
                                                      ----------------
Tyco International Ltd.
  July @ 29.89 ......................     2,500                     --
  July @ 30.00 ......................     2,500                (25,000)
  July @ 30.50 ......................     2,500                (15,000)
                                                      ----------------
                                                               (40,000)
                                                      ----------------
Vodafone Group plc
  July @ 1.14 .......................   100,000                     --
  July @ 1.20 .......................    50,000                     --
  July @ 1.22 .......................    50,000                 (4,573)
  July @ 1.23 .......................    50,000                     --
  July @ 1.29 .......................    50,000                     --
  July @ 1.30 .......................    50,000                     --
                                                      ----------------
                                                                (4,573)
                                                      ----------------
TOTAL CALL OPTIONS WRITTEN (0.0%)
(Cost -$38,718,865) (Note 1).........                       (1,229,748)
                                                      ----------------
TOTAL INVESTMENTS AFTER CALL
 OPTIONS WRITTEN (100.7%)
 (Cost/Amortized Cost
 $10,325,194,021)....................                    7,914,712,247
OTHER ASSETS LESS LIABILTIES (-0.7%).                      (50,906,683)
                                                      ----------------
NET ASSETS (100%) ...................                 $  7,863,805,564
                                                      ================

----------
*     Non-income producing.

** At June 30, 2002, the Portfolio held a restricted security amounting to 0.02% of net assets. The Portfolio will not bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security.

                                                                  DATE OF          UNIT       VALUATION AS OF
DESCRIPTION                                                     ACQUISITION        COST        JUNE 30, 2002
-----------                                                     -----------        ----        -------------
United Pan Europe Communication N.V. (Conv. Pref.) .........   11/29/00           $98.33           $1.00

(caret)(caret)   Affiliated company as defined under the Investment Company Act of 1940 (See Note 6)

+ Securities (totaling $2,013,526 or 0.02% of net assets) valued at fair value.

(caret)          All, or a portion of security out on loan (Note 1).

(Section)        Security exempt from registration under Rule 144A of the
                 Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $50,959,872 or 0.65% of net assets.

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)              One contract relates to 100 shares.

(c) Covered call option contracts written in connection with securities held.

                 Glossary:
                 ADR-American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period ended June 30, 2002, were as follows:

                                      MARKET VALUE     PURCHASES       SALES       MARKET VALUE   DIVIDEND       REALIZED
            SECURITIES             DECEMBER 31, 2001    AT COST       AT COST     JUNE 30, 2002    INCOME      GAIN/(LOSS)
            ----------             -----------------    -------       -------     -------------    ------      -----------
Ceridian Corp. ..................     $108,663,750        --       $ 63,668,982    $ 46,269,444         --   $    4,116,803
Loral Space & Communications.....       56,992,390        --        179,707,869      10,695,762         --     (168,940,061)
PMI Group, Inc. .................      160,756,990        --         40,029,061     108,465,080   $191,920       33,296,868
Sanmina-SCI Corp. ...............      272,883,208        --         63,614,261      56,750,209         --      (17,610,551)
                                      ------------                                 ------------   --------   --------------
                                      $599,296,338                                 $222,180,495   $191,920   $ (149,136,941)
                                      ============                                 ============   ========   ==============

Options written for the period ended June 30, 2002, were as follows:

                                                                     TOTAL             TOTAL
                                                                   NUMBER OF          PREMIUMS
                                                                   CONTRACTS          RECEIVED
                                                                   ---------          --------
Options outstanding-January 1, 2002 .........................       1,592,020      $  116,408,161
Options written .............................................       3,157,240         275,170,806
Options terminated in closing purchase transactions .........          (4,840)         (2,984,845)
Options expired .............................................      (4,016,470)       (329,827,757)
Options exercised ...........................................        (175,000)        (20,047,500)
                                                                   ----------      --------------
Options outstanding-June 30, 2002 ...........................         552,950      $   38,718,865
                                                                   ==========      ==============

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $4,700,351,693
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     7,242,173,542

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........    $    244,901,195
Aggregate gross unrealized depreciation .........      (2,692,872,086)
                                                     ----------------
Net unrealized depreciation .....................    $ (2,447,970,891)
                                                     ================
Federal income tax cost of investments ..........    $ 10,363,912,886
                                                     ================

At June 30, 2002, the Portfolio had loaned securities with a total value $285,900,018 which was secured by collateral of $358,110,625.

For the six months ended June 30, 2002, the Portfolio incurred approximately $1,830,936 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carry forward of $288,331,305 which expires in year 2009.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------
                                                                              NUMBER                VALUE
                                                                            OF SHARES             (NOTE 1)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.8%)
AUTO COMPONENTS (1.0%)
Bridgestone Corp.(caret) ...............................................     783,000            $ 10,778,825
                                                                                                ------------
AUTOMOBILES (2.5%)
Bayerische Motoren Werke (BMW) AG ......................................     290,313              11,970,222
Honda Motor Co., Ltd. ..................................................     353,200              14,321,308
                                                                                                ------------
                                                                                                  26,291,530
                                                                                                ------------
COMPUTER & ELECTRONICS RETAIL (1.0%)
Best Buy Co., Inc.* ....................................................     295,100              10,712,130
                                                                                                ------------
DEPARTMENT STORES (2.5%)
Kohl's Corp.* ..........................................................     373,400              26,167,872
                                                                                                ------------
GENERAL MERCHANDISE STORES (0.3%)
Wal-Mart Stores, Inc. ..................................................      56,800               3,124,568
                                                                                                ------------
HOME IMPROVEMENT RETAIL (0.5%)
Home Depot, Inc. .......................................................     139,650               5,129,345
                                                                                                ------------
MEDIA (8.8%)
British Sky Broadcasting plc* ..........................................   2,518,076              24,142,884
Comcast Corp., Class A* ................................................     682,200              16,263,648
Liberty Media Corp., Class A* ..........................................   2,720,076              27,200,760
Viacom, Inc., Class B* .................................................     543,148              24,099,477
                                                                                                ------------
                                                                                                  91,706,769
                                                                                                ------------
TEXTILES & APPAREL (1.2%)
LVMH Moet Hennessy Louis Vuitton SA(caret) .............................     235,526              11,862,829
                                                                                                ------------
  TOTAL CONSUMER DISCRETIONARY..........................................                         185,773,868
                                                                                                ------------
CONSUMER STAPLES (4.0%)
BEVERAGES (0.5%)
Anheuser-Busch Cos., Inc. ..............................................      99,900               4,995,000
                                                                                                ------------
FOOD PRODUCTS (0.0%)
Smucker (J.M.) Co. .....................................................         260                   8,874
                                                                                                ------------
HOUSEHOLD PRODUCTS (0.1%)
Procter & Gamble Co. ...................................................      13,000               1,160,900
                                                                                                ------------
PERSONAL PRODUCTS (3.4%)
Avon Products, Inc. ....................................................      59,400               3,103,056
L'Oreal S.A.(caret) ....................................................     416,618              32,504,565
                                                                                                ------------
                                                                                                  35,607,621
                                                                                                ------------
  TOTAL CONSUMER STAPLES ...............................................                          41,772,395
                                                                                                ------------
ENERGY (4.4%)
INTEGRATED OIL & GAS (4.4%)
BP plc .................................................................   1,968,000              16,528,992
ENI S.p.A.(caret) ......................................................     749,100              11,910,909
TotalFinaElf S.A* ......................................................     105,350              17,104,705
                                                                                                ------------
  TOTAL ENERGY .........................................................                          45,544,606
                                                                                                ------------
FINANCIALS (27.2%)
BANKS (10.9%)
Banco Bilbao Vizcaya Argentaria, S.A. ..................................   1,996,100              22,571,843
Bank One Corp. .........................................................     742,700              28,579,096
BNP Paribas(caret) .....................................................     407,990              22,564,036
Credit Suisse Group ....................................................     485,633              15,417,697
Grupo Financiero Banorte S.A. de C.V., Class O* ........................      12,579                  29,028
Royal Bank of Scotland Group plc .......................................     852,900              24,181,361
                                                                                                ------------
                                                                                                 113,343,061
                                                                                                ------------
DIVERSIFIED FINANCIALS (11.3%)
Citigroup, Inc. ........................................................   1,161,030              44,989,912
Fannie Mae .............................................................     167,700              12,367,875
Goldman Sachs Group, Inc. ..............................................     194,400              14,259,240
MBNA Corp. .............................................................     895,650              29,619,146
Sumitomo Trust & Banking Co., Ltd. .....................................   3,536,000              16,992,625
                                                                                                ------------
                                                                                                 118,228,798
                                                                                                ------------
INSURANCE (4.2%)
American International Group, Inc. .....................................     435,237              29,696,221
Swiss Reinsurance(caret) ...............................................     150,820              14,744,547
                                                                                                ------------
                                                                                                  44,440,768
                                                                                                ------------
REAL ESTATE (0.8%)
Cheung Kong (Holdings) Ltd.(caret) .....................................     955,000               7,958,333
Mandamus AB ............................................................         485                   3,853
                                                                                                ------------
                                                                                                   7,962,186
                                                                                                ------------
  TOTAL FINANCIALS .....................................................                         283,974,813
                                                                                                ------------
HEALTH CARE (15.8%)
BIOTECHNOLOGY (2.0%)
Wyeth ..................................................................     411,900              21,089,280
                                                                                                ------------
HEALTH CARE EQUIPMENT & SERVICES (2.6%)
Cardinal Health, Inc. ..................................................     361,200              22,181,292
Wellpoint Health Networks, Inc.* .......................................      63,700               4,956,497
                                                                                                ------------
                                                                                                  27,137,789
                                                                                                ------------
PHARMACEUTICALS (11.2%)
AstraZeneca plc ........................................................     256,799              10,631,457
Johnson & Johnson ......................................................      67,700               3,538,002
Pfizer, Inc. ...........................................................   1,342,800              46,998,000
Sanofi-Synthelabo S.A.(caret) ..........................................     310,800              18,907,798
Takeda Chemical Industries Ltd..........................................     844,000              37,038,545
                                                                                                ------------
                                                                                                 117,113,802
                                                                                                ------------
  TOTAL HEALTH CARE ....................................................                         165,340,871
                                                                                                ------------
INDUSTRIALS (9.0%)
AEROSPACE & DEFENSE (1.5%)
United Technologies Corp. ..............................................     229,500              15,583,050
                                                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Concord EFS, Inc.* .....................................................      99,000               2,983,860
First Data Corp. .......................................................     234,100               8,708,520
                                                                                                ------------
                                                                                                  11,692,380
                                                                                                ------------
ELECTRICAL EQUIPMENT (0.6%)
Schneider Electric S.A. ................................................     115,677               6,220,484
                                                                                                ------------
INDUSTRIAL CONGLOMERATES (2.5%)
General Electric Co. ...................................................     885,000              25,709,250
                                                                                                ------------
MACHINERY (3.1%)
Danaher Corp.(caret) ...................................................     334,600              22,200,710
SMC Corp. ..............................................................      81,300               9,611,388
                                                                                                ------------
                                                                                                  31,812,098
                                                                                                ------------

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


----------------------------------------------------------------------
                                             NUMBER          VALUE
                                           OF SHARES       (NOTE 1)
----------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Mitsubishi Corp. .....................      322,000      $   2,329,167
                                                         -------------
  TOTAL INDUSTRIALS ..................                      93,346,429
                                                         -------------
INFORMATION TECHNOLOGY (14.9%)
APPLICATION SOFTWARE (1.3%)
SAP AG (ADR)(caret) ..................      133,633         13,197,539
                                                         -------------
COMPUTER HARDWARE (1.0%)
Dell Computer Corp.* .................      400,400         10,466,456
                                                         -------------
NETWORKING EQUIPMENT (0.3%)
Juniper Networks, Inc.*(caret) .......      515,000          2,909,750
                                                         -------------
OFFICE ELECTRONICS (3.2%)
Canon, Inc. ..........................      896,000         33,863,507
                                                         -------------
SEMICONDUCTOR EQUIPMENT (0.9%)
Applied Materials, Inc.* .............      483,800          9,201,876
                                                         -------------
SEMICONDUCTORS (3.2%)
Altera Corp.* ........................      557,400          7,580,640
Micron Technology, Inc.* .............      242,100          4,895,262
Samsung Electronics (GDR)(caret)(i)
  (Section) ..........................       51,400          7,057,220
STMicroelectronics N.V.(caret) .......      574,880         14,335,664
                                                         -------------
                                                            33,868,786
                                                         -------------
SYSTEMS SOFTWARE (3.3%)
Microsoft Corp.* .....................      626,200         34,253,140
                                                         -------------
TELECOMMUNICATIONS EQUIPMENT (1.7%)
Nokia OYJ ............................    1,213,299         17,758,050
                                                         -------------
  TOTAL INFORMATION TECHNOLOGY........                     155,519,104
                                                         -------------
MATERIALS (4.3%)
CHEMICALS (2.9%)
Shin-Etsu Chemical Co., Ltd. .........      703,700         30,235,733
                                                         -------------
CONSTRUCTION MATERIALS (1.4%)
CRH plc ..............................      911,121         14,847,018
                                                         -------------
  TOTAL MATERIALS ....................                      45,082,751
                                                         -------------
TELECOMMUNICATION SERVICES (2.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
Hellenic Telecommunications S.A. .....        5,838             92,249
                                                         -------------
WIRELESS TELECOMMUNICATION
  SERVICES (2.3%)
Sprint Corp. (PCS Group)*(caret) .....      696,100          3,111,567
Vodafone Group plc ...................   15,256,070         20,929,308
                                                         -------------
  TOTAL TELECOMMUNICATION SERVICES....                      24,133,124
                                                         -------------
TOTAL COMMON STOCKS (99.7%)
  (Cost $1,134,253,876)...............                   1,040,487,961
                                                         -------------


------------------------------------------------------------------
                                       NUMBER            VALUE
                                    OF WARRANTS        (NOTE 1)
------------------------------------------------------------------
WARRANTS:
FINANCIALS (0.7%)
BANKS (0.7%)
ABN Amro Bank N.V.*
  (Cost $9,059,307).............     3,601,000      $    7,179,378
                                                    --------------
TOTAL INVESTMENTS (100.4%)
  (Cost $1,143,313,183).........                     1,047,667,339
OTHER ASSETS LESS LIABILITIES
  (-0.4%) ......................                        (4,027,753)
                                                    --------------
NET ASSETS (100%) ..............                    $1,043,639,586
                                                    ==============

---------------------
*               Non-income producing.

(caret)         All, or a portion of security out on loan (Note 1).

(i)             Illiquid security.

(Section)        Security exempt from registration under Rule 144A of the
                 Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $7,057,220 or 0.68% of net assets.

                 Glossary:

                 ADR--American Depositary Receipt

                 GDR--Global Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION (Unaudited)
As a Percentage of Total Investments

France .................................................       11.8%
Germany ................................................        2.4
Ireland ................................................        1.4
Italy ..................................................        1.2
Japan ..................................................       14.8
Netherlands ............................................        0.7
Scandinavia ............................................        1.7
Southeast Asia .........................................        1.4
Spain ..................................................        2.1
Switzerland ............................................        2.9
United Kingdom .........................................        9.2
United States ..........................................       50.4
                                                              -----
                                                              100.0%
                                                              =====

--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ...............   $  274,763,676
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...............      331,048,398

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $   86,741,467
Aggregate gross unrealized depreciation ......................     (182,387,314)
                                                                 --------------
Net unrealized depreciation ..................................   $  (95,645,843)
                                                                 ==============
Federal income tax cost of investments .......................   $1,143,313,183
                                                                 ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $109,873,851 which was secured by collateral of $111,024,569.

The Portfolio has a net capital loss carryforward of $123,523,367 which expires in the year 2009.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------------------------------------
                                                                             NUMBER                 VALUE
                                                                           OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.1%)
DEPARTMENT STORES (0.7%)
Sears, Roebuck & Co. ...................................................     275,000          $   14,932,500
                                                                                                --------------
HOTELS (2.4%)
Carnival Corp. .........................................................   1,717,800                47,565,882
                                                                                                --------------
  TOTAL CONSUMER DISCRETIONARY .........................................                            62,498,382
                                                                                                --------------
CONSUMER STAPLES (11.5%)
BEVERAGES (3.2%)
Anheuser-Busch Cos., Inc. ..............................................   1,305,000                65,250,000
                                                                                                --------------
FOOD PRODUCTS (4.1%)
Philip Morris Cos., Inc. ...............................................   1,938,000                84,651,840
                                                                                                --------------
FOOD RETAIL (1.1%)
Kroger Co.* ............................................................   1,079,000                21,472,100
                                                                                                --------------
HOUSEHOLD PRODUCTS (0.5%)
Procter & Gamble Co. ...................................................     111,000                 9,912,300
                                                                                                --------------
PERSONAL PRODUCTS (2.6%)
Avon Products, Inc. ....................................................   1,003,000                52,396,720
                                                                                                --------------
  TOTAL CONSUMER STAPLES ...............................................                           233,682,960
                                                                                                --------------
ENERGY (8.3%)
INTEGRATED OIL & GAS (5.2%)
BP plc (ADR) ...........................................................   1,028,100                51,908,769
ENI-Ente Nazionale Idrocarburi S.p.A. (ADR) ............................     139,000                11,120,000
Exxon Mobil Corp. ......................................................     555,000                22,710,600
Occidental Petroleum Corp. .............................................     355,000                10,646,450
Phillips Petroleum Co. .................................................     180,000                10,598,400
                                                                                                --------------
                                                                                                   106,984,219
                                                                                                --------------
OIL & GAS DRILLING (1.2%)
Transocean Sedco Forex, Inc. ...........................................     785,800                24,477,670
                                                                                                --------------
OIL & GAS EXPLORATION & PRODUCTION (1.9%)
Apache Corp. ...........................................................     494,300                28,412,364
Kerr-McGee Corp. .......................................................     187,000                10,013,850
                                                                                                --------------
                                                                                                    38,426,214
                                                                                                --------------
  TOTAL ENERGY .........................................................                           169,888,103
                                                                                                --------------
FINANCIALS (31.6%)
BANKS (9.0%)
Bank of America Corp. ..................................................   1,198,700                84,340,532
Bank One Corp. .........................................................   1,361,000                52,371,280
Washington Mutual, Inc. ................................................   1,281,000                47,537,910
                                                                                                --------------
                                                                                                   184,249,722
                                                                                                --------------
DIVERSIFIED FINANCIALS (18.3%)
Capital One Financial Corp. ............................................     273,000                16,666,650
Citigroup, Inc. ........................................................   2,408,798                93,340,922
Fannie Mae .............................................................     627,000                46,241,250
Household International, Inc. ..........................................   1,246,000                61,926,200
J.P. Morgan Chase & Co. ................................................   2,680,200                90,912,384
MBNA Corp. .............................................................   1,226,000                40,543,820
Merrill Lynch & Co., Inc. ..............................................     548,000                22,194,000
                                                                                                --------------
                                                                                                   371,825,226
                                                                                                --------------
INSURANCE (4.3%)
American International Group, Inc. .....................................     499,000                34,046,770
Loews Corp.-Carolina Group .............................................     350,000                 9,467,500
MGIC Investment Corp. ..................................................     140,000                 9,492,000
PMI Group, Inc. ........................................................     918,800                35,098,160
                                                                                                --------------
                                                                                                    88,104,430
                                                                                                --------------
  TOTAL FINANCIALS .....................................................                           644,179,378
                                                                                                --------------
HEALTH CARE (15.2%)
BIOTECHNOLOGY (3.0%)
Wyeth ..................................................................   1,198,000                61,337,600
                                                                                                --------------
HEALTH CARE EQUIPMENT & SERVICES (5.8%)
Cardinal Health, Inc. ..................................................     330,000                20,265,300
HCA, Inc.(caret) .......................................................     265,000                12,587,500
Tenet Healthcare Corp.* ................................................     558,000                39,924,900
Wellpoint Health Networks, Inc.*                                             600,000                46,686,000
                                                                                                --------------
                                                                                                   119,463,700
                                                                                                --------------
PHARMACEUTICALS (6.4%)
Abbott Laboratories ....................................................     615,200                23,162,280
Pfizer, Inc. ...........................................................   2,157,000                75,495,000
Schering-Plough Corp. ..................................................   1,262,000                31,045,200
                                                                                                --------------
                                                                                                   129,702,480
                                                                                                --------------
  TOTAL HEALTH CARE ....................................................                           310,503,780
                                                                                                --------------
INDUSTRIALS (9.0%)
AEROSPACE & DEFENSE (1.7%)
United Technologies Corp. ..............................................     505,900                34,350,610
                                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Cendant Corp.* .........................................................     372,500                 5,915,300
First Data Corp. .......................................................     918,000                34,149,600
                                                                                                --------------
                                                                                                    40,064,900
                                                                                                --------------
INDUSTRIAL CONGLOMERATES (2.8%)
General Electric Co. ...................................................     947,600                27,527,780
Tyco International Ltd. ................................................   2,147,664                29,014,941
                                                                                                --------------
                                                                                                    56,542,721
                                                                                                --------------
RAILROADS (2.5%)
Burlington Northern Santa Fe Corp. .....................................     360,000                10,800,000
Union Pacific Corp. ....................................................     651,000                41,195,280
                                                                                                --------------
                                                                                                    51,995,280
                                                                                                --------------
  TOTAL INDUSTRIALS ....................................................                           182,953,511
                                                                                                --------------
INFORMATION TECHNOLOGY (5.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Flextronics International Ltd.* ........................................     622,891                 4,441,207
Sanmina-SCI Corp.* .....................................................   1,404,300                 8,861,133
Solectron Corp.* .......................................................   2,330,000                14,329,500
                                                                                                --------------
                                                                                                    27,631,840
                                                                                                --------------
NETWORKING EQUIPMENT (0.9%)
Juniper Networks, Inc.*(caret) .........................................   3,341,000                18,876,650
                                                                                                --------------
SEMICONDUCTORS (1.9%)
Altera Corp.* ..........................................................   1,158,000                15,748,800
Micron Technology, Inc.* ...............................................   1,154,000                23,333,880
                                                                                                --------------
                                                                                                    39,082,680
                                                                                                --------------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
Amdocs Ltd.* ...........................................................     592,900                 4,476,395
Lucent Technologies, Inc.(caret) .......................................   2,050,300                 3,403,498

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

-----------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------
QUALCOMM, Inc.* .....................         400,000          $   10,996,000
                                                               --------------
                                                                   18,875,893
                                                               --------------
  TOTAL INFORMATION TECHNOLOGY ......                             104,467,063
                                                               --------------
MATERIALS (1.8%)
CHEMICALS (1.8%)
Du Pont (E.I.) de Nemours & Co.               518,000              22,999,200
Lyondell Chemical Co. ...............         938,000              14,163,800
                                                               --------------
  TOTAL MATERIALS ...................                              37,163,000
                                                               --------------
TELECOMMUNICATION SERVICES (5.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (5.1%)
AT&T Corp. ..........................       6,034,832              64,572,702
SBC Communications, Inc. ............       1,088,700              33,205,350
Sprint Corp. (FON Group) ............         445,000               4,721,450
WorldCom, Inc.-MCI Group+ ...........          23,680                   4,026
WorldCom, Inc.-WorldCom Group*+ .....         592,024                  53,288
                                                               --------------
                                                                  102,556,816
                                                               --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
Sprint Corp. (PCS Group)*(caret) ....         575,000               2,570,250
                                                               --------------
  TOTAL TELECOMMUNICATION SERVICES...                             105,127,066
                                                               --------------
UTILITIES (5.9%)
ELECTRIC UTILITIES (4.6%)
Ameren Corp.(caret) .................        266,400              11,457,864
Consolidated Edison, Inc. ...........         250,000              10,437,500
Constellation Energy Group, Inc. ....         176,500               5,178,510
DTE Energy Co. ......................         120,000               5,356,800
Duke Energy Corp. ...................         571,300              17,767,430
Entergy Corp. .......................         281,000              11,925,640
FirstEnergy Corp. ...................         479,700              16,012,386
FPL Group, Inc. .....................         281,000              16,857,190
                                                               --------------
                                                                   94,993,320
                                                               --------------
MULTI-UTILITIES (1.3%)
Dynegy, Inc., Class A ...............       3,594,000              25,876,800
                                                               --------------
  TOTAL UTILITIES ...................                             120,870,120
                                                               --------------
  TOTAL COMMON STOCKS (96.7%)
     (Cost $2,199,600,063) ..........                           1,971,333,363
                                                               --------------
CONVERTIBLE PREFERRED STOCK:
INDUSTRIALS (0.5%)
RAILROADS (0.5%)
Union Pacific Capital Trust (Section)
 (Cost $10,300,000) .................         206,000              10,737,750
                                                               --------------
                                             PRINCIPAL
                                               AMOUNT
                                             ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.6%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .....................     $12,651,623              12,651,623
                                                               --------------
U.S. GOVERNMENT AGENCY (2.6%)
Federal Home Loan Mortgage Corp.,
  (Discount Note) 7/1/02 ............      51,700,000              51,697,272
                                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES
  (3.2%)
  (Amortized Cost $64,348,895) ......                              64,348,895
                                                               --------------
TOTAL INVESTMENTS (100.4%)
  (Cost/Amortized Cost
     $2,274,248,958) ................                           2,046,420,008
OTHER ASSETS LESS LIABILITIES (-0.4%)                              (8,459,093)
                                                               --------------
NET ASSETS (100%) ...................                          $2,037,960,915
                                                               ==============

---------------------
*                Non-income producing.

(caret)          All, or a portion of security out on loan (Note 1).

(Section)        Security exempt from registration under Rule 144A of the
                 Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $10,737,750 or 0.53% of net assets.

+ Securities (totaling $57,314 or 0% of net assets) valued at fair value

                 Glossary:
                 ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $818,900,697
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     675,574,962

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........  $  148,143,990
Aggregate gross unrealized depreciation .........    (375,972,940)
                                                   --------------
Net unrealized depreciation .....................  $ (227,828,950)
                                                   ==============
Federal income tax cost of investments ..........  $2,274,248,958
                                                   ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $44,282,796 which was secured by collateral of $46,450,450.

For the six months ended June 30, 2002, the Portfolio incurred approximately $171,065 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER               VALUE
                                                                              OF SHARES            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.9%)
APPAREL RETAIL (0.2%)
TJX Cos., Inc. .........................................................       220,600          $     4,325,966
                                                                                                ---------------
AUTO COMPONENTS (1.0%)
Autoliv, Inc.(caret) ...................................................       182,200                4,591,440
Dana Corp. .............................................................        80,100                1,484,253
Delphi Automotive Systems Corp. ........................................        50,300                  663,960
Goodyear Tire & Rubber Co.(caret) ......................................       175,500                3,283,605
Lear Corp.* ............................................................       113,900                5,267,875
Magna International, Inc., Class A .....................................        52,900                3,642,165
                                                                                                ---------------
                                                                                                     18,933,298
                                                                                                ---------------
AUTOMOBILES (0.5%)
Ford Motor Co. .........................................................        66,200                1,059,200
General Motors Corp. ...................................................       136,300                7,285,235
                                                                                                ---------------
                                                                                                      8,344,435
                                                                                                ---------------
DEPARTMENT STORES (2.0%)
Federated Department Stores, Inc.* .....................................       135,500                5,379,350
Kohl's Corp.* ..........................................................       275,812               19,328,905
May Department Stores Co. ..............................................       156,000                5,137,080
Sears, Roebuck & Co. ...................................................       131,800                7,156,740
                                                                                                ---------------
                                                                                                     37,002,075
                                                                                                ---------------
GENERAL MERCHANDISE STORES (0.4%)
Wal-Mart Stores, Inc. ..................................................       138,200                7,602,382
                                                                                                ---------------
HOME IMPROVEMENT RETAIL (1.6%)
Home Depot, Inc. .......................................................       659,933               24,239,339
Sherwin-Williams Co. ...................................................       156,300                4,678,059
                                                                                                ---------------
                                                                                                     28,917,398
                                                                                                ---------------
HOUSEHOLD DURABLES (1.5%)
Black & Decker Corp. ...................................................        79,200                3,817,440
Fortune Brands, Inc. ...................................................        83,100                4,653,600
KB Home ................................................................        82,500                4,249,575
Leggett & Platt, Inc. ..................................................       190,400                4,455,360
Pulte Homes, Inc. ......................................................       106,000                6,092,880
Whirlpool Corp. ........................................................        66,100                4,320,296
                                                                                                ---------------
                                                                                                     27,589,151
                                                                                                ---------------
MEDIA (3.1%)
AOL Time Warner, Inc.* .................................................       318,500                4,685,135
Comcast Corp., Class A* ................................................       700,800               16,707,072
Cox Communications, Inc., Class A* .....................................       259,600                7,151,980
Gannett Co., Inc. ......................................................        21,900                1,662,210
Liberty Media Corp., Class A* ..........................................       726,800                7,268,000
Viacom, Inc., Class B* .................................................       371,750               16,494,547
Walt Disney Co. ........................................................       103,600                1,958,040
                                                                                                ---------------
                                                                                                     55,926,984
                                                                                                ---------------
RESTAURANTS (0.2%)
McDonald's Corp. .......................................................        58,200                1,655,790
Wendy's International, Inc. ............................................        55,500                2,210,565
                                                                                                ---------------
                                                                                                      3,866,355
                                                                                                ---------------
SPECIALTY STORES (0.1%)
Bed Bath & Beyond, Inc.* ...............................................        30,500                1,151,070
                                                                                                ---------------
TEXTILES & APPAREL (0.3%)
Liz Claiborne, Inc. ....................................................       160,800                5,113,440
                                                                                                ---------------
  TOTAL CONSUMER DISCRETIONARY..........................................                            198,772,554
                                                                                                ---------------
CONSUMER STAPLES (3.0%)
DRUG RETAIL (0.6%)
Walgreen Co. ...........................................................       301,100               11,631,493
                                                                                                ---------------
FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland Co. .............................................       371,400                4,750,206
ConAgra Foods, Inc. ....................................................       244,100                6,749,365
Philip Morris Cos., Inc. ...............................................       266,100               11,623,248
Sara Lee Corp. .........................................................       241,900                4,992,816
Tyson Foods, Inc., Class A .............................................       364,276                5,649,921
                                                                                                ---------------
                                                                                                     33,765,556
                                                                                                ---------------
HOUSEHOLD PRODUCTS (0.5%)
Procter & Gamble Co. ...................................................        98,600                8,804,980
                                                                                                ---------------
  TOTAL CONSUMER STAPLES ...............................................                             54,202,029
                                                                                                ---------------
ENERGY (3.8%)
INTEGRATED OIL & GAS (3.5%)
Amerada Hess Corp. .....................................................        59,200                4,884,000
ChevronTexaco Corp. ....................................................       107,600                9,522,600
Conoco, Inc. ...........................................................       118,200                3,285,960
Exxon Mobil Corp. ......................................................       808,300               33,075,636
Occidental Petroleum Corp. .............................................       192,700                5,779,073
Phillips Petroleum Co. .................................................       116,540                6,861,875
                                                                                                ---------------
                                                                                                     63,409,144
                                                                                                ---------------
OIL & GAS DRILLING (0.1%)
Transocean Sedco Forex, Inc. ...........................................        65,700                2,046,555
                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES (0.1%)
Baker Hughes, Inc. .....................................................        50,250                1,672,823
                                                                                                ---------------
OIL & GAS REFINING & MARKETING (0.1%)
Valero Energy Corp. ....................................................        51,800                1,938,356
                                                                                                ---------------
  TOTAL ENERGY .........................................................                             69,066,878
                                                                                                ---------------
FINANCIALS (17.7%)
BANKS (6.5%)
Amsouth Bancorp. .......................................................       254,200                5,688,996
Bank of America Corp. ..................................................       287,700               20,242,572
Bank One Corp. .........................................................       226,500                8,715,720
FleetBoston Financial Corp. ............................................       258,100                8,349,535
Golden West Financial Corp. ............................................        84,400                5,805,032
Huntington Bancshares, Inc. ............................................       183,100                3,555,802
KeyCorp. ...............................................................       213,400                5,825,820
National City Corp. ....................................................       209,700                6,972,525
Regions Financial Corp. ................................................       163,000                5,729,450
U.S. Bancorp ...........................................................       489,800               11,436,830
Union Planters Corp. ...................................................       131,550                4,258,274
Wachovia Corp. .........................................................       310,800               11,866,344
Washington Mutual, Inc. ................................................       250,300                9,288,633
Wells Fargo & Co. ......................................................       213,000               10,662,780
                                                                                                ---------------
                                                                                                    118,398,313
                                                                                                ---------------
DIVERSIFIED FINANCIALS (7.7%)
American Express Co. ...................................................        68,000                2,469,760
Citigroup, Inc. ........................................................     1,226,500               47,526,876
Countrywide Credit Industries, Inc. ....................................       112,700                5,437,775
Fannie Mae .............................................................       202,700               14,949,125

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                             NUMBER                 VALUE
                                                                           OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------------------------------------
Freddie Mac ............................................................      84,300            $    5,159,160
Goldman Sachs Group, Inc. ..............................................      40,100                 2,941,335
J.P. Morgan Chase & Co. ................................................     513,680                17,424,026
Lehman Brothers Holdings, Inc...........................................      92,000                 5,751,840
MBNA Corp. .............................................................     530,950                17,558,516
Merrill Lynch & Co., Inc. ..............................................     155,300                 6,289,650
Morgan Stanley Dean Witter & Co. .......................................     313,500                13,505,580
                                                                                                --------------
                                                                                                   139,013,643
                                                                                                --------------
INSURANCE (3.5%)
Allstate Corp. .........................................................     183,100                 6,771,038
American International Group, Inc. .....................................     424,775                28,982,398
Chubb Corp. ............................................................      81,000                 5,734,800
Metlife, Inc. ..........................................................     169,400                 4,878,720
MGIC Investment Corp. ..................................................      76,400                 5,179,920
St. Paul Cos., Inc. ....................................................     122,000                 4,748,240
Torchmark Corp. ........................................................     110,400                 4,217,280
XL Capital Ltd., Class A ...............................................      30,000                 2,541,000
                                                                                                --------------
                                                                                                    63,053,396
                                                                                                --------------
  TOTAL FINANCIALS .....................................................                           320,465,352
                                                                                                --------------
HEALTH CARE (8.5%)
BIOTECHNOLOGY (1.4%)
Amgen, Inc.* ...........................................................     246,500                10,323,420
Wyeth ..................................................................     302,100                15,467,520
                                                                                                --------------
                                                                                                    25,790,940
                                                                                                --------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.9%)
Cardinal Health, Inc. ..................................................     360,150                22,116,811
CIGNA Corp. ............................................................      47,900                 4,666,418
Health Management Associates, Inc., Class A* ...........................     147,700                 2,976,155
Health Net, Inc.* ......................................................     210,600                 5,637,762
Medtronic, Inc. ........................................................     325,600                13,951,960
Tenet Healthcare Corp.* ................................................     213,800                15,297,390
Wellpoint Health Networks, Inc.* .......................................      63,800                 4,964,278
                                                                                                --------------
                                                                                                    69,610,774
                                                                                                --------------
PHARMACEUTICALS (3.2%)
Bristol-Myers Squibb Co. ...............................................      30,700                   788,990
Johnson & Johnson ......................................................     237,700                12,422,202
Merck & Co., Inc. ......................................................      68,800                 3,484,032
Pfizer, Inc. ...........................................................   1,199,800                41,993,000
                                                                                                --------------
                                                                                                    58,688,224
                                                                                                --------------
  TOTAL HEALTH CARE ....................................................                           154,089,938
                                                                                                --------------
INDUSTRIALS (4.4%)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Concord EFS, Inc.* .....................................................      94,500                 2,848,230
First Data Corp. .......................................................      78,200                 2,909,040
R.R. Donnelley & Sons Co. ..............................................     143,900                 3,964,445
                                                                                                --------------
                                                                                                     9,721,715
                                                                                                --------------
ELECTRICAL EQUIPMENT (0.4%)
Cooper Industries Ltd., Class A ........................................     116,500                 4,578,450
Hubbell, Inc., Class B .................................................      91,100                 3,111,065
                                                                                                --------------
                                                                                                     7,689,515
                                                                                                --------------
INDUSTRIAL CONGLOMERATES (1.3%)
General Electric Co. ...................................................     782,600                22,734,530
                                                                                                --------------
MACHINERY (0.9%)
Danaher Corp. ..........................................................     109,375                 7,257,031
Eaton Corp. ............................................................      43,300                 3,150,075
PACCAR, Inc. ...........................................................     117,150                 5,200,289
                                                                                                --------------
                                                                                                    15,607,395
                                                                                                --------------
RAILROADS (1.0%)
Burlington Northern Santa Fe Corp. .....................................     196,100                 5,883,000
Norfolk Southern Corp. .................................................     260,200                 6,083,476
Union Pacific Corp. ....................................................      96,600                 6,112,848
                                                                                                --------------
                                                                                                    18,079,324
                                                                                                --------------
TRADING COMPANIES &
  DISTRIBUTORS (0.3%)
Genuine Parts Co. ......................................................     149,200                 5,202,604
                                                                                                --------------
  TOTAL INDUSTRIALS ....................................................                            79,035,083
                                                                                                --------------
INFORMATION TECHNOLOGY (9.4%)
APPLICATION SOFTWARE (0.1%)
PeopleSoft, Inc.* ......................................................     131,900                 1,962,672
                                                                                                --------------
COMPUTER HARDWARE (1.5%)
Dell Computer Corp.* ...................................................     631,700                16,512,638
Hewlett-Packard Co. ....................................................     498,293                 7,613,917
International Business Machines Corp. ..................................      56,900                 4,096,800
                                                                                                --------------
                                                                                                    28,223,355
                                                                                                --------------
COMPUTER STORAGE & PERIPHERALS (0.1%)
Quantum Corp.* .........................................................     301,700                 1,267,140
                                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Flextronics International Ltd.* ........................................     764,550                 5,451,241
Ingram Micro, Inc., Class A* ...........................................     237,500                 3,265,625
Solectron Corp.*(caret) ................................................     708,950                 4,360,043
Tech Data Corp.* .......................................................      93,600                 3,542,760
                                                                                                --------------
                                                                                                    16,619,669
                                                                                                --------------
IT CONSULTING & SERVICES (0.1%)
Affiliated Computer Services, Inc., Class A* ...........................      23,400                 1,111,032
                                                                                                --------------
NETWORKING EQUIPMENT (0.8%)
Cisco Systems, Inc.* ...................................................   1,075,000                14,996,250
                                                                                                --------------
SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc.* ...............................................     368,400                 7,006,968
                                                                                                --------------
SEMICONDUCTORS (2.2%)
Altera Corp.* ..........................................................     465,200                 6,326,720
Intel Corp. ............................................................   1,039,400                18,989,838
Maxim Integrated Products, Inc.* .......................................     132,000                 5,059,560
Micron Technology, Inc.* ...............................................     480,600                 9,717,732
Texas Instruments, Inc. ................................................      23,500                   556,950
                                                                                                --------------
                                                                                                    40,650,800
                                                                                                --------------
SYSTEMS SOFTWARE (2.2%)
Microsoft Corp.* .......................................................     552,750                30,235,425
VERITAS Software Corp.* ................................................     467,000                 9,241,930
                                                                                                --------------
                                                                                                    39,477,355
                                                                                                --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

-----------------------------------------------------------------------------
                                            NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (1.1%)
Corning, Inc. ........................     514,200            $     1,825,410
Motorola, Inc. .......................      72,500                  1,045,450
Nokia OYJ (ADR) ......................     887,800                 12,855,344
Nortel Networks Corp.*(caret) ........   1,491,700                  2,162,965
Tellabs, Inc.* .......................     287,300                  1,781,260
                                                              ---------------
                                                                   19,670,429
                                                              ---------------
  TOTAL INFORMATION TECHNOLOGY........                            170,985,670
                                                              ---------------
MATERIALS (3.3%)
CHEMICALS (2.0%)
Ashland, Inc. ........................     100,300                  4,062,150
Cabot Corp. ..........................     104,000                  2,979,600
Dow Chemical Co. .....................     237,300                  8,158,374
Du Pont (E.I.) de Nemours & Co. ......     148,200                  6,580,080
Eastman Chemical Co. .................     109,500                  5,135,550
FMC Corp.* ...........................      30,500                    920,185
Lubrizol Corp. .......................      94,900                  3,179,150
PPG Industries, Inc. .................      93,400                  5,781,460
                                                              ---------------
                                                                   36,796,549
                                                              ---------------
CONTAINERS & PACKAGING (0.2%)
Smurfit-Stone Container Corp.* .......     246,300                  3,797,946
                                                              ---------------
PAPER & FOREST PRODUCTS (1.1%)
Boise Cascade Corp. ..................      80,000                  2,762,400
Georgia-Pacific Corp. ................     170,600                  4,193,348
International Paper Co. ..............     164,700                  7,177,626
MeadWestvaco Corp. ...................     158,595                  5,322,448
                                                              ---------------
                                                                   19,455,822
                                                              ---------------
  TOTAL MATERIALS ....................                             60,050,317
                                                              ---------------
TELECOMMUNICATION SERVICES (2.8%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.3%)
AT&T Corp. ...........................     298,400                  3,192,880
BellSouth Corp. ......................     377,400                 11,888,100
Qwest Communications International,
  Inc. ...............................     596,800                  1,671,040
SBC Communications, Inc. .............     470,600                 14,353,300
Verizon Communications, Inc. .........     266,900                 10,716,035
WorldCom, Inc. - WorldCom Group*+ ....   1,465,000                    131,850
                                                              ---------------
                                                                   41,953,205
                                                              ---------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.5%)
AT&T Wireless Services, Inc.* ........     980,400                  5,735,340
Vodafone Group plc (ADR)(caret) ......     258,600                  3,529,890
                                                              ---------------
                                                                    9,265,230
                                                              ---------------
  TOTAL TELECOMMUNICATION SERVICES ...                             51,218,435
                                                              ---------------
UTILITIES (1.7%)
ELECTRIC UTILITIES (1.4%)
Ameren Corp. .........................     111,000                  4,774,110
American Electric Power Co. ..........     130,000                  5,202,600
CINergy Corp. ........................     141,800                  5,103,382
Consolidated Edison, Inc. ............     122,500            $     5,114,375
Entergy Corp. ........................      27,400                  1,162,856
Wisconsin Energy Corp. ...............     174,700                  4,414,669
                                                              ---------------
                                                                   25,771,992
                                                              ---------------
MULTI--UTILITIES (0.3%)
Puget Energy, Inc.(caret) ............     141,200                  2,915,780
Westar Energy, Inc. ..................     131,300                  2,015,455
XCEL Energy, Inc. ....................      37,300                    625,521
                                                              ---------------
                                                                    5,556,756
                                                              ---------------
  TOTAL UTILITIES ....................                             31,328,748
                                                              ---------------
TOTAL COMMON STOCKS (65.5%)
  (Cost $1,328,486,673)...............                          1,189,215,004
                                                              ---------------
                                          PRINCIPAL
                                           AMOUNT
                                          ---------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (1.8%)
AUTO COMPONENTS (0.1%)
ArvinMeritor, Inc.
  8.75%, 3/1/12 ......................   $ 165,000                    175,421
Collins & Aikman Products Co. (Section)
  10.75%, 12/31/11 ...................     590,000                    592,950
Dana Corp. (I)
  10.125%, 3/15/10 ...................     130,000                    132,600
Dura Operating Corp., Series D(caret)
  9.00%, 5/1/09 ......................     180,000                    174,600
                                                              ---------------
                                                                    1,075,571
                                                              ---------------
AUTOMOBILES (0.6%)
Daimler Chrysler NA Holdings(caret)
  6.40%, 5/15/06 .....................   2,820,000                  2,927,896
Ford Motor Co.
  7.45%, 7/16/31 .....................   7,720,000                  7,186,139
United Auto Group, Inc.(I)
  9.625%, 3/15/12 ....................     120,000                    120,600
                                                              ---------------
                                                                   10,234,635
                                                              ---------------
CASINOS & GAMING (0.1%)
Argosy Gaming Co.(caret)
  9.00%, 9/1/11 ......................     320,000                    328,400
Boyd Gaming Corp.
  9.25%, 8/1/09 ......................     250,000                    266,250
Harrah's Operating Co., Inc.(caret)
  7.875%, 12/15/05 ...................     730,000                    750,075
MGM Grand, Inc.(caret)
  9.75%, 6/1/07 ......................     230,000                    242,650
Park Place Entertainment Corp.
  9.375%, 2/15/07 ....................     290,000                    303,050
  8.875%, 9/15/08 ....................     180,000                    185,625
                                                              ---------------
                                                                    2,076,050
                                                              ---------------
GENERAL MERCHANDISE STORES (0.2%)
Target Corp.(caret)
  5.875%, 3/1/12 .....................   1,850,000                  1,870,918
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 ....................   1,710,000                  1,878,399
                                                              ---------------
                                                                    3,749,317
                                                              ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

----------------------------------------------------------------------------
                                            PRINCIPAL             VALUE
                                             AMOUNT              (NOTE 1)
----------------------------------------------------------------------------
HOTELS (0.1%)
Extended Stay America, Inc.
  9.875%, 6/15/11 .................        $  280,000        $       284,900
Mandalay Resorts Group,
  Series B(caret)
  10.25%, 8/1/07 ..................           165,000                176,138
Meristar Hospitality Corp.(I)
  9.125%, 1/15/11 .................            90,000                 85,950
Meristar Hospitality Operation (I)
  10.50%, 6/15/09 .................           165,000                166,650
Sun International Hotels Ltd.
  8.875%, 8/15/11 .................           530,000                541,262
                                                             ---------------
                                                                   1,254,900
                                                             ---------------
HOUSEHOLD DURABLES (0.0%)
Beazer Homes USA (I)
  8.375%, 4/15/12 .................           120,000                121,200
Sealy Mattress Co., Series B(caret)
  9.875%, 12/15/07 ................           265,000                266,325
                                                             ---------------
                                                                     387,525
                                                             ---------------
LEISURE FACILITIES (0.0%)
Intrawest Corp.
  9.75%, 8/15/08 ..................           425,000                431,375
Premier Parks, Inc.(caret)
  9.75%, 6/15/07 ..................           360,000                369,000
Vail Reports, Inc.(caret)
  8.75%, 5/15/09 ..................           110,000                110,000
                                                             ---------------
                                                                     910,375
                                                             ---------------
MEDIA (0.7%)
American Media Operations Inc.
  10.25%, 5/1/09 ..................            45,000                 47,250
  10.25%, 5/1/09 (I) ..............            85,000                 89,250
AOL Time Warner, Inc.
  6.875%, 5/1/12 ..................         1,835,000              1,687,062
Charter Communications Holdings
  LLC(caret)
  10.75%, 10/1/09 .................           405,000                284,513
  10.00%, 5/15/11 .................           660,000                445,500
  10.00%, 5/15/11 (I) .............           680,000                459,000
Echostar DBS Corp.(caret)
  9.375%, 2/1/09 ..................           760,000                703,000
Fox Family Worldwide, Inc.
  9.25%, 11/1/07 ..................           585,000                618,638
Paxson Communications Corp.(caret)
  10.75%, 7/15/08 .................           575,000                552,000
Sinclair Broadcast Group, Inc.
  8.75%, 12/15/11 .................           265,000                265,000
  8.00%, 3/15/12 (I)(caret) .......            85,000                 83,725
Time Warner Entertainment LP
  8.375%, 3/15/23 .................         5,770,000              5,743,556
  8.375%, 7/15/33 .................         1,425,000              1,417,896
Time Warner Telecom, Inc.
  10.125%, 2/1/11 .................           350,000                164,500
                                                             ---------------
                                                                  12,560,890
                                                             ---------------
SPECIALTY STORES (0.0%)
Advance Stores, Inc.
  10.25%, 4/15/08 .................           200,000                210,000
                                                             ---------------
  TOTAL CONSUMER DISCRETIONARY.....                               32,459,263
                                                             ---------------
CONSUMER STAPLES (0.5%)
FOOD DISTRIBUTORS (0.1%)
Fleming Companies, Inc. (I)
  9.875%, 5/1/12 ..................           370,000                349,650
                                                             ---------------
FOOD PRODUCTS (0.4%)
Del Monte Corp., Series B(caret)
  9.25%, 5/15/11 ..................           175,000                183,085
Dimon, Inc.
  9.625%, 10/15/11 ................            85,000                 89,037
General Mills, Inc.
  6.00%, 2/15/12 ..................         1,825,000              1,807,818
Kraft Foods, Inc.(caret)
  5.625%, 11/1/11 .................         3,800,000              3,765,732
Tyson Foods, Inc.
  8.25%, 10/1/11 ..................         1,500,000              1,654,882
                                                             ---------------
                                                                   7,500,554
                                                             ---------------
HOUSEHOLD PRODUCTS (0.0%)
Jostens, Inc.(caret)
  12.75%, 5/1/10 ..................           275,000                308,000
                                                             ---------------
PERSONAL PRODUCTS (0.0%)
Playtex Products, Inc.(caret)
  9.375%, 6/1/11 ..................           180,000                190,800
                                                             ---------------
  TOTAL CONSUMER STAPLES ..........                                8,349,004
                                                             ---------------
ENERGY (0.6%)
INTEGRATED OIL & GAS (0.4%)
Amerada Hess Corp.
  7.875%, 10/1/29 .................         2,275,000              2,485,824
Conoco Funding Co.
  5.45%, 10/15/06 .................         1,550,000              1,587,867
Conoco, Inc.
  6.95%, 4/15/29 ..................         2,995,000              3,060,821
                                                             ---------------
                                                                   7,134,512
                                                             ---------------
OIL & GAS DRILLING (0.0%)
Pride Petroleum Services, Inc.(caret)
  9.375%, 5/1/07 ..................           170,000                177,225
                                                             ---------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Devon Energy Corp.
  7.95%, 4/15/32 ..................           790,000                849,793
Devon Funding Corp. ULC
  7.875%, 9/30/31 .................         2,130,000              2,271,387
                                                             ---------------
                                                                   3,121,180
                                                             ---------------
OIL & GAS REFINING & MARKETING (0.0%)
Pennzoil-Quaker State Co.
  10.00%, 11/1/08 .................           150,000                175,688
Tesoro Petroleum Corp.(caret)
  9.625%, 11/1/08 .................           510,000                471,750
  9.625%, 4/1/12 (Section) ........           125,000                114,375
                                                             ---------------
                                                                     761,813
                                                             ---------------
  TOTAL ENERGY ....................                               11,194,730
                                                             ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

------------------------------------------------------------------------------------
                                                    PRINCIPAL              VALUE
                                                     AMOUNT              (NOTE 1)
------------------------------------------------------------------------------------
FINANCIALS (27.5%)
ASSET BACKED (1.4%)
American Express Master Trust,
  Series 02-1 A
  1.91%, 12/15/05 .........................        $ 7,675,000       $     7,680,829
Discover Card Master Trust I,
  Series 00-9 A
  6.35%, 7/15/08 ..........................          5,825,000             6,233,568
Markel Capital Trust I, Series B
  8.71%, 1/1/46 ...........................            165,000               135,525
Morgan Stanley Dean Witter
  Capital, Series 02-HQ A3
  6.51%, 4/15/34 ..........................          5,755,000             6,084,928
Series 02-TOP7 A2
  5.98%, 1/15/39 ..........................          5,420,000             5,514,850
                                                                     ---------------
                                                                          25,649,700
                                                                     ---------------
BANKS (1.2%)
Banc One Corp.
  7.625%, 10/15/26 ........................          1,710,000             1,882,818
Bank One Corp.
  7.875%, 8/1/10 ..........................          1,665,000             1,888,834
Barclays Bank plc (Section)
  8.55%, 12/31/49 .........................          2,910,000             3,349,331
Great Western Financial Trust II,
  Series A
  8.206%, 2/1/27 ..........................          2,550,000             2,642,274
Royal Bank of Scotland Group plc
  7.648%, 12/31/49 ........................          2,575,000             2,691,892
Standard Chartered Bank (Section) (caret)
  8.00%, 5/30/31 ..........................          2,050,000             2,150,141
US Bank NA Minneapolis
  6.375%, 8/1/11 ..........................          2,420,000             2,514,305
Washington Mutual Finance Corp.(caret)
  6.25%, 5/15/06 ..........................          4,215,000             4,375,132
                                                                     ---------------
                                                                          21,494,727
                                                                     ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
Commercial Mortgage Asset Trust,
  Series 99-C1 A3(caret)
  6.64%, 9/17/10 ..........................          5,710,000             6,141,845
GE Capital Commercial Mortgage Corp.,
  Series 02-1A A2
  5.994%, 12/10/35 ........................          2,715,000             2,816,858
Nomura Asset Securities Corp.,
  Series 98-D6 A1B(caret)
  6.59%, 3/15/30 ..........................          5,330,000             5,729,164
                                                                     ---------------
                                                                          14,687,867
                                                                     ---------------
DIVERSIFIED FINANCIALS (2.3%)
Abbey National Capital Trust I,
  8.96%, 12/29/49 .........................          2,700,000             3,116,853
Citigroup, Inc.
  7.25%, 10/1/10 ..........................          4,320,000             4,702,285
Ford Motor Credit Co.
  6.70%, 7/16/04 ..........................          3,600,000             3,705,761
  6.50%, 1/25/07 ..........................          3,600,000             3,614,004
General Electric Capital Corp.
  6.00%, 6/15/12 ..........................          6,060,000             6,080,786
General Motors Acceptance Corp.
  6.875%, 9/15/11 .........................          3,275,000             3,246,246
  8.00%, 11/1/31 ..........................          2,970,000             3,037,568
Household Finance Corp.
  6.50%, 11/15/08 .........................          2,505,000             2,512,993
Intertek Finance plc, Series B
  10.25%, 11/1/06 .........................            225,000               236,475
J.P. Morgan Chase & Co.(caret)
  6.75%, 2/1/11 ...........................          4,525,000             4,690,212
Morgan Stanley Dean
  Witter & Co.
  7.25%, 4/1/32 ...........................          1,565,000             1,595,084
National Rural Utilities
  7.25%, 3/1/12 ...........................            765,000               811,007
Sprint Capital Corp.
  7.625%, 1/30/11 .........................          2,040,000             1,623,089
Unicredito Italiano Capital
  Trust II (Section)
  9.20%, 12/31/49 .........................          2,850,000             3,320,290
Western Financial Bank - FSB
  9.625%, 5/15/12 .........................            110,000               110,000
                                                                     ---------------
                                                                          42,402,653
                                                                     ---------------
FOREIGN GOVERNMENT (0.3%)
Quebec Province
  7.50%, 9/15/29 ..........................          2,865,000             3,280,502
United Mexican States
  7.50%, 1/14/12 ..........................          2,525,000             2,495,963
                                                                     ---------------
                                                                           5,776,465
                                                                     ---------------
INSURANCE (0.0%)
Fairfax Financial Holdings Ltd.
  7.375%, 4/15/18 .........................             50,000                32,884
  7.75%, 7/15/37 ..........................             55,000                34,093
                                                                     ---------------
                                                                              66,977
                                                                     ---------------
REAL ESTATE (0.2%)
Corrections Corp. of America (I)
  9.875%, 5/1/09 ..........................             55,000                56,650
Felcor Lodging LP(caret)
  8.50%, 6/1/11 ...........................            580,000               568,400
Host Marriott LP,
  9.50%, 1/15/07 Series H (Section) .......            890,000               897,788
  9.25%, 10/1/07 Series G(caret) ..........            355,000               356,775
Istar Financial, Inc.(caret)
  8.75%, 8/15/08 ..........................            800,000               793,000
LNR Property Corp.(caret)
  10.50%, 1/15/09 .........................            770,000               785,400
                                                                     ---------------
                                                                           3,458,013
                                                                     ---------------
U.S. GOVERNMENT (6.5%)
U.S. Treasury Bond(caret)
  5.375%, 2/15/31 .........................         28,655,000            28,059,521
U.S. Treasury Notes(caret)
  5.75%, 10/31/02 .........................         29,560,000            29,954,744
  3.25%, 5/31/04 ..........................         34,140,000            34,401,376
  4.375%, 5/15/07 .........................          9,655,000             9,787,756
  4.031%, 1/15/08 .........................         12,002,950            12,565,528
  4.875%, 2/15/12 .........................          2,825,000             2,835,594
                                                                     ---------------
                                                                         117,604,519
                                                                     ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

----------------------------------------------------------------------------
                                        PRINCIPAL                  VALUE
                                         AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (14.8%)
Federal Home Loan Mortgage
  Corp., TBA
  7.00%, 7/15/31 ..................   $19,920,000            $    20,629,750
Federal National Mortgage
  Association
  6.00%, 7/15/31 ..................    23,325,000                 23,266,687
  7.00%, 12/1/31 ..................        61,947                     64,154
  7.00%, 4/1/32 ...................    34,435,739                 35,744,986
  6.50%, 7/15/49 TBA ..............   121,510,000                123,864,864
  7.00%, 7/15/49 TBA ..............     7,323,000                  7,583,918
  7.50%, 7/15/49 TBA ..............    34,430,000                 36,130,153
Government National Mortgage
  Association
  6.50%, 5/15/29 ..................    15,589,642                 15,936,761
  6.50%, 12/15/30 .................       648,614                    663,208
  6.50%, 10/15/31 .................     2,585,378                  2,637,086
  6.50%, 6/15/32 ..................     2,030,000                  2,070,600
                                                             ---------------
                                                                 268,592,167
                                                             ---------------
  TOTAL FINANCIALS ................                              499,733,088
                                                             ---------------
HEALTH CARE (0.3%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.2%)
Advanced Medical
  Optics, Inc.(I)
  9.25%, 7/15/10 ..................        55,000                     54,175
AmerisourceBergen Corp.
  8.125%, 9/1/08 ..................       210,000                    216,825
Extendicare Health
  Services, Inc.(I)
  9.50%, 7/1/10 ...................        55,000                     55,138
HCA Healthcare Co.(caret)
  7.875%, 2/1/11 ..................       385,000                    414,642
Healthsouth Corp.(caret)
  8.375%, 10/1/11 .................       825,000                    862,125
Pacificare Health Systems, Inc.(I)
  10.75%, 6/1/09 ..................       195,000                    199,631
Rotech Healthcare, Inc. (I)(caret)
  9.50%, 4/1/12 ...................       175,000                    178,500
Service Corp. International
  6.875%, 10/1/07 .................       265,000                    240,487
Stewart Enterprises, Inc.(caret)
  10.75%, 7/1/08 ..................       290,000                    320,450
Triad Hospitals, Inc., Series B
  8.75%, 5/1/09 ...................       175,000                    182,000
Vanguard Health Systems
  9.75%, 8/1/11 ...................       260,000                    271,050
                                                             ---------------
                                                                   2,995,023
                                                             ---------------
PHARMACEUTICALS (0.1%)
Bristol-Myers Squibb Co.
  4.75%, 10/1/06 ..................     1,700,000                  1,704,417
                                                             ---------------
  TOTAL HEALTH CARE ...............                                4,699,440
                                                             ---------------
INDUSTRIALS (0.3%)
AEROSPACE & DEFENSE (0.0%)
Sequa Corp.(caret)
  9.00%, 8/1/09 ...................       430,000                    432,150
                                                             ---------------
COMMERCIAL SERVICES &
  SUPPLIES (0.2%)
Allied Waste North America(caret)
  8.50%, 12/1/08 (I) ..............     1,000,000                    965,000
  10.00%, 8/1/09 ..................       875,000                    859,757
  7.875%, 1/1/09 Series B .........       235,000                    225,600
Coinmach Corp (I)
  9.00%, 2/1/10 ...................        90,000                     91,350
Iron Mountain, Inc.
  8.625%, 4/1/13 ..................       940,000                    961,150
Service Corp. International
  6.00%, 12/15/05 .................       280,000                    256,200
  7.20%, 6/1/06 ...................       485,000                    454,688
                                                             ---------------
                                                                   3,813,745
                                                             ---------------
CONSTRUCTION & ENGINEERING (0.0%)
D.R. Horton, Inc.(caret)
  8.00%, 2/1/09 ...................       295,000                    293,525
Meritage Corp.
  9.75%, 6/1/11 ...................       240,000                    249,000
                                                             ---------------
                                                                     542,525
                                                             ---------------
ELECTRICAL EQUIPMENT (0.0%)
Stoneridge, Inc.(I)
  11.50%, 5/1/12 ..................        80,000                     80,800
                                                             ---------------
INDUSTRIAL CONGLOMERATES (0.1%)
Applied Extrusion Technology,
  Series B(caret)
  10.75%, 7/1/11 ..................       785,000                    706,500
DI Industries, Inc.
  8.875%, 7/1/07 ..................       220,000                    225,500
Werner Holdings Co., Inc.
  10.00%, 11/15/07 ................       175,000                    177,406
                                                             ---------------
                                                                   1,109,406
                                                             ---------------
  TOTAL INDUSTRIALS ...............                                5,978,626
                                                             ---------------
INFORMATION TECHNOLOGY (0.1%)
IT CONSULTING & SERVICES (0.1%)
Science Applications
  International Corp.(I)
  6.25%, 7/1/12 ...................     1,445,000                  1,420,795
                                                             ---------------
MATERIALS (0.3%)
CHEMICALS (0.1%)
Avecia Group plc(caret)
  11.00%, 7/1/09 ..................       365,000                    363,175
Equistar Chemicals Funding(caret)
  10.125%, 9/1/08 .................       200,000                    191,000
Ferro Corp.
  9.125%, 1/1/09 ..................       185,000                    198,787
Georgia Gulf Corp.(caret)
  10.375%, 11/1/07 ................        90,000                     96,300
Lyondell Chemical Co.,
  9.625%, 5/1/07 ..................       205,000                    195,775
  9.875%, 5/1/07 Series B .........       640,000                    612,800
Resolution Performance
  13.50%, 11/15/10 ................       105,000                    117,600
                                                             ---------------
                                                                   1,775,437
                                                             ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


----------------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL                  VALUE
                                                                              AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
Western Gas Resources, Inc.
  10.00%, 6/15/09 ......................................................   $    85,000            $       91,800
                                                                                                  --------------
CONTAINERS & PACKAGING (0.1%)
Owens-Brockway Glass Container(I)
  8.875%, 2/15/09 ......................................................       735,000                   735,000
Plastipak Holdings Inc.(I)
  10.75%, 9/1/11 .......................................................        85,000                    93,287
Silgan Holdings, Inc.(I)
  9.00%, 6/1/09 ........................................................       105,000                   108,150
                                                                                                  --------------
                                                                                                         936,437
                                                                                                  --------------
METALS & MINING (0.0%)
Jorgensen (Earle M.) Co.(I)
  9.75%, 6/1/12 ........................................................       115,000                   115,000
TriMas Corp.(I)
  9.875%, 6/15/12 ......................................................        80,000                    79,800
United States Steel LLC(I)
  10.75%, 8/1/08 .......................................................       610,000                   634,400
                                                                                                  --------------
                                                                                                         829,200
                                                                                                  --------------
PAPER & FOREST PRODUCTS (0.1%) .........................................
Weyerhaeuser Co.(I)
  6.75%, 3/15/12 .......................................................     1,250,000                 1,285,162
  7.375%, 3/15/32 ......................................................       675,000                   685,122
                                                                                                  --------------
                                                                                                       1,970,284
                                                                                                  --------------
  TOTAL MATERIALS ......................................................                               5,603,158
                                                                                                  --------------
TELECOMMUNICATION SERVICES (1.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
AT&T Corp.
  7.30%, 11/15/11 (Section) ............................................     3,900,000                 3,237,000
  6.50%, 3/15/29 .......................................................     3,715,000                 2,563,350
Intermedia Communications(Step Bond)
  (Zero Coupon), 7/15/07(b) ............................................       335,000                   103,850
Koninklijke KPN N.V.
  8.00%, 10/1/10 .......................................................     1,565,000                 1,578,381
                                                                                                  --------------
                                                                                                       7,482,581
                                                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
AT&T Wireless Services, Inc.(caret)
  8.125%, 5/1/12 .......................................................     1,840,000                 1,500,170
  8.75%, 3/1/31 ........................................................     3,990,000                 3,081,441
Echostar DBS Corp.(I)
  9.125%, 1/15/09 ......................................................       375,000                   343,125
Nextel Communications, Inc.(caret)
  9.375%, 11/15/09 .....................................................     1,405,000                   713,038
Rural Cellular Corp.(I)
  9.75%, 1/15/10 .......................................................       215,000                   103,200
Triton PCS, Inc.
  8.75%, 11/15/11 ......................................................       260,000                   159,900
Verizon Wireless, Inc. (Section)
  2.29%, 12/17/03 ......................................................    10,300,000                10,132,697
                                                                                                  --------------
                                                                                                      16,033,571
                                                                                                  --------------
  TOTAL TELECOMMUNICATION SERVICES .....................................                              23,516,152
                                                                                                  --------------
UTILITIES (0.8%)
ELECTRIC UTILITIES (0.6%) AES Corp.(caret)
  9.375%, 9/15/10 ......................................................       340,000                   221,000
Cilcorp, Inc.
  9.375%, 10/15/29 .....................................................     2,550,000                 2,914,153
FirstEnergy Corp., Series B
  6.45%, 11/15/11 ......................................................     1,930,000                 1,873,829
Mission Energy Holding Co.
  13.50%, 7/15/08 ......................................................       290,000                   291,450
PG&E National Energy Group, Inc.
  10.375%, 5/16/11 .....................................................       530,000                   540,600
Powergen US Funding LLC
  4.50%, 10/15/04 ......................................................     3,550,000                 3,572,919
Progress Energy, Inc.
  7.75%, 3/1/31 ........................................................       525,000                   563,095
Teco Energy, Inc.
  6.125%, 5/30/31 ......................................................     1,315,000                 1,354,362
                                                                                                  --------------
                                                                                                      11,331,408
                                                                                                  --------------
GAS UTILITIES (0.2%)
Keyspan Corp.
  7.25%, 11/15/05 ......................................................     2,975,000                 3,195,328
                                                                                                  --------------
  TOTAL UTILITIES ......................................................                              14,526,736
                                                                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (33.5%)
  (Cost $605,605,076)...................................................                             607,480,992
                                                                                                  --------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (1.1%)
Westdeutsche Landesbank Girozentrale
  1.79%, 8/1/02 ........................................................    20,000,000                20,000,000
                                                                                                  --------------
TIME DEPOSIT (0.8%)
JP Morgan Chase Nassau
  1.31%, 7/1/02 ........................................................    14,269,945                14,269,945
                                                                                                  --------------
U.S. GOVERNMENT (10.3%)
U.S. Treasury Bills(caret)
  7/11/02 ..............................................................   180,860,000               180,768,962
  11/29/02 .............................................................     6,095,000                 6,052,049
                                                                                                  --------------
                                                                                                     186,821,011
                                                                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (12.2%)
  (Amortized Cost $221,090,956).........................................                             221,090,956
                                                                                                  --------------
TOTAL INVESTMENTS (111.2%)
  (Cost/Amortized Cost $2,155,182,705)..................................                           2,017,786,952
OTHER ASSETS LESS LIABILITIES (--11.2%) ................................                            (202,752,965)
                                                                                                  --------------
NET ASSETS (100%) ......................................................                          $1,815,033,987
                                                                                                  ==============

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

----------
*          Non-income producing.

**         Includes short-term Debt Securities of 12.2%

(caret)          All, or a portion of security out on loan (Note 1).

(Section)    Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $23,794,571 or 3.84% of net assets.

(I)        Illiquid Securities

+ Securities (totaling 131,850 or 0.02% of net assets) valued at fair value.

(b) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2002.

           Glossary:
           ADR--American Depositary Receipt
           TBA--Security is subject to delayed delivery.
           Step Bond--Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002. Maturity date disclosed is the ultimate maturity date.

------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Canada .....................................       0.5%
Latin America ..............................       0.1
Scandanavia ................................       0.6
United Kingdom .............................       0.9
United States** ............................      97.8
Other European Countries ...................       0.1
                                                 -----
                                                 100.0%
                                                 =====

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $1,611,931,387
U.S. Government securities .............................     290,371,021
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   1,672,522,850
U.S. Government securities .............................     267,919,169

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $   83,741,674
Aggregate gross unrealized depreciation .........      (221,137,427)
                                                     --------------
Net unrealized depreciation .....................    $ (137,395,753)
                                                     ==============
Federal income tax cost of investments ..........    $2,155,182,705
                                                     ==============


At June 30, 2002, the Portfolio had loaned securities with a total value $304,944,093 which was secured by collateral of $310,624,972 of which $184,782,950 was received in the form of securities.

For the six months ended June 30, 2002, the Portfolio incurred approximately $109,894 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $191,035,835 which expires in the year 2009.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                  VALUE
                                                                              AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
FINANCIALS (98.8%)
ASSET BACKED (0.0%)
Ace Securities Corp.,
  Series 01-AQ1N N
  9.25%, 3/25/31(i) ....................................................   $    50,063              $     49,752
                                                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.2%)
Asset Securitization Corp.,
  Series 97-MD7 A1B
  7.41%, 1/13/30 .......................................................     3,750,000                 4,072,763
Commercial Mortgage Asset Trust,
  Series 99-C1 A3
  6.64%, 9/17/10(caret) ................................................    10,000,000                10,756,296
CS First Boston Mortgage Securities Corp.,
  Series 00-C1 AX IO
  0.79%, 4/15/62 (Section) .............................................    19,658,778                   679,439
Countrywide Alternative Loan Trust,
  Series 02-4 2A1
  7.00%, 5/25/32 .......................................................     4,840,324                 5,019,464
First Union National Bank Commercial Mortgage,
  Series 00-C2 IO
  1.20%, 10/15/32(i) ...................................................    28,528,026                 1,969,860
IMPAC Secured Assets Commercial Owner Trust,
  Series 01-2 A2
  6.38%, 4/25/32 .......................................................     3,325,979                 3,403,907
Prudential Mortgage Capital Funding,
  Series 01-ROCK A2
  6.61%, 5/10/34 .......................................................    15,000,000                15,996,204
SMA Finance Co., Inc.,
  Series 98-C1 A1
  6.27%, 11/16/32 (Section) ............................................     3,352,511                 3,429,319
Structured Asset Securities Corp.,
  Series 01-2 A
  7.50%, 7/25/30 (Section) .............................................       468,538                   466,912
Washington Mutual,
  Series 2002-AR5 2A1B
  4.99%, 6/25/32 .......................................................     6,835,492                 6,899,062
                                                                                                    ------------
                                                                                                      52,693,226
                                                                                                    ------------
DIVERSIFIED FINANCIALS (1.6%)
General Electric Capital Corp.
  6.00%, 6/15/12 .......................................................     8,855,000                 8,885,373
                                                                                                    ------------
U.S. GOVERNMENT (49.4%)
U.S. Treasury Bonds
  10.38%, 11/15/09(caret) ..............................................    35,000,000                40,639,655
  12.00%, 8/15/13(caret) ...............................................    10,000,000                13,981,640
U.S. Treasury Notes
  3.25%, 5/31/04(caret) ................................................   100,000,000               100,765,600
  6.75%, 5/15/05(caret) ................................................     3,100,000                 3,383,359
  3.50%, 11/15/06(caret) ...............................................    96,075,000                94,362,943
  4.38%, 5/15/07 .......................................................     2,000,000                 2,027,500
  4.03%, 1/15/08 .......................................................     9,109,134                 9,536,079
  5.00%, 8/15/11(caret) ................................................    10,000,000                10,138,800
  4.88%, 2/15/12(caret) ................................................     8,500,000                 8,531,875
                                                                                                    ------------
                                                                                                     283,367,451
                                                                                                    ------------
U.S. GOVERNMENT AGENCIES (38.6%)
Federal Home Loan Mortgage Corp.
  4.50%, 4/15/05 .......................................................   $ 6,000,000              $  6,087,030
  7.00%, 7/15/31, TBA ..................................................    10,750,000                11,133,022
Federal National Mortgage Association
  3.00%, 6/15/04 .......................................................    26,000,000                25,990,120
  5.50%, 7/18/06(caret) ................................................    15,000,000                15,485,550
  6.25%, 3/22/12(caret) ................................................    23,800,000                24,771,278
  7.50%, 1/25/28 .......................................................     4,457,901                 4,751,588
  6.00%, 7/15/31 .......................................................    16,000,000                15,960,000
  7.50%, 11/25/31 ......................................................     4,580,469                 4,882,230
  7.50%, 12/25/41 ......................................................     4,618,288                 4,922,541
  6.50%, 7/15/49, TBA ..................................................    60,000,000                61,162,800
  7.00%, 7/15/49, TBA ..................................................    38,000,000                39,353,940
Government National Mortgage Association
  9.00%, 12/15/09 ......................................................     6,161,731                 6,745,124
                                                                                                    ------------
                                                                                                     221,245,223
                                                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES (98.8%)
  (Cost $560,563,751) ..................................................                             566,241,025
                                                                                                    ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENTS (22.9%)
Deutsche Bank (h)
  1.93%, 7/1/02 ........................................................    61,118,000                61,118,000
Goldman Sachs & Co. (h)
  1.86%, 7/5/02 ........................................................    70,000,000                70,000,000
                                                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES (22.9%)
  (Amortized Cost $131,118,000).........................................                             131,118,000
                                                                                                    ------------
TOTAL INVESTMENTS (121.7%)
  (Cost/Amortized Cost $691,681,751)....................................                             697,359,025
OTHER ASSETS LESS LIABILITIES (-21.7%) .................................                            (124,234,215)
                                                                                                    ------------
NET ASSETS (100%) ......................................................                            $573,124,810
                                                                                                    ============

---------------------
(Section)        Securities exempt from registration under Rule 144A of the
                 Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $4,575,670 or 0.80% of net assets.

(caret)          All, or a portion of security out on loan (See Note 1).

(h)              The repurchase agreements are fully collateralized by U.S.
                 Government and/or agency obligations based on market prices at the date of this statement of net assets.

(i)              Illiquid security.

                 Glossary:
                 IO--Interest Only.
                 TBA--Security is subject to delayed delivery.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $1,173,356,682
U.S. Government securities .............................       465,627,508
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     1,140,770,399
U.S. Government securities .............................       278,546,039

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $    6,151,723
Aggregate gross unrealized depreciation .........          (474,449)
                                                     --------------
Net unrealized appreciation .....................    $    5,677,274
                                                     ==============
Federal income tax cost of investments ..........    $  691,681,751
                                                     ==============


At June 30, 2002, the Portfolio had loaned securities with a total value $262,764,942 which was secured by collateral of $268,041,004 of which $181,992,165 was received in the form of securities.

The Portfolio has a net capital loss carryforward of $3,545,733, which expires in the year 2007.

















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (1.7%)
Australia & New Zealand
  Banking Group Ltd. ................          185,900          $  2,013,188
BHP Billiton Ltd. ...................           41,200               238,236
Coles Meyer Ltd. ....................           58,893               219,205
CSR Ltd. ............................          183,800               659,354
National Bank of Australia ..........           23,000               457,092
                                                                ------------
                                                                   3,587,075
                                                                ------------
BELGIUM (0.5%)
Delhaize Le Lion S.A. ...............           13,700               642,678
Interbrew ...........................           11,462               329,067
                                                                ------------
                                                                     971,745
                                                                ------------
CANADA (1.4%)
Bank of Nova Scotia .................           49,600             1,630,287
BCE, Inc. ...........................           26,000               451,141
Magna International, Inc.,
  Class A ...........................           12,400               853,626
                                                                ------------
                                                                   2,935,054
                                                                ------------
FINLAND (1.8%)
Fortum OYJ(caret) ...................           99,100               571,565
Nokia OYJ(caret) ....................          143,003             2,093,016
Stora Enso OYJ ......................           78,800             1,104,302
                                                                ------------
                                                                   3,768,883
                                                                ------------
FRANCE (14.8%)
Accor S.A.(caret) ...................           18,600               754,426
Alcatel S.A.(caret) .................           63,800               443,581
Assurances Ben de France ............           19,100               877,510
BNP Paribas(caret) ..................          112,790             6,237,892
Compagnie de Saint Gobain(caret) ....           22,720             1,019,815
L'Oreal S.A.(caret) .................           46,348             3,616,074
LVMH Moet Hennessy Louis
  Vuitton S.A.(caret) ...............           45,452             2,289,298
Peugeot S.A.(caret) .................           52,100             2,703,894
Sanofi-Synthelabo S.A. ..............           52,024             3,164,927
Schneider Electric S.A. .............           47,124             2,534,074
Societe Generale, Class A ...........           28,600             1,883,957
STMicroelectronics N.V.(caret) ......           53,657             1,338,034
Suez lyonnaise des Eaux(caret) ......           13,100               349,313
TotalFinaElf S.A* ...................           27,209             4,417,674
                                                                ------------
                                                                  31,630,469
                                                                ------------
GERMANY (5.0%)
Aareal Bank AG* .....................            3,300                52,960
Altana AG ...........................            8,400               423,086
AMB Aachener & Muenchener
  Beteiligungs-AG(caret) ............          22,000             2,142,293
BASF AG .............................           13,100               607,416
Bayerische Motoren Werke
  (BMW) AG(caret) ...................           51,153             2,109,147
E.On AG(caret) ......................           15,400               897,330
Hannover Rueckversicherungs AG ......            5,000               394,051
Heidelberger Zement AG ..............            2,300               113,119
SAP AG (ADR)(caret) .................           15,315             1,512,503
Siemens AG ..........................           23,500             1,409,916
Volkswagen AG .......................           19,100               928,063
                                                                ------------
                                                                  10,589,884
                                                                ------------


================================================================================
                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
HONG KONG (1.3%)
Cheung Kong (Holdings) Ltd. .........         100,000           $    833,333
CLP Holdings Ltd. ...................          13,000                 51,667
Johnson Electric Holdings
  Ltd.(caret)........................         224,000                265,641
Li & Fung Ltd. ......................         682,000                918,077
Wharf Holdings Ltd. .................         313,000                738,359
Wing Lung Bank Ltd. .................          14,000                 61,564
                                                                ------------
                                                                   2,868,641
                                                                ------------
IRELAND (2.9%)
Allied Irish Banks plc ..............         124,000              1,647,112
Bank of Ireland .....................         119,900              1,493,185
CRH plc .............................         178,804              2,913,670
DePfa Bank plc* .....................           3,300                179,249
                                                                ------------
                                                                   6,233,216
                                                                ------------
ITALY (4.6%)
Alleanza Assicurazioni(caret) .......         168,993              1,622,237
Banca Nazionale Del Lavoro
  S.p.A* ............................          93,800                163,503
ENI S.p.A.(caret) ...................         376,969              5,993,917
Parmalat Finanziaria S.p.A.(caret) ..         301,200                931,062
Riunione Adriatica di Sicurta
  S.p.A. (RNC) ......................          20,400                273,797
San Paolo IMI S.p.A. ................          43,000                431,461
UniCredito Italiano S.p.A.(caret) ...         109,300                494,385
                                                                ------------
                                                                   9,910,362
                                                                ------------
JAPAN (20.4%)
Bank of Fukuoka Ltd.(caret) .........         152,000                601,101
Bridgestone Corp.(caret) ............          71,000                977,390
Canon, Inc. .........................         188,000              7,105,290
Daiichi Pharmaceutical Co., Ltd......          37,000                676,039
Daiwa House Industry Co., Ltd........         195,000              1,192,516
East Japan Railway Co. ..............             100                468,046
Fuji Heavy Industry .................          36,000                171,800
Hitachi Ltd. ........................         104,000                672,451
Honda Motor Co., Ltd. ...............         132,000              5,352,244
Hoya Corp. ..........................          31,500              2,291,674
Keyence Corp. .......................           3,900                826,139
Marui Co., Ltd. .....................           3,500                 44,356
Mitsubishi Corp. ....................          50,000                361,672
Mitsui Chemicals, Inc.(caret) .......          74,000                369,815
Mitsui O.S.K. Lines, Ltd. ...........         467,000                981,846
Nippon Meat Packers, Inc. ...........          64,000                802,002
Nissan Motor Co., Ltd. ..............         163,000              1,128,734
Nomura Securities Co., Ltd. .........          73,000              1,071,917
Oji Paper Co., Ltd. .................         137,000                782,955
Promise Co., Ltd. ...................           4,700                236,843
Ricoh Co., Ltd. .....................          55,000                952,153
Sankyo Co. ..........................          24,000                326,381
Shin-Etsu Chemical Co., Ltd. ........          92,100              3,957,242
SMC Corp. ...........................           8,800              1,040,347
Sumitomo Trust & Banking Co.,
  Ltd. ..............................         416,000              1,999,132
Takeda Chemical Industries Ltd.......          96,000              4,212,915
Takefuji Corp. ......................          29,600              2,057,133
Tanabe Seiyaku Co., Ltd. ............          36,000                315,368
Tohoku Electric Power Co., Inc.......          55,600                779,309
Tokyo Style .........................          26,000                237,527
Toppan Printing .....................          33,000                343,050

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------

Uny Co., Ltd. .........................         58,000           $    657,133
Yamaha Corp. ..........................         38,000                369,665
Yamato Transport Co., Ltd. ............         17,000                309,903
                                                                 ------------
                                                                   43,672,088
                                                                 ------------
KOREA (1.7%)
Kookmin Bank (ADR)(caret) .............          2,000                 98,300
Samsung Electronics Co., Ltd.
  (Foreign) ...........................          6,900              1,887,033
SK Telecom Co., Ltd. (ADR) ............         66,360              1,645,064
                                                                 ------------
                                                                    3,630,397
                                                                 ------------
LUXEMBOURG (0.5%)
Arcelor* ..............................         73,100              1,037,417
                                                                 ------------
NETHERLANDS (2.4%)
ABN-Amro Holdings N.V. ................         27,599                501,250
ASML Holding N.V.* ....................         77,301              1,223,765
DSM N.V. ..............................         36,000              1,670,657
Heineken N.V., Class A ................          4,652                204,170
ING Groep N.V. ........................         31,100                798,570
Koninklijke Royal Philips
  Electronics N.V. ....................         14,490                404,551
Koninklijke Vopak N.V. ................          1,600                 30,244
Wolters Kluwer N.V., Class C ..........         20,783                394,494
                                                                 ------------
                                                                    5,227,701
                                                                 ------------
SINGAPORE (0.1%)
United Overseas Bank Ltd. .............         40,000                287,526
                                                                 ------------
SPAIN (4.5%)
Banco Bilbao Vizcaya
  Argentaria, S.A. ....................        329,334              3,724,100
Banco Santander Central
  Hispano S.A. ........................        265,700              2,109,730
Grupo Dragados S.A. ...................         23,500                418,913
Iberdrola S.A.(caret) .................         91,900              1,338,711
Inditex S.A.* .........................         46,170                974,870
Telefonica S.A.* ......................        137,188              1,151,633
                                                                 ------------
                                                                    9,717,957
                                                                 ------------
SWEDEN (2.5%)
Atlas Copco AB, Class A ...............         64,702              1,548,821
Electrolux AB, Class B(caret) .........         74,600              1,505,718
Holmen AB .............................         11,100                294,696
Nordea AB .............................        210,500              1,145,204
Sandvik AB ............................         17,588                439,198
Svenska Cellulosa AB, Class B .........         13,600                483,891
                                                                 ------------
                                                                    5,417,528
                                                                 ------------
SWITZERLAND (5.2%)
Compagnie Financiere
  Reichemont AG, Class A ..............         10,315                234,605
Credit Suisse Group ...................         57,634              1,829,743
Givaudan ..............................          2,810              1,132,836
Holcim Ltd., Class B ..................          1,071                245,748
Novartis AG (Registered) ..............         98,361              4,325,558
Swiss Reinsurance .....................         34,992              3,420,907
                                                                 ------------
                                                                   11,189,397
                                                                 ------------
TAIWAN (0.2%)
Taiwan Semiconductor
  Manufacturing Co., Ltd.* ............        204,538                416,300
                                                                 ------------
UNITED KINGDOM (22.7%)
AstraZeneca plc .......................        113,714              4,707,750
AWG plc ...............................         67,200                563,380



================================================================================
                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
BHP Billiton plc ......................        153,000           $    833,752
BP plc ................................        464,824              3,904,000
British American Tobacco plc ..........        116,100              1,247,645
British Sky Broadcasting plc* .........        348,185              3,338,339
BT Group plc ..........................        480,410              1,845,365
CGNU plc ..............................        162,563              1,307,115
Diageo plc ............................         81,153              1,053,935
Electrocomponents plc .................         71,400                399,968
GlaxoSmithKline plc ...................        135,700              2,933,092
Lattice Group plc .....................        298,100                777,012
Lloyds TSB Group plc ..................        172,500              1,717,007
Next plc ..............................          7,091                100,738
Pearson plc ...........................        170,161              1,692,428
Reed International plc ................         55,000                522,720
Royal & Sun Alliance Insurance
  Group plc ...........................        436,300              1,602,773
Royal Bank of Scotland Group
  plc .................................        229,191              6,498,007
Safeway plc ...........................        487,000              2,091,523
Shell Transport & Trading Co.
  plc .................................        251,500              1,897,636
Six Continents plc ....................        121,200              1,231,324
Tesco plc .............................        298,622              1,085,625
Unilever plc ..........................         53,000                483,111
Vodafone Group plc ....................      3,272,091              4,488,875
Wolseley plc ..........................        225,200              2,282,757
                                                                 ------------
                                                                   48,605,877
                                                                 ------------
TOTAL COMMON STOCKS (94.2%)
  (Cost $208,504,863)..................                           201,697,517
                                                                 ------------
PREFERRED STOCKS:
GERMANY (0.1%)
Volkswagen AG
  (Cost $277,046)......................          9,700                312,298
                                                                 ------------

                                                NUMBER
                                                  OF
                                               WARRANTS
                                              ----------
WARRANTS:
NETHERLANDS (0.5%)
ABN Amro Bank N.V.*
  (Cost $1,295,470)....................        515,200              1,027,163
                                                                 ------------
SHORT-TERM DEBT                                PRINCIPAL
  SECURITIES:                                   AMOUNT
                                              ----------
TIME DEPOSIT (2.9%)
JPMorgan Chase Nassau
  1.31%, 7/1/02
  (Amortized Cost $6,243,041)..........   $  6,243,041              6,243,041
                                                                 ------------
TOTAL INVESTMENTS (97.7%)
  (Cost/Amortized Cost
  $216,320,420)........................                           209,280,019
OTHER ASSETS LESS
  LIABILITIES (2.3%) ..................                             4,889,171
                                                                 ------------
NET ASSETS (100%) .....................                          $214,169,190
                                                                 ============

---------------------

*          Non-income producing.
(caret)    All, or a portion of security out on loan (Note 1).
           Glossary:
           ADR--American Depositary Receipt
           RNC--Risparmio Non-Convertible Savings Shares

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary ....................                   15.5%
Consumer Staples ..........................                    6.3
Energy ....................................                    8.2
Financials
 Banks ....................................       13.6
 Diversified Financials ...................        7.9
 Insurance ................................        5.8
 Real Estate ..............................        0.5
                                                  ----
                                                              27.8
Health Care ...............................                   10.4
Industrials ...............................                    6.5
Information Technology ....................                   10.2
Materials .................................                    8.3
Telecommunications Services ...............                    4.7
Utilities .................................                    2.1
                                                             -----
                                                             100.0%
                                                             =====

At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)


                        NUMBER OF     EXPIRATION      ORIGINAL      VALUE AT     UNREALIZED
PURCHASE                CONTRACTS        DATE          VALUE        6/30/02     DEPRECIATION
---------------------  -----------  -------------- ------------- ------------- -------------
DJ Euro .............      80         September-02  $2,542,665    $2,494,272     $ (48,393)
TOPIX Index .........      9          September-02     779,753       765,518       (14,235)
                                                                                 ---------
                                                                                 $ (62,628)
                                                                                 =========

Investment security transactions for the six months ended June 30, 2002 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $  68,803,820
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     63,533,503

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................  $  17,028,538
Aggregate gross unrealized depreciation ................    (24,068,939)
                                                          -------------
Net unrealized depreciation ............................  $  (7,040,401)
                                                          =============
Federal income tax cost of investments .................  $ 216,320,420
                                                          =============

At June 30, 2002, the Portfolio had loaned securities with a total value of $33,706,298 which was secured by collateral of $34,131,013.

The Portfolio has a net capital loss carryforward of $26,964,316 which expires in the year 2009.


                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)


                                               PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
                                         ------------------   ------------------
SHORT-TERM DEBT SECURITIES:
BANK NOTES (14.9%)
Beta Finance, Inc.
  1.89%, 1/15/03 (Section)  ..........   $ 25,000,000         $   24,997,263
  1.92%, 3/27/03 (Section)  ..........     50,000,000             50,000,000
Citigroup, Inc.
  1.82%, 7/12/02 .....................     10,000,000             10,000,059
Dorada Finance, Inc.
  2.00%, 11/1/02 (Section)  ..........     45,000,000             45,000,000
First Tennessee Bank
  1.78%, 7/15/02 .....................     25,500,000             25,500,000
Merrill Lynch & Co., Inc.
  1.84%, 4/1/03 ......................     60,000,000             60,000,000
National City Bank
  1.83%, 9/3/02 ......................     29,000,000             29,006,058
Unilever N.V.
  1.93%, 10/24/02 ....................     27,000,000             27,013,089
Wells Fargo & Co.
  1.90%, 10/30/02 ....................     18,500,000             18,507,187
                                                              --------------
  TOTAL BANK NOTES ...................                           290,023,656
                                                              --------------
CERTIFICATES OF DEPOSIT (24.8%)
American Express Centurion
  1.77%, 7/19/02 .....................     28,000,000             28,000,000
Bank of Scotland
  1.77%, 8/27/02 .....................     28,000,000             28,000,000
Bayerische Landesbank NY
  1.83%, 3/25/03 .....................     60,000,000             59,973,598
Canadian Imperial Bank
  2.04%, 9/30/02 .....................     30,000,000             30,000,000
Credit Agricole Indosuez
  0.04%, 6/30/03 .....................     60,000,000             59,972,459
Credit Suisse First NY
  2.15%, 8/27/02 .....................     29,000,000             29,000,000
Deutsche Bank AG NY
  1.79%, 7/24/02 .....................     26,500,000             26,500,000
Lasalle Bank NA Chicago Ill SH
  Tranche
  2.03%, 9/27/02 .....................     34,000,000             34,000,000
Norddeutsche Landesbank
  1.83%, 7/1/02 ......................     50,000,000             50,000,000
Regions Bank Corp.
  1.78%, 9/27/02 .....................     28,000,000             28,000,012
Royal Bank of Scotland
  1.77%, 9/30/02 .....................     70,000,000             70,000,000
Wells Fargo Financial, Inc.
  1.76%, 8/30/02 .....................     40,000,000             40,000,000
                                                              --------------
  TOTAL CERTIFICATES OF DEPOSIT ......                           483,446,069
                                                              --------------
COMMERCIAL PAPER (43.9%)
Bristol Myers Squibb Co.
  1.69%, 7/25/02 (Section)  ..........     25,000,000             24,971,000
Caisse Centrale Besjardains du
  Quebec
  1.64%, 7/8/02 ......................      9,700,000              9,696,511
  1.71%, 7/11/02 .....................     16,000,000             15,991,778
  1.87%, 9/9/02 ......................     22,701,000             22,618,451
CC USA, Inc.
  1.97%, 9/3/02 (Section)  ...........      9,000,000              8,968,480
Fleet National Bank
  2.17%, 8/2/02 ......................     27,000,000             27,007,555


                                               PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
                                         ------------------   ------------------

Fortis Funding
  1.72%, 7/17/02 (Section)  ..........   $ 28,000,000         $   27,977,600
Galaxy Funding
  1.69%, 7/15/02 (Section)  ..........     28,000,000             27,980,509
General Reinsurance Corp.
  1.71%, 7/24/02 .....................     35,000,000             34,960,644
ING America Insurance
  Holdings
  1.77%, 8/20/02 .....................     30,000,000             29,925,833
KBC Financial Prod Intl Ltd.
  1.79%, 9/25/02 .....................     28,000,000             27,880,269
Landesbank Schleswig
  2.00%, 9/6/02 (Section)  ...........     25,000,000             24,906,944
Morgan Stanley Group, Inc.
  1.73%, 7/23/02 .....................     28,000,000             27,969,542
Motiva Enterprise
  1.76%, 8/26/02 .....................     25,000,000             24,931,166
Pfizer, Inc.
  1.71%, 7/29/02 .....................     50,000,000             49,931,944
  1.72%, 8/2/02 ......................     26,000,000             25,959,555
Preferred Receivables Funding
  1.73%, 7/15/02 (Section)  ..........     29,000,000             28,979,362
Private Export Funding Corp.
  1.61%, 7/16/02 (Section)  ..........     20,000,000             19,985,917
  2.06%, 9/12/02 (Section)  ..........     10,000,000              9,958,228
Procter & Gamble Co.
  1.71%, 7/23/02 .....................     29,000,000             28,968,809
Rio Tinto Ltd.
  1.79%, 9/23/02 .....................     28,000,000             27,883,053
SBC Communications, Inc.
  1.68%, 7/15/02 (Section)  ..........     28,000,000             27,980,618
Sheffield Receivables
  1.60%, 7/9/02 (Section)  ...........     10,000,000              9,996,044
  1.75%, 7/25/02 (Section)  ..........     65,000,000             64,922,000
Shell Finance (UK) plc
  2.48%, 5/1/03 ......................     45,000,000             44,069,000
Tannehill Capital Co. LLC
  1.68%, 7/11/02 (Section)  ..........     19,086,000             19,076,351
  1.71%, 7/15/02 (Section)  ..........     26,000,000             25,981,699
UBS Finance (DE), Inc.
  1.69%, 7/1/02 ......................     80,000,000             80,000,000
Verizon Global
  1.69%, 7/1/02 ......................     21,000,000             21,000,000
Verizon Network Funding Corp.
  1.88%, 7/12/02 .....................      7,000,000              6,995,679
Wal-Mart Stores, Inc.
  1.70%, 7/30/02 (Section)  ..........     29,000,000             28,959,585
                                                              --------------
  TOTAL COMMERCIAL PAPER .............                           856,434,126
                                                              --------------
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 ......................        542,288                542,288
                                                              --------------
U.S. GOVERNMENT AGENCIES (14.6%)
Federal Farm Credit Bank
  1.85%, 7/1/02 ......................     50,000,000             50,000,000
Federal Home Loan Bank
  6.88%, 7/18/02 .....................     20,000,000             20,047,147
Federal National Mortgage
  Association
  1.69%, 9/27/02 .....................     75,000,000             74,987,385
  1.72%, 11/29/02 ....................     50,000,000             49,994,295
  2.11%, 12/13/02 ....................     15,000,000             14,856,312

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

====================================================================
                                  PRINCIPAL         VALUE
                                   AMOUNT          (NOTE 1)
--------------------------------------------------------------------
Student Loan Marketing
  Association
  2.23%, 3/21/03 ............. $75,000,000     $   75,153,100
                                               --------------
  TOTAL U.S. GOVERNMENT
     AGENCIES ................                    285,038,239
                                               --------------
TOTAL INVESTMENTS (98.2%)
  (Amortized Cost
  $1,915,484,378) ............                  1,915,484,378
OTHER ASSETS LESS
  LIABILITIES (1.8%) .........                     35,587,906
                                               --------------
NET ASSETS (100%) ............                 $1,951,072,284
                                               ==============
Federal income tax cost of
  investments ................                 $1,915,484,378
                                               ==============


----------

(Section)     Securities exempt from registration under Rule 144A of the
              Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $470,641,600 or 24.12% of net assets.

--------------------------------------------------------------------------------
The Portfolio has a net capital loss carryforward of $114,993 which expires in the year 2009.










                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================

                                                 NUMBER               VALUE
                                                OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (27.2%)
COMPUTER & ELECTRONICS RETAIL (2.7%)
Best Buy Co., Inc.* ....................       546,750          $   19,847,025
                                                                --------------
DEPARTMENT STORES (6.7%)
Kohl's Corp.* ..........................       696,000              48,775,680
                                                                --------------
GENERAL MERCHANDISE STORES (3.6%)
Target Corp. ...........................       448,900              17,103,090
Wal-Mart Stores, Inc. ..................       165,400               9,098,654
                                                                --------------
                                                                    26,201,744
                                                                --------------
HOME IMPROVEMENT RETAIL (5.6%)
Home Depot, Inc. .......................       332,000              12,194,360
Lowe's Cos., Inc. ......................       618,800              28,093,520
                                                                --------------
                                                                    40,287,880
                                                                --------------
INTERNET RETAIL (2.7%)
eBay, Inc.* ............................       312,300              19,243,926
                                                                --------------
MEDIA (5.3%)
Cox Communications, Inc.,
  Class A* .............................       119,300               3,286,715
Viacom, Inc., Class B* .................       799,354              35,467,337
                                                                --------------
                                                                    38,754,052
                                                                --------------
SPECIALTY STORES (0.6%)
Bed Bath & Beyond, Inc.* ...............       119,100               4,494,834
                                                                --------------
  TOTAL CONSUMER DISCRETIONARY..........                           197,605,141
                                                                --------------
CONSUMER STAPLES (1.4%)
DRUG RETAIL (1.4%)
Walgreen Co. ...........................       269,100              10,395,333
                                                                --------------
FINANCIALS (23.4%)
DIVERSIFIED FINANCIALS (17.9%)
Citigroup, Inc. ........................       629,762              24,403,278
Freddie Mac ............................       621,500              38,035,800
Goldman Sachs Group, Inc. ..............       192,600              14,127,210
MBNA Corp. .............................     1,439,050              47,589,383
Morgan Stanley Dean Witter
  & Co. ................................       143,000               6,160,440
                                                                --------------
                                                                   130,316,111
                                                                --------------
INSURANCE (5.5%)
American International
  Group, Inc. ..........................       489,700              33,412,231
Travelers Property Casualty
  Corp., Class A* ......................       347,700               6,154,290
                                                                --------------
                                                                    39,566,521
                                                                --------------
  TOTAL FINANCIALS .....................                           169,882,632
                                                                --------------
HEALTH CARE (19.0%)
BIOTECHNOLOGY (0.4%)
Amgen, Inc.* ...........................        73,700               3,086,556
                                                                --------------
HEALTH CARE EQUIPMENT &
  SERVICES (10.7%)
Cardinal Health, Inc. ..................       377,800              23,200,698
Medtronic, Inc. ........................        96,900               4,152,165
Tenet Healthcare Corp.* ................       316,800              22,667,040
United Health Group, Inc. ..............       303,600              27,794,580
                                                                --------------
                                                                    77,814,483
                                                                --------------



================================================================================

                                                 NUMBER               VALUE
                                                OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
PHARMACEUTICALS (7.9%)
Johnson & Johnson .......................       224,800         $   11,748,048
Pfizer, Inc. ............................     1,138,225             39,837,875
Pharmacia Corp. .........................       144,300              5,404,035
                                                                --------------
                                                                    56,989,958
                                                                --------------
  TOTAL HEALTH CARE .....................                          137,890,997
                                                                --------------
INDUSTRIALS (5.6%)
AIRLINES (2.8%)
Continental Airlines, Inc.,
  Class B*(caret) .......................       335,700              5,297,346
KLM Royal Dutch Airlines N.V.
  (New York Shares) .....................       575,480              6,963,308
Northwest Airlines Corp.*(caret) ........       673,700              8,124,822
                                                                --------------
                                                                    20,385,476
                                                                --------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Concord EFS, Inc.* ......................       127,700              3,848,878
First Data Corp. ........................        93,200              3,467,040
                                                                --------------
                                                                     7,315,918
                                                                --------------
INDUSTRIAL CONGLOMERATES (1.8%)
General Electric Co. ....................       453,900             13,185,795
                                                                --------------
  TOTAL INDUSTRIALS .....................                           40,887,189
                                                                --------------
INFORMATION TECHNOLOGY (14.3%)
APPLICATION SOFTWARE (0.7%)
PeopleSoft, Inc.* .......................       328,900              4,894,032
                                                                --------------
COMPUTER HARDWARE (1.3%)
Dell Computer Corp.* ....................       374,500              9,789,430
                                                                --------------
NETWORKING EQUIPMENT (0.8%)
Cisco Systems, Inc.* ....................       401,000              5,593,950
                                                                --------------
SEMICONDUCTOR EQUIPMENT (1.7%)
Applied Materials, Inc.* ................       633,900             12,056,778
                                                                --------------
SEMICONDUCTORS (2.7%)
Intel Corp. .............................       415,200              7,585,704
Micron Technology, Inc.* ................       217,800              4,403,916
Texas Instruments, Inc. .................       324,600              7,693,020
                                                                --------------
                                                                    19,682,640
                                                                --------------
SYSTEMS SOFTWARE (5.2%)
Microsoft Corp.* ........................       583,300             31,906,510
VERITAS Software Corp.* .................       292,700              5,792,533
                                                                --------------
                                                                    37,699,043
                                                                --------------
TELECOMMUNICATIONS EQUIPMENT (1.9%)
Nokia OYJ (ADR) .........................       719,100             10,412,568
QUALCOMM, Inc.* .........................       125,600              3,452,744
                                                                --------------
                                                                    13,865,312
                                                                --------------
  TOTAL INFORMATION TECHNOLOGY...........                          103,581,185
                                                                --------------
TELECOMMUNICATION SERVICES (8.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.6%)
AT&T Corp. ..............................     2,460,600             26,328,420
                                                                --------------
WIRELESS TELECOMMUNICATION
  SERVICES (5.0%)
AT&T Wireless Services, Inc.*(caret).....     2,685,295             15,708,975
Sprint Corp. (PCS Group)*(caret) ........     1,261,300              5,638,011

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
===============================================================================
                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------

Vodafone Group plc (ADR)(caret) ....   1,075,800       $ 14,684,670
                                                       ------------
                                                         36,031,656
                                                       ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                     62,360,076
                                                       ------------
TOTAL COMMON STOCKS (99.5%)
  (Cost $833,259,180)...............                    722,602,553
                                                       ------------
                                       PRINCIPAL
                                        AMOUNT
                                       ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.1%)
JPMorgan Chase Nassau
  1.31%, 7/1/02
  (Amortized Cost $383,775).........   $ 383,775            383,775
                                                       ------------



===============================================================================
                                                           VALUE
                                                         (NOTE 1)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (Cost/Amortized Cost
  $833,642,955).....................                  $ 722,986,328
OTHER ASSETS LESS
  LIABILITIES (0.4%) ...............                      3,237,435
                                                      -------------
NET ASSETS (100%) ..................                  $ 726,223,763
                                                      =============


----------

*          Non-income producing.
(caret)    All, or a portion of security out on loan (Note 1).
           Glossary:
           ADR--American Depositary Receipt

===============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $399,821,993
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     441,774,740

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $    31,013,269
Aggregate gross unrealized depreciation .........        (141,669,896)
                                                      ---------------
Net unrealized depreciation .....................     $  (110,656,627)
                                                      ===============
Federal income tax cost of investments ..........     $   833,642,955
                                                      ===============

At June 30, 2002, the Portfolio had loaned securities with a total value $27,435,675 which was secured by collateral of $28,028,750.

The Portfolio has a net capital loss carryforward of $374,280,081 which expires in the year 2009.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (3.3%)
AUTOMOBILES (1.5%)
Daimler Chrysler NA Holdings
  6.40%, 5/15/06(caret) ............        $  1,665,000        $  1,728,705
Ford Motor Co.
  7.45%, 7/16/31 ...................           4,635,000           4,314,476
                                                                ------------
                                                                   6,043,181
                                                                ------------
GENERAL MERCHANDISE STORES (0.6%)
Target Corp.
  5.875%, 3/1/12(caret) ............           1,200,000           1,213,568
Wal-Mart Stores, Inc.
  6.875%, 8/10/09(caret) ...........           1,110,000           1,219,312
                                                                ------------
                                                                   2,432,880
                                                                ------------
MEDIA (1.2%)
AOL Time Warner, Inc.
  6.875%, 5/1/12 ...................           1,075,000             991,418
Time Warner Entertainment LP
  8.375%, 3/15/23 ..................           3,390,000           3,374,463
  8.375%, 7/15/33 ..................             850,000             845,763
                                                                ------------
                                                                   5,211,644
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY .....                              13,687,705
                                                                ------------
CONSUMER STAPLES (1.1%)
FOOD PRODUCTS (1.1%)
General Mills, Inc.
  6.00%, 2/15/12 ...................           1,025,000           1,015,350
Kraft Foods, Inc.
  5.625%, 11/1/11(caret) ...........           2,465,000           2,442,771
Tyson Foods, Inc.
  8.25%, 10/1/11(caret) ............           1,025,000           1,130,836
                                                                ------------
  TOTAL CONSUMER STAPLES ...........                               4,588,957
                                                                ------------
ENERGY (1.6%)
INTEGRATED OIL & GAS (1.1%)
Amerada Hess Corp.
  7.875%, 10/1/29 ..................           1,470,000           1,606,225
Conoco Funding Co.
  5.45%, 10/15/06(caret) ...........             990,000           1,014,186
Conoco, Inc.
  6.95%, 4/15/29 ...................           1,940,000           1,982,635
                                                                ------------
                                                                   4,603,046
                                                                ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.5%)
Devon Energy Corp.
  7.95%, 4/15/32(caret) ............             460,000             494,816
Devon Funding Corp. ULC
  7.875%, 9/30/31 ..................           1,455,000           1,551,581
                                                                ------------
                                                                   2,046,397
                                                                ------------
  TOTAL ENERGY .....................                               6,649,443
                                                                ------------
FINANCIALS (82.3%)
ASSET BACKED (6.6%)
American Express Master Trust,
  Series 02-1 A
  1.91%, 12/15/05 ..................           4,185,000           4,188,178
Citibank Credit Card Issuance
  Trust,
  Series 00-A3
  6.875%, 11/16/09 .................           5,280,000           5,798,082



================================================================================
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------



Discover Card Master Trust I,
  Series 00-9 A
  6.35%, 7/15/08 ...................        $  1,795,000        $  1,920,902
MBNA Credit Card Master Note
  Trust,
  Series 01-A1 A1
  5.75%, 10/15/08 ..................           7,625,000           8,022,324
Morgan Stanley Dean Witter
  Capital,
  Series 02-HQ A3
  6.51%, 4/15/34 ...................           3,370,000           3,563,199
  Series 02-TOP7 A2
  5.98%, 1/15/39 ...................           3,665,000           3,729,137
                                                                ------------
                                                                  27,221,822
                                                                ------------
BANKS (3.0%)
Bank One Corp.
  7.625%, 10/15/26 .................           1,095,000           1,205,664
  7.875%, 8/1/10(caret) ............           1,070,000           1,213,845
Barclays Bank plc
  7.375%, 6/29/49 (Section)  .......              65,000              69,844
  8.55%, 12/31/49 (Section)  .......           1,595,000           1,835,802
Great Western Financial Trust II,
  Series A
  8.206%, 2/1/27 ...................           1,405,000           1,455,841
Royal Bank of Scotland Group plc
  7.648%, 12/31/49 .................           1,455,000           1,521,050
Standard Chartered Bank
  8.00%, 5/30/31 (Section)  ........           1,450,000           1,520,831
US Bank NA Minneapolis
  6.375%, 8/1/11 ...................           1,555,000           1,615,597
Washington Mutual Finance Corp.
  6.875%, 5/15/11 ..................           1,910,000           2,005,510
                                                                ------------
                                                                  12,443,984
                                                                ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (2.1%)
Commercial Mortgage Asset
  Trust,
  Series 99-C1 A3
  6.64%, 9/17/10(caret) ............           3,335,000           3,587,225
GE Capital Commercial
  Mortgage Corp.,
  Series 02-1A A2
  5.994%, 12/10/35 .................           1,605,000           1,665,215
Nomura Asset Securities Corp.,
  Series 98-D6 A1B
  6.59%, 3/15/30(caret) ............           3,115,000           3,348,282
                                                                ------------
                                                                   8,600,722
                                                                ------------
DIVERSIFIED FINANCIALS (7.1%)
Abbey National Capital Trust I,
  8.96%, 12/29/49 ..................           1,600,000           1,847,203
Chase Manhattan Corp.
  6.375%, 4/1/08 ...................           1,990,000           2,090,640
Citicorp
  6.375%, 11/15/08 .................           1,915,000           2,017,878
Citigroup, Inc.
  7.25%, 10/1/10 ...................           2,770,000           3,015,123
Ford Motor Credit Co.
  6.70%, 7/16/04 ...................           2,000,000           2,058,756
  6.50%, 1/25/07 ...................           2,100,000           2,108,169

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------
General Electric Capital Corp.
  6.00%, 6/15/12 ...................       $  3,795,000         $ 3,808,017
General Motors Acceptance
  Corp.
  6.875%, 9/15/11 ..................          1,875,000           1,861,532
  8.00%, 11/1/31(caret) ............          1,840,000           1,881,860
Household Finance Corp.
  6.50%, 11/15/08 ..................          1,480,000           1,484,723
J.P. Morgan Chase & Co.
  6.75%, 2/1/11(caret) .............          2,905,000           3,011,065
Morgan Stanley Dean Witter & Co.
  7.25%, 4/1/32 ....................            925,000             942,781
National Rural Utilities
  7.25%, 3/1/12 ....................            440,000             468,099
Sprint Capital Corp.
  7.625%, 1/30/11(caret) ...........          1,295,000           1,030,343
Unicredito Italiano Capital Trust II
  9.20%, 12/31/49 (Section)  .......          1,665,000           1,939,748
                                                                -----------
                                                                 29,565,937
                                                                -----------
FOREIGN GOVERNMENT (0.9%)
Quebec Province
  7.50%, 9/15/29 ...................          1,675,000           1,917,920
United Mexican States
  7.50%, 1/14/12 ...................          1,955,000           1,932,518
                                                                -----------
                                                                  3,850,438
                                                                -----------
U.S. GOVERNMENT (21.2%)
U.S. Treasury Bonds
  5.375%, 2/15/31(caret) ...........         20,915,000          20,480,177
U.S. Treasury Notes
  5.75%, 10/31/02(caret) ...........         16,550,000          16,771,009
  3.25%, 5/31/04 ...................         22,380,000          22,551,341
  4.375%, 5/15/07(caret) ...........         14,480,000          14,679,100
  4.031%, 1/15/08 ..................          7,831,633           8,198,702
  4.875%, 2/15/12(caret) ...........          5,100,000           5,119,125
                                                                -----------
                                                                 87,799,454
                                                                -----------
U.S. GOVERNMENT AGENCIES (41.4%)
Federal Home Loan Mortgage
  Corp.
  7.00%, 7/15/31, TBA ..............         12,240,000          12,676,111
Federal National Mortgage
  Association
  6.00%, 7/15/31 ...................         15,140,000          15,102,150
  6.50%, 7/15/49, TBA ..............         76,925,000          78,415,802
  7.00%, 7/15/49, TBA ..............         27,886,000          28,879,578
  7.50%, 7/15/49, TBA ..............         21,160,000          22,204,881
Government National Mortgage
  Association
  6.50%, 5/15/29 ...................          5,641,660           5,767,277
  6.50%, 12/15/29 ..................             70,559              72,147
  6.50%, 12/15/30 ..................            981,133           1,003,208
  6.50%, 5/15/31 ...................          1,405,712           1,437,012
  6.50%, 10/15/31 ..................          2,464,848           2,514,145
  6.50%, 6/15/32 ...................          3,000,000           3,060,000
                                                                -----------
                                                                171,132,311
                                                                -----------
  TOTAL FINANCIALS .................                            340,614,668
                                                                -----------


================================================================================
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE (0.3%)
PHARMACEUTICALS (0.3%)
Bristol-Myers Squibb Co.
  4.75%, 10/1/06 ...................       $  1,185,000          $ 1,188,079
                                                                 -----------
INFORMATION TECHNOLOGY (0.2%)
IT CONSULTING & SERVICES (0.2%)
Science Applications
  International Corp.
  6.25%, 7/1/12(i) .................            945,000              929,170
                                                                 -----------
MATERIALS (0.3%)
PAPER & FOREST PRODUCTS (0.3%)
Weyerhaeuser Co.
  6.75%, 3/15/12(i) ................            755,000              781,815
  7.375%, 3/15/32(i) ...............            400,000              405,998
                                                                 -----------
  TOTAL MATERIALS ..................                               1,187,813
                                                                 -----------
TELECOMMUNICATION SERVICES (3.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.1%)
AT&T Corp.
  7.30%, 11/15/11 (Section)  .......          2,275,000            1,888,250
  6.50%, 3/15/29 ...................          2,200,000            1,518,000
Koninklijke KPN N.V.
  8.00%, 10/1/10(caret) ............            920,000              927,866
                                                                 -----------
                                                                   4,334,116
                                                                 -----------
WIRELESS TELECOMMUNICATION
  SERVICES (2.0%)
AT&T Wireless Services, Inc.
  8.125%, 5/1/12 ...................          1,095,000              892,905
  8.75%, 3/1/31 ....................          2,455,000            1,895,974
Verizon Wireless, Inc.
  2.29%, 12/17/03 (Section)  .......          5,500,000            5,410,663
                                                                 -----------
                                                                   8,199,542
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                              12,533,658
                                                                 -----------
UTILITIES (1.7%)
ELECTRIC UTILITIES (1.4%)
Cilcorp, Inc.
  9.375%, 10/15/29 .................            700,000              799,964
FirstEnergy Corp., Series B
  6.45%, 11/15/11(caret) ...........          1,010,000              980,605
Powergen US Funding LLC
  4.50%, 10/15/04 ..................          1,750,000            1,761,298
PSEG Energy Holdings, Inc.
  8.50%, 6/15/11(caret) ............          1,685,000            1,572,811
Teco Energy, Inc.
  6.125%, 5/30/31 ..................            805,000              829,096
                                                                 -----------
                                                                   5,943,774
                                                                 -----------
GAS UTILITIES (0.3%)
Keyspan Corp.
  7.25%, 11/15/05 ..................            990,000            1,070,438
                                                                 -----------
  TOTAL UTILITIES ..................                               7,014,212
                                                                 -----------
TOTAL LONG-TERM DEBT
  SECURITIES (93.9%)
  (Cost $386,317,406) ..............                             388,393,705
                                                                 -----------

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (9.7%)
Westdeutsche Landesbank
  Girozentrale
  1.79%, 8/1/02 ....................      $ 40,000,000         $ 40,000,000
                                                               ------------
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 ....................           195,225              195,225
                                                               ------------
U.S. GOVERNMENT (32.7%)
U.S. Treasury Bills
  7/11/02(caret) ...................       127,830,000          127,765,658
  11/29/02(caret) ..................         7,895,000            7,839,364
                                                               ------------
  TOTAL U.S. GOVERNMENT ............                            135,605,022
                                                               ------------
U.S. GOVERNMENT AGENCIES (0.9%)
Federal Home Loan Mortgage
  Corp. (Discount Note)
  7/1/02 ...........................         3,600,000            3,599,810
                                                               ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (43.3%)
  (Amortized Cost $179,400,057)                                 179,400,057
                                                               ------------


================================================================================
                                                                     VALUE
                                                                   (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (137.2%)
  (Cost/Amortized Cost
$565,717,463) ..................                               $  567,793,762
OTHER ASSETS LESS
  LIABILITIES (-37.2%) .........                                 (154,003,690)
                                                               --------------
NET ASSETS (100%) ..............                               $  413,790,072
                                                               ==============

----------

*         Non-income producing.
(i)       Illiquid security.

(caret)   All, or a portion of security out on loan (See Note 1).

(Section) Securities exempt from registration under Rule 144A of the Securities
          Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $12,665,138 or 3.06% of net assets.

          Glossary:
          TBA--Securities subject to delayed delivery

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $ 871,569,038
U.S. Government securities .............................     263,660,804
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     838,213,898
U.S. Government securities .............................     214,721,609

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.........          $   5,027,826
Aggregate gross unrealized depreciation.........             (2,951,527)
                                                          -------------
Net unrealized appreciation .....................         $   2,076,299
                                                          =============
Federal income tax cost of investments ..........         $ 565,717,463
                                                          =============

At June 30, 2002, the Portfolio had loaned securities with a total value $169,231,661 which was secured by collateral of $170,373,563 of which $21,928,026 was received in the form of securities.

The Portfolio has a net capital loss carryforward of $3,591,195 which expires in the year 2008.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                  NUMBER            VALUE
                                                 OF SHARE         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.7%)
AUTOMOBILES (0.9%)
Group 1 Automotive, Inc.* ..........            177,300       $ 6,763,995
                                                              -----------
CASINOS & GAMING (0.9%)
Station Casinos, Inc.* .............            356,700         6,367,095
                                                              -----------
CATALOG RETAIL (1.8%)
MSC Industrial Direct Co.* .........            499,300         9,736,350
Valuevision International, Inc.,
  Class A* .........................            201,200         3,651,780
                                                              -----------
                                                               13,388,130
                                                              -----------
COMPUTER & ELECTRONICS RETAIL (4.8%)
CDW Computer Centers, Inc.* ........            351,100        16,434,991
GameStop Corp.* ....................            544,900        11,437,451
Ultimate Electronics, Inc.* ........            283,200         7,337,712
                                                              -----------
                                                               35,210,154
                                                              -----------
HOTELS (0.7%)
Four Seasons Hotels, Inc. ..........            106,500         4,994,850
                                                              -----------
HOUSEHOLD DURABLES (0.7%)
Clayton Homes, Inc. ................            330,300         5,218,740
                                                              -----------
LEISURE FACILITIES (1.2%)
Regal Entertainment Group,
  Class A* .........................            359,800         8,390,536
                                                              -----------
MEDIA (2.0%)
Hispanic Broadcasting Corp.* .......            353,200         9,218,520
Radio One, Inc., Class D* ..........            379,400         5,641,678
                                                              -----------
                                                               14,860,198
                                                              -----------
PHOTOGRAPHIC PRODUCTS (1.2%)
Scansource, Inc.* ..................            142,500         8,750,925
                                                              -----------
SPECIALTY STORES (0.5%)
Copart, Inc.* ......................            225,500         3,659,865
                                                              -----------
  TOTAL CONSUMER DISCRETIONARY .....                          107,604,488
                                                              -----------
ENERGY (5.6%)
OIL & GAS EQUIPMENT &
  SERVICES (3.4%)
Cooper Cameron Corp.* ..............            151,200         7,321,104
Spinnaker Exploration Co.* .........            219,500         7,906,390
W-H Energy Services, Inc.* .........            416,800         9,236,288
                                                              -----------
                                                               24,463,782
                                                              -----------
OIL & GAS EXPLORATION &
  PRODUCTION (2.2%)
Newfield Exploration Co.* ..........            232,800         8,653,176
Pogo Producing Co. .................            235,000         7,665,700
                                                              -----------
                                                               16,318,876
                                                              -----------
  TOTAL ENERGY .....................                           40,782,658
                                                              -----------
FINANCIALS (8.9%)
BANKS (4.0%)
Commerce Bancorp, Inc. .............            223,900         9,896,380



================================================================================
                                                 NUMBER          VALUE
                                                OF SHARE        (NOTE 1)
--------------------------------------------------------------------------------
Investors Financial Services
  Corp. ............................            227,200       $ 7,620,288
Southwest Bancorporation of
  Texas, Inc.* .....................            328,100        11,883,782
                                                              -----------
                                                               29,400,450
                                                              -----------
DIVERSIFIED FINANCIALS (3.3%)
A.G. Edwards, Inc. .................            126,400         4,913,168
Affiliated Managers Group, Inc.*                102,000         6,273,000
BlackRock, Inc.* ...................            133,000         5,891,900
Gallagher (Arthur J.) & Co. ........             66,100         2,290,365
Renaissance Reinsurance
  Holdings Ltd. ....................            133,000         4,867,800
                                                              -----------
                                                               24,236,233
                                                              -----------
INSURANCE (1.6%)
Hub International Ltd. .............            208,400         3,142,672
Radian Group, Inc. .................            164,000         8,011,400
Stancorp Financial Group, Inc. .....              9,600           532,800
                                                              -----------
                                                               11,686,872
                                                              -----------
  TOTAL FINANCIALS .................                           65,323,555
                                                              -----------
HEALTH CARE (20.6%)
BIOTECHNOLOGY (4.9%)
Charles River Laboratories
  International, Inc.* .............            257,200         9,014,860
Integra LifeSciences Holdings
  Corp.* ...........................            489,900        10,655,325
Martek Biosciences Corp.* ..........            442,300         9,252,916
Transkaryotic Therapies, Inc.* .....            197,300         7,112,665
                                                              -----------
                                                               36,035,766
                                                              -----------
HEALTH CARE EQUIPMENT &
  SERVICES (10.6%)
Abgenix, Inc.* .....................            137,700         1,349,460
Accredo Health, Inc.* ..............             91,700         4,231,038
AdvancePCS* ........................            325,900         7,802,046
American Medical Systems
  Holdings, Inc.* ..................            445,600         8,938,736
AmerisourceBergen Corp. ............             70,174         5,333,224
Community Health Systems,
  Inc.* ............................            170,700         4,574,760
Cytyc Corp.* .......................            495,800         3,777,996
LifePoint Hospitals, Inc.* .........             99,800         3,623,738
OraSure Technologies, Inc.* ........            560,900         3,645,850
Priority Healthcare Corp., Class B*             424,100         9,966,350
PSS World Medical, Inc.* ...........            148,500         1,202,850
Stericycle, Inc.* ..................            359,100        12,715,731
Therasense, Inc.* ..................            257,200         4,750,484
United Therapeutics Corp.* .........            498,800         6,165,168
                                                              -----------
                                                               78,077,431
                                                              -----------
PHARMACEUTICALS (5.1%)
Axcan Pharma, Inc.* ................            379,100         5,663,754
ICN Pharmaceuticals, Inc. ..........            308,100         7,459,101

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                 NUMBER             VALUE
                                                OF SHARE           (NOTE 1)
--------------------------------------------------------------------------------
SICOR, Inc.* .................................   645,300         $ 11,963,862
The Medicines Co.* ...........................   734,300            9,053,919
Trimeris, Inc.* ..............................    68,700            3,049,593
                                                                 ------------
                                                                   37,190,229
                                                                 ------------
  TOTAL HEALTH CARE ..........................                    151,303,426
                                                                 ------------
INDUSTRIALS (13.8%)
AEROSPACE & DEFENSE (3.2%)
Aeroflex, Inc.* ..............................   855,650            5,946,768
Alliant Techsystems, Inc.* ...................   129,700            8,274,860
United Defense Industries, Inc.*..............   407,900            9,381,700
                                                                 ------------
                                                                   23,603,328
                                                                 ------------
AIR FREIGHT & COURIERS (1.1%)
C.H. Robinson Worldwide, Inc. ................   254,900            8,546,797
                                                                 ------------
AIRLINES (0.7%)
Atlantic Coast Airlines Holdings,
  Inc.* ......................................   235,000            5,099,500
                                                                 ------------
COMMERCIAL SERVICES &
  SUPPLIES (6.9%)
Career Education Corp.* ......................   215,000            9,675,000
Expeditors International of
  Washington, Inc. ...........................   204,000            6,764,640
Iron Mountain, Inc.* .........................   392,570           12,110,784
Manpower, Inc. ...............................   163,500            6,008,625
Medical Staffing Network
  Holdings, Inc.* ............................   195,100            4,779,950
Rent-A-Center, Inc.* .........................   190,600           11,056,706
                                                                 ------------
                                                                   50,395,705
                                                                 ------------
ELECTRICAL EQUIPMENT (0.8%)
Varian Semiconductor
  Equipment Associates, Inc.* ................   168,500            5,717,205
                                                                 ------------
MACHINERY (1.1%)
Idex Corp. ...................................   239,400            8,019,900
                                                                 ------------
  TOTAL INDUSTRIALS ..........................                    101,382,435
                                                                 ------------
INFORMATION TECHNOLOGY (26.6%)
APPLICATION SOFTWARE (8.1%)
Activision, Inc.* ............................   344,800           10,019,888
Actuate Corp.* ...............................   753,700            3,391,650
Business Objects S.A. (ADR)* .................   352,500            9,905,250
Hyperion Solutions Corp.* ....................   413,200            7,535,652
Informatica Corp.* ...........................   959,500            6,802,855
Mercury Interactive Corp.* ...................   253,000            5,808,880
NetIQ Corp.* .................................   250,500            5,668,815
THQ, Inc.* ...................................   350,700           10,457,874
                                                                 ------------
                                                                   59,590,864
                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (5.7%)
Amphenol Corp., Class A* .....................   235,000            8,460,000
Anadigics, Inc.* .............................   458,900            3,781,336
DDI Corp.* ...................................    16,700               16,683


================================================================================
                                                  NUMBER             VALUE
                                                 OF SHARE           (NOTE 1)
--------------------------------------------------------------------------------

Intersil Corp., Class A* .....................   260,392         $  5,567,181
Premcor, Inc.* ...............................   104,200            2,680,024
Semtech Corp.* ...............................   272,700            7,281,090
Tektronix, Inc.* .............................   565,300           10,576,763
Wilson Greatbatch Technologies,
  Inc.* ......................................   144,700            3,686,956
                                                                 ------------
                                                                   42,050,033
                                                                 ------------
INTERNET SOFTWARE & SERVICES (1.4%)
Getty Images, Inc.* ..........................   322,700            7,025,179
Matrixone, Inc.* .............................   532,000            3,197,320
                                                                 ------------
                                                                   10,222,499
                                                                 ------------
IT CONSULTING & SERVICES (1.2%)
Corporate Executive Board Co.*................   108,200            3,705,850
Intercept Group, Inc.* .......................   248,300            5,144,776
                                                                 ------------
                                                                    8,850,626
                                                                 ------------
NETWORKING EQUIPMENT (0.2%)
Hewitt Associates, Inc.* .....................    71,500            1,665,950
                                                                 ------------
SEMICONDUCTOR EQUIPMENT (7.4%)
AMTI, Inc.* ..................................   299,300            6,695,341
Brooks Automation, Inc.* .....................   146,300            3,739,428
Exar Corp.* ..................................   503,200            9,923,104
Integrated Circuit Systems, Inc.*.............   560,100           11,308,419
Lam Research Corp.* ..........................   332,500            5,978,350
LTX Corp.* ...................................   239,400            3,418,632
Micrel, Inc.* ................................   328,100            4,718,078
Microchip Technology, Inc.* ..................   302,550            8,298,946
                                                                 ------------
                                                                   54,080,298
                                                                 ------------
SEMICONDUCTORS (2.1%)
Cypress Semiconductor Corp.* .................   483,300            7,336,494
Fairchild Semiconductor
  International, Inc., Class A* ..............   328,101            7,972,836
                                                                 ------------
                                                                   15,309,330
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT (0.5%)
Power-One, Inc.* .............................   571,900            3,557,218
                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY................                    195,326,818
                                                                 ------------
MATERIALS (5.8%)
CHEMICALS (2.1%)
Georgia Gulf Corp. ...........................   310,400            8,206,976
OM Group, Inc. ...............................   111,800            6,931,600
                                                                 ------------
                                                                   15,138,576
                                                                 ------------
CONTAINERS & PACKAGING (1.7%)
Pactiv Corp.* ................................   536,500           12,768,700
                                                                 ------------
PAPER & FOREST PRODUCTS (2.0%)
Boise Cascade Corp. ..........................   188,400            6,505,452
Bowater, Inc. ................................   144,100            7,834,717
                                                                 ------------
                                                                   14,340,169
                                                                 ------------
  TOTAL MATERIALS ............................                     42,247,445
                                                                 ------------

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                                NUMBER          VALUE
                                              OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (3.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.1%)
L-3 Communications Holdings,
  Inc.* ......................                 204,300     $ 11,032,200
Plantronics, Inc.* ...........                 219,500        4,172,694
West Corp.* ..................                 346,300        7,639,378
                                                           ------------
  TOTAL TELECOMMUNICATION
     SERVICES ................                               22,844,272
                                                           ------------
TOTAL COMMON STOCKS (99.1%)
  (Cost $779,533,109).........                              726,815,097
                                                           ------------


================================================================================
                                             PRINCIPAL         VALUE
                                               AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.1%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost 8,330,587) .........      $8,330,587     $  8,330,587
                                                          ------------
TOTAL INVESTMENTS (100.2%)
  (Cost/Amortized Cost
  $787,863,696).......................                      735,145,684
OTHER ASSETS LESS
  LIABILITIES (-0.2%) ................                       (1,393,093)
                                                           ------------
NET ASSETS (100%) ....................                     $733,752,591
                                                           ============

----------
*    Non-income producing

     Glossary:
     ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 481,324,531
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      422,115,022

As of June 30, 2002 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........    $   65,416,884
Aggregate gross unrealized depreciation .........      (118,134,896)
                                                     --------------
Net unrealized depreciation .....................    $  (52,718,012)
                                                     ==============
Federal income tax cost of investments ..........    $  787,863,696
                                                     ==============

For the six months ended June 30, 2002, the Portfolio incurred approximately $10,535 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $70,796,531 which expires in the year 2009.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                NUMBER            VALUE
                                              OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.5%)
INTERNET RETAIL (5.6%)
eBay, Inc.* .............................       224,650       $ 13,842,933
                                                              ------------
MEDIA (4.9%)
Cox Communications, Inc.,
  Class A*(caret) .......................       155,900          4,295,045
Macrovision Corp.* ......................       126,350          1,656,449
Viacom, Inc., Class B* ..................       139,750          6,200,707
                                                              ------------
                                                                12,152,201
                                                              ------------
  TOTAL CONSUMER DISCRETIONARY...........                       25,995,134
                                                              ------------
FINANCIALS (0.9%)
DIVERSIFIED FINANCIALS (0.9%)
The BISYS Group, Inc.* ..................        66,900          2,227,770
                                                              ------------
INDUSTRIALS (16.3%)
COMMERCIAL SERVICES & SUPPLIES
  (16.3%)
Concord EFS, Inc.* ......................       295,750          8,913,905
DST Systems, Inc.* ......................       186,593          8,529,166
First Data Corp. ........................       344,200         12,804,240
Fiserv, Inc.* ...........................       275,650         10,119,112
                                                              ------------
  TOTAL INDUSTRIALS .....................                       40,366,423
                                                              ------------
INFORMATION TECHNOLOGY (62.4%)
APPLICATION SOFTWARE (7.5%)
Business Objects S.A. (ADR)*(caret)......       106,400          2,989,840
Electronic Arts, Inc.* ..................       121,950          8,054,797
Informatica Corp.*(caret) ...............       169,050          1,198,565
Mercury Interactive Corp.* ..............        52,650          1,208,844
PeopleSoft, Inc.* .......................       237,750          3,537,720
THQ, Inc.*(caret) .......................        49,975          1,490,255
                                                              ------------
                                                                18,480,021
                                                              ------------
COMPUTER HARDWARE (5.4%)
Dell Computer Corp.* ....................       515,250         13,468,635
                                                              ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (6.1%)
AU Optronics Corp. (ADR)*(caret) ........        95,850            796,513
Avocent Corp.* ..........................       158,988          2,531,089
Celestica, Inc.* ........................        88,500          2,009,835
DDI Corp.* ..............................        11,500             11,489
Flextronics International Ltd.* .........       408,100          2,909,753
Sanmina-SCI Corp.* ......................       683,450          4,312,569
Solectron Corp.* ........................       399,725          2,458,309
                                                              ------------
                                                                15,029,557
                                                              ------------
INTERNET SOFTWARE & SERVICES (0.4%)
Exult, Inc. *(caret) ....................       139,750            908,375
                                                              ------------
IT CONSULTING & SERVICES (6.0%)
Accenture Ltd., Class A* ................       173,700          3,300,300
Affiliated Computer Services, Inc.,
  Class A* ..............................       170,200          8,081,096
Computer Sciences Corp.* ................        70,400          3,365,120
                                                              ------------
                                                                14,746,516
                                                              ------------
NETWORKING EQUIPMENT (4.6%)
Brocade Communications
  Systems, Inc.* ........................       158,450          2,769,706
Cisco Systems, Inc.* ....................       505,850          7,056,607



================================================================================
                                                NUMBER            VALUE
                                              OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Hewitt Associates, Inc.* ....................    36,100       $    841,130
Juniper Networks, Inc.* .....................   145,750            823,488
                                                              ------------
                                                                11,490,931
                                                              ------------
SEMICONDUCTOR EQUIPMENT (9.4%)
Applied Materials, Inc.* ....................   332,200          6,318,444
KLA-Tencor Corp.* ...........................   111,750          4,915,883
Microchip Technology, Inc.* .................   254,600          6,983,678
Teradyne, Inc.* .............................   213,600          5,019,600
                                                              ------------
                                                                23,237,605
                                                              ------------
SEMICONDUCTORS (12.3%)
Altera Corp.* ...............................   256,200          3,484,320
Fairchild Semiconductor
  International, Inc., Class A* .............   130,600          3,173,580
Intel Corp. .................................   283,300          5,175,891
Maxim Integrated Products, Inc.*.               118,800          4,553,604
Micron Technology, Inc.* ....................   204,250          4,129,935
Texas Instruments, Inc. .....................   252,350          5,980,695
United Microelectronics
  Corp. (ADR)* ..............................   212,850          1,564,447
Xilinx, Inc.* ...............................   106,700          2,393,281
                                                              ------------
                                                                30,455,753
                                                              ------------
SYSTEMS SOFTWARE (7.4%)
Microsoft Corp.* ............................   230,250         12,594,675
Oracle Corp.* ...............................   213,775          2,024,449
VERITAS Software Corp.* .....................   193,000          3,819,470
                                                              ------------
                                                                18,438,594
                                                              ------------
TELECOMMUNICATIONS EQUIPMENT (3.3%)
Motorola, Inc. ..............................   352,950          5,089,539
Nokia OYJ (ADR) .............................   207,650          3,006,772
                                                              ------------
                                                                 8,096,311
                                                              ------------
  TOTAL INFORMATION TECHNOLOGY...............                  154,352,298
                                                              ------------
TELECOMMUNICATION SERVICES (1.1%)
WIRELESS TELECOMMUNICATION
  SERVICES (1.1%)
Sprint Corp. (PCS Group)*(caret) ............   317,200          1,417,884
Vodafone Group plc (ADR)(caret) .............    97,550          1,331,557
                                                              ------------
                                                                 2,749,441
                                                              ------------
TOTAL COMMON STOCKS (91.2%)
  (Cost $313,104,323)........................                  225,691,066
                                                              ------------
                                                NUMBER
                                                  OF
                                               WARRANTS
                                               --------
WARRANTS:
FINANCIALS (3.8%)
BANKS (3.8%)
ABN Amro Bank N.V.*
 (Cost $11,900,022).........................  4,761,000          9,492,091
                                                              ------------

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================

                                            PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.6%)
JPMorgan Dhase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $11,244,263)........    $11,244,263      $11,244,263
                                                           -----------


================================================================================

                                                               VALUE
                                                             (NOTE 1)
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS (99.6%)
     (Cost/Amortized Cost
     $336,248,608)............                            $246,427,420
OTHER ASSETS LESS
  LIABILITIES (0.4%) .........                               1,015,155
                                                          ------------
NET ASSETS (100%) ............                            $247,442,575
                                                          ============

----------

*          Non-income producing.
(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities..........    $ 114,579,569
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      107,064,543

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .............       $   10,604,930
Aggregate gross unrealized depreciation .............         (100,426,118)
                                                            --------------
Net unrealized depreciation .........................       $  (89,821,188)
                                                            ==============
Federal income tax cost of investments ..............       $  336,248,608
                                                            ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $12,471,037 which was secured by collateral of $12,723,090.

For the six months ended June 30, 2002 the Portfolio incurred approximately $14,183 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $72,374,599 of which $5,952,642 expires in the year 2008 and $66,421,957 expires in the 2009.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.1%)
AUTOMOBILES (0.3%)
General Motors Corp. .................    1,350                 $    72,158
                                                                -----------
COMPUTER & ELECTRONICS RETAIL (0.5%)
Best Buy Co., Inc.* ..................    2,698                      97,937
                                                                -----------
GENERAL MERCHANDISE STORES (7.3%)
Costco Wholesale Corp.* ..............    7,769                     300,039
Target Corp. .........................   11,750                     447,675
Wal-Mart Stores, Inc. ................   13,976                     768,820
                                                                -----------
                                                                  1,516,534
                                                                -----------
HOME IMPROVEMENT RETAIL (1.0%)
Home Depot, Inc. .....................    5,619                     206,386
                                                                -----------
HOTELS (1.0%)
Marriot International, Inc., Class A      5,609                     213,422
                                                                -----------
INTERNET RETAIL (0.7%)
eBay, Inc.(caret)* ...................    2,232                     137,536
                                                                -----------
LEISURE FACILITIES (0.3%)
International Game Technology*            1,100                      62,370
                                                                -----------
LEISURE PRODUCTS (0.3%)
Mattel, Inc. .........................    3,343                      70,470
                                                                -----------
MEDIA (4.7%)
AOL Time Warner, Inc.* ...............    3,200                      47,072
Gannett Co., Inc. ....................    2,230                     169,257
Grupo Televisa S.A. (ADR)* ...........    1,350                      50,463
USA Interactive(caret)* ..............    5,408                     126,817
Viacom, Inc., Class B* ...............   13,375                     593,449
                                                                -----------
                                                                    987,058
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY .......                            3,363,871
                                                                -----------
CONSUMER STAPLES (5.9%)
BEVERAGES (1.1%)
Anheuser-Busch Cos., Inc. ............    2,234                     111,700
PepsiCo, Inc. ........................    2,550                     122,910
                                                                -----------
                                                                    234,610
                                                                -----------
DRUG RETAIL (0.5%)
Walgreen Co. .........................    2,656                     102,601
                                                                -----------
FOOD PRODUCTS (2.4%)
General Mills, Inc. ..................      783                      34,515
Philip Morris Cos., Inc. .............   10,672                     466,153
                                                                -----------
                                                                    500,668
                                                                -----------
FOOD RETAIL (0.2%)
Safeway, Inc.* .......................    1,279                      37,334
                                                                -----------
HOUSEHOLD PRODUCTS (1.4%)
Procter & Gamble Co. .................    3,347                     298,887
                                                                -----------
PERSONAL PRODUCTS (0.3%)
Gillette Co. .........................    1,919                      64,997
                                                                -----------
  TOTAL CONSUMER STAPLES .............                            1,239,097
                                                                -----------
ENERGY (7.0%)
INTEGRATED OIL & GAS (5.0%)
ChevronTexaco Corp. ..................    5,565                     492,502
Exxon Mobil Corp. ....................   13,390                     547,919
                                                                -----------
                                                                  1,040,421
                                                                -----------

================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
OIL & GAS DRILLING (0.2%)
Transocean Sedco Forex, Inc. .........    1,650                 $    51,398
                                                                -----------
OIL & GAS EQUIPMENT &
  SERVICES (1.3%)
Schlumberger Ltd. ....................    4,724                     219,666
Weatherford International, Inc.* .....    1,100                      47,520
                                                                -----------
                                                                    267,186
                                                                -----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.5%)
Murphy Oil Corp. .....................    1,131                      93,307
                                                                -----------
  TOTAL ENERGY .......................                            1,452,312
                                                                -----------
FINANCIALS (20.4%)
BANKS (4.6%)
Bank of America Corp. ................    7,811                     549,582
Washington Mutual, Inc. ..............    2,100                      77,931
Wells Fargo & Co. ....................    6,737                     337,254
                                                                -----------
                                                                    964,767
                                                                -----------
DIVERSIFIED FINANCIALS (11.1%)
Citigroup, Inc. ......................   20,056                     777,170
Fannie Mae ...........................    4,480                     330,400
MBNA Corp. ...........................    8,406                     277,986
Morgan Stanley Dean Witter
  & Co. ..............................    5,756                     247,969
SLM Corp. ............................    3,333                     322,968
State Street Corp. ...................    7,766                     347,140
                                                                -----------
                                                                  2,303,633
                                                                -----------
INSURANCE (3.6%)
American International Group,
  Inc. ...............................    5,703                     389,115
Marsh & McLennan Cos., Inc. ..........    3,785                     365,631
                                                                -----------
                                                                    754,746
                                                                -----------
INVESTMENT COMPANIES (1.1%)
Nasdaq 100--Index Tracking
  Stock* .............................    8,953                     233,405
                                                                -----------
  TOTAL FINANCIALS ...................                            4,256,551
                                                                -----------
HEALTH CARE (13.0%)
BIOTECHNOLOGY (0.5%)
Amgen, Inc.* .........................    2,772                     116,092
                                                                -----------
HEALTH CARE EQUIPMENT &
  SERVICES (7.9%)
Cardinal Health, Inc. ................    7,154                     439,327
HCA, Inc.(caret) .....................    8,961                     425,647
Medtronic, Inc. ......................    7,766                     332,773
Quest Diagnostics, Inc.* .............      212                      18,243
United Health Group, Inc. ............    4,687                     429,095
                                                                -----------
                                                                  1,645,085
                                                                -----------
PHARMACEUTICALS (4.6%)
Forest Laboratories, Inc.* ...........    1,100                      77,880
Johnson & Johnson ....................    8,900                     465,114
Pfizer, Inc. .........................   11,839                     414,365
                                                                -----------
                                                                    957,359
                                                                -----------
  TOTAL HEALTH CARE ..................                            2,718,536
                                                                -----------

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
INDUSTRIALS (12.9%)
AEROSPACE & DEFENSE (0.6%)
Lockheed Martin Corp. .................      650                $    45,175
United Technologies Corp. .............    1,131                     76,795
                                                                -----------
                                                                    121,970
                                                                -----------
AIR FREIGHT & COURIERS (0.2%)
United Parcel Service, Inc.,
  Class B .............................      800                     49,400
                                                                -----------
AIRLINES (1.6%)
Southwest Airlines Co. ................   20,611                    333,074
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
Automatic Data Processing, Inc. .......    5,625                    244,969
Cendant Corp.* ........................    4,500                     71,460
Concord EFS, Inc.* ....................    1,750                     52,745
Fiserv, Inc.* .........................    1,450                     53,229
Robert Half International, Inc.* ......    3,389                     78,964
Waste Management, Inc. ................    3,542                     92,269
                                                                -----------
                                                                    593,636
                                                                -----------
INDUSTRIAL CONGLOMERATES (4.8%)
3M Co. ................................    4,463                    548,949
General Electric Co. ..................   15,628                    453,993
                                                                -----------
                                                                  1,002,942
                                                                -----------
MACHINERY (2.4%)
Caterpillar, Inc. .....................    5,617                    274,952
Illinois Tool Works, Inc. .............    3,345                    228,464
                                                                -----------
                                                                    503,416
                                                                -----------
RAILROADS (0.5%)
Union Pacific Corp. ...................    1,550                     98,084
                                                                -----------
  TOTAL INDUSTRIALS ...................                           2,702,522
                                                                -----------
INFORMATION TECHNOLOGY (12.6%)
COMPUTER HARDWARE (1.9%)
Dell Computer Corp.* ..................    5,350                    139,849
International Business Machines
  Corp. ...............................    3,438                    247,536
                                                                -----------
                                                                    387,385
                                                                -----------
IT CONSULTING & SERVICES (0.5%)
Accenture Ltd., Class A* ..............    2,800                     53,200
Sungard Data Systems, Inc.* ...........    1,913                     50,656
                                                                -----------
                                                                    103,856
                                                                -----------
NETWORKING EQUIPMENT (1.2%)
Brocade Communications
  Systems, Inc.* ......................    1,100                     19,228
Cisco Systems, Inc.* ..................   16,712                    233,133
                                                                -----------
                                                                    252,361
                                                                -----------
SEMICONDUCTOR EQUIPMENT (1.0%)
Applied Materials, Inc.* ..............   11,196                    212,948
                                                                -----------
SEMICONDUCTORS (4.0%)
Intel Corp. ...........................   13,603                    248,527
Maxim Integrated Products, Inc.*           5,930                    227,297
Texas Instruments, Inc. ...............   15,176                    359,671
                                                                -----------
                                                                    835,495
                                                                -----------


================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE (3.4%)
Microsoft Corp.* ......................  13,176                 $   720,727
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT (0.6%)
Motorola, Inc. ........................   5,550                      80,031
Nokia OYJ (ADR) .......................   3,283                      47,538
                                                                -----------
                                                                    127,569
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY ........                           2,640,341
                                                                -----------
MATERIALS (2.6%)
CHEMICALS (1.2%)
Air Products & Chemicals, Inc. ........   2,803                     141,468
Du Pont (E.I.) de Nemours & Co. .......   2,250                      99,900
                                                                -----------
                                                                    241,368
                                                                -----------
METALS & MINING (1.1%)
Alcoa, Inc. ...........................   5,015                     166,247
Nucor Corp. ...........................     900                      58,536
                                                                -----------
                                                                    224,783
                                                                -----------
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co. ...............   1,671                      72,822
                                                                -----------
  TOTAL MATERIALS .....................                             538,973
                                                                -----------
TELECOMMUNICATION SERVICES (1.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.1%)
Verizon Communications, Inc. ..........   5,735                     230,260
                                                                -----------
UTILITIES (2.0%)
ELECTRIC UTILITIES (2.0%)
Dominion Resources, Inc. ..............   6,262                     414,544
                                                                -----------
TOTAL COMMON STOCKS (93.6%)
  (Cost $21,685,698) ..................                          19,557,007
                                                                -----------
PREFERRED STOCKS:
UTILITIES (0.5%)
ELECTRIC UTILITIES (0.5%)
TXU Corp.,
      8.75
 (Cost $111,744) ......................   2,100                     113,841
                                                                -----------


                                      PRINCIPAL
                                       AMOUNT
                                     ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.5%)
JPMorgan Chase Nassau
  1.31%, 7/1/02
  (Amortized Cost $98,637) .........   $ 98,637                      98,637
                                                                     ------
TOTAL INVESTMENTS (94.6%)
 (Cost/Amortized Cost
  $21,896,079) .....................                             19,769,485
OTHER ASSETS LESS
  LIABILITIES (5.4%) ...............                              1,133,314
                                                                 ----------
NET ASSETS (100%) ..................                           $ 20,902,799
                                                               ============

---------------------
*          Non-income producing.
(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================

Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $ 8,989,024
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     4,497,747

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.........         $     485,378
Aggregate gross unrealized depreciation.........            (2,611,972)
                                                         -------------
Net unrealized depreciation .....................        $  (2,126,594)
                                                         =============
Federal income tax cost of investments ..........        $  21,896,079
                                                         =============


At June 30, 2002, the Portfolio had loaned securities with a total value $324,064 which was secured by collateral of $326,350.

The Portfolio has a net capital loss carryforward of $1,369,944 of which $22,903 expires in the year 2008 and $1,347,041 expires in the year 2009.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                   NUMBER            VALUE
                                                 OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (23.0%)
APPAREL RETAIL (2.5%)
Chico's FAS, Inc.*(caret) ....................     4,285          $   155,631
TJX Cos., Inc. ...............................     9,510              186,491
Too, Inc.*(caret) ............................       800               24,640
                                                                  -----------
                                                                      366,762
                                                                  -----------
AUTO COMPONENTS (0.6%)
Advance Auto Parts, Inc.* ....................       700               38,157
AutoZone, Inc.* ..............................       700               54,110
                                                                  -----------
                                                                       92,267
                                                                  -----------
CASINOS & GAMING (0.6%)
Park Place Entertainment Corp.*...............     7,900               80,975
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL (2.9%)
Alliance Data Systems Corp.* .................     5,340              136,437
Best Buy Co., Inc.* ..........................     4,970              180,411
GameStop Corp.* ..............................     4,860              102,011
                                                                  -----------
                                                                      418,859
                                                                  -----------
DEPARTMENT STORES (1.2%)
Kohl's Corp.* ................................     2,410              168,893
                                                                  -----------
GENERAL MERCHANDISE STORES (3.3%)
BJ's Wholesale Club, Inc.* ...................     4,690              180,565
Dollar Tree Stores, Inc.*(caret) .............     3,270              128,871
Family Dollar Stores, Inc. ...................     4,940              174,135
                                                                  -----------
                                                                      483,571
                                                                  -----------
HOTELS (0.6%)
Hilton Hotels Corp. ..........................     5,900               82,010
                                                                  -----------
HOUSEHOLD DURABLES (0.3%)
Black & Decker Corp. .........................       900               43,380
                                                                  -----------
MEDIA (5.0%)
Interpublic Group Cos., Inc. .................     7,040              174,311
Lin TV Corp., Class A* .......................     2,860               77,334
Univision Communications, Inc.,
  Class A*(caret) ............................     5,140              161,396
USA Interactive* .............................     6,120              143,514
Westwood One, Inc.* ..........................     5,245              175,288
                                                                  -----------
                                                                      731,843
                                                                  -----------
RESTAURANTS (4.0%)
Krispy Kreme Doughnuts, Inc.*(caret)..........     5,580              179,620
Starbucks Corp.* .............................    10,610              263,658
Wendy's International, Inc. ..................     3,520              140,202
                                                                  -----------
                                                                      583,480
                                                                  -----------
SPECIALTY STORES (2.0%)
Bed Bath & Beyond, Inc.* .....................     5,300              200,022
Talbots, Inc.(caret) .........................     2,735               95,725
                                                                  -----------
                                                                      295,747
                                                                  -----------
 TOTAL CONSUMER DISCRETIONARY.................                      3,347,787
                                                                  -----------
ENERGY (6.6%)
OIL & GAS DRILLING (1.7%)
Nabors Industries, Ltd.* .....................     2,176               76,805
Noble Corp.* .................................       630               24,318
Transocean Sedco Forex, Inc. .................     4,860              151,389
                                                                  -----------
                                                                      252,512
                                                                  -----------

================================================================================
                                                   NUMBER            VALUE
                                                 OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES (2.6%)
BJ Services Co.* .............................    5,175           $   175,329
Varco International, Inc.* ...................    5,000                87,700
Weatherford International,
  Inc.*(caret) ...............................    2,560               110,592
                                                                  -----------
                                                                      373,621
                                                                  -----------
OIL & GAS EXPLORATION &
  PRODUCTION (2.3%)
Apache Corp. .................................    1,550                89,094
Grant Prideco, Inc.* .........................    6,680                90,848
Ocean Energy, Inc. ...........................    7,345               159,166
                                                                  -----------
                                                                      339,108
                                                                  -----------
 TOTAL ENERGY ................................                        965,241
                                                                  -----------
FINANCIALS (7.6%)
BANKS (2.8%)
Astoria Financial Corp. ......................      800                25,640
Greater Bay Bancorp ..........................    2,900                89,204
New York Community Bancorp,
  Inc. .......................................    1,990                53,929
North Fork Bancorporation, Inc................    2,585               102,909
TCF Financial Corp. ..........................    2,690               132,079
                                                                  -----------
                                                                      403,761
                                                                  -----------
DIVERSIFIED FINANCIALS (3.4%)
Golden State Bancorp, Inc. ...................    1,400                50,750
Greenpoint Financial Corp. ...................      600                29,460
SLM Corp. ....................................    1,900               184,110
The BISYS Group, Inc.* .......................    7,020               233,766
                                                                  -----------
                                                                      498,086
                                                                  -----------
INSURANCE (1.4%)
Everest Re Group Ltd. ........................    1,130                63,223
Willis Group Holdings Ltd.* ..................    2,180                71,744
XL Capital Ltd., Class A .....................      800                67,760
                                                                  -----------
                                                                      202,727
                                                                  -----------
 TOTAL FINANCIALS ............................                      1,104,574
                                                                  -----------
HEALTH CARE (21.4%)
BIOTECHNOLOGY (5.1%)
Charles River Laboratories
  International, Inc.*(caret) ................    4,560               159,828
Enzon, Inc.*(caret) ..........................    3,235                79,614
Genzyme Corp.--General
  Division* ..................................    1,900                36,556
IDEC Pharmaceuticals Corp.* ..................    4,700               166,615
Immunex Corp.* ...............................    2,500                55,850
Invitrogen Corp.* ............................    2,035                65,140
MedImmune, Inc.* .............................    6,900               182,160
                                                                  -----------
                                                                      745,763
                                                                  -----------
HEALTH CARE EQUIPMENT &
  SERVICES (11.5%)
AdvancePCS* ..................................    2,200                52,668
Alcon, Inc.* .................................    2,325                79,631
Anthem, Inc.*(caret) .........................    1,105                74,565
Biomet, Inc. .................................    4,785               129,769
Caremark Rx, Inc.*(caret) ....................    7,750               127,875
Community Health Systems,
  Inc.*(caret) ...............................    4,605               123,414

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================

                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Covance, Inc.*(caret) ...............     4,100                $    76,875
Express Scripts, Inc., Class A* .....       800                     40,088
Guidant Corp.* ......................     3,580                    108,224
Laboratory Corp. of America
  Holdings* .........................     1,895                     86,507
LifePoint Hospitals, Inc.*(caret) ...     4,110                    149,234
Quest Diagnostics, Inc.*(caret) .....     1,980                    170,379
St. Jude Medical, Inc.* .............     3,620                    267,337
Stryker Corp.(caret) ................     3,530                    188,890
                                                               -----------
                                                                 1,675,456
                                                               -----------
PHARMACEUTICALS (4.8%)
Allergan, Inc. ......................     2,025                    135,169
Biogen, Inc.* .......................     1,950                     80,788
Forest Laboratories, Inc.* ..........     2,725                    192,930
Gilead Sciences, Inc.* ..............     6,170                    202,870
King Pharmaceuticals, Inc.* .........     4,125                     91,781
                                                               -----------
                                                                   703,538
                                                               -----------
 TOTAL HEALTH CARE ..................                            3,124,757
                                                               -----------
INDUSTRIALS (7.9%)
AIR FREIGHT & COURIERS (0.8%)
C.H. Robinson Worldwide, Inc. .......     3,620                    121,379
                                                               -----------
AIRLINES (0.6%)
ExpressJet Holdings, Inc.* ..........     1,100                     14,355
Northwest Airlines Corp.* ...........     5,600                     67,536
                                                               -----------
                                                                    81,891
                                                               -----------
COMMERCIAL SERVICES & SUPPLIES
  (6.2%)
Apollo Group, Inc., Class A* ........     2,690                    106,040
Concord EFS, Inc.* ..................     2,035                     61,335
DST Systems, Inc.* ..................     2,295                    104,904
Expeditors International of
  Washington, Inc. ..................     2,640                     87,542
Fiserv, Inc.* .......................     7,755                    284,686
IMS Health, Inc. ....................     3,010                     54,030
Paychex, Inc. .......................     4,075                    127,507
Sabre Holdings Corp.* ...............     2,100                     75,180
                                                               -----------
                                                                   901,224
                                                               -----------
TRUCKING (0.3%)
Hunt (J.B.) Transport Services,
  Inc.* .............................     1,700                     50,184
                                                               -----------
 TOTAL INDUSTRIALS ..................                            1,154,678
                                                               -----------
INFORMATION TECHNOLOGY (25.0%)
APPLICATION SOFTWARE (4.3%)
Electronic Arts, Inc.*(caret) .......     3,330                    219,947
Intuit, Inc.* .......................     3,645                    181,229
Manugistics Group, Inc.* ............     8,100                     49,491
Mercury Interactive Corp.* ..........     1,730                     39,721
PeopleSoft, Inc.* ...................     3,200                     47,616
Rational Software Corp.* ............     4,400                     36,124
Symantec Corp.* .....................     1,845                     60,608
                                                               -----------
                                                                   634,736
                                                               -----------
COMPUTER STORAGE & PERIPHERALS (2.1%)
Lexmark International, Inc.* ........     3,175                    172,720
Network Appliance, Inc.*(caret) .....    10,470                    130,247
                                                               -----------
                                                                   302,967
                                                               -----------

================================================================================
                                         NUMBER                    VALUE
                                       OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.4%)
Waters Corp.* .......................    2,300                 $    61,410
                                                               -----------
INTERNET SOFTWARE & SERVICES
  (0.0%)
Plumtree Software, Inc.* ............    1,050                       5,229
                                                               -----------
IT CONSULTING & SERVICES (4.3%)
Accenture Ltd., Class A* ............    5,920                     112,480
Affiliated Computer Services,
  Inc., Class A* ....................    2,700                     128,196
Corporate Executive Board Co.*.......    2,265                      77,576
Sungard Data Systems, Inc.* .........   11,500                     304,520
                                                               -----------
                                                                   622,772
                                                               -----------
NETWORKING EQUIPMENT (1.2%)
Adaptec, Inc.* ......................    3,270                      25,800
Brocade Communications
  Systems, Inc.* ....................    8,425                     147,269
                                                               -----------
                                                                   173,069
                                                               -----------
SEMICONDUCTOR EQUIPMENT (7.0%)
Applied Materials, Inc.* ............    3,600                      68,472
Emulex Corp.*(caret) ................    5,375                     120,991
KLA-Tencor Corp.* ...................    4,090                     179,919
Lam Research Corp.* .................    5,235                      94,125
LTX Corp.* ..........................    5,090                      72,685
Microchip Technology, Inc.* .........   10,950                     300,359
Novellus Systems, Inc.* .............    2,735                      92,990
Teradyne, Inc.* .....................    4,200                      98,700
                                                               -----------
                                                                 1,028,241
                                                               -----------
SEMICONDUCTORS (3.7%)
Altera Corp.* .......................    7,020                      95,472
Broadcom Corp., Class A* ............    3,300                      57,882
Fairchild Semiconductor
  International, Inc., Class A* .....    4,500                     109,350
Maxim Integrated Products,
  Inc.* .............................    3,455                     132,430
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* ............................    3,025                      39,325
Xilinx, Inc.* .......................    4,525                     101,496
                                                               -----------
                                                                   535,955
                                                               -----------
SYSTEMS SOFTWARE (2.0%)
Adobe Systems, Inc. .................    6,440                     183,540
BMC Software, Inc.* .................    3,830                      63,578
VERITAS Software Corp.* .............    1,955                      38,690
                                                               -----------
                                                                   285,808
                                                               -----------
 TOTAL INFORMATION TECHNOLOGY........                            3,650,187
                                                               -----------
TOTAL COMMON STOCKS (91.5%)
  (Cost $15,038,403).................                           13,347,224
                                                               -----------

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                       PRINCIPAL        VALUE
                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.5%)
JPMorgan Chase Nassau,
 1.31%, 7/1/02
  (Amortized Cost $65,754).........     $65,754      $    65,754
                                                     -----------
TOTAL INVESTMENTS (92.0%)
  (Cost/Amortized Cost
  $15,104,157).....................                   13,412,978



================================================================================
                                       PRINCIPAL        VALUE
                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES
  (8.0%) ....................                        $ 1,173,763
                                                     -----------
NET ASSETS (100%) ...........                        $14,586,741
                                                     ===========

----------
*          Non-income producing.
(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ...    $18,778,050
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...     19,630,555

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $    445,359
Aggregate gross unrealized depreciation .........      (2,136,538)
                                                     ------------
Net unrealized depreciation .....................    $ (1,691,179)
                                                     ============
Federal income tax cost of investments ..........    $ 15,104,157
                                                     ============

At June 30, 2002, the Portfolio had loaned securities with a total value $2,213,348 which was secured by collateral of $2,245,000.

The portfolio has a net capital loss carryforward of $10,121,042 of which $79,526 expires in the year 2008 and $10,041,516 expires in the year 2009.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                VALUE
                                         OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
APPAREL RETAIL (0.3%)
Ross Stores, Inc. .................        71,000          $    2,893,250
TJX Cos., Inc. ....................       134,000               2,627,740
                                                           --------------
                                                                5,520,990
                                                           --------------
AUTO COMPONENTS (0.4%)
AutoZone, Inc.* ...................        60,000               4,638,000
Delphi Automotive Systems
  Corp. ...........................       295,000               3,894,000
Lear Corp.* .......................        20,000                 925,000
                                                           --------------
                                                                9,457,000
                                                           --------------
AUTOMOBILES (0.6%)
DaimlerChrysler AG (ADR) ..........        92,100               4,441,983
Ford Motor Co. ....................       134,100               2,145,600
General Motors Corp. ..............        57,800               3,089,410
Harley-Davidson, Inc. .............        82,900               4,250,283
                                                           --------------
                                                               13,927,276
                                                           --------------
CASINOS & GAMING (0.5%)
Harrah's Entertainment, Inc.* .....       136,000               6,031,600
MGM Mirage, Inc.* .................       164,000               5,535,000
                                                           --------------
                                                               11,566,600
                                                           --------------
COMPUTER & ELECTRONICS RETAIL (0.4%)
Best Buy Co., Inc.* ...............        70,000               2,541,000
RadioShack Corp. ..................       182,300               5,479,938
                                                           --------------
                                                                8,020,938
                                                           --------------
DEPARTMENT STORES (0.6%)
Kohl's Corp.* .....................       156,800              10,988,544
Nordstrom, Inc. ...................        38,000                 860,700
                                                           --------------
                                                               11,849,244
                                                           --------------
GENERAL MERCHANDISE STORES (1.3%)
Costco Wholesale Corp.* ...........        86,600               3,344,492
Dollar Tree Stores, Inc.* .........       108,000               4,256,280
Wal-Mart Stores, Inc. .............       374,205              20,585,017
                                                           --------------
                                                               28,185,789
                                                           --------------
HOME IMPROVEMENT RETAIL (1.1%)
Home Depot, Inc. ..................       282,600              10,379,898
Lowe's Cos., Inc. .................       299,600              13,601,840
                                                           --------------
                                                               23,981,738
                                                           --------------
HOTELS (0.3%)
Carnival Corp. ....................        79,800               2,209,662
Marriot International, Inc.,
  Class A .........................       106,100               4,037,105
Starwood Hotels & Resorts
  Worldwide, Inc. .................        30,500               1,003,145
                                                           --------------
                                                                7,249,912
                                                           --------------
HOUSEHOLD DURABLES (0.9%)
Fortune Brands, Inc. ..............       121,000               6,776,000
Maytag Corp. ......................       134,000               5,715,100
Newell Rubbermaid, Inc. ...........       190,000               6,661,400
Sony Corp. (ADR)(caret) ...........        16,900                 897,390
                                                           --------------
                                                               20,049,890
                                                           --------------
INTERNET RETAIL (0.2%)
eBay, Inc.* .......................        84,300               5,194,566
                                                           --------------

================================================================================
                                           NUMBER                VALUE
                                         OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
MEDIA (3.2%)
AOL Time Warner, Inc.* ............       276,500          $    4,067,315
Cablevision New York Group,
  Class A* ........................        82,900                 784,234
Cablevision Systems Corp. -
  Rainbow Media Group,
  Class A*(caret) .................        84,500                 739,375
Charter Communications, Inc.,
  Class A*(caret) .................        49,000                 199,920
Cox Communications, Inc.,
  Class A* ........................        64,400               1,774,220
Entercom Communications
  Corp.*(caret) ...................        13,400                 615,060
Fox Entertainment Group, Inc.,
  Class A* ........................       214,900               4,674,075
Gannett Co., Inc. .................        45,400               3,445,860
Knight Ridder, Inc. ...............        51,200               3,223,040
Liberty Media Corp., Class A* .....     1,231,510              12,315,100
New York Times Co., Class A .......        90,300               4,650,450
Radio One, Inc., Class D*(caret) ..        10,600                 157,622
TMP Worldwide, Inc.*(caret) .......        90,300               1,941,450
Tribune Co. .......................       118,000               5,133,000
Univision Communications, Inc.,
  Class A* ........................       121,700               3,821,380
USA Interactive*(caret) ...........       195,300               4,579,785
Viacom, Inc., Class A*(caret) .....        33,000               1,467,180
Viacom, Inc., Class B* ............       304,940              13,530,188
Walt Disney Co. ...................       175,700               3,320,730
                                                           --------------
                                                               70,439,984
                                                           --------------
RESTAURANTS (0.7%)
McDonald's Corp. ..................       249,400               7,095,430
Starbucks Corp.* ..................        99,400               2,470,090
Yum! Brands, Inc.* ................       196,000               5,733,000
                                                           --------------
                                                               15,298,520
                                                           --------------
SPECIALTY STORES (1.1%)
Bed Bath & Beyond, Inc.* ..........       152,900               5,770,446
Office Depot, Inc.* ...............       220,000               3,696,000
Staples, Inc.* ....................        59,000               1,162,300
Tiffany & Co. .....................       147,300               5,184,960
Toys-R-Us, Inc.* ..................       168,000               2,934,960
Williams-Sonoma, Inc.*(caret) .....       139,000               4,261,740
                                                           --------------
                                                               23,010,406
                                                           --------------
TEXTILES & APPAREL (0.3%)
Jones Apparel Group, Inc.* ........       109,000               4,087,500
Liz Claiborne, Inc. ...............        61,000               1,939,800
                                                           --------------
                                                                6,027,300
                                                           --------------
  TOTAL CONSUMER DISCRETIONARY.....                           259,780,153
                                                           --------------
CONSUMER STAPLES (3.7%)
BEVERAGES (1.0%)
Anheuser-Busch Cos., Inc. .........       190,500               9,525,000
Coca-Cola Co. .....................        50,300               2,816,800
PepsiCo, Inc. .....................       212,860              10,259,852
                                                           --------------
                                                               22,601,652
                                                           --------------
FOOD PRODUCTS (1.2%)
Campbell Soup Co. .................       123,900               3,427,074
General Mills, Inc. ...............        31,100               1,370,888
H.J. Heinz Co. ....................        63,520               2,610,672

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Kellogg Co. .........................    19,800             $      710,028
Kraft Foods, Inc., Class A ..........    27,600                  1,130,220
Philip Morris Cos., Inc. ............   251,200                  10,972,416
Sara Lee Corp. ......................   221,600                   4,573,824
                                                             --------------
                                                                 24,795,122
                                                             --------------
HOUSEHOLD PRODUCTS (1.0%)
Clorox Co. ..........................    91,400                   3,779,390
Procter & Gamble Co. ................   209,200                  18,681,560
                                                             --------------
                                                                 22,460,950
                                                             --------------
PERSONAL PRODUCTS (0.5%)
Estee Lauder Cos., Inc.,
  Class A(caret) ....................    31,400                   1,105,280
Gillette Co. ........................   292,900                   9,920,523
                                                             --------------
                                                                 11,025,803
                                                             --------------
  TOTAL CONSUMER STAPLES ............                            80,883,527
                                                             --------------
ENERGY (3.5%)
INTEGRATED OIL & GAS (1.2%)
Exxon Mobil Corp. ...................   354,300                  14,497,956
Occidental Petroleum Corp. ..........   207,000                   6,207,930
Royal Dutch Petroleum Co.
  (ADR) .............................    82,900                   4,581,883
Shell Transport & Trading Co.
  plc (ADR) .........................    24,300                   1,093,743
                                                             --------------
                                                                 26,381,512
                                                             --------------
OIL & GAS DRILLING (0.8%)
Diamond Offshore Drilling, Inc.......   178,200                   5,078,700
Ensco International, Inc. ...........   164,800                   4,492,448
GlobalSantaFe Corp. (Berlin
  Exchange) .........................   156,000                   4,266,600
Rowan Cos., Inc. ....................   181,200                   3,886,740
Transocean Sedco Forex, Inc. ........    29,500                     918,925
                                                             --------------
                                                                 18,643,413
                                                             --------------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
Baker Hughes, Inc. ..................   111,490                   3,711,502
BJ Services Co.* ....................    28,500                     965,580
El Paso Corp. .......................    54,300                   1,119,123
Schlumberger Ltd. ...................   151,600                   7,049,400
Weatherford International, Inc.*.....    47,500                   2,052,000
                                                             --------------
                                                                 14,897,605
                                                             --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.8%)
Grant Prideco, Inc.* ................   422,200                   5,741,920
Unocal Corp. ........................   297,900                  11,004,426
                                                             --------------
                                                                 16,746,346
                                                             --------------
  TOTAL ENERGY ......................                            76,668,876
                                                             --------------
FINANCIALS (10.0%)
BANKS (2.7%)
Bank of America Corp. ...............    76,600                   5,389,576
Bank One Corp. ......................   385,100                  14,818,648
FleetBoston Financial Corp. .........    93,100                   3,011,785
Hudson City Bancorp, Inc. ...........   159,000                   3,164,100
Mellon Financial Corp. ..............   111,200                   3,495,016
North Fork Bancorporation, Inc. .....   153,000                   6,090,930
PNC Financial Services
  Group, Inc. .......................    58,400                   3,053,152


================================================================================
                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
PT Bank Dagang Nasional
  Indonesia Tbk* ....................   136,000              $           --
Wachovia Corp. ......................   207,400                   7,918,532
Washington Mutual, Inc. .............   231,200                   8,579,832
Wells Fargo & Co. ...................    48,700                   2,437,922
                                                             --------------
                                                                 57,959,493
                                                             --------------
DIVERSIFIED FINANCIALS (4.6%)
American Express Co. ................   137,500                   4,994,000
AmeriCredit Corp.*(caret) ...........    46,700                   1,309,935
Capital One Financial Corp. .........    30,000                   1,831,500
Citigroup, Inc. .....................   459,408                  17,802,060
Fannie Mae ..........................   139,500                  10,288,125
Freddie Mac .........................   116,000                   7,099,200
Goldman Sachs Group, Inc. ...........   104,700                   7,679,745
Greenpoint Financial Corp. ..........   127,000                   6,235,700
Household International, Inc. .......    47,525                   2,361,993
JP Morgan Chase & Co. ...............   327,800                  11,118,976
MBNA Corp. ..........................   310,400                  10,264,928
Merrill Lynch & Co., Inc. ...........   109,200                   4,422,600
Morgan Stanley Dean Witter
  & Co. .............................   112,400                   4,842,192
Peregrine Investment
  Holdings*(caret) ..................   524,000                           -
SLM Corp. ...........................   103,100                   9,990,390
                                                             --------------
                                                                100,241,344
                                                             --------------
INSURANCE (2.6%)
AFLAC, Inc. .........................    86,000                   2,752,000
Allstate Corp. ......................   111,854                   4,136,361
American International
  Group, Inc. .......................   260,150                  17,750,034
Berkshire Hathaway, Inc.,
  Class A* ..........................        87                   5,811,600
Cincinnati Financial Corp. ..........    30,600                   1,423,818
Hartford Financial Services
  Group, Inc. .......................   144,900                   8,617,203
PMI Group, Inc. .....................    32,000                   1,222,400
Principal Financial Group* ..........    16,200                     502,200
Progressive Corp. ...................   115,000                   6,652,750
XL Capital Ltd., Class A ............    86,100                   7,292,670
                                                             --------------
                                                                 56,161,036
                                                             --------------
INVESTMENT COMPANIES (0.1%)
Stilwell Financial, Inc. ............   157,600                   2,868,320
                                                             --------------
  TOTAL FINANCIALS ..................                           217,230,193
                                                             --------------
HEALTH CARE (6.4%)
BIOTECHNOLOGY (0.8%)
Amgen, Inc.* ........................   107,400                   4,497,912
Genentech, Inc.* ....................   123,350                   4,132,225
MedImmune, Inc.* ....................    57,400                   1,515,360
Wyeth ...............................   130,220                   6,667,264
                                                             --------------
                                                                 16,812,761
                                                             --------------
HEALTH CARE EQUIPMENT &
  SERVICES (2.2%)
AmerisourceBergen Corp. .............    29,500                   2,242,000
Applied Biosystems Group -
  Applera Corp. .....................   206,900                   4,032,481
Baxter International, Inc. ..........    91,400                   4,062,730
Becton, Dickinson & Co. .............   188,300                   6,486,935

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                     VALUE
                                          OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
Boston Scientific Corp.* ...............   138,300              $    4,054,956
Guidant Corp.* .........................   130,363                   3,940,873
HCA, Inc. ..............................    45,300                   2,151,750
Health Net, Inc.* ......................   100,000                   2,677,000
Laboratory Corp. of America
  Holdings* ............................     8,000                     365,200
Lincare Holdings, Inc.* ................    29,300                     946,390
Medtronic, Inc. ........................    58,890                   2,523,437
Oxford Health Plans, Inc.* .............   106,500                   4,947,990
Quest Diagnostics, Inc.* ...............     6,100                     524,905
Varian Medical Systems, Inc.* ..........    86,000                   3,487,300
Wellpoint Health Networks, Inc.* .......    79,000                   6,146,990
                                                                --------------
                                                                    48,590,937
                                                                --------------
PHARMACEUTICALS (3.4%)
Abbott Laboratories ....................   117,700                   4,431,405
Allergan, Inc. .........................    75,500                   5,039,625
AstraZeneca Group plc (ADR)(caret)......   242,500                   9,942,500
Bristol-Myers Squibb Co. ...............   108,300                   2,783,310
Eli Lilly & Co. ........................    26,100                   1,472,040
Forest Laboratories, Inc.* .............    70,700                   5,005,560
Johnson & Johnson ......................   334,400                  17,475,744
Merck & Co., Inc. ......................    75,000                   3,798,000
Pfizer, Inc. ...........................   511,875                  17,915,625
Pharmacia Corp. ........................    93,900                   3,516,555
Schering-Plough Corp. ..................   133,500                   3,284,100
                                                                --------------
                                                                    74,664,464
                                                                --------------
  TOTAL HEALTH CARE ....................                           140,068,162
                                                                --------------
INDUSTRIALS (4.2%)
AEROSPACE & DEFENSE (0.8%)
Boeing Co. .............................    34,900                   1,570,500
Honeywell International, Inc. ..........   134,900                   4,752,527
Lockheed Martin Corp. ..................    44,800                   3,113,600
Northrop Grumman Corp. .................    36,100                   4,512,500
United Technologies Corp. ..............    66,100                   4,488,190
                                                                --------------
                                                                    18,437,317
                                                                --------------
BUILDING PRODUCTS (0.1%)
American Standard Cos., Inc.* ..........    21,000                   1,577,100
                                                                --------------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
Arbitron, Inc.* ........................    22,600                     705,120
CheckFree Corp.*(caret) ................    88,000                   1,376,320
Concord EFS, Inc.* .....................    28,000                     843,920
Equifax, Inc. ..........................   216,000                   5,832,000
First Data Corp. .......................   196,000                   7,291,200
Robert Half International, Inc.*........    62,200                   1,449,260
Sabre Holdings Corp.* ..................    29,700                   1,063,260
                                                                --------------
                                                                    18,561,080
                                                                --------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp. ............................    84,700                   3,299,065
                                                                --------------
ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric Co. ...................    37,900                   2,028,029
National Semiconductor Corp.* ..........    76,200                   2,222,754
Thomas & Betts Corp. ...................   215,700                   4,012,020
                                                                --------------
                                                                     8,262,803
                                                                --------------
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co. .................................    45,900                   5,645,700
General Electric Co. ...................   201,100                   5,841,955



================================================================================
                                           NUMBER                     VALUE
                                          OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
Textron, Inc. ..........................   103,700              $    4,863,530
Tyco International Ltd. ................   120,900                   1,633,359
Vivendi Universal S.A. (ADR) ...........   152,300                   3,274,450
                                                                --------------
                                                                    21,258,994
                                                                --------------
MACHINERY (0.7%)
Caterpillar, Inc. ......................    54,000                   2,643,300
Deere & Co. ............................   105,800                   5,067,820
Dover Corp. ............................    43,000                   1,505,000
Eaton Corp. ............................    19,400                   1,411,350
Illinois Tool Works, Inc. ..............    30,700                   2,096,810
Ingersoll-Rand Co., Class A ............    24,300                   1,109,538
Navistar International Corp. ...........    36,100                   1,155,200
                                                                --------------
                                                                    14,989,018
                                                                --------------
RAILROADS (0.1%)
Union Pacific Corp. ....................    18,400                   1,164,352
                                                                --------------
TRADING COMPANIES &
  DISTRIBUTORS (0.2%)
Grainger (W.W.), Inc. ..................    90,000                   4,509,000
                                                                --------------
  TOTAL INDUSTRIALS ....................                            92,058,729
                                                                --------------
INFORMATION TECHNOLOGY (8.6%)
APPLICATION SOFTWARE (0.7%)
Borland Software Corp.* ................   241,800                   2,490,540
Cadence Design Systems, Inc.* ..........   338,300                   5,453,396
Electronic Arts, Inc.* .................    64,000                   4,227,200
Macromedia, Inc.* ......................    37,500                     332,625
Symantec Corp.* ........................    72,000                   2,365,200
Synopsys, Inc.* ........................    12,000                     657,720
                                                                --------------
                                                                    15,526,681
                                                                --------------
COMPUTER HARDWARE (1.2%)
Dell Computer Corp.* ...................   448,500                  11,723,790
Hewlett-Packard Co. ....................   612,652                   9,361,323
International Business Machines
  Corp. ................................    59,580                   4,289,760
                                                                --------------
                                                                    25,374,873
                                                                --------------
COMPUTER STORAGE & PERIPHERALS (0.1%)
EMC Corp.* .............................   183,000                   1,381,650
                                                                --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.7%)
Ace Ltd. ...............................    93,100                   2,941,960
Agere Systems, Inc., Class B* ..........   249,773                     374,659
Agilent Technologies, Inc.* ............   229,876                   5,436,567
Koninklijke Royal Philips
  Electronics N.V. (ADR) ...............   190,836                   5,267,074
Symbol Technologies, Inc. ..............   284,200                   2,415,700
                                                                --------------
                                                                    16,435,960
                                                                --------------
INTERNET SOFTWARE & SERVICES (0.1%)
Polycom, Inc.* .........................    38,700                     464,013
VeriSign, Inc.*(caret) .................   145,200                   1,043,988
Yahoo!, Inc.* ..........................    36,500                     538,740
                                                                --------------
                                                                     2,046,741
                                                                --------------
IT CONSULTING & SERVICES (0.2%)
Computer Sciences Corp.* ...............    13,000                     621,400
Unisys Corp.* ..........................   466,100                   4,194,900
                                                                --------------
                                                                     4,816,300
                                                                --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
NETWORKING EQUIPMENT (1.1%)
3Com Corp.* ..........................   1,092,100            $    4,805,240
Cisco Systems, Inc.* .................   1,389,640                19,385,478
                                                              --------------
                                                                  24,190,718
                                                              --------------
SEMICONDUCTOR EQUIPMENT (1.5%)
Applied Materials, Inc.* .............     871,700                16,579,734
ASML Holding N.V. (New York
  Shares)*(caret) ....................      61,400                   928,368
Credence Systems Corp.* ..............      27,000                   479,790
KLA-Tencor Corp.* ....................     239,900                10,553,201
Lam Research Corp.* ..................      38,500                   692,230
Novellus Systems, Inc.* ..............      21,700                   737,800
Teradyne, Inc.* ......................     140,700                 3,306,450
                                                              --------------
                                                                  33,277,573
                                                              --------------
SEMICONDUCTORS (1.3%)
Advanced Micro Devices, Inc.*(caret)..     239,100                 2,324,052
Altera Corp.* ........................     127,800                 1,738,080
Analog Devices, Inc.* ................      35,400                 1,051,380
Applied Micro Circuits Corp.* ........     177,800                   840,994
Broadcom Corp., Class A* .............      44,000                   771,760
Intel Corp. ..........................     272,680                 4,981,864
Linear Technology Corp. ..............      25,800                   810,894
Maxim Integrated Products, Inc.* .....      42,500                 1,629,025
Micron Technology, Inc.* .............      95,400                 1,928,988
PMC-Sierra, Inc.* ....................     140,100                 1,298,727
STMicroelectronics N.V. (New
  York Shares)(caret) ................      83,700                 2,036,421
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* .............................     159,940                 2,079,220
Texas Instruments, Inc. ..............     213,650                 5,063,505
Xilinx, Inc.* ........................      44,500                   998,135
                                                              --------------
                                                                  27,553,045
                                                              --------------
SYSTEMS SOFTWARE (1.0%)
Adobe Systems, Inc. ..................      49,500                 1,410,750
Computer Associates
  International, Inc. ................     157,400                 2,501,086
Microsoft Corp.* .....................     349,650                19,125,855
                                                              --------------
                                                                  23,037,691
                                                              --------------
TELECOMMUNICATIONS EQUIPMENT (0.7%)
Amdocs Ltd.* .........................      50,000                   377,500
Corning, Inc. ........................     137,900                   489,545
General Motors Corp., Class H*........      50,700                   527,280
JDS Uniphase Corp.* ..................      38,000                   101,460
Lucent Technologies, Inc. ............   1,153,100                 1,914,146
Motorola, Inc. .......................     283,990                 4,095,136
Nokia OYJ (ADR) ......................     301,700                 4,368,616
Nortel Networks Corp.*(caret) ........     133,700                   193,865
QUALCOMM, Inc.* ......................      80,000                 2,199,200
Telefonaktiebolaget LM Ericsson
  AB (ADR)* ..........................      58,500                    84,240
                                                              --------------
                                                                  14,350,988
                                                              --------------
  TOTAL INFORMATION TECHNOLOGY........                           187,992,220
                                                              --------------
MATERIALS (1.9%)
CHEMICALS (0.6%)
Air Products & Chemicals, Inc. .......      47,200                 2,382,184
Ashland, Inc. ........................      20,700                   838,350
Dow Chemical Co. .....................      26,000                   893,880


================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours
  & Co. ..............................     163,500            $    7,259,400
NOVA Chemicals Corp. .................      44,800                 1,009,792
                                                              --------------
                                                                  12,383,606
                                                              --------------
METALS & MINING (0.3%)
Arch Coal, Inc. ......................      23,700                   538,227
Massey Energy Co. ....................     109,500                 1,390,650
Newmont Mining Corp. .................       5,700                   150,081
Phelps Dodge Corp. ...................     122,300                 5,038,760
                                                              --------------
                                                                   7,117,718
                                                              --------------
PAPER & FOREST PRODUCTS (1.0%)
Boise Cascade Corp. ..................     229,700                 7,931,541
Georgia-Pacific Corp. ................     118,000                 2,900,440
International Paper Co. ..............      91,200                 3,974,496
Sappi Ltd. (ADR) .....................     353,800                 4,960,276
Weyerhaeuser Co. .....................      43,000                 2,745,550
                                                              --------------
                                                                  22,512,303
                                                              --------------
  TOTAL MATERIALS ....................                            42,013,627
                                                              --------------
TELECOMMUNICATION SERVICES (0.8%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
AT&T Corp. ...........................     375,400                 4,016,780
SBC Communications, Inc. .............     121,200                 3,696,600
Sprint Corp. (FON Group) .............     209,000                 2,217,490
Verizon Communications, Inc. .........      76,800                 3,083,520
WorldCom, Inc. - WorldCom
  Group*+ ............................     835,400                    75,186
                                                              --------------
                                                                  13,089,576
                                                              --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
AT&T Wireless Services, Inc.* ........     195,400                 1,143,090
Millicom International
  Cellular S.A.*(caret) ..............     555,900                   889,440
Sprint Corp. (PCS Group)*(caret) .....     517,800                 2,314,566
                                                              --------------
                                                                   4,347,096
                                                              --------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                            17,436,672
                                                              --------------
UTILITIES (0.3%)
ELECTRIC UTILITIES (0.1%)
AES Corp.* ...........................     453,500                 2,457,970
Edison International* ................      17,200                   292,400
                                                              --------------
                                                                   2,750,370
                                                              --------------
GAS UTILITIES (0.1%)
Kinder Morgan Management
  LLC* ...............................      52,406                 1,598,375
                                                              --------------
MULTI--UTILITIES (0.1%)
Williams Cos., Inc. ..................     217,400                 1,302,226
                                                              --------------
  TOTAL UTILITIES ....................                             5,650,971
                                                              --------------
TOTAL COMMON STOCKS (51.3%)
  (Cost $1,267,036,526)...............                         1,119,783,130
                                                              --------------
PREFERRED STOCKS:
MATERIALS (0.0%)
CONTAINERS & PACKAGING (0.0%)
TCR Environmental Corp.
  (Cost $0)...........................          10                        --
                                                              --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                   VALUE
                                          OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK:
CONSUMER DISCRETIONARY (0.1%)
AUTOMOBILES (0.1%)
Ford Motor Co. Capital Trust II .....       42,400           $    2,385,000
                                                             --------------
MEDIA (0.0%)
Cablevision Systems-
  New York Group ....................       19,000                  279,300
                                                              --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (0.1%)
  (Cost $2,851,357)..................                             2,664,300
                                                              --------------
                                          PRINCIPAL
                                           AMOUNT
                                         ----------
CONVERTIBLE BONDS:
CONSUMER DISCRETIONARY (0.1%)
INTERNET RETAIL (0.1%)
Amazon.com, Inc.
  4.75%, 2/1/09 .....................   $2,813,000                 1,835,482
                                                              --------------
INFORMATION TECHNOLOGY (0.0%)
TELECOMMUNICATIONS EQUIPMENT (0.0%)
Nortel Networks Corp. (Section)
  4.25%, 9/1/08 .....................    1,013,000                   459,649
                                                              --------------
MATERIALS (0.1%)
METALS & MINING (0.1%)
Freeport-McMoran Copper
  & Gold, Inc. (Section)
  8.25%, 1/31/06 ....................      592,000                   888,740
                                                              --------------
TOTAL CONVERTIBLE BONDS (0.2%)
  (Cost $3,463,575)..................                              3,183,871
                                                              --------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (1.8%)
AUTOMOBILES (0.8%)
Daimler Chrysler NA Holdings(caret)
  6.40%, 5/15/06 ....................    4,810,000                 4,994,036
Ford Motor Co.
  7.45%, 7/16/31 ....................   13,115,000                12,208,058
                                                              --------------
                                                                  17,202,094
                                                              --------------
GENERAL MERCHANDISE STORES (0.3%)
Target Corp.(caret)
  5.875%, 3/1/12 ....................    3,085,000                 3,119,882
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 ...................    2,835,000                 3,114,188
                                                              --------------
                                                                   6,234,070
                                                              --------------
MEDIA (0.7%)
AOL Time Warner, Inc.
  6.875%, 5/1/12 ....................    3,145,000                 2,891,450
Time Warner Entertainment LP
  8.375%, 3/15/23 ...................    9,910,000                 9,864,582
  8.375%, 7/15/33 ...................    2,450,000                 2,437,787
                                                              --------------
                                                                  15,193,819
                                                              --------------
  TOTAL CONSUMER DISCRETIONARY.......                             38,629,983
                                                              --------------



================================================================================
                                         PRINCIPAL          VALUE
                                          AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER STAPLES (0.6%)
FOOD PRODUCTS (0.6%)
General Mills, Inc.
  6.00%, 2/15/12 .................   $  3,125,000      $    3,095,578
Kraft Foods, Inc.
  5.625%, 11/1/11 ................      6,290,000           6,233,277
Tyson Foods, Inc.
  8.25%, 10/1/11 .................      2,700,000           2,978,788
                                                       --------------
  TOTAL CONSUMER STAPLES .........                         12,307,643
                                                       --------------
ENERGY (0.8%)
INTEGRATED OIL & GAS (0.6%)
Amerada Hess Corp.
  7.875%, 10/1/29 ................      3,765,000           4,113,903
Conoco Funding Co.
  5.45%, 10/15/06 ................      2,650,000           2,714,739
Conoco, Inc.
  6.95%, 4/15/29 .................      4,960,000           5,069,006
                                                       --------------
                                                           11,897,648
                                                       --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Devon Energy Corp.
  7.95%, 4/15/32 .................      1,350,000           1,452,177
Devon Funding Corp.(caret)
  7.875%, 9/30/31 ................      3,640,000           3,881,620
                                                       --------------
                                                            5,333,797
                                                       --------------
  TOTAL ENERGY ...................                         17,231,445
                                                       --------------
FINANCIALS (39.2%)
ASSET BACKED (3.6%)
American Express Master Trust,
  Series 02-1 A
  1.91%, 12/15/05 ................     13,100,000          13,109,948
Citibank Credit Card Issuance
  Trust, Series 00-A3
  6.875%, 11/16/09 ...............     25,425,000          27,919,740
Discover Card Master Trust I,
  Series 00-9 A
  6.35%, 7/15/08 .................     16,345,000          17,491,445
Morgan Stanley Dean Witter
  Capital,
  Series 02-HQ A3
  6.51%, 4/15/34 .................      9,925,000          10,493,990
  Series 02-TOP7 A2
  5.98%, 1/15/39 .................      8,465,000           8,613,137
                                                       --------------
                                                           77,628,260
                                                       --------------
BANKS (1.6%)
Banc One Corp.
  7.625%, 10/15/26 ...............      2,825,000           3,110,503
Bank One Corp.
  7.875%, 8/1/10 .................      2,755,000           3,125,368
Barclays Bank plc (Section)
  8.55%, 12/31/49 ................      5,000,000           5,754,865
Great Western Financial Trust II,
  Series A
  8.206%, 2/1/27 .................      4,380,000           4,538,495

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                      PRINCIPAL                   VALUE
                                       AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
Royal Bank of Scotland
  Group plc
  7.648%, 12/31/49 .............   $  4,525,000            $    4,730,412
Standard Chartered Bank (Section)
  8.00%, 5/30/31 ...............      4,300,000                 4,510,051
US Bank NA Minneapolis
  6.375%, 8/1/11 ...............      4,000,000                 4,155,876
Washington Mutual Finance Corp.
  6.875%, 5/15/11 ..............      4,905,000                 5,150,275
                                                           --------------
                                                               35,075,845
                                                           --------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (1.2%)
Commercial Mortgage Asset
  Trust, Series 99-C1 A3 (caret)
  6.64%, 9/17/10 ...............      9,675,000                10,406,717
GE Capital Commercial
  Mortgage Corp.,
  Series 02-1A A2
  5.994%, 12/10/35 .............      4,630,000                 4,803,703
Nomura Asset Securities Corp.,
  Series 98-D6 A1B
  6.59%, 3/15/30 ...............      9,190,000                 9,878,239
                                                           --------------
                                                               25,088,659
                                                           --------------
DIVERSIFIED FINANCIALS (3.7%)
Abbey National Capital Trust I,
  8.96%, 12/29/49 ..............      4,420,000                 5,102,404
Chase Manhattan Corp.
  6.375%, 4/1/08 ...............      5,840,000                 6,135,346
Citicorp
  6.375%, 11/15/08 .............      4,935,000                 5,200,118
Citigroup, Inc.
  7.25%, 10/1/10 ...............      7,145,000                 7,777,275
Ford Motor Credit Co.
  6.75%, 7/16/04 ...............      6,190,000                 6,371,850
  6.50%, 1/25/07 ...............      6,200,000                 6,224,118
General Electric Capital Corp.
  6.00%, 6/15/12 ...............      9,980,000                10,014,231
General Motors Acceptance Corp.
  6.875% , 9/15/11 .............      5,000,000                 4,956,100
  8.00%, 11/1/31 ...............      5,115,000                 5,231,366
Household Finance Corp.
  6.50%, 11/15/08 ..............      4,275,000                 4,288,642
J.P. Morgan Chase & Co.
  6.75%, 2/1/11 ................      7,480,000                 7,753,102
Lehman Manufactured
  Housing Trust
  8.00%, 7/15/28 ...............        242,146                     5,812
Morgan Stanley Dean Witter & Co.
  7.25%, 4/1/32 ................      2,690,000                 2,741,710
National Rural Utilities
  7.25%, 3/1/12 ................      1,325,000                 1,404,685
Sprint Capital Corp.
  7.625%, 1/30/11 ..............      3,500,000                 2,784,712
Unicredito Italiano Capital
  Trust II (I)
  9.20%, 12/31/49 ..............      4,915,000                 5,726,044
                                                           --------------
                                                               81,717,515
                                                           --------------

================================================================================
                                      PRINCIPAL                   VALUE
                                       AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT (0.4%)
Quebec Province
  7.50%, 9/15/29 ...............   $  4,925,000            $    5,639,258
United Mexican States
  7.50%, 1/14/12 ...............      4,185,000                 4,136,872
                                                           --------------
                                                                9,776,130
                                                           --------------
U.S. GOVERNMENT (8.6%)
U.S. Treasury Bond(caret)
  5.375%, 2/15/31 ..............     40,420,000                39,580,032
U.S. Treasury Notes(caret)
  5.75%, 10/31/02 ..............     50,845,000                51,523,984
  3.25%, 5/31/04 ...............     56,460,000                56,892,258
  4.375%, 5/15/07 ..............     16,545,000                16,772,494
  4.031%, 1/15/08 ..............     19,862,356                20,793,305
  4.875%, 2/15/12 ..............      1,155,000                 1,159,331
                                                           --------------
                                                              186,721,404
                                                           --------------
U.S. GOVERNMENT AGENCIES (20.1%)
Federal Home Loan Mortgage
  Corp., TBA
  7.00% , 7/15/31 ..............     32,150,000                33,295,505
Federal National Mortgage
  Association
  9.00%, 8/1/26 ................         46,909                    50,271
  7.50%, 9/1/30 ................         30,400                    31,918
  7.50% , 3/1/31 ...............        303,036                   317,997
  6.00% , 7/15/31 ..............     38,605,000                38,508,488
  6.50, 7/15/49, TBA ...........    200,185,000               204,064,586
  7.00, 7/15/49, TBA ...........     70,275,000                72,778,898
  7.50, 7/15/49, TBA ...........     54,085,000                56,755,717
Government National Mortgage
  Association
  8.50%, 10/15/17 ..............         17,628                    19,247
  8.50% , 11/15/17 .............         52,910                    57,771
  8.00%, 7/15/26 ...............         10,497                    11,232
  6.50%, 5/15/29 ...............     32,917,686                33,650,631
  6.50%, 12/15/30 ..............        262,730                   268,641
  8.50%, 11/15/17, TBA .........         11,597                    12,662
                                                           --------------
                                                              439,823,564
                                                           --------------
  TOTAL FINANCIALS .............                              855,831,377
                                                           --------------
HEALTH CARE (0.1%)
PHARMACEUTICALS (0.1%)
Bristol-Myers Squibb Co.
  4.75%, 10/1/06 ...............      2,920,000                 2,927,586
                                                           --------------
INFORMATION TECHNOLOGY (0.1%)
IT CONSULTING & SERVICES (0.1%)
Science Applications
  International Corp.(I)
  6.25%, 7/1/12 ................      2,390,000                 2,349,965
                                                           --------------
MATERIALS (0.1%)
PAPER & FOREST PRODUCTS (0.1%)
Weyerhaeuser Co. (I)
  6.75%, 3/15/12 ...............      1,150,000                 1,182,350
  7.375%, 3/15/32 ..............      1,175,000                 1,192,619
                                                           --------------
  TOTAL MATERIALS ..............                                2,374,969
                                                           --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


================================================================================
                                          PRINCIPAL                   VALUE
                                            AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
AT&T Corp.
  7.30%, 11/15/11 (Section) .........   $  6,700,000             $    5,561,000
  6.50%, 3/15/29 ....................      6,465,000                  4,460,850
Koninklijke KPN N.V.(caret)
  8.00%, 10/1/10 ....................      2,700,000                  2,723,085
                                                                 --------------
                                                                     12,744,935
                                                                 --------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.0%)
AT&T Wireless Services, Inc.
  8.125%, 5/1/12 ....................      3,010,000                  2,454,083
  8.75%, 3/1/31 .....................      6,325,000                  4,884,741
Verizon Wireless, Inc. (Section)
  2.29%, 12/17/03 ...................     16,250,000                 15,986,051
                                                                 --------------
                                                                     23,324,875
                                                                 --------------
  TOTAL TELECOMMUNICATION
     SERVICES .......................                                36,069,810
                                                                 --------------
UTILITIES (1.4%)
ELECTRIC UTILITIES (1.2%)
Cilcorp, Inc.
  9.375%, 10/15/29 ..................      6,445,000                  7,365,378
FirstEnergy Corp., Series B
  6.45%, 11/15/11 ...................      3,320,000                  3,223,375
Powergen US Funding LLC
  4.50%, 10/15/04 ...................      6,075,000                  6,114,220
Progress Energy, Inc.
  7.75%, 3/1/31 .....................      1,350,000                  1,447,959
PSEG Energy Holdings, Inc.
  8.50%, 6/15/11 ....................      5,110,000                  4,769,771
Teco Energy, Inc.
  6.125%, 5/30/31 ...................      2,185,000                  2,250,404
                                                                 --------------
                                                                     25,171,107
                                                                 --------------
GAS UTILITIES (0.2%)
Keyspan Corp.
  7.25%, 11/15/05 ...................      4,700,000                  5,048,082
                                                                 --------------
  TOTAL UTILITIES ...................                                30,219,189
                                                                 --------------
TOTAL LONG-TERM DEBT
  SECURITIES (45.7%)
  (Cost $988,276,316)......................................         997,941,967
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (2.3%)
Westdeutsche Landesbank
  Girozentrale
  1.79%, 8/1/02 .....................     50,000,000                 50,000,000
                                                                 --------------
U.S. GOVERNMENT (17.3%)
U.S. Treasury Bills(caret)
  7/11/02 ...........................    353,560,000                353,381,993
  11/29/02 ..........................     24,245,000                 24,074,146
                                                                 --------------
TOTAL U.S. GOVERNMENT ...............                               377,456,139
                                                                 --------------


================================================================================
                                         PRINCIPAL                    VALUE
                                          AMOUNT                    (NOTE 1)
--------------------------------------------------------------------------------

TIME DEPOSIT (0.1%)
JPMorgan Chase Nassau
  1.31%, 7/1/02 .....................   $  2,767,622             $    2,767,621
                                                                 --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (19.7%)
  (Amortized Cost $430,223,760) .....                               430,223,760
                                                                 --------------
TOTAL INVESTMENTS (117.0%)
  (Cost/Amortized Cost
  $2,691,851,534)....................                             2,553,797,028
OTHER ASSETS LESS
  LIABILITIES (-17.0%) ..............                              (370,323,884)
                                                                 --------------
NET ASSETS (100%) ...................                            $2,183,473,144
                                                                 ==============


---------------

*          Non-income producing.

**         Includes Short-term Debt Securities of 19.7%

(caret)    All, or a portion of security out on loan (Note 1).

(Section)  Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $33,160,356 or 3.52% of net assets.

(I)        Illiquid Securities

+ Securities (totaling $75,186 or 0.00% of net assets) valued at fair value.

           Glossary:
           ADR--American Depositary Receipt
           TBA--Security is subject to delayed delivery.


================================================================================
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

As a Percentage of Total Investments

Canada ..................     0.3%
France ..................     0.1
Germany .................     0.1
Mexico ..................     0.1
Netherlands .............     0.5
Scotland ................     1.1
Sweden ..................     0.2
Switzerland .............     0.1
Taiwan ..................     0.1
United Kingdom ..........     0.1
United States** .........    97.3
                            -----
                            100.0%
                            =====

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $3,083,747,190
U.S. Government securities .............................     575,590,998
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   3,120,494,233
U.S. Government securities .............................     436,548,359

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $   63,229,438
Aggregate gross unrealized depreciation .........    (201,283,944)
                                                   --------------
Net unrealized depreciation .....................  $ (138,054,506)
                                                   ==============
Federal income tax cost of investments ..........  $2,691,851,534
                                                   ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $532,844,441 which was secured by collateral of $539,512,088 of which $58,606,997 was received in the form of securities.

For the six months ended June 30, 2002, the Portfolio incurred approximately $52,717 and $39,468 as brokerage commissions with Bernstein (Sanford C) & Co., Inc. and Merrill Lynch & Co., Inc., both affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $11,550,304 of which $753,329 expires 2007, $1,935,527 in the year 2008, and $8,861,448 in the year
2009.












                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                   VALUE
                                       OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
APPAREL RETAIL (0.5%)
TJX Cos., Inc. ......................   171,800               $  3,368,998
                                                              ------------
AUTO COMPONENTS (2.5%)
Autoliv, Inc. .......................   119,700                  3,016,440
Dana Corp.(caret) ...................   187,600                  3,476,228
Delphi Automotive Systems
  Corp. .............................   147,300                  1,944,360
Goodyear Tire & Rubber Co.(caret) ...   197,600                  3,697,096
Lear Corp.* .........................    75,500                  3,491,875
Magna International, Inc.,
  Class A ...........................    50,300                  3,463,155
                                                              ------------
                                                                19,089,154
                                                              ------------
AUTOMOBILES (1.0%)
Ford Motor Co. ......................    39,584                    633,344
General Motors Corp. ................   134,300                  7,178,335
                                                              ------------
                                                                 7,811,679
                                                              ------------
DEPARTMENT STORES (1.8%)
Federated Department Stores,
  Inc.* .............................   101,000                  4,009,700
May Department Stores Co. ...........   102,350                  3,370,385
Sears, Roebuck & Co. ................   109,500                  5,945,850
                                                              ------------
                                                                13,325,935
                                                              ------------
HOME IMPROVEMENT RETAIL (0.5%)
Sherwin-Williams Co. ................   122,650                  3,670,915
                                                              ------------
HOTELS (0.5%)
Hilton Hotels Corp. .................   265,100                  3,684,890
                                                              ------------
HOUSEHOLD DURABLES (3.8%)
Black & Decker Corp. ................    76,000                  3,663,200
Fortune Brands, Inc. ................   109,300                  6,120,800
Leggett & Platt, Inc. ...............   172,200                  4,029,480
Newell Rubbermaid, Inc. .............   136,100                  4,771,666
Pulte Homes, Inc. ...................    74,300                  4,270,764
Snap-On, Inc. .......................    76,500                  2,271,285
Whirlpool Corp. .....................    57,600                  3,764,736
                                                              ------------
                                                                28,891,931
                                                              ------------
MEDIA (1.8%)
Comcast Corp., Class A* .............   242,000                  5,769,280
Knight Ridder, Inc. .................    57,300                  3,607,035
Liberty Media Corp., Class A* .......    52,700                    527,000
Viacom, Inc., Class B* ..............    50,000                  2,218,500
Walt Disney Co. .....................    85,100                  1,608,390
                                                              ------------
                                                                13,730,205
                                                              ------------
PHOTOGRAPHIC PRODUCTS (0.4%)
Eastman Kodak Co. ...................    96,142                  2,804,462
                                                              ------------
RESTAURANTS (0.6%)
McDonald's Corp. ....................    17,200                    489,340
Wendy's International, Inc. .........   102,100                  4,066,643
                                                              ------------
                                                                 4,555,983
                                                              ------------
TEXTILES & APPAREL (0.9%)
Liz Claiborne, Inc. .................   137,400                  4,369,320
V.F. Corp. ..........................    69,900                  2,740,779
                                                              ------------
                                                                 7,110,099
                                                              ------------
 TOTAL CONSUMER DISCRETIONARY........                          108,044,251
                                                              ------------


================================================================================
                                         NUMBER                   VALUE
                                       OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES (6.4%)
BEVERAGES (0.2%)
Coca-Cola Enterprises, Inc. .........    60,800               $  1,342,464
                                                              ------------
FOOD DISTRIBUTORS (0.5%)
SUPERVALU, Inc. .....................   161,200                  3,954,236
                                                              ------------
FOOD PRODUCTS (5.0%)
Archer-Daniels-Midland Co. ..........   264,495                  3,382,891
ConAgra Foods, Inc. .................   201,800                  5,579,770
H.J. Heinz Co. ......................    88,000                  3,616,800
Kellogg Co. .........................    29,600                  1,061,456
Philip Morris Cos., Inc. ............   253,900                 11,090,352
Sara Lee Corp. ......................   202,700                  4,183,728
Tyson Foods, Inc., Class A(caret) ...   357,476                  5,544,453
UST, Inc. ...........................   111,100                  3,777,400
                                                              ------------
                                                                38,236,850
                                                              ------------
FOOD RETAIL (0.1%)
Kroger Co.* .........................    20,000                    398,000
                                                              ------------
HOUSEHOLD PRODUCTS (0.6%)
Procter & Gamble Co. ................    52,200                  4,661,460
                                                              ------------
 TOTAL CONSUMER STAPLES .............                           48,593,010
                                                              ------------
ENERGY (11.2%)
INTEGRATED OIL & GAS (10.7%)
Amerada Hess Corp. ..................    34,400                  2,838,000
ChevronTexaco Corp. .................   199,500                 17,655,750
Conoco, Inc. ........................   145,600                  4,047,680
Exxon Mobil Corp. ...................   904,782                 37,023,679
Marathon Oil Company ................   171,000                  4,637,520
Occidental Petroleum Corp. ..........   173,900                  5,215,261
Phillips Petroleum Co. ..............    89,600                  5,275,648
Reliant Resources, Inc.*(caret) .....   258,125                  2,258,594
Royal Dutch Petroleum Co.
  (ADR) .............................    41,200                  2,277,124
                                                              ------------
                                                                81,229,256
                                                              ------------
OIL & GAS REFINING & MARKETING (0.5%)
Valero Energy Corp. .................    87,000                  3,255,540
                                                              ------------
 TOTAL ENERGY .......................                           84,484,796
                                                              ------------
FINANCIALS (30.4%)
BANKS (16.4%)
Amsouth Bancorp. ....................   204,000                  4,565,520
Bank of America Corp. ...............   292,484                 20,579,174
Bank One Corp. ......................   233,850                  8,998,548
Charter One Financial, Inc. .........   107,415                  3,692,928
Comerica, Inc. ......................    27,000                  1,657,800
FleetBoston Financial Corp. .........   263,406                  8,521,184
Golden West Financial Corp. .........    74,800                  5,144,744
Huntington Bancshares, Inc. .........   203,200                  3,946,144
KeyCorp. ............................   204,600                  5,585,580
National City Corp. .................   200,175                  6,655,819
Regions Financial Corp. .............   125,400                  4,407,810
SouthTrust Corp. ....................   156,900                  4,098,228
U.S. Bancorp ........................   371,300                  8,669,855
Union Planters Corp. ................   113,250                  3,665,902
UnionBanCal Corp. ...................    85,400                  4,000,990
Wachovia Corp. ......................   284,500                 10,862,210
Washington Mutual, Inc. .............   239,800                  8,898,978
Wells Fargo & Co. ...................   202,100                 10,117,126
                                                              ------------
                                                               124,068,540
                                                              ------------

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER               VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (8.5%)
American Express Co. ................     37,000           $  1,343,840
Bear Stearns Co., Inc. ..............     61,400              3,757,680
Citigroup, Inc. .....................    503,466             19,509,307
Countrywide Credit Industries,
  Inc. ..............................     50,300              2,426,975
Fannie Mae ..........................     98,050              7,231,188
Freddie Mac .........................     69,800              4,271,760
Goldman Sachs Group, Inc. ...........     50,600              3,711,510
J.P. Morgan Chase & Co. .............    267,340              9,068,173
Lehman Brothers Holdings, Inc........     92,800              5,801,856
Merrill Lynch & Co., Inc. ...........     40,300              1,632,150
Morgan Stanley Dean Witter &
  Co. ...............................    139,200              5,996,736
                                                           ------------
                                                             64,751,175
                                                           ------------
INSURANCE (5.5%)
Allstate Corp. ......................    179,500              6,637,910
American International Group,
  Inc. ..............................    118,992              8,118,824
Aon Corp. ...........................     82,600              2,435,048
Chubb Corp. .........................     67,200              4,757,760
Metlife, Inc. .......................    155,700              4,484,160
MGIC Investment Corp. ...............     57,900              3,925,620
St. Paul Cos., Inc. .................     58,366              2,271,605
Torchmark Corp. .....................     80,200              3,063,640
UnumProvident Corp. .................    119,900              3,051,455
XL Capital Ltd., Class A ............     33,600              2,845,920
                                                           ------------
                                                             41,591,942
                                                           ------------
 TOTAL FINANCIALS ...................                       230,411,657
                                                           ------------
HEALTH CARE (3.7%)
BIOTECHNOLOGY (0.6%)
Wyeth ...............................     84,300              4,316,160
                                                           ------------
HEALTH CARE EQUIPMENT &
  SERVICES (1.9%)
Aetna, Inc. .........................     40,600              1,947,582
Becton, Dickinson & Co. .............     55,400              1,908,530
CIGNA Corp. .........................     36,000              3,507,120
Health Net, Inc.* ...................    138,525              3,708,314
Humana, Inc.* .......................    223,200              3,488,616
                                                           ------------
                                                             14,560,162
                                                           ------------
PHARMACEUTICALS (1.2%)
Abbott Laboratories .................     95,100              3,580,515
Bristol-Myers Squibb Co. ............     44,800              1,151,360
Eli Lilly & Co. .....................     11,600                654,240
Merck & Co., Inc. ...................     55,300              2,800,392
Pharmacia Corp. .....................     25,400                951,230
                                                           ------------
                                                              9,137,737
                                                           ------------
 TOTAL HEALTH CARE ..................                        28,014,059
                                                           ------------
INDUSTRIALS (5.4%)
AEROSPACE & DEFENSE (0.8%)
Goodrich Corp.(caret) ...............     85,000              2,322,200
Lockheed Martin Corp. ...............     48,600              3,377,700
                                                           ------------
                                                              5,699,900
                                                           ------------
BUILDING PRODUCTS (0.3%)
Masco Corp. .........................     84,000              2,277,240
                                                           ------------


================================================================================
                                                NUMBER               VALUE
                                              OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
R.R. Donnelley & Sons Co. ..............       108,100           $  2,978,155
                                                                 ------------
ELECTRICAL EQUIPMENT (1.2%)
Acuity Brands, Inc. ....................        50,300                915,460
Cooper Industries Ltd., Class A ........        95,100              3,737,430
Hubbell, Inc., Class B .................        97,300              3,322,795
Thomas & Betts Corp. ...................        70,600              1,313,160
                                                                 ------------
                                                                    9,288,845
                                                                 ------------
MACHINERY (0.4%)
Eaton Corp. ............................        46,800              3,404,700
                                                                 ------------
RAILROADS (1.7%)
Burlington Northern Santa Fe Corp.             193,300              5,799,000
Norfolk Southern Corp. .................       145,700              3,406,466
Union Pacific Corp. ....................        61,300              3,879,064
                                                                 ------------
                                                                   13,084,530
                                                                 ------------
TRADING COMPANIES &
  DISTRIBUTORS (0.6%)
Genuine Parts Co. ......................       120,900              4,215,783
                                                                 ------------
 TOTAL INDUSTRIALS .....................                           40,949,153
                                                                 ------------
INFORMATION TECHNOLOGY (5.1%)
COMPUTER HARDWARE (2.2%)
Hewlett-Packard Co. ....................       671,201             10,255,951
International Business Machines
  Corp. ................................        88,900              6,400,800
                                                                 ------------
                                                                   16,656,751
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS (0.1%)
Quantum Corp.* .........................       194,300                816,060
                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.6%)
Arrow Electronics, Inc.* ...............       116,400              2,415,300
Avnet, Inc.* ...........................       121,000              2,660,790
Ingram Micro, Inc., Class A* ...........       168,500              2,316,875
Solectron Corp.*(caret) ................       346,400              2,130,360
Tech Data Corp.* .......................        81,200              3,073,420
                                                                 ------------
                                                                   12,596,745
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT (1.2%)
Corning, Inc. ..........................       778,100              2,762,255
Nortel Networks Corp.* .................     2,400,000              3,480,000
Tellabs, Inc.* .........................       427,500              2,650,500
                                                                 ------------
                                                                    8,892,755
                                                                 ------------
 TOTAL INFORMATION TECHNOLOGY...........                           38,962,311
                                                                 ------------
MATERIALS (8.5%)
CHEMICALS (4.8%)
Air Products & Chemicals, Inc. .........        22,900              1,155,763
Ashland, Inc. ..........................        81,400              3,296,700
Cabot Corp. ............................        74,500              2,134,425
Dow Chemical Co. .......................       249,300              8,570,934
Du Pont (E.I.) de Nemours & Co..........       221,900              9,852,360
Eastman Chemical Co. ...................        20,300                952,070
FMC Corp.* .............................        41,900              1,264,123
Lubrizol Corp. .........................        62,100              2,080,350
Millennium Chemicals, Inc. .............        64,600                907,630
PPG Industries, Inc. ...................        69,800              4,320,620
Praxair, Inc. ..........................        25,400              1,447,038
                                                                 ------------
                                                                   35,982,013
                                                                 ------------

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
                                              NUMBER         VALUE
                                            OF SHARES      (NOTE 1)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.7%)
Bemis Co. ..........................          24,900    $  1,182,750
Owens-Illinois, Inc.* ..............          68,400         939,816
Smurfit-Stone Container Corp.* .....         215,100       3,316,842
                                                        ------------
                                                           5,439,408
                                                        ------------
PAPER & FOREST PRODUCTS (3.0%)
Boise Cascade Corp. ................          72,300       2,496,519
Georgia-Pacific Corp. ..............         144,265       3,546,034
International Paper Co. ............         159,700       6,959,726
MeadWestvaco Corp. .................         199,638       6,699,851
Temple-Inland, Inc. ................          51,800       2,997,148
                                                        ------------
                                                          22,699,278
                                                        ------------
 TOTAL MATERIALS ...................                      64,120,699
                                                        ------------
TELECOMMUNICATION SERVICES (6.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (6.2%)
AT&T Corp. .........................         704,600       7,539,220
BellSouth Corp. ....................         272,800       8,593,200
Qwest Communications
  International, Inc. ..............       1,041,500       2,916,200
SBC Communications, Inc. ...........         417,542      12,735,031
Sprint Corp. (FON Group) ...........         224,400       2,380,884
Verizon Communications, Inc. .......         311,236      12,496,126
WorldCom, Inc.--WorldCom
  Group*+ ..........................       3,604,600         324,414
                                                        ------------
 TOTAL TELECOMMUNICATION
   SERVICES ........................                      46,985,075
                                                        ------------
UTILITIES (4.0%)
ELECTRIC UTILITIES (3.2%)
Ameren Corp.(caret) ................         105,500       4,537,555
American Electric Power Co. ........         105,500       4,222,110


================================================================================
                                             NUMBER         VALUE
                                            OF SHARES      (NOTE 1)
--------------------------------------------------------------------------------
CINergy Corp. ......................         122,900    $  4,423,171
CMS Energy Corp.(caret) ............          34,100         374,418
Consolidated Edison, Inc. ..........         101,500       4,237,625
Entergy Corp. ......................         126,200       5,355,928
Potomac Electric Power Co.(caret) ..           7,175         154,119
Wisconsin Energy Corp. .............          45,400       1,147,258
                                                        ------------
                                                          24,452,184
                                                        ------------
MULTI - UTILITIES (0.8%)
Puget Energy, Inc.(caret) ..........          95,550       1,973,108
Westar Energy, Inc. ................          90,900       1,395,315
XCEL Energy, Inc.(caret) ...........         136,200       2,284,074
                                                        ------------
                                                           5,652,497
                                                        ------------
 TOTAL UTILITIES ...................                      30,104,681
                                                        ------------
TOTAL COMMON STOCKS (95.2%)
  (Cost $750,391,429) ..............                     720,669,692
                                                        ------------
                                         PRINCIPAL
                                          AMOUNT
                                        ----------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (4.8%)
JPMorgan Chase Nassau,
  1.31%, 7/1/2002
  (Amortized Cost $36,240,114) .....     $36,240,114      36,240,114
                                                        ------------
TOTAL INVESTMENTS (100.0%)
  (Cost/Amortized Cost
  $786,631,543) ....................                     756,909,806
OTHER ASSETS
  LESS LIABILITIES (0.0%) ..........                         382,194
                                                        ------------
NET ASSETS (100%) ..................                    $757,292,000
                                                        ============

----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

+ Securities (totaling $324,414 or 0.04% of net assets) valued at fair value.

           Glossary:
           ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ....    $211,472,965
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ....      56,073,931

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ..........    $  53,830,824
Aggregate gross unrealized depreciation ..........      (83,552,561)
                                                      -------------
Net unrealized depreciation ......................    $ (29,721,737)
                                                      =============
Federal income tax cost of investments ...........    $ 786,631,543
                                                      =============

At June 30, 2002, the Portfolio had loaned securities with a total value $15,196,803 which was secured by collateral of $15,397,100.

For the six months ended June 30, 2002, the Portfolio incurred approximately $221,167 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER         VALUE
                                         OF SHARES      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.2%)
AUTOMOBILES (3.2%)
Harley-Davidson, Inc. ................     4,775       $  244,814
                                                       ----------
DEPARTMENT STORES (3.5%)
Kohl's Corp.* ........................     3,900          273,312
                                                       ----------
GENERAL MERCHANDISE STORES (2.2%)
Costco Wholesale Corp.* ..............     4,400          169,928
                                                       ----------
HOME IMPROVEMENT RETAIL (2.8%)
Home Depot, Inc. .....................     3,750          137,738
Lowe's Cos., Inc. ....................     1,800           81,720
                                                       ----------
                                                          219,458
                                                       ----------
RESTAURANTS (1.2%)
Starbucks Corp.* .....................     3,825           95,051
                                                       ----------
SPECIALTY STORES (1.3%)
Bed Bath & Beyond, Inc.* .............     2,700          101,898
                                                       ----------
  TOTAL CONSUMER DISCRETIONARY........                  1,104,461
                                                       ----------
CONSUMER STAPLES (5.2%)
DRUG RETAIL (3.0%)
Walgreen Co. .........................     5,956          230,081
                                                       ----------
FOOD DISTRIBUTORS (1.1%)
SYSCO Corp. ..........................     3,200           87,104
                                                       ----------
HOUSEHOLD PRODUCTS (1.1%)
Colgate-Palmolive Co. ................     1,700           85,085
                                                       ----------
  TOTAL CONSUMER STAPLES .............                    402,270
                                                       ----------
FINANCIALS (17.0%)
BANKS (2.9%)
Fifth Third Bancorp ..................     2,050          136,633
Wells Fargo & Co. ....................     1,700           85,102
                                                       ----------
                                                          221,735
                                                       ----------
DIVERSIFIED FINANCIALS (8.5%)
American Express Co. .................     2,200           79,904
Charles Schwab Corp. .................     7,600           85,120
Goldman Sachs Group, Inc. ............     1,150           84,352
SLM Corp. ............................     1,800          174,420
T. Rowe Price Group, Inc. ............     7,250          238,380
                                                       ----------
                                                          662,176
                                                       ----------
INSURANCE (3.8%)
American International Group,
  Inc. ...............................     4,375          298,506
                                                       ----------
INVESTMENT COMPANIES (1.8%)
Legg Mason, Inc. .....................     2,900          143,086
                                                       ----------
  TOTAL FINANCIALS ...................                  1,325,503
                                                       ----------
HEALTH CARE (20.4%)
BIOTECHNOLOGY (1.1%)
Amgen, Inc.* .........................     2,050           85,854
                                                       ----------
HEALTH CARE EQUIPMENT &
  SERVICES (14.1%)
AmerisourceBergen Corp. ..............     2,375          180,500
Biomet, Inc. .........................     2,950           80,004
Cardinal Health, Inc. ................     2,675          164,272
Guidant Corp.* .......................     2,300           69,529
Health Management Associates,
  Inc., Class A* .....................     9,225          185,884


================================================================================
                                          NUMBER          VALUE
                                        OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Medtronic, Inc. ......................     5,125       $  219,606
Stryker Corp. ........................     2,075          111,033
Zimmer Holdings, Inc.* ...............     2,505           89,328
                                                       ----------
                                                        1,100,156
                                                       ----------
PHARMACEUTICALS (5.2%)
Biogen, Inc.* ........................     1,000           41,430
Johnson & Johnson ....................     1,325           69,245
Pfizer, Inc. .........................     8,375          293,125
                                                       ----------
                                                          403,800
                                                       ----------
  TOTAL HEALTH CARE ..................                  1,589,810
                                                       ----------
INDUSTRIALS (17.2%)
COMMERCIAL SERVICES &
  SUPPLIES (11.5%)
Concord EFS, Inc.* ...................     7,575          228,311
Fiserv, Inc.* ........................     8,675          318,459
Paychex, Inc. ........................     6,125          191,651
Robert Half International, Inc.* .....     6,650          154,945
                                                       ----------
                                                          893,366
                                                       ----------
MACHINERY (5.0%)
Illinois Tool Works, Inc. ............     5,675          387,602
                                                       ----------
TRADING COMPANIES &
  DISTRIBUTORS (0.7%)
Fastenal Co. .........................     1,550           59,691
                                                       ----------
  TOTAL INDUSTRIALS ..................                  1,340,659
                                                       ----------
INFORMATION TECHNOLOGY (16.9%)
APPLICATION SOFTWARE (0.6%)
Intuit, Inc.* ........................     1,000           49,720
                                                       ----------
COMPUTER HARDWARE (3.3%)
International Business Machines
  Corp. ..............................     2,875          207,000
Sun Microsystems, Inc.* ..............    11,000           55,110
                                                       ----------
                                                          262,110
                                                       ----------
COMPUTER STORAGE &
  PERIPHERALS (1.7%)
EMC Corp.* ...........................    17,350          130,992
                                                       ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.0%)
Celestica, Inc.* .....................     2,850           64,723
Flextronics International Ltd.* ......     7,125           50,801
Jabil Circuit, Inc.* .................     2,050           43,276
                                                       ----------
                                                          158,800
                                                       ----------
IT CONSULTING & SERVICES (1.6%)
Electronic Data Systems Corp. ........     3,325          123,524
                                                       ----------
NETWORKING EQUIPMENT (2.0%)
Cisco Systems, Inc.* .................    10,975          153,101
                                                       ----------
SEMICONDUCTOR EQUIPMENT (1.3%)
Applied Materials, Inc.* .............     5,275          100,331
                                                       ----------
SEMICONDUCTORS (0.8%)
Intel Corp. ..........................     3,300           60,291
                                                       ----------
SYSTEMS SOFTWARE (3.6%)
Microsoft Corp.* .....................     5,100          278,970
                                                       ----------
  TOTAL INFORMATION TECHNOLOGY........                  1,317,839
                                                       ----------

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS(Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER               VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION
  SERVICES (4.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (4.2%)
BellSouth Corp. ..................         5,450         $  171,675
SBC Communications, Inc. .........         5,050            154,025
                                                         ----------
  TOTAL TELECOMMUNICATION
     SERVICES ....................                          325,700
                                                         ----------
TOTAL COMMON STOCKS (95.1%)
  (Cost $8,321,127)...............                        7,406,242
                                                         ----------


                                        PRINCIPAL
                                         AMOUNT
                                      -------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (7.8%)
JPMorgan Chase Nassau,
  1.31%, 7/01/02
  (Amortized Cost $604,083).........    $604,083            604,083
                                                         ----------
TOTAL INVESTMENTS (102.9%)
  (Cost/Amortized Cost
   $8,925,210)......................                      8,010,325
OTHER ASSETS
  LESS LIABILITIES (-2.9%) .........                       (225,561)
                                                         ----------
NET ASSETS (100%) ..................                     $7,784,764
                                                         ===========


----------
*    Non-income producing.


================================================================================
Investment security transactions for the six months ending June 30, 2002, were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $8,009,557
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     4,936,076

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $   66,689
Aggregate gross unrealized depreciation .........      (981,574)
                                                     ----------
Net unrealized depreciation .....................    $ (914,885)
                                                     ==========
Federal income tax cost of investments ..........    $8,925,210
                                                     ==========

The Portfolio has a net capital loss carryforward of $405,037 which expires in the year 2009.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER               VALUE
                                          OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (3.4%)
Australia & New Zealand Banking
  Group Ltd. ...........................    46,800            $ 506,816
BHP Billiton Ltd. ......................   149,503               864,490
BHP Ltd. (ADR)* ........................    14,456               170,581
Brambles Industries Ltd. ...............    14,800                78,434
Foster's Group Ltd. ....................   138,467               366,911
National Bank of Australia .............    10,829               215,211
News Corp. Ltd. ........................    54,371               295,471
News Corp., Ltd. (ADR) .................     2,000                45,860
QBE Insurance Group Ltd. (Section)  ....    77,445               288,692
Westpac Banking Corp. ..................    18,504               168,704
WMC Ltd. ...............................    60,200               307,208
Woolworths Ltd. ........................    54,709               403,885
                                                               ---------
                                                               3,712,263
                                                               ---------
BRAZIL (0.3%)
Companhia Vale do Rio Doce (ADR) .......    12,000               311,400
                                                               ---------
CANADA (2.6%)
Abitibi-Consolidated, Inc. .............    28,200               259,954
Bombardier, Inc., Class B ..............    57,600               477,239
Magna International, Inc., Class A .....     3,000               206,522
National Bank of Canada ................    18,900               376,534
Nortel Networks Corp.* .................    28,300                41,035
Suncor Energy, Inc. ....................     7,600               132,921
Thomson Corp. ..........................    38,100             1,201,444
Zarlink Semiconductor, Inc.* ...........    13,700                65,847
                                                               ---------
                                                               2,761,496
                                                               ---------
FINLAND (2.3%)
Nokia OYJ ..............................   119,400             1,747,558
Upm-Kymmene OYJ ........................    19,700               775,502
                                                               ---------
                                                               2,523,060
                                                               ---------
FRANCE (6.7%)
Accor S.A. .............................     7,300               296,092
Air Liquide ............................     4,725               727,024
Bouygues S.A. (Section)  ...............    28,330               791,514
Carrefour S.A. .........................     4,300               232,717
Essilor International S.A. .............     6,100               248,022
Groupe Danone ..........................     3,000               412,420
Michelin, Class B (Registered) .........     9,800               397,106
Pechiney S.A., Class A .................     5,400               246,652
Renault S.A. ...........................    12,700               593,886
Sanofi-Synthelabo S.A. .................    33,800             2,056,253
Schneider Electric S.A. ................     6,000               322,648
Societe Television Francaise ...........     7,700               206,158
Vivendi Universal S.A. .................    34,700               749,818
                                                               ---------
                                                               7,280,310
                                                               ---------
GERMANY (3.9%)
Aixtron AG .............................     9,200               115,391
Allianz AG .............................     1,000               200,284
Bayerische Motoren Werke (BMW)
  AG ...................................     9,500               391,705
DaimlerChrysler AG .....................    25,300             1,224,323
Deutsche Telekom AG (Registered) .......     8,100                76,156
Epcos AG* ..............................     7,000               230,900
Infineon Technologies AG (ADR)* ........    11,100               173,533
Metro AG ...............................    11,400               349,016
Preussag AG ............................     5,700               140,170



================================================================================
                                            NUMBER               VALUE
                                          OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------

SAP AG (ADR) ...........................     1,700             $ 167,891
Siemens AG .............................     9,100               545,968
Thyssen Krupp AG .......................    40,500               619,963
                                                               ---------
                                                               4,235,300
                                                               ---------
GREECE (0.5%)
Hellenic Telecommunications S.A. .......    32,500               513,550
                                                               ---------
HONG KONG (3.6%)
Cheung Kong (Holdings) Ltd.+ ...........   112,000               933,333
China Mobile (Hong Kong) Ltd.* .........   147,500               436,827
Hang Lung Properties Ltd. ..............   211,000               240,756
Hang Seng Bank Ltd. ....................    37,400               400,372
Hutchison Whampoa Ltd. .................   106,900               798,324
Johnson Electric Holdings Ltd.  ........   246,000               291,731
Li & Fung Ltd. .........................   215,000               289,423
Swire Pacific Ltd., Class A ............   108,500               555,019
                                                               ---------
                                                               3,945,785
                                                               ---------
IRELAND (1.6%)
Allied Irish Banks plc .................    49,158               652,974
CRH plc+ ...............................    33,182               555,458
Elan Corp. plc (ADR)* ..................     6,400                35,008
Irish Permanent plc ....................    31,500               455,751
                                                               ---------
                                                               1,699,191
                                                               ---------
ITALY (1.4%)
Assicurazioni Generali S.p.A. ..........    23,600               559,374
ENI S.p.A. .............................    58,250               926,192
                                                               ---------
                                                               1,485,566
                                                               ---------
JAPAN (21.9%)
Acom Co., Ltd. (Section)  ..............     9,800               669,631
Advantest Corp. ........................    12,500               777,991
Aeon Co., Ltd. .........................    30,000               800,934
Aiful Corp. ............................     4,600               301,652
Canon, Inc. ............................     6,000               226,765
Chubu Electric Power Co., Inc. .........    12,000               210,746
Chugai Pharmaceutical Co., Ltd. ........    33,000               394,811
Daiwa Securities Group Ltd. ............    59,000               382,471
Fuji Television Network, Inc. ..........        37               213,925
Hirose Electric Co., Ltd. ..............     5,600               488,236
Hitachi Ltd. ...........................    64,000               413,816
Hoya Corp. .............................     5,000               363,758
Japan Airlines Co., Ltd. ...............    78,000               219,957
Kansai Electric Power Co., Inc. ........     4,200                66,402
Keyence Corp. ..........................     1,200               254,197
Mitsubishi Estate Co., Ltd. ............    64,000               523,277
Mitsubishi Heavy Industries Ltd. .......   101,000               305,882
Mitsubishi Motors Corp.* ...............   109,000               289,187
Mitsui Fudosan Co., Ltd. ...............    69,000               610,212
Mitsui Marine & Fire Insurance Co.,
  Ltd. .................................   122,000               656,516
Murata Manufacturing Co., Ltd. .........     6,000               385,450
NEC Corp.* .............................    94,000               654,063
Nikko Securities Co., Ltd. .............    96,000               484,565
Nikon Corp.* ...........................    35,000               387,494
Nintendo Ltd. ..........................    11,000             1,619,806
Nippon Telegraph & Telephone Corp. .....        45               185,091
Nissan Motor Co., Ltd. .................   185,000             1,281,078
Nitto Denko Corp. ......................     7,000               229,518
Nomura Securities Co., Ltd. ............    40,000               587,352
NTT DoCoMo, Inc. (i) ...................       455             1,119,848

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER          VALUE
                                         OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Orix Corp. (i) .......................     6,200        $  500,200
Promise Co., Ltd. ....................     6,500           327,549
Rohm Co., Ltd. .......................     5,900           880,619
Sankyo Co. ...........................    13,000           176,790
Sekisui House Ltd. ...................    43,000           316,060
Shimamura Co., Ltd. ..................       400            30,702
Shin-Etsu Chemical Co., Ltd. .........    11,100           476,931
Shionogi & Co., Ltd. .................    32,000           408,210
Sony Corp. ...........................    18,800           992,858
Sumitomo Forestry Co. ................    35,000           209,661
Sumitomo Realty & Development ........    34,000           206,224
Suzuki Motor Co., Ltd. ...............    48,000           592,291
TDK Corp. ............................    10,000           472,218
THK Co., Ltd. ........................    10,000           192,308
Tokyo Electric Power .................     7,100           146,016
Tokyo Electron Ltd. ..................    23,000         1,498,665
Tokyu Corp. ..........................    50,000           193,559
Toray Industries, Inc. ...............   144,000           385,650
UFJ Holdings, Inc. (Section)  ........        72           174,203
Ushio, Inc. ..........................    14,000           166,327
Yamato Transport Co., Ltd. ...........    13,000           236,985
                                                        ----------
                                                        23,688,657
                                                        ----------
KOREA (1.6%)
Samsung Electronics (GDR) ............    12,660         1,738,218
                                                        ----------
MEXICO (1.2%)
America Movil S.A. de CV (ADR) .......    21,800           292,120
Telefonos de Mexico S.A., Class L
  (ADR) ..............................    32,500         1,042,600
                                                        ----------
                                                         1,334,720
                                                        ----------
NETHERLANDS (7.9%)
ABN-Amro Holdings N.V. ...............    29,340           532,870
Aegon N.V. ...........................    83,214         1,734,857
ASML Holding N.V. (New York
  Shares)* ...........................    10,200           154,224
ASML Holding N.V.*....................    21,000           332,454
Hagemeyer N.V. .......................    13,900           192,186
Heineken Holding N.V. ................     4,875           165,331
Heineken N.V., Class A ...............    43,500         1,909,161
ING Groep N.V. .......................     7,922           203,417
Koninklijke (Royal) KPN N.V. * .......    43,900           205,505
Koninklijke Royal Philips Electronics
  N.V. ...............................    27,100           756,614
Koninklijke Royal Philips Electronics
  N.V. (ADR) .........................     2,100            57,960
Numico N.V. ..........................     6,600           148,027
Royal Dutch Petroleum Co. ............    31,900         1,776,843
Royal Dutch Petroleum Co. (ADR) ......     1,200            66,324
VNU N.V. .............................    10,720           297,919
                                                        ----------
                                                         8,533,692
                                                        ----------
NORWAY (0.8%)
Norsk Hydro ASA ......................     5,700           271,924
Statoil ASA ..........................    70,900           633,011
                                                        ----------
                                                           904,935
                                                        ----------
PORTUGAL (0.2%)
Portugal Telecom, SGPS, S.A.
  (Registered)........................    23,460           165,658
                                                        ----------
RUSSIA (0.5%)
Lukoil Holding (ADR) .................     7,700           499,527
                                                        ----------


================================================================================
                                                      NUMBER           VALUE
                                                     OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
SINGAPORE (2.6%)
DBS Group Holdings Ltd.+ (Section)  ............     120,000       $  842,201
Oversea-Chinese Banking Corp. ..................      29,000          192,042
Singapore Airlines Ltd. ........................      31,000          226,341
Singapore Press Holdings Ltd. ..................       5,000           56,317
Singapore Technologies Engineering
  Ltd. .........................................     233,000          254,522
Singapore Telecommunications Ltd. (Section)  ...   1,265,600          981,363
United Overseas Bank Ltd. ......................      32,000          230,020
                                                                   ----------
                                                                    2,782,806
                                                                   ----------
SPAIN (1.9%)
Altadis S.A. ...................................      11,500          234,302
Banco Bilbao Vizcaya Argentaria, S.A............      67,000          757,634
Inditex S.A.* ..................................      30,400          641,890
Telefonica S.A. (ADR)* .........................       4,824          119,877
Telefonica S.A.* ...............................      31,803          266,972
                                                                   ----------
                                                                    2,020,675
                                                                   ----------
SWEDEN (3.6%)
Assa Abloy AB ..................................      33,500          472,036
AstraZeneca plc* ...............................      61,100        2,539,601
ForeningsSparbanken AB .........................      44,200          560,285
Svenska Hadelsbanken AB, Class A ...............      15,000          229,313
Telefonaktiebolaget LM Ericsson AB,
  Class B* .....................................      86,800          131,279
                                                                   ----------
                                                                    3,932,514
                                                                   ----------
SWITZERLAND (8.7%)
Compagnie Financiere Reichemont AG,
  Class A ......................................      43,946          999,511
Credit Suisse Group ............................      11,638          369,479
Holcim Ltd. (Registered) .......................       4,682          212,818
Holcim Ltd., Class B ...........................       3,760          862,756
Nestle S.A. (Registered) .......................       4,780        1,114,466
Novartis AG (Registered) .......................      34,032        1,496,603
Roche Holding AG ...............................       7,170          541,978
STMicroelectronics N.V. (New York
  Shares) ......................................      10,200          248,166
STMicroelectronics N.V. ........................      13,200          329,166
Swiss Reinsurance ..............................      21,541        2,105,903
Swisscom AG (Registered) .......................       2,857          831,204
UBS AG .........................................       6,349          319,306
                                                                   ----------
                                                                    9,431,356
                                                                   ----------
TAIWAN (1.0%)
Hon Hai Precision Industry Co., Ltd.
  (GDR) (Section) ..............................      20,124          164,443
Taiwan Semiconductor Manufacturing
  Co., Ltd. (ADR)* .............................      67,035          871,455
                                                                   ----------
                                                                    1,035,898
                                                                   ----------
TURKEY (0.0%)
Turkiye Is Bankasi (GDR)*+ .....................      13,688           35,397
                                                                   ----------
UNITED KINGDOM (12.7%)
ARM Holdings plc* ..............................      69,000          153,558
AstraZeneca plc ................................      24,900        1,030,858
BAE SYSTEMS plc ................................      78,352          400,096
BG Group plc ...................................      79,500          345,974
Billiton plc ...................................      21,000          114,437
BOC Group plc ..................................      20,200          313,758
Brambles Industries plc ........................      59,400          297,208
Centrica plc ...................................      84,100          260,233

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                NUMBER           VALUE
                                               OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Compass Group plc ........................       50,100      $  303,942
GlaxoSmithKline plc ......................       10,533         227,666
HBOS plc .................................       17,700         191,558
Infineon Technologies AG (ADR)* ..........        2,200          34,078
Lloyds TSB Group plc .....................       50,879         506,432
Marks & Spencer Group plc ................       68,000         386,364
National Grid Group plc ..................       47,400         336,693
Pearson plc ..............................       53,400         531,119
Prudential plc ...........................       68,500         626,486
Reuters Group plc ........................       41,500         220,139
Royal Bank of Scotland Group plc .........       59,000       1,672,764
Shire Pharmaceuticals Group plc* .........       19,500         172,398
Smiths Group plc .........................       76,142         988,857
Standard Chartered Bank plc ..............       39,900         425,736
Tate & Lyle plc ..........................       63,100         337,603
Unilever plc .............................       80,800         736,516
Vodafone Group plc .......................    2,081,718       2,855,842
Xstrata AG* ..............................       16,300         211,067
                                                             ----------
                                                             13,681,382
                                                             ----------
TOTAL COMMON STOCKS (90.9%)
  (Cost $120,761,610).....................                   98,253,356
                                                             ----------
PREFERRED STOCKS:
JAPAN (0.1%)
Sanwa International Finance Bermuda
  Trust* .................................   39,000,000         124,458
                                                             ----------
KOREA (0.8%)
Samsung Electronics Co., Ltd. ............        6,000         812,967
                                                             ----------
TOTAL PREFERRED STOCKS (0.9%)
  (Cost $927,617).........................                      937,425
                                                             ----------
CONVERTIBLE PREFERRED
  STOCKS:
LUXEMBOURG (0.1%)
Hellenic Exchange Financial SCA
  (Cost $85,824)..........................       89,000          95,219
                                                             ----------



================================================================================
                                             PRINCIPAL       VALUE
                                               AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (7.1%)
JPMorgan Chase Nassau
  1.31%, 7/1/02
  (Amortized Cost $7,734,906).........   $7,734,906      $   7,734,906
                                                         -------------
TOTAL INVESTMENTS (99.0%)
  (Cost/Amortized Cost
  $129,509,957).......................                     107,020,906
OTHER ASSETS LESS
  LIABILITIES (1.0%) .................                       1,037,728
                                                         -------------
NET ASSETS (100%) ....................                   $ 108,058,634
                                                         =============

--------------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

(Section)  Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $3,912,047 or 3.62% of net assets.

(i)        Illiquid security.

+ Securities (totaling $2,366,389 or 2.19% of net assets) valued at fair value.

           Glossary:
           ADR--American Depositary Receipt
           GDR--Global Depositary Receipt

================================================================================

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Consumer Discretionary ....................   16.5 %
Consumer Staples ..........................    6.5
Energy ....................................    4.7
Financials ................................   22.6
Health Care ...............................    9.2
Industrials ...............................    9.1
Information Technology ....................   14.8
Materials .................................    6.8
Telecommunications Services ...............    9.3
Utilities .................................    0.5
                                              -----
                                              100.0%
                                              =====

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
At June 30, 2002 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)


                                                    LOCAL
                                                  CONTRACT                            U.S. $         UNREALIZED
                                                   AMOUNT           COST ON           CURRENT       APPRECIATION
                                                   (000'S)     ORIGINATION DATE        VALUE       (DEPRECIATION)
                                                 ----------   ------------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 07/16/02 .........      1,650         $  881,622        $  924,980      $    43,358
European Union, expiring 07/15/02 ............        362            318,266           356,845           38,579
European Union, expiring 07/18/02 ............        786            691,048           775,322           84,274
European Union, expiring 07/22/02 ............        311            276,186           307,121           30,935
European Union, expiring 07/29/02 ............      1,063            952,000         1,048,920           96,920
European Union, expiring 08/21/02 ............        519            475,942           511,377           35,435
European Union, expiring 08/28/02 ............        334            306,618           329,199           22,581
European Union, expiring 08/30/02 ............        802            692,076           790,156           98,080
European Union, expiring 08/30/02 ............        588            544,368           579,561           35,193
European Union, expiring 09/18/02 ............      1,213          1,063,344         1,193,512          130,168
European Union, expiring 09/26/02 ............        184            160,897           181,195           20,298
European Union, expiring 09/30/02 ............      1,879          1,636,504         1,848,178          211,674
European Union, expiring 10/28/02 ............      1,441          1,271,330         1,415,367          144,037
European Union, expiring 11/21/02 ............        310            282,737           303,772           21,035
European Union, expiring 12/04/02 ............        502            465,768           492,860           27,092
European Union, expiring 09/12/02 ............        591            555,337           581,315           25,978
European Union, expiring 09/27/02 ............        479            463,146           471,570            8,424
Japanese Yen, expiring 07/16/02 ..............     56,388            442,262           470,791           28,529
Japanese Yen, expiring 07/16/03 ..............     56,388            442,262           470,791           28,529
                                                                                                    -----------
                                                                                                    $ 1,131,119
                                                                                                    ===========
FOREIGN CURRENCY SELL CONTRACTS
Australian Dollar, expiring 07/16/02 .........      1,650         $  884,524        $  924,980      $  (40,456)
Canadian Dollar, expiring 08/21/02 ...........        736            475,942           483,379          (7,437)
Canadian Dollar, expiring 08/30/02 ...........        836            544,368           548,576          (4,208)
British Pound, expiring 09/12/02 .............        382            555,337           580,249         (24,912)
British Pound, expiring 09/26/02 .............        114            160,897           172,795         (11,898)
British Pound, expiring 10/28/02 .............        887          1,271,330         1,342,303         (70,973)
Japanese Yen, expiring 07/15/02 ..............     41,660            318,266           347,808         (29,542)
Japanese Yen, expiring 07/16/02 ..............    112,776            872,863           941,582         (68,719)
Japanese Yen, expiring 07/18/02 ..............     90,217            691,048           753,316         (62,268)
Japanese Yen, expiring 07/22/02 ..............     35,692            276,186           298,090         (21,904)
Japanese Yen, expiring 08/28/02 ..............     38,193            306,618           319,600         (12,982)
Japanese Yen, expiring 09/27/02 ..............     56,180            463,146           470,827          (7,681)
Japanese Yen, expiring 08/30/02 ..............     91,768            692,076           768,007         (75,931)
Japanese Yen, expiring 08/30/02 ..............     63,878            480,000           534,597         (54,597)
Japanese Yen, expiring 09/18/02 ..............    135,501          1,063,344         1,135,075         (71,731)
Japanese Yen, expiring 09/30/02 ..............    214,856          1,636,504         1,800,896        (164,392)
Japanese Yen, expiring 11/21/02 ..............     35,262            282,737           296,459         (13,722)
Mexican Peso, expiring 12/04/02 ..............      4,673            465,768           452,218          13,550
                                                                                                    ----------
                                                                                                    $ (729,803)
                                                                                                    ==========

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $16,537,887
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,743,359

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $    6,400,863
Aggregate gross unrealized depreciation .........        (28,889,914)
                                                      --------------
Net unrealized depreciation .....................     $  (22,489,051)
                                                      ==============
Federal income tax cost of investments ..........     $  129,509,957
                                                      ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $10,742,695 which was secured by collateral of $11,050,995.


The Portfolio has a net capital loss carryforward of $7,831,255 which expires in the year 2009.








                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
COMPUTER & ELECTRONICS RETAIL (0.6%)
RadioShack Corp. ..........................     21,900        $    658,314
                                                              ------------
GENERAL MERCHANDISE STORES (2.1%)
Costco Wholesale Corp.* ...................     35,400           1,367,148
Wal-Mart Stores, Inc. .....................     18,000             990,180
                                                              ------------
                                                                 2,357,328
                                                              ------------
HOME IMPROVEMENT RETAIL (1.2%)
Lowe's Cos., Inc. .........................     30,000           1,362,000
                                                              ------------
HOTELS (1.0%)
Carnival Corp. ............................     26,500             733,785
Starwood Hotels & Resorts
  Worldwide, Inc. .........................      9,500             312,455
                                                              ------------
                                                                 1,046,240
                                                              ------------
INTERNET RETAIL (1.1%)
Amazon.com, Inc.(caret)* ..................     78,000           1,267,500
                                                              ------------
MEDIA (6.9%)
AOL Time Warner, Inc.* ....................     50,650             745,061
Cablevision New York Group,
  Class A* ................................     51,600             488,136
Cablevision Systems Corp.--
  Rainbow Media Group,
  Class A(caret)* .........................     35,050             306,688
Charter Communications, Inc.,
  Class A(caret)* .........................     59,300             241,944
Cox Communications, Inc.,
  Class A(caret)* .........................     16,000             440,800
Entercom Communications
  Corp.(caret)* ...........................      4,800             220,320
Fox Entertainment Group, Inc.,
  Class A* ................................     19,400             421,950
Interpublic Group Cos., Inc. ..............     13,800             341,688
Knight Ridder, Inc. .......................      4,300             270,685
Liberty Media Corp., Class A* .............    106,800           1,068,000
Radio One, Inc., Class D(caret)* ..........     24,500             364,315
TMP Worldwide, Inc.(caret)* ...............     16,800             361,200
USA Interactive(caret)* ...................     61,500           1,442,175
Viacom, Inc., Class B* ....................     23,000           1,020,510
                                                              ------------
                                                                 7,733,472
                                                              ------------
RESTAURANTS (0.7%)
McDonald's Corp. ..........................     27,600             785,220
                                                              ------------
SPECIALTY STORES (0.7%)
AutoNation, Inc.* .........................     18,900             274,050
Williams-Sonoma, Inc.(caret)* .............     16,200             496,692
                                                              ------------
                                                                   770,742
                                                              ------------
  TOTAL CONSUMER DISCRETIONARY.............                     15,980,816
                                                              ------------
CONSUMER STAPLES (5.8%)
BEVERAGES (3.1%)
Anheuser-Busch Cos., Inc. .................     15,500             775,000
PepsiCo, Inc. .............................     56,500           2,723,300
                                                              ------------
                                                                 3,498,300
                                                              ------------
FOOD PRODUCTS (1.9%)
Campbell Soup Co. .........................     47,200           1,305,552
Philip Morris Cos., Inc. ..................     19,000             829,920
                                                              ------------
                                                                 2,135,472
                                                              ------------


================================================================================
                                               NUMBER             VALUE
                                             OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Clorox Co. ................................    19,900         $    822,865
                                                              ------------
  TOTAL CONSUMER STAPLES ..................                      6,456,637
                                                              ------------
ENERGY (8.7%)
INTEGRATED OIL & GAS (2.9%)
Exxon Mobil Corp. .........................    42,416            1,735,663
Royal Dutch Petroleum Co.
  (ADR) ...................................    26,600            1,470,182
                                                              ------------
                                                                 3,205,845
                                                              ------------
OIL & GAS EQUIPMENT &
  SERVICES (4.5%)
Baker Hughes, Inc. ........................    84,100            2,799,689
BJ Services Co.* ..........................    16,400              555,632
El Paso Corp. .............................    35,800              737,838
Weatherford International, Inc.*...........    21,500              928,800
                                                              ------------
                                                                 5,021,959
                                                              ------------
OIL & GAS EXPLORATION &
  PRODUCTION (1.3%)
Unocal Corp. ..............................    39,500            1,459,130
                                                              ------------
  TOTAL ENERGY ............................                      9,686,934
                                                              ------------
FINANCIALS (20.6%)
BANKS (5.1%)
Bank One Corp. ............................    78,300            3,012,984
Washington Mutual, Inc. ...................    70,600            2,619,966
                                                              ------------
                                                                 5,632,950
                                                              ------------
DIVERSIFIED FINANCIALS (11.0%)
AmeriCredit Corp.(caret) * ................    35,600              998,580
Household International, Inc. .............    22,400            1,113,280
IndyMac Bancorp, Inc.(caret) * ............    10,200              231,336
JP Morgan Chase & Co. .....................    65,000            2,204,800
SLM Corp. .................................    79,900            7,742,310
                                                              ------------
                                                                12,290,306
                                                              ------------
INSURANCE (4.1%)
Cincinnati Financial Corp. ................    19,000              884,070
Everest Reinsurance Group Ltd..............     8,000              447,600
Hartford Financial Services
  Group, Inc. .............................    15,500              921,785
PMI Group, Inc. ...........................    30,100            1,149,820
Principal Financial Group* ................     6,600              204,600
XL Capital Ltd., Class A ..................    11,000              931,700
                                                              ------------
                                                                 4,539,575
                                                              ------------
REAL ESTATE (0.4%)
Equity Office Properties Trust ............    16,000              481,600
                                                              ------------
  TOTAL FINANCIALS ........................                     22,944,431
                                                              ------------
HEALTH CARE (19.7%)
HEALTH CARE EQUIPMENT &
  SERVICES (6.0%)
Applied Biosystems Group--
  Applera Corp. ...........................    67,200            1,309,728
Becton, Dickinson & Co. ...................    20,400              702,780
Guidant Corp.* ............................    57,900            1,750,317
Lincare Holdings, Inc.* ...................    31,700            1,023,910
Medtronic, Inc. ...........................    45,200            1,936,820
                                                              ------------
                                                                 6,723,555
                                                              ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
PHARMACEUTICALS (13.7%)
Allergan, Inc. ..............................    37,700            $  2,516,475
AstraZeneca Group plc (ADR)(caret) ..........    74,500               3,054,500
Forest Laboratories, Inc.* ..................    39,200               2,775,360
Pfizer, Inc. ................................   197,100               6,898,500
                                                                   ------------
                                                                     15,244,835
                                                                   ------------
  TOTAL HEALTH CARE .........................                        21,968,390
                                                                   ------------
INDUSTRIALS (9.4%)
AEROSPACE & DEFENSE (0.4%)
United Technologies Corp. ...................     7,400                 502,460
                                                                   ------------
BUILDING PRODUCTS (0.6%)
American Standard Cos., Inc.* ...............     8,500                 638,350
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES (1.3%)
CheckFree Corp.(caret) * ....................    11,800                 184,552
Robert Half International, Inc.*.............    24,000                 559,200
Sabre Holdings Corp.* .......................    20,800                 744,640
                                                                   ------------
                                                                      1,488,392
                                                                   ------------
CONSTRUCTION & ENGINEERING (0.8%)
Fluor Corp. .................................    23,300                 907,535
                                                                   ------------
ELECTRICAL EQUIPMENT (0.8%)
Emerson Electric Co. ........................    15,800                 845,458
                                                                   ------------
INDUSTRIAL CONGLOMERATES (4.5%)
General Electric Co. ........................   112,200               3,259,410
Tyco International Ltd. .....................   110,400               1,491,504
Vivendi Universal S.A. (ADR)(caret) .........    11,700                 251,550
                                                                   ------------
                                                                      5,002,464
                                                                   ------------
MACHINERY (1.0%)
Ingersoll-Rand Co., Class A .................    14,700                 671,202
Navistar International Corp. ................    14,300                 457,600
                                                                   ------------
                                                                      1,128,802
                                                                   ------------
  TOTAL INDUSTRIALS .........................                        10,513,461
                                                                   ------------
INFORMATION TECHNOLOGY (11.0%)
APPLICATION SOFTWARE (0.5%)
Cadence Design Systems, Inc.* ...............    26,700                 430,404
Macromedia, Inc.* ...........................    21,100                 187,157
                                                                   ------------
                                                                        617,561
                                                                   ------------
COMPUTER HARDWARE (0.4%)
Hewlett-Packard Co. .........................     9,361                 143,036
International Business Machines
  Corp. .....................................     5,000                 360,000
                                                                   ------------
                                                                        503,036
                                                                   ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.0%)
Agilent Technologies, Inc.* .................    11,000                 260,150
Koninklijke Royal Philips
  Electronics N.V. (ADR) ....................    31,200                 861,120
                                                                   ------------
                                                                      1,121,270
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.5%)
Polycom, Inc.(caret) * ......................    22,500                 269,775
VeriSign, Inc.(caret) * .....................    36,200                 260,278
                                                                   ------------
                                                                        530,053
                                                                   ------------

================================================================================
                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
NETWORKING EQUIPMENT (1.3%)
Cisco Systems, Inc.* ........................   101,500            $  1,415,925
                                                                   ------------
SEMICONDUCTOR EQUIPMENT (2.5%)
Applied Materials, Inc.* ....................    52,400                 996,648
ASML Holding N.V. (New York
  Shares)* ..................................    20,400                 308,448
KLA-Tencor Corp.* ...........................    11,400                 501,486
Lam Research Corp.* .........................    35,000                 629,300
Teradyne, Inc.* .............................    13,200                 310,200
                                                                   ------------
                                                                      2,746,082
                                                                   ------------
SEMICONDUCTORS (0.7%)
Altera Corp.* ...............................    21,100                 286,960
Applied Micro Circuits Corp.* ...............    36,000                 170,280
Broadcom Corp., Class A* ....................    20,700                 363,078
                                                                   ------------
                                                                        820,318
                                                                   ------------
SYSTEMS SOFTWARE (2.3%)
Microsoft Corp.* ............................    37,600               2,056,720
Network Associates, Inc.(caret)* ............    20,300                 391,181
VERITAS Software Corp.* .....................     3,700                  73,223
                                                                   ------------
                                                                      2,521,124
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT (1.8%)
Amdocs Ltd.* ................................    30,700                 231,785
Corning, Inc.(caret) ........................    46,000                 163,300
General Motors Corp., Class H*...............    65,300                 679,120
JDS Uniphase Corp.* .........................    17,000                  45,390
Nokia OYJ (ADR) .............................    45,400                 657,392
QUALCOMM, Inc.* .............................     9,500                 261,155
                                                                   ------------
                                                                      2,038,142
                                                                   ------------
  TOTAL INFORMATION TECHNOLOGY ..............                        12,313,511
                                                                   ------------
MATERIALS (2.4%)
CHEMICALS (2.3%)
Air Products & Chemicals, Inc. ..............    26,500               1,337,455
Ashland, Inc. ...............................     9,100                 368,550
Du Pont (E.I.) de Nemours &
  Co. .......................................    12,500                 555,000
NOVA Chemicals Corp. ........................    15,500                 349,370
                                                                   ------------
                                                                      2,610,375
                                                                   ------------
METALS & MINING (0.1%)
Newmont Mining Corp. ........................     3,200                  84,256
                                                                   ------------
  TOTAL MATERIALS ...........................                         2,694,631
                                                                   ------------
TELECOMMUNICATION SERVICES (3.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.1%)
AT&T Corp. ..................................    88,200                 943,740
SBC Communications, Inc. ....................    19,600                 597,800
Sprint Corp. (FON Group) ....................    77,700                 824,397
                                                                   ------------
                                                                      2,365,937
                                                                   ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.9%)
Sprint Corp. (PCS Group)(caret)* ............   210,900                 942,723
                                                                   ------------
  TOTAL TELECOMMUNICATION
     SERVICES ...............................                         3,308,660
                                                                   ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
                                    NUMBER          VALUE
                                  OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
UTILITIES (2.6%)
ELECTRIC UTILITIES (0.8%)
AES Corp.* ...................     174,900      $    947,958
                                                ------------
GAS UTILITIES (1.0%)
Kinder Morgan Management
  LLC* .......................      17,641           538,061
NiSource, Inc. ...............      24,000           523,920
                                                ------------
                                                   1,061,981
                                                ------------
MULTI--UTILITIES (0.8%)
Williams Cos., Inc. ..........     145,100           869,149
                                                ------------
  TOTAL UTILITIES ............                     2,879,088
                                                ------------
TOTAL COMMON STOCKS (97.5%)
  (Cost $125,646,566).........                   108,746,559
                                                ------------



================================================================================
                                            PRINCIPAL           VALUE
                                             AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (2.9%)
JPMorgan Chase Nassau
  1.31%, 7/1/02
  (Amortized Cost $3,269,806).........    $ 3,269,806       $   3,269,806
                                                            -------------
TOTAL INVESTMENTS (100.4%)
 (Cost/Amortized Cost
  $128,916,372).......................                        112,016,365
OTHER ASSETS LESS
LIABILITIES (-0.4%) ..................                           (447,764)
                                                            -------------
NET ASSETS (100%) ....................                      $ 111,568,601
                                                            =============

----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $41,408,209
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     17,720,648

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........    $  10,227,982
Aggregate gross unrealized depreciation .........      (27,127,989)
                                                     -------------
Net unrealized depreciation .....................    $ (16,900,007)
                                                     =============
Federal income tax cost of investments ..........    $ 128,916,372
                                                     =============

At June 30, 2002, the Portfolio had loaned securities with a total value $7,509,588 which was secured by collateral of $7,603,685.

The Portfolio has a net capital loss carryforward of $949,178 which expires in the year 2009.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
COMPUTER & ELECTRONICS RETAIL (0.4%)
RadioShack Corp. ............................    24,000             $  721,440
                                                                    ----------
GENERAL MERCHANDISE STORES (0.4%)
Wal-Mart Stores, Inc. .......................    13,000                715,130
                                                                    ----------
HOME IMPROVEMENT RETAIL (2.0%)
Lowe's Cos., Inc. ...........................    89,300              4,054,220
                                                                    ----------
HOTELS (1.0%)
Carnival Corp. ..............................    51,200              1,417,728
Starwood Hotels & Resorts
  Worldwide, Inc. ...........................    18,400                605,176
                                                                    ----------
                                                                     2,022,904
                                                                    ----------
HOUSEHOLD DURABLES (0.1%)
Sony Corp. (ADR)(caret) .....................     5,200                276,120
                                                                    ----------
INTERNET RETAIL (0.5%)
eBay, Inc.* .................................    13,900                856,518
                                                                    ----------
LEISURE PRODUCTS (0.2%)
Hasbro, Inc. ................................    33,800                458,328
                                                                    ----------
MEDIA (6.5%)
AOL Time Warner, Inc.* ......................   105,200              1,547,492
Cablevision New York Group,
  Class A* ..................................    58,000                548,680
Cablevision Systems Corp. -
  Rainbow Media Group,
  Class A(caret)* ...........................    56,900                497,875
Charter Communications, Inc.,
  Class A(caret)* ...........................    62,500                255,000
Cox Communications, Inc.,
  Class A(caret)* ...........................    41,800              1,151,590
Entercom Communications
  Corp.* ....................................     8,100                371,790
Fox Entertainment Group, Inc.,
  Class A* ..................................     2,800                 60,900
Gannett Co., Inc. ...........................     8,200                622,380
Knight Ridder, Inc. .........................     8,300                522,485
Liberty Media Corp., Class A* ...............   166,800              1,668,000
Radio One, Inc., Class D(caret)* ............     8,000                118,960
Thomson Corp. ...............................    13,000                409,760
TMP Worldwide, Inc.(caret)* .................    60,100              1,292,150
USA Interactive(caret)* .....................    77,400              1,815,030
Viacom, Inc., Class A* ......................    16,000                711,360
Viacom, Inc., Class B(caret)* ...............    13,200                585,684
Walt Disney Co. .............................    35,400                669,060
                                                                    ----------
                                                                    12,848,196
                                                                    ----------
RESTAURANTS (0.5%)
McDonald's Corp. ............................    34,800                990,060
                                                                    ----------
SPECIALTY STORES (0.9%)
AutoNation, Inc.* ...........................    58,100                842,450
Williams-Sonoma, Inc.(caret)* ...............    28,800                883,008
                                                                    ----------
                                                                     1,725,458
                                                                    ----------
 TOTAL CONSUMER DISCRETIONARY................                       24,668,374
                                                                    ----------
CONSUMER STAPLES (5.9%)
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc. ...................    35,700              1,785,000
PepsiCo, Inc. ...............................    28,800              1,388,160
                                                                    ----------
                                                                     3,173,160
                                                                    ----------


================================================================================
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
FOOD PRODUCTS (3.7%)
Campbell Soup Co. ...........................    85,900             $2,375,994
General Mills, Inc. .........................    21,700                956,536
H.J. Heinz Co. ..............................    41,800              1,717,980
Kellogg Co. .................................    13,700                491,282
Kraft Foods, Inc., Class A ..................    16,000                655,200
Philip Morris Cos., Inc. ....................    26,900              1,174,992
                                                                    ----------
                                                                     7,371,984
                                                                    ----------
HOUSEHOLD PRODUCTS (0.3%)
Clorox Co. ..................................    13,600                562,360
                                                                    ----------
PERSONAL PRODUCTS (0.3%)
Estee Lauder Cos., Inc.,
  Class A(caret) ............................    18,500                651,200
                                                                    ----------
 TOTAL CONSUMER STAPLES .....................                       11,758,704
                                                                    ----------
ENERGY (8.1%)
INTEGRATED OIL & GAS (3.8%)
Exxon Mobil Corp. ...........................    83,000              3,396,360
Royal Dutch Petroleum Co.
  (ADR) .....................................    59,300              3,277,511
Shell Transport & Trading Co.
  plc (ADR) .................................    17,500                787,675
                                                                    ----------
                                                                     7,461,546
                                                                    ----------
OIL & GAS DRILLING (0.3%)
Transocean Sedco Forex, Inc. ................    20,000                623,000
                                                                    ----------
OIL & GAS EQUIPMENT & SERVICES (3.1%)
Baker Hughes, Inc. ..........................    76,600              2,550,014
BJ Services Co.* ............................    19,600                664,048
El Paso Corp. ...............................    37,200                766,692
Schlumberger Ltd. ...........................    17,200                799,800
Weatherford International, Inc.*.............    32,300              1,395,360
                                                                    ----------
                                                                     6,175,914
                                                                    ----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Unocal Corp. ................................    47,900              1,769,426
                                                                    ----------
 TOTAL ENERGY ...............................                       16,029,886
                                                                    ----------
FINANCIALS (17.7%)
BANKS (6.1%)
Bank of America Corp. .......................     8,300                583,988
Bank One Corp. ..............................   108,700              4,182,776
Washington Mutual, Inc. .....................   154,150              5,720,506
Wells Fargo & Co. ...........................    33,600              1,682,016
                                                                    ----------
                                                                    12,169,286
                                                                    ----------
DIVERSIFIED FINANCIALS (7.6%)
AmeriCredit Corp.(caret)* ...................    28,200                791,010
Citigroup, Inc. .............................    27,633              1,070,779
Fannie Mae ..................................     9,500                700,625
Household International, Inc. ...............    31,000              1,540,700
IndyMac Bancorp, Inc.* ......................    18,300                415,044
JP Morgan Chase & Co. .......................   108,600              3,683,712
SLM Corp. ...................................    70,900              6,870,210
                                                                    ----------
                                                                    15,072,080
                                                                    ----------
INSURANCE (4.0%)
Allstate Corp. ..............................     1,800                 66,564
Berkshire Hathaway, Inc.,
  Class A* ..................................        47              3,139,600
Cincinnati Financial Corp. ..................    20,200                939,906

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Hartford Financial Services
  Group, Inc. ..............................     12,300            $  731,481
PMI Group, Inc. ............................     27,400             1,046,680
Principal Financial Group* .................      8,700               269,700
XL Capital Ltd., Class A ...................     21,700             1,837,990
                                                                   ----------
                                                                    8,031,921
                                                                   ----------
 TOTAL FINANCIALS ..........................                       35,273,287
                                                                   ----------
HEALTH CARE (14.9%)
HEALTH CARE EQUIPMENT &
  SERVICES (4.7%)
Applied Biosystems Group -
  Applera Corp. ............................   132,000              2,572,680
Becton, Dickinson & Co. ....................    29,800              1,026,610
Guidant Corp.* .............................    88,674              2,680,615
Lincare Holdings, Inc.* ....................    18,700                604,010
Medtronic, Inc. ............................    42,700              1,829,695
PacifiCare Health Systems, Inc.*............     2,000                 54,400
Quintiles Transnational Corp.* .............    41,300                515,837
                                                                   ----------
                                                                    9,283,847
                                                                   ----------
PHARMACEUTICALS (10.2%)
Allergan, Inc. .............................    51,300              3,424,275
AstraZeneca Group plc (ADR) ................   165,700              6,793,700
Eli Lilly & Co. ............................    18,800              1,060,320
Forest Laboratories, Inc.* .................    47,400              3,355,920
Pfizer, Inc. ...............................   164,000              5,740,000
                                                                   ----------
                                                                   20,374,215
                                                                   ----------
 TOTAL HEALTH CARE .........................                       29,658,062
                                                                   ----------
INDUSTRIALS (9.1%)
AEROSPACE & DEFENSE (1.4%)
United Technologies Corp. ..................    41,800              2,838,220
                                                                   ----------
BUILDING PRODUCTS (0.5%)
American Standard Cos., Inc.* ..............    13,400              1,006,340
                                                                   ----------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
CheckFree Corp.(caret)* ....................    61,100                955,604
Robert Half International, Inc.*............    41,400                964,620
Sabre Holdings Corp.* ......................    20,700                741,060
                                                                   ----------
                                                                    2,661,284
                                                                   ----------
CONSTRUCTION & ENGINEERING (1.0%)
Fluor Corp. ................................    50,200              1,955,290
                                                                   ----------
ELECTRICAL EQUIPMENT (0.7%)
Emerson Electric Co. .......................    26,900              1,439,419
                                                                   ----------
INDUSTRIAL CONGLOMERATES (2.1%)
General Electric Co. .......................    97,400              2,829,470
Tyco International Ltd. ....................    84,600              1,142,946
Vivendi Universal S.A. (ADR) ...............     8,500                182,750
                                                                   ----------
                                                                    4,155,166
                                                                   ----------
MACHINERY (1.7%)
Dover Corp. ................................    13,000                455,000
Illinois Tool Works, Inc. ..................    21,000              1,434,300
Ingersoll-Rand Co., Class A ................    16,000                730,560
Navistar International Corp. ...............    24,200                774,400
                                                                   ----------
                                                                    3,394,260
                                                                   ----------
RAILROADS (0.3%)
Union Pacific Corp. ........................     9,700                613,816
                                                                   ----------
 TOTAL INDUSTRIALS .........................                       18,063,795
                                                                   ----------



================================================================================
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (16.9%)
APPLICATION SOFTWARE (0.4%)
Cadence Design Systems, Inc.* ..............    36,100             $  581,932
Macromedia, Inc.* ..........................    24,600                218,202
                                                                   ----------
                                                                      800,134
                                                                   ----------
COMPUTER HARDWARE (0.8%)
Hewlett-Packard Co. ........................    62,535                955,535
International Business Machines
  Corp. ....................................     8,100                583,200
                                                                   ----------
                                                                    1,538,735
                                                                   ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.2%)
Agilent Technologies, Inc.* ................    76,804              1,816,414
Koninklijke Royal Philips
  Electronics N.V. (ADR) ...................    24,400                673,440
                                                                   ----------
                                                                    2,489,854
                                                                   ----------
INTERNET SOFTWARE & SERVICES (0.7%)
Polycom, Inc.* .............................    25,100                300,949
VeriSign, Inc.* ............................    96,100                690,959
Yahoo!, Inc.* ..............................    22,500                332,100
                                                                   ----------
                                                                    1,324,008
                                                                   ----------
NETWORKING EQUIPMENT (1.4%)
Cisco Systems, Inc.* .......................   194,400              2,711,880
                                                                   ----------
SEMICONDUCTOR EQUIPMENT (6.2%)
Applied Materials, Inc.* ...................   270,500              5,144,910
ASML Holding N.V. (New York
  Shares)* .................................    33,000                498,960
Credence Systems Corp.* ....................    12,500                222,125
KLA-Tencor Corp.* ..........................    77,400              3,404,826
Lam Research Corp.* ........................    24,700                444,106
Novellus Systems, Inc.* ....................    12,900                438,600
Teradyne, Inc.* ............................    95,700              2,248,950
                                                                   ----------
                                                                   12,402,477
                                                                   ----------
SEMICONDUCTORS (2.7%)
Altera Corp.* ..............................    89,500              1,217,200
Applied Micro Circuits Corp.* ..............   141,400                668,822
Broadcom Corp., Class A* ...................    29,700                520,938
Intel Corp. ................................    32,500                593,775
Linear Technology Corp. ....................    17,200                540,596
PMC-Sierra, Inc.* ..........................    95,800                888,066
Xilinx, Inc.* ..............................    39,900                894,957
                                                                   ----------
                                                                    5,324,354
                                                                   ----------
SYSTEMS SOFTWARE (1.2%)
Microsoft Corp.* ...........................    42,400              2,319,280
VERITAS Software Corp.* ....................     7,500                148,425
                                                                   ----------
                                                                    2,467,705
                                                                   ----------
TELECOMMUNICATIONS EQUIPMENT (2.3%)
Amdocs Ltd.* ...............................    35,000                264,250
Corning, Inc.(caret) .......................    82,500                292,875
General Motors Corp., Class H*..............    33,600                349,440
JDS Uniphase Corp.* ........................    24,500                 65,415
Nokia OYJ (ADR) ............................   132,100              1,912,808
Nortel Networks Corp.(caret)* ..............    78,000                113,100
QUALCOMM, Inc.* ............................    55,600              1,528,444

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson
  AB (ADR)* .........................     31,000               $    44,640
                                                               -----------
                                                                 4,570,972
                                                               -----------
 TOTAL INFORMATION TECHNOLOGY........                           33,630,119
                                                               -----------
MATERIALS (2.0%)
CHEMICALS (2.0%)
Air Products & Chemicals, Inc. ......     30,600                 1,544,382
Ashland, Inc. .......................     14,300                   579,150
Dow Chemical Co. ....................     16,300                   560,394
Du Pont (E.I.) de Nemours &
  Co. ...............................     14,000                   621,600
NOVA Chemicals Corp. ................     28,000                   631,120
                                                               -----------
                                                                 3,936,646
                                                               -----------
METALS & MINING (0.0%)
Newmont Mining Corp. ................      4,000                   105,320
                                                               -----------
 TOTAL MATERIALS ....................                            4,041,966
                                                               -----------
TELECOMMUNICATION SERVICES (2.4%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.6%)
AT&T Corp. ..........................     91,200                   975,840
SBC Communications, Inc. ............     20,300                   619,150
Sprint Corp. (FON Group) ............    145,500                 1,543,755
                                                               -----------
                                                                 3,138,745
                                                               -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Sprint Corp. (PCS Group)(caret)* ....    363,400                 1,624,398
                                                               -----------
 TOTAL TELECOMMUNICATION
   SERVICES .........................                            4,763,143
                                                               -----------
UTILITIES (1.9%)
ELECTRIC UTILITIES (0.9%)
AES Corp.* ..........................    294,300                 1,595,106
Edison International* ...............     10,900                   185,300
                                                               -----------
                                                                 1,780,406
                                                               -----------
GAS UTILITIES (0.6%)
Kinder Morgan Management
  LLC* ..............................     35,643                 1,087,112
                                                               -----------
MULTI-UTILITIES (0.4%)
Williams Cos., Inc. .................    147,000                   880,523
                                                               -----------
 TOTAL UTILITIES ....................                            3,748,041
                                                               -----------
TOTAL COMMON STOCKS (91.4%)
  (Cost $212,675,482)................                          181,635,377
                                                               -----------
CONVERTIBLE PREFERRED
  STOCKS:
CONSUMER DISCRETIONARY (0.8%)
AUTOMOBILES (0.7%)
Ford Motor Co. Capital Trust II .....     25,300                 1,423,125
                                                               -----------


================================================================================
                                              NUMBER           VALUE
                                            OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
MEDIA (0.1%)
Cablevision Systems - New York
  Group .............................          10,300       $   151,410
                                                            -----------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (0.8%)
  (Cost $1,663,804)..................                         1,574,535
                                                            -----------


                                             PRINCIPAL
                                              AMOUNT
                                          --------------
CONVERTIBLE BONDS:
CONSUMER DISCRETIONARY (0.5%)
INTERNET RETAIL (0.5%)
Amazon.com, Inc.
  4.75% , 2/1/09 ......................   $ 1,472,000           960,480
                                                                -------
INFORMATION TECHNOLOGY (0.1%)
TELECOMMUNICATIONS EQUIPMENT (0.1%)
Nortel Networks Corp.  (Section)
  4.25%, 9/1/08 .......................       531,000           240,941
                                                                -------
MATERIALS (0.3%)
METALS & MINING (0.3%)
Freeport-McMoran Copper &
  Gold, Inc.  (Section)
  8.25%, 1/31/06 ......................       432,000           648,540
                                                                -------
TOTAL CONVERTIBLE BONDS (0.9%)
  (Cost $1,916,616) ...................                       1,849,961
                                                              ---------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (6.9%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $13,779,249).........    13,779,249        13,779,249
                                                             ----------
TOTAL INVESTMENTS (100.0%)
  (Cost/Amortized Cost
  $230,035,151)........................                     198,839,122
OTHER ASSETS LESS
  LIABILITIES (0.0%) ..................                          99,066
                                                            -----------
NET ASSETS (100%) .....................                    $198,938,188
                                                           ============


-----------------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

(Section)  Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $889,481 or 0.45% of net assets.

           Glossary:
           ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $61,418,987
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     27,184,624

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........     $  15,074,280
Aggregate gross unrealized depreciation .........       (46,270,309)
                                                      -------------
Net unrealized depreciation .....................     $ (31,196,029)
                                                      =============
Federal income tax cost of investments ..........     $ 230,035,151
                                                      =============

At June 30, 2002, the Portfolio had loaned securities with a total value $10,649,900 which was secured by collateral of $11,099,650.









                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BRAZIL (2.3%)
Banco Bradesco S A. (ADR) .........       15,340           $       302,965
Banco Itau S.A. (ADR) .............       11,150                   312,200
Brasil Telecom S.A. ...............      319,314                     1,266
Centrais Electricas Brasileiras
  S.A. (ADR) ......................   16,477,000                   169,944
Cia Energetica de Minas Gerais
  S.A. (ADR) ......................       28,628                   321,779
Companhia Vale do Rio Doce
  (ADR)* ..........................       11,700                   323,739
Companhia Vale do Rio Doce
  (ADR) ...........................        2,452                    63,629
Empresa Bras de Aeronautica
  (ADR) ...........................       31,573                   675,662
Petroleo Brasilerio Petrobyes
  S.A. (ADR) ......................      101,645                 1,916,577
Tele Celular Sul Participacoes
  S.A. (ADR) ......................       13,861                   152,748
Tele Norte Leste Participacoes
  S.A. (ADR) ......................       28,000                   278,600
Votorantim Celulose e Papel
  S.A.(ADR) .......................       20,000                   378,000
                                                           ---------------
                                                                 4,897,109
                                                           ---------------
CHILE (0.3%)
Compania de Telecomunicaciones
  de Chile S.A. ...................       49,710                   608,948
Enersis S.A. (ADR)* ...............        8,000                    46,320
                                                           ---------------
                                                                   655,268
                                                           ---------------
CHINA (1.9%)
China Eastern Airlines Corp.
  Ltd., Class H(caret) ............    2,545,000                   427,430
Huaneng Power International,
  Inc., Class H(caret) ............      956,000                   784,410
People's Food Holdings Ltd. .......    1,023,000                   729,556
Shandong International Power
  Development Co. Ltd.,
  Class H .........................    1,783,000                   480,038
Sinopec Shanghai Petrochemical
  Co. Ltd. ........................    4,904,000                   729,313
Travelsky Technology Ltd.,
  Class H .........................      534,000                   366,269
Yanzhou Coal Mining Co., Ltd.,
  Class H .........................    1,422,000                   524,135
                                                           ---------------
                                                                 4,041,151
                                                           ---------------
HONG KONG (4.2%)
China Merchants Holdings
  International Co., Ltd.(caret) ..      399,000                   306,923
China Mobile (Hong Kong)
  Ltd.*(caret) ....................    1,559,000                 4,617,039
China Southern Airlines Co.,
  Ltd. ............................    1,096,000                   446,128
CNOOC Ltd. ........................      960,500                 1,286,824
Cosco Pacific Ltd. ................      832,000                   661,333
Legend Holdings Ltd. ..............      858,000                   313,500
PetroChina Company Ltd. ...........    2,872,000                   611,221
Shanghai Industrial Holdings
  Ltd.(caret) .....................      214,000                   412,910
TPV Technology Ltd. ...............      754,000                   273,083
                                                           ---------------
                                                                 8,928,961
                                                           ---------------


================================================================================
                                          NUMBER                 VALUE
                                        OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
HUNGARY (1.5%)
Magyar Olaj-es Gazipari Rt. .......       24,203           $       457,913
Magyar Olaj-es Gazipari Rt.
  (GDR) (Registered) ..............          910                    17,472
Matav Rt. .........................      147,096                   470,560
Matav Rt. (ADR) ...................       14,569                   233,104
OTP Bank Rt. (GDR) ................        7,964                   132,999
OTP Bank Rt. ......................      145,676                 1,145,945
Richter Gedeon Rt. ................        7,569                   433,579
Richter Gedeon (Registered)
  (GDR) ...........................        4,838                   277,604
                                                           ---------------
                                                                 3,169,176
                                                           ---------------
INDIA (5.6%)
Bharat Heavy Electricals Ltd. .....      133,676                   485,896
Bharat Petroleum Corp., Ltd. ......       60,700                   331,763
Colgate-Palmolive (India) .........       86,694                   250,004
Container Corp. of India Ltd. .....      107,300                   654,868
Dabur India Ltd. ..................       57,314                    60,000
Dr. Reddy's Laboratories Ltd. .....       23,400                   452,890
Gujarat Ambuja Cements Ltd.
  (GDR) ...........................      103,332                   431,643
HDFC Bank Ltd. ....................       33,378                   137,720
HDFC Bank Ltd. (ADR) ..............       18,600                   239,940
Hero Honda Motors Ltd. ............      148,215                   935,520
Hindalco Industries Ltd. ..........       29,707                   432,016
Hindustan Lever Ltd. ..............      134,000                   530,268
Hindustan Petroleum ...............       75,364                   408,980
Housing Development Finance
  Corp., Ltd. .....................       31,939                   425,744
Infosys Technologies Ltd. .........       13,930                   936,526
ITC Ltd. ..........................       11,250                   147,337
ITC Ltd. (GDR) ....................       11,250                   149,625
Mahanagar Telephone Nigam
  Ltd. ............................      151,248                   440,650
Morgan Stanley Growth Fund* .......    4,408,259                   812,000
Oil & Natural Gas Corp. Ltd. ......       34,750                   231,465
Ranbaxy Laboratories Ltd. .........       37,500                   677,088
Reliance Industries Ltd. ..........       29,550                   162,991
Reliance Industries Ltd.
  (GDR)* (Section)  ...............       15,500                   185,225
State Bank of India ...............      237,500                 1,196,298
Tata Engineering & Locomotive*            82,000                   260,550
Tata Iron & Steel Co., Ltd. .......      217,000                   623,997
Wipro Ltd. ........................        6,000                   182,032
Wipro Ltd. (ADR) ..................        6,500                   194,805
                                                           ---------------
                                                                11,977,841
                                                           ---------------
INDONESIA (2.7%)
Astra International Tbk PT* .......    3,688,000                 1,798,921
Bentoel International Investama
  Tbk PT ..........................    6,677,000                   210,740
Hanjaya Mandala Sampoerna
  Tbk PT ..........................    3,577,500                 1,683,433
PT Bank Central Asia Tbk ..........    2,666,500                   795,696
Telekomunikasi Tbk Indonesia
  PT ..............................    3,092,000                 1,330,770
                                                           ---------------
                                                                 5,819,560
                                                           ---------------

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                VALUE
                                          OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
ISRAEL (4.0%)
Check Point Software
  Technologies Ltd.* ..............       194,319          $     2,634,966
ECI Telecommunications Ltd.* ......       180,159                  540,477
RADWARE Ltd.* .....................        48,076                  418,261
Taro Pharmaceuticals Industries* ..         7,300                  178,996
Teva Pharmaceutical Industries
  Ltd. ............................         9,620                  639,310
Teva Pharmaceutical Industries
  Ltd. (ADR) ......................        50,300                3,359,034
TTI Team Telecom International
  Ltd.* ...........................        43,326                  693,649
                                                           ---------------
                                                                 8,464,693
                                                           ---------------
KOREA (22.1%)
CJ 39 Shopping Corp. ..............        15,198                1,040,993
Good Morning Securities Co.,
  Ltd.* ...........................        93,880                  449,500
Hana Bank .........................        21,211                  303,266
Humax Co., Ltd. ...................        18,474                  403,111
Hyundai Development Co. ...........       178,140                1,135,772
Hyundai Marine & Fire
  Insurance Co. Ltd. ..............        21,090                  627,616
Hyundai Mobis .....................        95,310                2,012,364
Hyundai Motor Co., Ltd. ...........       114,820                3,450,327
Kookmin Bank ......................        66,905                3,247,924
Korea Electric Power Corp. ........        40,130                  733,882
LG Chemcial Ltd. ..................        56,930                2,058,566
LG Electronics, Inc.* .............        57,796                2,306,075
LG Household & Health Care
  Ltd. ............................        18,990                  570,647
Pohang Iron & Steel Co., Ltd. .....        33,905                3,762,525
Samsung Electro-Mechanics Co. .....        29,103                1,410,395
Samsung Electronics Co., Ltd.
  (Foreign) .......................        50,635               13,847,810
Samsung Securities Co., Ltd. ......        13,025                  372,452
Seoul Securities Co. Ltd. .........       135,250                  517,165
Shinhan Financial Group Co.,
  Ltd. ............................       177,620                2,510,008
Shinsegae Co Ltd ..................         5,740                  973,367
SK Telecom Co., Ltd. ..............        21,065                4,719,050
Tongyang Confectionery Co. ........        14,150                  621,047
Yuhan Corp. .......................         3,298                  149,411
                                                           ---------------
                                                                47,223,273
                                                           ---------------
MALAYSIA (4.5%)
AMMB Holdings Berhad ..............       371,000                  522,329
British American Tobacco
  Berhad ..........................        44,000                  411,053
Gamuda Berhad .....................       677,000                1,113,487
Magnum Corp. ......................     1,146,000                  808,231
Malayan Banking Berhad ............       928,000                2,149,053
Malaysian Pacific Industries
  Berhad ..........................       119,000                  472,868
Maxis Communications Berhad .......        76,000                   97,000
Perusahaan Otomobil Nasional
  Berhad ..........................       153,000                  384,513
Public Bank Berhad ................       848,800                  728,181
Resorts World Berhad ..............       238,000                  663,895
SP Setia Berhad ...................       486,000                  447,632
Tan Chong Motor Holdings
  Berhad ..........................       413,000                  147,810


================================================================================
                                          NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
Technology Resources
  Industrusties Berhad* ...........     1,721,000          $     1,141,295
Telekom Malaysia Berhad ...........       105,000                  219,671
UMW Holdings Berhad ...............       108,000                  221,684
                                                           ---------------
                                                                 9,528,702
                                                           ---------------
MEXICO (8.8%)
America Movil S.A. de CV
  (ADR) ...........................       154,720                2,073,248
Cemex S.A. (ADR) ..................         9,091                  239,639
Cemex S.A. (CPO)(j) ...............       259,703                1,376,204
Coca Cola Femsa S.A. (ADR) ........        25,899                  621,576
Fomento Economico Mexicano
  S.A. (ADR) ......................        21,335                  836,759
Fomento Economico Mexicano
  S.A. de. C.V. ...................       321,246                1,258,496
Grupo Aeroportuario del Sureste
  S.A. (ADR) ......................        31,850                  410,865
Grupo Aeroportuario del Sureste
  S.A., Class B ...................       113,500                  148,937
Grupo Carso, S.A., Class A1* ......        22,377                   67,367
Grupo Financiero BBVA
  Bancomer S.A.* ..................         9,900                  161,869
Grupo Financiero BBVA
  Bancomer S.A., Class O* .........     2,494,855                2,039,534
Grupo Televisa S.A. (GDR)* ........        35,348                1,321,308
Kimberly-Clark de Mexico S.A.,
  Class A .........................       308,727                  824,203
Telefonos de Mexico S.A.,
  Class L (ADR) ...................       164,071                5,263,398
Wal-Mart de Mexico S.A.,
  Series C ........................        85,161                  196,782
Wal-Mart de Mexico S.A.,
  Series V ........................       587,279                1,595,013
Wal-Mart de Mexico/Mexico City,
  Series C (ADR) ..................        14,450                  392,465
                                                           ---------------
                                                                18,827,663
                                                           ---------------
POLAND (0.9%)
Bank Pekao S.A. ...................        49,507                1,137,194
KGHM Polska Miedz S.A. ............        54,736                  178,073
Polski Koncern Naftowy Orlen ......        33,771                  148,987
Telekomunikacja Polska S.A. .......        38,974                  106,143
Telekomunikacja Polska S.A.
  (GDR)* ..........................       112,753                  307,816
                                                           ---------------
                                                                 1,878,213
                                                           ---------------
RUSSIA (5.1%)
Gazprom ...........................        78,800                1,292,320
Gazprom (ADR) .....................        15,100                  249,150
GMK Norilsk Nickel (ADR) ..........        49,889                1,041,453
LUKOIL Holding (ADR) ..............        55,839                3,622,477
Surgutneftegaz (ADR) ..............       128,921                2,504,290
Unified Energy System .............         7,100                   70,858
Unified Energy System (GDR) .......        74,230                  725,761
Yukos .............................         2,982                  412,133
Yukos (ADR) .......................         6,684                  923,776
                                                           ---------------
                                                                10,842,218
                                                           ---------------

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
SOUTH AFRICA (9.8%)
Anglo American Platinum Corp.,
  Ltd. .............................            46,477      $     1,825,721
Anglo American plc .................           444,708            7,406,005
AngloGold Ltd. .....................             8,721              463,541
AngloGold Ltd. (ADR) ...............             7,440              194,035
Barlow Rand Ltd. ...................           185,910            1,136,017
Bidvest Group Ltd. .................           134,620              600,632
FirstRand Ltd. .....................           520,820              386,447
Gold Fields Ltd. ...................           136,000            1,606,673
Harmony Gold Mining Co., Ltd. ......            62,490              860,677
Impala Platinum Holdings Ltd. ......            14,887              825,644
Liberty Group Ltd. .................            38,240              207,705
M-Cell Ltd. ........................           199,580              226,487
Nedcor Ltd. ........................            24,900              282,570
Sanlam Ltd. ........................           657,270              547,619
Sappi Ltd. .........................            61,870              869,565
Sasol Ltd. .........................           162,636            1,735,205
SABMiller plc ......................           148,005            1,166,289
Standard Bank Investment Corp.,
  Ltd. .............................           165,610              514,017
                                                            ---------------
                                                                 20,854,849
                                                            ---------------
TAIWAN (11.7%)
Accton Technology Corp.* ...........           838,000            1,442,233
Advanced Semiconductor
  Engineering, Inc. (GDR)* .........           494,000              328,249
Asustek Computer, Inc. .............           433,851            1,305,059
Benq Corp. .........................           464,800              751,248
China Steel Corp. ..................           706,200              363,563
Chinatrust Financial Holding Co.
  Ltd.* ............................         3,346,797            2,955,118
Compal Electronics, Inc. ...........           287,000              275,747
EVA AIRWAYS Corp. ..................         1,281,000              521,449
Formosa Chemicals & Fiber Co. ......           491,040              446,801
Fubon Financial Holding Co.,
  Ltd. .............................         1,404,254            1,403,834
Largan Precision Co. Ltd.* .........            70,000              496,558
Novatek Microelectronics Corp.,
  Ltd.* ............................           179,000              482,191
Orient Semiconductor Electronics
  Ltd.* ............................         1,081,000              334,880
Phoenixtec Power Co. Ltd. ..........           461,000              357,375
President Chain Store Corp. ........            97,555              182,496
Quanta Computer, Inc. ..............           251,000              706,196
Siliconware Precision Industries*              831,226              582,182
SinoPac Holdings Co.* ..............         2,153,980              941,278
Taipei Bank ........................           830,000              663,304
Taishin Financial Holdings Co.
  Ltd.* ............................         2,250,000            1,212,212
Taiwan Cellular Corp. ..............           506,858              647,795
Taiwan Cement Corp. ................         1,037,000              341,425
Taiwan Semiconductor
  Manufacturing Co., Ltd.* .........         2,442,495            4,971,256
United Microelectronics* ...........         2,552,810            3,063,983
Yageo Corp.* .......................           310,000              137,324
                                                            ---------------
                                                                 24,913,756
                                                            ---------------


================================================================================
                                              NUMBER               VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
THAILAND (1.1%)
Advanced Information Service
  Public Co., Ltd. .................         501,100        $       482,639
BEC World plc (Foreign) ............          77,900                450,181
PTT Exploration & Production
  Public Co. Ltd. ..................         179,100                517,505
The Siam Cement Public Co.,
  Ltd. .............................          39,300                898,989
                                                            ---------------
                                                                  2,349,314
                                                            ---------------
TURKEY (1.7%)
Akbank T.A.S.* .....................     385,151,800              1,238,899
Aksigorta ..........................     111,492,000                309,407
Anadolu Efes Biracilik Ve Malt
  Sanayii A.S.* ....................       8,831,000                172,665
Arcelik A.S. .......................      64,421,000                406,314
Hurriyet Gazetecilik ve
  Matbaacilik A.S.* ................     206,585,955                618,911
Turkiye Garanti Bankasi A.S.* ......     148,230,000                184,645
Turkiye Is Bankasi * ...............     105,386,000                272,521
Vestel Elektronik Sanayi Ve
  Ticaret A.S.* ....................     149,906,665                302,555
Yapi Ve Kredi Bankasi A.S.* ........     132,771,032                131,892
                                                            ---------------
                                                                  3,637,809
                                                            ---------------
UNITED KINGDOM (0.5%)
Old Mutual plc .....................         823,006              1,169,827
                                                            ---------------
VENEZUELA (0.3%)
CANTV (ADR) ........................          45,190                643,054
                                                            ---------------
TOTAL COMMON STOCKS (89.0%)
  (Cost $178,396,244) ..............                            189,822,437
                                                            ---------------
PREFERRED STOCKS:
BRAZIL (4.5%)
Banco Bradesco S.A. ................     106,954,764                421,741
Banco Itau S.A. ....................      24,638,400              1,374,322
Brasil Telecom Participacoes S.A.
  (ADR) ............................         572,316                 97,313
Celular CRT Participacoes S.A. .....       3,609,361                519,049
Centrais Electricas Brasileiras
  S.A. (ADR) .......................          18,200                 85,879
Centrais Electricas Brasileiras
  S.A., Class B ....................      27,040,000                255,175
Companhia de Bebidas das
  Americas (ADR) ...................       1,431,195              2,117,645
Companhia Energetica de Minas
  Gerais S.A. ......................      38,146,296                425,959
Companhia Vale do Rio Doce,
  Class A ..........................          72,216              1,849,419
Lojas Arapua S.A.*+ ................       1,248,000                     --
Petroleo Brasilerio Petrobyes
  S.A. .............................          50,447                872,492
Petroleo Brasilerio Petrobyes
  S.A. (ADR) .......................          65,581              1,141,109
Tele Norte Leste S.A. ..............      43,881,000                438,271
                                                            ---------------
                                                                  9,598,374
                                                            ---------------
KOREA (1.0%)
Hyundai Motor Co. Ltd. .............          48,040                527,122
Samsung Electronics Co., Ltd. ......          12,705              1,721,459
                                                            ---------------
                                                                  2,248,581
                                                            ---------------

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER               VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
RUSSIA (0.1%)
Surgutneftegaz (ADR) ............            5,850        $       123,728
                                                          ---------------
TOTAL PREFERRED STOCKS (5.6%)
  (Cost $13,662,485) ............                              11,970,683
                                                          ---------------
TOTAL INVESTMENTS (94.6%)
  (Cost $192,058,729) ...........                             201,793,120
OTHER ASSETS
  LESS LIABILITIES (5.4%) .......                              11,576,125
                                                          ---------------
NET ASSETS (100%) ...............                         $   213,369,245
                                                          ===============



================================================================================
MARKET SECTOR DIVERSIFICATION

AS A PERCENTAGE OF TOTAL EQUITY INVESTMENTS

Consumer Discretionary .............       9.7%
Consumer Staples ...................       5.9
Energy .............................       9.4
Financials .........................      17.1
Health Care ........................       3.1
Industrials ........................       5.2
Information Technology .............      19.6
Materials ..........................      14.9
Telecommunication Services .........      13.1
Utilities ..........................       2.0
                                         -----
                                         100.0%
                                         =====

----------
*          Non-income producing.

+          Securities (totaling $0 or 0% of net assets) valued at fair value.

(caret)    All, or a portion of security out on loan (Note 1).

(Section)  Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $185,225 or 0.09% of net assets.

(j)        One CPO represents 2 series A shares and 1 series B share.

           Glossary:
           ADR--American Depositary Receipt
           GDR--Global Depositary Receipt
           CPO--Certificate of Participation
================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ..    $84,739,193
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..     72,600,422

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........  $  27,087,396
Aggregate gross unrealized depreciation .........    (17,353,005)
                                                   -------------
Net unrealized appreciation .....................  $   9,734,391
                                                   =============
Federal income tax cost of investments ..........  $ 192,058,729
                                                   =============

At June 30, 2002, the Portfolio had loaned securities with a total value $2,237,002 which was secured by collateral of $2,548,250.

For the six months ended June 30, 2002, the Portfolio incurred approximately $7,151 as brokerage commissions with Morgan Stanley an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $79,341,923 which expires in the year 2009.





                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER               VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
APPAREL RETAIL (0.4%)
Limited Brands, Inc. ................       133,278          $    2,838,821
The GAP, Inc.(caret) ................       222,675               3,161,985
TJX Cos., Inc. ......................       138,700               2,719,907
                                                             --------------
                                                                  8,720,713
                                                             --------------
AUTO COMPONENTS (0.4%)
AutoZone, Inc.* .....................        27,100               2,094,830
Cooper Tire & Rubber Co. ............        18,700                 384,285
Dana Corp.(caret) ...................        38,165                 707,198
Delphi Automotive Systems Corp. .....       144,091               1,902,001
Goodyear Tire & Rubber Co.(caret) ...        41,900                 783,949
Johnson Controls, Inc. ..............        22,800               1,860,708
TRW, Inc. ...........................        32,800               1,868,944
Visteon Corp.(caret) ................        33,540                 476,268
                                                             --------------
                                                                 10,078,183
                                                             --------------
AUTOMOBILES (0.8%)
Ford Motor Co. ......................       465,797               7,452,752
General Motors Corp. ................       144,100               7,702,145
Harley-Davidson, Inc. ...............        77,800               3,988,806
                                                             --------------
                                                                 19,143,703
                                                             --------------
CASINOS & GAMING (0.1%)
Harrah's Entertainment, Inc.* .......        29,500               1,308,325
                                                             --------------
COMPUTER & ELECTRONICS RETAIL (0.2%)
Best Buy Co., Inc.* .................        82,350               2,989,305
Circuit City Stores -- Circuit City
  Group .............................        53,900               1,010,625
RadioShack Corp.(caret) .............        44,700               1,343,682
                                                             --------------
                                                                  5,343,612
                                                             --------------
DEPARTMENT STORES (0.8%)
Dillards, Inc., Class A .............        21,600                 567,864
Federated Department Stores,
  Inc.* .............................        51,700               2,052,490
J.C. Penney, Inc. ...................        68,700               1,512,774
Kohl's Corp.* .......................        86,400               6,054,912
May Department Stores Co. ...........        73,500               2,420,355
Nordstrom, Inc. .....................        34,600                 783,690
Sears, Roebuck & Co. ................        81,000               4,398,300
                                                             --------------
                                                                 17,790,385
                                                             --------------
GENERAL MERCHANDISE STORES (3.4%)
Big Lots, Inc. ......................        29,700                 584,496
Costco Wholesale Corp.* .............       116,700               4,506,954
Dollar General Corp. ................        85,490               1,626,875
Family Dollar Stores, Inc. ..........        44,500               1,568,625
Target Corp. ........................       233,000               8,877,300
Wal-Mart Stores, Inc. ...............     1,143,000              62,876,430
                                                             --------------
                                                                 80,040,680
                                                             --------------
HOME IMPROVEMENT RETAIL (1.4%)
Home Depot, Inc. ....................       605,150              22,227,159
Lowe's Cos., Inc. ...................       199,600               9,061,840
Sherwin-Williams Co. ................        39,200               1,173,256
                                                             --------------
                                                                 32,462,255
                                                             --------------
HOTELS (0.4%)
Carnival Corp. ......................       150,700               4,172,883
Hilton Hotels Corp. .................        95,200               1,323,280



================================================================================
                                              NUMBER               VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
Marriot International, Inc.,
  Class A ...........................      62,450            $    2,376,223
Starwood Hotels & Resorts
  Worldwide, Inc. ...................      51,200                 1,683,968
                                                             --------------
                                                                  9,556,354
                                                             --------------
HOUSEHOLD DURABLES (0.5%)
Black & Decker Corp. ................      20,700                   997,740
Centex Corp. ........................      15,700                   907,303
Fortune Brands, Inc. ................      38,600                 2,161,600
KB Home .............................      13,200                   679,932
Leggett & Platt, Inc. ...............      50,300                 1,177,020
Maytag Corp. ........................      19,900                   848,735
Newell Rubbermaid, Inc. .............      68,576                 2,404,275
Pulte Homes, Inc. ...................      15,700                   902,436
Snap-On, Inc. .......................      14,900                   442,381
Stanley Works .......................      21,900                   898,119
Tupperware Corp. ....................      14,900                   309,771
Whirlpool Corp. .....................      17,500                 1,143,800
                                                             --------------
                                                                 12,873,112
                                                             --------------
LEISURE FACILITIES (0.1%)
International Game Technology*.......      23,200                 1,315,440
                                                             --------------
LEISURE PRODUCTS (0.1%)
Brunswick Corp. .....................      23,100                   646,800
Hasbro, Inc. ........................      44,408                   602,172
Mattel, Inc. ........................     112,100                 2,363,068
                                                             --------------
                                                                  3,612,040
                                                             --------------
MEDIA (3.5%)
AOL Time Warner, Inc.* ..............   1,144,150                16,830,446
Clear Channel Communications,
  Inc.* .............................     157,390                 5,039,628
Comcast Corp., Class A* .............     243,000                 5,793,120
Dow Jones & Co., Inc. ...............      21,700                 1,051,365
Gannett Co., Inc. ...................      68,500                 5,199,150
Interpublic Group Cos., Inc. ........      98,100                 2,428,956
Knight Ridder, Inc. .................      21,400                 1,347,130
McGraw-Hill Cos., Inc. ..............      49,900                 2,979,030
Meredith Corp. ......................      12,700                   487,045
New York Times Co., Class A .........      38,900                 2,003,350
Omnicom Group, Inc. .................      48,100                 2,202,980
TMP Worldwide, Inc.*(caret) .........      28,600                   614,900
Tribune Co. .........................      77,370                 3,365,595
Univision Communications, Inc.,
  Class A* ..........................      58,800                 1,846,320
Viacom, Inc., Class B* ..............     454,200                20,152,854
Walt Disney Co. .....................     524,300                 9,909,270
                                                             --------------
                                                                 81,251,139
                                                             --------------
PHOTOGRAPHIC PRODUCTS (0.1%)
Eastman Kodak Co. ...................      74,900                 2,184,833
                                                             --------------
RESTAURANTS (0.7%)
Darden Restaurants, Inc. ............      44,450                 1,097,915
McDonald's Corp. ....................     326,800                 9,297,460
Starbucks Corp.* ....................      99,200                 2,465,120
Wendy's International, Inc. .........      29,400                 1,171,002
Yum! Brands, Inc.* ..................      76,140                 2,227,095
                                                             --------------
                                                                 16,258,592
                                                             --------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER               VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
SPECIALTY STORES (0.4%)
American Greetings Corp.(caret) ....        16,700          $      278,222
Bed Bath & Beyond, Inc.* ...........        75,000               2,830,500
Office Depot, Inc.* ................        79,200               1,330,560
Staples, Inc.* .....................       120,050               2,364,985
Tiffany & Co. ......................        37,400               1,316,480
Toys-R-Us, Inc.* ...................        54,000                 943,380
                                                            --------------
                                                                 9,064,127
                                                            --------------
TEXTILES & APPAREL (0.3%)
Jones Apparel Group, Inc.* .........        33,100               1,241,250
Liz Claiborne, Inc. ................        27,400                 871,320
Nike, Inc., Class B ................        69,000               3,701,850
Reebok International Ltd.* .........        15,300                 451,350
V.F. Corp. .........................        28,300               1,109,643
                                                            --------------
                                                                 7,375,413
                                                            --------------
  TOTAL CONSUMER DISCRETIONARY .....                           318,378,906
                                                            --------------
CONSUMER STAPLES (9.9%)
BEVERAGES (3.2%)
Adolph Coors Co., Class B ..........         9,300                 579,390
Anheuser-Busch Cos., Inc. ..........       225,200              11,260,000
Brown-Forman Corp., Class B ........        17,600               1,214,400
Coca-Cola Co. ......................       638,300              35,744,800
Coca-Cola Enterprises, Inc. ........       114,800               2,534,784
Pepsi Bottling Group, Inc. .........        72,600               2,236,080
PepsiCo, Inc. ......................       454,360              21,900,152
                                                            --------------
                                                                75,469,606
                                                            --------------
DRUG RETAIL (0.6%)
CVS Corp. ..........................       100,700               3,081,420
Walgreen Co. .......................       263,000              10,159,690
                                                            --------------
                                                                13,241,110
                                                            --------------
FOOD DISTRIBUTORS (0.2%)
SUPERVALU, Inc. ....................        34,200                 838,926
SYSCO Corp. ........................       170,400               4,638,288
                                                            --------------
                                                                 5,477,214
                                                            --------------
FOOD PRODUCTS (2.8%)
Archer-Daniels-Midland Co. .........       167,366               2,140,611
Campbell Soup Co. ..................       105,400               2,915,364
ConAgra Foods, Inc. ................       138,000               3,815,700
General Mills, Inc. ................        94,100               4,147,928
H.J. Heinz Co. .....................        90,050               3,701,055
Hershey Foods Corp. ................        35,100               2,193,750
Kellogg Co. ........................       105,100               3,768,886
Philip Morris Cos., Inc. ...........       549,800              24,015,264
Sara Lee Corp. .....................       201,500               4,158,960
Unilever N.V. (ADR) ................       146,892               9,518,602
UST, Inc. ..........................        43,400               1,475,600
Wm. Wrigley Jr. Co. ................        57,900               3,204,765
                                                            --------------
                                                                65,056,485
                                                            --------------
FOOD RETAIL (0.5%)
Albertson's, Inc. ..................       104,451               3,181,577
Kroger Co.* ........................       204,000               4,059,600
Safeway, Inc.* .....................       124,200               3,625,398
Winn-Dixie Stores, Inc. ............        36,100                 562,799
                                                            --------------
                                                                11,429,374
                                                            --------------
HOUSEHOLD PRODUCTS (2.0%)
Clorox Co. .........................        59,200               2,447,920
Colgate-Palmolive Co. ..............       140,600               7,037,030



================================================================================
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
Kimberly-Clark Corp. ...............       133,344          $    8,267,328
Procter & Gamble Co. ...............       334,000              29,826,200
                                                            --------------
                                                                47,578,478
                                                            --------------
PERSONAL PRODUCTS (0.6%)
Alberto-Culver Co., Class B(caret) .        14,900                 712,220
Avon Products, Inc. ................        60,800               3,176,192
Gillette Co. .......................       271,600               9,199,092
                                                            --------------
                                                                13,087,504
                                                            --------------
  TOTAL CONSUMER STAPLES ...........                           231,339,771
                                                            --------------
ENERGY (7.6%)
INTEGRATED OIL & GAS (6.2%)
Amerada Hess Corp. .................        22,900               1,889,250
ChevronTexaco Corp. ................       274,323              24,277,585
Conoco, Inc. .......................       161,026               4,476,523
Devon Energy Corp. .................        40,200               1,981,056
Exxon Mobil Corp. ..................     1,742,732              71,312,593
Marathon Oil Company ...............        79,600               2,158,752
Occidental Petroleum Corp. .........        96,300               2,888,037
Phillips Petroleum Co. .............        98,360               5,791,437
Royal Dutch Petroleum Co.
  (ADR) ............................       545,800              30,166,366
                                                            --------------
                                                               144,941,599
                                                            --------------
OIL & GAS DRILLING (0.2%)
Nabors Industries, Ltd.* ...........        37,000               1,306,100
Noble Corp.* .......................        34,600               1,335,560
Rowan Cos., Inc. ...................        24,100                 516,945
Transocean Sedco Forex, Inc. .......        81,992               2,554,051
                                                            --------------
                                                                 5,712,656
                                                            --------------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
Baker Hughes, Inc. .................        86,660               2,884,911
BJ Services Co.* ...................        40,200               1,361,976
El Paso Corp. ......................       148,396               3,058,442
Halliburton Co. ....................       111,900               1,783,686
Schlumberger Ltd. ..................       148,300               6,895,950
                                                            --------------
                                                                15,984,965
                                                            --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.5%)
Anadarko Petroleum Corp. ...........        63,772               3,143,960
Apache Corp. .......................        36,900               2,121,012
Burlington Resources, Inc. .........        51,730               1,965,740
EOG Resources, Inc. ................        29,800               1,183,060
Kerr-McGee Corp. ...................        25,764               1,379,662
Unocal Corp. .......................        62,900               2,323,526
                                                            --------------
                                                                12,116,960
                                                            --------------
OIL & GAS REFINING & MARKETING (0.0%)
Sunoco, Inc.(caret) ................        19,600                 698,348
                                                            --------------
  TOTAL ENERGY .....................                           179,454,528
                                                            --------------
FINANCIALS (19.6%)
BANKS (7.0%)
Amsouth Bancorp. ...................        92,850               2,077,983
Bank of America Corp. ..............       395,555              27,831,250
Bank of New York Co., Inc. .........       187,000               6,311,250
Bank One Corp. .....................       301,587              11,605,068
Charter One Financial, Inc. ........        57,763               1,985,892
Comerica, Inc. .....................        45,350               2,784,490
Fifth Third Bancorp ................       151,367              10,088,610
First Tennessee National Corp. .....        32,600               1,248,580

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
FleetBoston Financial Corp. ..........       268,985          $    8,701,665
Golden West Financial Corp. ..........        39,800               2,737,444
Huntington Bancshares, Inc. ..........        63,488               1,232,937
KeyCorp. .............................       109,400               2,986,620
Marshall & Ilsley Corp. ..............        54,500               1,685,685
Mellon Financial Corp. ...............       113,300               3,561,019
National City Corp. ..................       156,500               5,203,625
Northern Trust Corp. .................        57,000               2,511,420
PNC Financial Services Group,
  Inc. ...............................        73,000               3,816,440
Regions Financial Corp. ..............        58,900               2,070,335
SouthTrust Corp. .....................        89,100               2,327,292
SunTrust Banks, Inc. .................        73,600               4,984,192
U.S. Bancorp .........................       491,245              11,470,571
Union Planters Corp. .................        52,050               1,684,858
Wachovia Corp. .......................       351,676              13,426,990
Washington Mutual, Inc. ..............       250,323               9,289,486
Wells Fargo & Co. ....................       439,600              22,006,376
Zions Bancorp.(caret) ................        23,600               1,229,560
                                                              --------------
                                                                 164,859,638
                                                              --------------
DIVERSIFIED FINANCIALS (7.6%)
AMBAC Financial Group, Inc. ..........        27,300               1,834,560
American Express Co. .................       341,700              12,410,544
BB&T Corp. ...........................       123,100               4,751,660
Bear Stearns Co., Inc. ...............        25,653               1,569,964
Capital One Financial Corp. ..........        56,500               3,449,325
Charles Schwab Corp. .................       352,325               3,946,040
Citigroup, Inc. ......................     1,322,616              51,251,370
Countrywide Credit Industries,
  Inc. ...............................        31,800               1,534,350
Fannie Mae ...........................       256,300              18,902,125
Freddie Mac ..........................       178,600              10,930,320
Household International, Inc. ........       117,279               5,828,766
J.P. Morgan Chase & Co. ..............       511,559              17,352,081
Lehman Brothers Holdings, Inc.........        62,700               3,920,004
MBNA Corp. ...........................       218,899               7,238,990
Merrill Lynch & Co., Inc. ............       221,700               8,978,850
Moody's Corp. ........................        39,700               1,975,075
Morgan Stanley Dean Witter &
  Co. ................................       283,110              12,196,379
Providian Financial Corp. ............        74,100                 435,708
SLM Corp. ............................        39,900               3,866,310
State Street Corp. ...................        83,600               3,736,920
Synovus Financial Corp. ..............        75,900               2,088,768
T. Rowe Price Group, Inc. ............        31,800               1,045,584
                                                              --------------
                                                                 179,243,693
                                                              --------------
INSURANCE (4.5%)
AFLAC, Inc. ..........................       133,100               4,259,200
Allstate Corp. .......................       182,276               6,740,566
American International Group,
  Inc. ...............................       671,457              45,813,511
Aon Corp. ............................        69,925               2,061,389
Chubb Corp. ..........................        44,100               3,122,280
Cincinnati Financial Corp. ...........        41,700               1,940,301
Conseco, Inc.*(caret) ................        88,845                 177,690
Hartford Financial Services
  Group, Inc. ........................        63,600               3,782,292
Jefferson-Pilot Corp. ................        38,650               1,816,550
John Hancock Financial Services.......        75,700               2,664,640
Lincoln National Corp. ...............        48,100               2,020,200


================================================================================
                                            NUMBER                  VALUE
                                          OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Loews Corp. ..........................      48,600            $    2,575,314
Marsh & McLennan Cos., Inc. ..........      70,400                 6,800,640
MBIA, Inc. ...........................      37,950                 2,145,314
Metlife, Inc. ........................     181,300                 5,221,440
MGIC Investment Corp. ................      27,200                 1,844,160
Progressive Corp. ....................      56,500                 3,268,525
Safeco Corp. .........................      32,800                 1,013,192
St. Paul Cos., Inc. ..................      53,488                 2,081,753
Torchmark Corp. ......................      31,200                 1,191,840
UnumProvident Corp. ..................      62,420                 1,588,589
XL Capital Ltd., Class A .............      34,800                 2,947,560
                                                              --------------
                                                                 105,076,946
                                                              --------------
INVESTMENT COMPANIES (0.2%)
Franklin Resources, Inc. .............      67,300                 2,869,672
Stilwell Financial, Inc. .............      57,100                 1,039,220
                                                              --------------
                                                                   3,908,892
                                                              --------------
REAL ESTATE (0.3%)
Equity Office Properties Trust .......     107,100                 3,223,710
Equity Residential Property Trust.....      70,500                 2,026,875
Simon Property Group, Inc. ...........      45,200                 1,665,168
                                                              --------------
                                                                   6,915,753
                                                              --------------
  TOTAL FINANCIALS ...................                           460,004,922
                                                              --------------
HEALTH CARE (13.6%)
BIOTECHNOLOGY (1.5%)
Amgen, Inc.* .........................     267,000                11,181,960
Chiron Corp.* ........................      48,800                 1,725,080
Genzyme Corp. -- General
  Division* ..........................      54,900                 1,056,276
Immunex Corp.* .......................     141,800                 3,167,812
MedImmune, Inc.* .....................      64,200                 1,694,880
Wyeth ................................     340,800                17,448,960
                                                              --------------
                                                                  36,274,968
                                                              --------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.5%)
Aetna, Inc. ..........................      37,543                 1,800,938
AmerisourceBergen Corp. ..............      27,000                 2,052,000
Applied Biosystems Group --
  Applera Corp. ......................      54,500                 1,062,205
Bausch & Lomb, Inc. ..................      13,800                   467,130
Baxter International, Inc. ...........     154,500                 6,867,525
Becton, Dickinson & Co. ..............      66,400                 2,287,480
Biomet, Inc. .........................      68,825                 1,866,534
Boston Scientific Corp.* .............     104,300                 3,058,076
C.R. Bard, Inc. ......................      13,500                   763,830
Cardinal Health, Inc. ................     116,125                 7,131,236
CIGNA Corp. ..........................      36,200                 3,526,604
Guidant Corp.* .......................      78,600                 2,376,078
HCA, Inc.(caret) .....................     132,100                 6,274,750
Health Management Associates,
  Inc., Class A* .....................      62,000                 1,249,300
Healthsouth Corp.* ...................     101,100                 1,293,069
Humana, Inc.* ........................      43,400                   678,342
Manor Care, Inc.*(caret) .............      25,700                   591,100
McKesson HBOC, Inc. ..................      73,881                 2,415,909
Medtronic, Inc. ......................     312,000                13,369,200
Millipore Corp. ......................      12,400                   396,552
Quintiles Transnational Corp.* .......      30,500                   380,945
St. Jude Medical, Inc.* ..............      22,693                 1,675,878

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
Stryker Corp. .......................        50,700          $    2,712,957
Tenet Healthcare Corp.* .............        83,800               5,995,890
United Health Group, Inc. ...........        79,200               7,250,760
Wellpoint Health Networks, Inc.* ....        37,300               2,902,313
Zimmer Holdings, Inc.* ..............        49,900               1,779,434
                                                             --------------
                                                                 82,226,035
                                                             --------------
PHARMACEUTICALS (8.6%)
Abbott Laboratories .................       401,000              15,097,650
Allergan, Inc. ......................        33,200               2,216,100
Biogen, Inc.* .......................        38,200               1,582,626
Bristol-Myers Squibb Co. ............       498,100              12,801,170
Eli Lilly & Co. .....................       288,900              16,293,960
Forest Laboratories, Inc.* ..........        45,900               3,249,720
Johnson & Johnson ...................       773,810              40,439,311
King Pharmaceuticals, Inc.* .........        63,710               1,417,547
Merck & Co., Inc. ...................       582,100              29,477,544
Pfizer, Inc. ........................     1,604,700              56,164,500
Pharmacia Corp. .....................       332,252              12,442,837
Schering-Plough Corp. ...............       376,700               9,266,820
Watson Pharmaceuticals, Inc.* .......        27,300                 689,871
                                                             --------------
                                                                201,139,656
                                                             --------------
  TOTAL HEALTH CARE .................                           319,640,659
                                                             --------------
INDUSTRIALS (11.0%)
AEROSPACE & DEFENSE (2.1%)
Boeing Co. ..........................       215,574               9,700,830
General Dynamics Corp. ..............        51,900               5,519,565
Goodrich Corp. ......................        26,200                 715,784
Honeywell International, Inc. .......       210,112               7,402,246
Lockheed Martin Corp. ...............       115,808               8,048,656
Northrop Grumman Corp. ..............        29,000               3,625,000
Raytheon Co. ........................       102,300               4,168,725
Rockwell Collins, Inc. ..............        47,000               1,288,740
United Technologies Corp. ...........       121,500               8,249,850
                                                             --------------
                                                                 48,719,396
                                                             --------------
AIR FREIGHT & COURIERS (0.2%)
FedEx Corp. .........................        76,660               4,093,644
                                                             --------------
AIRLINES (0.2%)
AMR Corp.* ..........................        39,800                 671,028
Delta Air Lines, Inc. ...............        31,600                 632,000
Southwest Airlines Co. ..............       198,268               3,204,011
                                                             --------------
                                                                  4,507,039
                                                             --------------
BUILDING PRODUCTS (0.2%)
American Standard Cos., Inc.* .......        18,700               1,404,370
Masco Corp. .........................       124,300               3,369,773
                                                             --------------
                                                                  4,774,143
                                                             --------------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
Allied Waste Industries, Inc.* ......        50,600                 485,760
Apollo Group, Inc., Class A* ........        44,400               1,750,248
Automatic Data Processing, Inc.......       159,400               6,941,870
Avery Dennison Corp. ................        28,200               1,769,550
Cendant Corp.* ......................       267,979               4,255,506
Cintas Corp.(caret) .................        43,700               2,160,091
Concord EFS, Inc.* ..................       131,200               3,954,368
Convergys Corp.* ....................        44,400                 864,912
Deluxe Corp. ........................        16,300                 633,907
Equifax, Inc. .......................        37,200               1,004,400
First Data Corp. ....................       196,500               7,309,800


================================================================================
                                              NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
Fiserv, Inc.* .......................        49,100         $    1,802,461
H&R Block, Inc. .....................        47,200              2,178,280
IMS Health, Inc. ....................        74,100              1,330,095
Paychex, Inc. .......................        96,375              3,015,574
Pitney Bowes, Inc. ..................        61,800              2,454,696
R.R. Donnelley & Sons Co. ...........        29,100                801,705
Robert Half International, Inc.*.....        45,200              1,053,160
Sabre Holdings Corp.* ...............        37,142              1,329,684
Waste Management, Inc. ..............       158,756              4,135,594
                                                            --------------
                                                                49,231,661
                                                            --------------
CONSTRUCTION & ENGINEERING (0.1%)
Crane Co. ...........................        15,300                388,314
Fluor Corp. .........................        20,700                806,265
McDermott International, Inc. *......        16,100                130,410
                                                            --------------
                                                                 1,324,989
                                                            --------------
ELECTRICAL EQUIPMENT (0.4%)
American Power Conversion
  Corp.* ............................        50,300                635,289
Cooper Industries Ltd., Class A .....        23,900                939,270
Emerson Electric Co. ................       108,200              5,789,782
National Semiconductor Corp.* .......        46,000              1,341,820
Rockwell International Corp. ........        47,600                951,048
Thomas & Betts Corp. ................        14,900                277,140
                                                            --------------
                                                                 9,934,349
                                                            --------------
INDUSTRIAL CONGLOMERATES (4.0%)
3M Co. ..............................       100,100             12,312,300
General Electric Co. ................     2,553,700             74,184,985
Textron, Inc. .......................        36,000              1,688,400
Tyco International Ltd. .............       513,052              6,931,332
                                                            --------------
                                                                95,117,017
                                                            --------------
MACHINERY (1.1%)
Caterpillar, Inc. ...................        88,400              4,327,180
Cummins, Inc.(caret) ................        10,600                350,860
Danaher Corp.(caret) ................        38,800              2,574,380
Deere & Co. .........................        61,100              2,926,690
Dover Corp. .........................        52,100              1,823,500
Eaton Corp. .........................        18,100              1,316,775
Illinois Tool Works, Inc. ...........        78,700              5,375,210
Ingersoll-Rand Co., Class A .........        43,450              1,983,927
ITT Industries, Inc. ................        23,300              1,644,980
Navistar International Corp. ........        15,500                496,000
PACCAR, Inc. ........................        29,800              1,322,822
Pall Corp. ..........................        31,500                653,625
Parker-Hannifin Corp. ...............        30,250              1,445,647
                                                            --------------
                                                                26,241,596
                                                            --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. .............................        98,453              2,953,590
CSX Corp. ...........................        54,600              1,913,730
Norfolk Southern Corp. ..............        99,700              2,330,986
Union Pacific Corp. .................        64,700              4,094,216
                                                            --------------
                                                                11,292,522
                                                            --------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Genuine Parts Co. ...................        44,800              1,562,176
Grainger (W.W.), Inc. ...............        24,100              1,207,410
                                                            --------------
                                                                 2,769,586
                                                            --------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                    NUMBER              VALUE
                                                  OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
TRUCKING (0.0%)
Ryder System, Inc. .......................        15,900          $      430,731
                                                                  --------------
  TOTAL INDUSTRIALS ......................                           258,436,673
                                                                  --------------
INFORMATION TECHNOLOGY (13.9%)
APPLICATION SOFTWARE (0.3%)
Autodesk, Inc. ...........................        29,400                 389,550
Citrix Systems, Inc.* ....................        46,700                 282,068
Intuit, Inc.* ............................        54,400               2,704,768
Mercury Interactive Corp.*(caret) ........        21,500                 493,640
Parametric Technology Corp.* .............        67,000                 229,810
PeopleSoft, Inc.* ........................        79,700               1,185,936
Rational Software Corp.* .................        49,900                 409,679
Siebel Systems, Inc.* ....................       121,600               1,729,152
                                                                  --------------
                                                                       7,424,603
                                                                  --------------
COMPUTER HARDWARE (2.9%)
Apple Computer, Inc.* ....................        91,400               1,619,608
Dell Computer Corp.* .....................       667,000              17,435,380
Gateway, Inc.*(caret) ....................        83,200                 369,408
Hewlett-Packard Co. ......................       775,772              11,853,796
International Business Machines
  Corp. ..................................       439,900              31,672,800
Palm, Inc.* ..............................       148,758                 261,814
Sun Microsystems, Inc.* ..................       834,100               4,178,841
                                                                  --------------
                                                                      67,391,647
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS (0.3%)
EMC Corp.* ...............................       571,250               4,312,938
Lexmark International, Inc.* .............        33,400               1,816,960
Network Appliance, Inc.*(caret) ..........        85,700               1,066,108
                                                                  --------------
                                                                       7,196,006
                                                                  --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.5%)
Ace Ltd. .................................        67,400               2,129,840
Agilent Technologies, Inc.* ..............       119,223               2,819,624
Jabil Circuit, Inc.* .....................        50,700               1,070,277
Molex, Inc. ..............................        49,750               1,668,117
PerkinElmer, Inc. ........................        32,300                 356,915
Sanmina-SCI Corp.* .......................       134,600                 849,326
Solectron Corp.*(caret) ..................       211,400               1,300,110
Symbol Technologies, Inc. ................        58,900                 500,650
Tektronix, Inc.* .........................        23,400                 437,814
Thermo Electron Corp.* ...................        44,200                 729,300
Waters Corp.* ............................        33,700                 899,790
                                                                  --------------
                                                                      12,761,763
                                                                  --------------
INTERNET SOFTWARE & SERVICES (0.1%)
Yahoo!, Inc.* ............................       153,600               2,267,136
                                                                  --------------
IT CONSULTING & SERVICES (0.3%)
Computer Sciences Corp.* .................        43,900               2,098,420
Electronic Data Systems Corp. ............       123,100               4,573,165
NCR Corp.* ...............................        25,300                 875,380
Unisys Corp.* ............................        82,700                 744,300
                                                                  --------------
                                                                       8,291,265
                                                                  --------------
NETWORKING EQUIPMENT (1.1%)
Avaya, Inc.*(caret) ......................        92,777                 459,246
Cisco Systems, Inc.* .....................     1,881,300              26,244,135
                                                                  --------------
                                                                      26,703,381
                                                                  --------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.(caret) .......................       185,000               1,289,450
                                                                  --------------


================================================================================
                                              NUMBER                   VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT (0.6%)
Applied Materials, Inc.* .................     420,900            $    8,005,518
KLA-Tencor Corp.* ........................      48,600                 2,137,914
Novellus Systems, Inc.* ..................      37,300                 1,268,200
NVIDIA Corp.* ............................      38,400                   659,712
Teradyne, Inc.* ..........................      47,000                 1,104,500
                                                                  --------------
                                                                      13,175,844
                                                                  --------------
SEMICONDUCTORS (2.6%)
Advanced Micro Devices, Inc.*(caret)......      87,700                   852,444
Altera Corp.* ............................      98,700                 1,342,320
Analog Devices, Inc.* ....................      93,800                 2,785,860
Applied Micro Circuits Corp.* ............      76,900                   363,737
Broadcom Corp., Class A* .................      69,000                 1,210,260
Intel Corp. ..............................   1,718,000                31,387,860
Linear Technology Corp. ..................      81,500                 2,561,545
LSI Logic Corp.* .........................      95,000                   831,250
Maxim Integrated Products, Inc.* .........      83,000                 3,181,390
Micron Technology, Inc.* .................     154,500                 3,123,990
PMC-Sierra, Inc.*(caret) .................      42,700                   395,829
QLogic Corp.*(caret) .....................      23,900                   910,590
Texas Instruments, Inc. ..................     445,681                10,562,640
Vitesse Semiconductor Corp.* .............      51,600                   160,476
Xilinx, Inc.* ............................      86,200                 1,933,466
                                                                  --------------
                                                                      61,603,657
                                                                  --------------
SYSTEMS SOFTWARE (4.2%)
Adobe Systems, Inc. ......................      61,600                 1,755,600
BMC Software, Inc.* ......................      62,300                 1,034,180
Computer Associates
  International, Inc. ....................     148,625                 2,361,651
Compuware Corp.* .........................      95,900                   582,113
Microsoft Corp.* .........................   1,391,600                76,120,520
Novell, Inc.* ............................      93,100                   298,851
Oracle Corp.* ............................   1,411,020                13,362,360
VERITAS Software Corp.* ..................     105,100                 2,079,929
                                                                  --------------
                                                                      97,595,204
                                                                  --------------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
ADC Telecommunications, Inc.*.............     204,000                   467,160
CIENA Corp.* .............................     110,600                   463,414
Comverse Technology, Inc.* ...............      48,000                   444,480
Corning, Inc.(caret) .....................     244,142                   866,704
JDS Uniphase Corp.* ......................     349,800                   933,966
Lucent Technologies, Inc.(caret) .........     880,486                 1,461,607
Motorola, Inc. ...........................     583,502                 8,414,099
Nortel Networks Corp.*(caret) ............     986,000                 1,429,700
Power-One, Inc.* .........................      20,300                   126,266
QUALCOMM, Inc.* ..........................     197,800                 5,437,522
Scientific-Atlanta, Inc. .................      40,200                   661,290
Tellabs, Inc.* ...........................     105,500                   654,100
                                                                  --------------
                                                                      21,360,308
                                                                  --------------
  TOTAL INFORMATION TECHNOLOGY ...........                           327,060,264
                                                                  --------------
MATERIALS (3.3%)
CHEMICALS (1.5%)
Air Products & Chemicals, Inc. ...........      58,400                 2,947,448
Ashland, Inc. ............................      17,800                   720,900
Dow Chemical Co. .........................     233,201                 8,017,450
Du Pont (E.I.) de Nemours & Co............     255,226                11,332,035
Eastman Chemical Co. .....................      19,900                   933,310
Ecolab, Inc. .............................      33,100                 1,530,213
Engelhard Corp. ..........................      33,300                   943,056

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                  VALUE
                                         OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Great Lakes Chemical Corp.(caret) ...     12,900             $      341,721
Hercules, Inc.* .....................     28,000                    324,800
International Flavors &
  Fragrances, Inc. ..................     24,200                    786,258
PPG Industries, Inc. ................     43,400                  2,686,460
Praxair, Inc. .......................     42,000                  2,392,740
Rohm & Haas Co. .....................     56,806                  2,300,075
Sigma-Aldrich Corp. .................     18,800                    942,820
                                                             --------------
                                                                 36,199,286
                                                             --------------
CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co. ................     26,100                  1,143,180
                                                             --------------
CONTAINERS & PACKAGING (0.1%)
Ball Corp. ..........................     14,600                    605,608
Bemis Co. ...........................     13,600                    646,000
Pactiv Corp.* .......................     40,600                    966,280
Sealed Air Corp.* ...................     21,617                    870,516
                                                             --------------
                                                                  3,088,404
                                                             --------------
METALS & MINING (0.9%)
Alcan, Inc. (New York Exchange)......     82,500                  3,095,400
Alcoa, Inc. .........................    217,548                  7,211,716
Allegheny Technologies, Inc. ........     20,650                    326,270
Barrick Gold Corp. ..................    138,963                  2,638,907
Freeport-McMoran Copper &
  Gold, Inc., Class B* ..............     37,000                    660,450
Inco Ltd.*(caret) ...................     46,800                  1,059,552
Newmont Mining Corp.(caret) .........    100,600                  2,648,798
Nucor Corp. .........................     20,100                  1,307,304
Phelps Dodge Corp. ..................     22,848                    941,338
Placer Dome, Inc. ...................     84,700                    949,487
United States Steel Corp.(caret) ....     26,000                    517,140
Worthington Industries, Inc. ........     21,900                    396,390
                                                             --------------
                                                                 21,752,752
                                                             --------------
PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Corp. .................     15,000                    517,950
Georgia-Pacific Corp. ...............     59,104                  1,452,777
International Paper Co. .............    124,135                  5,409,803
Louisiana-Pacific Corp. .............     26,800                    283,812
MeadWestvaco Corp. ..................     51,329                  1,722,601
Plum Creek Timber Co., Inc.
  (REIT) ............................     47,400                  1,455,180
Temple-Inland, Inc. .................     13,600                    786,896
Weyerhaeuser Co. ....................     56,200                  3,588,370
                                                             --------------
                                                                 15,217,389
                                                             --------------
  TOTAL MATERIALS ...................                            77,401,011
                                                             --------------
TELECOMMUNICATION SERVICES (4.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.8%)
Alltel Corp. ........................     79,900                  3,755,300
Andrew Corp.* .......................     25,200                    361,116
AT&T Corp. ..........................    976,116                 10,444,441
BellSouth Corp. .....................    481,700                 15,173,550
CenturyTel, Inc.(caret) .............     36,350                  1,072,325
Citizens Communications Co.*(caret)..     72,400                    605,264
Qwest Communications
  International, Inc. ...............    430,843                  1,206,360
SBC Communications, Inc. ............    858,333                 26,179,157
Sprint Corp. (FON Group)(caret) .....    228,900                  2,428,629
Verizon Communications, Inc. ........    699,746                 28,094,802
                                                             --------------
                                                                 89,320,944
                                                             --------------


================================================================================
                                         NUMBER                   VALUE
                                       OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
AT&T Wireless Services, Inc.* .......   695,397              $    4,068,073
Nextel Communications, Inc.,
  Class A*(caret) ...................   209,400                     672,174
Sprint Corp. (PCS Group)* ...........   255,000                   1,139,850
                                                             --------------
                                                                  5,880,097
                                                             --------------
  TOTAL TELECOMMUNICATION
     SERVICES .......................                            95,201,041
                                                             --------------
UTILITIES (2.9%)
ELECTRIC UTILITIES (2.6%)
AES Corp.* ..........................   137,200                     743,624
Allegheny Energy, Inc. ..............    32,200                     829,150
Ameren Corp.(caret) .................    37,100                   1,595,671
American Electric Power Co. .........    87,080                   3,484,942
Calpine Corp.*(caret) ...............    96,000                     674,880
CINergy Corp. .......................    42,900                   1,543,971
CMS Energy Corp.(caret) .............    34,600                     379,908
Consolidated Edison, Inc. ...........    54,600                   2,279,550
Constellation Energy Group, Inc......    42,100                   1,235,214
Dominion Resources, Inc. ............    71,123                   4,708,343
DTE Energy Co. ......................    42,800                   1,910,592
Duke Energy Corp. ...................   213,260                   6,632,386
Edison International* ...............    83,700                   1,422,900
Entergy Corp. .......................    57,600                   2,444,544
Exelon Corp. ........................    82,800                   4,330,440
FirstEnergy Corp. ...................    76,501                   2,553,603
FPL Group, Inc. .....................    45,200                   2,711,548
Mirant Corp.* .......................   103,291                     754,024
PG&E Corp.* .........................   100,000                   1,789,000
Pinnacle West Capital Corp. .........    21,800                     861,100
PPL Corp. ...........................    37,844                   1,251,880
Progress Energy, Inc. ...............    56,900                   2,959,369
Public Service Enterprise Group,
  Inc. ..............................    53,000                   2,294,900
Reliant Energy, Inc. ................    78,000                   1,318,200
Southern Co. ........................   181,000                   4,959,400
Teco Energy, Inc.(caret) ............    39,500                     977,625
TXU Corp. ...........................    68,400                   3,526,020
                                                             --------------
                                                                 60,172,784
                                                             --------------
GAS UTILITIES (0.2%)
KeySpan Corp. .......................    36,200                   1,362,930
Kinder Morgan, Inc.(caret) ..........    31,400                   1,193,828
Nicor, Inc. .........................    11,400                     521,550
NiSource, Inc. ......................    53,259                   1,162,644
Peoples Energy Corp. ................     9,100                     331,786
Sempra Energy .......................    52,722                   1,166,738
                                                             --------------
                                                                  5,739,476
                                                             --------------
MULTI--UTILITIES (0.1%)
Dynegy, Inc., Class A ...............    92,813                     668,253
Williams Cos., Inc. .................   132,600                     794,274
XCEL Energy, Inc.(caret) ............   101,245                   1,697,879
                                                             --------------
                                                                  3,160,406
                                                             --------------
  TOTAL UTILITIES ...................                            69,072,666
                                                             --------------
TOTAL COMMON STOCKS (99.5%)
  (Cost $2,553,434,040) .............                         2,335,990,441
                                                             --------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                          PRINCIPAL         VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .......................  $  588,412    $      588,412
                                                       --------------
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill, 7/25/2002++++ .....   3,700,000         3,695,969
                                                       --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (0.2%)
  (Amortized Cost $4,284,381) .........                     4,284,381
                                                       --------------
TOTAL INVESTMENTS (99.7%)
  (Cost/Amortized Cost
  $2,557,718,421) .....................                 2,340,274,822
OTHER ASSETS LESS LIABILITIES (0.3%)                        8,166,257
                                                       --------------
NET ASSETS (100%) .....................                $2,348,441,079
                                                       ==============


----------

*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

++++ All, or a portion of securities held by broker as collateral for financial futures contracts.

           Glossary:
           ADR--American Depositary Receipt
           REIT--Real Estate Investment Trust


================================================================================
At June 30, 2002, the Portfolio had the following futures contracts open:
(Note 1)


                       NO. OF       EXPIRATION      ORIGINAL     VALUE AT      UNREALIZED
PURCHASE             CONTRACTS         DATE           VALUE       6/30/02     DEPRECIATION
-----------------   -----------   --------------   ----------   ----------   -------------
S&P 500 .........   2              September-02     $499,900     $495,050      $ (4,850)
                                                                               ========

Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........      $73,496,292
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       33,661,773

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ...............    $  324,162,424
Aggregate gross unrealized depreciation ...............      (541,606,023)
                                                           --------------
Net unrealized depreciation ...........................    $ (217,443,599)
                                                           ==============
Federal income tax cost of investments ................    $2,557,718,421
                                                           ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $29,774,045 which was secured by collateral of $33,748,310.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
==============================================================================
                                               NUMBER                 VALUE
                                             OF SHARES               (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (20.9%)
AUTOMOBILES (2.9%)
Harley-Davidson, Inc. .....................    9,600                 $ 492,192
                                                                     ---------
CASINOS & GAMING (1.4%)
Ameristar Casinos, Inc.* ..................    3,000                    87,180
Harrah's Entertainment, Inc.* .............    3,500                   155,225
                                                                     ---------
                                                                       242,405
                                                                     ---------
COMPUTER & ELECTRONICS RETAIL (2.3%)
Best Buy Co., Inc.* .......................    4,500                   163,350
Harman International Industries,
  Inc. ....................................    4,500                   221,625
                                                                     ---------
                                                                       384,975
                                                                     ---------
DEPARTMENT STORES (1.5%)
Kohl's Corp.* .............................    3,500                   245,280
                                                                     ---------
GENERAL MERCHANDISE STORES (1.1%)
Family Dollar Stores, Inc. ................    5,200                   183,300
                                                                     ---------
HOME IMPROVEMENT RETAIL (2.3%)
Lowe's Cos., Inc. .........................    8,400                   381,360
                                                                     ---------
HOUSEHOLD DURABLES (1.1%)
Pier 1 Imports, Inc. ......................    8,500                   178,500
                                                                     ---------
LEISURE FACILITIES (0.6%)
International Game Technology*                 1,700                    96,390
                                                                     ---------
MEDIA (2.6%)
Gannett Co., Inc. .........................    2,500                   189,750
Viacom, Inc., Class B* ....................    5,500                   244,035
                                                                     ---------
                                                                       433,785
                                                                     ---------
RESTAURANTS (2.3%)
Applebee's International, Inc. ............    7,300                   167,535
Starbucks Corp.* ..........................    8,500                   211,225
                                                                     ---------
                                                                       378,760
                                                                     ---------
SPECIALTY STORES (2.3%)
Bed Bath & Beyond, Inc.* ..................   10,000                   377,400
                                                                     ---------
TEXTILES & APPAREL (0.5%)
Mohawk Industries, Inc.* ..................    1,500                    92,295
                                                                     ---------
  TOTAL CONSUMER DISCRETIONARY ............                          3,486,642
                                                                     ---------
CONSUMER STAPLES (2.6%)
BEVERAGES (1.5%)
Coca-Cola Co. .............................    4,500                   252,000
                                                                     ---------
FOOD PRODUCTS (1.1%)
Performance Food Group Co.* ...............    5,100                   172,686
                                                                     ---------
  TOTAL CONSUMER STAPLES ..................                            424,686
                                                                     ---------
ENERGY (8.4%)
INTEGRATED OIL & GAS (1.5%)
Devon Energy Corp. ........................    5,000                   246,400
                                                                     ---------
OIL & GAS DRILLING (2.1%)
Nabors Industries, Ltd.* ..................    5,200                   183,560
Rowan Cos., Inc. ..........................    7,500                   160,875
                                                                     ---------
                                                                       344,435
                                                                     ---------
OIL & GAS EQUIPMENT & SERVICES (1.9%)
BJ Services Co.* ..........................    4,300                   145,684
Weatherford International, Inc.*(caret) ...    4,000                   172,800
                                                                     ---------
                                                                       318,484
                                                                     ---------



================================================================================
                                              NUMBER                   VALUE
                                            OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION (2.9%)
Apache Corp. ..............................    4,600                 $ 264,408
Ocean Energy, Inc. ........................   10,500                   227,535
                                                                     ---------
                                                                       491,943
                                                                     ---------
  TOTAL ENERGY ............................                          1,401,262
                                                                     ---------
FINANCIALS (4.9%)
BANKS (2.8%)
Bank of America Corp. .....................    2,000                   140,720
Republic Services, Inc.* ..................   10,500                   200,235
U.S. Bancorp ..............................    5,500                   128,425
                                                                     ---------
                                                                       469,380
                                                                     ---------
DIVERSIFIED FINANCIALS (1.9%)
American Express Co. ......................    2,500                    90,800
Capital One Financial Corp. ...............    1,500                    91,575
Citigroup, Inc. ...........................    3,648                   141,360
                                                                     ---------
                                                                       323,735
                                                                     ---------
INSURANCE (0.2%)
Everest Re Group Ltd. .....................      500                    27,975
                                                                     ---------
  TOTAL FINANCIALS ........................                            821,090
                                                                     ---------
HEALTH CARE (19.4%)
HEALTH CARE EQUIPMENT &
  SERVICES (7.6%)
Aetna, Inc. ...............................    5,200                   249,444
HCA, Inc. .................................    3,500                   166,250
Laboratory Corp. of America
  Holdings* ...............................    5,200                   237,380
Medtronic, Inc. ...........................    7,480                   320,518
St. Jude Medical, Inc.* ...................    4,000                   295,400
                                                                     ---------
                                                                     1,268,992
                                                                     ---------
PHARMACEUTICALS (11.8%)
Biotech Holders Trust .....................    2,000                   166,400
Bristol-Myers Squibb Co. ..................   13,500                   346,950
Gilead Sciences, Inc.* ....................    3,000                    98,640
IVAX Corp.*(caret) ........................   21,500                   232,200
Mylan Laboratories, Inc. ..................    8,300                   260,205
Pfizer, Inc. ..............................    7,572                   265,020
Pharmaceutical Resources, Inc.* ...........   12,000                   333,360
Pharmacia Corp. ...........................    6,700                   250,915
                                                                     ---------
                                                                     1,953,690
                                                                     ---------
  TOTAL HEALTH CARE .......................                          3,222,682
                                                                     ---------
INDUSTRIALS (11.7%)
AEROSPACE & DEFENSE (2.2%)
Lockheed Martin Corp. .....................    1,500                   104,250
Titan Corp.* ..............................   14,500                   265,205
                                                                     ---------
                                                                       369,455
                                                                     ---------
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Concord EFS, Inc.* ........................    7,000                   210,980
                                                                     ---------
MACHINERY (5.9%)
Flowserve Corp.* ..........................    5,000                   149,000
Illinois Tool Works, Inc. .................    3,500                   239,050
ITT Industries, Inc. ......................    5,000                   353,000
SPX Corp.*(caret) .........................    2,000                   235,000
                                                                     ---------
                                                                       976,050
                                                                     ---------

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER         VALUE
                                            OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
TRADING COMPANIES &
  DISTRIBUTORS (1.0%)
Fastenal Co.(caret) .................          4,500       $ 173,295
                                                          ----------
TRUCKING (1.3%)
Swift Transportation Co.,
   Inc.*(caret) .....................          9,500         221,350
                                                          ----------
  TOTAL INDUSTRIALS .................                      1,951,130
                                                          ----------
INFORMATION TECHNOLOGY (17.6%)
APPLICATION SOFTWARE (2.4%)
Electronic Arts, Inc.* ..............          6,000         396,300
                                                          ----------
COMPUTER HARDWARE (1.7%)
Dell Computer Corp.* ................          3,500          91,490
International Business Machines
  Corp. .............................          2,700         194,400
                                                          ----------
                                                             285,890
                                                          ----------
IT CONSULTING & SERVICES (2.5%)
Affiliated Computer Services,
  Inc., Class A* ....................          5,000         237,400
ChoicePoint, Inc.* ..................          4,000         181,880
                                                          ----------
                                                             419,280
                                                          ----------
NETWORKING EQUIPMENT (1.9%)
Cisco Systems, Inc.* ................         23,000         320,850
                                                          ----------
SEMICONDUCTOR EQUIPMENT (2.0%)
Microchip Technology, Inc.* .........         12,000         329,160
                                                          ----------
SEMICONDUCTORS (3.4%)
Altera Corp.* .......................          5,400          73,440
Intel Corp. .........................         13,300         242,991
Texas Instruments, Inc. .............         10,400         246,480
                                                          ----------
                                                             562,911
                                                          ----------
SYSTEMS SOFTWARE (3.7%)
Microsoft Corp.* ....................          6,500         355,550
Oracle Corp.* .......................         19,000         179,930
VERITAS Software Corp.* .............          3,700          73,223
                                                          ----------
                                                             608,703
                                                          ----------
  TOTAL INFORMATION TECHNOLOGY ......                      2,923,094
                                                          ----------


================================================================================
                                              NUMBER         VALUE
                                            OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS (5.2%)
CHEMICALS (3.7%)
PPG Industries, Inc. ................          5,000       $ 309,500
Rohm & Haas Co. .....................          7,500         303,675
                                                         -----------
                                                             613,175
                                                         -----------
METALS & MINING (1.5%)
Nucor Corp. .........................          3,800         247,152
                                                         -----------
  TOTAL MATERIALS ...................                        860,327
                                                         -----------
TELECOMMUNICATION SERVICES (2.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.7%)
L-3 Communications Holdings,
  Inc.*(caret) ......................          8,400         453,600
                                                         -----------
TOTAL COMMON STOCKS (93.4%)
  (Cost $16,052,390) ................                     15,544,513
                                                         -----------
                                          PRINCIPAL
                                           AMOUNT
                                         ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.4%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $1,064,893) .......     $1,064,893       1,064,893
                                                         -----------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost
   $17,117,283) .....................                     16,609,406
OTHER ASSETS
  LESS LIABILITIES (0.2%) ...........                         40,107
                                                         -----------
NET ASSETS (100%) ...................                    $16,649,513
                                                         ===========

----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

================================================================================
Investment security transactions for the six months ended June 30, 2002, were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ...  $18,901,845
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...   12,483,924

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation...........  $    660,559
Aggregate gross unrealized depreciation...........    (1,168,436)
                                                    ------------
Net unrealized depreciation ......................  $   (507,877)
                                                    ============
Federal income tax cost of investments ...........  $ 17,117,283
                                                    ============

At June 30, 2002, the Portfolio had loaned securities with a total value $910,299 which was secured by collateral of $940,375.

For the six months ended June 30, 2002, the Portfolio incurred approximately $800 and $90 as brokerage commissions with Wachovia Corp. and Bernstein (Sanford C.) & Co., Inc., respectively, both affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $2,914,439 of which $158,113 expires in the year 2007, $485,917 expires in the year 2008 and $2,270,409 expires in the year 2009.


                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (19.7%)
APPAREL RETAIL (0.2%)
Too, Inc.* ...........................     14,300              $    440,440
                                                               ------------
AUTO COMPONENTS (0.3%)
AutoZone, Inc.* ......................      8,600                   664,780
                                                               ------------
CASINOS & GAMING (2.8%)
Boyd Gaming Corp.*(caret) ............     27,600                   397,440
Harrah's Entertainment, Inc.* ........     81,400                 3,610,090
Station Casinos, Inc.*(caret) ........     70,700                 1,261,995
WMS Industries, Inc.*(caret) .........    107,600                 1,318,100
                                                               ------------
                                                                  6,587,625
                                                               ------------
DEPARTMENT STORES (0.8%)
Kohl's Corp.* ........................     26,000                 1,822,080
                                                               ------------
GENERAL MERCHANDISE STORES (3.1%)
Big Lots, Inc. .......................    374,700                 7,374,096
                                                               ------------
HOUSEHOLD DURABLES (2.6%)
Beazer Homes USA, Inc.* ..............     17,748                 1,419,840
Pulte Homes, Inc. ....................     84,800                 4,874,304
                                                               ------------
                                                                  6,294,144
                                                               ------------
INTERNET RETAIL (0.2%)
eBay, Inc.* ..........................      6,600                   406,692
                                                               ------------
LEISURE FACILITIES (1.3%)
Magna Entertainment Corp.,
  Class A* ...........................    215,900                 1,509,141
Six Flags, Inc.* .....................    115,600                 1,670,420
                                                               ------------
                                                                  3,179,561
                                                               ------------
MEDIA (4.1%)
AOL Time Warner, Inc.* ...............    180,300                 2,652,213
Cox Communications, Inc.,
  Class A* ...........................     38,600                 1,063,430
Lamar Advertising Co.*(caret) ........     77,400                 2,880,054
Radio One, Inc., Class A* ............     31,300                   465,431
Radio One, Inc., Class D*(caret) .....    178,000                 2,646,860
                                                               ------------
                                                                  9,707,988
                                                               ------------
RESTAURANTS (2.3%)
Brinker International, Inc.* .........     71,025                 2,255,044
Jack in the Box, Inc.* ...............     57,473                 1,827,641
Wendy's International, Inc. ..........     34,500                 1,374,135
                                                               ------------
                                                                  5,456,820
                                                               ------------
SPECIALTY STORES (2.1%)
Borders Group, Inc.* .................    270,336                 4,974,182
                                                               ------------
  TOTAL CONSUMER DISCRETIONARY........                           46,908,408
                                                               ------------
CONSUMER STAPLES (5.6%)
BEVERAGES (2.9%)
Coca-Cola Enterprises, Inc. ..........     83,000                 1,832,640
Pepsi Bottling Group, Inc. ...........    165,320                 5,091,856
                                                               ------------
                                                                  6,924,496
                                                               ------------
FOOD PRODUCTS (2.7%)
Dean Foods Co.*(caret) ...............     54,200                 2,021,660
Performance Food Group Co.*(caret)....     33,874                 1,146,974
R.J. Reynolds Tobacco
  Holdings, Inc. .....................     61,580                 3,309,925
                                                               ------------
                                                                  6,478,559
                                                               ------------
  TOTAL CONSUMER STAPLES .............                           13,403,055
                                                               ------------

================================================================================
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
ENERGY (8.8%)
OIL & GAS DRILLING (4.1%)
Ensco International, Inc. ............   110,600               $  3,014,956
GlobalSantaFe Corp. (Berlin
  Exchange) ..........................    25,597                    700,078
Helmerich & Payne, Inc. ..............    25,100                    896,572
Nabors Industries, Ltd.* .............    22,400                    790,720
Noble Corp.* .........................    92,500                  3,570,500
Patterson-UTI Energy, Inc.* ..........    28,900                    815,847
                                                               ------------
                                                                  9,788,673
                                                               ------------
OIL & GAS EQUIPMENT &
  SERVICES (4.2%)
BJ Services Co.* .....................    37,100                  1,256,948
Cooper Cameron Corp.* ................    40,000                  1,936,800
National-Oilwell, Inc.* ..............   131,700                  2,772,285
Tidewater, Inc. ......................    81,000                  2,666,520
Weatherford International, Inc.*......    31,340                  1,353,888
                                                               ------------
                                                                  9,986,441
                                                               ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.5%)
Grant Prideco, Inc.* .................    85,900                  1,168,240
                                                               ------------
  TOTAL ENERGY .......................                           20,943,354
                                                               ------------
FINANCIALS (9.6%)
BANKS (2.0%)
City National Corp. ..................    32,400                  1,741,500
Commerce Bancorp, Inc. ...............    19,200                    848,640
Greater Bay Bancorp(caret) ...........    22,400                    689,024
Sovereign Bancorp., Inc.(caret) ......   103,000                  1,539,850
                                                               ------------
                                                                  4,819,014
                                                               ------------
DIVERSIFIED FINANCIALS (3.3%)
AMBAC Financial Group, Inc. ..........    51,700                  3,474,240
Bank of Hawaii Corp.(caret) ..........    39,800                  1,114,400
Lehman Brothers Holdings, Inc.........    51,200                  3,201,024
                                                               ------------
                                                                  7,789,664
                                                               ------------
INSURANCE (2.3%)
Everest Re Group Ltd. ................    35,200                  1,969,440
HCC Insurance Holdings, Inc.(caret) ..    74,800                  1,970,980
XL Capital Ltd., Class A .............    18,800                  1,592,360
                                                               ------------
                                                                  5,532,780
                                                               ------------
INVESTMENT COMPANIES (2.0%)
Stilwell Financial, Inc. .............   263,000                  4,786,600
                                                               ------------
  TOTAL FINANCIALS ...................                           22,928,058
                                                               ------------
HEALTH CARE (15.0%)
BIOTECHNOLOGY (0.4%)
IDEC Pharmaceuticals Corp.* ..........    26,320                    933,044
                                                               ------------
HEALTH CARE EQUIPMENT &
  SERVICES (10.4%)
AdvancePCS* ..........................   238,100                  5,700,114
Anthem, Inc.* ........................    49,000                  3,306,520
Boston Scientific Corp.* .............    76,600                  2,245,912
Community Health Systems,
  Inc.*(caret) .......................    43,400                  1,163,120
Health Management Associates,
  Inc., Class A* .....................   154,810                  3,119,421
McKesson HBOC, Inc. ..................    28,930                    946,011
St. Jude Medical, Inc.* ..............    20,290                  1,498,417
Sybron Dental Specialties, Inc.* .....   135,100                  2,499,350

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
============================================================================
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
----------------------------------------------------------------------------
Tenet Healthcare Corp.* ...............         25,600          $  1,831,680
Triad Hospitals, Inc.* ................         42,500             1,801,150
Varian Medical Systems, Inc.* .........         16,300               660,965
                                                                ------------
                                                                  24,772,660
                                                                ------------
PHARMACEUTICALS (4.2%)
Barr Laboratories, Inc.* ..............         86,100             5,469,933
Eon Labs, Inc.*(caret) ................         16,000               284,640
Gilead Sciences, Inc.* ................        130,620             4,294,786
                                                                ------------
                                                                  10,049,359
                                                                ------------
  TOTAL HEALTH CARE ...................                           35,755,063
                                                                ------------
INDUSTRIALS (18.6%)
AEROSPACE & DEFENSE (1.0%)
United Defense Industries, Inc.*.......         27,400               630,200
Veridian Corp.*(caret) ................         74,300             1,686,610
                                                                ------------
                                                                   2,316,810
                                                                ------------
AIRLINES (2.4%)
Alaska Air Group, Inc.* ...............         41,900             1,093,590
Continental Airlines, Inc.,
  Class B*(caret) .....................        239,700             3,782,466
Frontier Airlines, Inc.* ..............         92,579               752,667
                                                                ------------
                                                                   5,628,723
                                                                ------------
BUILDING PRODUCTS (3.2%)
American Standard Cos., Inc.* .........         26,390             1,981,889
D.R. Horton, Inc. .....................        124,253             3,234,306
York International Corp. ..............         71,900             2,429,501
                                                                ------------
                                                                   7,645,696
                                                                ------------
COMMERCIAL SERVICES &
  SUPPLIES (8.8%)
ARAMARK Corp., Class B* ...............        243,500             6,087,500
Ceridian Corp.* .......................        198,000             3,758,040
H&R Block, Inc. .......................         76,500             3,530,475
Manpower, Inc.(caret) .................        110,300             4,053,525
Paychex, Inc. .........................         44,650             1,397,098
Weight Watchers International,
  Inc. *(caret) .......................         49,700             2,158,968
                                                                ------------
                                                                  20,985,606
                                                                ------------
ELECTRICAL EQUIPMENT (0.6%)
Mettler-Toledo International,
  Inc.* ...............................         36,270             1,337,275
                                                                ------------
MACHINERY (2.2%)
Pall Corp. ............................         83,600             1,734,700
SPX Corp.* ............................         25,600             3,008,000
Terex Corp.*(caret) ...................         27,000               607,230
                                                                ------------
                                                                   5,349,930
                                                                ------------
MARINE (0.4%)
Stelmar Shipping Ltd.* ................         39,000               578,760
Tsakos Energy Navigation Ltd.
  (ADR) ...............................         26,400               369,600
                                                                ------------
                                                                     948,360
                                                                ------------
  TOTAL INDUSTRIALS ...................                           44,212,400
                                                                ------------
INFORMATION TECHNOLOGY (12.2%)
APPLICATION SOFTWARE (2.0%)
BEA Systems, Inc.* ....................        138,900             1,320,939
Cadence Design Systems, Inc.* .........         65,700             1,059,084


============================================================================
                                               NUMBER              VALUE
                                             OF SHARES           (NOTE 1)
----------------------------------------------------------------------------
PeopleSoft, Inc.* .....................        72,300           $  1,075,824
Symantec Corp.* .......................        40,025              1,314,821
                                                                ------------
                                                                   4,770,668
                                                                ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.9%)
Ace Ltd. ..............................       114,000              3,602,400
Arrow Electronics, Inc.* ..............        29,000                601,750
Avnet, Inc.* ..........................         8,100                178,119
Flextronics International Ltd.* .......       347,000              2,474,110
Thermo Electron Corp.* ................        50,270                829,455
Waters Corp.* .........................       125,600              3,353,520
Wilson Greatbatch
  Technologies, Inc.*(caret) ..........        29,000                738,920
                                                                ------------
                                                                  11,778,274
                                                                ------------
INTERNET SOFTWARE & SERVICES (0.6%)
Polycom, Inc.* ........................        25,700                308,143
Yahoo!, Inc.* .........................        72,700              1,073,052
                                                                ------------
                                                                   1,381,195
                                                                ------------
OFFICE ELECTRONICS (0.2%)
Harland (John H.) Co. .................        18,100                510,420
                                                                ------------
SEMICONDUCTORS (2.3%)
Advanced Micro Devices, Inc.* .........       174,400              1,695,168
Atmel Corp.* ..........................       231,800              1,451,068
Fairchild Semiconductor
  International, Inc., Class A* .......        43,600              1,059,480
Micron Technology, Inc.* ..............        65,900              1,332,498
                                                                ------------
                                                                   5,538,214
                                                                ------------
SYSTEMS SOFTWARE (1.6%)
Compuware Corp.* ......................       331,865              2,014,421
Network Associates, Inc.*(caret) ......        91,000              1,753,570
                                                                ------------
                                                                   3,767,991
                                                                ------------
TELECOMMUNICATIONS
  EQUIPMENT (0.5%)
General Motors Corp., Class H*.........       121,500              1,263,600
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY.........                           29,010,362
                                                                ------------
MATERIALS (2.6%)
CHEMICALS (0.3%)
Crompton Corp. ........................        50,400                642,600
                                                                ------------
CONSTRUCTION MATERIALS (0.2%)
Lafarge Corp.(caret) ..................        15,800                555,370
                                                                ------------
METALS & MINING (2.1%)
Falconbridge Ltd. .....................       188,800              2,470,327
Massey Energy Co. .....................       203,700              2,586,990
                                                                ------------
                                                                   5,057,317
                                                                ------------
  TOTAL MATERIALS .....................                            6,255,287
                                                                ------------
TELECOMMUNICATION
  SERVICES (5.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (5.1%)
Citizens Communications Co.*(caret)....     1,127,990              9,429,996
EchoStar Communications Corp.,
  Class A*(caret) .....................       145,400              2,698,624
                                                                ------------
  TOTAL TELECOMMUNICATION
     SERVICES .........................                           12,128,620
                                                                ------------

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
============================================================================
                                               NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
----------------------------------------------------------------------------
UTILITIES (2.0%)
ELECTRIC UTILITIES (2.0%)
FirstEnergy Corp. ...............            144,501      $  4,823,415
                                                          ------------
TOTAL COMMON STOCKS (99.2%)
  (Cost $246,833,328)............                          236,368,022
                                                          ------------
PREFERRED STOCKS:
TELECOMMUNICATION SERVICES (0.0%)
WIRELESS TELECOMMUNICATION
  SERVICES (0.0%)
Nextel Communications, Inc.,
  Series D*, 13.00%
  (Cost $45,475).................                107            31,030
                                                          ------------



============================================================================
                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
----------------------------------------------------------------------------

CONVERTIBLE BONDS:
INFORMATION TECHNOLOGY (0.5%)
NETWORKING EQUIPMENT (0.5%)
Redback Networks
  5.00%, 4/1/07
  (Cost $1,537,444)...................    $2,615,000      $  1,130,988
                                                          ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.4%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $1,010,773).........     1,010,773         1,010,773
                                                          ------------
TOTAL INVESTMENTS (100.1%)
  (Cost/Amortized Cost
  $249,427,020).......................                     238,540,813
OTHER ASSETS
  LESS LIABILITIES (-0.1%) ...........                        (164,459)
                                                          ------------
NET ASSETS (100%) ....................                    $238,376,354
                                                          ============

----------
*    Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

     Glossary:
     ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002, were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $ 320,631,773
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     232,255,925

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................   $  10,798,704
Aggregate gross unrealized depreciation ................     (21,684,911)
                                                           -------------
Net unrealized depreciation ............................   $ (10,886,207)
                                                           =============
Federal income tax cost of investments .................   $ 249,427,020
                                                           =============

At June 30, 2002, the Portfolio had loaned securities with a total value $21,118,795, which was secured by collateral of $21,059,882.

The Portfolio has a net capital loss carryforward of $14,822,463 of which $129,172 expires in the year 2008 and $14,693,291 which expires in the year 2009.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.4%)
APPAREL RETAIL (1.1%)
American Eagle Outfitters, Inc.*.....      8,300               $    175,462
Christopher & Banks Corp.* ..........     62,000                  2,622,600
Limited Brands, Inc. ................     93,590                  1,993,467
Pacific Sunwear of California,
  Inc.* .............................     88,900                  1,970,913
Too, Inc.* ..........................     27,100                    834,680
                                                               ------------
                                                                  7,597,122
                                                               ------------
AUTO COMPONENTS (1.3%)
American Axle & Manufacturing
  Holdings, Inc.* ...................     67,000                  1,992,580
Diebold, Inc. .......................     44,500                  1,657,180
Federal Signal Corp.(caret) .........   199,900                   4,797,600
Superior Industries International,
  Inc. ..............................     9,300                     430,125
                                                               ------------
                                                                  8,877,485
                                                               ------------
AUTOMOBILES (1.0%)
Coachman Industries, Inc. ...........   183,100                   2,654,950
Group 1 Automotive, Inc.*(caret) ....     7,500                     286,125
Sonic Automotive, Inc.*(caret) ......   147,000                   3,785,250
                                                               ------------
                                                                  6,726,325
                                                               ------------
CASINOS & GAMING (0.5%)
Harrah's Entertainment, Inc.* .......    83,100                   3,685,485
                                                               ------------
CATALOG RETAIL (0.8%)
J. Jill Group, Inc.*(caret) .........   134,700                   5,111,865
                                                               ------------
COMPUTER & ELECTRONICS
  RETAIL (0.5%)
Circuit City Stores, Inc. - CarMax
  Group*(caret) .....................   166,000                   3,593,900
                                                               ------------
DISTRIBUTORS (0.1%)
Fleetwood Enterprises, Inc.*(caret) .    98,700                     858,690
                                                               ------------
GENERAL MERCHANDISE STORES (0.8%)
Big Lots, Inc. ......................   284,600                   5,600,928
                                                               ------------
HOTELS (0.2%)
Mandalay Resort Group*(caret) .......    51,600                   1,422,612
                                                               ------------
HOUSEHOLD DURABLES (5.7%)
Black & Decker Corp. ................   125,600                   6,053,920
Centex Corp. ........................    70,100                   4,051,079
Clayton Homes, Inc. .................   176,900                   2,795,020
Ethan Allen Interiors, Inc.(caret) ..    24,900                     867,765
KB Home .............................   100,000                   5,151,000
Lennar Corp.(caret) .................    61,700                   3,776,040
Maytag Corp. ........................    81,500                   3,475,975
Pulte Homes, Inc. ...................    13,100                     752,988
Snap-On, Inc. .......................   292,400                   8,681,356
Standard-Pacific Corp.(caret) .......    97,700                   3,427,316
                                                               ------------
                                                                 39,032,459
                                                               ------------
LEISURE FACILITIES (0.2%)
Six Flags, Inc.* ....................    79,300                   1,145,885
                                                               ------------
LEISURE PRODUCTS (0.1%)
Callaway Golf Co. ...................    19,100                     302,544
                                                               ------------
MEDIA (1.5%)
E.W. Scripps Co., Class A ...........    57,100                   4,396,700


================================================================================
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Playboy Enterprises, Inc.,
  Class B*(caret) ...................   197,600                $  2,519,400
Radio One, Inc., Class D*(caret) ....   230,400                   3,426,048
                                                               ------------
                                                                 10,342,148
                                                               ------------
RESTAURANTS (1.0%)
Applebee's International, Inc. ......    16,950                     389,002
CEC Entertainment, Inc.* ............    41,900                   1,730,470
Jack in the Box, Inc.* ..............    52,900                   1,682,220
Ruby Tuesday, Inc. ..................    68,800                   1,334,720
Wendy's International, Inc. .........    44,100                   1,756,503
                                                               ------------
                                                                  6,892,915
                                                               ------------
TEXTILES & APPAREL (0.6%)
Culp, Inc.* .........................    60,500                     974,655
Mohawk Industries, Inc.* ............     6,800                     418,404
OshKosh B'Gosh, Inc., Class A .......    60,000                   2,609,394
                                                               ------------
                                                                  4,002,453
                                                               ------------
 TOTAL CONSUMER DISCRETIONARY........                           105,192,816
                                                               ------------
CONSUMER STAPLES (3.8%)
DRUG RETAIL (0.4%)
Longs Drug Stores Corp.(caret) ......    82,400                   2,331,096
                                                               ------------
FOOD PRODUCTS (2.7%)
Dean Foods Co.*(caret) ..............   102,492                   3,822,952
Dole Food Co. .......................   156,800                   4,523,680
Horizon Organic Holding Corp.*.......    27,800                     489,836
McCormick & Co., Inc. (Non
  Voting) ...........................   364,400                   9,383,300
                                                               ------------
                                                                 18,219,768
                                                               ------------
FOOD RETAIL (0.1%)
Whole Foods Market, Inc.* ...........    14,800                     713,656
                                                               ------------
PERSONAL PRODUCTS (0.6%)
Alberto-Culver Co., Class A(caret) ..    24,400                   1,102,392
Alberto-Culver Co., Class B(caret) ..    28,300                   1,352,740
Estee Lauder Cos., Inc.,
  Class A(caret) ....................    51,000                   1,795,200
                                                               ------------
                                                                  4,250,332
                                                               ------------
 TOTAL CONSUMER STAPLES .............                            25,514,852
                                                               ------------
ENERGY (4.8%)
OIL & GAS EQUIPMENT &
  SERVICES (0.8%)
CAL Dive International, Inc.* .......    28,100                     618,200
Global Industries Ltd.* .............   109,400                     764,706
Input/Output, Inc.* .................    55,200                     496,800
National-Oilwell, Inc.* .............    10,000                     210,500
Newpark Resources, Inc.*(caret) .....   121,000                     889,350
Oceaneering International, Inc.*.....    27,900                     753,300
Smith International, Inc.*(caret) ...    17,200                   1,172,868
W-H Energy Services, Inc.* ..........    11,900                     263,704
                                                               ------------
                                                                  5,169,428
                                                               ------------
OIL & GAS EXPLORATION &
  PRODUCTION (1.8%)
Equitable Resources, Inc. ...........   248,600                   8,526,980
Grant Prideco, Inc.* ................     9,900                     134,640
Hurricame Hydrocarbons Ltd.,
  Class A* ..........................   189,200                   1,769,020

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Nuevo Energy Co.* ...................   112,900                $  1,783,820
                                                               ------------
                                                                 12,214,460
                                                               ------------
OIL & GAS REFINING &
  MARKETING (2.2%)
Pennzoil-Quaker State Co. ...........   512,200                  11,027,666
Valero Energy Corp. .................   116,500                   4,359,430
                                                               ------------
                                                                 15,387,096
                                                               ------------
 TOTAL ENERGY .......................                            32,770,984
                                                               ------------
FINANCIALS (29.5%)
BANKS (10.6%)
Astoria Financial Corp. .............   101,900                   3,265,895
Bank Atlantic Bancorp, Inc.,
  Class A(caret) ....................   262,900                   3,259,960
Banknorth Group, Inc. ...............   280,800                   7,306,416
City National Corp. .................   151,600                   8,148,500
Commerce Bancorp, Inc. ..............   189,100                   8,358,220
Commercial Federal Corp. ............    18,900                     548,100
Hudson City Bancorp, Inc. ...........   429,800                   8,553,020
Huntington Bancshares, Inc. .........   527,900                  10,251,818
Investors Financial Services
  Corp. .............................    55,200                   1,851,408
Mercantile Bankshares Corp. .........   198,900                   8,160,867
North Fork Bancorporation, Inc.......   104,000                   4,140,240
Old Republic International
  Corp. .............................    44,500                   1,401,750
Popular, Inc. .......................    57,800                   1,946,704
Republic Services, Inc.* ............    92,500                   1,763,975
Silicon Valley Bancshares* ..........    49,000                   1,291,640
TCF Financial Corp. .................    26,700                   1,310,970
Webster Financial Corp. .............    13,000                     497,120
                                                               ------------
                                                                 72,056,603
                                                               ------------
DIVERSIFIED FINANCIALS (4.1%)
Affiliated Managers Group, Inc.*.....    24,100                   1,482,150
AMBAC Financial Group, Inc. .........    52,300                   3,514,560
Bank of Hawaii Corp.(caret) .........   182,800                   5,118,400
BlackRock, Inc.* ....................    90,200                   3,995,860
IndyMac Bancorp, Inc.*(caret) .......   183,100                   4,152,708
iShares Russell 2000 Value Index.....    42,000                   5,707,800
iShares Russell Midcap Value
  Index .............................    27,000                   2,129,760
Waddell & Reed Financial, Inc.,
  Class A(caret) ....................    90,100                   2,065,092
                                                               ------------
                                                                 28,166,330
                                                               ------------
INSURANCE (4.9%)
Allmerica Financial Corp. ...........    52,300                   2,416,260
HCC Insurance Holdings, Inc.(caret) .   286,900                   7,559,815
Insurance Auto Auctions, Inc.* ......     7,500                     146,250
Markel Corp.* .......................    24,000                   4,728,000
Penn-America Group, Inc. ............    29,050                     305,897
Protective Life Corp. ...............    54,200                   1,794,020
Radian Group, Inc. ..................    73,378                   3,584,515
Reinsurance Group of America,
  Inc.(caret) .......................     7,200                     221,904
Trigon Healthcare, Inc.* ............    67,600                   6,799,208
UICI* ...............................   213,200                   4,306,640
Vesta Insurance Group, Inc. .........   363,200                   1,554,496
                                                               ------------
                                                                 33,417,005
                                                               ------------


================================================================================
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (0.2%)
LaBranche & Co., Inc. *(caret) ......    30,500                $    698,450
Legg Mason, Inc. ....................    16,300                     804,242
                                                               ------------
                                                                  1,502,692
                                                               ------------
REAL ESTATE (9.7%)
Alexandria Real Estate Equities,
  Inc. ..............................    58,100                   2,866,654
Apartment Investment &
  Management Co. ....................   206,400                  10,154,880
AvalonBay Communities, Inc. .........    90,600                   4,231,020
CBL & Associates Properties,
  Inc. ..............................    61,200                   2,478,600
CenterPoint Properties Corp.(caret) .   131,700                   7,639,917
Crescent Real Estate Equities
  Co. ...............................    88,600                   1,656,820
Duke Realty Corp. ...................   366,100                  10,598,595
Home Properties of New York,
  Inc. ..............................    10,500                     398,370
Ryland Group, Inc. ..................   120,100                   5,974,975
Sun Communities, Inc. ...............   222,000                   9,268,500
Taubman Center, Inc. ................   126,500                   1,929,125
Vornado Realty Trust ................   200,900                   9,281,580
                                                               ------------
                                                                 66,479,036
                                                               ------------
 TOTAL FINANCIALS ...................                           201,621,666
                                                               ------------
HEALTH CARE (4.8%)
BIOTECHNOLOGY (0.2%)
Applera Corp.-Celera Genomics
  Group*(caret) .....................    21,800                     261,600
CV Therapeutics, Inc.* ..............     2,900                      53,998
Exelixis, Inc.* .....................    45,200                     340,356
Neurocrine Biosciences, Inc.* .......    23,000                     658,950
                                                               ------------
                                                                  1,314,904
                                                               ------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.7%)
AmeriPath, Inc.* ....................    19,600                     470,400
Angelica Corp. ......................    41,500                     713,800
Community Health Systems,
  Inc.*(caret) ......................    54,900                   1,471,320
DENTSPLY International, Inc. ........   205,900                   7,599,769
First Health Group Corp.* ...........   232,600                   6,522,104
Hillenbrand Industries, Inc. ........    58,400                   3,279,160
Millipore Corp. .....................    64,100                   2,049,918
Steris Corp.* .......................   168,100                   3,212,391
Viasys Healthcare, Inc.*(caret) .....    14,931                     260,546
                                                               ------------
                                                                 25,579,408
                                                               ------------
PHARMACEUTICALS (0.9%)
Delta & Pine Land Co. ...............   301,200                   6,054,120
                                                               ------------
 TOTAL HEALTH CARE ..................                            32,948,432
                                                               ------------
INDUSTRIALS (15.8%)
AEROSPACE & DEFENSE (1.0%)
Martin Marietta Materials, Inc. .....    98,700                   3,849,300
United Defense Industries, Inc.*.....   116,800                   2,686,400
                                                               ------------
                                                                  6,535,700
                                                               ------------
AIRLINES (1.4%)
Alaska Air Group, Inc.* .............    12,100                     315,810
AMR Corp.* ..........................     7,300                     123,078
Northwest Airlines Corp.* ...........   391,804                   4,725,156

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)


================================================================================
                                        NUMBER                   VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Skywest, Inc. ......................    80,800                $  1,889,912
UAL Corp.*(caret) ..................   238,600                   2,729,584
                                                              ------------
                                                                 9,783,540
                                                              ------------
BUILDING PRODUCTS (1.8%)
D.R. Horton, Inc. ..................    62,100                   1,616,463
Elcor Corp. ........................   147,000                   4,020,450
Florida Rock Industries, Inc. ......     4,100                     146,821
York International Corp. ...........   196,000                   6,622,840
                                                              ------------
                                                                12,406,574
                                                              ------------
COMMERCIAL SERVICES &
  SUPPLIES (3.2%)
Arbitron, Inc.* ....................    21,020                     655,824
Banta Corp. ........................   285,300                  10,242,270
Ceridian Corp.* ....................     9,800                     186,004
Labor Ready, Inc.*(caret) ..........    81,100                     474,435
Manpower, Inc.(caret) ..............    90,100                   3,311,175
Unifirst Corp. .....................    16,100                     407,330
Viad Corp. .........................   242,700                   6,310,200
                                                              ------------
                                                                21,587,238
                                                              ------------
CONSTRUCTION & ENGINEERING (1.1%)
Fluor Corp. ........................    38,600                   1,503,470
Furniture Brands International,
  Inc.* ............................   162,900                   4,927,725
Jacobs Engineering Group, Inc.*.....    24,200                     841,676
                                                              ------------
                                                                 7,272,871
                                                              ------------
ELECTRICAL EQUIPMENT (2.3%)
Ametek, Inc. .......................   198,800                   7,405,300
General Cable Corp. ................    13,300                      83,790
Hubbell, Inc., Class B .............   243,700                   8,322,355
                                                              ------------
                                                                15,811,445
                                                              ------------
MACHINERY (3.4%)
Albany International Corp. .........    21,900                     589,329
Astec Industries, Inc.*(caret) .....    24,900                     400,641
Kennametal, Inc. ...................   176,400                   6,456,240
Kulicke & Soffa Industries*(caret) .    24,200                     299,838
Milacron, Inc.(caret) ..............    72,700                     737,905
Nacco Industries, Inc., Class A ....    84,100                   4,886,210
Navistar International Corp. .......   127,600                   4,083,200
SPX Corp.* .........................    14,300                   1,680,250
Stewart & Stevenson Services,
  Inc. .............................    32,100                     569,454
Terex Corp.*(caret) ................   120,100                   2,701,049
Wabtec Corp. .......................    41,900                     597,075
                                                              ------------
                                                                23,001,191
                                                              ------------
RAILROADS (0.5%)
Genesee & Wyoming, Inc.,
  Class A* .........................   159,050                   3,588,168
                                                              ------------
TRUCKING (1.1%)
CNF Transportation, Inc. ...........    49,000                   1,861,020
Landstar System, Inc.* .............    19,800                   2,115,630
Oshkosh Truck Corp. ................    49,700                   2,937,767
Ryder System, Inc. .................    32,400                     877,716
                                                              ------------
                                                                 7,792,133
                                                              ------------
 TOTAL INDUSTRIALS .................                           107,778,860
                                                              ------------
INFORMATION TECHNOLOGY (7.3%)
APPLICATION SOFTWARE (0.8%)
Quest Software, Inc.* ..............   124,300                   1,806,079


==========================================================================
                                        NUMBER                   VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------

Symantec Corp.* ....................    50,600                $  1,662,210
Take-Two Interactive Software,
  Inc.*(caret) .....................    68,200                   1,404,238
Vastera, Inc.*(caret) ..............   103,200                     453,048
                                                              ------------
                                                                 5,325,575
                                                              ------------
COMPUTER HARDWARE (0.1%)
Hutchinson Technology,
   Inc.*(caret) ....................    56,200                     878,968
                                                              ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.0%)
Arrow Electronics, Inc.* ...........    19,400                     402,550
Artesyn Technologies, Inc.* ........    63,800                     413,488
Avnet, Inc.* .......................    62,600                   1,376,574
Avocent Corp.* .....................    72,700                   1,157,384
Ingram Micro, Inc., Class A* .......    47,500                     653,125
Ionics, Inc.* ......................    75,900                   1,840,575
Optimal Robotics Corp.*(caret) .....    16,100                     117,369
Pentair, Inc. ......................   159,700                   7,678,376
RadiSys Corp.* .....................   114,900                   1,336,287
SCANA Corp. ........................   137,900                   4,256,973
Semtech Corp.* .....................    56,500                   1,508,550
Tech Data Corp.* ...................    36,000                   1,362,600
Tektronix, Inc.* ...................    51,300                     959,823
Thermo Electron Corp.* .............   238,400                   3,933,600
                                                              ------------
                                                                26,997,274
                                                              ------------
INTERNET SOFTWARE & SERVICES (0.5%)
Exult, Inc. *(caret) ...............   173,200                   1,125,800
Overture Services, Inc.*(caret) ....    73,900                   1,846,022
Polycom, Inc.*(caret) ..............    50,500                     605,495
                                                              ------------
                                                                 3,577,317
                                                              ------------
IT CONSULTING & SERVICES (0.7%)
Inforte Corp.*(caret) ..............    92,200                     914,624
Intercept Group, Inc.*(caret) ......   176,500                   3,657,080
                                                              ------------
                                                                 4,571,704
                                                              ------------
SEMICONDUCTOR EQUIPMENT (0.4%)
Axcelis Technologies, Inc.*(caret) .    51,500                     581,950
Dupont Photomasks, Inc.* ...........    19,100                     620,368
Emulex Corp.*(caret) ...............    59,500                   1,339,345
Lattice Semiconductor Corp.* .......     8,000                      69,920
                                                              ------------
                                                                 2,611,583
                                                              ------------
SEMICONDUCTORS (0.8%)
Advanced Power Technology,
  Inc.* ............................    91,200                   1,321,488
Cypress Semiconductor Corp.* .......    51,200                     777,216
Integrated Silicon Solutions* ......   201,900                   1,800,948
MIPS Technologies, Inc.,
  Class A*(caret) ..................    19,400                     119,698
Oak Technology, Inc.* ..............    73,200                     331,596
Virage Logic Corp.* ................    85,700                   1,115,814
                                                              ------------
                                                                 5,466,760
                                                              ------------
SYSTEMS SOFTWARE (0.0%)
Numerical Technologies,
   Inc.*(caret) ....................    58,000                     231,710
                                                              ------------
TELECOMMUNICATIONS
  EQUIPMENT (0.0%)
Proxim Corp., Class A* .............    47,618                     142,806
                                                              ------------
 TOTAL INFORMATION TECHNOLOGY.......                            49,803,697
                                                              ------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                      NUMBER             VALUE
                                    OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS (12.8%)
CHEMICALS (5.6%)
Arch Chemicals, Inc.(caret) ......   213,600        $  5,275,920
Cytec Industries, Inc.* ..........   170,100           5,347,944
Georgia Gulf Corp. ...............    81,500           2,154,860
IMC Global, Inc. .................   162,600           2,032,500
Lyondell Chemical Co. ............   562,300           8,490,730
Millennium Chemicals, Inc. .......   537,200           7,547,660
Minerals Technologies, Inc. ......    16,800             828,576
Omnova Solutions, Inc. ...........   371,300           3,118,920
PolyOne Corp.(caret) .............   302,200           3,399,750
                                                    ------------
                                                      38,196,860
                                                    ------------
CONSTRUCTION MATERIALS (0.9%)
Lafarge Corp.(caret) .............    90,100           3,167,015
Texas Industries, Inc.(caret) ....   107,800           3,394,622
                                                    ------------
                                                       6,561,637
                                                    ------------
CONTAINERS & PACKAGING (1.2%)
Ball Corp. .......................    35,100           1,455,948
Owens-Illinois, Inc.* ............   216,600           2,976,084
Packaging Corp. of America* ......    51,000           1,014,390
Pactiv Corp.* ....................   105,500           2,510,900
                                                    ------------
                                                       7,957,322
                                                    ------------
METALS & MINING (3.2%)
Agnico-Eagle Mines(caret) ........    17,500             254,975
Century Aluminum Co.(caret) ......   394,300           5,871,127
Freeport-McMoran Copper &
  Gold, Inc., Class B*(caret) ....    22,800             406,980
Meridian Gold, Inc.*(caret) ......     9,700             155,685
Phelps Dodge Corp. ...............   119,800           4,935,760
Ryerson Tull, Inc. ...............   178,700           2,078,281
Silgan Holdings, Inc.* ...........    86,300           3,489,972
Steelcase Inc. ...................   367,600           4,918,488
                                                    ------------
                                                      22,111,268
                                                    ------------
PAPER & FOREST PRODUCTS (1.9%)
Aracruz Celulose S.A. ( ADR)
  (caret).........................   262,600           5,252,000
Boise Cascade Corp. ..............    26,100             901,233
Louisiana-Pacific Corp. ..........   177,000           1,874,430
MeadWestvaco Corp. ...............    45,209           1,517,214
Sappi Ltd. (ADR) .................   121,500           1,703,430
Temple-Inland, Inc. ..............    25,400           1,469,644
                                                    ------------
                                                      12,717,951
                                                    ------------
 TOTAL MATERIALS .................                    87,545,038
                                                    ------------


================================================================================
                                       NUMBER            VALUE
                                      OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (0.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
Andrew Corp.* ....................    26,400        $    378,312
Citizens Communications Co.*
  (caret).........................   320,300           2,677,708
Metro One Telecommunications,
  Inc.*(caret) ...................    64,800             904,608
                                                    ------------
                                                       3,960,628
                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.0%)
Spectrasite Holdings, Inc.* ......    96,000              17,280
Triton PCS Holdings, Inc.,
  Class A*(caret) ................    80,900             315,510
                                                    ------------
                                                         332,790
                                                    ------------
  TOTAL TELECOMMUNICATION
     SERVICES ....................                     4,293,418
                                                    ------------
UTILITIES (3.9%)
ELECTRIC UTILITIES (2.8%)
CINergy Corp. ....................   108,700           3,912,113
DPL, Inc. ........................   167,200           4,422,440
FirstEnergy Corp. ................    98,300           3,281,254
Northeast Utilities ..............   121,100           2,277,891
NSTAR ............................    51,900           2,324,082
Wisconsin Energy Corp. ...........    99,900           2,524,473
                                                    ------------
                                                      18,742,253
                                                    ------------
GAS UTILITIES (0.7%)
KeySpan Corp. ....................    49,600           1,867,440
Kinder Morgan Management
  LLC* ...........................    40,590           1,238,010
Kinder Morgan, Inc. ..............    44,800           1,703,296
Sempra Energy ....................     7,100             157,123
                                                    ------------
                                                       4,965,869
                                                    ------------
MULTI--UTILITIES (0.4%)
Energy East Corp. ................   110,200           2,490,520
                                                    ------------
 TOTAL UTILITIES .................                    26,198,642
                                                    ------------
TOTAL INVESTMENTS (98.7%)
  (Cost $647,257,085).............                   673,668,405
OTHER ASSETS LESS
  LIABILITIES (1.3%) .............                     9,036,683
                                                    ------------
NET ASSETS (100%) ................                  $682,705,088
                                                    ============


----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ...     $452,324,400
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...      223,687,803

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..........    $  62,646,442
Aggregate gross unrealized depreciation ..........      (36,235,122)
                                                      -------------
Net unrealized appreciation ......................    $  26,411,320
                                                      =============
Federal income tax cost of investments ...........    $ 647,257,085
                                                      =============

At June 30, 2002, the Portfolio had loaned securities with a total value $67,642,297 which was secured by collateral of $68,797,950.

The Portfolio has a net capital loss carryforward of $24,390,700 of which $7,707,048 expires in the year 2006, $12,520,421, which expires in the year 2007 and $4,163,231, which expires in the year 2008.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                 PRINCIPAL             VALUE
                                                  AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (26.3%)
AUTO COMPONENTS (1.7%)
ArvinMeritor, Inc.
  8.75%, 03/01/12 ..........................   $ 1,635,000          $  1,738,267
Collins & Aikman Products Co. (Section)
  10.75%, 12/31/11 .........................     1,875,000             1,884,375
Dana Corp.
  10.125%, 03/15/10 (i) ....................     2,040,000             2,080,800
Dura Operating Corp., Series D
  9.00%, 05/01/09 ..........................     3,225,000             3,128,250
                                                                    ------------
                                                                       8,831,692
                                                                    ------------
AUTOMOBILES (0.2%)
United Auto Group, Inc.
  9.625%, 03/15/12 (i) .....................     1,235,000             1,241,175
                                                                    ------------
CASINOS & GAMING (3.4%)
Argosy Gaming Co.
  9.00%, 09/01/11 ..........................       735,000               754,294
Boyd Gaming Corp. (Section)
  9.25%, 08/01/09 ..........................     2,775,000             2,955,375
MGM Grand, Inc.
  8.375%, 02/01/11 .........................     1,875,000             1,884,375
  9.75%, 06/01/07 ..........................     1,900,000             2,004,500
Mohegan Tribal Gaming Authority
  8.375%, 07/01/11 .........................     2,895,000             2,956,518
  8.75%, 01/01/09 ..........................       885,000               915,975
Park Place Entertainment Corp.
  7.875%, 03/15/10 (i) .....................     1,480,000             1,468,900
  9.375%, 02/15/07 .........................     4,500,000             4,702,500
                                                                    ------------
                                                                      17,642,437
                                                                    ------------
DISTRIBUTORS (0.7%)
Transdigm, Inc.
  10.375%, 12/01/08 ........................     3,500,000             3,587,500
                                                                    ------------
HOTELS (2.7%)
Extended Stay America, Inc.
  9.875%, 06/15/11 .........................     4,335,000             4,410,862
Mandalay Resorts Group, Series B
  10.25%, 08/01/07 .........................     2,405,000             2,567,338
Meristar Hospitality Corp.
  9.125%, 01/15/11 (i) .....................     1,410,000             1,346,550
Meristar Hospitality Operation (Section)
  10.50%, 06/15/09 .........................     2,615,000             2,641,150
Sun International Hotels
  8.875%, 08/15/11 .........................     3,175,000             3,242,469
                                                                    ------------
                                                                      14,208,369
                                                                    ------------
HOUSEHOLD DURABLES (1.7%)
Beazer Homes USA
  8.375%, 04/15/12 (i) .....................     1,740,000             1,757,400
D.R. Horton, Inc.
  10.50%, 04/01/05 .........................     4,000,000             4,250,000
Sealy Mattress Co., Series B
  9.875%, 12/15/07 .........................     2,745,000             2,758,725
                                                                    ------------
                                                                       8,766,125
                                                                    ------------
LEISURE FACILITIES (3.0%)
Intrawest Corp.
  9.75%, 08/15/08 ..........................     3,400,000             3,451,000
  10.50%, 02/01/10 .........................     1,120,000             1,164,800


================================================================================
                                                 PRINCIPAL             VALUE
                                                  AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------
Premier Parks, Inc.
  9.75%, 06/15/07 ......................       $ 3,725,000          $  3,818,125
  9.75%, 04/01/08 ......................           885,000               862,875
Royal Carribean Cruises Ltd.
  8.75%, 02/02/11 ......................         3,240,000             3,045,600
Six Flags, Inc.
  9.50%, 02/01/09 ......................         1,250,000             1,275,000
Vail Resorts, Inc.
  8.75%, 05/15/09 ......................         1,640,000             1,640,000
                                                                    ------------
                                                                      15,257,400
                                                                    ------------
MEDIA (12.0%)
Adelphia Communications
  Series B
  9.25%, 10/01/02 ......................           500,000               195,000
  10.875%, 10/01/10 ....................         5,255,000             2,075,725
Albritton Communications Co.,
  Series B
  9.75%, 11/30/07 ......................         1,315,000             1,354,450
American Media Operations Inc.
  10.25%, 05/01/09 .....................           515,000               540,750
  10.25%, 05/01/09 (i) .................         1,250,000             1,312,500
Charter Communications
  Holdings LLC
  9.625%, 11/15/09 .....................         1,095,000               728,175
  10.00%, 05/15/11 (i) .................           375,000               253,125
  10.75%, 10/01/09 .....................        12,810,000             8,999,025
Charter Communications
  Holdings LLC
  (Zero Coupon) 01/15/12 (b)(i).........           275,000                88,000
Charter Communications Holdings
  (Zero Coupon) 5/15/2011
     (b)(i) ............................        10,575,000             3,701,250
Corus Entertainment, Inc.
  8.75%, 03/01/12 (i) ..................         1,250,000             1,250,000
Echostar DBS Corp.
  9.375%, 02/01/09 .....................        10,250,000             9,481,250
Fox Family Worldwide, Inc.
  9.25%, 11/01/07 ......................         4,000,000             4,230,000
  (Zero Coupon) 11/01/07 ...............         2,723,000             2,903,399
Innova S de R. L.
  12.875%, 04/01/07 ....................         6,880,000             5,366,400
Iridium LLC/Capital Corp. (c)
  10.875%, 07/15/05 ....................         5,000,000               275,000
  14.00%, 07/15/05 .....................        12,000,000               660,000
Lin Holdings Corp.
  (Zero Coupon) 03/01/08 ...............         6,775,000             6,233,000
Mediacom Broadband LLC
  11.00%, 07/15/13 .....................         2,735,000             2,557,225
Paxson Communications Corp.
  10.75%, 07/15/08 .....................         4,125,000             3,960,000
Regal Cinemas, Inc.
  9.375%, 02/01/12 (i) .................         1,000,000             1,035,000
Sinclair Broadcast Group, Inc.
  8.00%, 03/15/12 (i) ..................         1,615,000             1,590,775
  8.75%, 12/15/11 ......................         1,295,000             1,295,000
Supercanal Holdings (c) (Section)
  (Zero Coupon) 7/15/2005 ..............         1,738,812               208,657
Time Warner Telecom, Inc.
  10.125%, 02/01/11 ....................         3,275,000             1,539,250
                                                                    ------------
                                                                      61,832,956
                                                                    ------------

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          PRINCIPAL                  VALUE
                                           AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
SPECIALTY STORES (0.4%)
Advance Stores Co., Inc.
  10.25%, 04/15/08 ..................   $ 2,050,000              $  2,152,500
                                                                 ------------
TEXTILES & APPAREL (0.5%)
Collins & Aikman Floorcoverings
  9.75%, 02/15/10 (i) ...............     1,230,000                 1,254,600
St. John Knits International, Inc.
  12.50%, 07/01/09 ..................     1,250,000                 1,329,688
                                                                 ------------
                                                                    2,584,288
                                                                 ------------
  TOTAL CONSUMER DISCRETIONARY.......                             136,104,442
                                                                 ------------
CONSUMER STAPLES (4.7%)
DRUG RETAIL (0.6%)
Rite Aid Corp.
  11.25%, 07/01/08 ..................     4,215,000                 3,287,700
                                                                 ------------
FOOD DISTRIBUTORS (0.6%)
B&G Foods, Inc.
  9.625%, 08/01/07 (i) ..............       570,000                   584,250
Fleming Companies, Inc.
  9.875%, 05/01/12 (i) ..............     2,825,000                 2,669,625
                                                                 ------------
                                                                    3,253,875
                                                                 ------------
FOOD PRODUCTS (0.3%)
Del Monte Corp., Series B
  9.25%, 05/15/11 ...................       875,000                   910,000
Dimon, Inc.
  9.625%, 10/15/11 ..................       645,000                   675,638
SFC Sub, Inc.
  (Zero Coupon) 12/15/09 (b) ........       383,149                        38
                                                                 ------------
                                                                    1,585,676
                                                                 ------------
FOOD RETAIL (1.2%)
Di Giorgio Corp., Series B
  10.00%, 06/15/07 ..................     1,500,000                 1,522,500
Roundy's, Inc.
  8.875%, 06/15/12 (i) ..............       870,000                   867,825
Stater Brothers Holdings
  10.75%, 08/15/06 ..................     3,750,000                 3,862,500
                                                                 ------------
                                                                    6,252,825
                                                                 ------------
HOUSEHOLD PRODUCTS (1.1%)
Johnson Diversey, Inc.
  9.625%, 05/15/12 (i) ..............       870,000                   909,150
Jostens, Inc.
  12.75%, 05/01/10 ..................     4,000,000                 4,480,000
                                                                 ------------
                                                                    5,389,150
                                                                 ------------
PERSONAL PRODUCTS (0.9%)
Playtex Products, Inc.
  9.375%, 06/01/11 ..................     1,460,000                 1,547,600
Remington Products Co. LLC
  11.00%, 05/15/06 ..................     3,910,000                 2,991,150
                                                                 ------------
                                                                    4,538,750
                                                                 ------------
  TOTAL CONSUMER STAPLES ............                              24,307,976
                                                                 ------------
ENERGY (1.8%)
INTEGRATED OIL & GAS (0.5%)
Lomak Petroleum, Inc.
  8.75%, 01/15/07 ...................     1,320,000                 1,339,800
Petrobas International Financial Co.
  9.125%, 02/01/07 (i) ..............     1,900,000                 1,482,000
                                                                 ------------
                                                                    2,821,800
                                                                 ------------


================================================================================
                                          PRINCIPAL                  VALUE
                                           AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
OIL & GAS DRILLING (0.3%)
Pride Petroleum Services, Inc.
  9.375%, 05/01/07 ..................   $ 1,340,000              $  1,396,950
                                                                 ------------
OIL & GAS REFINING & MARKETING (1.0%)
Pennzoil-Quaker State Co.
  10.00%, 11/01/08 ..................     2,000,000                 2,342,500
Tesoro Petroleum Corp.
  9.625%, 11/01/08 ..................     1,130,000                 1,045,250
  9.625%, 04/01/12 (Section)  .......     1,690,000                 1,546,350
                                                                 ------------
                                                                    4,934,100
                                                                 ------------
  TOTAL ENERGY ......................                               9,152,850
                                                                 ------------
FINANCIALS (11.5%)
ASSET BACKED (1.8%)
H&E Equipment Services
  LLC/H&E Finance Corp.
  11.125%, 06/15/12 (i) .............     1,385,000                 1,343,450
Markel Capital Trust I, Series B
  8.71%, 01/01/46 ...................     3,310,000                 2,718,715
Nationwide CSN Trust (Section)
  9.875%, 02/15/25 ..................     5,000,000                 5,234,495
                                                                 ------------
                                                                    9,296,660
                                                                 ------------
BANKS (1.0%)
Chohung Bank Co., Ltd.
  11.875%, 04/01/10 (b) (Section) ...     3,500,000                 4,016,250
Hanvit Bank (Section)
  12.75%, 03/01/10 ..................       975,000                 1,143,124
                                                                 ------------
                                                                    5,159,374
                                                                 ------------
DIVERSIFIED FINANCIALS (2.0%)
Finova Group, Inc.
  7.50%, 11/15/09 ...................     6,888,000                 2,273,040
Intertek Finance plc, Series B
  10.25%, 11/01/06 ..................     4,910,000                 5,160,410
Western Financial Bank- FSB
  9.625%, 05/15/12 ..................     2,030,000                 2,030,000
Williams Scotsman, Inc.
  9.875%, 06/01/07 (i) ..............       895,000                   854,725
                                                                 ------------
                                                                   10,318,175
                                                                 ------------
FOREIGN GOVERNMENT (2.1%)
Russian Federation (Section)
  5.00%, 03/31/30 ...................     4,900,000                 3,402,438
Russian Federation
  5.00%, 03/31/30 (b) ...............     3,530,000                 2,451,144
United Mexican States
  11.375%, 09/15/16 .................     4,170,000                 5,169,340
                                                                 ------------
                                                                   11,022,922
                                                                 ------------
INSURANCE (0.6%)
Fairfax Financial Holdings Ltd.
  7.75%, 07/15/37 ...................       905,000                   560,990
  7.375%, 04/15/18 ..................       905,000                   595,207
  8.25%, 10/01/15 ...................       525,000                   359,504
PXRE Capital Trust I
  8.85%, 02/01/27 ...................     2,800,000                 1,984,080
                                                                 ------------
                                                                    3,499,781
                                                                 ------------
REAL ESTATE (4.0%)
Corrections Corp. of America
  9.875%, 05/01/09 (i) ..............       780,000                   803,400

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                         PRINCIPAL                  VALUE
                                          AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
Felcor Lodging LP
  8.50%, 06/01/11 ..................   $ 1,135,000              $  1,112,300
  9.50%, 09/15/08 ..................     1,920,000                 1,948,800
Host Marriott LP,
  Series G
  9.25%, 10/01/07 ..................     4,430,000                 4,452,150
  Series H
  9.50%, 01/15/07 (Section)  .......     3,085,000                 3,111,994
Istar Financial, Inc.
  8.75%, 08/15/08 ..................     2,650,000                 2,626,812
LNR Property Corp.
  9.375%, 03/15/08 .................     1,500,000                 1,485,000
  10.50%, 01/15/09 .................     4,350,000                 4,437,000
                                                                ------------
                                                                  19,977,456
                                                                ------------
  TOTAL FINANCIALS .................                              59,274,368
                                                                ------------
HEALTH CARE (5.1%)
HEALTH CARE EQUIPMENT &
  SERVICES (5.1%)
Advanced Medical Optics , Inc.
  9.25%, 07/15/10 (i) ..............       785,000                   773,225
Concentra Operating Corp.
  13.00%, 08/15/09 .................     6,375,000                 7,203,750
Extendicare Health Services, Inc.
  9.50%, 07/01/10 (i) ..............       785,000                   786,962
Hanger Orthopedic Group
  10.375%, 02/15/09 (i) ............     1,175,000                 1,222,000
HCA Healthcare Co.
  7.875%, 02/01/11 .................        10,000                    10,770
IASIS Healthcare Corp.
  13.00%, 10/15/09 .................     4,220,000                 4,431,000
Pacificare Health Systems, Inc.
  10.75%, 06/01/09 (i) .............     2,620,000                 2,682,225
Rotech Healthcare, Inc.
  9.50%, 04/01/12 (i) ..............     1,290,000                 1,315,800
Stewart Enterprises, Inc.
  10.75%, 07/01/08 .................     2,185,000                 2,414,425
Triad Hospitals Holdings, Inc.
  11.00%, 05/15/09 .................     1,620,000                 1,782,000
  Series B
  8.75%, 05/01/09 ..................     1,485,000                 1,544,400
Unilab Finance Corp.
  12.75%, 10/01/09 .................       816,000                   954,720
Vanguard Health Systems
  9.75%, 08/01/11 ..................     1,350,000                 1,407,375
                                                                ------------
  TOTAL HEALTH CARE ................                              26,528,652
                                                                ------------
INDUSTRIALS (12.2%)
AEROSPACE & DEFENSE (0.8%)
Sequa Corp.
  9.00%, 08/01/09 ..................     3,935,000                 3,954,675
                                                                ------------
BUILDING PRODUCTS (0.1%)
Associated Materials, Inc.
  9.75%, 04/15/12 (i) ..............       555,000                   571,650
                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (8.0%)
Alderwoods Group
  11.00%, 01/02/07 .................     1,425,000                 1,432,125
  12.25%, 01/02/09 .................     3,200,000                 3,216,000
Allied Waste North America, Inc.
  8.875%, 04/01/08 .................     3,775,000                 3,699,500
  10.00%, 08/01/09 .................    12,565,000                12,346,118
  8.50%, 12/01/08 ..................     2,555,000                 2,465,575


================================================================================
                                         PRINCIPAL                   VALUE
                                          AMOUNT                    (NOTE 1)
--------------------------------------------------------------------------------
Avis Group Holdings, Inc.
  11.00%, 05/01/09 .................   $ 6,500,000              $  7,085,000
Coinmach Corp
  9.00%, 02/01/10 (i) ..............     1,250,000                 1,268,750
Iron Mountain, Inc.
  8.625%, 04/01/13 .................       740,000                   756,650
Service Corp. International
  6.00%, 12/15/05 ..................     4,265,000                 3,902,475
  6.30%, 03/15/20 ..................       610,000                   603,900
  6.50%, 03/15/08 ..................     2,910,000                 2,589,900
  7.70%, 04/15/09 ..................     1,940,000                 1,823,600
                                                                ------------
                                                                  41,189,593
                                                                ------------
CONSTRUCTION & ENGINEERING (1.3%)
Meritage Corp.
  9.75%, 06/01/11 ..................     2,625,000                 2,723,437
Schuler Homes, Inc.
  10.50%, 07/15/11 .................     3,960,000                 4,237,200
                                                                ------------
                                                                   6,960,637
                                                                ------------
ELECTRICAL EQUIPMENT (0.2%)
Stoneridge, Inc.
  11.50%, 05/01/12 (i) .............     1,110,000                 1,121,100
                                                                ------------
INDUSTRIAL CONGLOMERATES (0.8%)
Applied Extrusion Technology,
  Series B
  10.75%, 07/01/11 .................     3,130,000                 2,817,000
DI Industries, Inc.
  8.875%, 07/01/07 .................     1,270,000                 1,301,750
                                                                ------------
                                                                   4,118,750
                                                                ------------
MACHINERY (1.0%)
Flowserve Corp.
  12.25%, 08/15/10 .................     2,348,000                 2,653,240
NMHG Holding Co.
  10.00%, 05/15/09 (i) .............       765,000                   776,475
Penhall International
  12.00%, 08/01/06 .................     1,550,000                 1,472,500
                                                                ------------
                                                                   4,902,215
                                                                ------------
  TOTAL INDUSTRIALS ................                              62,818,620
                                                                ------------
INFORMATION TECHNOLOGY (1.7%)
APPLICATION SOFTWARE (0.0%)
Interact Operating Co. (Section)
  14.00%, 08/01/03 .................     1,051,913                       105
                                                                ------------
SEMICONDUCTOR EQUIPMENT (0.2%)
ON Semiconductor Corp.
  12.00%, 05/15/08 (i) .............     1,380,000                 1,200,600
                                                                ------------
SEMICONDUCTORS (0.5%)
Fairchild Semiconductor
  10.375%, 10/01/07 ................     1,000,000                 1,040,000
  10.50%, 02/01/09 .................     1,350,000                 1,437,750
                                                                ------------
                                                                   2,477,750
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT (1.0%)
Filtronic plc
  10.00%, 12/01/05 .................     5,565,000                 5,119,800
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY .....                               8,798,255
                                                                ------------
MATERIALS (16.2%)
CHEMICALS (6.8%)
Airgas, Inc.
  9.125%, 10/01/11 .................     2,345,000                 2,473,975

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
=============================================================================
                                              PRINCIPAL             VALUE
                                               AMOUNT              (NOTE 1)
-----------------------------------------------------------------------------
Aqua Chemicals, Inc.
  11.25%, 07/01/08 ......................   $ 4,750,000          $  4,085,000
Avecia Group plc
  11.00%, 07/01/09 ......................     6,230,000             6,198,850
Equistar Chemicals Funding
  10.125%, 09/01/08 .....................     1,940,000             1,852,700
Ferro Corp.
  9.125%, 01/01/09 ......................     1,490,000             1,601,038
Georgia Gulf Corp.
  10.375%, 11/01/07 .....................     3,830,000             4,098,100
Huntsman ICI Chemicals
  10.125%, 07/01/09 .....................     5,050,000             4,519,750
Lyondell Chemical Co.
  9.625%, 05/01/07 ......................     1,935,000             1,847,925
  10.875%, 05/01/09 .....................     3,570,000             3,088,050
Lyondell Chemical Co.,
  Series B
  9.875%, 05/01/07 ......................     3,000,000             2,872,500
Resolution Performance
  13.50%, 11/15/10 ......................     2,440,000             2,732,800
                                                                 ------------
                                                                   35,370,688
                                                                 ------------
CONTAINERS & PACKAGING (6.2%)
Amtrol Acquisition, Inc.
  10.625%, 12/31/06 .....................     3,445,000             2,738,775
Owens-Brockway Glass
  Container
  8.875%, 02/15/09 (i) ..................     8,320,000             8,320,000
Packaging Corporation of
  America
  9.625%, 04/01/09 ......................     2,350,000             2,538,000
Plastipak Holdings, Inc.
  10.75%, 09/01/11 ......................     3,925,000             4,297,875
Riverwood International Corp.
  10.625%, 08/01/07 .....................     2,095,000             2,204,987
  10.875%, 04/01/08 .....................       400,000               416,000
Russell-Stanley Holdings, Inc. (Section)
  9.00%, 11/30/08 .......................     1,368,070             1,026,053
Sealed Air Corp.
  8.75%, 07/01/08 (i) ...................     2,840,000             2,931,454
Silgan Holdings, Inc.
  9.00%, 06/01/09 (i) ...................     1,335,000             1,375,050
Stone Container Corp.
  9.25%, 02/01/08 .......................     2,280,000             2,399,700
  9.75%, 02/01/11 .......................     3,455,000             3,696,850
                                                                 ------------
                                                                   31,944,744
                                                                 ------------
METALS & MINING (2.9%)
Commonwealth Aluminum Corp.
  10.75%, 10/01/06 ......................       390,000               391,950
Jorgensen (Earle M.) Co.
  9.75%, 06/01/12 (i) ...................     1,635,000             1,635,000
ORMET, Corp. (Section)
  11.00%, 08/15/08 ......................     2,500,000             1,475,000
P & L Coal Holdings Corp.
  8.875%, 05/15/08 ......................       738,000               776,745
  9.625%, 05/15/08 ......................     4,675,000             4,943,812
Steel Dynamics, Inc.
  9.50%, 03/15/09 (i) ...................     1,140,000             1,202,700
Trimas Corp.
  9.875%, 06/15/12 (i) ..................     1,130,000             1,127,175


===============================================================================
                                             PRINCIPAL                VALUE
                                               AMOUNT                (NOTE 1)
-------------------------------------------------------------------------------
United States Steel Co. (Section)
  10.75%, 08/01/08 ......................   $ 3,055,000          $  3,177,200
                                                                 ------------
                                                                   14,729,582
                                                                 ------------
PAPER & FOREST PRODUCTS (0.3%)
Crown Paper Co. (c)
  11.00%, 09/01/05 ......................     5,735,000                    --
Doman Industries, Ltd.
  12.00%, 07/01/04 ......................     1,615,000             1,485,800
                                                                 ------------
  TOTAL MATERIALS .......................                          83,530,814
                                                                 ------------
TELECOMMUNICATION SERVICES (6.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.7%)
Econophone, Inc.+
  13.50%, 07/15/07 ......................     5,900,000                    --
GCI, Inc.
  9.75%, 08/01/07 .......................     1,785,000             1,642,200
Intermedia Communications
  (Zero Coupon) 07/15/07 (b) ............     1,250,000               387,500
Microcell Telecommunications,
  Inc., Series B (Step Bond)
  14.00%, 06/01/06 ......................     4,650,000               372,000
PTC International Finance II S.A.
  11.25%, 12/01/09 ......................     5,435,000             5,679,575
Qwest Capital Funding, Inc.
  7.25%, 02/15/11 .......................     8,065,000             4,516,400
Tritel PCS, Inc. (b)
  10.375%, 01/15/11 .....................     1,685,000             1,533,350
                                                                 ------------
                                                                   14,131,025
                                                                 ------------
WIRELESS TELECOMMUNICATION
  SERVICES (4.0%)
American Cellular Corp.
  9.50%, 10/15/09 .......................     4,060,000               730,800
Dobson / Sygnet Communication
  12.25%, 12/15/08 ......................     5,545,000             3,327,000
Nextel Communications, Inc.
  5.25%, 01/15/10 .......................     4,890,000             2,023,237
  9.375%, 11/15/09 ......................        15,000                 7,613
Nextel Communications, Inc.
  (Zero Coupon) 9/15/07 .................     7,200,000             3,924,000
  (Zero Coupon) 2/15/08 .................     1,470,000               705,600
Nextel Partners, Inc.
  11.00%, 03/15/10 ......................     4,350,000             1,740,000
  12.50%, 11/15/09 (Section)  ...........       970,000               407,400
Rural Cellular Corp.
  9.75%, 01/15/10 (i) ...................     6,530,000             3,134,400
Telecorp PCS, Inc.
  10.625%, 07/15/10 .....................     1,358,000             1,269,730
Triton PCS, Inc.
  8.75%, 11/15/11 .......................       895,000               550,425
Triton PCS, Inc. (b)
  (Zero Coupon) 05/01/08 ................     4,115,000             2,551,300
                                                                 ------------
                                                                   20,371,505
                                                                 ------------
  TOTAL TELECOMMUNICATION
     SERVICES ...........................                          34,502,530
                                                                 ------------

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          PRINCIPAL               VALUE
                                           AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
UTILITIES (3.0%)
ELECTRIC UTILITIES (3.0%)
AES Corp.
  8.875%, 02/15/11 .................   $ 3,135,000           $  1,896,675
  9.375%, 09/15/10 .................       600,000                390,000
  9.50%, 06/01/09 ..................     1,450,000                957,000
Mission Energy Holding Co
  13.50%, 07/15/08 .................     6,010,000              6,040,050
PG&E National Energy Group, Inc.
  10.375%, 05/16/11 ................     3,300,000              3,366,000
PSEG Energy Holdings
  9.125%, 02/10/04 .................     3,000,000              3,052,812
                                                             ------------
  TOTAL UTILITIES ..................                           15,702,537
                                                             ------------
TOTAL LONG-TERM DEBT
  SECURITIES (89.2%)
  (Cost $519,557,489)...............                          460,721,044
                                                             ------------

                                        NUMBER OF
                                         SHARES
                                       ----------
COMMON STOCKS:
INDUSTRIALS (0.0%)
MACHINERY (0.0%)
Goss Holdings, Inc., Class B*+ .....        83,633                     --
                                                             ------------
MATERIALS (0.0%)
CONTAINERS & PACKAGING (0.0%)
Russell-Stanley Holdings, Inc. .....       200,000                     --
                                                             ------------
TELECOMMUNICATION SERVICES (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
RCN Corp.* .........................         1,867                  2,558
VersaTel Telecom International
  N.V.* ............................        92,251                 25,510
                                                             ------------
  TOTAL TELECOMMUNICATION
  SERVICES .........................                               28,068
                                                             ------------
TOTAL COMMON STOCKS (0.0%)
  (Cost $664,239) ..................                               28,068
                                                             ------------
PREFERRED STOCKS:
CONSUMER DISCRETIONARY (1.5%)
MEDIA (1.5%)
CSC Holdings, Inc.,
  Series H
  11.75% ...........................        23,801              1,594,667
CSC Holdings, Inc.,
  Series M
  11.125% ..........................        97,878              6,264,223
                                                             ------------
  TOTAL CONSUMER DISCRETIONARY .....                            7,858,890
                                                             ------------
FINANCIALS (0.7%)
DIVERSIFIED FINANCIALS (0.1%)
Sinclair Capital
  11.625% ..........................         4,300                446,662
                                                             ------------
REAL ESTATE (0.6%)
Sovereign REIT (Section)
  12.00% ...........................         2,840              3,166,600
                                                             ------------
  TOTAL FINANCIALS .................                            3,613,262
                                                             ------------
============================================================================
                                          NUMBER OF                 VALUE
                                           SHARES                  (NOTE 1)
----------------------------------------------------------------------------
MATERIALS (0.4%)
CHEMICALS (0.4%)
Avecia Group plc*
  16.00% .............................      86,000           $  2,021,000
                                                             ------------
  TOTAL MATERIALS ....................                          2,021,000
                                                             ------------
TELECOMMUNICATION SERVICES (0.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
Broadwing Communication, Inc.,
  Series B
  12.50% .............................       3,767               565,050
Global Crossing Holdings Ltd.
  10.50% .............................      47,363                   474
Intermedia Communication, Inc.
  13.50% .............................       5,797               289,861
XO Communications, Inc.
  14.00% .............................       1,217                    12
                                                             ------------
                                                                 855,397
                                                             ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
Nextel Communications, Inc.,
  Series E*
  11.125% ............................       7,492             1,947,993
                                                             ------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                         2,803,390
                                                             ------------
TOTAL PREFERRED STOCKS (3.1%)
  (Cost $34,912,845) .................                        16,296,542
                                                             ------------
CONVERTIBLE PREFERRED
  STOCKS:
INFORMATION TECHNOLOGY (0.0%)
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.0%)
Interact Electronic Marketing,
  Series B*+
  (Cost $0) (i).......................       1,500                    15
                                                             ------------

                                           NUMBER OF
                                            WARRANTS
                                          -----------
WARRANTS:
CONSUMER DISCRETIONARY (0.0%)
CATALOG RETAIL (0.0%)
Jostens, Inc., expiring 5/1/10* .........    4,000                 60,000
                                                             ------------
INFORMATION TECHNOLOGY (0.0%)
APPLICATION SOFTWARE (0.0%)
Interact Systems, Inc., expiring
  8/1/03* ...............................    1,500                     15
                                                             ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.0%)
Interact Electronic Marketing,
  expiring 12/31/09* ....................    1,500                     15
                                                             ------------
  TOTAL CONSUMER DISCRETIONARY ..........                              30
                                                             ------------
MATERIALS (0.0%)
CONTAINERS & PACKAGING (0.0%)
Pliant Corp., expiring 06/01/10* (Section)     200                  2,000
                                                             ------------
TOTAL WARRANTS (0.0%)
  (Cost $28,750) ........................                          62,030
                                                             ------------

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                          PRINCIPAL               VALUE
                                           AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 ....................  $    137,329           $    137,329
                                                             ------------
U.S. GOVERNMENT AGENCIES (4.0%)
Federal Home Loan Mortgage
  Corp., (Discount Note) 7/1/02.....    20,500,000             20,496,754
                                                             ------------
TOTAL SHORT-TERM
  DEBT SECURITIES (4.0%)
  (Amortized Cost $20,634,083) .....                           20,634,083
                                                             ------------



================================================================================
                                                                  VALUE
                                                                (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (96.3%)
  (Cost $575,797,406) ..............                         $497,741,782
OTHER ASSETS LESS LIABILITIES (3.7%)                           18,925,566
                                                             ------------
NET ASSETS (100%) ..................                         $516,667,348
                                                             ============


----------

*          Non-income producing.

(Section)  Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $35,398,566 or 6.85% of net assets.

+          Securities (totaling $0 or 0% of net assets) valued at fair value

(b) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2002.

(c)        Security in default, non-income producing.

(i)        Illiquid security

           Glossary:
           ADR--American Depositary Receipt
           REIT--Real Estate Investment Trust
================================================================================
Investment security transactions for the six months ended June 30, 2002, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $162,238,366
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     126,124,718

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ...............    $  16,865,320
Aggregate gross unrealized depreciation ...............      (94,920,944)
                                                           -------------
Net unrealized depreciation ...........................    $ (78,055,624)
                                                           =============
Federal income tax cost of investments ................    $ 575,797,406
                                                           =============

The Portfolio has a net capital loss carryforward of $285,710,751 of which $102,906,403 expires in the year 2007, $66,279,453 expires in the year 2008 and $114,524,895 expires in the year 2009.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                               NUMBER                   VALUE
                                             OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS, RIGHTS AND WARRANTS:
AUSTRALIA (3.7%)
Amcor Ltd. .........................           9,746               $    45,084
AMP Diversified Property Trust .....           6,500                     9,634
AMP Ltd. ...........................          13,913                   121,848
Aristocrat Leisure Ltd. ............           2,793                     8,483
Australia & New Zealand
  Banking Group Ltd. ...............          18,369                   198,926
Australian Stock Exchange Ltd. .....           1,022                     7,688
BHP Billiton Ltd. ..................          45,400                   262,522
Boral Ltd. .........................           7,720                    16,253
Brambles Industries Ltd. ...........          11,755                    62,297
BRL Hardy, Ltd. ....................           1,596                     8,073
BT Office Trust ....................           9,439                     7,949
Coca-Cola Amatil Ltd. ..............           5,482                    19,635
Cochlear Ltd. ......................             621                    11,871
Coles Meyer Ltd. ...................          13,671                    50,885
Colonial First State Property
  Trust Group ......................           4,704                     5,836
Commonwealth Bank of
  Australia* .......................          15,317                   283,164
Computershare Ltd. .................           6,900                     8,522
CSL Ltd. ...........................           2,013                    36,367
CSR Ltd. ...........................          11,721                    42,047
Deutsche Office Trust ..............          11,727                     8,559
Foster's Group Ltd. ................          25,472                    67,496
Futuris Corp., Ltd. ................           9,773                     7,462
Gandel Retail Trust* ...............           8,428                     5,772
General Property Trust .............          28,232                    44,537
Goodman Fielder, Ltd. ..............          12,996                    12,184
Harvey Norman Holdings Ltd. ........           6,437                    11,058
Iluka Resources Ltd. ...............           2,036                     5,612
James Hardy Industries Ltd. ........           4,469                    16,308
John Fairfax Holdings Ltd. .........           8,152                    15,148
Leighton Holdings Ltd. .............           1,347                     7,857
Lend Lease Corp., Ltd. .............           5,004                    29,610
M.I.M. Holdings Ltd. ...............          21,540                    15,720
Macquarie Bank Ltd. ................           2,408                    39,542
Macquarie Infrastructure Group .....          23,848                    38,692
Mayne Nickless Ltd .................          10,579                    24,588
Mirvac Group .......................           6,813                    15,988
National Bank of Australia .........          18,965                   376,902
New Crest Mining, Ltd. .............           2,983                    12,694
News Corp. Ltd. ....................          18,080                    98,253
NRMA Insurance Group Ltd. ..........          17,227                    30,464
OneSteel Ltd.* .....................           5,083                     3,738
Orica Ltd. .........................           3,364                    18,073
Origin Energy Ltd. .................           7,000                    13,243
Pacific Dunlop Ltd. ................           1,717                     6,053
PaperlinX Ltd. .....................           3,370                     9,176
Publishing & Broadcasting Ltd. .....           1,268                     6,442
QBE Insurance Group Ltd. ...........           6,751                    25,166
Rio Tinto Ltd. .....................           3,858                    72,600
Santos Ltd. ........................           8,017                    29,075
Sonic Healthcare Ltd. ..............           2,096                     6,060
Sons of Gwalia NL ..................           1,228                     4,171
Southcorp Ltd. .....................           6,538                    19,490
Stockland Trust Group ..............           9,098                    22,422
Stockland Trust Group* .............             188                       475
Suncorp-Metway Ltd. ................           6,628                    45,805
Tab Ltd. ...........................           5,093                     8,892
Tabcorp Holdings Ltd. ..............           2,066                    14,498


================================================================================
                                               NUMBER                   VALUE
                                             OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Telstra Corp., Ltd. ................          27,289               $    71,392
The Australian Gas & Light Co.,
  Ltd.* ............................           4,659                    25,763
Transurban Group ...................           4,609                    10,868
Wesfarmers Ltd. ....................           4,504                    68,777
Westfield Holdings Ltd. ............           5,320                    44,680
Westfield Trust* ...................          25,422                    48,491
Westpac Banking Corp. ..............          21,153                   192,855
WMC Ltd. ...........................          13,778                    70,311
Woodside Petroleum Ltd. ............           5,898                    44,932
Woolworths Ltd. ....................          12,895                    95,196
                                                                   -----------
                                                                     3,070,174
                                                                   -----------
AUSTRIA (0.1%)
Boehler-Uddeholm AG ................             100                     4,825
BWT AG .............................             100                     2,365
Erste Bank der Oesterreichischen
  Sparkassen AG ....................             240                    17,149
Flughafen Wein AG ..................             150                     5,155
Mayr-Melnhof Karton AG .............              60                     4,327
Oesterreichische
  Elektrizitaetswirtschafts AG .....              90                     7,818
OMV AG .............................             160                    15,723
Telecom Austria AG* ................           1,520                    12,189
VA Technologies AG .................             150                     3,964
Voest-Alpine Stahl AG ..............             220                     7,192
Wienerberger Baustoffindustrie
  AG ...............................             420                     7,363
                                                                   -----------
                                                                        88,070
                                                                   -----------
BELGIUM (0.9%)
Agfa Gevaert N.V. ..................             878                    15,990
Barco N.V. .........................              74                     3,113
Bekaert S.A. .......................             186                     8,808
Colruyt S.A. .......................             212                     9,945
D'Ieteren S.A. .....................              28                     5,052
Delhaize Le Lion S.A. ..............             892                    41,844
Dexia ..............................           7,800                   120,710
Electrabel S.A. ....................             366                    84,582
Fortis (B) .........................          11,843                   253,571
Fortis VVPR*+ ......................           1,260                        12
Groupe Bruxelles Lambert S.A. ......             850                    44,407
Interbrew ..........................           1,845                    52,969
KBC Bancassurance Holdings(caret) ..           1,107                    44,769
Omega Pharma S.A. ..................             219                     9,809
Solvay S.A., Class A ...............             520                    37,438
UCB S.A. ...........................           1,078                    39,551
Union Miniere ......................             183                     7,898
                                                                   -----------
                                                                       780,468
                                                                   -----------
DENMARK (0.7%)
Bang & Olufsen Holding A/S .........             117                     3,095
Carlsberg A/S, Class B* ............             300                    15,714
Coloplast A/S ......................             158                    12,813
D/S 1912, Class B ..................               3                    22,534
D/S Svendborg, Class B .............               2                    19,676
Danisco ............................             718                    26,250
Danske Bank ........................           6,709                   123,532
DSV DE Sammenslut Vogn A/S .........             237                     7,121
FLS Industries A/S, Class B* .......             430                     5,488
GN Store Nord A/S* .................           2,613                     9,588
Group 4 Flack A/S ..................             821                    28,379
ISS A/S* ...........................             531                    28,026

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
Kobenhavns Lufthavne A/S ...........              74             $     5,706
Lundbeck (H) A/S ...................             840                  22,223
Navision Damgaard A/S* .............             223                   8,864
NEG Micon A/S* .....................             219                   6,697
NKT Holding A/S ....................             204                   2,332
Novo-Nordisk A/S, Class B ..........           3,289                 108,877
Novozymes A/S, Class B* ............             683                  15,436
Ostasiat Kompagni* .................             235                   5,342
TDC A/S ............................           1,594                  44,078
TK Development A/S .................             145                   1,831
Topdanmark A/S* ....................             293                   9,154
Vestas Wind Systems A/S ............           1,287                  34,905
William Demant Holding
  (ADR)* ...........................             375                   9,772
                                                                 -----------
                                                                     577,433
                                                                 -----------
FINLAND (1.5%)
Amer-Yhtymae OYJ ...................             300                   9,777
Fortum OYJ .........................           3,300                  19,033
Instrumentarium OYJ ................             600                  15,140
KCI Konecranes .....................             200                   6,716
Kesco OYJ ..........................             700                   7,950
Kone Corp. .........................             300                   8,888
Metso OYJ ..........................           1,300                  16,819
Nokia OYJ ..........................          57,800                 845,971
Orion-Yhtymae OYJ, Class B .........             400                   9,362
Outokumpu OYJ ......................             800                   9,639
Pohjola Group Insurance plc,
  Class D ..........................             200                   3,605
Rautaruukki OYJ ....................             900                   4,222
Sampo-Leonia Insurance,
  Class A ..........................           3,500                  27,307
Sonera Group OYJ* ..................           6,950                  26,425
Stora Enso OYJ .....................           8,300                 116,316
TietoEnator OYJ (I) ................           1,000                  24,690
Upm-Kymmene OYJ ....................           3,000                 118,097
Wartsila OYJ, Class B ..............             500                   8,375
                                                                 -----------
                                                                   1,278,332
                                                                 -----------
FRANCE (8.6%)
Accor S.A.(caret) ..................           2,395                  97,142
Air Liquide ........................           1,252                 192,642
Alcatel S.A.(caret) ................          13,488                  93,778
Alstom* ............................           2,062                  21,810
Altran Technologies S.A. ...........             709                  20,656
Atos S.A.* .........................             179                  11,402
Autoroutes du Sud de la France*                  986                  26,779
Aventis S.A. .......................           8,245                 584,241
AXA(caret) .........................          17,096                 312,690
BNP Paribas ........................           9,775                 540,610
Bouygues S.A. ......................           2,095                  58,532
Business Objects S.A.* .............             621                  18,184
Cap Gemini S.A.(caret) .............           1,296                  51,517
Carrefour S.A.(caret) ..............           6,503                 351,944
Castorama Dubois S.A. ..............             806                  51,740
Club Mediterranee S.A.* ............              55                   1,820
Compagnie de Saint Gobain ..........           3,868                 173,620
Dassault Systemes S.A. .............             577                  26,355
Essilor International SA ...........           1,076                  43,749
Etablissements Economiques du
  Casino Guichard-Perrachon
  S.A. .............................             389                  32,943



================================================================================
                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
European Aeronautic Defence &
  Space Co. ........................           3,216             $    49,452
France Telecom S.A.(caret) .........           5,120                  47,683
Groupe Air France ..................             720                  12,053
Groupe Danone ......................           1,547                 212,671
Imerys S.A.* .......................              63                   8,057
L'Oreal S.A. .......................           4,172                 325,500
Lafarge S.A. .......................           1,598                 159,396
Legardere S.C.A. ...................           1,681                  72,781
LVMH Moet Hennessy Louis
  Vuitton S.A. .....................           2,688                 135,387
Michelin, Class B (Registered) .....           1,529                  61,957
Pechiney S.A., Class A .............             813                  37,135
Pernod Ricard ......................             556                  54,471
Peugeot S.A. .......................           1,964                 101,928
Pinault-Printemps-Redoute S.A.......             853                 101,174
Publicis S.A. ......................           1,163                  32,103
Renault S.A. .......................           1,804                  84,360
Sagem S.A.(caret) ..................             202                  13,566
Sanofi-Synthelabo S.A. .............           4,969                 302,294
Schneider Electric S.A. ............           2,417                 129,973
Societe BIC S.A. ...................             342                  13,679
Societe Generale, Class A ..........           3,621                 238,525
Societe Television Francaise .......           1,431                  38,313
Sodexho * ..........................           1,172                  44,447
STMicroelectronics N.V. ............           7,122                 177,600
Suez lyonnaise des Eaux(caret) .....          10,094                 269,157
Technip S.A. .......................             219                  23,056
Thales S.A. ........................             908                  38,560
Thomson Multimedia * ...............           1,746                  41,298
TotalFinaElf S.A* ..................           6,994               1,135,551
TotalFinaElf S.A. VVPR*+ ...........             783                       8
TotalFinaElf S.A., Class B .........             783                 126,819
Union du Credit-Bail Immobilier                  457                  28,208
Valero S.A. ........................             811                  33,720
Vinci ..............................             831                  56,340
Vivendi Universal S.A. .............          11,272                 243,572
Zodiac S.A. ........................             337                   8,254
                                                                 -----------
                                                                   7,171,202
                                                                 -----------
GERMANY (6.2%)
Adidas-Salomon AG ..................             500                  40,985
Aixtron AG .........................             450                   5,644
Allianz AG(caret) ..................           2,267                 454,045
Altana AG ..........................             800                  40,294
BASF AG(caret) .....................           6,650                 308,345
Bayer AG ...........................           8,350                 264,710
Bayerische Hypo-und
  Vereinsbank AG ...................           3,275                 106,411
Bayerische Hypo-und
  Vereinsbank AG ...................             855                  27,781
Beiersdorf AG ......................             400                  48,199
Buderus AG* ........................             650                  14,700
Continental AG* ....................           1,200                  21,213
DaimlerChrysler AG(caret) ..........          10,444                 505,408
Deutsche Bank AG
  (Registered)(caret) ..............           6,766                 470,084
Deutsche Boerse AG .................             550                  23,221
Deutsche Lufthansa AG
  (Registered)* ....................           2,500                  35,060
Deutsche Post AG (I) ...............           4,550                  57,742

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                               NUMBER                   VALUE
                                             OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Deutsche Telekom AG
  (Registered)(caret) ..............         25,585                $   240,548
Douglas Holding AG .................            110                      2,580
E.On AG ............................          7,170                    417,783
Epcos AG* ..........................            650                     21,441
Fresenius Medical Care AG* .........            450                     20,088
Gehe AG ............................            391                     16,604
Heidelberger Zement AG .............            395                     19,339
Heidelberger Zement AG (Strip)
  VVPR* ............................            110                         --
Infineon Technologies AG
  (ADR)*(caret) ....................          4,050                     63,316
Kamps AG ...........................            500                      6,148
KarstadtQuelle AG* .................            600                     15,584
Linde AG(caret) ....................          1,050                     53,404
M.A.N. AG ..........................          1,000                     21,016
Marschollek, Lautenschlaeger
  und Partner AG ...................            550                     17,083
Merck KGaA .........................            500                     13,456
Metro AG ...........................          1,830                     56,026
Muenchener
  Rueckversicherungs-
  Gesellschaft AG (Registered) .....          1,224                    289,512
Preussag AG(caret) .................          1,693                     41,633
RWE AG .............................          4,550                    179,518
RWE AG (Non-Voting) ................            550                     17,436
SAP AG (ADR)(caret) ................          2,500                    246,899
Schering AG ........................          2,200                    137,641
SGL Carbon AG* .....................            150                      2,666
Siemens AG .........................          9,750                    584,965
Thyssen Krupp AG ...................          4,250                     65,058
Volkswagen AG ......................          2,720                    132,164
WCM Beteiligungs &
  Grundbesitz* .....................          2,266                     14,658
                                                                   -----------
                                                                     5,120,408
                                                                   -----------
GREECE (0.3%)
Alpha Bank A.E. ....................          1,820                     26,063
Aluminium of Greece ................            100                      2,771
Athens Water Supply & Sewage
  Co. S.A. .........................            370                      1,937
Attica Enterprises .................            660                      2,333
Bank of Piraeus ....................          1,140                      8,219
Coca-Cola Hellenic Bottling Co.
  S.A. .............................          1,170                     19,805
Commercial Bank of Greece ..........            790                     17,008
EFG Eurobank Ergasias ..............          1,920                     26,926
Folli-Follie S.A. ..................            170                      3,240
Hellenic Duty Free Shops S.A. ......            270                      1,968
Hellenic Petroleum S.A. ............          1,140                      6,958
Hellenic Technodomiki S.A. .........            730                      4,729
Hellenic Telecommunications
  S.A. .............................          3,070                     48,511
Intracom S.A. ......................            930                      8,413
M.J. Maillis S.A. ..................            370                      2,149
National Bank of Greece S.A. .......          2,230                     47,438
Panafon Hellenic Telecom S.A. ......          2,260                     11,428
Papastratos Cigarette Co. ..........            200                      3,137
Public Power Corp. .................            580                      8,271
Technical Olympic S.A. .............            880                      3,859
Titan Cement Co. S.A. ..............            360                     14,100



================================================================================
                                               NUMBER                   VALUE
                                             OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------

Viohalco ...........................          1,180                $     8,437
                                                                   -----------
                                                                       277,700
                                                                   -----------
HONG KONG (1.4%)
ASM Pacific Technology .............          2,000                      4,397
Bank of East Asia Ltd. .............         16,535                     33,282
Cathay Pacific Airways .............         12,000                     18,385
Cheung Kong (Holdings) Ltd. ........         18,000                    150,000
Cheung Kong Infrastructure
  Holdings Ltd. ....................          5,000                      8,045
CLP Holdings Ltd. ..................         22,200                     88,231
Esprit Holdings Ltd. ...............          5,585                     10,705
Giordano International Ltd. ........         16,000                      9,846
Hang Lung Properties Ltd. ..........         14,000                     15,974
Hang Seng Bank Ltd. ................          9,300                     99,558
Henderson Land Development
  Co., Ltd. ........................          7,000                     29,077
Hong Kong & China Gas Co.,
  Ltd. .............................         46,017                     61,061
Hong Kong Electric Holdings
  Ltd. .............................         17,000                     63,532
Hong Kong Exchanges &
  Clearing Ltd. ....................         12,000                     19,769
Hutchison Whampoa Ltd. .............         26,300                    196,407
Hysan Development Co. ..............          8,367                      8,099
Johnson Electric Holdings Ltd. .....         18,000                     21,346
Li & Fung Ltd. .....................         19,000                     25,577
MTR Corp.*(caret) ..................         15,000                     19,423
New World Development Co. ..........         17,768                     14,123
Pacific Century CyberWorks
  Ltd.* ............................        111,006                     26,186
Shangri-LA Asia Ltd. ...............         12,000                     10,000
Sino Land Co.(caret) ...............         20,531                      7,765
South China Morning Post
  Holdings .........................         12,000                      6,961
Sun Hung Kai Properties Ltd. .......         16,235                    123,323
Swire Pacific Ltd., Class A ........         11,500                     58,827
Television Broadcasts Ltd. .........          4,000                     17,026
Wharf Holdings Ltd. ................         15,029                     35,453
                                                                   -----------
                                                                     1,182,378
                                                                   -----------
IRELAND (0.7%)
Allied Irish Banks plc .............         10,820                    143,640
Bank of Ireland ....................         12,306                    153,254
CRH plc ............................          6,395                    107,051
DCC plc ............................            939                     10,711
Elan Corp. plc* ....................          4,300                     24,843
Green Property plc .................          1,219                     10,835
Greencore Group ....................          1,835                      5,256
Independent News & Media plc .......          2,795                      5,458
Independent Newspapers plc .........          3,294                      6,506
Iona Technologies plc * ............            188                      1,019
Irish Permanent plc ................          3,422                     49,510
Jefferson Smurfit Group plc ........         11,830                     36,218
Kerry Group plc, Class A ...........          1,466                     21,717
Ryanair Holdings plc* ..............          4,640                     27,907
Waterford Wedgewood plc ............          6,924                      4,103
                                                                   -----------
                                                                       608,028
                                                                   -----------
ITALY (3.3%)
Acea S.p.A. ........................          1,077                      5,776

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER                     VALUE
                                          OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
Alitalia S.p.A.*(caret) ............       11,410                  $     7,403
Alleanza Assicurazioni .............        5,531                       53,094
Arnoldo Mondadori Editore
  S.p.A. ...........................        1,774                       11,756
Assicurazioni Generali S.p.A.
  (caret) ..........................       12,438                      294,809
Autogrill S.p.A.* ..................        1,517                       17,634
Autostrade S.p.A ...................       10,097                       83,663
Banca di Roma ......................        9,731                       18,115
Banca Fideuram S.p.A. ..............        3,118                       19,430
Banca Monte dei Paschi di Siena
  S.p.A. ...........................        9,072                       29,477
Banca Nazionale Del Lavoro
  S.p.A* ...........................       18,744                       32,673
Banco Popolare di Milano
  S.p.A.* ..........................        4,357                       17,728
Benetton Group S.p.A. ..............          769                        8,992
Bipop-Carire S.p.A*(caret) .........       16,313                       21,959
Bulgari S.p.A.(caret) ..............        1,624                       10,249
e.Biscom S.p.A.* ...................          109                        3,178
Enel S.p.A.(caret) .................       25,872                      148,196
ENI S.p.A.(caret) ..................       34,151                      543,011
Fiat S.p.A. ........................        3,723                       43,275
Gruppo Editoriale L'Espresso
  S.p.A ............................        2,428                        7,937
IntasaBCI S.p.A. ...................       42,935                      131,023
Italcementi S.p.A. .................        1,117                       11,064
Italgas S.p.A. .....................        2,477                       27,521
La Rinascente S.p.A. ...............        2,262                        8,757
Luxottica Group S.p.A. .............        1,588                       30,880
Mediaset S.p.A.(caret) .............        7,201                       55,756
Mediobanca S.p.A.(caret) ...........        5,361                       49,556
Mediolanum S.p.A. ..................        2,461                       14,656
Parmalat Finanziaria S.p.A. ........        5,331                       16,479
Pirelli S.p.A. .....................       12,641                       13,483
Riunione Adriatica di Sicurta
  S.p.A. (RNC) .....................        4,386                       58,866
San Paolo IMI S.p.A. ...............       10,414                      104,494
Seat-Pagine Gialle S.p.A.* .........       59,624                       43,692
Snam Rete Gas S.p.A. ...............        9,020                       26,635
Snia S.p.A.* .......................        2,355                        4,768
Telecom Italia Mobile S.p.A. .......       46,271                      189,643
Telecom Italia S.p.A.(caret) .......       29,039                      227,423
Telecom Italia S.p.A. (RNC) ........       24,769                      131,360
Tiscali S.p.A.* ....................        1,785                       10,842
UniCredito Italiano S.p.A. .........       37,584                      169,999
                                                                   -----------
                                                                     2,705,252
                                                                   -----------
JAPAN (19.7%)
77 Bank Ltd. .......................        3,000                       11,814
Acom Co., Ltd. (I) .................        1,000                       68,330
Aderans Co., Ltd. ..................          100                        3,137
Advantest Corp. ....................        1,000                       62,239
Aeon Co., Ltd. .....................        3,000                       80,093
Aeon Credit Service Co., Ltd. ......          100                        5,974
Aiful Corp. ........................          400                       26,231
Ajinomoto Co. ......................        7,000                       75,104
All Nippon Airways Co.* ............        3,000                        7,759
Alps Electric Co., Ltd. ............        1,000                       12,631
Amada Co., Ltd. ....................        4,000                       19,389
Aoyamma Trading Co., Ltd. ..........          900                       10,122
Asahi Breweries Ltd. ...............        6,000                       50,209
Asahi Glass Co., Ltd. ..............        9,000                       57,592


================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
Asahi Kasei Corp. ..................       17,000                  $    56,591
Asatsu-DK, Inc. ....................          100                        2,178
Ashikaga Bank Ltd.* ................        2,000                        2,553
Bank of Fukuoka Ltd. ...............        6,000                       23,728
Bank of Yokohama(caret) ............       13,000                       55,314
Banyu Pharmaceutical Co., Ltd. .....        1,000                       12,898
Bellsystem 24, Inc. ................           20                        7,000
Benesse Corp. ......................        1,200                       21,926
Bridgestone Corp. ..................        8,000                      110,128
Canon, Inc. ........................       10,000                      377,941
Capcom Co Ltd. .....................          100                        2,586
Casio Computer Co., Ltd. ...........        4,000                       19,556
Central Japan Railway Co. ..........           12                       73,085
Chubu Electric Power Co., Inc. .....        7,100                      124,691
Chugai Pharmaceutical Co.,
  Ltd.(caret) ......................        3,000                       35,892
Citizen Watch Co., Ltd. ............        3,000                       20,199
Credit Saison Co., Ltd. ............        1,100                       26,110
CSK Corp. ..........................        1,000                       35,625
Dai Nippon Printing Co., Ltd. ......        8,000                      106,191
Daiei, Inc.*(caret) ................        3,500                        5,986
Daiichi Pharmaceutical Co., Ltd.            3,000                       54,814
Daikin Industries Ltd. .............        2,000                       36,626
Daimaru, Inc. ......................        1,000                        4,597
Dainippon Ink and Chemicals,
  Inc.* ............................       10,000                       21,442
Daito Trust Construction Co. .......        1,500                       28,095
Daiwa Bank Holdings, Inc.* .........       57,000                       43,751
Daiwa House Industry Co., Ltd. .....        5,000                       30,577
Daiwa Securities Group Ltd. ........       15,000                       97,238
Denki Kogyo(caret) .................        2,000                        6,374
Denso Corp. ........................        6,300                       98,447
Dowa Mining Co., Ltd. ..............        2,000                        9,678
East Japan Railway Co. .............           36                      168,497
Ebara Corp. ........................        4,000                       21,558
Eisai Co., Ltd. ....................        3,000                       77,090
Familymart Co. .....................          400                        9,678
Fanuc Ltd. .........................        1,300                       65,293
Fast Retailing Co., Ltd. ...........          400                        8,677
Fuji Electric Co. Ltd. .............        3,000                        8,134
Fuji Machine Manufacturing Co.                600                        9,311
Fuji Photo Film Co., Ltd. ..........        5,000                      161,438
Fuji Soft ABC, Inc. ................          600                       24,178
Fuji Television Network, Inc. ......            4                       23,127
Fujikura, Ltd. .....................        2,000                        7,292
Fujisawa Pharmaceutical Co.,
  Ltd. .............................        3,000                       71,834
Fujitsu Ltd. .......................       20,000                      139,496
Furukawa Electric Co., Ltd.(caret) .        7,000                       26,806
Gunma Bank Ltd. ....................        4,000                       18,488
Hirose Electric Co., Ltd. ..........          400                       34,874
Hitachi Ltd. .......................       36,000                      232,772
Hitachi Software Engineering Co.
  Ltd. .............................          100                        3,504
Hokuriku Bank Ltd.* ................        2,000                        3,120
Honda Motor Co., Ltd. ..............        7,800                      316,269
House Foods Corp. ..................        1,000                        9,761
Hoya Corp. .........................        1,400                      101,852
Isetan Co., Ltd. ...................        2,000                       20,190
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .............       18,000                       27,182

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
ITO EN Ltd. .........................         100                $     3,788
Ito-Yokado Co., Ltd. ................       5,000                    250,292
Itochu Corp. ........................      16,000                     56,065
Itochu Techno-Science Corp. .........         600                     23,027
Japan Airlines Co., Ltd. ............      10,000                     28,200
Japan Energy Corp.(caret) ...........      16,000                     24,295
Japan Tobacco, Inc. .................          10                     67,078
JGC Corp. ...........................       1,000                      7,092
Joyo Bank Ltd. ......................       8,000                     21,625
JSR Corp. ...........................       1,000                      8,451
Kajima Corp. ........................      12,000                     34,040
Kaneka Corp. ........................       4,000                     27,866
Kansai Electric Power Co., Inc. .....       8,800                    139,129
Kao Corp. ...........................       7,000                    161,188
Kawasaki Heavy Industries Ltd.*            21,000                     26,806
Kawasaki Steel Corp.* ...............      34,000                     44,252
Keihin Electric Express Railway
  Co. Ltd. ..........................       3,000                     13,566
Keio Teito Electric Railway Co.,
  Ltd. ..............................       5,000                     25,029
Keyence Corp. .......................         300                     63,549
Kinden Corp. ........................       2,000                      9,511
Kinki Nippon Railway Co., Ltd.*......      20,000                     65,243
Kirin Brewery Co., Ltd.(caret) ......       9,000                     63,074
Kokuyo Co., Ltd. ....................       1,000                     10,537
Komatsu Ltd. ........................      11,000                     39,371
Komori Corp. ........................       1,000                     12,465
Konami Co., Ltd. ....................       1,500                     31,474
Konica Corp. ........................       2,000                     12,932
Kubuta Corp. ........................      14,000                     42,633
Kuraray Co., Ltd. ...................       5,000                     32,746
Kurita Water Industries Ltd. ........       2,000                     24,612
Kyocera Corp. .......................       2,100                    153,304
Kyowa Hakko Kogyo Co., Ltd. .........       5,000                     27,115
Kyushu Electric Power Co., Inc. .....       4,000                     59,269
Lawson, Inc. ........................         500                     15,309
Mabuchi Motor Co., Ltd. .............         300                     29,559
Marubeni Corp.(caret) ...............      18,000                     18,472
Marui Co., Ltd. .....................       4,000                     50,692
Matsushita Communication
  Industrial Co., Ltd. ..............         800                     30,836
Matsushita Electric Industrial
  Co., Ltd. .........................      23,000                    313,741
Matsushita Electric Works Ltd. ......       4,000                     28,700
Meiji Milk Products .................       4,000                     11,013
Meiji Seika Kaisha Ltd. .............       6,000                     21,475
Meitec Corp. ........................         200                      6,608
Millea Holdings, Inc.* ..............          17                    139,563
Minebea Co., Ltd. ...................       4,000                     23,494
Mitsubishi Chemical Corp.* ..........      23,000                     53,537
Mitsubishi Corp. ....................      12,000                     86,801
Mitsubishi Electric Corp.* ..........      21,000                     94,260
Mitsubishi Estate Co., Ltd. .........      12,000                     98,114
Mitsubishi Heavy Industries Ltd.           35,000                    105,999
Mitsubishi Logistics Corp. ..........       2,000                     13,582
Mitsubishi Materials Corp. ..........      15,000                     29,785
Mitsubishi Rayon Co., Ltd. ..........       9,000                     29,284
Mitsubishi Tokyo Finance Group,
  Inc. ..............................          43                    289,871
Mitsui & Co., Ltd.(caret) ...........      14,000                     93,676
Mitsui Chemicals, Inc.(caret) .......       5,000                     24,987


================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
Mitsui Engineering &
  Shipbuilding Co., Ltd.* ...........       2,000                $     2,503
Mitsui Fudosan Co., Ltd. ............       9,000                     79,593
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................      17,000                     91,482
Mitsui Mining & Smelting Co.,
  Ltd. ..............................       5,000                     14,892
Mitsui O.S.K. Lines, Ltd. ...........       5,000                     10,512
Mitsui Trust & Banking ..............       6,000                     12,465
Mitsukoshi Ltd. .....................       7,000                     20,791
Mitsumi Electric Co., Ltd. ..........         300                      4,718
Mizuho Holding, Inc. ................          71                    157,567
Murata Manufacturing Co., Ltd. ......       2,800                    179,876
NAMCO Ltd. ..........................         700                     13,345
NEC Corp.* ..........................      18,000                    125,246
Net One Systems Co., Ltd. ...........           1                      5,607
NGK Insulators Ltd. .................       4,000                     31,670
NGK Spark Plug Co., Ltd. ............       2,000                     15,168
Nichirei Corp. ......................       1,000                      3,212
Nidec Corp. .........................         500                     36,251
Nikko Securities Co., Ltd. ..........      14,000                     70,666
Nikon Corp.* ........................       4,000                     44,285
Nintendo Ltd. .......................       1,200                    176,706
Nippon COMSYS Corp. .................       2,000                     11,080
Nippon Express Co., Ltd. ............      11,000                     58,276
Nippon Meat Packers, Inc. ...........       3,000                     37,594
Nippon Mitsubishi Oil Co. ...........      17,000                     87,936
Nippon Sheet Glass Co., Ltd. ........       5,000                     16,895
Nippon Steel Corp.* .................      67,000                    104,530
Nippon System Development ...........         100                      3,771
Nippon Telegraph & Telephone
  Corp. .............................          67                    275,580
Nippon Unipac Holding ...............          12                     74,287
Nippon Yusen Labushiki Kaisha .......      12,000                     41,348
Nissan Motor Co., Ltd.(caret) .......      29,000                    200,818
Nisshin Flour Milling ...............       3,000                     21,475
Nissin Food Products Co., Ltd. ......       1,000                     19,856
Nitto Denko Corp. ...................       1,800                     59,019
NKK Corp.* ..........................      27,000                     26,130
Nomura Securities Co., Ltd. .........      22,000                    323,044
NSK Ltd. ............................       6,000                     24,929
NTN Corp.(caret) ....................       2,000                      7,826
NTT Data Corp. ......................          17                     68,079
NTT DoCoMo, Inc. (I) ................         211                    519,314
Obayashi Corp. ......................      10,000                     28,366
Oji Paper Co., Ltd. .................      11,000                     62,865
Oki Electric Industries Co., Ltd.*          2,000                      4,322
Olympus Optical Co., Ltd. ...........       3,000                     41,899
Omron Corp. .........................       3,000                     43,426
Onward Kashiyama Co., Ltd. ..........       2,000                     19,623
Oracle Corp. Japan ..................         600                     25,580
Oriental Land Co., Ltd. .............         700                     50,050
Orix Corp. ..........................         900                     72,610
Osaka Gas Co., Ltd. .................      26,000                     61,822
Pioneer Corp. .......................       1,700                     30,423
Promise Co., Ltd. ...................       1,000                     50,392
Ricoh Co., Ltd. .....................       7,000                    121,183
Rohm Co., Ltd. ......................       1,300                    194,035
Sankyo Co. ..........................       4,000                     54,397
Sanrio Co., Ltd. ....................       1,000                      9,094
Sanyo Electric Co., Ltd. ............      18,000                     78,542

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
Secom Co. ..........................        2,600               $   127,549
Sega Corp.* ........................        1,400                    33,639
Sekisui Chemical Co., Ltd. .........        7,000                    23,945
Sekisui House Ltd. .................        6,000                    44,101
Seven-Eleven Japan Co., Ltd. .......        5,000                   196,896
Sharp Corp. ........................       11,000                   139,680
Shimamura Co., Ltd. ................          300                    23,027
SHIMANO, Inc. * ....................        1,000                    13,566
Shimizu Corp.(caret) ...............        9,000                    29,660
Shin-Etsu Chemical Co., Ltd. .......        4,600                   197,647
Shionogi & Co., Ltd. ...............        4,000                    51,026
Shiseido Co., Ltd.(caret) ..........        5,000                    66,661
Shizuoka Bank Ltd. .................        9,000                    54,664
Showa Denko K.K.* ..................        7,000                    11,388
Showa Shell Sekiyu K.K.(caret) .....        3,000                    17,445
Skylark Co., Ltd. ..................        1,000                    23,361
SMC Corp. ..........................          600                    70,933
Softbank Corp. .....................        2,800                    38,872
Sony Corp. .........................       10,500                   554,522
Stanley Electric Co. ...............        1,000                    10,679
Sumitomo Bakelite Co. Ltd. .........        1,000                     7,250
Sumitomo Chemical Co., Ltd. ........       15,000                    68,205
Sumitomo Corp. .....................       10,000                    60,571
Sumitomo Electric Industries .......        7,000                    48,532
Sumitomo Heavy Industries* .........       11,000                    11,839
Sumitomo Metal Industries* .........       29,000                    12,823
Sumitomo Metal Mining Co. ..........        4,000                    18,088
Sumitomo Mitsui Banking Corp........       46,000                   224,512
Sumitomo Osaka Cement Co.,
  Ltd. .............................        7,000                    10,395
Sumitomo Realty &
  Development ......................        3,000                    18,196
Sumitomo Trust & Banking Co.,
  Ltd. .............................        9,000                    43,250
Suruga Bank Ltd. ...................        1,000                     4,739
Suzuken Co. Ltd. ...................          100                     2,340
Taiheiyo Cement Corp.* .............        6,000                    11,163
Taisei Corp. .......................        7,000                    16,119
Taisho Pharmaceutical Co., Ltd......        2,000                    30,803
Taiyo Yuden Co., Ltd. ..............        1,000                    16,352
Takara Shuzo Co., Ltd.(caret) ......        2,000                    13,666
Takashimaya Co., Ltd.(caret) .......        4,000                    23,294
Takeda Chemical Industries Ltd......       10,000                   438,845
Takefuji Corp. .....................        1,020                    70,888
TDK Corp. ..........................        1,200                    56,666
Teijin Ltd. ........................       12,000                    40,848
Teikoku Oil Co., Ltd. ..............        1,000                     3,996
Terumo Corp. .......................        2,000                    26,731
The Chiba Bank Ltd. ................        5,000                    17,020
THK Co., Ltd. ......................          800                    15,385
Tobu Railway Co., Ltd. .............        7,000                    19,564
Toda Corp. .........................        3,000                     6,533
Toho Co., Ltd. .....................        2,000                    22,927
Tohoku Electric Power Co., Inc......        5,500                    77,090
Tokyo Electric Power ...............       14,000                   287,919
Tokyo Electron Ltd. ................        1,900                   123,803
Tokyo Gas Co., Ltd. ................       31,000                    86,125
Tokyo Style ........................        1,000                     9,136
Tokyu Corp. ........................       14,000                    54,197
TonenGeneral Sekiyu KK .............        3,000                    21,275
Toppan Printing ....................        7,000                    72,768
Toray Industries, Inc. .............       17,000                    45,528


================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
Toshiba Corp.* .....................       35,000               $   142,500
Tosoh Corp.(caret) .................        7,000                    22,485
Tostem Corp. .......................        3,000                    51,185
Toto Ltd. ..........................        5,000                    23,361
Toyo Seikan Kaisha Ltd. ............        2,000                    26,297
Toyota Automatic Loom Works
  Ltd. .............................        1,200                    19,493
Toyota Motor Corp. .................       29,200                   774,704
Trans Cosmos .......................          300                     6,795
Trend Micro, Inc.* .................        1,500                    41,924
Ube Industries Ltd. ................        4,000                     6,241
UFJ Holdings, Inc.(caret) ..........           35                    84,682
Uni-Charm Corp. ....................          800                    30,035
Uny Co., Ltd. ......................        2,000                    22,660
Ushio, Inc. ........................        1,000                    11,880
Wacaol Corp. .......................        2,000                    16,569
West Japan Railway Co. .............           10                    40,380
World Co., Ltd. ....................          700                    20,732
Yakult Honsha Co., Ltd. ............        2,000                    22,810
Yamada Denki Co., Ltd. .............          200                    17,520
Yamaha Corp. .......................        2,000                    19,456
Yamanouchi Pharmaceutical Co.,
  Ltd. .............................        4,000                   103,788
Yamato Transport Co., Ltd. .........        5,000                    91,148
Yamazaki Banking Co., Ltd. .........        2,000                    11,180
Yasuda Fire & Marine Ins ...........        7,000                    42,867
Yokogawa Electric Corp. ............        2,000                    15,518
                                                                -----------
                                                                 16,413,667
                                                                -----------
LUXEMBOURG (0.1%)
Arcelor* ...........................        3,918                    55,603
                                                                -----------
NETHERLANDS (5.4%)
ABN-Amro Holdings N.V. .............       17,045                   309,569
Aegon N.V. .........................       11,375                   237,148
Akzo Nobel N.V. ....................        3,436                   149,614
ASML Holding N.V.* .................        5,409                    85,631
Buhrmann N.V. ......................        1,319                    12,167
Elsevier N.V. ......................        7,802                   106,332
Getronics N.V.* ....................        3,867                     7,371
Hagemeyer N.V. .....................        1,314                    18,168
Heineken N.V., Class A .............        2,444                   107,264
IHC Caland N.V. ....................          326                    19,494
ING Groep N.V. .....................       20,739                   532,525
KLM Royal Dutch Airlines* ..........          248                     2,983
Koninklijke (Royal) KPN N.V. *......       21,816                   102,125
Koninklijke Ahold N.V. .............        7,950                   167,235
Koninklijke Royal Philips
  Electronics N.V. .................       15,999                   446,681
NUMICO N.V. ........................        1,700                    38,128
Oce N.V. ...........................          824                     9,603
Qiagen N.V.* .......................        1,730                    20,537
Royal Dutch Petroleum Co. ..........       25,970                 1,446,539
TNT Post Group N.V. ................        4,201                    94,885
Unilever N.V. ......................        6,933                   453,956
Vedior N.V. ........................        1,212                    16,757
Vendex KBB N.V. ....................          985                    12,257
VNU N.V. ...........................        2,618                    72,757
Wolters Kluwer N.V., Class C .......        3,163                    60,039
                                                                -----------
                                                                  4,529,765
                                                                -----------

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
NEW ZEALAND (0.1%)
Auckland Int'l Airport Ltd. ........        3,353               $     7,247
Carter Holt Harvey Ltd. ............       10,659                    10,251
Contact Energy Ltd. ................        5,646                    10,942
Fisher & Paykel Healthcare
  Corp. ............................          901                     3,610
Fisher & Paykel Healthcare
  Corp. ............................          701                     3,132
Fletcher Building Ltd. .............        4,201                     5,611
Fletcher Challenge, Ltd.*+ .........       17,693                     1,976
Independent Newspapers Ltd. ........        1,809                     3,295
Sky City Ltd. ......................        2,517                     7,580
Telecom Corp. of New Zealand .......       17,420                    41,712
The Warehouse Group Ltd. ...........        1,684                     6,053
Tower Ltd. .........................        1,394                     3,101
                                                                -----------
                                                                    104,510
                                                                -----------
NORWAY (0.4%)
Bergesen d.y. ASA, Class B(caret) ..          200                     3,838
Bergesen d.y. ASA, Class A .........          300                     6,396
DnB Holding ASA ....................        4,800                    26,161
EDB Business Partner ASA* ..........          550                     1,620
Elkem ASA ..........................          100                     2,245
Frontline Ltd. .....................          500                     4,764
Gjensidige NOR Sparebanken .........          550                    20,375
Kvaerner ASA* ......................        5,979                     5,418
Merkantildata ASA* .................        1,000                       486
Nera ASA* ..........................        1,250                     1,329
Norsk Hydro ASA ....................        1,800                    85,871
Norske Skogindustrier ASA ..........        1,250                    23,320
Opticom ASA * ......................           60                     1,051
Orkla ASA ..........................        2,435                    47,050
PAN Fish ASA* ......................        1,500                     2,678
Petroleum Geo-Services ASA* ........        1,250                     4,531
Schibsted ASA ......................          450                     5,397
Smedvig ASA, Class A ...............          400                     2,564
Smedvig ASA, Class B ...............          300                     1,599
Statoil ASA(caret) .................        5,300                    47,320
Storebrand ASA* ....................        1,900                    11,495
Tandberg ASA .......................        1,450                    17,100
Telenor A/S ........................        5,650                    20,027
Tomra Systems ASA(caret) ...........        2,150                    16,904
                                                                -----------
                                                                    359,539
                                                                -----------
PORTUGAL (0.3%)
Banco Comercial Portugues ..........       18,438                    63,914
Banco Espirito Santo S.A. ..........        1,280                    14,601
BPI-SGPS S.A. (Registered) .........        5,396                    13,109
Brisa-Auto Estradas de Portugal
  S.A. .............................        3,658                    20,592
Cimentos de Portugal SGPS,
  S.A. .............................          410                     7,961
Electricidade de Portugal S.A. .....       21,945                    42,479
Jeronimo Martins & Filho* ..........          487                     3,444
Portugal Telecom, SGPS, S.A.
  (Registered) .....................       11,469                    80,986
PT Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS S.A.* ............          563                     4,976
Sonae SGPS S.A.*+ ..................       12,192                     6,863
                                                                -----------
                                                                    258,925
                                                                -----------

================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
SINGAPORE (0.7%)
Allgreen Properties Ltd. ...........        4,000               $     2,309
CapitaLand Ltd.* ...................       13,000                    11,258
Chartered Semiconductor
  Manufacturing Ltd.* ..............        7,000                    14,263
City Developments Ltd. .............        5,000                    16,131
Datacraft Asia Ltd. ................        2,000                     2,400
DBS Group Holdings Ltd. ............       13,349                    93,688
Fraser & Neave, Ltd. ...............        2,700                    12,073
Haw Par Corp. Ltd. .................        1,000                     2,513
Keppel Corp., Ltd. .................        7,000                    16,323
Keppel Land Ltd. ...................        5,000                     4,302
NatSteel Ltd. ......................        3,000                     2,904
Neptune Orient Lines* ..............        9,000                     5,196
Oversea-Chinese Banking Corp........       11,559                    76,545
Overseas Union Enterprise Ltd.......        1,000                     4,047
Parkway Holdings Ltd. ..............        5,000                     2,448
Sembcorp Industries Ltd. ...........       12,000                     9,237
Sembcorp Logisitics Ltd. ...........        3,000                     3,752
Sembcorp Marine Ltd. ...............        5,000                     3,085
Singapore Airlines Ltd. ............        7,000                    51,109
Singapore Exchange Ltd. ............        8,000                     5,252
Singapore Land Ltd. ................        2,000                     3,962
Singapore Press Holdings Ltd. ......        4,048                    45,594
Singapore Technologies
  Engineering Ltd. .................       16,000                    17,478
Singapore Telecommunications
  Ltd. .............................       77,000                    59,707
SMRT Corp., Ltd. ...................        6,000                     2,275
ST Assembly Test Services Ltd.*.....        3,000                     3,803
United Overseas Bank Ltd. ..........       14,392                   103,452
United Overseas Land Ltd. ..........        4,000                     4,075
Venture Manufacturing
  (Singapore) Ltd. .................        2,000                    15,961
                                                                -----------
                                                                    595,142
                                                                -----------
SPAIN (2.7%)
Acciona S.A. .......................          320                    13,965
Acerinox S.A. ......................          552                    23,142
ACS, Actividades Cons y
  Services S.A. ....................          544                    17,514
Altadis S.A. .......................        3,594                    74,183
Amadeus Global Travel
  Distribution S.A., Class A .......        2,705                    17,311
Autopistas Concesionaria
  Espana ...........................        1,716                    19,065
Banco Bilbao Vizcaya
  Argentaria, S.A. .................       37,117                   419,718
Banco Santander Central
  Hispano S.A. .....................       52,188                   414,387
Corporacion Mapfre S.A. ............          818                     6,463
Endesa S.A. ........................       10,972                   159,396
Fomento de Construcciones y
  Contratas S.A.* ..................          562                    13,709
Gas Natural SDG S.A. ...............        2,703                    52,055
Grupo Dragados S.A. ................        1,842                    32,836
Grupo Ferrovial, S.A.* .............          723                    19,714
Grupo Prisa S.A. ...................          934                     7,868
Iberdrola S.A. .....................        9,343                   136,100
Immobiliaria Metropolitana
  Vasco ............................          473                     9,796

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
Inditex S.A.* ......................        2,600                $    54,898
NH Hoteles S.A. ....................        1,142                     14,323
Repsol YPF S.A. ....................       11,262                    132,800
Sociedad General de Aguas de
  Barcelona S.A.* ..................          783                      9,218
SOL Melia S.A. .....................        1,059                      8,043
Telefonica Publicidad E
  Informion S.A. ...................        1,746                      7,122
Telefonica S.A.* ...................       56,304                    472,648
TelePizza*(caret) ..................        2,024                      2,319
Terra Networks* ....................        4,712                     26,758
Union Electrica Fenosa S.A.(caret) .        2,786                     51,177
Vallehermoso S.A. ..................        1,297                     12,425
Zeltia S.A. * ......................        1,578                     12,545
                                                                 -----------
                                                                   2,241,498
                                                                 -----------
SWEDEN (2.0%)
Assa Abloy AB ......................        3,500                     49,317
AstraZeneca plc* ...................        5,851                    243,195
Atlas Copco AB, Class A ............        1,328                     31,789
Atlas Copco AB, Class B ............          857                     19,302
Drott AB, Class B ..................        1,100                     12,687
Electrolux AB, Class B(caret) ......        3,800                     76,699
Eniro AB ...........................        2,200                     16,876
Gambro AB, Class A .................        2,200                     14,482
Gambro AB, Class B .................        1,100                      7,241
Granges AB .........................          200                      3,808
Hennes & Mauritz AB, Class B .......        5,800                    116,120
Hoganas AB .........................          300                      6,463
Holmen AB ..........................          600                     15,930
Modern Times Group AB* .............          600                      7,965
Nobel Biocare AB ...................          250                     16,756
Nordea AB ..........................       19,092                    103,868
Nordea AB ..........................        8,160                     44,323
OM AB ..............................          500                      3,754
S.K.F. AB, Class B .................        1,200                     31,076
Sandvik AB .........................        2,700                     67,423
SAS AB* ............................          800                      5,527
Securitas AB, Class B ..............        3,600                     74,033
Skandia Forsakrings AB* ............       10,700                     48,665
Skandinaviska Enskilda Banken.......        5,800                     60,900
Skanska AB .........................        4,800                     33,165
SSAB Svenkst Stal AB, Series B......          300                      3,738
SSAB Svenskt Stal AB, Series A......          700                      9,102
Svenska Cellulosa AB, Class B ......        2,300                     81,835
Svenska Hadelsbanken AB,
  Class A ..........................        6,800                    103,955
Svenska Handelsbanken AB ...........          500                      7,372
Swedish Match AB ...................        4,300                     35,558
Tele2 AB, Class B* .................        1,100                     20,227
Telefonaktiebolaget LM Ericsson
  AB, Class B* .....................       90,300                    136,573
Telia AB*(caret) ...................       11,000                     30,640
Trelleborg AB ......................          800                      7,878
Volvo AB, Class A ..................        1,440                     29,065
Volvo AB, Class B ..................        2,580                     53,478
Wm-Data AB, Class B ................        3,300                      6,248
                                                                 -----------
                                                                   1,637,033
                                                                 -----------
SWITZERLAND (7.3%) .................
ABB AG Ltd.* .......................       11,288                    100,494
Adecco S.A. ........................        1,500                     89,095


================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
CIBA Specialty Chemicals ...........          800                $    64,100
Clariant AG ........................        1,600                     38,057
Compagnie Financiere
  Reichemont AG, Class A ...........        6,300                    143,288
Credit Suisse Group ................       12,500                    396,845
Fischer (Georg) AG .................           30                      5,906
Forbo Holdings AG ..................           10                      3,669
Givaudan ...........................           94                     37,896
Holcim Ltd., Class B ...............          345                     79,162
Kudelski S.A.*(caret) ..............          430                     15,067
Kuoni Reisen Holding AG
  (Registered)* ....................           30                      8,466
Logitech International S.A.* .......          500                     23,248
Lonza AG ...........................          500                     38,635
Nestle S.A. (Registered) ...........        4,830                  1,126,124
Novartis AG (Registered) ...........       33,500                  1,473,208
Phonak Holding AG ..................          300                      4,535
Publi Groupe S.A.* .................           10                      2,318
Roche Holding AG ...................        8,500                    642,512
Roche Holding AG (Bearer) ..........          600                     68,333
Schindler Holding ..................           50                      9,071
Serono S.A., Class B ...............           80                     52,731
SGS Societe Generale
  Surveillance de Holdings S.A......           75                     23,937
Sulzer AG* .........................           50                     10,616
Sulzer Medica ......................          100                     16,680
Swatch Group AG ....................          800                     15,131
Swatch Group AG, Class B ...........          400                     35,611
Swiss Reinsurance ..................        3,600                    351,945
Swisscom AG (Registered) ...........          330                     96,009
Syngenta AG* .......................        1,252                     75,248
Synthes-Stratec, Inc. ..............           60                     36,686
Tecan Group AG .....................          100                      3,957
UBS AG .............................       15,416                    775,306
Unaxis Holding AG * ................           96                     11,352
Valora Holding AG ..................           40                      8,574
Zurich Financial Services AG .......        1,028                    207,562
                                                                 -----------
                                                                   6,091,374
                                                                 -----------
UNITED KINGDOM (23.7%)
3i Group plc .......................        8,377                     87,404
Aegis Group plc ....................        6,953                      9,512
Aggreko plc ........................          601                      1,658
Airtours plc .......................        1,996                      4,678
Amec plc ...........................        1,926                     12,286
Amersham plc .......................        9,153                     80,921
Amvescap plc .......................        8,666                     70,605
ARM Holdings plc* ..................       12,500                     27,818
Associated British Ports Holding
  plc ..............................        2,349                     16,113
AstraZeneca plc ....................       15,426                    638,635
AWG plc ............................        2,130                     17,857
BAA plc ............................       13,374                    122,112
BAE SYSTEMS plc ....................       39,206                    200,201
Balfour Beatty plc .................        2,108                      7,519
Barclays Bank plc ..................       79,816                    671,582
Barratt Developments plc ...........        4,401                     28,175
BBA Group plc ......................        7,928                     33,293
Berkeley Group plc .................        2,323                     26,026
BG Group plc .......................       40,619                    176,769
Billiton plc .......................       28,699                    156,391

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           NUMBER                     VALUE
                                         OF SHARES                   (NOTE 1)
--------------------------------------------------------------------------------
BOC Group plc .......................        5,269                $   81,841
Boots Co. plc .......................       11,859                   117,589
BP plc ..............................      274,880                 2,308,690
BPB plc .............................        4,185                    22,327
Brambles Industries plc .............       11,011                    55,094
British Airways plc* ................        9,828                    27,902
British American Tobacco plc ........       20,881                   224,393
British Land Co., plc ...............        7,293                    61,920
British Sky Broadcasting plc* .......       14,617                   140,145
BT Group plc ........................      108,293                   415,978
Bunzl plc ...........................        4,692                    37,119
Cable & Wireless plc ................       23,952                    61,063
Cadbury Schweppes plc ...............       26,524                   198,716
Canary Wharf Group plc* .............        7,409                    50,256
Capita Group plc ....................        9,640                    45,846
Carlton Communications plc ..........        7,616                    24,379
Celltech Group plc* .................        3,193                    25,309
Centrica plc ........................       52,037                   161,019
CGNU plc ............................       27,617                   222,059
Chubb plc ...........................        9,134                    21,929
Close Brothers Group plc ............          768                     7,346
CMG plc .............................        7,559                    11,637
Compass Group plc ...................       28,136                   170,693
Corus Group plc* ....................       35,376                    45,296
Daily Mail & General Trust ..........        2,758                    26,359
De La Rue plc .......................          852                     6,568
Diageo plc ..........................       41,010                   532,597
Dixons Group plc ....................       23,370                    68,129
Electrocomponents plc ...............        5,979                    33,493
EMI Group plc .......................        8,955                    33,989
Exel plc ............................        4,439                    56,533
Firstgroup plc ......................        2,711                    10,414
FKI plc .............................        4,086                     9,763
GKN plc .............................        7,349                    34,474
GlaxoSmithKline plc .................       75,383                 1,629,369
Granada plc .........................       28,151                    47,845
Great Universal Stores plc ..........       13,465                   123,661
Hammerson plc .......................        2,295                    19,373
Hanson plc ..........................        9,803                    70,006
Hays plc ............................       24,633                    57,824
HBOS plc ............................       44,707                   483,842
Hilton Group plc ....................       19,345                    67,305
HSBC Holdings plc ...................      114,901                 1,321,456
IMI plc .............................        1,970                     9,752
Imperial Chemical Industries plc.....       15,205                    73,934
Imperial Tobacco Group plc ..........        7,499                   121,966
Imperial Tobacco Group* .............          705                    11,144
International Power plc * ...........       12,178                    31,186
Invensys plc ........................       49,074                    66,575
Johnson Matthey plc .................        2,954                    45,208
Kelda Group plc .....................        2,985                    19,429
Kidde plc ...........................        9,134                    11,974
Kingfisher plc ......................       14,800                    71,345
Land Securities plc .................        7,133                    93,832
Lattice Group plc ...................       46,919                   122,297
Legal & General Group plc ...........       67,290                   134,110
Lloyds TSB Group plc ................       68,806                   684,872
Logica plc ..........................        5,944                    18,121
Man (E D & F) Group plc .............        2,175                    34,148
Marconi plc*+ .......................       31,758                     1,912
Marks & Spencer Group plc ...........       29,882                   169,784


================================================================================
                                             NUMBER                 VALUE
                                           OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Misys plc ...........................        7,079               $    26,113
National Grid Group plc .............       23,089                   164,006
Next plc ............................        3,318                    47,137
P&O Princess Cruises plc * ..........       10,027                    63,429
Pearson plc .........................       10,642                   105,846
Penninsular & Oriental Steam
  Navigation Co. ....................        8,440                    31,005
Pilkington plc ......................        5,217                     7,376
Provident Financial plc .............        2,169                    22,846
Prudential plc ......................       25,342                   231,772
Railtrack Group plc* ................        5,775                    19,564
Rank Group plc ......................        4,798                    19,564
Reckitt Benckiser plc ...............        7,177                   128,762
Reed International plc ..............       16,646                   158,203
Rentokil Initial plc ................       26,237                   106,781
Reuters Group plc ...................       18,097                    95,997
Rexam plc ...........................        3,776                    24,462
Rio Tinto plc .......................       13,524                   247,994
RMC Group plc .......................        4,299                    43,020
Rolls-Royce plc .....................        3,801                     9,386
Royal & Sun Alliance Insurance
  Group plc .........................       14,956                    54,942
Royal Bank of Scotland Group
  plc ...............................       34,017                   964,448
Safeway plc .........................       10,561                    45,356
Sainsbury J plc .....................       19,212                   104,254
Schroders plc .......................        2,425                    21,643
Scottish & Newcastle plc ............        6,332                    58,683
Scottish & Southern Energy ..........        9,421                    93,199
Scottish Power plc ..................       24,328                   130,811
Securicor plc* ......................        2,034                     3,682
Serco Group plc .....................        2,533                     7,759
Seton Scholl Healthcare Group
  plc ...............................          457                     2,491
Severn Trent plc ....................        3,237                    35,674
Shell Transport & Trading Co.
  plc ...............................      120,269                   907,462
Signet Group plc ....................       14,678                    21,199
Six Continents plc ..................       10,581                   107,497
Slough Estates plc ..................        3,338                    18,475
Smith & Nephew plc ..................       10,275                    57,010
Smiths Group plc ....................        7,627                    99,052
Spirent plc .........................        4,118                     5,430
Stagecoach Holdings plc .............        9,196                     8,796
Tate & Lyle plc .....................        3,654                    19,550
Taylor Woodward plc .................        3,483                     9,556
Tesco plc ...........................       86,370                   313,994
The Sage Group plc ..................       15,086                    38,977
Unilever plc ........................       34,878                   317,923
United Business Media plc ...........        2,740                    18,168
United Utilities plc ................        7,876                    73,353
Uponor OYJ ..........................          400                     8,296
Vodafone Group plc ..................      837,622                 1,149,106
Whitbread plc .......................        2,447                    22,846
Wimpey (George) plc .................        2,142                     8,750
Wolseley plc ........................        8,021                    81,305
WPP Group plc .......................       14,226                   120,133
                                                                 -----------
                                                                  19,765,773
                                                                 -----------

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
UNITED STATES (0.0%)
Capstone Turbine Corp. * ..........            48              $        80
                                                               -----------
TOTAL COMMON STOCKS, RIGHTS
  AND WARRANTS (89.8%)
  (Cost $96,349,088)...............                             74,912,354
                                                               -----------
PREFERRED STOCK
AUSTRALIA (0.1%)
News Corp., Ltd. ..................        23,689                  108,786
                                                               -----------
GERMANY (0.2%)
Fresenius Medical Care AG .........           250                    8,395
Henkel KGaA .......................           700                   48,116
Hugo Boss AG ......................           500                    9,086
Man AG(caret) .....................           300                    5,244
Porsche AG ........................           100                   47,405
Prosieben Media AG ................         1,230                   11,661
Volkswagen AG .....................         1,350                   43,464
Wella AG ..........................           250                   15,011
                                                               -----------
                                                                   188,382
                                                               -----------
ITALY (0.1%)
Fiat S.p.A. .......................         1,172                   10,394
Intesabci S.p.A. ..................         9,622                   21,285
                                                               -----------
                                                                    31,679
                                                               -----------
TOTAL PREFERRED STOCK (0.4%)
  (Cost $463,216)..................                                328,847
                                                               -----------
                                        PRINCIPAL
                                         AMOUNT
                                       ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.9%)
JPMorgan Chase Nassau,
1.31%, 07/01/02 ...................   $ 3,244,745                3,244,745
                                                               -----------


================================================================================
                                          PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill ++++
  07/18/02 ...........................   $110,000              $   109,908
                                                               -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.0%)
  (Amortized Cost $3,354,653).........                           3,354,653
                                                               -----------
TOTAL INVESTMENTS (94.2%)
  (Cost/Amortized Cost
  $100,166,957).......................                          78,595,854
OTHER ASSETS LESS
  LIABILITIES (5.8%) .................                           4,821,116
                                                               -----------
NET ASSETS (100.0%) ..................                         $83,416,970
                                                               ===========

----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

+ Securities (totaling $10,772 or 0.01% of net assets) valued at fair value.

++++ All, or a portion of security held by broker as collateral for financial futures contracts.

(I)        Illiquid Securities


           Glossary:
           ADR--American Depositary Receipt
           GDR--Global Depositary Receipt

================================================================================

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Consumer Discretionary ....................                   12.6%
Consumer Staples ..........................                    9.2
Energy ....................................                    9.6
Financials ................................
 Banks ....................................       14.2
 Diversifield Financials ..................        5.1
 Insurance ................................        4.5
 Investment Companies .....................        0.1
 Real Estate ..............................        1.5
                                                  ----
                                                              25.4
Health Care ...............................                    9.7
Industrials ...............................                   10.0
Information Technology ....................                    7.3
Materials .................................                    6.5
Telecommunications Services ...............                    5.7
Utilities .................................                    4.0
                                                             -----
                                                             100.0%
                                                             =====

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)


Investments in companies which were affiliates for the six months ended June 30, 2002, were as follows:




                          MARKET VALUE                          MARKET VALUE
                          DECEMBER 31,    PURCHASES    SALES      JUNE 30,    DIVIDEND     REALIZED
SECURITIES                    2001         AT COST    AT COST       2002       INCOME       (LOSS)
-----------------------  --------------  ----------- --------- ------------- ---------- -------------
AXA ...................  $389,506              --     $47,632     $312,690      $9,464     $(15,219)
Deutsche Bank .........   467,934          $7,209          --      470,084          --           --
                         --------                                 --------      ------    ---------
                         $857,440                                 $782,774      $9,464     $(15,219)
                         --------                                 ========      ======     =========

At June 30, 2002 the portfolio had outstanding foreign currency contracts to buy foreign currencies as follows: (Note 1)

                                                 LOCAL
                                               CONTRACT       COST ON          U.S. $
                                                AMOUNT      ORIGINATION       CURRENT        UNREALIZED
                                                (000'S)         DATE           VALUE        APPRECIATION
                                              ----------   -------------   -------------   -------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 09/26/02 ..........       210       $  307,860     $  319,777        $ 11,917
European Union, expiring 07/19/02 .........     1,200        1,132,920      1,184,214          51,294
                                                                                             --------
                                                                                             $ 63,211
                                                                                             ========

At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)


                                                                                       UNREALIZED
                                 NUMBER OF    EXPIRATION     ORIGINAL     VALUE AT    APPRECIATION/
PURCHASE                         CONTRACTS       DATE          VALUE       6/30/02    DEPRECIATION
------------------------------- ----------- -------------- ------------ ------------ --------------
IBEX 35 Index .................     2              July-02  $  144,127   $  136,021    $  (8,106)
Hang Seng Index ...............     2              July-02     136,615      136,025         (590)
CAC 40 Index ..................     2         September-02      74,686       77,507        2,821
Dow Jones Euro 50 Index .......     53        September-02   1,633,848    1,652,455       18,607
Financial Times 100 Index .....     21        September-02   1,491,856    1,489,437       (2,419)
German Dax Index ..............     2         September-02     220,990      218,332       (2,658)
Milan MIB 30 Index ............     1         September-02     140,518      138,491       (2,027)
Nikkei Index ..................     14        September-02     734,128      737,450        3,322
SPI 200 Index .................     3         September-02     136,613      134,778       (1,835)
TOPIX Index ...................     5         September-02     454,493      425,288      (29,205)
                                                                                       ---------
                                                                                       $ (22,090)
                                                                                       =========

Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ....    $ 7,383,144
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ....      7,163,151

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $   4,500,504
Aggregate gross unrealized depreciation .........      (26,071,607)
                                                     -------------
Net unrealized depreciation .....................    $ (21,571,103)
                                                     =============
Federal income tax cost of investments ..........    $ 100,166,957
                                                     =============

At June 30, 2002, the Portfolio had loaned securities with a total value $5,484,486 which was secured by collateral of $5,582,388.

The Portfolio has a net capital loss carryforward of $1,276,824 which expires in the year 2009.

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (21.9%)
AUTOMOBILES (1.0%)
Harley-Davidson, Inc. ..............     28,215              $  1,446,583
                                                             ------------
CASINOS & GAMING (2.2%)
MGM Mirage, Inc.*(caret) ...........     98,485                 3,323,869
                                                             ------------
GENERAL MERCHANDISE STORES (2.1%)
Costco Wholesale Corp.* ............     84,490                 3,263,004
                                                             ------------
HOME IMPROVEMENT RETAIL (3.5%)
Home Depot, Inc. ...................   146,930                  5,396,739
                                                             ------------
MEDIA (13.1%)
AOL Time Warner, Inc.* .............    97,525                  1,434,593
Cablevision New York Group,
  Class A* .........................   106,290                  1,005,503
Cablevision Systems Corp.--
  Rainbow Media Group,
  Class A*(caret) ..................   101,057                    884,249
Liberty Media Corp., Class A* ......   812,425                  8,124,250
Metro-Goldwyn-Mayer, Inc.* .........   117,230                  1,371,591
USA Interactive*(caret) ............    42,980                  1,007,881
Viacom, Inc., Class B* .............   136,225                  6,044,303
                                                             ------------
                                                               19,872,370
                                                             ------------
  TOTAL CONSUMER DISCRETIONARY .....                           33,302,565
                                                             ------------
CONSUMER STAPLES (7.8%)
BEVERAGES (2.7%)
Anheuser-Busch Cos., Inc. ..........    81,700                  4,085,000
                                                             ------------
DRUG RETAIL (2.2%)
Walgreen Co. .......................    84,880                  3,278,914
                                                             ------------
FOOD PRODUCTS (1.0%)
H.J. Heinz Co. .....................    37,890                  1,557,279
                                                             ------------
HOUSEHOLD PRODUCTS (1.9%)
Colgate-Palmolive Co. ..............    59,290                  2,967,465
                                                             ------------
  TOTAL CONSUMER STAPLES ...........                           11,888,658
                                                             ------------
ENERGY (2.6%)
OIL & GAS EXPLORATION &
  PRODUCTION (2.6%)
Anadarko Petroleum Corp. ...........    81,335                  4,009,815
                                                             ------------
FINANCIALS (21.4%)
BANKS (5.3%)
Bank of New York Co., Inc. .........   137,350                  4,635,562
Washington Mutual, Inc. ............    91,350                  3,389,999
                                                             ------------
                                                                8,025,561
                                                             ------------
DIVERSIFIED FINANCIALS (14.6%)
Charles Schwab Corp. ...............   231,050                  2,587,760
Citigroup, Inc. ....................   191,055                  7,403,381
Fannie Mae .........................    91,125                  6,720,469
Morgan Stanley Dean Witter &
  Co. ..............................    71,720                  3,089,698
SLM Corp. ..........................    24,890                  2,411,841
                                                             ------------
                                                               22,213,149
                                                             ------------
INSURANCE (1.5%)
Marsh & McLennan Cos., Inc. ........    24,630                  2,379,258
                                                             ------------
  TOTAL FINANCIALS .................                           32,617,968
                                                             ------------


================================================================================
                                         NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE (16.4%)
BIOTECHNOLOGY (5.9%)
Amgen, Inc.* .......................    30,880               $  1,293,254
Genentech, Inc.* ...................   136,745                  4,580,958
Wyeth ..............................    61,790                  3,163,648
                                                             ------------
                                                                9,037,860
                                                             ------------
HEALTH CARE EQUIPMENT &
  SERVICES (4.2%)
McKesson HBOC, Inc. ................    48,695                  1,592,326
Wellpoint Health Networks, Inc.*        60,975                  4,744,465
                                                             ------------
                                                                6,336,791
                                                             ------------
PHARMACEUTICALS (6.3%)
Pfizer, Inc. .......................   214,530                  7,508,550
Schering-Plough Corp. ..............    81,050                  1,993,830
                                                             ------------
                                                                9,502,380
                                                             ------------
  TOTAL HEALTH CARE ................                           24,877,031
                                                             ------------
INDUSTRIALS (9.5%)
AEROSPACE & DEFENSE (3.1%)
Honeywell International, Inc. ......   134,680                  4,744,776
                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Automatic Data Processing, Inc. ....    68,395                  2,978,602
                                                             ------------
CONSTRUCTION & ENGINEERING (1.7%)
Fluor Corp. ........................    65,580                  2,554,341
                                                             ------------
INDUSTRIAL CONGLOMERATES (2.7%)
General Electric Co. ...............   143,950                  4,181,748
                                                             ------------
  TOTAL INDUSTRIALS ................                           14,459,467
                                                             ------------
INFORMATION TECHNOLOGY (15.0%)
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.2%)
Flextronics International Ltd.* ....   254,320                  1,813,301
                                                             ------------
SEMICONDUCTOR EQUIPMENT (3.8%)
Applied Materials, Inc.* ...........   174,990                  3,328,310
ASML Holding N.V. (New York
  Shares)*(caret) ..................   163,825                  2,477,034
                                                             ------------
                                                                5,805,344
                                                             ------------
SEMICONDUCTORS (2.8%)
Linear Technology Corp. ............    73,415                  2,307,433
Texas Instruments, Inc. ............    79,725                  1,889,483
                                                             ------------
                                                                4,196,916
                                                             ------------
SYSTEMS SOFTWARE (4.9%)
Microsoft Corp.* ...................   109,400                  5,984,180
Oracle Corp.* ......................   162,995                  1,543,563
                                                             ------------
                                                                7,527,743
                                                             ------------
TELECOMMUNICATIONS EQUIPMENT (2.3%)
Lucent Technologies, Inc. ..........   281,150                    466,709
Nokia OYJ (ADR) ....................   206,125                  2,984,690
                                                             ------------
                                                                3,451,399
                                                             ------------
  TOTAL INFORMATION TECHNOLOGY .....                           22,794,703
                                                             ------------
TOTAL COMMON STOCKS (94.6%)
  (Cost $180,736,160) ..............                          143,950,207
                                                             ------------

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                        PRINCIPAL         VALUE
                                          AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $49,371) .........      $49,371     $     49,371
                                                      ------------
TOTAL INVESTMENTS (94.6%)
  (Cost/Amortized Cost
  $180,785,531).....................                   143,999,578
OTHER ASSETS LESS
  LIABILITIES (5.4%) ...............                     8,149,662
                                                      ------------
NET ASSETS (100%) ..................                  $152,149,240
                                                      ============


----------
*          Non-income producing

(caret)    All, or a portion of security out on loan (See Note 1).

           Glossary:
           ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ..        $68,390,482
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..         33,937,231

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........     $    2,746,392
Aggregate gross unrealized depreciation .........        (39,532,345)
                                                      --------------
Net unrealized depreciation .....................     $  (36,785,953)
                                                      ==============
Federal income tax cost of investments ..........     $  180,785,531
                                                      ==============

At June 30, 2002, the Portfolio had loaned securities with a total value of $6,089,123 which was secured by collateral of $6,076,750.

The Portfolio has a net capital loss carryforward of $13,785,183 which expires in the year 2009.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (1.9%)
AUTOMOBILES (0.5%)
DaimlerChrysler NA Holdings
  Corp.
  8.50%, 1/18/31(caret) ............   $   415,000              $    458,796
Ford Motor Co.
  7.45%, 7/16/31 ...................       480,000                   446,806
General Motors Corp.
  7.20%, 1/15/11 ...................       845,000                   866,125
Toyota Motor Credit Corp.
  5.63%, 11/13/03 ..................     1,000,000                 1,037,700
                                                                ------------
                                                                   2,809,427
                                                                ------------
DEPARTMENT STORES (0.3%)
Federated Department Stores,
  Inc.
  8.50%, 6/15/03 ...................     1,000,000                 1,046,347
  6.63%, 4/01/11(caret) ............       260,000                   265,932
  7.00%, 2/15/28 ...................       195,000                   191,116
                                                                ------------
                                                                   1,503,395
                                                                ------------
HOME IMPROVEMENT RETAIL (0.2%)
Lowe's Cos., Inc.
  7.50%, 12/15/05 ..................       585,000                   637,422
  6.88%, 2/15/28 ...................       285,000                   288,067
                                                                ------------
                                                                     925,489
                                                                ------------
MEDIA (0.9%)
AOL Time Warner, Inc.
  6.88%, 5/01/12 ...................       795,000                   730,907
Clear Channel Communications,
  Inc.
  7.65%, 9/15/10(caret) ............       290,000                   296,491
Comcast Cable Communications,
  Inc.
  6.75%, 1/30/11 ...................       465,000                   412,130
Cox Communications, Inc.
  7.75%, 11/01/10(caret) ...........       635,000                   603,971
TCI Communications, Inc.
  7.88%, 8/01/13 ...................       465,000                   421,805
  8.75%, 8/01/15 ...................       595,000                   560,634
Time Warner Entertainment LP
  8.38%, 3/15/23 ...................       715,000                   711,723
USA Interactive
  6.75%, 11/15/05 ..................     1,080,000                 1,117,163
                                                                ------------
                                                                   4,854,824
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY .....                              10,093,135
                                                                ------------
CONSUMER STAPLES (0.8%)
FOOD PRODUCTS (0.3%)
Conagra Foods, Inc.
  6.75%, 9/15/11 ...................       195,000                   205,290
Kellogg Co.
  6.60%, 4/01/11 ...................       760,000                   796,906
Kraft Foods, Inc.
  6.25%, 6/01/12 ...................       505,000                   520,358
                                                                ------------
                                                                   1,522,554
                                                                ------------
FOOD RETAIL (0.4%)
Ahold Finance USA, Inc.
  6.88%, 5/01/29 ...................       125,000                   117,646


================================================================================
                                         PRINCIPAL                  VALUE
                                           AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
Albertson's, Inc.
  7.50%, 2/15/11(caret) ............   $   250,000              $    272,639
Kroger Co.
  6.80%, 4/01/11 ...................       500,000                   520,295
Safeway, Inc.
  6.50%, 3/01/11(caret) ............     1,275,000                 1,313,670
                                                                ------------
                                                                   2,224,250
                                                                ------------
PERSONAL PRODUCTS (0.1%)
PacifiCorp
  7.70%, 11/15/31 ..................       420,000                   461,148
                                                                ------------
  TOTAL CONSUMER STAPLES ...........                               4,207,952
                                                                ------------
ENERGY (1.7%)
INTEGRATED OIL & GAS (0.7%)
Amerada Hess Corp.
  7.88%, 10/01/29 ..................       670,000                   732,089
Conoco Funding Co.
  7.25%, 10/15/31 ..................       735,000                   782,033
Norsk Hydro AS
  7.25%, 9/23/27 ...................     1,205,000                 1,254,895
Occidental Petroleum Corp.
  9.25%, 8/01/19 ...................       575,000                   693,260
                                                                ------------
                                                                   3,462,277
                                                                ------------
OIL & GAS DRILLING (0.1%)
Transocean, Inc.
  6.63%, 4/15/11(caret) ............       680,000                   700,192
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES (0.2%)
El Paso Corp.
  7.80%, 8/01/31 ...................       730,000                   683,293
Trans-Canada Pipelines Ltd.
  8.63%, 5/15/12 ...................       190,000                   222,315
                                                                ------------
                                                                     905,608
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION (0.6%)
Alberta Energy Co. Ltd.
  7.38%, 11/01/31 ..................       185,000                   194,640
Anadarko Finance Co.
  7.50%, 5/01/31 ...................       275,000                   293,328
Devon Funding Corp. ULC
  7.88%, 9/30/31 (Section) .........       285,000                   303,918
Lasmo USA, Inc.
  7.50%, 6/30/06 ...................       380,000                   418,895
 7.30%, 11/15/27 ...................       545,000                   596,252
Noble Affiliates, Inc.
  8.00%, 4/01/27 ...................     1,210,000                 1,297,406
                                                                ------------
                                                                   3,104,439
                                                                ------------
OIL & GAS REFINING & MARKETING (0.1%)
Valero Energy Corp.
  6.88%, 4/15/12 ...................       765,000                   786,810
                                                                ------------
  TOTAL ENERGY .....................                               8,959,326
                                                                ------------
FINANCIALS (83.6%)
ASSET BACKED (9.3%)
Carco Auto Loan Master Trust,
  Series 99-4 A
  6.43%, 11/15/04 ..................     7,558,000                 7,659,612
Citibank Credit Card Master
  Trust I,
  Series 98-3 A
  5.80%, 2/07/05 ...................     8,360,000                 8,543,070

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                        PRINCIPAL                   VALUE
                                          AMOUNT                   (NOTE 1)
--------------------------------------------------------------------------------
COMED Transitional Funding
  Trust,
  Series 98-1 A6
  5.63%, 6/25/09 ..................   $ 2,370,000              $  2,479,696
DaimlerChrysler Auto Trust
  Series 00-E A3
  6.11%, 11/08/04 .................     4,970,000                 5,125,276
 Series 00-E A4
  6.16%, 1/08/06 ..................     3,000,000                 3,156,602
Ford Credit Auto Owner Trust,
  Series 99-D A5
  6.52%, 9/15/03 ..................     2,731,926                 2,764,452
Household Private Label Credit
  Card Master Trust,
  Series 01-2 A
  4.95%, 6/16/08 ..................     1,845,000                 1,901,477
Nissan Auto Receivables Owner
  Trust, Series 01-C A3
  4.31%, 5/16/05 ..................     3,710,000                 3,789,267
PECO Energy Transition Trust,
  Series 99-A A4
  5.80%, 3/01/07(caret) ...........       500,000                   524,534
PECO, Series 00-A A3
  7.63%, 3/01/10 ..................     1,300,000                 1,470,995
Sears Credit Account Master
  Trust, Series 95-5 A
  6.05%, 1/15/08 ..................       583,333                   600,220
Target Return Index Securities
  Trust
  Series 10-02
  6.85%, 1/15/12 (Section) ........    10,025,878                10,294,170
 Series 5-02
  5.89%, 1/25/07 (Section) ........       998,440                 1,013,117
                                                               ------------
                                                                 49,322,488
                                                               ------------
BANKS (3.2%)
Bank of America Corp.
  7.40%, 1/15/11 ..................     1,955,000                 2,137,832
Bank One Capital III
  8.75%, 9/01/30 ..................       260,000                   305,800
Bank One Corp.
  7.88%, 8/01/10 ..................       360,000                   408,397
Barclays Bank plc
  8.55%, 12/31/49 (Section) .......     1,480,000                 1,703,440
BNP Paribas Capital Trust Corp.
  9.00%, 12/31/49 (Section) .......     1,150,000                 1,342,037
First Union National Bank
  7.80%, 8/18/10 ..................     1,675,000                 1,877,457
Manufacturers & Traders
  Trust Co.
  8.00%, 10/01/10 .................     1,345,000                 1,509,389
National Australia Bank Ltd.
  8.60%, 5/19/10 ..................       600,000                   705,636
National City Bank
  6.20%, 12/15/11(caret) ..........       615,000                   621,365
Regions Financial Corp.
  7.00%, 3/01/11(caret) ...........       640,000                   685,311
Royal Bank of Scotland Group
  plc (ADR)
  9.12%, 12/31/49 .................     1,850,000                 2,175,783
Standard Chartered Bank
  8.00%, 5/30/31 (Section) ........       265,000                   277,945


================================================================================
                                        PRINCIPAL                  VALUE
                                          AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
SunTrust Bank Corp.
  6.38%, 4/01/11 ..................   $   620,000              $    643,510
US Bank NA Minneapolis
  6.38%, 8/01/11 ..................     1,500,000                 1,558,454
Washington Mutual Bank FA
  6.88%, 6/15/11 ..................     1,200,000                 1,258,812
                                                               ------------
                                                                 17,211,168
                                                               ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (8.7%)
Credit Suisse First Boston
  Mortgage Securities Corp.,
  Series 02-CKN2 A3
  6.13%, 6/15/37 ..................     4,500,000                 4,635,013
  Series 01-CKN5 A4
  5.44%, 7/15/11 ..................     8,585,000                 8,501,029
First Union--Lehman Brothers
  --Bank of America
  Commercial Mortgage
  Securities, Inc.,
  Series 98-C2 A2
  6.56%, 11/18/08(caret) ..........     1,805,000                 1,933,370
First Union--Lehman Brothers
  Commercial Mortgage
  Securities, Inc.,
  Series 97-C2 A3
  6.65%, 11/18/29 .................     2,500,000                 2,678,608
First Union Commercial
  Mortgage Trust,
  Series 99-C1 A1
  5.73%, 10/15/35 .................     1,004,357                 1,044,266
GMAC Commercial Mortgage
  Securities Inc.,
  Series 98-C2 A1
  6.15%, 5/15/35 ..................     2,922,699                 3,067,200
LB-UBS Commercial Mortgage
  Trust
  Series 01-C7 A3
  5.64%, 12/16/33 .................     5,176,713                 5,317,562
 Series 02-C1 A4
  6.46%, 3/15/31 ..................     5,765,000                 6,101,892
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 98-C2 A2
  6.39%, 2/15/30 ..................     2,275,000                 2,409,938
Merrill Lynch Mortgage Trust,
  Series 02-MW1 A4
  5.62%, 7/12/34 ..................     4,330,000                 4,351,722
Nomura Asset Securities Corp.,
  Series 98-D6 A1B
  6.59%, 3/15/30(caret) ............    2,690,000                 2,891,454
PNC Mortgage Acceptance
  Corp.,
  Series 01-C1 A2
  6.36%, 3/12/34 ..................     3,305,000                 3,464,511
                                                               ------------
                                                                 46,396,565
                                                               ------------
DIVERSIFIED FINANCIALS (5.0%)
Abbey National Capital Trust I,
  8.96%, 12/29/49 .................       820,000                   946,600

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                           PRINCIPAL                VALUE
                                             AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
Associates Corp. of North
  America
  5.88%, 7/15/02(caret) ..............   $   400,000           $    400,600
 6.00%, 4/15/03 ......................       200,000                205,869
CIT Group, Inc.
  5.92%, 11/08/02 ....................     2,000,000              1,982,408
 7.75%, 4/02/12(caret) ...............       675,000                664,488
Citigroup, Inc.
  7.25%, 10/01/10 ....................     2,530,000              2,753,885
Credit Suisse First Boston USA,
  Inc.
  6.13%, 11/15/11 ....................       105,000                103,147
 6.50%, 1/15/12 ......................       490,000                493,841
Ford Motor Credit Co.
  7.88%, 6/15/10 .....................       225,000                233,728
 7.38%, 2/01/11 ......................     3,475,000              3,514,511
General Electric Capital Corp.
  5.88%, 2/15/12(caret) ..............     2,520,000              2,521,613
General Motors Acceptance
  Corp.
  7.25%, 3/02/11 .....................     1,730,000              1,766,311
Goldman Sachs Group, Inc.
  6.60%, 1/15/12(caret) ..............       530,000                538,962
Household Finance Corp.
  5.88%, 2/01/09(caret) ..............       870,000                835,849
 6.75%, 5/15/11 ......................       675,000                664,351
 7.00%, 5/15/12 ......................     1,160,000              1,148,690
HSBC Capital Funding LP
  9.55%, 12/29/49 (Section) ..........       635,000                746,973
 10.18%, 12/29/49 ....................       310,000                395,876
ING Capital Funding Trust III
  8.44%, 12/31/49 ....................     1,310,000              1,460,643
Morgan Stanley Dean Witter
  & Co.
  6.75%, 4/15/11 .....................     1,575,000              1,632,251
National Rural Utilities
  6.00%, 5/15/06(caret) ..............       295,000                305,328
 7.25%, 3/01/12 ......................       455,000                482,364
Sprint Capital Corp.
  7.63%, 1/30/11 .....................       750,000                596,724
 8.38%, 3/15/12 (Section) ............       915,000                750,208
UBS Preferred Funding Trust I
  8.62%, 10/29/49 ....................     1,565,000              1,792,947
                                                               ------------
                                                                 26,938,167
                                                               ------------
FOREIGN GOVERNMENT (0.3%)
Quebec Province
  7.00%, 1/30/07(caret) ..............       500,000                550,492
 7.50%, 9/15/29 ......................     1,035,000              1,185,103
                                                               ------------
                                                                  1,735,595
                                                               ------------
INSURANCE (0.2%)
Metlife, Inc.
  6.13%, 12/01/11 ....................       605,000                617,572
Nationwide Financial Services,
  Inc.
  6.25%, 11/15/11 ....................       175,000                178,250
 5.90%, 7/01/12 ......................       485,000                481,911
                                                               ------------
                                                                  1,277,733
                                                               ------------
U.S. GOVERNMENT (15.9%)
U.S. Treasury Bonds
  8.88%, 2/15/19(caret) ..............     8,745,000             11,894,311
 8.00%, 11/15/21(caret) ..............     8,515,000             10,891,196


================================================================================
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
 6.25%, 5/15/30 .......................  $ 2,695,000           $  2,919,332
 5.38%, 2/15/31(caret) ................      955,000                935,154
U.S. Treasury Notes
  3.38%, 4/30/04(caret) ...............    1,225,000              1,237,924
 4.38%, 5/15/07(caret) ................   50,610,000             51,305,887
 4.88%, 2/15/12(caret) ................    5,655,000              5,676,206
                                                               ------------
                                                                 84,860,010
                                                               ------------
U.S. GOVERNMENT AGENCIES (41.0%)
Federal Home Loan Mortgage Corp.
 7.00%, 9/01/29 IO ....................      489,704                 91,117
 6.00%, 12/01/31 ......................    2,947,197              2,940,743
 6.50%, 12/01/31 ......................    6,850,772              6,998,694
 6.50%, 1/01/32 .......................    2,799,169              2,859,609
Federal National Mortgage Association
 5.25%, 12/27/07 ......................      254,115                253,768
 6.00%, 12/01/16 ......................   11,678,451             11,908,283
 7.00%, 7/01/28 .......................      784,584                781,938
 7.00%, 8/01/28 .......................      776,950                805,114
 6.50%, 3/01/29 .......................    3,923,489              4,006,863
 6.50%, 4/01/29 .......................    1,183,227              1,208,371
 7.00%, 6/01/29 .......................      184,902                191,488
 7.00%, 7/01/29 .......................    1,375,278              1,424,266
 7.00%, 8/01/29 .......................      826,476                856,633
 7.00%, 9/01/29 .......................      207,180                214,560
 6.50%, 11/01/29 ......................    8,716,152              8,901,370
 7.13%, 1/15/30(caret) ................    8,750,000              9,798,346
 7.50%, 2/01/30 .......................      577,046                605,719
 7.00%, 1/01/31 .......................      676,322                700,413
 7.00%, 2/01/31 .......................       51,163                 52,985
 6.50%, 3/01/31 .......................    1,607,813              1,638,956
 6.00%, 4/01/31 .......................    1,635,329              1,631,240
 6.50%, 4/01/31 .......................      813,576                829,335
 6.00%, 5/01/31 .......................    2,640,317              2,633,716
 6.50%, 5/01/31 .......................    1,082,445              1,103,412
 6.50%, 6/01/31 .......................   19,917,708             20,303,514
 7.00%, 6/01/31 .......................       68,541                 70,982
 6.00%, 7/01/31 .......................      821,282                820,159
 6.00%, 8/01/31 .......................      728,151                727,156
 6.50%, 8/01/31 .......................      856,347                872,934
 7.00%, 8/01/31 .......................    2,084,212              2,158,452
 6.00%, 9/01/31 .......................      554,957                554,198
 6.50%, 9/01/31 .......................    5,537,466              5,647,595
 7.00%, 9/01/31 .......................    4,082,752              4,228,180
 6.50%, 10/01/31 ......................    4,675,910              4,766,482
 7.00%, 10/01/31 ......................    1,000,118              1,035,742
 6.00%, 11/01/31 ......................      263,535                263,175
 6.50%, 11/01/31 ......................   34,315,273             35,015,559
 7.00%, 11/01/31 ......................      425,871                441,041
 6.00%, 12/01/31 ......................    4,768,606              4,762,087
 6.50%, 12/01/31 ......................   24,037,673             24,524,879
 7.00%, 12/01/31 ......................      914,761                947,346
 6.00%, 1/01/32 .......................    5,821,799              5,813,840
 6.50%, 1/01/32 .......................    1,795,741              1,833,393
 7.00%, 1/01/32 .......................    1,039,972              1,077,015
 7.00%, 2/01/32 .......................    7,318,011              7,578,218
Government National Mortgage Association
 6.50%, 4/15/28 .......................      170,657                174,710
 6.50%, 5/15/28 .......................    4,213,848              4,313,927
 6.50%, 6/15/28 .......................       82,112                 84,062
 7.50%, 7/15/28 .......................      438,792                465,396

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                        PRINCIPAL                  VALUE
                                          AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
 6.50%, 8/15/28 ..................   $   676,754              $    692,827
 6.50%, 9/15/28 ..................        23,138                    23,688
 6.50%, 11/15/28 .................        90,078                    92,217
 6.50%, 12/15/28 .................       665,993                   681,810
 7.00%, 5/15/29 ..................       343,992                   357,105
 7.00%, 6/15/29 ..................     1,123,746                 1,166,585
 7.00%, 7/15/29 ..................       949,708                   985,911
 7.50%, 2/15/31 ..................       150,865                   159,021
 6.50%, 4/20/32 ..................    21,641,938                22,027,597
                                                              ------------
                                                               217,103,742
                                                              ------------
 TOTAL FINANCIALS ................                             444,845,468
                                                              ------------
HEALTH CARE (0.2%)
HEALTH CARE EQUIPMENT & SERVICES (0.1%)
Tenet Healthcare Corp.
  6.38%, 12/01/11 ................       570,000                   576,992
                                                              ------------
PHARMACEUTICALS (0.1%)
American Home Products Corp.
  6.70%, 3/15/11 .................       250,000                   264,649
                                                              ------------
  TOTAL HEALTH CARE ..............                                 841,641
                                                              ------------
INDUSTRIALS (1.1%)
AEROSPACE & DEFENSE (0.4%)
Honeywell International, Inc.
  6.13%, 11/01/11(caret) .........       630,000                   644,530
Norththrop Grumman Corp.
  7.75%, 2/15/31 .................       180,000                   194,899
Raytheon Co.
  6.55%, 3/15/10(caret) ..........       405,000                   414,671
United Technologies Corp.
  6.10%, 5/15/12 .................       820,000                   838,655
                                                              ------------
                                                                 2,092,755
                                                              ------------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp.
  6.96%, 3/22/09 .................       335,784                   356,646
 6.75%, 7/15/11(caret) ...........       415,000                   436,924
 7.95%, 8/15/30 ..................       260,000                   295,974
Canadian National Railroad Co.
  6.45%, 7/15/36 .................       400,000                   422,700
CSX Corp.
  6.30%, 3/15/12 .................       620,000                   630,714
Norfolk Southern Corp.
  6.75%, 2/15/11(caret) ..........       710,000                   752,528
Union Pacific Corp.
  6.50%, 4/15/12 .................       605,000                   632,084
 6.63%, 2/01/29 ..................       230,000                   223,178
                                                              ------------
                                                                 3,750,748
                                                              ------------
 TOTAL INDUSTRIALS ...............                               5,843,503
                                                              ------------
INFORMATION TECHNOLOGY (0.1%)
SEMICONDUCTOR EQUIPMENT (0.1%)
Oncor Electric Delivery
  6.38%, 5/01/12 .................       410,000                   421,255
                                                              ------------
MATERIALS (0.5%)
METALS & MINING (0.1%)
Alcoa, Inc.
  6.00%, 1/15/12 .................       620,000                   636,270
                                                              ------------

================================================================================
                                        PRINCIPAL                  VALUE
                                          AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.4%)
International Paper Co.
  6.75%, 9/01/11 .................   $   720,000              $    742,248
MeadWestvaco Corp.
  6.85%, 4/01/12(caret) ..........       280,000                   293,963
Westvaco Corp.
  8.20%, 1/15/30 .................        65,000                    72,695
Weyerhaeuser Co.
  6.75%, 3/15/12 (Section) .......       720,000                   740,254
                                                              ------------
                                                                 1,849,160
                                                              ------------
  TOTAL MATERIALS ................                               2,485,430
                                                              ------------
TELECOMMUNICATION SERVICES (1.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.1%)
AT&T Corp.
  6.00%, 3/15/09 .................       320,000                   252,800
 6.50%, 3/15/29 ..................     1,225,000                   845,250
British Telecom plc
  8.38%, 12/15/10 ................     1,020,000                 1,109,962
Deutsche Telekom
  8.25%, 6/15/30 .................       450,000                   418,323
France Telecom (e)
  (Zero Coupon), 3/01/11 .........     1,525,000                 1,392,444
SBC Communications
  5.88%, 2/01/12(caret) ..........       855,000                   855,197
Telefonica Europe B.V.
  7.75%, 9/15/10 .................       355,000                   362,391
Verizon Global Funding Corp.
  7.75%, 12/01/30 ................       735,000                   699,852
WorldCom, Inc.
  8.00%, 5/15/06 .................           600                        90
 7.50%, 5/15/11 ..................           680                       102
                                                              ------------
                                                                 5,936,411
                                                              ------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
AT&T Wireless Services, Inc.
  8.75%, 3/01/31 .................       940,000                   725,953
                                                              ------------
  TOTAL TELECOMMUNICATION
     SERVICES ....................                               6,662,364
                                                              ------------
UTILITIES (1.4%)
GAS UTILITIES (0.0%)
NiSource Finance Corp.
  7.88%, 11/15/10 ................       520,000                   537,422
                                                              ------------
ELECTRIC UTILITIES (1.3%)
Consolidated Edison Co.
  5.63%, 7/01/12 .................       905,000                   890,239
Constellation Energy Group, Inc.
  7.00%, 4/01/12 .................       650,000                   676,709
Detroit Edison Co.
  6.75%, 3/17/03 .................       100,000                   102,822
Dominion Resources, Inc.
  8.13%, 6/15/10 .................     1,170,000                 1,306,211
Duke Energy Corp.
  6.25%, 1/15/12 .................       405,000                   411,160
FirstEnergy Corp., Series B
  6.45%, 11/15/11(caret) .........       330,000                   320,396

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                        PRINCIPAL                  VALUE
                                          AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
MidAmerican Energy
  Holdings Co.
  6.75%, 12/30/31(caret) ..........  $   380,000               $    369,824
Progress Energy, Inc.
  7.10%, 3/01/11(caret) ...........      595,000                    628,567
 6.85%, 4/15/12 ...................      405,000                    421,479
PSEG Power LLC
  7.75%, 4/15/11 ..................      580,000                    612,957
Texas Utilities Electric Co.
  6.25%, 10/01/04 .................      200,000                    209,607
TXU Corp., Series J
  6.38%, 6/15/06(caret) ...........      440,000                    452,544
                                                               ------------
                                                                  6,402,515
                                                               ------------
MULTI--UTILITIES (0.1%)
United Utilities plc
  6.25%, 8/15/05 ..................      300,000                    307,584
XCEL Energy, Inc.
  7.00%, 12/01/10(caret) ..........      565,000                    496,109
                                                               ------------
                                                                    803,693
                                                               ------------
  TOTAL UTILITIES .................                               7,743,630
                                                               ------------
TOTAL LONG-TERM DEBT
  SECURITIES (92.5%)
 (Cost $485,980,233) ..............                             492,103,704
                                                               ------------


================================================================================
                                        PRINCIPAL                  VALUE
                                          AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
  (7.3%)
Federal Home Loan Mortgage
  Corp. (Discount Note), 7/1/02
 (Amortized Cost $38,804,983)......  $38,807,000               $ 38,804,983
                                                               ------------
TOTAL INVESTMENTS (99.8%)
 (Cost/Amortized Cost
  $524,785,216)....................                            $530,908,687
OTHER ASSETS AND
  LIABILITIES (0.2%) ..............                               1,347,290
                                                               ------------
NET ASSETS (100%) .................                            $532,255,977
                                                               ============


----------

(caret)    All, or a portion of security out on loan (See Note 1).

[SS] (Section) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $17,172,062 or 3.23% of net assets.

(e) Step Bond--Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002. Maturity date disclosed is the ultimate maturity date.
           Glossary:
           ADR--American Depositary Receipt
           IO--Interest Only

================================================================================
Options written for the six months ended June 30, 2002 were as follows:



                                                                    TOTAL           TOTAL
                                                                  NUMBER OF        PREMIUMS
                                                                  CONTRACTS        RECEIVED
                                                                -------------   -------------
Options Outstanding--January 1, 2002 ........................       415          $  164,805
Options terminated in closing purchase transactions .........      (415)           (164,805)
                                                                   ------        ----------
Options outstanding--June 30, 2002 ..........................        --          $       --
                                                                   ======        ==========

At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)


                                      NUMBER OF      EXPIRATION         ORIGINAL           VALUE AT          UNREALIZED
PURCHASES:                            CONTRACTS         DATE              VALUE             6/30/02         APPRECIATION
----------------------------------   -----------   --------------   ----------------   ----------------   ---------------
US 2 Year Treasury Notes .........        643       September-02       133,750,583        134,999,859      $  1,249,276
US Long Bond .....................         95       September-02         9,603,444          9,764,219           160,775
                                                                                                           ------------
                                                                                                           $  1,410,051
                                                                                                           ============
SALES:
-----------------------------------
US 5 Year Treasury Note ..........        (95)      September-02       (32,967,200)       (33,623,047)     $   (655,847)
US 10 Year Treasury Note .........       (313)      September-02       (32,861,725)       (33,564,359)         (702,634)
                                                                                                           ------------
                                                                                                           $ (1,358,481)
                                                                                                           ============

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $288,715,981
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     216,622,725

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................   $  8,923,915
Aggregate gross unrealized depreciation ................     (2,800,444)
                                                           ------------
Net unrealized appreciation ............................   $  6,123,471
                                                           ============
Federal income tax cost of investments .................   $524,785,216
                                                           ============

At June 30, 2002, the Portfolio had loaned securities with a total value $78,361,324 which was secured by collateral of $79,999,808 of which $57,229,976 was received in the form of securities.

                       See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER                   VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.9%)
APPAREL RETAIL (2.1%)
American Eagle Outfitters, Inc.*..........   116,900               $  2,471,266
Pacific Sunwear of California,
  Inc.* ..................................   139,200                  3,086,064
                                                                   ------------
                                                                      5,557,330
                                                                   ------------
AUTO COMPONENTS (2.0%)
American Axle & Manufacturing
  Holdings, Inc.* ........................   120,700                  3,589,618
Federal Signal Corp.(caret) ..............    69,200                  1,660,800
                                                                   ------------
                                                                      5,250,418
                                                                   ------------
CASINOS & GAMING (0.5%)
Alliance Gaming Corp.* ...................   119,900                  1,465,178
                                                                   ------------
COMPUTER & ELECTRONICS RETAIL (2.1%)
Harman International Industries,
  Inc. ...................................    44,600                  2,196,550
Tweeter Home Entertainment
  Group, Inc.* ...........................   204,400                  3,339,896
                                                                   ------------
                                                                      5,536,446
                                                                   ------------
HOUSEHOLD DURABLES (0.7%)
Toll Brothers, Inc.*(caret) ..............    63,200                  1,851,760
                                                                   ------------
LEISURE FACILITIES (0.9%)
Bally Total Fitness Holding
  Corp.*(caret) ..........................   133,500                  2,497,785
                                                                   ------------
LEISURE PRODUCTS (1.2%)
Brunswick Corp. ..........................   110,600                  3,096,800
                                                                   ------------
MEDIA (3.2%)
ADVO, Inc.* ..............................     3,500                    133,245
Journal Register Co.* ....................    71,700                  1,441,170
Liberty Corp. ............................    56,400                  2,247,540
Pulitzer, Inc. ...........................    27,300                  1,416,870
R.H. Donnelly Corp.* .....................   113,800                  3,182,986
                                                                   ------------
                                                                      8,421,811
                                                                   ------------
SPECIALTY STORES (1.1%)
Linens 'N Things, Inc.*(caret) ...........    87,400                  2,867,594
                                                                   ------------
TEXTILES & APPAREL (4.1%)
Genesco, Inc.*(caret) ....................    91,600                  2,230,460
Oakley, Inc.*(caret) .....................   187,700                  3,265,980
Payless Shoesource, Inc.* ................    58,400                  3,366,760
Timberland Co., Class A* .................    60,800                  2,177,856
                                                                   ------------
                                                                     11,041,056
                                                                   ------------
  TOTAL CONSUMER DISCRETIONARY ...........                           47,586,178
                                                                   ------------
CONSUMER STAPLES (2.3%)
BEVERAGES (1.5%)
PepsiAmericas, Inc. ......................    84,000                  1,254,960
Robert Mondavi Corp., Class A*............    79,200                  2,711,016
                                                                   ------------
                                                                      3,965,976
                                                                   ------------
FOOD DISTRIBUTORS (0.8%)
Interstate Bakeries Corp. ................    78,100                  2,255,528
                                                                   ------------
  TOTAL CONSUMER STAPLES .................                            6,221,504
                                                                   ------------
ENERGY (4.5%)
INTEGRATED OIL & GAS (0.4%)
Key Energy Services, Inc.* ...............   100,900                  1,059,450
                                                                   ------------


================================================================================
                                              NUMBER                   VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
OIL & GAS DRILLING (2.1%)
Helmerich & Payne, Inc. ..................    88,300               $  3,154,076
Hydril Co.* ..............................    84,400                  2,261,920
                                                                   ------------
                                                                      5,415,996
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
CAL Dive International, Inc.* ............    88,000                  1,936,000
                                                                   ------------
OIL & GAS EXPLORATION &
  PRODUCTION (1.3%)
St. Mary Land & Exploration Co.(caret)....   143,100                  3,424,240
                                                                   ------------
  TOTAL ENERGY ...........................                           11,835,686
                                                                   ------------
FINANCIALS (25.0%)
BANKS (5.3%)
Chittenden Corp. .........................    84,350                  2,444,463
East-West Bancorp, Inc. ..................   116,800                  4,031,935
First Midwest Bancorp, Inc. ..............   103,425                  2,873,147
Hudson United Bancorp ....................    54,600                  1,559,376
New York Community Bancorp,
  Inc. ...................................   107,961                  2,925,743
United Bankshares, Inc. ..................    11,300                    331,994
                                                                   ------------
                                                                     14,166,658
                                                                   ------------
DIVERSIFIED FINANCIALS (4.8%)
Gallagher (Arthur J.) & Co. ..............    60,800                  2,106,720
IndyMac Bancorp, Inc.* ...................   161,700                  3,667,356
Investment Technology Group, Inc.*........    78,200                  2,557,140
Irwin Financial Corp. ....................   117,600                  2,363,760
Provident Financial Group, Inc.(caret)....    74,400                  2,158,344
                                                                   ------------
                                                                     12,853,320
                                                                   ------------
INSURANCE (4.8%)
AmerUs Group Co.(caret) ..................   100,200                  3,717,420
Everest Re Group Ltd. ....................    39,000                  2,182,050
HCC Insurance Holdings, Inc.(caret) ......   104,500                  2,753,575
Max Re Capital Ltd. ......................    87,400                  1,179,900
Radian Group, Inc. .......................    20,318                    992,534
W.R. Berkley Corp.(caret) ................    32,400                  1,782,000
                                                                   ------------
                                                                     12,607,479
                                                                   ------------
REAL ESTATE (10.1%)
Alexandria Real Estate Equities,
  Inc. ...................................    74,600                  3,680,764
Camden Property Trust ....................    78,400                  2,903,152
Capital Automotive REIT ..................    95,500                  2,278,630
Catellus Development Corp.* ..............    67,300                  1,374,266
Corporate Office Properties ..............   168,900                  2,464,251
Getty Realty Corp. .......................   119,300                  2,415,825
Health Care Property Investors,
  Inc. ...................................    87,900                  3,770,910
Heritage Property Investment
  Trust ..................................   152,000                  4,059,920
Mills Corp. ..............................    33,900                  1,050,900
Mission West Properties, Inc.(caret) .....   231,500                  2,821,985
                                                                   ------------
                                                                     26,820,603
                                                                   ------------
  TOTAL FINANCIALS .......................                           66,448,060
                                                                   ------------
HEALTH CARE (6.2%)
HEALTH CARE EQUIPMENT &
  SERVICES (4.2%)
Albany Molecular Research, Inc.*..........    89,000                  1,881,460
Apria Healthcare Group, Inc.* ............   139,600                  3,127,040

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                              NUMBER                   VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------

Gene Logic, Inc.* ........................   100,700               $  1,409,800
Inamed Corp.* ............................    85,200                  2,276,544
Manor Care, Inc.* ........................   107,500                  2,472,500
                                                                   ------------
                                                                     11,167,344
                                                                   ------------
PHARMACEUTICALS (2.0%)
aaiPharma, Inc.* .........................    79,400                  1,784,912
MIM Corp.*(caret) ........................   238,400                  2,882,256
Pharmacopeia, Inc.* ......................    81,900                    697,706
                                                                   ------------
                                                                      5,364,874
                                                                   ------------
  TOTAL HEALTH CARE ......................                           16,532,218
                                                                   ------------
INDUSTRIALS (19.2%)
AEROSPACE & DEFENSE (1.6%)
Titan Corp.* .............................   106,000                  1,938,740
United Defense Industries, Inc.*..........   103,400                  2,378,200
                                                                   ------------
                                                                      4,316,940
                                                                   ------------
AIR FREIGHT & COURIERS (0.2%)
EGL, Inc.* ...............................    38,800                    658,048
                                                                   ------------
AIRLINES (1.1%)
Alaska Air Group, Inc.* ..................    18,600                    485,460
Atlantic Coast Airlines Holdings,
  Inc.* ..................................   107,000                  2,321,900
                                                                   ------------
                                                                      2,807,360
                                                                   ------------
BUILDING PRODUCTS (0.9%)
York International Corp. .................    66,800                  2,257,172
                                                                   ------------
COMMERCIAL SERVICES &
  SUPPLIES (6.0%)
AnswerThink, Inc.* .......................   425,800                  1,613,782
Financial Federal Corp.*(caret) ..........    87,200                  2,886,320
Maximus, Inc.*(caret) ....................    79,400                  2,516,980
Pittston Brink's Group ...................   111,959                  2,687,016
Plexus Corp.* ............................    73,400                  1,328,540
PRG-Schultz International, Inc.*(caret)...   264,500                  3,255,995
Watson Wyatt & Co. Holdings* .............    64,400                  1,559,768
                                                                   ------------
                                                                     15,848,401
                                                                   ------------
CONSTRUCTION & ENGINEERING (0.5%)
Crane Co. ................................    16,750                    425,115
Furniture Brands International,
  Inc.* ..................................    27,500                    831,875
                                                                   ------------
                                                                      1,256,990
                                                                   ------------
ELECTRICAL EQUIPMENT (2.1%)
Ametek, Inc. .............................    57,900                  2,156,775
Esterline Technologies Corp.* ............    57,600                  1,307,520
Varian, Inc.* ............................    65,500                  2,158,225
                                                                   ------------
                                                                      5,622,520
                                                                   ------------
MACHINERY (3.1%)
Flowserve Corp.* .........................    87,300                  2,601,540
Graco, Inc. ..............................    13,900                    349,446
JLG Industries, Inc. .....................   164,900                  2,313,547
Navistar International Corp. .............    96,200                  3,078,400
                                                                   ------------
                                                                      8,342,933
                                                                   ------------
MARINE (0.9%)
General Maritime Corp.*(caret) ...........   243,300                  2,335,680
                                                                   ------------
RAILROADS (1.0%)
USFreightways Corp. ......................    70,900                  2,684,983
                                                                   ------------


================================================================================
                                             NUMBER                   VALUE
                                           OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
TRADING COMPANIES &
  DISTRIBUTORS (0.7%)
United Stationers, Inc.* ................     61,200               $  1,860,480
                                                                   ------------
TRUCKING (1.1%)
Swift Transportation Co., Inc.* .........    122,700                  2,858,910
                                                                   ------------
  TOTAL INDUSTRIALS .....................                            50,850,417
                                                                   ------------
INFORMATION TECHNOLOGY (10.3%)
APPLICATION SOFTWARE (1.5%)
HNC Software, Inc.* .....................    112,800                  1,883,760
Mentor Graphics Corp.* ..................    158,600                  2,255,292
                                                                   ------------
                                                                      4,139,052
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS (1.3%)
Advanced Digital Information
  Corp.* ................................    214,200                  1,805,706
Maxtor Corp.* ...........................    354,100                  1,600,532
                                                                   ------------
                                                                      3,406,238
                                                                   ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.2%)
Avocent Corp.* ..........................    194,300                  3,093,256
                                                                   ------------
IT CONSULTING & SERVICES (3.3%)
American Management Systems,
  Inc.* .................................    100,600                  1,922,466
FTI Consulting, Inc.*(caret) ............     39,200                  1,372,392
Gartner, Inc., Class A*(caret) ..........    163,400                  1,650,340
Learning Tree International, Inc.*(caret)    124,900                  2,315,646
Tier Technologies, Inc., Class B*........     82,700                  1,473,714
                                                                   ------------
                                                                      8,734,558
                                                                   ------------
SEMICONDUCTOR EQUIPMENT (1.8%)
Axcelis Technologies, Inc.*(caret) ......    227,500                  2,570,750
LTX Corp.*(caret) .......................    158,400                  2,261,952
                                                                   ------------
                                                                      4,832,702
                                                                   ------------
SEMICONDUCTORS (0.6%)
Microsemi Corp.(caret) ..................    227,300                  1,500,180
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT (0.6%)
C-COR.net Corp.*(caret) .................    243,300                  1,703,100
                                                                   ------------
  TOTAL INFORMATION TECHNOLOGY...........                            27,409,086
                                                                   ------------
MATERIALS (5.4%)
CHEMICALS (1.6%)
Ferro Corp. .............................     67,900                  2,047,185
Spartech Corp. ..........................     78,100                  2,126,663
                                                                   ------------
                                                                      4,173,848
                                                                   ------------
CONSTRUCTION MATERIALS (2.1%)
Granite Construction, Inc. ..............    142,500                  3,605,250
Roper Industries, Inc. ..................     53,100                  1,980,630
                                                                   ------------
                                                                      5,585,880
                                                                   ------------
CONTAINERS & PACKAGING (0.7%)
Packaging Corp. of America* .............     86,700                  1,724,463
                                                                   ------------
METALS & MINING (0.8%)
Allegheny Technologies, Inc. ............    133,900                  2,115,620
                                                                   ------------
PAPER & FOREST PRODUCTS (0.2%)
Wausau-Mosinee Paper Corp. ..............     51,900                    625,395
                                                                   ------------
  TOTAL MATERIALS .......................                            14,225,206
                                                                   ------------

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                             NUMBER               VALUE
                                           OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
UTILITIES (2.3%)
GAS UTILITIES (2.3%)
Kinder Morgan Management
  LLC*(caret) ......................         98,939          $  3,017,648
Vectron Corp. ......................        119,000             2,986,901
                                                             ------------
  TOTAL UTILITIES ..................                            6,004,549
                                                             ------------
TOTAL COMMON STOCKS (93.1%)
  (Cost $246,219,460) ..............                          247,112,904
                                                             ------------
                                         PRINCIPAL
                                          AMOUNT
                                         ---------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.9%)
U.S. Treasury Bills(caret)
  7/25/02 ..........................    $13,105,000            13,090,069
  8/29/02 ..........................      5,105,000             5,091,588
                                                             ------------
  (Amortized Cost $18,181,657) .....                           18,181,657
                                                             ------------


================================================================================
                                             NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)
  (Cost/Amortized Cost
  $264,401,117) ......................                        $265,294,561
OTHER ASSETS LESS LIABILITIES (0.0%)                                77,403
                                                              ------------
NET ASSETS (100%) ....................                        $265,371,964
                                                              ============


----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ........       $171,696,982
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ........         82,897,506

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation................      $  20,250,418
Aggregate gross unrealized depreciation................        (19,356,974)
                                                             -------------
Net unrealized appreciation ...........................      $     893,444
                                                             =============
Federal income tax cost of investments ................      $ 264,401,117
                                                             =============

At June 30, 2002, the Portfolio had loaned securities with a total value $24,598,390 which was secured by collateral of $25,000,850 of which $2,339,619 was received in the form of securities.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                                NUMBER             VALUE
                                               OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (23.5%)
APPAREL RETAIL (1.7%)
Coach, Inc.*(caret) .................           19,048         $ 1,045,735
                                                               -----------
AUTO COMPONENTS (2.6%)
AutoZone, Inc.* .....................           16,578           1,281,480
Diebold, Inc. .......................            7,030             261,797
                                                               -----------
                                                                 1,543,277
                                                               -----------
AUTOMOBILES (4.7%)
Bayerische Motoren Werke
  (BMW) AG ..........................           35,278           1,454,587
General Motors Corp.(caret) .........           26,110           1,395,579
                                                               -----------
                                                                 2,850,166
                                                               -----------
CASINOS & GAMING (1.1%)
MGM Mirage, Inc.*(caret) ............           20,116             678,915
                                                               -----------
GENERAL MERCHANDISE STORES (3.4%)
Wal-Mart Stores, Inc. ...............           37,228           2,047,912
                                                               -----------
HOME IMPROVEMENT RETAIL (2.6%)
Lowe's Cos., Inc. ...................           35,146           1,595,628
                                                               -----------
HOTELS (2.0%)
Four Seasons Hotels, Inc.(caret) ....          26,167           1,227,232
                                                               -----------
HOUSEHOLD DURABLES (2.1%)
Lennar Corp.(caret) .................           20,224           1,237,709
                                                               -----------
MEDIA (0.2%)
Blockbuster, Inc., Class A ..........            4,600             123,740
                                                               -----------
RESTAURANTS (0.3%)
Starbucks Corp.*(caret) .............            7,816             194,228
                                                               -----------
SPECIALTY STORES (2.8%)
Tiffany & Co. .......................           48,090           1,692,768
                                                               -----------
  TOTAL CONSUMER DISCRETIONARY ......                           14,237,310
                                                               -----------
CONSUMER STAPLES (2.0%)
BEVERAGES (2.0%)
PepsiCo, Inc.(caret) ................           24,830           1,196,806
                                                               -----------
FINANCIALS (17.0%)
DIVERSIFIED FINANCIALS (16.0%)
AMBAC Financial Group, Inc. .........           23,892           1,605,542
Citigroup, Inc. .....................           48,414           1,876,042
Lehman Brothers Holdings, Inc.(caret)           37,646           2,353,628
MBNA Corp. ..........................            9,922             328,121
SLM Corp. ...........................           36,478           3,534,718
                                                               -----------
                                                                 9,698,051
                                                               -----------
INSURANCE (1.0%)
American International Group,
  Inc. ..............................            8,478             578,454
                                                               -----------
  TOTAL FINANCIALS ..................                           10,276,505
                                                               -----------
HEALTH CARE (19.5%)
HEALTH CARE EQUIPMENT &
  SERVICES (17.3%)
Baxter International, Inc. ..........           40,466           1,798,714
Quest Diagnostics, Inc.*(caret) .....           21,580           1,856,959
Tenet Healthcare Corp.* .............           48,722           3,486,059
United Health Group, Inc. ...........           36,614           3,352,012
                                                               -----------
                                                                10,493,744
                                                               -----------
PHARMACEUTICALS (2.2%)
Johnson & Johnson ...................           24,928           1,302,737
                                                               -----------
  TOTAL HEALTH CARE .................                           11,796,481
                                                               -----------


================================================================================
                                               NUMBER              VALUE
                                             OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
INDUSTRIALS (15.1%)
AEROSPACE & DEFENSE (8.2%)
Alliant Techsystems, Inc.* .............         2,250         $   143,550
General Dynamics Corp. .................         3,824             406,683
Lockheed Martin Corp. ..................        63,586           4,419,227
                                                               -----------
                                                                 4,969,460
                                                               -----------
AIR FREIGHT & COURIERS (0.7%)
FedEx Corp. ............................         8,296             443,006
                                                               -----------
AIRLINES (0.6%)
Southwest Airlines Co. .................        21,270             343,723
                                                               -----------
CONSTRUCTION & ENGINEERING (3.4%)
MDC Holdings, Inc.(caret) ..............        39,980           2,078,960
                                                               -----------
INDUSTRIAL CONGLOMERATES (2.2%)
3M Co. .................................        10,738           1,320,774
                                                               -----------
  TOTAL INDUSTRIALS ....................                         9,155,923
                                                               -----------
INFORMATION TECHNOLOGY (3.1%)
COMPUTER HARDWARE (1.1%)
Dell Computer Corp.* ...................        24,956             652,350
                                                               -----------
TELECOMMUNICATIONS EQUIPMENT (2.0%)
QUALCOMM, Inc.* ........................        44,826           1,232,267
                                                               -----------
  TOTAL INFORMATION TECHNOLOGY..........                         1,884,617
                                                               -----------
TELECOMMUNICATION SERVICES (3.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.3%)
L-3 Communications Holdings,
  Inc.*(caret) .........................        37,548           2,027,592
                                                               -----------
  TOTAL COMMON STOCKS (83.5%)
  (Cost $50,075,106) ...................                        50,575,234
                                                               -----------
PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.5%)
AUTOMOBILES (0.5%)
Porsche AG
  (Cost $277,665) ......................           666             315,715
                                                               -----------

                                              PRINCIPAL
                                               AMOUNT
                                              --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (18.3%)
Federal Home Loan Mortgage
  Corp.
 (Discount Note) 07/01/02 .............    $11,100,000          11,099,423
                                                               -----------
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau
  1.31%, 07/01/02 .....................          8,260               8,260
                                                               -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (18.3%)
  (Amortized Cost $11,107,683) ........                         11,107,683
                                                               -----------
TOTAL INVESTMENTS (102.3%)
  (Cost/Amortized Cost
  $61,460,454) ........................                         61,998,632
OTHER ASSETS LESS
  LIABILITIES (--2.3%) ................                         (1,393,637)
                                                               -----------
NET ASSETS (100%) .....................                        $60,604,995
                                                               ===========

---------------------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================

Investment security transactions for the six months ended June 30, 2002 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ...     $54,091,670
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...      11,789,656

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $  2,084,931
Aggregate gross unrealized depreciation .........       (1,546,753)
                                                      ------------
Net unrealized appreciation .....................     $    538,178
                                                      ============
Federal income tax cost of investments ..........     $ 61,460,454
                                                      ============

At June 30, 2002, the Portfolio had loaned securities with a total value $12,221,022 which was secured by collateral of $12,300,350.

For the period from January 1, 2002 to June 30, 2002, the Portfolio incurred approximately $625 and 2,287 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and Bank of America Corp., respectively, both affiliated broker/dealers.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.0%)
AUTO COMPONENTS (1.2%)
Delphi Automotive Systems
  Corp. ............................     604,300            $ 7,976,760
                                                            -----------
AUTOMOBILES (3.0%)
DaimlerChrysler AG (ADR)(caret) ....     199,700              9,631,531
Ford Motor Co. .....................     276,100              4,417,600
General Motors Corp. ...............     118,500              6,333,825
                                                            -----------
                                                             20,382,956
                                                            -----------
MEDIA (9.0%)
Fox Entertainment Group, Inc.,
  Class A* .........................     421,100              9,158,925
Gannett Co., Inc. ..................      72,700              5,517,930
Knight Ridder, Inc. ................      77,300              4,866,035
Liberty Media Corp., Class A* ......   1,449,150             14,491,500
Tribune Co. ........................     261,800             11,388,300
Viacom, Inc., Class B* .............     222,400              9,867,888
Walt Disney Co. ....................     260,100              4,915,890
                                                            -----------
                                                             60,206,468
                                                            -----------
RESTAURANTS (1.8%)
McDonald's Corp. ...................     434,200             12,352,990
                                                            -----------
SPECIALTY STORES (1.0%)
Toys-R-Us, Inc.* ...................     372,500              6,507,575
                                                            -----------
  TOTAL CONSUMER DISCRETIONARY                              107,426,749
                                                            -----------
CONSUMER STAPLES (5.5%)
FOOD PRODUCTS (1.4%)
Sara Lee Corp. .....................     430,100              8,877,264
                                                            -----------
HOUSEHOLD PRODUCTS (2.6%)
Clorox Co. .........................     155,900              6,446,465
Procter & Gamble Co. ...............     125,100             11,171,430
                                                            -----------
                                                             17,617,895
                                                            -----------
PERSONAL PRODUCTS (1.5%)
Gillette Co. .......................     301,400             10,208,418
                                                            -----------
 TOTAL CONSUMER STAPLES ............                         36,703,577
                                                            -----------
ENERGY (10.3%)
INTEGRATED OIL & GAS (2.1%)
Exxon Mobil Corp. ..................     337,800             13,822,776
                                                            -----------
OIL & GAS DRILLING (4.2%)
Diamond Offshore Drilling, Inc......     370,300             10,553,550
Ensco International, Inc. ..........     364,700              9,941,722
Rowan Cos., Inc. ...................     363,800              7,803,510
                                                            -----------
                                                             28,298,782
                                                            -----------
OIL & GAS EXPLORATION &
  PRODUCTION (4.0%)
Grant Prideco, Inc.* ...............     766,900             10,429,840
Unocal Corp. .......................     448,600             16,571,284
                                                            -----------
                                                             27,001,124
                                                            -----------
 TOTAL ENERGY ......................                         69,122,682
                                                            -----------
FINANCIALS (18.5%)
BANKS (7.7%)
Bank of America Corp. ..............     142,500             10,026,300
Bank One Corp. .....................     174,300              6,707,064
FleetBoston Financial Corp. ........     206,500              6,680,275
Mellon Financial Corp. .............     206,500              6,490,295


================================================================================
                                          NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
PNC Financial Services Group,
  Inc. .............................     116,100            $ 6,069,708
Wachovia Corp. .....................     410,400             15,669,072
                                                            -----------
                                                             51,642,714
                                                            -----------
DIVERSIFIED FINANCIALS (5.9%)
Citigroup, Inc. ....................     384,857             14,913,209
JP Morgan Chase & Co. ..............     332,700             11,285,184
Morgan Stanley Dean Witter
  & Co. ............................     187,500              8,077,500
Stilwell Financial, Inc. ...........     304,000              5,532,800
                                                            -----------
                                                             39,808,693
                                                            -----------
INSURANCE (4.9%)
Ace Ltd. ...........................     196,700              6,215,720
Allstate Corp. .....................     214,000              7,913,720
American International Group, Inc.       195,300             13,325,319
Hartford Financial Services
  Group, Inc. ......................     102,800              6,113,516
                                                            -----------
                                                             33,568,275
                                                            -----------
  TOTAL FINANCIALS .................                        125,019,682
                                                            -----------
HEALTH CARE (4.4%)
HEALTH CARE EQUIPMENT &
  SERVICES (1.4%)
Boston Scientific Corp.* ...........     318,700              9,344,284
                                                            -----------
PHARMACEUTICALS (3.0%)
Bristol-Myers Squibb Co. ...........     220,400              5,664,280
Merck & Co., Inc. ..................     151,000              7,646,640
Schering-Plough Corp. ..............     294,300              7,239,780
                                                            -----------
                                                             20,550,700
                                                            -----------
  TOTAL HEALTH CARE                                          29,894,984
                                                            -----------
INDUSTRIALS (8.8%)
AEROSPACE & DEFENSE (1.4%)
Honeywell International, Inc. ......     273,900              9,649,497
                                                            -----------
ELECTRICAL EQUIPMENT (2.0%)
National Semiconductor Corp.* ......     150,000              4,375,500
Thomas & Betts Corp.(caret) ........     499,000              9,281,400
                                                            -----------
                                                             13,656,900
                                                            -----------
INDUSTRIAL CONGLOMERATES (2.5%)
Textron, Inc. ......................     205,800              9,652,020
Vivendi Universal S.A. (ADR)(caret).     332,800              7,155,200
                                                            -----------
                                                             16,807,220
                                                            -----------
MACHINERY (2.9%)
Caterpillar, Inc. ..................     106,800              5,227,860
Deere & Co. ........................     217,500             10,418,250
Eaton Corp. ........................      50,500              3,673,875
                                                            -----------
                                                             19,319,985
                                                            -----------
  TOTAL INDUSTRIALS ................                         59,433,602
                                                            -----------
INFORMATION TECHNOLOGY (12.7%)
APPLICATION SOFTWARE (0.9%)
Borland Software Corp.*(caret) .....     593,900              6,117,170
                                                            -----------
COMPUTER HARDWARE (1.9%)
Hewlett-Packard Co. ................     408,145              6,236,455
International Business Machines
  Corp. ............................      93,780              6,752,160
                                                            -----------
                                                             12,988,615
                                                            -----------

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (3.0%)
Agere Systems, Inc., Class B* .....     582,170            $    873,255
Agilent Technologies, Inc.*
  (caret) .........................     233,900               5,531,735
Koninklijke Royal Philips
  Electronics N.V. (ADR)(caret) ...     309,700               8,547,720
Symbol Technologies, Inc. .........     620,800               5,276,800
                                                           ------------
                                                             20,229,510
                                                           ------------
IT CONSULTING & SERVICES (1.4%)
Unisys Corp.* .....................   1,034,200               9,307,800
                                                           ------------
NETWORKING EQUIPMENT (1.5%)
3Com Corp.* .......................   2,275,400              10,011,760
                                                           ------------
SEMICONDUCTORS (1.3%)
Advanced Micro Devices, Inc.* .....     502,900               4,888,188
Micron Technology, Inc.* ..........     186,700               3,775,074
                                                           ------------
                                                              8,663,262
                                                           ------------
SYSTEMS SOFTWARE (0.8%)
Computer Associates
  International, Inc. .............     334,000               5,307,260
                                                           ------------
TELECOMMUNICATIONS
  EQUIPMENT (1.9%)
Lucent Technologies, Inc. .........   2,545,600               4,225,696
Motorola, Inc. ....................     595,430               8,586,101
                                                           ------------
                                                             12,811,797
                                                           ------------
 TOTAL INFORMATION TECHNOLOGY......                          85,437,174
                                                           ------------
MATERIALS (9.7%)
CHEMICALS (2.1%)
Du Pont (E.I.) de Nemours &
  Co. .............................     315,000              13,986,000
                                                           ------------
METALS & MINING (3.0%)
Alcoa, Inc. .......................     188,800               6,258,720
Arch Coal, Inc. ...................      49,300               1,119,603
Massey Energy Co. .................     210,300               2,670,810
Phelps Dodge Corp. ................     251,600              10,365,920
                                                           ------------
                                                             20,415,053
                                                           ------------
PAPER & FOREST PRODUCTS (4.6%)
Boise Cascade Corp. ...............     426,700              14,733,951
Georgia-Pacific Corp. .............     236,700               5,818,086
Sappi Ltd. (ADR)(caret) ...........     728,000              10,206,560
                                                           ------------
                                                             30,758,597
                                                           ------------
 TOTAL MATERIALS ..................                          65,159,650
                                                           ------------

================================================================================
                                         NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (3.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.9%)
AT&T Corp. ........................     518,300            $  5,545,810
SBC Communications, Inc. ..........     177,200               5,404,600
Verizon Communications, Inc. ......     206,300               8,282,945
WorldCom, Inc.--WorldCom
  Group*+ .........................   1,790,700                 161,163
                                                           ------------
                                                             19,394,518
                                                           ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
AT&T Wireless Services, Inc.* .....     405,400               2,371,590
                                                           ------------
 TOTAL TELECOMMUNICATION
   SERVICES .......................                          21,766,108
                                                           ------------
TOTAL COMMON STOCKS (89.1%)
 (Cost $646,291,923)...............                         599,964,208
                                                           ------------
                                      PRINCIPAL
                                       AMOUNT
                                      --------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau
  1.31%, 7/1/02
 (Amortized Cost $272).............   $     272                     272
                                                           ------------
TOTAL INVESTMENTS (89.1%)
  (Cost/Amortized Cost
  $646,292,195)....................                         599,964,480
OTHER ASSETS LESS
  LIABILITIES (10.9%) .............                          73,220,223
                                                           ------------
NET ASSETS (100%) .................                        $673,184,703
                                                           ============


---------------------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

+ Securities (totaling 161,163 or 0.0% of net assets) valued at fair value.

           Glossary:
           ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $190,786,591
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     106,359,258

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................   $  37,329,087
Aggregate gross unrealized depreciation ................     (83,656,802)
                                                           -------------
Net unrealized depreciation ............................   $ (46,327,715)
                                                           =============
Federal income tax cost of investments .................   $ 646,292,195
                                                           =============

At June 30, 2002, the Portfolio had loaned securities with a total value $23,348,032 which was secured by collateral of $23,192,950.

For the six months ended June 30, 2002, the Portfolio incurred approximately $31,638 and $92,658 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and Merrill Lynch & Co., Inc., respectively, both affiliated broker/dealers.








                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (21.6%)
AUTOMOBILES (1.8%)
Harley-Davidson, ....................   351,110              $   18,001,410
                                                             --------------
COMPUTER & ELECTRONICS RETAIL (0.6%)
Best Buy Co., Inc.* .................   146,310                   5,311,053
CDW Computer Centers, * .............     8,300                     388,523
                                                             --------------
                                                                  5,699,576
                                                             --------------
DEPARTMENT STORES (0.8%)
Kohl's Corp.* .......................    57,070                   3,999,466
Sears, Roebuck & Co. ................    79,020                   4,290,786
                                                             --------------
                                                                  8,290,252
                                                             --------------
GENERAL MERCHANDISE STORES (3.2%)
BJ's Wholesale Club, Inc.* ..........   130,340                   5,018,090
Dollar Tree Stores, Inc.* ...........    90,350                   3,560,693
Family Dollar Stores, Inc. ..........   143,000                   5,040,750
Target Corp. ........................   380,900                  14,512,290
Wal-Mart Stores, Inc. ...............    59,400                   3,267,594
                                                             --------------
                                                                 31,399,417
                                                             --------------
HOME IMPROVEMENT RETAIL (1.5%)
Home Depot, Inc. ....................   260,220                   9,557,881
Lowe's Cos., Inc. ...................   120,578                   5,474,241
                                                             --------------
                                                                 15,032,122
                                                             --------------
HOTELS (0.4%)
Starwood Hotels & Resorts
  Worldwide, Inc. ...................   120,070                   3,949,102
                                                             --------------
HOUSEHOLD DURABLES (0.2%)
Cost Plus, Inc.* ....................    21,400                     651,823
KB Home .............................    35,410                   1,823,969
                                                             --------------
                                                                  2,475,792
                                                             --------------
LEISURE FACILITIES (0.2%)
International Game Technology*.......    27,730                   1,572,291
                                                             --------------
MEDIA (9.4%)
AOL Time Warner, Inc.* ..............    98,640                   1,450,994
Clear Channel Communications,
  Inc.* .............................   433,180                  13,870,424
Comcast Corp., Class A* .............   101,220                   2,413,085
Cox Communications, Inc.,
  Class A* ..........................    24,500                     674,975
E.W. Scripps Co., Class A ...........    28,710                   2,210,670
Emmis Communications Corp.,
  Class A* ..........................    42,070                     891,463
Entercom Communications
  Corp.* ............................    79,700                   3,658,230
Fox Entertainment Group, Inc.,
  Class A* ..........................   349,816                   7,608,498
Gannett Co., Inc. ...................    33,500                   2,542,650
Hearst-Argyle Television, Inc.* .....    75,400                   1,700,270
Hispanic Broadcasting Corp.* ........   229,320                   5,985,252
Lee Enterprises, Inc. ...............     9,670                     338,450
Lin TV Corp., Class A* ..............     2,900                      78,416
Macrovision Corp.* ..................    68,000                     891,480
McClatchy Co., Class A ..............    20,400                   1,310,700
McGraw-Hill Cos., Inc. ..............    63,710                   3,803,487
Meredith Corp. ......................    44,100                   1,691,235
New York Times Co., Class A .........    54,260                   2,794,390
Reed International plc ..............   131,500                   1,249,775


================================================================================
                                         NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Tribune Co. .........................    77,100              $    3,353,850
Univision Communications, Inc.,
  Class A* ..........................   125,770                   3,949,178
USA Interactive*(caret) .............     7,800                     182,910
Viacom, Inc., Class B* ..............   618,140                  27,426,872
Walt Disney Co. .....................    64,400                   1,217,160
Westwood One, Inc.* .................    61,360                   2,050,651
                                                             --------------
                                                                 93,345,065
                                                             --------------
RESTAURANTS (2.0%)
Brinker International, Inc.* ........   249,370                   7,917,497
CEC Entertainment, Inc.* ............    80,580                   3,327,954
Jack in the Box, Inc.* ..............    17,100                     543,780
Outback Steakhouse, Inc.* ...........   132,140                   4,638,114
Sonic Corp.* ........................    18,300                     574,803
Starbucks Corp.* ....................    97,750                   2,429,088
                                                             --------------
                                                                 19,431,236
                                                             --------------
SPECIALTY STORES (0.9%)
Barnes & Noble, Inc.*(caret) ........   113,350                   2,995,841
Talbots, Inc.(caret) ................    57,100                   1,998,500
Tiffany & Co. .......................    70,980                   2,498,496
Williams-Sonoma, Inc.* ..............    57,340                   1,758,044
                                                             --------------
                                                                  9,250,881
                                                             --------------
TEXTILES & APPAREL (0.6%)
Nike, Inc., Class B .................   118,340                   6,348,941
                                                             --------------
  TOTAL CONSUMER DISCRETIONARY.......                           214,796,085
                                                             --------------
CONSUMER STAPLES (2.4%)
BEVERAGES (0.0%)
Anheuser-Busch Cos., Inc. ...........     7,000                     350,000
                                                             --------------
DRUG RETAIL (0.7%)
CVS Corp. ...........................    90,400                   2,766,240
Walgreen Co. ........................   102,080                   3,943,350
                                                             --------------
                                                                  6,709,590
                                                             --------------
FOOD PRODUCTS (1.1%)
Kellogg Co. .........................   100,900                   3,618,274
Philip Morris Cos., Inc. ............   136,570                   5,965,378
R.J. Reynolds Tobacco Holdings,
  Inc. ..............................    14,900                     800,875
                                                             --------------
                                                                 10,384,527
                                                             --------------
HOUSEHOLD PRODUCTS (0.2%)
Kimberly-Clark Corp. ................    36,800                   2,281,600
                                                             --------------
PERSONAL PRODUCTS (0.4%)
Avon Products, Inc. .................       500                      26,120
Gillette Co. ........................   111,500                   3,776,505
                                                             --------------
                                                                  3,802,625
                                                             --------------
  TOTAL CONSUMER STAPLES ............                            23,528,342
                                                             --------------
ENERGY (1.8%)
OIL & GAS DRILLING (0.1%)
GlobalSantaFe Corp. (Berlin
  Exchange) .........................    12,000                     328,200
Noble Corp.* ........................     6,900                     266,340
Transocean Sedco Forex, Inc. ........    14,300                     445,445
                                                             --------------
                                                                  1,039,985
                                                             --------------
OIL & GAS EQUIPMENT &
  SERVICES (1.3%)
Baker Hughes, Inc. ..................   229,750                   7,648,377

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
BJ Services Co.* ....................    80,140              $    2,715,143
Cooper Cameron Corp.* ...............    51,830                   2,509,609
                                                             --------------
                                                                 12,873,129
                                                             --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.4%)
Anadarko Petroleum Corp. ............    73,400                   3,618,620
Newfield Exploration Co.* ...........    22,400                     832,608
                                                             --------------
                                                                  4,451,228
                                                             --------------
  TOTAL ENERGY ......................                            18,364,342
                                                             --------------
FINANCIALS (12.8%)
BANKS (1.2%)
Comerica, Inc. ......................    45,700                   2,805,980
Mellon Financial Corp. ..............   151,900                   4,774,217
National Commerce Financial
  Corp. .............................    59,400                   1,562,220
New York Community Bancorp,
  Inc. ..............................     7,100                     192,410
SouthTrust Corp. ....................    84,800                   2,214,976
                                                             --------------
                                                                 11,549,803
                                                             --------------
DIVERSIFIED FINANCIALS (7.7%)
American Express Co. ................    92,800                   3,370,496
Capital One Financial Corp. .........   103,480                   6,317,454
Citigroup, Inc. .....................   280,194                  10,857,518
Freddie Mac .........................   252,100                  15,428,520
Gallagher (Arthur J.) & Co. .........    13,000                     450,450
Goldman Sachs Group, Inc. ...........   173,030                  12,691,750
Merrill Lynch & Co., Inc. ...........   239,592                   9,703,476
Morgan Stanley Dean Witter & Co......    44,000                   1,895,520
The BISYS Group, Inc.* ..............   468,490                  15,600,717
                                                             --------------
                                                                 76,315,901
                                                             --------------
INSURANCE (3.9%)
American International Group,
  Inc. ..............................   195,088                  13,310,854
Chubb Corp. .........................    22,000                   1,557,600
Hartford Financial Services
  Group, Inc. .......................    45,030                   2,677,934
Metlife, Inc. .......................    96,618                   2,782,599
Principal Financial Group* ..........    18,250                     565,750
Safeco Corp. ........................    50,400                   1,556,856
St. Paul Cos., Inc. .................    55,230                   2,149,552
Travelers Property Casualty
  Corp., Class A* ...................   215,990                   3,823,023
Willis Group Holdings Ltd.*(caret) ..    63,030                   2,074,317
XL Capital Ltd., Class A ............   104,010                   8,809,647
                                                             --------------
                                                                 39,308,132
                                                             --------------
  TOTAL FINANCIALS ..................                           127,173,836
                                                             --------------
HEALTH CARE (20.3%)
BIOTECHNOLOGY (3.1%)
Amgen, Inc.* ........................   197,950                   8,290,146
Digene Corp.* .......................    58,670                     690,065
Genentech, Inc.* ....................    59,570                   1,995,595
Genzyme Corp. -- General
  Division* .........................   196,970                   3,789,703
MedImmune, Inc.* ....................    40,400                   1,066,560
Wyeth ...............................   297,750                  15,244,800
                                                             --------------
                                                                 31,076,869
                                                             --------------

================================================================================
                                         NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
  SERVICES (10.1%)
AdvancePCS* .........................     7,300              $      174,762
Anthem, Inc.*(caret) ................   124,480                   8,399,910
Applied Biosystems Group --
  Applera Corp. .....................    10,480                     204,255
Baxter International, Inc. ..........   223,030                   9,913,683
Cardinal Health, Inc. ...............    89,670                   5,506,635
Caremark Rx, Inc.*(caret) ...........   464,120                   7,657,980
Cytyc Corp.*(caret) .................   141,130                   1,075,411
DENTSPLY International, Inc. ........     5,200                     191,932
Express Scripts, Inc., Class A* .....   276,830                  13,871,951
Healthsouth Corp.* ..................   452,950                   5,793,231
Laboratory Corp. of America
  Holdings*(caret) ..................   215,630                   9,843,509
Lincare Holdings, Inc.* .............   148,270                   4,789,121
Stryker Corp. .......................    81,280                   4,349,293
Tenet Healthcare Corp.* .............   145,170                  10,386,913
United Health Group, Inc. ...........   141,120                  12,919,536
Varian Medical Systems, Inc.* .......    36,370                   1,474,804
Wellpoint Health Networks,
  Inc.* .............................    46,200                   3,594,822
                                                             --------------
                                                                100,147,748
                                                             --------------
PHARMACEUTICALS (7.1%)
Abbott Laboratories .................    70,490                   2,653,948
Allergan, Inc. ......................    26,262                   1,752,988
Aventis S.A. ........................    57,000                   4,039,020
Barr Laboratories, Inc.* ............    17,200                   1,092,716
Biovail Corp.*(caret) ...............   180,778                   5,235,331
Eli Lilly & Co. .....................   132,520                   7,474,128
Forest Laboratories, Inc.* ..........    73,850                   5,228,580
IVAX Corp.* .........................    89,280                     964,224
King Pharmaceuticals, Inc.* .........    18,800                     418,300
Mylan Laboratories, Inc. ............   118,080                   3,701,808
Pfizer, Inc. ........................   583,540                  20,423,900
Pharmacia Corp. .....................    85,500                   3,201,975
Sanofi-Synthelabo S.A. ..............    53,640                   3,263,238
Shire Pharmaceuticals Group plc
  (ADR)*(caret) .....................   125,600                   3,241,736
Teva Pharmaceutical Industries
  Ltd. (ADR) ........................   120,670                   8,058,343
                                                             --------------
                                                                 70,750,235
                                                             --------------
  TOTAL HEALTH CARE .................                           201,974,852
                                                             --------------
INDUSTRIALS (13.3%)
AEROSPACE & DEFENSE (0.4%)
Northrop Grumman Corp. ..............    32,370                   4,046,250
                                                             --------------
AIR FREIGHT & COURIERS (0.9%)
FedEx Corp. .........................    30,900                   1,650,060
United Parcel Service, Inc.,
  Class B ...........................   114,780                   7,087,665
                                                             --------------
                                                                  8,737,725
                                                             --------------
COMMERCIAL SERVICES &
  SUPPLIES (10.3%)
Apollo Group, Inc., Class A* ........   139,900                   5,514,858
ARAMARK Corp., Class B* .............   172,540                   4,313,500
Automatic Data Processing, Inc.......   197,980                   8,622,029
Catalina Marketing Corp. ............    19,500                     550,290
Cendant Corp.* ......................   636,470                  10,107,144

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
CheckFree Corp.*(caret) .............         6,100          $        95,404
Concord EFS, Inc.* ..................       644,150               19,414,681
DST Systems, Inc.* ..................       160,260                7,325,485
Expeditors International of
  Washington, Inc. ..................         7,600                  252,016
First Data Corp. ....................       415,990               15,474,828
Fiserv, Inc.* .......................       223,655                8,210,375
IMS Health, Inc. ....................       436,440                7,834,098
Iron Mountain, Inc.*(caret) .........       128,030                3,949,725
Manpower, Inc. ......................         8,950                  328,912
Robert Half International, Inc.*.....       179,310                4,177,923
Sabre Holdings Corp.* ...............       191,620                6,859,996
Weight Watchers International,
  Inc.* .............................         2,020                   87,749
                                                             ---------------
                                                                 103,119,013
                                                             ---------------
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co. ..............................        44,500                5,473,500
General Electric Co. ................        62,230                1,807,782
Tyco International Ltd. .............       176,047                2,378,395
                                                             ---------------
                                                                   9,659,677
                                                             ---------------
MACHINERY (0.7%)
Danaher Corp. .......................       103,140                6,843,339
                                                             ---------------
  TOTAL INDUSTRIALS .................                            132,406,004
                                                             ---------------
INFORMATION TECHNOLOGY (20.5%)
APPLICATION SOFTWARE (2.1%)
BEA Systems, Inc.* ..................       182,200                1,732,722
Cadence Design Systems, Inc.* .......       186,660                3,008,959
Citrix Systems, Inc.* ...............       269,760                1,629,350
CSG System International, Inc.*......        18,160                  347,582
Electronic Arts, Inc.* ..............        33,130                2,188,237
PeopleSoft, Inc.* ...................       386,580                5,752,311
Rational Software Corp.* ............       651,670                5,350,211
Siebel Systems, Inc.* ...............        31,200                  443,664
                                                             ---------------
                                                                  20,453,036
                                                             ---------------
COMPUTER HARDWARE (1.3%)
Dell Computer Corp.* ................       458,010               11,972,381
Hewlett-Packard Co. .................        55,191                  843,319
                                                             ---------------
                                                                  12,815,700
                                                             ---------------
COMPUTER STORAGE & PERIPHERALS (1.1%)
Lexmark International, Inc.* ........       185,835               10,109,424
McData Corp., Class A* ..............       139,870                1,232,255
                                                             ---------------
                                                                  11,341,679
                                                             ---------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.5%)
Ace Ltd. ............................       115,000                3,634,000
Celestica, Inc.* ....................        25,940                  589,097
Intersil Corp., Class A*(caret) .....       287,740                6,151,881
Tandberg ASA ........................        54,500                  642,732
Tektronix, Inc.* ....................       183,430                3,431,975
                                                             ---------------
                                                                  14,449,685
                                                             ---------------
INTERNET SOFTWARE & SERVICES (0.4%)
Check Point Software
  Technologies Ltd.*(caret) .........        61,600                  835,296
Retek, Inc.* ........................        54,250                1,318,275
VeriSign, Inc.*(caret) ..............       270,819                1,947,189
                                                             ---------------
                                                                   4,100,760
                                                             ---------------

================================================================================
                                            NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES (2.3%)
Accenture Ltd., Class A* ............        43,700          $       830,300
Affiliated Computer Services,
  Inc., Class A* ....................       248,210               11,785,011
Sungard Data Systems, Inc.* .........       403,540               10,685,739
                                                             ---------------
                                                                  23,301,050
                                                             ---------------
NETWORKING EQUIPMENT (2.6%)
Brocade Communications
  Systems, Inc.* ....................       447,680                7,825,446
Cisco Systems, Inc.* ................     1,313,366               18,321,456
                                                             ---------------
                                                                  26,146,902
                                                             ---------------
SEMICONDUCTOR EQUIPMENT (1.0%)
ASM International N.V. ..............        68,700                1,185,762
ASML Holding N.V. (New York
  Shares)*(caret) ...................        43,920                  664,070
Emulex Corp.*(caret) ................        51,300                1,154,763
GlobespanVirata, Inc.* ..............        90,000                  348,300
LTX Corp.* ..........................        57,900                  826,812
Micrel, Inc.* .......................        46,750                  672,265
Novellus Systems, Inc.* .............        76,844                2,612,696
Teradyne, Inc.* .....................        94,800                2,227,800
                                                             ---------------
                                                                   9,692,468
                                                             ---------------
SEMICONDUCTORS (3.8%)
Analog Devices, Inc.* ...............       434,140               12,893,958
Linear Technology Corp. .............       220,940                6,944,144
Maxim Integrated Products,
  Inc.* .............................        54,200                2,077,486
QLogic Corp.*(caret) ................        59,830                2,279,523
Skyworks Solutions, Inc. ............        37,210                  206,515
STMicroelectronics N.V. (New
  York Shares)(caret) ...............       189,430                4,608,832
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* ............................       274,872                3,573,336
Texas Instruments, Inc. .............       126,280                2,992,836
Xilinx, Inc.* .......................        69,955                1,569,091
Zarlink Semiconductor, Inc.*(caret) .       175,400                  892,786
                                                             ---------------
                                                                  38,038,507
                                                             ---------------
SYSTEMS SOFTWARE (3.7%)
Adobe Systems, Inc. .................        36,597                1,043,014
Jack Henry & Associates, Inc. .......       107,500                1,794,175
Legato Systems, Inc.* ...............        74,300                  267,480
Microsoft Corp.* ....................       167,000                9,134,900
Network Associates, Inc.*(caret) ....        42,360                  816,277
Oracle Corp.* .......................     1,486,065               14,073,036
VERITAS Software Corp.* .............       505,310               10,000,085
                                                             ---------------
                                                                  37,128,967
                                                             ---------------
TELECOMMUNICATIONS EQUIPMENT (0.7%)
Advanced Fibre
  Communications, Inc.* .............        51,790                  856,607
Amdocs Ltd.*(caret) .................        54,800                  413,740
American Tower Corp., Class A*.......       603,150                2,080,868
General Motors Corp., Class H*.......        16,800                  174,720
Motorola, Inc. ......................       260,770                3,760,303
                                                             ---------------
                                                                   7,286,238
                                                             ---------------
  TOTAL INFORMATION TECHNOLOGY.......                            204,754,992
                                                             ---------------

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS (1.4%)
CHEMICALS (0.4%)
Praxair, Inc. ......................        81,170          $    4,624,255
PAPER & FOREST PRODUCTS (1.0%)
Bowater, Inc. ......................        32,740               1,780,074
International Paper Co. ............       182,560               7,955,964
                                                            --------------
                                                                 9,736,038
                                                            --------------
TOTAL MATERIALS ....................                            14,360,293
                                                            --------------
TELECOMMUNICATION SERVICES (2.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.7%)
EchoStar Communications Corp.,
  Class A*(caret) ..................       858,500              15,933,760
L-3 Communications Holdings,
  Inc.* ............................        26,000               1,404,000
                                                            --------------
                                                                17,337,760
                                                            --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.6%)
AT&T Wireless Services, Inc.* ......       265,310               1,552,063
Crown Castle International
  Corp.*(caret) ....................       396,900               1,559,817
Vodafone Group plc (ADR)(caret) ....       188,641               2,574,950
                                                            --------------
                                                                 5,686,830
                                                            --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                            23,024,590
                                                            --------------
TOTAL COMMON STOCKS (96.4%)
  (Cost $1,111,015,568).............                           960,383,336
                                                            --------------


================================================================================
                                            NUMBER               VALUE
                                           OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
PREFERRED STOCKS:
HEALTH CARE (0.1%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.1%)
Fresenius Medical Care AG
  (Cost $1,437,239).................        31,500          $    1,057,718
                                                            --------------

                                         PRINCIPAL
                                          AMOUNT
                                         --------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (4.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $40,112,209) .....   $40,112,209              40,112,209
                                                            --------------
TOTAL INVESTMENTS (100.5%)
  (Cost/Amortized Cost
  $1,152,565,016)...................                         1,001,553,263
OTHER ASSETS
  LESS LIABILITIES (-0.5%) .........                            (5,375,273)
                                                            --------------
NET ASSETS (100%) ..................                        $  996,177,990
                                                            ==============


----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt
================================================================================

Investment security transactions for the six months ended June 30, 2002, were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $619,340,295
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     681,151,974

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ...............  $    32,998,885
Aggregate gross unrealized depreciation ...............     (184,010,638)
                                                         ---------------
Net unrealized depreciation ...........................  $  (151,011,753)
                                                         ===============
Federal income tax cost of investments ................  $ 1,152,565,016
                                                         ===============

At June 30, 2002, the Portfolio had loaned securities with a total value $46,169,593 which was secured by collateral of $46,496,146.

The Portfolio has a net capital loss carryforward of $599,155,945 which expires in the year 2009.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                       NUMBER                   VALUE
                                      OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.8%)
AUTOMOBILES (0.3%)
Harley-Davidson, Inc. .............     11,400              $    584,478
                                                            ------------
DEPARTMENT STORES (1.4%)
Sears, Roebuck & Co. ..............     56,630                 3,075,009
                                                            ------------
GENERAL MERCHANDISE STORES (4.5%)
BJ's Wholesale Club, Inc.* ........      5,700                   219,450
Costco Wholesale Corp.* ...........     13,900                   536,818
Family Dollar Stores, Inc. ........     16,400                   578,100
Target Corp. ......................     59,830                 2,279,523
Wal-Mart Stores, Inc. .............    115,686                 6,363,887
                                                            ------------
                                                               9,977,778
                                                            ------------
HOME IMPROVEMENT RETAIL (1.4%)
Home Depot, Inc. ..................     46,900                 1,722,637
Lowe's Cos., Inc. .................     32,520                 1,476,408
                                                            ------------
                                                               3,199,045
                                                            ------------
HOUSEHOLD DURABLES (0.1%)
Black & Decker Corp. ..............      4,700                   226,540
                                                            ------------
MEDIA (6.5%)
AOL Time Warner, Inc.* ............     60,727                   893,294
Clear Channel Communications,
  Inc.* ...........................     29,000                   928,580
Comcast Corp., Class A* ...........      8,280                   197,395
Fox Entertainment Group, Inc.,
  Class A* ........................      6,800                   147,900
Gannett Co., Inc. .................     32,644                 2,477,680
McGraw-Hill Cos., Inc. ............     10,270                   613,119
New York Times Co.,
  Class A(caret) ..................     40,710                 2,096,565
News Corp. Ltd. ...................     31,457                   170,949
Tribune Co. .......................      8,000                   348,000
Univision Communications, Inc.,
  Class A*(caret) .................      4,300                   135,020
Viacom, Inc., Class B* ............    121,452                 5,388,825
Walt Disney Co. ...................     39,400                   744,660
                                                            ------------
                                                              14,141,987
                                                            ------------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co.(caret) ..........     15,400                   449,218
                                                            ------------
TEXTILES & APPAREL (0.4%)
Nike, Inc., Class B ...............     14,900                   799,385
                                                            ------------
  TOTAL CONSUMER DISCRETIONARY.....                           32,453,440
                                                            ------------
CONSUMER STAPLES (9.1%)
BEVERAGES (3.0%)
Anheuser-Busch Cos., Inc. .........     41,266                 2,063,300
Coca-Cola Co. .....................      7,080                   396,480
Diageo plc ........................     92,535                 1,201,753
PepsiCo, Inc. .....................     59,543                 2,869,973
                                                            ------------
                                                               6,531,506
                                                            ------------
DRUG RETAIL (0.4%)
CVS Corp. .........................     10,900                   333,540
Walgreen Co. ......................     14,400                   556,272
                                                            ------------
                                                                 889,812
                                                            ------------
FOOD DISTRIBUTORS (0.2%)
SYSCO Corp. .......................     14,900                   405,578
                                                            ------------
FOOD PRODUCTS (2.1%)
Kellogg Co. .......................      8,800                   315,568


================================================================================
                                       NUMBER                   VALUE
                                      OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------

Kraft Foods, Inc., Class A ........      3,100              $    126,945
Philip Morris Cos., Inc. ..........     82,670                 3,611,026
Unilever N.V. (ADR)(caret) ........      8,800                   570,240
                                                            ------------
                                                               4,623,779
                                                            ------------
FOOD RETAIL (0.8%)
Kroger Co.* .......................     45,491                   905,271
Safeway, Inc.* ....................     32,180                   939,334
                                                            ------------
                                                               1,844,605
                                                            ------------
HOUSEHOLD PRODUCTS (1.5%)
Kimberly-Clark Corp. ..............      8,600                   533,200
Procter & Gamble Co. ..............     32,099                 2,866,441
                                                            ------------
                                                               3,399,641
                                                            ------------
PERSONAL PRODUCTS (1.1%)
Avon Products, Inc. ...............      3,400                   177,616
Estee Lauder Cos., Inc.,
  Class A(caret) ..................     12,300                   432,960
Gillette Co. ......................     50,782                 1,719,986
                                                            ------------
                                                               2,330,562
                                                            ------------
  TOTAL CONSUMER STAPLES ..........                           20,025,483
                                                            ------------
ENERGY (6.7%)
INTEGRATED OIL & GAS (4.9%)
BP plc (ADR) ......................     41,194                 2,079,885
ChevronTexaco Corp. ...............      6,713                   594,101
Devon Energy Corp. ................      5,340                   263,155
Encana Corp. ......................      8,600                   264,067
EnCana Corp. ......................     21,100                   645,660
Exxon Mobil Corp. .................    152,106                 6,224,178
TotalFinaElf S.A* .................      1,960                   318,227
TotalFinaElf S.A. (ADR)(caret) ....      4,040                   326,836
                                                            ------------
                                                              10,716,109
                                                            ------------
OIL & GAS DRILLING (0.3%)
GlobalSantaFe Corp. (Berlin
  Exchange) .......................     27,900                   763,065
                                                            ------------
OIL & GAS EQUIPMENT &
  SERVICES (0.9%)
Baker Hughes, Inc. ................     30,270                 1,007,688
Schlumberger Ltd. .................     18,800                   874,200
                                                            ------------
                                                               1,881,888
                                                            ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.6%)
Anadarko Petroleum Corp. ..........     15,040                   741,472
Apache Corp. ......................      4,677                   268,834
Unocal Corp.(caret) ...............      5,200                   192,088
                                                            ------------
                                                               1,202,394
                                                            ------------
  TOTAL ENERGY ....................                           14,563,456
                                                            ------------
FINANCIALS (20.5%)
BANKS (5.8%)
Bank of America Corp. .............     54,150                 3,809,994
Bank of New York Co., Inc. ........     17,300                   583,875
Charter One Financial, Inc. .......      4,400                   151,272
Comerica, Inc. ....................     21,810                 1,339,134
FleetBoston Financial Corp. .......     54,500                 1,763,075
Mellon Financial Corp. ............     41,900                 1,316,917
SunTrust Banks, Inc. ..............      4,600                   311,512
U.S. Bancorp ......................     26,100                   609,435
Wachovia Corp. ....................      8,300                   316,894

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Wells Fargo & Co. ...................    49,998               $  2,502,900
                                                              ------------
                                                                12,705,008
                                                              ------------
DIVERSIFIED FINANCIALS (9.3%)
American Express Co. ................    26,600                    966,112
Capital One Financial Corp. .........    20,880                  1,274,724
Citigroup, Inc. .....................   135,303                  5,242,991
Fannie Mae ..........................    34,250                  2,525,937
Freddie Mac .........................    89,398                  5,471,158
Goldman Sachs Group, Inc. ...........    21,140                  1,550,619
J.P. Morgan Chase & Co. .............     5,700                    193,344
Merrill Lynch & Co., Inc. ...........    42,630                  1,726,515
Morgan Stanley Dean
  Witter & Co. ......................    16,860                    726,329
State Street Corp. ..................    16,720                    747,384
                                                              ------------
                                                                20,425,113
                                                              ------------
INSURANCE (5.4%)
AFLAC, Inc. .........................    13,118                    419,776
Allstate Corp. ......................    12,400                    458,552
American International Group,
  Inc. ..............................    45,680                  3,116,746
Chubb Corp. .........................    16,000                  1,132,800
Hartford Financial Services
  Group, Inc. .......................    25,004                  1,486,988
Marsh & McLennan Cos., Inc. .........     5,040                    486,864
Metlife, Inc. .......................    44,730                  1,288,224
St. Paul Cos., Inc. .................    34,280                  1,334,178
Travelers Property Casualty
  Corp., Class A* ...................    33,100                    585,870
UnumProvident Corp. .................    16,580                    421,961
XL Capital Ltd., Class A ............    11,250                    952,875
                                                              ------------
                                                                11,684,834
                                                              ------------
  TOTAL FINANCIALS ..................                           44,814,955
                                                              ------------
HEALTH CARE (13.0%)
BIOTECHNOLOGY (1.9%)
Wyeth ...............................    81,179                  4,156,365
                                                              ------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.5%)
Applied Biosystems Group --
  Applera Corp. .....................     4,820                     93,942
Baxter International, Inc. ..........    17,300                    768,985
Cardinal Health, Inc. ...............    16,640                  1,021,863
Caremark Rx, Inc.*(caret) ...........     3,100                     51,150
CIGNA Corp. .........................     8,433                    821,543
HCA, Inc.(caret) ....................    45,450                  2,158,875
Healthsouth Corp.* ..................    29,800                    381,142
Medtronic, Inc. .....................    23,800                  1,019,830
Stryker Corp. .......................     8,100                    433,431
United Health Group, Inc. ...........    10,368                    949,190
                                                              ------------
                                                                 7,699,951
                                                              ------------
PHARMACEUTICALS (7.6%)
Abbott Laboratories .................    39,600                  1,490,940
Allergan, Inc. ......................     9,920                    662,160
Aventis S.A. ........................    10,100                    715,686
Eli Lilly & Co. .....................    41,220                  2,324,808
GlaxoSmithKline plc (ADR)(caret) ....     7,100                    306,294
Johnson & Johnson ...................    35,378                  1,848,854
Merck & Co., Inc. ...................    19,300                    977,352
Pfizer, Inc. ........................   219,629                  7,687,015


================================================================================
                                              NUMBER                   VALUE
                                            OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------

Pharmacia Corp. .........................    14,600               $    546,770
                                                                  ------------
                                                                    16,559,879
                                                                  ------------
  TOTAL HEALTH CARE .....................                           28,416,195
                                                                  ------------
INDUSTRIALS (10.4%)
AEROSPACE & DEFENSE (0.8%)
General Dynamics Corp. ..................     1,346                    143,147
Lockheed Martin Corp. ...................     3,800                    264,100
Northrop Grumman Corp. ..................    10,530                  1,316,250
                                                                  ------------
                                                                     1,723,497
                                                                  ------------
AIR FREIGHT & COURIERS (0.8%)
FedEx Corp. .............................    10,990                    586,866
United Parcel Service, Inc.,
  Class B ...............................    20,770                  1,282,547
                                                                  ------------
                                                                     1,869,413
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (2.2%)
Automatic Data Processing, Inc. .........    22,969                  1,000,300
Avery Dennison Corp. ....................     6,200                    389,050
Cendant Corp.* ..........................     9,000                    142,920
Concord EFS, Inc.* ......................    14,900                    449,086
First Data Corp. ........................    61,414                  2,284,601
Waste Management, Inc. ..................    20,100                    523,605
                                                                  ------------
                                                                     4,789,562
                                                                  ------------
INDUSTRIAL CONGLOMERATES (3.7%)
3M Co. ..................................    20,600                  2,533,800
General Electric Co. ....................   173,451                  5,038,752
Tyco International Ltd. .................    35,916                    485,225
                                                                  ------------
                                                                     8,057,777
                                                                  ------------
MACHINERY (1.8%)
Caterpillar, Inc. .......................     9,600                    469,920
Danaher Corp. ...........................    13,210                    876,483
Deere & Co. .............................    17,620                    843,998
Illinois Tool Works, Inc. ...............    13,600                    928,880
Ingersoll-Rand Co., Class A .............    10,800                    493,128
ITT Industries, Inc. ....................     4,100                    289,460
                                                                  ------------
                                                                     3,901,869
                                                                  ------------
RAILROADS (1.1%)
Canadian National Railway Co. ...........    31,762                  1,645,272
Union Pacific Corp. .....................    13,200                    835,296
                                                                  ------------
                                                                     2,480,568
                                                                  ------------
  TOTAL INDUSTRIALS .....................                           22,822,686
                                                                  ------------
INFORMATION TECHNOLOGY (12.7%)
APPLICATION SOFTWARE (0.3%)
PeopleSoft, Inc.* .......................    25,800                    383,904
Rational Software Corp.* ................    12,200                    100,162
Siebel Systems, Inc.* ...................    12,000                    170,640
                                                                  ------------
                                                                       654,706
                                                                  ------------
COMPUTER HARDWARE (2.8%)
Dell Computer Corp.* ....................    44,800                  1,171,072
Hewlett-Packard Co. .....................    60,236                    920,406
International Business Machines
  Corp. .................................    54,936                  3,955,392
Sun Microsystems, Inc.* .................    21,210                    106,262
                                                                  ------------
                                                                     6,153,132
                                                                  ------------

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                             NUMBER                VALUE
                                            OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS (0.2%)
EMC Corp.* .........................         13,510           $    102,000
Lexmark International, Inc.* .......          4,400                239,360
                                                              ------------
                                                                   341,360
                                                              ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.3%)
Ace Ltd. ...........................          8,100                255,960
Agilent Technologies, Inc.* ........         13,900                328,735
Molex, Inc. ........................          4,100                137,473
                                                              ------------
                                                                   722,168
                                                              ------------
IT CONSULTING & SERVICES (0.2%)
Accenture Ltd., Class A* ...........         23,800                452,200
                                                              ------------
NETWORKING EQUIPMENT (1.8%)
Cisco Systems, Inc.* ...............        278,968              3,891,604
                                                              ------------
SEMICONDUCTOR EQUIPMENT (0.4%)
Lam Research Corp.* ................          5,800                104,284
Novellus Systems, Inc.* ............         21,100                717,400
Teradyne, Inc.* ....................          6,300                148,050
                                                              ------------
                                                                   969,734
                                                              ------------
SEMICONDUCTORS (2.2%)
Analog Devices, Inc.* ..............         53,890              1,600,533
Intel Corp. ........................         34,770                635,248
Linear Technology Corp. ............         18,940                595,284
Maxim Integrated Products, Inc.*             12,200                467,626
STMicroelectronics N.V. (New
  York Shares)(caret) ..............         13,100                318,723
Texas Instruments, Inc. ............         45,298              1,073,563
                                                              ------------
                                                                 4,690,977
                                                              ------------
SYSTEMS SOFTWARE (4.1%)
Adobe Systems, Inc. ................         18,860                537,510
Microsoft Corp.* ...................        106,783              5,841,030
Oracle Corp.* ......................        201,296              1,906,273
VERITAS Software Corp.* ............         35,690                706,305
                                                              ------------
                                                                 8,991,118
                                                              ------------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
Motorola, Inc. .....................         49,710                716,818
Nokia OYJ (ADR) ....................         11,800                170,864
                                                              ------------
                                                                   887,682
                                                              ------------
  TOTAL INFORMATION TECHNOLOGY......                            27,754,681
                                                              ------------
MATERIALS (3.5%)
CHEMICALS (1.8%)
Air Products & Chemicals, Inc. .....         18,800                948,836
Du Pont (E.I.) de
  Nemours & Co. ....................          6,330                281,052
Praxair, Inc. ......................         28,050              1,598,008
Rohm & Haas Co. ....................          3,796                153,700
Syngenta AG* .......................         16,653              1,000,881
                                                              ------------
                                                                 3,982,477
                                                              ------------
METALS & MINING (0.9%)
Alcoa, Inc. ........................         60,610              2,009,221
                                                              ------------
PAPER & FOREST PRODUCTS (0.8%)
International Paper Co. ............         39,670              1,728,819
                                                              ------------
  TOTAL MATERIALS ..................                             7,720,517
                                                              ------------


================================================================================
                                            NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (3.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.3%)
Alltel Corp. .......................          5,190           $    243,930
AT&T Corp. .........................         50,520                540,564
BellSouth Corp. ....................         76,040              2,395,260
BT Group plc .......................         38,800                149,040
EchoStar Communications Corp.,
  Class A* .........................          5,450                101,152
SBC Communications, Inc. ...........         49,651              1,514,355
Verizon Communications, Inc. .......         56,966              2,287,185
                                                              ------------
                                                                 7,231,486
                                                              ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                             7,231,486
                                                              ------------
UTILITIES (1.4%)
ELECTRIC UTILITIES (1.2%)
Dominion Resources, Inc. ...........         14,020                928,124
Duke Energy Corp. ..................          8,200                255,020
Exelon Corp. .......................         20,912              1,093,697
PG&E Corp.* ........................         14,900                266,561
                                                              ------------
                                                                 2,543,402
                                                              ------------
GAS UTILITIES (0.2%)
NiSource, Inc. .....................         19,860                433,544
                                                              ------------
  TOTAL UTILITIES ..................                             2,976,946
                                                              ------------
TOTAL COMMON STOCKS (95.4%)
  (Cost $225,666,647) ..............                           208,779,845
                                                              ------------
CONVERTIBLE PREFERRED STOCKS:
UTILITIES (0.0%)
ELECTRIC UTILITIES (0.0%)
TXU Corp.*
  (Cost $54,953) ...................          2,630                 70,800
                                                              ------------

                                           PRINCIPAL
                                            AMOUNT
                                            -------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.2%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $9,148,170).......     $9,148,170              9,148,170
                                                              ------------
TOTAL INVESTMENTS (99.6%)
  (Cost/Amortized Cost
  $234,869,770).....................                           217,998,815
OTHER ASSETS
  LESS LIABILITIES (0.4%) ..........                               843,642
                                                              ------------
NET ASSETS (100%) ..................                          $218,842,457
                                                              ============


------------------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
Investment security transactions for the six months ended June 30, 2002, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 75,472,341
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      66,074,346

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ...............    $   9,650,266
Aggregate gross unrealized depreciation ...............      (26,521,221)
                                                           -------------
Net unrealized depreciation ...........................    $ (16,870,955)
                                                           =============
Federal income tax cost of investments ................    $ 234,869,770
                                                           =============

At June 30, 2002, the Portfolio had loaned securities with a total value $5,389,055 which was secured by collateral of $5,477,875.

The Portfolio has a net capital loss carryforward of $30,368,379 of which $836,647 expires in the year 2007, $146,486 in the year 2008 and $29,385,246 in the year 2009.





                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER              VALUE
                                           OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.8%)
AUTOMOBILES (1.6%)
Harley-Davidson, Inc. .............       131,700           $   6,752,259
Nissan Motor Co., Ltd. ............       243,000               1,682,713
                                                            -------------
                                                                8,434,972
                                                            -------------
DEPARTMENT STORES (1.2%)
Sears, Roebuck & Co. ..............       123,800               6,722,340
                                                            -------------
GENERAL MERCHANDISE STORES (5.1%)
Target Corp. ......................       199,800               7,612,380
Wal-Mart Stores, Inc. .............       368,550              20,273,935
                                                            -------------
                                                               27,886,315
                                                            -------------
HOME IMPROVEMENT RETAIL (2.3%)
Home Depot, Inc. ..................       272,100               9,994,233
Lowe's Cos., Inc. .................        50,300               2,283,620
                                                            -------------
                                                               12,277,853
                                                            -------------
HOTELS (0.3%)
Starwood Hotels & Resorts
  Worldwide, Inc. .................        55,000               1,808,950
                                                            -------------
HOUSEHOLD DURABLES (0.4%)
Lennar Corp.(caret) ...............        33,600               2,056,320
                                                            -------------
MEDIA (5.3%)
AOL Time Warner, Inc.* ............       155,300               2,284,463
Clear Channel Communications,
  Inc.* ...........................       124,550               3,988,091
Comcast Corp., Class A* ...........        50,070               1,193,669
Fox Entertainment Group, Inc.,
  Class A* ........................        21,400                 465,450
Gannett Co., Inc. .................        17,600               1,335,840
Tribune Co. .......................        23,600               1,026,600
USA Interactive*(caret) ...........        17,700                 415,065
Viacom, Inc., Class B* ............       404,683              17,955,785
                                                            -------------
                                                               28,664,963
                                                            -------------
TEXTILES & APPAREL (0.6%)
Nike, Inc., Class B ...............        58,000               3,111,700
                                                            -------------
  TOTAL CONSUMER DISCRETIONARY.....                            90,963,413
                                                            -------------
CONSUMER STAPLES (6.9%)
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc. .........       122,500               6,125,000
Diageo plc ........................       149,040               1,935,584
                                                            -------------
                                                                8,060,584
                                                            -------------
FOOD PRODUCTS (1.9%)
Kellogg Co. .......................        40,800               1,463,088
Philip Morris Cos., Inc. ..........       138,100               6,032,208
Unilever N.V. .....................        46,800               3,064,352
                                                            -------------
                                                               10,559,648
                                                            -------------
FOOD RETAIL (1.1%)
Safeway, Inc.* ....................       202,820               5,920,316
                                                            -------------
HOUSEHOLD PRODUCTS (1.8%)
Kimberly-Clark Corp. ..............        33,600               2,083,200
Procter & Gamble Co. ..............        84,400               7,536,920
                                                            -------------
                                                                9,620,120
                                                            -------------
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc. ...............         8,400                 438,816


================================================================================
                                           NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc.,
  Class A(caret) ..................         3,700           $     130,240
Gillette Co. ......................        81,400               2,757,018
                                                            -------------
                                                                3,326,074
                                                            -------------
     TOTAL CONSUMER STAPLES .......                            37,486,742
                                                            -------------
ENERGY (8.0%)
INTEGRATED OIL & GAS (6.1%)
BP plc ............................       388,000               3,258,765
Devon Energy Corp.(caret) .........        71,140               3,505,779
Encana Corp. ......................        71,200               2,186,232
Exxon Mobil Corp. .................       467,742              19,140,002
TotalFinaElf S.A.* ................        30,520               4,955,250
                                                            -------------
                                                               33,046,028
                                                            -------------
OIL & GAS DRILLING (0.6%)
GlobalSantaFe Corp.
  (Berlin Exchange) ...............       112,914               3,088,198
                                                            -------------
OIL & GAS EQUIPMENT &
  SERVICES (0.3%)
Baker Hughes, Inc. ................        45,900               1,528,011
                                                            -------------
OIL & GAS EXPLORATION &
  PRODUCTION (1.0%)
Anadarko Petroleum Corp. ..........        25,600               1,262,080
Apache Corp. ......................        53,110               3,052,763
Equitable Resources, Inc. .........        34,100               1,169,630
                                                            -------------
                                                                5,484,473
                                                            -------------
  TOTAL ENERGY ....................                            43,146,710
                                                            -------------
FINANCIALS (27.5%)
BANKS (7.9%)
Bank of America Corp. .............       225,760              15,884,474
Comerica, Inc. ....................        64,400               3,954,160
FleetBoston Financial Corp. .......       317,030              10,255,920
Mellon Financial Corp. ............       144,200               4,532,206
SouthTrust Corp. ..................       103,280               2,697,674
SunTrust Banks, Inc. ..............        81,900               5,546,268
                                                            -------------
                                                               42,870,702
                                                            -------------
DIVERSIFIED FINANCIALS (8.9%)
Capital One Financial Corp. .......       172,440              10,527,462
Charles Schwab Corp. ..............        70,100                 785,120
Citigroup, Inc. ...................       238,456               9,240,170
Fannie Mae ........................       109,070               8,043,912
Freddie Mac .......................       142,200               8,702,640
Goldman Sachs Group, Inc. .........        81,800               6,000,030
Merrill Lynch & Co., Inc. .........       121,300               4,912,650
                                                            -------------
                                                               48,211,984
                                                            -------------
INSURANCE (10.7%)
Ace Ltd. ..........................       227,100               7,176,360
AFLAC, Inc. .......................       140,690               4,502,080
Allstate Corp. ....................       103,400               3,823,732
American International Group,
  Inc. ............................        49,035               3,345,658
Chubb Corp. .......................       110,100               7,795,080
Hartford Financial Services
  Group, Inc. .....................        54,200               3,223,274
Metlife, Inc. .....................       289,100               8,326,080
St. Paul Cos., Inc. ...............        91,340               3,554,953
Travelers Property Casualty
  Corp., Class A* .................       377,400               6,679,980

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.* ........    73,300               $  2,412,303
XL Capital Ltd., Class A ...........    83,400                  7,063,980
                                                             ------------
                                                               57,903,480
                                                             ------------
  TOTAL FINANCIALS .................                          148,986,166
                                                             ------------
HEALTH CARE (11.1%)
BIOTECHNOLOGY (2.6%)
Genzyme Corp. -- General
  Division* ........................   244,700                  4,708,028
Wyeth ..............................   181,700                  9,303,040
                                                             ------------
                                                               14,011,068
                                                             ------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.5%)
Applied Biosystems Group --
  Applera Corp. ....................   147,710                  2,878,868
Baxter International, Inc. .........   115,100                  5,116,195
CIGNA Corp. ........................    16,830                  1,639,579
Healthsouth Corp.* .................   251,000                  3,210,290
Laboratory Corp. of America
  Holdings* ........................    60,300                  2,752,695
Lincare Holdings, Inc.* ............    50,900                  1,644,070
Tenet Healthcare Corp.* ............    26,900                  1,924,695
                                                             ------------
                                                               19,166,392
                                                             ------------
PHARMACEUTICALS (5.0%)
Eli Lilly & Co. ....................   126,100                  7,112,040
Pfizer, Inc. .......................   569,330                 19,926,550
                                                             ------------
                                                               27,038,590
                                                             ------------
  TOTAL HEALTH CARE ................                           60,216,050
                                                             ------------
INDUSTRIALS (9.1%)
AEROSPACE & DEFENSE (1.2%)
Northrop Grumman Corp. .............    52,600                  6,575,000
                                                             ------------
AIR FREIGHT & COURIERS (1.2%)
United Parcel Service, Inc.,
  Class B ..........................   103,400                  6,384,950
                                                             ------------
COMMERCIAL SERVICES &
  SUPPLIES (1.9%)
Automatic Data Processing, Inc......    92,660                  4,035,343
First Data Corp. ...................    89,600                  3,333,120
Sabre Holdings Corp.* ..............    81,300                  2,910,540
                                                             ------------
                                                               10,279,003
                                                             ------------
INDUSTRIAL CONGLOMERATES (1.5%)
3M Co. .............................    62,420                  7,677,660
Tyco International Ltd. ............    18,700                    252,637
                                                             ------------
                                                                7,930,297
                                                             ------------
MACHINERY (3.3%)
Danaher Corp.(caret) ...............    96,900                  6,429,315
Illinois Tool Works, Inc. ..........    91,600                  6,256,280
ITT Industries, Inc. ...............       200                     14,120
SPX Corp.* .........................    45,800                  5,381,500
                                                             ------------
                                                               18,081,215
                                                             ------------
  TOTAL INDUSTRIALS ................                           49,250,465
                                                             ------------
INFORMATION TECHNOLOGY (10.8%)
APPLICATION SOFTWARE (0.9%)
Citrix Systems, Inc.* ..............   312,300                  1,886,292
PeopleSoft, Inc.* ..................   130,600                  1,943,328


================================================================================
                                       NUMBER                     VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Rational Software Corp.* ...........   134,580               $  1,104,902
                                                             ------------
                                                                4,934,522
                                                             ------------
COMPUTER HARDWARE (1.1%)
Dell Computer Corp.* ...............   239,200                  6,252,688
                                                             ------------
INTERNET SOFTWARE & SERVICES (0.3%)
Check Point Software
  Technologies Ltd.*(caret) ........   114,100                  1,547,196
                                                             ------------
IT CONSULTING & SERVICES (0.9%)
Accenture Ltd., Class A* ...........   115,500                  2,194,500
Sungard Data Systems, Inc.* ........   104,800                  2,775,104
                                                             ------------
                                                                4,969,604
                                                             ------------
NETWORKING EQUIPMENT (1.6%)
Cisco Systems, Inc.* ...............   629,200                  8,777,340
                                                             ------------
SEMICONDUCTOR EQUIPMENT (1.0%)
Emulex Corp.*(caret) ...............   128,700                  2,897,037
Teradyne, Inc.* ....................    97,600                  2,293,600
                                                             ------------
                                                                5,190,637
                                                             ------------
SEMICONDUCTORS (3.1%)
Analog Devices, Inc.* ..............   195,860                  5,817,042
Atmel Corp.*(caret) ................   212,830                  1,332,316
Linear Technology Corp. ............   147,400                  4,632,782
Maxim Integrated Products, Inc.*.       70,000                  2,683,100
QLogic Corp.*(caret) ...............    58,359                  2,223,478
                                                             ------------
                                                               16,688,718
                                                             ------------
SYSTEMS SOFTWARE (1.5%)
Oracle Corp.* ......................   695,390                  6,585,343
VERITAS Software Corp.* ............    81,110                  1,605,167
                                                             ------------
                                                                8,190,510
                                                             ------------
TELECOMMUNICATIONS
  EQUIPMENT (0.4%)
Motorola, Inc. .....................   138,400                  1,995,728
                                                             ------------
  TOTAL INFORMATION TECHNOLOGY......                           58,546,943
                                                             ------------
MATERIALS (3.5%)
CHEMICALS (1.5%)
Air Products & Chemicals, Inc. .....    34,600                  1,746,262
Praxair, Inc. ......................    35,300                  2,011,041
Syngenta AG* .......................    76,360                  4,589,399
                                                             ------------
                                                                8,346,702
                                                             ------------
CONTAINERS & PACKAGING (0.4%)
Smurfit-Stone Container Corp.* .....   123,500                  1,904,370
                                                             ------------
METALS & MINING (0.7%)
Alcoa, Inc. ........................   118,020                  3,912,363
                                                             ------------
PAPER & FOREST PRODUCTS (0.9%)
International Paper Co. ............   107,700                  4,693,566
                                                             ------------
  TOTAL MATERIALS ..................                           18,857,001
                                                             ------------
TELECOMMUNICATION SERVICES (2.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.5%)
AT&T Corp. .........................   253,700                  2,714,590
BellSouth Corp. ....................   206,300                  6,498,450
EchoStar Communications Corp.,
  Class A*(caret) ..................   216,600                  4,020,096

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER              VALUE
                                           OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                          $ 13,233,136
                                                             ------------
  TOTAL COMMON STOCKS (96.2%)
     (Cost $575,916,545) ..........                           520,686,626
                                                             ------------
                                         PRINCIPAL
                                          AMOUNT
                                       -----------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (3.4%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 (Amortized Cost
  $18,212,262).....................    $18,212,262            18,212,262
                                                            ------------
TOTAL INVESTMENTS (99.6%)
  (Cost/Amortized Cost
     $594,128,807) ................                          538,898,888
OTHER ASSETS
  LESS LIABILITIES (0.4%) .........                            2,418,709
                                                            ------------
NET ASSETS (100%) .................                         $541,317,597
                                                            ============


----------
*          Non-income producing.
(caret)    All, or a portion of security out on loan (Note 1).

================================================================================

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $302,082,697
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   345,071,145

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ...............  $  21,832,825
Aggregate gross unrealized depreciation ...............    (77,062,744)
                                                         -------------
Net unrealized depreciation ...........................  $ (55,229,919)
                                                         =============
Federal income tax cost of investments ................  $ 594,128,807
                                                         =============

At June 30, 2002, the Portfolio had loaned securities with a total value $13,310,031 which was secured by collateral of $13,381,305.

The Portfolio has a net capital loss carryforward of $144,463,608 which expires in the year 2009.



                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                        NUMBER                   VALUE
                                       OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.0%)
APPAREL RETAIL (0.8%)
Limited Brands, Inc. ...............   145,247               $  3,093,761
TJX Cos., Inc. .....................    70,552                  1,383,525
                                                             ------------
                                                                4,477,286
                                                             ------------
AUTO COMPONENTS (0.1%)
Lear Corp.* ........................    15,879                    734,404
                                                             ------------
AUTOMOBILES (0.6%)
Ford Motor Co. .....................   146,978                  2,351,648
General Motors Corp. ...............    17,300                    924,685
                                                             ------------
                                                                3,276,333
                                                             ------------
CASINOS & GAMING (0.3%)
Harrah's Entertainment, Inc.* ......    21,579                    957,029
MGM Mirage, Inc.* ..................    21,155                    713,981
                                                             ------------
                                                                1,671,010
                                                             ------------
COMPUTER & ELECTRONICS
  RETAIL (0.2%)
RadioShack Corp. ...................    31,978                    961,259
                                                             ------------
DEPARTMENT STORES (0.9%)
Federated Department Stores,
  Inc.* ............................    58,493                  2,322,172
J.C. Penney, Inc.(caret) ...........   103,500                  2,279,070
                                                             ------------
                                                                4,601,242
                                                             ------------
HOME IMPROVEMENT RETAIL (0.0%)
Lowe's Cos., Inc. ..................     4,934                    224,004
                                                             ------------
HOTELS (0.2%)
Carnival Corp. .....................    28,323                    784,264
Royal Caribbean Cruises Ltd.
  (caret) ..........................     6,700                    130,650
Starwood Hotels & Resorts
  Worldwide, Inc. ..................    10,725                    352,745
                                                             ------------
                                                                1,267,659
                                                             ------------
HOUSEHOLD DURABLES (0.8%)
Fortune Brands, Inc. ...............    42,102                  2,357,712
Newell Rubbermaid, Inc. ............    40,835                  1,431,675
Whirlpool Corp. ....................     3,745                    244,773
                                                             ------------
                                                                4,034,160
                                                             ------------
LEISURE PRODUCTS (0.2%)
Mattel, Inc. .......................    48,565                  1,023,750
                                                             ------------
MEDIA (2.6%)
Comcast Corp., Class A* ............    28,500                    679,440
Dow Jones & Co., Inc. ..............    12,755                    617,980
Liberty Media Corp., Class A* ......   311,681                  3,116,810
McGraw-Hill Cos., Inc. .............    36,053                  2,152,364
Tribune Co. ........................    21,975                    955,912
USA Interactive* ...................    23,725                    556,351
Viacom, Inc., Class B* .............    26,961                  1,196,260
Walt Disney Co. ....................   237,898                  4,496,272
                                                             ------------
                                                               13,771,389
                                                             ------------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co.(caret) ...........    37,619                  1,097,346
                                                             ------------


================================================================================
                                       NUMBER                    VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc. ...........    12,450               $    307,515
McDonald's Corp. ...................    82,100                  2,335,745
Starbucks Corp.* ...................    32,388                    804,842
                                                             ------------
                                                                3,448,102
                                                             ------------
SPECIALTY STORES (0.4%)
Office Depot, Inc.* ................    45,841                    770,129
Staples, Inc.* .....................    68,868                  1,356,700
                                                             ------------
                                                                2,126,829
                                                             ------------
TEXTILES & APPAREL (0.1%)
Jones Apparel Group, Inc.* .........    15,800                    592,500
Nike, Inc., Class B ................     1,499                     80,421
                                                             ------------
                                                                  672,921
                                                             ------------
  TOTAL CONSUMER DISCRETIONARY .....                           43,387,694
                                                             ------------
CONSUMER STAPLES (9.9%)
BEVERAGES (3.2%)
Anheuser-Busch Cos., Inc. ..........    97,743                  4,887,150
Coca-Cola Co. ......................   184,899                 10,354,344
Coca-Cola Enterprises, Inc.
  (caret) ..........................    62,392                  1,377,616
Pepsi Bottling Group, Inc. .........     4,700                    144,760
PepsiCo, Inc. ......................     5,901                    284,428
                                                             ------------
                                                               17,048,298
                                                             ------------
DRUG RETAIL (0.1%)
Rite Aid Corp.*(caret) .............   273,500                    642,725
                                                             ------------
FOOD DISTRIBUTORS (0.1%)
SUPERVALU, Inc. ....................     4,786                    117,400
SYSCO Corp. ........................    16,780                    456,752
                                                             ------------
                                                                  574,152
                                                             ------------
FOOD PRODUCTS (3.4%)
Archer-Daniels-Midland Co. .........    49,167                    628,846
General Mills, Inc. ................     2,800                    123,424
H.J. Heinz Co. .....................    12,700                    521,970
Kellogg Co. ........................    46,390                  1,663,545
Kraft Foods, Inc., Class A .........    21,400                    876,330
Monsanto Company(caret) ............    10,076                    179,353
Philip Morris Cos., Inc. ...........   269,141                 11,756,079
R.J. Reynolds Tobacco Holdings,
  Inc. .............................     8,874                    476,978
Sara Lee Corp. .....................    84,223                  1,738,363
Smucker (J.M.) Co. .................     1,149                     39,215
Unilever N.V. (ADR) ................     8,763                    567,842
                                                             ------------
                                                               18,571,945
                                                             ------------
FOOD RETAIL (0.6%)
Albertson's, Inc. ..................    33,900                  1,032,594
Kroger Co.* ........................    27,275                    542,773
Safeway, Inc.* .....................    50,392                  1,470,942
                                                             ------------
                                                                3,046,309
                                                             ------------
HOUSEHOLD PRODUCTS (2.0%)
Clorox Co. .........................    16,330                    675,246
Colgate-Palmolive Co. ..............    31,500                  1,576,575
Kimberly-Clark Corp. ...............    54,502                  3,379,124
Procter & Gamble Co. ...............    57,487                  5,133,589
                                                             ------------
                                                               10,764,534
                                                             ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                       NUMBER                    VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc. ................      9,000              $    470,160
Gillette Co. .......................     74,691                 2,529,784
                                                             ------------
                                                                2,999,944
                                                             ------------
  TOTAL CONSUMER STAPLES ...........                           53,647,907
                                                             ------------
ENERGY (10.1%)
INTEGRATED OIL & GAS (7.9%)
ChevronTexaco Corp. ................     61,284                 5,423,634
Conoco, Inc. .......................     37,456                 1,041,277
Devon Energy Corp. .................     13,009                   641,083
Exxon Mobil Corp. ..................    489,699                20,038,483
Marathon Oil Company ...............     43,013                 1,166,513
Occidental Petroleum Corp. .........     12,205                   366,028
Phillips Petroleum Co. .............     18,419                 1,084,511
Royal Dutch Petroleum Co.
  (ADR) ............................    236,545                13,073,842
                                                             ------------
                                                               42,835,371
                                                             ------------
OIL & GAS DRILLING (0.1%)
Transocean Sedco Forex, Inc. .......     25,900                   806,785
                                                             ------------
OIL & GAS EQUIPMENT &
  SERVICES (1.2%)
BJ Services Co.* ...................      7,900                   267,652
El Paso Corp. ......................    116,200                 2,394,882
Halliburton Co. ....................    118,331                 1,886,196
Schlumberger Ltd. ..................     38,400                 1,785,600
                                                             ------------
                                                                6,334,330
                                                             ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Burlington Resources, Inc. .........     34,403                 1,307,314
EOG Resources, Inc. ................     14,441                   573,308
Unocal Corp. .......................     74,632                 2,756,906
                                                             ------------
                                                                4,637,528
                                                             ------------
  TOTAL ENERGY .....................                           54,614,014
                                                             ------------
FINANCIALS (27.0%)
BANKS (11.2%)
Bank of America Corp. ..............    156,539                11,014,084
Bank of New York Co., Inc. .........    116,570                 3,934,237
Bank One Corp. .....................    101,308                 3,898,332
Charter One Financial, Inc. ........     20,900                   718,542
Comerica, Inc. .....................     57,879                 3,553,771
Fifth Third Bancorp ................     18,400                 1,226,360
First Tennessee National Corp. .....     17,992                   689,094
FleetBoston Financial Corp. ........    113,350                 3,666,872
M&T Bank Corp.(caret) ..............     12,516                 1,073,372
Mellon Financial Corp. .............     21,600                   678,888
National City Corp. ................     49,249                 1,637,529
PNC Financial Services Group,
  Inc. .............................     11,170                   583,968
Republic Services, Inc.* ...........     24,019                   458,042
Sovereign Bancorp., Inc.(caret) ....     36,580                   546,871
SunTrust Banks, Inc. ...............     11,891                   805,259
U.S. Bancorp .......................    395,606                 9,237,400
Wachovia Corp. .....................     74,078                 2,828,298
Washington Mutual, Inc. ............    123,117                 4,568,872
Wells Fargo & Co. ..................    177,870                 8,904,172
Zions Bancorp.(caret) ..............      5,068                   264,043
                                                             ------------
                                                               60,288,006
                                                             ------------

================================================================================
                                       NUMBER                    VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (13.2%)
American Express Co. ...............     25,700              $    933,424
BB&T Corp. .........................     28,126                 1,085,664
Capital One Financial Corp. ........     20,326                 1,240,902
Citigroup, Inc. ....................    544,865                21,113,519
Fannie Mae .........................    117,979                 8,700,951
Freddie Mac ........................    100,002                 6,120,122
Goldman Sachs Group, Inc. ..........     60,362                 4,427,553
Household International, Inc. ......    101,189                 5,029,093
J.P. Morgan Chase & Co. ............    192,459                 6,528,209
Lehman Brothers Holdings, Inc. .....      4,700                   293,844
MBNA Corp. .........................     91,254                 3,017,770
Merrill Lynch & Co., Inc. ..........    109,034                 4,415,877
Morgan Stanley Dean Witter
  & Co. ............................    142,309                 6,130,672
Providian Financial Corp. ..........    109,263                   642,466
Synovus Financial Corp. ............     52,200                 1,436,544
                                                             ------------
                                                               71,116,610
                                                             ------------
INSURANCE (2.0%)
American International Group,
  Inc. .............................     15,900                 1,084,857
Berkshire Hathaway, Inc.,
  Class B* .........................        610                 1,362,740
Chubb Corp. ........................     11,000                   778,800
Hartford Financial Services
  Group, Inc. ......................     12,448                   740,283
Jefferson-Pilot Corp. ..............      4,948                   232,556
John Hancock Financial Services.....      2,557                    90,006
Loews Corp. ........................        965                    51,135
Metlife, Inc. ......................     28,400                   817,920
MGIC Investment Corp. ..............     20,878                 1,415,529
Principal Financial Group* .........     16,388                   508,028
Torchmark Corp. ....................      9,443                   360,723
Travelers Property Casualty
  Corp., Class A*(caret) ...........     47,100                   833,670
UnumProvident Corp. ................     30,914                   786,761
XL Capital Ltd., Class A ...........     20,700                 1,753,290
                                                             ------------
                                                               10,816,298
                                                             ------------
INVESTMENT COMPANIES (0.0%)
Stilwell Financial, Inc. ...........     15,410                   280,462
                                                             ------------
REAL ESTATE (0.6%)
Boston Properties, Inc. ............      7,900                   315,605
Equity Office Properties Trust .....     90,369                 2,720,107
                                                             ------------
                                                                3,035,712
                                                             ------------
  TOTAL FINANCIALS .................                          145,537,088
                                                             ------------
HEALTH CARE (12.3%)
BIOTECHNOLOGY (0.7%)
Wyeth ..............................     75,668                 3,874,202
                                                             ------------
HEALTH CARE EQUIPMENT &
  SERVICES (2.5%)
Becton, Dickinson & Co. ............     10,572                   364,205
Cardinal Health, Inc. ..............     30,091                 1,847,888
CIGNA Corp. ........................     34,515                 3,362,451
HCA, Inc.(caret) ...................     49,277                 2,340,658
Healthsouth Corp.* .................     20,726                   265,086
McKesson HBOC, Inc. ................        769                    25,146
Quest Diagnostics, Inc.*(caret) ....     14,279                 1,228,708
Service Corp. International*
  (caret) ..........................    239,600                 1,157,268

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                        NUMBER                   VALUE
                                      OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
United Health Group, Inc. .........    22,442               $  2,054,565
Wellpoint Health Networks, Inc.*...    10,494                    816,538
                                                            ------------
                                                              13,462,513
                                                            ------------
PHARMACEUTICALS (9.1%)
Abbott Laboratories ...............   113,789                  4,284,156
Bristol-Myers Squibb Co. ..........   200,461                  5,151,848
Eli Lilly & Co . ..................    75,268                  4,245,115
King Pharmaceuticals, Inc.* .......    12,279                    273,208
Merck & Co., Inc. .................   251,053                 12,713,324
Pfizer, Inc. ......................   375,400                 13,139,000
Pharmacia Corp. ...................    64,807                  2,427,022
Schering-Plough Corp. .............   263,592                  6,484,363
                                                            ------------
                                                              48,718,036
                                                            ------------
  TOTAL HEALTH CARE ...............                           66,054,751
                                                            ------------
INDUSTRIALS (10.6%)
AEROSPACE & DEFENSE (2.8%)
Boeing Co. ........................   104,368                  4,696,560
Goodrich Corp. ....................    18,543                    506,595
Honeywell International, Inc. .....    77,620                  2,734,552
Lockheed Martin Corp. .............    39,338                  2,733,991
Rockwell Collins, Inc. ............    49,500                  1,357,290
United Technologies Corp. .........    46,922                  3,186,004
                                                            ------------
                                                              15,214,992
                                                            ------------
AIR FREIGHT & COURIERS (0.1%)
United Parcel Service, Inc.,
  Class B .........................     3,569                    220,386
                                                            ------------
AIRLINES (0.1%)
Southwest Airlines Co. ............    32,800                    530,048
                                                            ------------
BUILDING PRODUCTS (0.0%)
EnPro Industries, Inc.*(caret) ....     3,708                     19,467
                                                            ------------
COMMERCIAL SERVICES &
  SUPPLIES (1.4%)
Avery Dennison Corp. ..............    16,800                  1,054,200
Cendant Corp.* ....................    79,921                  1,269,146
Cintas Corp.(caret) ...............     5,458                    269,789
Convergys Corp.* ..................    16,048                    312,615
Pitney Bowes, Inc. ................     9,977                    396,286
Sabre Holdings Corp.* .............    29,785                  1,066,303
Waste Management, Inc. ............   129,113                  3,363,394
                                                            ------------
                                                               7,731,733
                                                            ------------
ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co. ..............    48,909                  2,617,121
Rockwell International Corp. ......    11,652                    232,807
                                                            ------------
                                                               2,849,928
                                                            ------------
INDUSTRIAL CONGLOMERATES (3.8%)
3M Co. ............................    16,605                  2,042,415
General Electric Co. ..............   422,486                 12,273,218
Textron, Inc. .....................     2,842                    133,290
Tyco International Ltd.(caret) ....   433,989                  5,863,191
                                                            ------------
                                                              20,312,114
                                                            ------------
MACHINERY (0.9%)
Dover Corp. .......................    17,287                    605,045
Illinois Tool Works, Inc. .........    23,467                  1,602,796
Ingersoll-Rand Co., Class A .......    34,800                  1,588,968
Parker-Hannifin Corp. .............    23,700                  1,132,623
                                                            ------------
                                                               4,929,432
                                                            ------------


================================================================================
                                       NUMBER                    VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
RAILROADS (1.0%)
Burlington Northern Santa Fe
  Corp. ...........................    70,000               $  2,100,000
CSX Corp. .........................     5,714                    200,275
Norfolk Southern Corp. ............    50,350                  1,177,183
Union Pacific Corp. ...............    32,849                  2,078,685
                                                            ------------
                                                               5,556,143
                                                            ------------
  TOTAL INDUSTRIALS ...............                           57,364,243
                                                            ------------
INFORMATION TECHNOLOGY (7.3%)
APPLICATION SOFTWARE (0.0%)
Symantec Corp.* ...................     3,520                    115,632
                                                            ------------
COMPUTER HARDWARE (4.0%)
Dell Computer Corp.* ..............    42,539                  1,111,969
Hewlett-Packard Co. ...............   668,960                 10,221,709
International Business Machines
  Corp. ...........................   130,391                  9,388,152
Sun Microsystems, Inc.* ...........   182,400                    913,824
                                                            ------------
                                                              21,635,654
                                                            ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.0%)
Ace Ltd. ..........................    75,937                  2,399,609
Agilent Technologies, Inc.* .......    17,400                    411,510
Flextronics International Ltd.*
  (caret)..........................    16,134                    115,036
Solectron Corp.* ..................   438,449                  2,696,461
                                                            ------------
                                                               5,622,616
                                                            ------------
IT CONSULTING & SERVICES (0.3%)
Electronic Data Systems Corp. .....    16,116                    598,709
NCR Corp.* ........................    17,243                    596,608
Sungard Data Systems, Inc.* .......     4,798                    127,051
                                                            ------------
                                                               1,322,368
                                                            ------------
OFFICE ELECTRONICS (0.2%)
Xerox Corp.(caret) ................   151,320                  1,054,700
                                                            ------------
SEMICONDUCTORS (0.2%)
Conexant Systems, Inc.* ...........    14,484                     23,464
Cypress Semiconductor Corp.* ......    22,981                    348,852
LSI Logic Corp.* ..................   103,082                    901,967
Skyworks Solutions, Inc. ..........     5,084                     28,216
                                                            ------------
                                                               1,302,499
                                                            ------------
SYSTEMS SOFTWARE (1.2%)
BMC Software, Inc.* ...............   110,420                  1,832,972
Computer Associates
  International, Inc. .............   283,847                  4,510,329
Compuware Corp.* ..................    11,312                     68,664
                                                            ------------
                                                               6,411,965
                                                            ------------
TELECOMMUNICATIONS
  EQUIPMENT (0.4%)
Amdocs Ltd.*(caret) ...............    32,548                    245,738
Motorola, Inc. ....................   126,900                  1,829,898
                                                            ------------
                                                               2,075,636
                                                            ------------
  TOTAL INFORMATION TECHNOLOGY.....                           39,541,070
                                                            ------------
MATERIALS (3.3%)
CHEMICALS (1.8%)
Dow Chemical Co. ..................    60,300                  2,073,114
Du Pont (E.I.) de Nemours
  & Co. ...........................    93,080                  4,132,752
Eastman Chemical Co. ..............    30,154                  1,414,223

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                                     NUMBER            VALUE
                                                    OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Hercules, Inc.*(caret) ........................      15,792        $    183,187
PPG Industries, Inc. ..........................      24,139           1,494,204
Rohm & Haas Co. ...............................       4,400             178,156
                                                                   ------------
                                                                      9,475,636
                                                                   ------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co. ..........................       1,933              84,665
                                                                   ------------
CONTAINERS & PACKAGING (0.2%)
Owens-Illinois, Inc.* .........................       8,800             120,912
Sealed Air Corp.* .............................       6,702             269,890
Smurfit-Stone Container Corp.*(caret)..........      37,605             579,869
                                                                   ------------
                                                                        970,671
                                                                   ------------
METALS & MINING (0.5%)
Alcoa, Inc. ...................................      45,040           1,493,076
Arch Coal, Inc. ...............................      12,439             282,490
Barrick Gold Corp. ............................      19,447             369,298
Freeport-McMoran Copper &
  Gold, Inc., Class B*(caret) .................      14,000             249,900
Peabody Energy Corp.(caret) ...................       5,523             156,301
Phelps Dodge Corp. ............................       4,100             168,920
                                                                   ------------
                                                                      2,719,985
                                                                   ------------
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Corp.(caret) ....................      11,800             407,454
Georgia-Pacific Corp. .........................      30,522             750,231
Weyerhaeuser Co. ..............................      51,803           3,307,621
                                                                   ------------
                                                                      4,465,306
                                                                   ------------
  TOTAL MATERIALS .............................                      17,716,263
                                                                   ------------
TELECOMMUNICATION SERVICES (4.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (4.2%)
AT&T Corp. ....................................     196,897           2,106,798
BellSouth Corp. ...............................     167,605           5,279,557
Qwest Communications
  International, Inc.(caret) ..................      74,091             207,455
SBC Communications, Inc. ......................     295,634           9,016,837
Sprint Corp. (Fon Group) ......................     207,593           2,202,562
Verizon Communications, Inc. ..................      92,114           3,698,377
                                                                   ------------
                                                                     22,511,586
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
AT&T Wireless Services, Inc.*(caret)...........     350,859           2,052,525
                                                                   ------------
  TOTAL TELECOMMUNICATION
     SERVICES .................................                      24,564,111
                                                                   ------------
UTILITIES (5.1%)
ELECTRIC UTILITIES (4.6%)
AES Corp.*(caret) .............................      26,940             146,015
Allegheny Energy, Inc. ........................       3,400              87,550
American Electric Power Co. ...................      40,089           1,604,362
Dominion Resources, Inc. ......................      12,000             794,400
Duke Energy Corp. .............................     137,880           4,288,068
Edison International* .........................     114,060           1,939,020
Entergy Corp. .................................      40,700           1,727,308
Exelon Corp. ..................................      47,203           2,468,717
FirstEnergy Corp. .............................      38,140           1,273,113
FPL Group, Inc. ...............................      22,400           1,343,776
Mirant Corp.* .................................      17,381             126,881
PG&E Corp.* ...................................      84,757           1,516,303
PPL Corp. .....................................      13,169             435,630


================================================================================
                                          NUMBER                   VALUE
                                         OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Progress Energy, Inc. ...............      60,165              $  3,129,182
Public Service Enterprise
  Group, Inc. .......................      19,000                   822,700
Reliant Energy, Inc. ................      82,785                 1,399,066
TXU Corp. ...........................      28,482                 1,468,247
                                                               ------------
                                                                 24,570,338
                                                               ------------
GAS UTILITIES (0.3%)
NiSource, Inc.(caret) ...............      54,700                 1,194,101
Sempra Energy(caret) ................      20,673                   457,494
                                                               ------------
                                                                  1,651,595
                                                               ------------
MULTI--UTILITIES (0.2%)
Dynegy, Inc., Class A ...............     171,267                 1,233,122
Williams Cos., Inc. .................       4,703                    28,171
                                                               ------------
                                                                  1,261,293
                                                               ------------
  TOTAL UTILITIES ...................                            27,483,226
                                                               ------------
TOTAL COMMON STOCKS (98.2%)
  (Cost $603,082,940)................                           529,910,367
                                                               ------------
CONVERTIBLE PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.4%)
AUTOMOBILES (0.4%)
Ford Motor Co. Capital
  Trust II* .........................      19,930                 1,121,062
General Motors Corp. ................      34,600                   908,942
                                                               ------------
  TOTAL CONSUMER DISCRETIONARY.......                             2,030,004
                                                               ------------
INFORMATION TECHNOLOGY (0.1%)
OFFICE ELECTRONICS (0.1%)
Xerox Corp.*(i) .....................      12,400                   644,800
                                                               ------------
MATERIALS (0.0%)
CHEMICALS (0.0%)
Hercules Trust II* ..................       3,500                   182,547
                                                               ------------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (0.5%)
  (Cost $2,771,270)..................                             2,857,351
                                                               ------------
                                        PRINCIPAL
                                         AMOUNT
                                         -------
CONVERTIBLE BONDS:
FINANCIALS (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
Providian Financial Corp.
  3.25%, 8/15/05 ....................   $130,000                     90,506
                                                               ------------
INDUSTRIALS (0.1%)
COMMERCIAL SERVICES &
  SUPPLIES (0.1%)
Service Corp. International
  6.75%, 6/22/08 ....................    595,000                    586,075
                                                               ------------
INFORMATION TECHNOLOGY (0.1%)
OFFICE ELECTRONICS (0.1%)
Xerox Corp.
  7.22%, 4/21/18 ....................    250,000                    148,750
                                                               ------------
SYSTEMS SOFTWARE (0.0%)
Computer Associates, Inc.
  5.00%, 3/15/07(i) .................     34,000                     33,958
                                                               ------------
  TOTAL INFORMATION TECHNOLOGY.......                               182,708
                                                               ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                           PRINCIPAL         VALUE
                                             AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS (0.1%)
METALS & MINING (0.1%)
Freeport-McMoran Copper &
  Gold, Inc. 8.25%, 1/31/06(i) ........    $274,000      $    411,342
                                                         ------------
TOTAL CONVERTIBLE BONDS (0.3%)
 (Cost $1,090,492).....................                     1,270,631
                                                         ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost: $751) ..............         751               751
                                                         ------------
TOTAL INVESTMENTS (99.0%)
 (Cost/Amortized Cost
  $606,945,453)........................                   534,039,100
OTHER ASSETS AND
  LIABILITIES (1.0%) ..................                     5,411,815
                                                         ------------
NET ASSETS (100%) .....................                  $539,450,915
                                                         ============


----------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (Note 1).

(i)        Illiquid security.

           Glossary:
           ADR--American Depositary Receipt


================================================================================

Investment security transactions for the six months ending June 30, 2002, were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $153,593,019
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     133,818,802

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..............    $   27,706,685
Aggregate gross unrealized depreciation ..............      (100,613,038)
                                                          --------------
Net unrealized depreciation ..........................    $  (72,906,353)
                                                          ==============
Federal income tax cost of investments ...............    $  606,945,453
                                                          ==============

At June 30, 2002, the Portfolio had loaned securities with a total value $18,594,534 which was secured by collateral of $18,673,940.

The Portfolio has a net capital loss carryforward of $18,956,669 which expires in the year 2008.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                      NUMBER                     VALUE
                                     OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA & NEW ZEALAND (2.1%)
AUSTRALIA (2.1%)
BHP Billiton Ltd. ..................   497,755                $2,878,230
Brambles Industries Ltd. ...........   232,400                 1,231,632
News Corp., Ltd. (ADR) .............   219,365                 5,030,040
Rio Tinto Ltd. .....................    82,870                 1,559,459
                                                              ----------
  TOTAL AUSTRALIA &
     NEW ZEALAND ...................                          10,699,361
                                                              ----------
CANADA (2.2%)
Abitibi-Consolidated, Inc. .........   171,900                 1,584,613
Canadian National Railway Co. ......    43,100                 2,268,212
Sun Life Financial Services of
  Canada, Inc.(caret) ..............   170,755                 3,696,005
Suncor Energy, Inc.(caret) .........   114,276                 1,998,647
Toronto Dominion Bank ..............    60,372                 1,425,842
                                                              ----------
  TOTAL CANADA .....................                          10,973,319
                                                              ----------
JAPAN (14.3%)
Acom Co., Ltd.(i) ..................    34,700                 2,371,041
Advantest Corp. ....................     7,400                   460,571
Asatsu-DK, Inc. ....................    23,000                   500,834
Canon, Inc. ........................   142,000                 5,366,761
East Japan Railway Co. .............        94                   439,963
Fast Retailing Co., Ltd. ...........     4,900                   106,291
Fuji Photo Film Co., Ltd. ..........   104,000                 3,357,918
Fuji Television Network, Inc. ......       279                 1,613,107
Fujitsu Ltd. .......................       300                     2,092
Honda Motor Co., Ltd.(caret) .......   113,000                 4,581,845
Japan Tobacco, Inc. ................        11                    73,786
Kao Corp. ..........................   108,000                 2,486,901
Matsushita Electric Works Ltd. .....   160,000                 1,148,006
Nikko Securities Co., Ltd. .........   514,000                 2,594,444
Nintendo Ltd. ......................    17,300                 2,547,514
Nippon Television Network Corp.          3,560                   794,213
NTT DoCoMo, Inc.(i) ................     6,445                15,862,465
Olympus Optical Co., Ltd.(caret) ...    75,000                 1,047,472
Orix Corp.(i) ......................    24,300                 1,960,462
Rohm Co., Ltd. .....................    10,800                 1,611,981
Sankyo Co. .........................    83,100                 1,130,093
Sharp Corp. ........................       200                     2,540
Shionogi & Co., Ltd. ...............    84,000                 1,071,550
Sony Corp. .........................   114,000                 6,020,524
Sumitomo Corp. .....................       800                     4,846
Tokyo Gas Co., Ltd.(caret) .........   837,000                 2,325,388
Toyota Motor Corp. .................   506,700                13,443,234
                                                              ----------
  TOTAL JAPAN ......................                          72,925,842
                                                              ----------
LATIN AMERICA (3.5%)
BRAZIL (1.8%)
Banco Bradesco S.A. (ADR)(caret) ....   44,900                   886,775
Banco Itau S.A. (ADR)(caret) ........   32,400                   907,200
Companhia de Bebidas das
  Americas (ADR)(caret) .............   90,997                 1,414,094
Companhia Vale do Rio Doce
  (ADR)* ...........................    34,100                   943,547
Companhia Vale do Rio Doce,
  Class A (ADR)(caret) ..............   36,100                   936,795


================================================================================
                                       NUMBER                    VALUE
                                      OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Petroleo Brasilerio Petrobyes
  S.A. (ADR) .......................   175,219                $3,304,630
Unibanco Unio de Bancos
  Brasileiros S.A. (GDR) ...........    48,400                   798,600
                                                              ----------
                                                               9,191,641
                                                              ----------
MEXICO (1.7%)
Cemex S.A. (ADR) ...................    91,000                 2,398,760
Fomento Economico Mexicano
  S.A. (ADR) .......................    31,400                 1,231,508
Grupo Financiero BBVA
  Bancomer S.A., Class O* ..........   201,600                   164,807
Grupo Televisa S.A. (ADR)* .........    43,078                 1,610,255
Telefonos de Mexico S.A.,
  Class L (ADR) ....................    98,430                 3,157,635
                                                              ----------
                                                               8,562,965
                                                              ----------
  TOTAL LATIN AMERICA ..............                          17,754,606
                                                              ----------
OTHER EUROPEAN COUNTRIES (36.6%)
BELGIUM (0.2%)
Dexia ..............................    74,680                 1,151,294
                                                              ----------
FRANCE (13.2%)
Accor S.A.(caret) ..................    55,555                 2,253,342
BNP Paribas(caret) .................   113,156                 6,258,134
Bouygues S.A. ......................   118,211                 3,302,707
Groupe Danone ......................    13,083                 1,798,564
Havas Advertising(caret) ...........   189,063                 1,163,252
Lafarge S.A.(caret) ................    46,074                 4,595,751
Peugeot S.A. .......................    28,160                 1,461,452
Sanofi-Synthelabo S.A. .............   198,996                12,106,101
Societe Generale, Class A(caret) ...    82,526                 5,436,206
Societe Television Francaise(caret)     73,603                 1,970,626
TotalFinaElf S.A.* .................   153,400                24,906,139
Vivendi Environnement ..............    56,460                 1,742,489
                                                              ----------
                                                              66,994,763
                                                              ----------
GERMANY (6.3%)
Allianz AG .........................    21,409                 4,287,890
BASF AG(caret) .....................   140,373                 6,508,762
Bayerische Hypo-und
  Vereinsbank AG(caret) ............    22,462                   729,833
Bayerische Motoren Werke
  (BMW) AG .........................   135,155                 5,572,728
Deutsche Post AG(caret)(i) .........   179,083                 2,272,672
Metro AG(caret) ....................    81,681                 2,500,702
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered)
  (caret).......................        42,822                10,128,653
                                                              ----------
                                                              32,001,240
                                                              ----------
IRELAND (1.7%)
Allied Irish Banks plc .............   253,223                 3,336,093
Bank of Ireland ....................    89,900                 1,116,914
CRH plc ............................   262,020                 4,386,149
                                                              ----------
                                                               8,839,156
                                                              ----------
ITALY (1.2%)
Mediaset S.p.A. ....................    64,100                   496,311
San Paolo IMI S.p.A.(caret) ........   427,991                 4,294,450
Telecom Italia S.p.A. (RNC)(caret) .   196,800                 1,043,707
                                                              ----------
                                                               5,834,468
                                                              ----------

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                               NUMBER              VALUE
                                             OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
NETHERLANDS (5.4%)
Akzo Nobel N.V. ......................        81,502            $ 3,548,850
Gucci Group N.V. .....................        42,123              3,985,257
ING Groep N.V. .......................       668,973             17,177,548
TNT Post Group N.V. ..................       126,383              2,854,526
                                                                -----------
                                                                 27,566,181
                                                                -----------
PORTUGAL (0.3%)
Portugal Telecom, SGPS, S.A.
  (Registered) .......................       189,526              1,338,302
                                                                -----------
SPAIN (0.8%)
Altadis S.A. .........................        70,730              1,459,920
Iberdrola S.A.(caret) ................       188,800              2,750,257
                                                                -----------
                                                                  4,210,177
                                                                -----------
SWITZERLAND (7.5%)
ABB AG Ltd.* .........................       343,100              3,054,542
CIBA Specialty Chemicals(caret) ......        45,788              3,668,762
Compagnie Financiere
  Reichemont AG, Class A .............       199,170              4,529,937
Holcim Ltd., Class B .................        15,092              3,462,956
Julius Baer Holding Ltd. .............         7,510              2,157,176
Nestle S.A. (Registered) .............        44,310             10,330,962
Novartis AG (Registered) .............       164,203              7,221,048
Swatch Group AG ......................        37,280                705,121
Swatch Group AG, Class B .............        17,730              1,578,462
Syngenta AG ..........................           230                 13,824
Synthes-Stratec, Inc. ................         1,806              1,104,253
UBS AG ...............................         8,130                408,876
                                                                -----------
                                                                 38,235,919
                                                                -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .......................                          186,171,500
                                                                -----------
SCANDIVAVIA (5.2%)
DENMARK (1.2%)
Danske Bank ..........................       256,902              4,730,311
TDC A/S ..............................        44,175              1,221,553
                                                                -----------
                                                                  5,951,864
                                                                -----------
FINLAND (1.0%)
Nokia OYJ ............................        75,100              1,099,176
Stora Enso OYJ .......................       186,039              2,607,148
TietoEnator OYJ(i) ...................        50,600              1,249,309
                                                                -----------
                                                                  4,955,633
                                                                -----------
SWEDEN (3.0%)
Investor AB Class B(caret) ...........       552,689              4,841,028
Nordea AB ............................       263,422              1,433,121
Sandvik AB ...........................        96,727              2,415,412
Securitas AB, Class B ................        82,176              1,689,926
Svenska Hadelsbanken AB,
  Class A(caret) .....................       200,944              3,071,936
Telefonaktiebolaget LM Ericsson
  AB, Class B*(caret) ................     1,361,563              2,059,271
                                                                -----------
                                                                 15,510,694
                                                                -----------
  TOTAL SCANDINAVIA ..................                           26,418,191
                                                                -----------
SOUTHEAST ASIA (9.1%)
HONG KONG (1.5%)
Cheung Kong (Holdings) Ltd. ..........       560,400              4,670,000
Hong Kong & China Gas
  Co., Ltd. ..........................       589,820                782,646


================================================================================
                                            NUMBER                 VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Hong Kong Electric
  Holdings Ltd. ......................     616,000              $ 2,302,102
                                                                -----------
                                                                  7,754,748
                                                                -----------
KOREA (6.3%)
Kookmin Bank (ADR)(caret) ............      21,300                1,046,895
Korea Electric Power Corp.
  (ADR)(caret) .......................     334,500                3,502,215
Korea Tobacco & Ginseng Corp.
  (GDR)(i)(caret) ....................      39,900                  258,951
KT Corp. (ADR)(caret) ................     268,700                5,817,355
Posco (ADR) ..........................      84,357                2,300,416
Samsung Electronics Co., Ltd.
  (Foreign) ..........................      58,142               15,900,846
SK Telecom Co., Ltd. .................       7,530                1,686,895
SK Telecom Co., Ltd. (ADR) ...........      60,600                1,502,274
                                                                -----------
                                                                 32,015,847
                                                                -----------
SINGAPORE (1.2%)
DBS Group Holdings Ltd. ..............     188,031                1,319,665
Oversea-Chinese Banking Corp..........     310,095                2,053,493
Singapore Press Holdings Ltd. ........     118,000                1,329,070
United Overseas Bank Ltd. ............     185,000                1,329,805
                                                                -----------
                                                                  6,032,033
                                                                -----------
TAIWAN (0.1%)
United Microelectronics* .............     432,000                  518,504
                                                                -----------
  TOTAL SOUTHEAST ASIA ...............                           46,321,132
                                                                -----------
SOUTHERN CENTRAL ASIA (0.5%)
INDIA (0.1%)
Infosys Technologies Ltd. ............       8,600                  578,185
                                                                -----------
ISRAEL (0.4%)
Teva Pharmaceutical Industries
  Ltd. (ADR) .........................      27,700                1,849,806
                                                                -----------
  TOTAL SOUTHERN CENTRAL ASIA ........                            2,427,991
                                                                -----------
AFRICA (0.7%)
SOUTH AFRICA (0.7%)
SAB Miller plc(i) ....................     491,560                3,847,571
                                                                -----------
UNITED KINGDOM (19.3%)
Abbey National plc ...................     153,038                1,800,886
AstraZeneca plc ......................     437,447               18,110,268
BAE SYSTEMS plc ......................     325,781                1,663,567
Barclays Bank plc ....................      69,500                  584,781
Billiton plc .........................     324,100                1,766,139
BOC Group plc ........................      64,037                  994,660
Brambles Industries plc ..............     278,600                1,393,977
British American Tobacco plc .........     119,800                1,287,406
British Sky Broadcasting plc*(i) .....      68,200                  653,890
Cadbury Schweppes plc ................     349,800                2,620,674
Compass Group plc ....................     483,902                2,935,690
Diageo plc ...........................     308,500                4,006,494
Dixons Group plc .....................     595,600                1,736,304
GlaxoSmithKline plc ..................     572,515               12,374,646
Hilton Group plc .....................     293,400                1,020,800
HSBC Holdings plc ....................     131,826                1,516,108
Reed International plc ...............      34,000                  323,136
Rio Tinto plc ........................      56,576                1,037,451
Scottish Power plc ...................     603,246                3,243,629

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER            VALUE
                                        OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Shell Transport & Trading Co. plc.      1,847,945     $ 13,943,247
Smiths Group plc ..................       171,944        2,233,039
Tesco plc .........................     1,390,667        5,055,699
United Business Media plc .........       234,081        1,552,119
Vodafone Group plc ................     8,777,195       12,041,149
WPP Group plc .....................       522,044        4,408,456
                                                      ------------
  TOTAL UNITED KINGDOM ............                     98,304,215
                                                      ------------
TOTAL COMMON STOCKS (93.5%)
  (Cost $517,571,609) .............                    475,843,728
                                                      ------------
                                        PRINCIPAL
                                         AMOUNT
                                        ---------
SHORT-TERM DEBT SECURITIES: (0.0%)
TIME DEPOSIT (0.0%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $9,789)..........    $    9,789            9,789
                                                      ------------
TOTAL INVESTMENTS (93.5%)
(Cost/Amortized Cost
  $517,581,398)....................                    475,853,517
OTHER ASSETS LESS
  LIABILITIES (6.5%) ..............                     32,870,049
                                                      ------------
NET ASSETS (100%) .................                   $508,723,566
                                                      ============


----------
*          Non-income producing.

(caret)    All, or a portion of security, out on loan (Note 1).

(i)        Illiquid security.

           Glossary:
           ADR--American Depositary Receipt
           GDR--Global Depositary Receipt
           RNC--Risparmio Non-Convertible Savings Shares


================================================================================

MARKET SECTOR DIVERSIFIED
As a percentage of Total Equity Investments


Consumer Discretionary ...............       14.8%
Consumer Staples .....................        9.0
Energy ...............................        9.3
Financials ...........................       21.2
Heath Care ...........................       11.8
Industrials ..........................        6.3
Information Technology ...............        6.1
Materials ............................        8.8
Telecommunications Services ..........        9.2
Utilities ............................        3.5
                                            -----
                                            100.0%
                                            =====


================================================================================

Investment security transactions for the six months ending June 30, 2002, were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .............  $ 284,062,829
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .............     85,155,409

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ....................   $  21,795,337
Aggregate gross unrealized depreciation ....................     (63,523,218)
                                                               -------------
Net unrealized depreciation ................................   $ (41,727,881)
                                                               =============
Federal income tax cost of investments .....................   $ 517,581,398
                                                               =============


At June 30, 2002, the Portfolio had loaned securities with a total value $50,312,033 which was secured by collateral of $50,934,329.

The Portfolio has a net capital loss carryforward of $37,558,720 which expires in the year 2009.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)
================================================================================
                                         NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.4%)
APPAREL RETAIL (1.0%)
Coach, Inc.* ......................        900              $      49,410
Columbia Sportswear Co.*(caret) ...      4,800                    153,595
Limited Brands, Inc. ..............     39,400                    839,220
TJX Cos., Inc. ....................     67,841                  1,330,362
                                                            -------------
                                                                2,372,587
                                                            -------------
AUTO COMPONENTS (0.9%)
AutoZone, Inc.* ...................      6,311                    487,840
Dana Corp. ........................     10,400                    192,712
Delphi Automotive Systems
  Corp. ...........................     13,300                    175,560
Goodyear Tire & Rubber Co. ........      4,800                     89,808
Johnson Controls, Inc. ............      6,000                    489,660
Lear Corp.* .......................     13,329                    616,466
                                                            -------------
                                                                2,052,046
                                                            -------------
AUTOMOBILES (0.4%)
Ford Motor Co. ....................      9,200                    147,200
General Motors Corp. ..............     15,500                    828,475
                                                            -------------
                                                                  975,675
                                                            -------------
CASINOS & GAMING (0.5%)
Harrah's Entertainment, Inc.* .....     22,300                    989,005
MGM Mirage, Inc.* .................      1,800                     60,750
Park Place Entertainment Corp.* ...     23,300                    238,825
                                                            -------------
                                                                1,288,580
                                                            -------------
COMPUTER & ELECTRONICS RETAIL (0.7%)
Best Buy Co., Inc.* ...............     17,800                    646,140
CDW Computer Centers, Inc.*(caret)       3,400                    159,154
Circuit City Stores - Circuit City
  Group ...........................     11,500                    215,625
RadioShack Corp. ..................     17,512                    526,411
                                                            -------------
                                                                1,547,330
                                                            -------------
DEPARTMENT STORES (0.7%)
Federated Department Stores,
  Inc.* ...........................     15,300                    607,410
Kohl's Corp.* .....................     12,400                    868,992
Saks, Inc.* .......................      4,500                     57,780
                                                            -------------
                                                                1,534,182
                                                            -------------
GENERAL MERCHANDISE STORES (4.1%)
99 Cents Only Stores* .............      7,200                    184,680
Big Lots, Inc. ....................      9,100                    179,088
Dollar Tree Stores, Inc.* .........      3,200                    126,112
Family Dollar Stores, Inc. ........     12,100                    426,525
Target Corp. ......................     32,600                  1,242,060
Wal-Mart Stores, Inc. .............    136,200                  7,492,362
                                                            -------------
                                                                9,650,827
                                                            -------------
HOME IMPROVEMENT RETAIL (2.5%)
Home Depot, Inc. ..................     52,200                  1,917,306
Lowe's Cos., Inc. .................     89,400                  4,058,760
                                                            -------------
                                                                5,976,066
                                                            -------------
HOTELS (0.4%)
Four Seasons Hotels, Inc.(caret) ..      3,400                    159,460
Mandalay Resort Group* ............      1,600                     44,112


================================================================================
                                        NUMBER                   VALUE
                                      OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
Marriot International, Inc.,
  Class A .........................     8,480               $     322,664
Royal Caribbean Cruises Ltd.
  (caret) .........................    13,954                     272,103
Starwood Hotels & Resorts
  Worldwide, Inc. .................     5,500                     180,895
                                                            -------------
                                                                  979,234
                                                            -------------
HOUSEHOLD DURABLES (0.3%)
Fortune Brands, Inc. ..............     3,300                     184,800
Maytag Corp. ......................     6,200                     264,430
Newell Rubbermaid, Inc. ...........     6,160                     215,970
Whirlpool Corp. ...................     1,800                     117,648
                                                            -------------
                                                                  782,848
                                                            -------------
INTERNET RETAIL (0.1%)
Expedia, Inc., Class A*(caret) ....     1,900                     112,651
Hotels.com, Class A* ..............     3,400                     143,582
                                                            -------------
                                                                  256,233
                                                            -------------
LEISURE FACILITIES (0.1%)
International Game Technology*          5,551                     314,742
                                                            -------------
LEISURE PRODUCTS (0.3%)
Mattel, Inc. ......................    38,400                     809,472
                                                            -------------
MEDIA (2.9%)
AOL Time Warner, Inc.* ............    51,800                     761,978
Clear Channel Communications,
  Inc.* ...........................    14,900                     477,098
Comcast Corp., Class A* ...........    29,000                     691,360
Cox Radio, Inc., Class A* .........     5,700                     137,370
Fox Entertainment Group, Inc.,
  Class A* ........................    18,300                     398,025
Interpublic Group Cos., Inc. ......     6,949                     172,057
Lamar Advertising Co.*(caret) .....     8,900                     331,169
Omnicom Group, Inc. ...............     2,400                     109,920
USA Interactive*(caret) ...........     7,400                     173,530
Viacom, Inc., Class B* ............    77,700                   3,447,549
Walt Disney Co. ...................     5,300                     100,170
                                                            -------------
                                                                6,800,226
                                                            -------------
RESTAURANTS (1.3%)
Darden Restaurants, Inc. ..........     4,300                     106,210
Krispy Kreme Doughnuts, Inc.*
  (caret) .........................     7,300                     234,987
Starbucks Corp.* ..................    74,107                   1,841,559
Wendy's International, Inc. .......     5,970                     237,785
Yum! Brands, Inc.* ................    22,595                     660,904
                                                            -------------
                                                                3,081,445
                                                            -------------
SPECIALTY STORES (0.9%)
Bed Bath & Beyond, Inc.* ..........    12,600                     475,524
Michaels Stores, Inc.* ............     4,200                     163,800
Office Depot, Inc.* ...............    22,400                     376,320
Staples, Inc.* ....................    22,800                     449,160
Tiffany & Co. .....................     5,200                     183,040
Williams-Sonoma, Inc.* ............    13,800                     423,108
                                                            -------------
                                                                2,070,952
                                                            -------------
TEXTILES & APPAREL (0.3%)
Jones Apparel Group, Inc.* ........     3,700                     138,750
Reebok International Ltd.* ........    21,000                     619,500
                                                            -------------
                                                                  758,250
                                                            -------------
  TOTAL CONSUMER DISCRETIONARY.....                            41,250,695
                                                            -------------


                                      150
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EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER STAPLES (9.1%)
BEVERAGES (4.1%)
Adolph Coors Co., Class B ..........        600              $      37,380
Anheuser-Busch Cos., Inc. ..........     46,100                  2,305,000
Coca-Cola Co. ......................     47,700                  2,671,200
Coca-Cola Enterprises, Inc. ........     18,400                    406,272
Pepsi Bottling Group, Inc. .........     37,412                  1,152,290
PepsiCo, Inc. ......................     67,100                  3,234,220
                                                             -------------
                                                                 9,806,362
                                                             -------------
DRUG RETAIL (0.4%)
Walgreen Co. .......................     23,100                    892,353
                                                             -------------
FOOD DISTRIBUTORS (0.2%)
SUPERVALU, Inc. ....................      3,900                     95,667
SYSCO Corp. ........................     13,157                    358,133
                                                             -------------
                                                                   453,800
                                                             -------------
FOOD PRODUCTS (2.6%)
Kraft Foods, Inc., Class A .........     40,800                  1,670,760
Philip Morris Cos., Inc. ...........    100,200                  4,376,736
R.J. Reynolds Tobacco Holdings,
  Inc. .............................        800                     43,000
                                                             -------------
                                                                 6,090,496
                                                             -------------
FOOD RETAIL (0.7%)
Albertson's, Inc. ..................      5,000                    152,300
Kroger Co.* ........................     54,800                  1,090,520
Safeway, Inc.* .....................      8,800                    256,872
Whole Foods Market, Inc.* ..........      4,581                    220,896
Winn-Dixie Stores, Inc. ............      3,100                     48,329
                                                             -------------
                                                                 1,768,917
                                                             -------------
HOUSEHOLD PRODUCTS (1.0%)
Colgate-Palmolive Co. ..............     13,700                    685,685
Procter & Gamble Co. ...............     19,000                  1,696,700
                                                             -------------
                                                                 2,382,385
                                                             -------------
PERSONAL PRODUCTS (0.1%)
Estee Lauder Cos., Inc.,
  Class A(caret) ...................      6,300                    221,760
                                                             -------------
  TOTAL CONSUMER STAPLES ...........                            21,616,073
                                                             -------------
ENERGY (2.8%)
INTEGRATED OIL & GAS (1.0%)
Conoco, Inc. .......................     20,100                    558,780
Devon Energy Corp. .................      1,400                     68,992
Exxon Mobil Corp. ..................     35,400                  1,448,568
Occidental Petroleum Corp. .........      5,500                    164,945
Phillips Petroleum Co. .............      2,000                    117,760
                                                             -------------
                                                                 2,359,045
                                                             -------------
OIL & GAS DRILLING (0.5%)
GlobalSantaFe Corp. (Berlin
  Exchange) ........................     25,676                    702,239
Noble Corp.* .......................     10,738                    414,487
                                                             -------------
                                                                 1,116,726
                                                             -------------
OIL & GAS EQUIPMENT & SERVICES (0.6%)
BJ Services Co.* ...................      9,644                    326,739
Cooper Cameron Corp.* ..............      8,626                    417,671
Schlumberger Ltd. ..................      5,100                    237,150
Smith International, Inc.* .........      7,876                    537,064
                                                             -------------
                                                                 1,518,624
                                                             -------------


================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.7%)
Apache Corp. .......................     7,990               $     459,265
Burlington Resources, Inc. .........     7,200                     273,600
Murphy Oil Corp. ...................     4,400                     363,000
Unocal Corp. .......................    14,700                     543,018
                                                             -------------
                                                                 1,638,883
                                                             -------------
  TOTAL ENERGY .....................                             6,633,278
                                                             -------------
FINANCIALS (14.4%)
BANKS (4.4%)
Bank of America Corp. ..............     6,300                     443,268
Bank of New York Co., Inc. .........    33,800                   1,140,750
Bank One Corp. .....................     6,900                     265,512
Charter One Financial, Inc. ........    14,159                     486,786
Fifth Third Bancorp ................     9,400                     626,510
First Tennessee National Corp. .....       800                      30,640
Golden West Financial Corp. ........     6,800                     467,704
Investors Financial Services
  Corp. ............................     8,195                     274,860
M&T Bank Corp. .....................     4,857                     416,536
Mellon Financial Corp. .............     1,800                      56,574
National City Corp. ................    17,200                     571,900
North Fork Bancorporation, Inc......     8,643                     344,078
Northern Trust Corp. ...............     4,200                     185,052
SouthTrust Corp. ...................     1,500                      39,180
SunTrust Banks, Inc. ...............    11,600                     785,552
U.S. Bancorp .......................    55,600                   1,298,260
UnionBanCal Corp. ..................     3,300                     154,605
Washington Mutual, Inc. ............    28,100                   1,042,791
Wells Fargo & Co. ..................    22,700                   1,136,362
Zions Bancorp.(caret) ..............    11,265                     586,907
                                                             -------------
                                                                10,353,827
                                                             -------------
DIVERSIFIED FINANCIALS (6.8%)
AmeriCredit Corp.*(caret) ..........    11,800                     330,990
Bear Stearns Co., Inc. .............     2,600                     159,120
BlackRock, Inc.* ...................       500                      22,150
Capital One Financial Corp. ........    27,600                   1,684,980
Charles Schwab Corp. ...............    82,400                     922,880
Citigroup, Inc. ....................    96,400                   3,735,500
Countrywide Credit Industries,
  Inc. .............................       600                      28,950
Fannie Mae .........................     3,400                     250,750
Freddie Mac ........................    50,800                   3,108,960
Gallagher (Arthur J.) & Co. ........     3,291                     114,033
Goldman Sachs Group, Inc. ..........     4,300                     315,405
Greenpoint Financial Corp.(caret) ..     6,000                     294,600
Household International, Inc. ......    22,000                   1,093,400
Investment Technology Group,
  Inc.* ............................     4,200                     137,340
Lehman Brothers Holdings, Inc.......     9,500                     593,940
MBNA Corp. .........................    27,800                     919,346
Merrill Lynch & Co., Inc. ..........    20,100                     814,050
Moody's Corp. ......................     2,700                     134,325
Morgan Stanley Dean Witter &
  Co. ..............................    19,700                     848,676
SLM Corp. ..........................     3,341                     323,743
The BISYS Group, Inc.* .............     8,300                     276,390


                                      151
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EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                            NUMBER                 VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Waddell & Reed Financial, Inc.,
  Class A ...........................      4,200              $     96,264
                                                              ------------
                                                                16,205,792
                                                              ------------
INSURANCE (2.3%)
American International Group,
  Inc. ..............................     61,500                 4,196,145
Fidelity National Financial, Inc. ...      1,700                    53,720
MGIC Investment Corp. ...............      4,000                   271,200
PMI Group, Inc. .....................      3,400                   129,880
Radian Group, Inc. ..................      6,100                   297,985
XL Capital Ltd., Class A ............      5,500                   465,850
                                                              ------------
                                                                 5,414,780
                                                              ------------
INVESTMENT COMPANIES (0.9%)
Federated Investors, Inc., Class B ..      9,200                   318,044
Legg Mason, Inc. ....................      4,924                   242,950
Nasdaq 100 - Index Tracking
  Stock* ............................     12,200                   318,054
S&P 500 Depositary Receipts .........     12,800                 1,266,688
                                                              ------------
                                                                 2,145,736
                                                              ------------
  TOTAL FINANCIALS ..................                           34,120,135
                                                              ------------
HEALTH CARE (21.4%)
BIOTECHNOLOGY (2.2%)
Amgen, Inc.* ........................     36,500                 1,528,620
Cephalon, Inc.*(caret) ..............      3,600                   162,720
Genzyme Corp. - General
  Division* .........................     10,100                   194,324
IDEC Pharmaceuticals Corp.* .........     12,901                   457,340
Immunex Corp.* ......................      5,500                   122,870
MedImmune, Inc.* ....................     43,300                 1,143,120
Millenium Pharmaceuticals, Inc.* ....      4,100                    49,815
Wyeth ...............................     31,600                 1,617,920
                                                              ------------
                                                                 5,276,729
                                                              ------------
HEALTH CARE EQUIPMENT &
  SERVICES (7.2%)
AdvancePCS* .........................      9,600                   229,824
Alcon, Inc.* ........................      3,500                   119,875
AmerisourceBergen Corp. .............     10,450                   794,200
Apogent Technologies, Inc.*(caret) ..     12,315                   253,320
Applied Biosystems Group -
  Applera Corp. .....................      2,600                    50,674
Bausch & Lomb, Inc. .................        700                    23,695
Baxter International, Inc. ..........     21,600                   960,120
Biomet, Inc. ........................     16,000                   433,920
Cardinal Health, Inc. ...............     11,200                   687,792
Caremark Rx, Inc.*(caret) ...........     36,955                   609,757
CIGNA Corp. .........................      1,100                   107,162
Cytyc Corp.* ........................        500                     3,810
DaVita, Inc.*(caret) ................      4,500                   107,100
Express Scripts, Inc., Class A* .....     10,407                   521,495
Guidant Corp.* ......................     16,706                   505,022
HCA, Inc.(caret) ....................     31,000                 1,472,500
Health Management Associates,
  Inc., Class A* ....................     15,700                   316,355
Health Net, Inc.* ...................      7,800                   208,806
Idexx Laboratories, Inc.* ...........      6,300                   162,477
Laboratory Corp. of America
  Holdings* .........................     12,098                   552,274
Medtronic, Inc. .....................     59,200                 2,536,720
Oxford Health Plans, Inc.*(caret) ...     12,000                   557,520


================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.*(caret) ....       6,151              $    529,294
St. Jude Medical, Inc.* ............       3,200                   236,320
Tenet Healthcare Corp.* ............       4,700                   336,285
United Health Group, Inc. ..........      40,600                 3,716,930
Universal Health Services, Inc.,
  Class B* .........................       4,274                   209,426
Varian Medical Systems, Inc.* ......       1,700                    68,935
Zimmer Holdings, Inc.* .............      20,343                   725,431
                                                              ------------
                                                                17,037,039
                                                              ------------
PHARMACEUTICALS (12.0%)
Abbott Laboratories ................      45,700                 1,720,605
Allergan, Inc. .....................      17,125                 1,143,094
Andrx Group* .......................      14,600                   393,762
AstraZeneca Group plc (ADR)(caret)..       6,100                   250,100
Barr Laboratories, Inc.* ...........       1,000                    63,530
Bristol-Myers Squibb Co. ...........      10,300                   264,710
Eli Lilly & Co. ....................      31,700                 1,787,880
Forest Laboratories, Inc.* .........       6,500                   460,200
Gilead Sciences, Inc.*(caret) ......      17,764                   584,080
GlaxoSmithKline plc (ADR) ..........       2,300                    99,222
ICN Pharmaceuticals, Inc.(caret) ...       6,000                   145,260
Johnson & Johnson ..................     121,500                 6,349,590
King Pharmaceuticals, Inc.* ........      17,231                   383,390
Merck & Co., Inc. ..................      53,200                 2,694,048
Mylan Laboratories, Inc. ...........       4,500                   141,075
Pfizer, Inc. .......................     279,600                 9,786,000
Pharmacia Corp. ....................      49,000                 1,835,050
Shire Pharmaceuticals Group plc
  (ADR)*(caret) ....................       7,800                   201,318
Teva Pharmaceutical Industries
  Ltd. (ADR) .......................       1,800                   120,204
Watson Pharmaceuticals, Inc.* ......       4,300                   108,661
                                                              ------------
                                                                28,531,779
                                                              ------------
  TOTAL HEALTH CARE ................                            50,845,547
                                                              ------------
INDUSTRIALS (9.0%)
AEROSPACE & DEFENSE (1.5%)
General Dynamics Corp. .............       3,300                   350,955
Lockheed Martin Corp. ..............      23,200                 1,612,400
Northrop Grumman Corp. .............       4,300                   537,500
Raytheon Co. .......................      11,000                   448,250
Rockwell Collins, Inc. .............       2,000                    54,840
United Technologies Corp. ..........       6,700                   454,930
                                                              ------------
                                                                 3,458,875
                                                              ------------
AIR FREIGHT & COURIERS (0.4%)
FedEx Corp. ........................       7,600                   405,840
United Parcel Service, Inc.,
  Class B ..........................       6,700                   413,725
                                                              ------------
                                                                   819,565
                                                              ------------
AIRLINES (0.1%)
Southwest Airlines Co. .............      13,900                   224,624
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Apollo Group, Inc., Class A* .......       3,600                   141,912
Automatic Data Processing, Inc. ....      33,500                 1,458,925
Cendant Corp.* .....................      48,500                   770,180
CheckFree Corp.*(caret) ............       2,900                    45,356
Cintas Corp. .......................       9,000                   444,870
DST Systems, Inc.* .................       7,300                   333,683
Equifax, Inc. ......................       6,100                   164,700


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EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Fiserv, Inc.* ........................     6,200             $     227,602
H&R Block, Inc. ......................     5,600                   258,440
Sabre Holdings Corp.* ................     3,100                   110,980
SEI Corp. ............................     9,686                   272,855
United Rentals, Inc.* ................     2,300                    50,140
Waste Management, Inc. ...............    15,400                   401,170
                                                             -------------
                                                                 4,680,813
                                                             -------------
CONSTRUCTION & ENGINEERING (0.0%)
Jacobs Engineering Group, Inc.* ......     2,400                    83,472
                                                             -------------
ELECTRICAL EQUIPMENT (0.0%)
Rockwell International Corp. .........     1,900                    37,962
                                                             -------------
INDUSTRIAL CONGLOMERATES (4.7%)
General Electric Co. .................   339,000                 9,847,950
Tyco International Ltd. ..............    84,300                 1,138,893
                                                             -------------
                                                                10,986,843
                                                             -------------
MACHINERY (0.1%)
Dover Corp. ..........................     2,300                    80,500
Illinois Tool Works, Inc. ............     3,100                   211,730
                                                             -------------
                                                                   292,230
                                                             -------------
RAILROADS (0.2%)
Burlington Northern Santa Fe
  Corp. ..............................    15,100                   453,000
Canadian National Railway Co. ........     1,600                    82,880
                                                             -------------
                                                                   535,880
                                                             -------------
TRADING COMPANIES &
  DISTRIBUTORS (0.0%)
Grainger (W.W.), Inc. ................       700                    35,070
                                                             -------------
TRUCKING (0.0%)
CNF Transportation, Inc. .............     1,500                    56,970
                                                             -------------
  TOTAL INDUSTRIALS ..................                          21,212,304
                                                             -------------
INFORMATION TECHNOLOGY (21.1%)
APPLICATION SOFTWARE (1.3%)
Business Objects S.A. (ADR)*
  (caret) ............................     3,700                   103,970
Cadence Design Systems, Inc.* ........     3,500                    56,420
Electronic Arts, Inc.*(caret) ........    24,500                 1,618,225
Intuit, Inc.* ........................     7,100                   353,012
Mentor Graphics Corp.*(caret) ........     1,600                    22,752
PeopleSoft, Inc.* ....................    10,800                   160,704
Siebel Systems, Inc.* ................     6,500                    92,430
Symantec Corp.* ......................    20,400                   670,140
                                                             -------------
                                                                 3,077,653
                                                             -------------
COMPUTER HARDWARE (3.5%)
Dell Computer Corp.* .................   159,000                 4,156,260
Hewlett-Packard Co. ..................    56,400                   861,792
International Business Machines
  Corp. ..............................    41,500                 2,988,000
Sun Microsystems, Inc.* ..............    61,900                   310,119
                                                             -------------
                                                                 8,316,171
                                                             -------------
COMPUTER STORAGE & PERIPHERALS (0.6%)
EMC Corp.* ...........................    58,600                   442,430
Lexmark International, Inc.* .........    11,439                   622,282
McData Corp., Class A* ...............    10,076                    88,769
Storage Technology Corp.* ............    10,700                   170,879
                                                             -------------
                                                                 1,324,360
                                                             -------------


================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.8%)
Ace Ltd. .............................    13,500             $     426,600
Agilent Technologies, Inc.*
  (caret) ............................    32,400                   766,260
Avnet, Inc.* .........................     9,800                   215,502
Celestica, Inc.* .....................     5,900                   133,989
RF Micro Devices, Inc.* ..............    14,764                   112,502
Semtech Corp.* .......................     8,400                   224,280
Tech Data Corp.* .....................     3,700                   140,045
                                                             -------------
                                                                 2,019,178
                                                             -------------
INTERNET SOFTWARE & SERVICES (0.1%)
Internet Security Systems* ...........     9,400                   123,328
                                                             -------------
IT CONSULTING & SERVICES (0.9%)
Accenture Ltd., Class A* .............    21,300                   404,700
Affiliated Computer Services,
  Inc., Class A* .....................     9,000                   427,320
ChoicePoint, Inc.* ...................     1,000                    45,470
Computer Sciences Corp.* .............     9,700                   463,660
Electronic Data Systems Corp. ........     6,400                   237,760
Sungard Data Systems, Inc.* ..........    18,400                   487,232
                                                             -------------
                                                                 2,066,142
                                                             -------------
NETWORKING EQUIPMENT (2.1%)
Cisco Systems, Inc.* .................   347,600                 4,849,020
Extreme Networks, Inc.*(caret) .......    12,600                   123,102
                                                             -------------
                                                                 4,972,122
                                                             -------------
SEMICONDUCTOR EQUIPMENT (1.9%)
Applied Materials, Inc.* .............    68,900                 1,310,478
Brooks Automation, Inc.*(caret) ......     4,500                   115,020
Emulex Corp.*(caret) .................    19,000                   427,690
Integrated Device Technology,
  Inc.* ..............................     9,600                   174,144
KLA-Tencor Corp.* ....................    24,100                 1,060,159
Lam Research Corp.* ..................    23,800                   427,924
Marvell Technology Group Ltd.*             7,900                   157,131
Micrel, Inc.* ........................    16,261                   233,833
Microchip Technology, Inc.* ..........     7,753                   212,665
Novellus Systems, Inc.* ..............     4,638                   157,692
Teradyne, Inc.* ......................     9,898                   232,603
                                                             -------------
                                                                 4,509,339
                                                             -------------
SEMICONDUCTORS (4.5%)
Applied Micro Circuits Corp.* ........    25,300                   119,669
Broadcom Corp., Class A* .............    22,000                   385,880
Fairchild Semiconductor
  International, Inc., Class A* ......     1,100                    26,730
Intel Corp. ..........................   324,200                 5,923,134
Linear Technology Corp. ..............     9,300                   292,299
LSI Logic Corp.* .....................    22,300                   195,125
Maxim Integrated Products, Inc.*          45,000                 1,724,850
PMC-Sierra, Inc.*(caret) .............    25,100                   232,677
QLogic Corp.*(caret) .................    14,200                   541,020
Texas Instruments, Inc. ..............    42,400                 1,004,880
Xilinx, Inc.* ........................    14,700                   329,721
                                                             -------------
                                                                10,775,985
                                                             -------------
SYSTEMS SOFTWARE (4.8%)
Adobe Systems, Inc. ..................     5,300                   151,050
Microsoft Corp.* .....................   170,800                 9,342,760


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EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)
================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Network Associates, Inc.*(caret) ...    36,713               $    707,459
Oracle Corp.* ......................   107,500                  1,018,025
VERITAS Software Corp.* ............     7,800                    154,362
                                                             ------------
                                                               11,373,656
                                                             ------------
TELECOMMUNICATIONS EQUIPMENT (0.6%)
Motorola, Inc. .....................    20,600                    297,052
Nokia OYJ (ADR)(caret) .............    19,300                    279,464
QUALCOMM, Inc.* ....................    21,177                    582,156
Scientific-Atlanta, Inc. ...........    16,300                    268,135
                                                             ------------
                                                                1,426,807
                                                             ------------
  TOTAL INFORMATION TECHNOLOGY .....                           49,984,741
                                                             ------------
MATERIALS (1.5%)
CHEMICALS (0.5%)
Air Products & Chemicals, Inc. .....     3,700                    186,739
Eastman Chemical Co. ...............     4,600                    215,740
Ecolab, Inc. .......................    11,900                    550,137
Lubrizol Corp. .....................     3,400                    113,900
Rohm & Haas Co. ....................     4,600                    186,254
                                                             ------------
                                                                1,252,770
                                                             ------------
CONTAINERS & PACKAGING (0.3%)
Sealed Air Corp.* ..................       700                     28,189
Smurfit-Stone Container Corp.*
  (caret) ..........................    37,800                    582,876
                                                             ------------
                                                                  611,065
                                                             ------------
METALS & MINING (0.4%)
Freeport-McMoran Copper &
  Gold, Inc., Class B*(caret) ......    40,600                    724,710
United States Steel Corp. ..........     8,300                    165,087
                                                             ------------
                                                                  889,797
                                                             ------------
PAPER & FOREST PRODUCTS (0.3%)
Weyerhaeuser Co. ...................    12,100                    772,585
                                                             ------------
  TOTAL MATERIALS ..................                            3,526,217
                                                             ------------


================================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.5%)
BellSouth Corp. ....................    11,500               $    362,250
CenturyTel, Inc. ...................    11,200                    330,400
EchoStar Communications Corp.,
  Class A*(caret) ..................    30,700                    569,792
L-3 Communications Holdings,
  Inc.*(caret) .....................     7,200                    388,800
SBC Communications, Inc. ...........    49,800                  1,518,900
Sprint Corp. (FON Group) ...........    13,700                    145,357
Verizon Communications, Inc. .......     4,900                    196,735
                                                             ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                            3,512,234
                                                             ------------
UTILITIES (1.0%)
ELECTRIC UTILITIES (0.9%)
Duke Energy Corp. ..................    10,600                    329,660
Edison International* ..............     9,900                    168,300
Entergy Corp. ......................    12,615                    535,380
Exelon Corp. .......................     6,200                    324,260
FPL Group, Inc. ....................     2,200                    131,978
Pinnacle West Capital Corp. ........     2,300                     90,850
Progress Energy, Inc. ..............     8,500                    442,085
                                                             ------------
                                                                2,022,513
                                                             ------------
GAS UTILITIES (0.1%)
NiSource, Inc. .....................    11,300                    246,679
                                                             ------------
  TOTAL UTILITIES ..................                            2,269,192
                                                             ------------
TOTAL INVESTMENTS (99.2%)
  (Cost $262,223,032) ..............                          234,970,416
OTHER ASSETS
  LESS LIABILITIES (0.8%) ..........                            1,918,197
                                                             ------------
NET ASSETS (100%) ..................                         $236,888,613
                                                             ============


---------------------
*          Non-income producing.

(caret)    All, or a portion of security out on loan (See Note 1).

           Glossary:
           ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)
================================================================================
Investment security transactions for the six months ending June 30, 2002, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $265,403,551
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   277,161,167

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ...............  $   4,388,396
Aggregate gross unrealized depreciation ...............    (31,641,012)
                                                         -------------
Net unrealized depreciation ...........................  $ (27,252,616)
                                                         =============
Federal income tax cost of investments ................  $ 262,223,032
                                                         =============

At June 30, 2002, the Portfolio had loaned securities with a total value $12,114,013 which was secured by collateral of $12,220,427.

For the six months ending June 30, 2002, the Portfolio incurred approximately $215 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $82,255,516 of which $810,089 expires in the year 2008 and $81,445,427 expires in the year 2009.



                     See Notes to Financial Statements.

EQ/ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)




                                       ====================   ==================
                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.3%)
APPAREL RETAIL (1.5%)
Ann Taylor Stores Corp.* ...........            3,850         $    97,751
Bebe Stores, Inc.*(caret) ..........              800              16,232
Buckle, Inc.* ......................              500              12,325
Burlington Coat Factory
  Warehouse Corp. ..................            1,500              31,875
Cato Corp., Class A ................            1,900              42,370
Charlotte Russe Holding, Inc.* .....            2,500              55,825
Chico's FAS, Inc.*(caret) ..........            3,625             131,660
Children's Place, Inc.* ............            1,200              31,801
Christopher & Banks Corp.* .........            2,250              95,175
Claire's Stores, Inc. ..............            4,772             109,279
Deb Shops, Inc. ....................              200               6,756
dELiA*s Corp., Class A* ............            4,400              22,440
Dress Barn, Inc.* ..................            3,600              55,692
Finish Line, Inc., Class A* ........            2,500              44,800
Footstar, Inc.* ....................            2,300              56,281
Fossil, Inc.* ......................            2,625              53,970
Garan, Inc. ........................              200              11,570
Gymboree Corp.* ....................            3,500              56,070
HOT Topic, Inc.*(caret) ............            2,750              73,452
Men's Wearhouse, Inc.* .............            3,343              85,246
Oxford Industries, Inc. ............              300               8,400
Pacific Sunwear of California,
  Inc.* ............................            2,850              63,185
Steven Madden Ltd.* ................            1,400              27,761
Too, Inc.*(caret) ..................            3,249             100,069
Wet Seal, Inc., Class A* ...........            2,175              52,853
Wilsons The Leather Experts* .......            1,800              25,200
                                                              -----------
                                                                1,368,038
                                                              -----------
AUTO COMPONENTS (1.6%)
Action Performance Cos., Inc.*
  (caret)...........................            1,500              47,400
American Axle & Manufacturing
  Holdings, Inc.* ..................            1,200              35,688
ArvinMeritor, Inc. .................            7,370             176,880
Bandag, Inc. .......................              900              25,488
Clarcor, Inc. ......................            2,050              64,883
Collins & Aikman Corp.* ............            7,160              65,156
Cooper Tire & Rubber Co. ...........            6,553             134,664
CSK Auto Corp.* ....................            3,600              50,184
Dura Automotive Systems, Inc.*......            1,800              37,350
Federal Signal Corp(caret). ........            5,000             120,000
IMPCO Technologies, Inc.* ..........              900              11,790
Lithia Motors, Inc.* ...............              700              18,844
McGrath Rentcorp ...................            1,000              25,920
Midas, Inc.* .......................            1,100              13,640
Modine Manufacturing Co. ...........            3,500              86,030
O'Reilly Automotive, Inc.* .........            4,100             112,996
Pep Boys Manny Moe & Jack ..........            4,600              77,510
Pharmos Corp.* .....................            3,500               3,220
Phoenix Technologies, Ltd.* ........            3,000              30,000
Superior Industries
  International, Inc. ..............            2,000              92,500
TBC Corp.* .........................            2,500              39,700
Tower Automotive, Inc.* ............            4,500              62,775
United Auto Group, Inc.* ...........            1,100              22,990
Winnebago Industries, Inc. .........            1,500              66,000
                                                              -----------
                                                                1,421,608
                                                              -----------


                                       ====================   ==================
                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
AUTOMOBILES (0.3%)
Coachman Industries, Inc. ..........            2,000         $    29,000
Group 1 Automotive, Inc.* ..........            1,800              68,670
Littelfuse, Inc.* ..................            2,200              50,886
Sonic Automotive, Inc.* ............            2,392              61,594
Thor Industries, Inc. ..............            1,000              71,260
                                                              -----------
                                                                  281,410
                                                              -----------
CASINOS & GAMING (0.8%)
Alliance Gaming Corp.* .............            3,800              46,436
Ameristar Casinos, Inc.* ...........              400              11,624
Argosy Gaming Co.* .................            2,500              71,000
Aztar Corp.* .......................            3,700              76,960
Boyd Gaming Corp.* .................            3,900              56,160
Dover Downs Gaming &
  Entertainment, Inc. ..............            1,840              23,552
Gtech Holdings Corp.* ..............            5,600             143,024
Hollywood Casino Corp.,
  Class A*(caret) ..................              700               7,560
Isle of Capri Casinos, Inc.* .......            2,289              46,353
M T R Gaming Group, Inc.* ..........            2,300              38,410
Penn National Gaming, Inc.* ........            2,328              42,253
Pinnacle Entertainment, Inc.* ......            2,800              29,764
Shuffle Master, Inc.*(caret) .......            2,000              36,740
Station Casinos, Inc.*(caret) ......            3,300              58,905
WMS Industries, Inc.* ..............            1,800              22,050
                                                              -----------
                                                                  710,791
                                                              -----------
CATALOG RETAIL (0.4%)
Coldwater Creek, Inc.* .............              400               9,760
Insight Enterprises, Inc.* .........            4,300             108,317
J. Jill Group, Inc.*(caret) ........            1,400              53,130
MSC Industrial Direct Co.* .........            4,000              78,000
School Specialty, Inc.* ............            2,100              55,776
Valuevision International, Inc.,
  Class A* .........................            2,900              52,635
                                                              -----------
                                                                  357,618
                                                              -----------
COMPUTER & ELECTRONICS RETAIL (0.4%)
Circuit City Stores, Inc.--
  CarMax Group*(caret) .............            3,800              82,270
Harman International
  Industries, Inc. .................            3,600             177,300
Intertan, Inc.* ....................            2,250              25,087
PC Connection, Inc.* ...............              850               3,485
Tweeter Home Entertainment
  Group, Inc.* .....................            1,900              31,046
Ultimate Electronics, Inc.* ........            1,200              31,092
                                                              -----------
                                                                  350,280
                                                              -----------
DEPARTMENT STORES (0.2%)
Dillards, Inc., Class A ............            6,723             176,722
Value City Department
  Stores, Inc.* ....................              800               2,240
                                                              -----------
                                                                  178,962
                                                              -----------
DISTRIBUTORS (0.6%)
Aviall, Inc.*(caret) ...............            2,900              40,600
Bell Microproducts, Inc.* ..........            2,500              20,125
Brightpoint, Inc.* .................              957               2,440
Daisytek International Corp.* ......            2,500              42,400
Fleetwood Enterprises, Inc.*(caret).            4,700              40,890
Handleman Co.* .....................            3,300              47,850

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)




                                         ====================   ================
                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ----------------

Hughes Supply, Inc. ..................             2,900        $   130,210
Owens & Minor, Inc.(caret) ...........             3,500             69,160
SCP Pool Corp.*(caret) ...............             2,450             68,012
Sturm Ruger & Co., Inc. ..............             3,100             43,865
                                                                -----------
                                                                    505,552
                                                                -----------
GENERAL MERCHANDISE STORES (0.4%)
99 Cents Only Stores* ................             3,732             95,726
Factory 2-U Stores, Inc.* ............             1,800             24,930
Fred's, Inc. .........................             2,287             84,116
Kenneth Cole Productions,
  Class A* ...........................             1,150             32,602
ShopKo Stores, Inc.*(caret) ..........             3,400             68,680
Wesco International, Inc.* ...........             1,900             11,970
                                                                -----------
                                                                    318,024
                                                                -----------
HOTELS (0.3%)
Boca Resorts, Inc., Class A* .........             2,400             31,800
Choice Hotels
  International, Inc.* ...............             3,700             74,037
Marcus Corp. .........................             2,100             34,965
Prime Hospitality Corp.* .............             4,600             59,754
Rare Hospitality
  International, Inc.* ...............             2,500             67,300
Wyndham International, Inc.,
  Class A* ...........................            11,800             13,688
                                                                -----------
                                                                    281,544
                                                                -----------
HOUSEHOLD DURABLES (2.1%)
Aaron Rents, Inc. ....................             1,200             28,740
American Woodmark Corp. ..............               800             44,904
Applica, Inc.* .......................             2,000             24,800
Basset Furniture Industries, Inc......               600             11,699
Beazer Homes USA, Inc.* ..............             1,275            102,000
Blyth, Inc. ..........................             3,884            121,258
Bush Industries, Class A .............               300              3,600
Cost Plus, Inc.* .....................             2,400             73,102
FEDDERS Corp. ........................             1,650              4,175
Haverty Furniture Cos., Inc. .........             2,100             41,475
Interface, Inc., Class A .............             6,000             48,240
KB Home ..............................             4,400            226,644
Kimball International, Inc.,
  Class B ............................             3,000             49,170
La-Z-Boy, Inc. .......................             5,400            136,188
Lancaster Colony Corp. ...............             3,500            124,810
Libbey, Inc. .........................             1,400             47,740
Meritage Corp.* ......................               700             31,955
Metromedia International
  Group, Inc.* .......................             4,800                336
National Presto Industries, Inc. .....               300              9,600
Oneida Ltd. ..........................             1,100             21,065
Pier 1 Imports, Inc. .................            10,100            212,100
Rayovac Corp.*(caret) ................             2,400             44,472
Salton, Inc.*(caret) .................             1,100             15,785
SLI, Inc.(caret) .....................             1,350                540
Standard-Pacific Corp. ...............             2,800             98,224
Stanley Furniture Co., Inc.* .........               900             24,075
Toll Brothers, Inc.*(caret) ..........             4,700            137,710
Topps Co. (The)* .....................             5,000             50,300
Tupperware Corp. .....................             5,500            114,345
Westpoint Stevens, Inc. ..............             3,580             13,855
                                                                -----------
                                                                  1,862,907
                                                                -----------


                                         ====================   ================
                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ----------------
INTERNET RETAIL (0.2%)
1-800 Contacts, Inc.*(caret) .........            1,200         $    16,190
1-800-Flowers.com, Inc.,
  Class A*(caret) ....................            1,300              14,508
Priceline.com, Inc.* .................           10,600              29,574
Regis Corp. ..........................            4,350             117,533
Stamps.com, Inc.* ....................            4,700              20,821
                                                                -----------
                                                                    198,626
                                                                -----------
LEISURE FACILITIES (0.4%)
Bally Total Fitness Holding
  Corp.*(caret) ......................            2,900              54,259
Championship Auto Racing
  Teams, Inc.* .......................            1,600              15,760
Churchill Downs, Inc. ................              600              24,198
Dover Motorsports, Inc. ..............            2,200              12,540
Gaylord Entertainment Co.* ...........            2,000              44,100
Magna Entertainment Corp.,
  Class A* ...........................            3,400              23,766
MeriStar Hospitality Corp. ...........            3,578              54,564
Speedway Motorsports, Inc.* ..........            1,433              36,456
Triarc Co.* ..........................            1,575              43,470
Vail Resorts, Inc.* ..................            1,200              20,520
                                                                -----------
                                                                    329,633
                                                                -----------
LEISURE PRODUCTS (0.4%)
AMC Entertainment, Inc.* .............            2,400              34,080
Arctic Cat, Inc.(caret) ..............            2,300              39,995
K2, Inc.* ............................            1,100              11,275
Midway Games, Inc.* ..................            2,859              24,302
Polaris Industries, Inc. .............            2,600             169,000
ResortQuest International, Inc.*......            2,100              11,970
The Nautilus Group, Inc.*(caret) .....            3,112              95,227
                                                                -----------
                                                                    385,849
                                                                -----------
MEDIA (1.7%)
4 Kids Entertainment, Inc.*(caret) ...            1,000              20,700
ACTV, Inc.* ..........................            2,700               3,105
ADVO, Inc.* ..........................            1,800              68,526
APAC Customer Services, Inc.* ........            3,632              21,429
Beasley Broadcasting Group,
  Class A* ...........................              400               5,900
Crown Media Holdings, Inc.,
  Class A* ...........................            2,300              18,147
Cumulus Media, Inc., Class A* ........            3,300              45,474
Fisher Communications, Inc. ..........              300              17,616
Gray Communication System ............              400               7,240
Grey Global Group, Inc. ..............               40              27,600
Interactive Data Corp.* ..............            4,400              64,064
Journal Register Co.* ................            3,200              64,320
Lee Enterprises, Inc. ................            5,300             185,500
Liberty Corp. ........................            1,892              75,396
Lodgenet Entertainment Corp.*.........              804              11,577
Martha Stewart Living
  Omnimedia, Class A* ................            1,268              14,544
Media General, Inc., Class A .........            1,332              79,920
Movie Gallery, Inc.* .................            1,550              32,736
On Command Corp.* ....................              800               1,352
Paxson Communications Corp.*..........            2,800              15,400
Pegasus Communications Corp.*.........            6,900               5,037
Penton Media, Inc. ...................            2,200               4,730
Playboy Enterprises, Inc.,
  Class B* ...........................            1,700              21,675

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)




                                         ====================   ================
                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ----------------
Private Media Group Ltd.* ............              900         $     2,574
Pulitzer, Inc. .......................            1,200              62,280
R.H. Donnelly Corp.* .................            3,500              97,895
Regent Communications, Inc.* .........            2,600              18,353
Saga Communications, Inc.,
  Class A* ...........................            1,000              22,500
Salem Communications Corp.,
  Class A* ...........................            1,301              32,356
Scholastic Corp.* ....................            3,400             128,860
Sinclair Broadcast Group, Inc.,
  Class A* ...........................            3,008              43,433
Sirius Satellite Radio, Inc.*(caret) .            6,700              25,252
Spanish Broadcasting System* .........            4,665              46,650
Tivo, Inc.* ..........................            3,100              11,501
UnitedGlobalCom, Inc.,
  Class A* ...........................            7,500              20,625
Value Line, Inc. .....................              100               4,113
Wiley, (John) & Sons, Inc.,
  Class A ............................            4,589             110,044
World Wrestling Federation
  Entertainment, Inc.* ...............            1,356              19,798
Young Broadcasting Corp.,
  Class A* ...........................            2,000              35,560
Zomax, Inc.* .........................            3,800              14,820
                                                                -----------
                                                                  1,508,602
                                                                -----------
PHOTOGRAPHIC PRODUCTS (0.1%)
Concord Camera Corp.*(caret) .........            3,200              16,323
Scansource, Inc.* ....................              700              42,987
Vector Group Ltd.(caret) .............            1,996              35,130
                                                                -----------
                                                                     94,440
                                                                -----------
RESTAURANTS (1.9%)
AFC Enterprises* .....................            1,400              43,750
Applebee's International, Inc. .......            5,100             117,045
Bob Evans Farms, Inc. ................            4,400             138,512
Buca, Inc.*(caret) ...................            1,900              36,195
California Pizza Kitchen, Inc.* ......            2,000              49,600
CBRL Group, Inc.(caret) ..............            5,800             177,016
CEC Entertainment, Inc.* .............            2,900             119,770
Cheesecake Factory, Inc.* ............            3,987             141,459
IHOP Corp.* ..........................            1,700              50,065
Jack in the Box, Inc.* ...............            3,700             117,660
Landry's Restaurants, Inc. ...........            2,000              51,020
Lone Star Steakhouse &
  Saloon, Inc. .......................            2,200              51,898
O'Charley's, Inc.* ...................            2,300              58,190
P.F. Chang's China Bistro, Inc.* .....            1,800              56,556
Papa John's International, Inc.*
  (caret).............................            1,500              50,085
Ruby Tuesday, Inc.(caret) ............            6,800             131,920
Ryan's Family Steak Houses,
  Inc.* ..............................            5,850              77,278
Sonic Corp.* .........................            3,725             117,002
Steak N Shake Co. (The)* .............            3,115              48,750
                                                                -----------
                                                                  1,633,771
                                                                -----------
SPECIALTY STORES (2.0%)
American Greetings Corp.(caret) ......            6,957             115,904
Boyds Collection Ltd.* ...............            4,788              30,117
Charming Shoppes, Inc.*(caret) .......           11,700             101,088
Copart, Inc.* ........................            6,450             104,683
Electronics Boutique Holdings
  Corp.* .............................              900              26,370



                                         ====================   ================
                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ----------------
Electronics for Imaging, Inc.* .......            5,600         $    89,096
Friedman's, Inc., Class A* ...........            1,900              24,698
Guitar Center, Inc.* .................            2,300              42,665
Hancock Fabrics, Inc. ................            2,300              42,734
Hibbett Sporting Goods, Inc.* ........              900              22,860
Hollywood Entertainment
  Corp.*(caret) ......................            5,200             107,536
Jakks Pacific, Inc.*(caret) ..........            2,500              44,275
Linens 'N Things, Inc.*(caret) .......            3,800             124,678
Michaels Stores, Inc.*(caret) ........            7,100             276,900
Movado Group, Inc. ...................              700              17,605
OfficeMax, Inc.* .....................           12,900              75,981
Petsmart, Inc.* ......................           10,900             174,836
Sola International, Inc.* ............            2,600              29,900
Tanger Factory Outlet Centers ........            1,200              35,400
Toro Co. .............................            1,500              85,260
Trans World Entertainment
  Corp.*(caret) ......................            3,250              18,948
Tuesday Morning Corp.* ...............              900              16,704
Yankee Candle Co., Inc.* .............            2,104              56,997
Zale Corp.* ..........................            3,484             126,295
                                                                -----------
                                                                  1,791,530
                                                                -----------
TEXTILES & APPAREL (1.0%)
Brown Shoe Co., Inc. .................            2,000              56,200
Genesco, Inc.*(caret) ................            2,100              51,135
Guess?, Inc.* ........................              900               6,480
K-Swiss, Inc., Class A ...............            1,800              46,764
Kellwood Co. .........................            2,500              81,250
Nautica Enterprises, Inc.* ...........            3,400              44,166
OshKosh B'Gosh, Inc., Class A ........            1,220              53,058
Phillips-Van Heusen Corp. ............            2,100              32,760
Quaker Fabric Corp.* .................            1,900              29,448
Quicksilver, Inc.* ...................            2,100              52,080
Russell Corp. ........................            3,200              61,600
Skechers U.S.A., Inc., Class A*
  (caret).............................            2,108              45,554
Stein Mart, Inc.* ....................            3,300              39,171
Stride Rite Corp. ....................            3,800              30,400
Unifi, Inc.* .........................            5,500              59,950
Urban Outfitters, Inc.* ..............            1,000              34,720
Vans, Inc.* ..........................            1,600              12,993
Wellman, Inc. ........................            2,400              40,200
Wolverine World Wide, Inc. ...........            4,100              71,545
                                                                -----------
                                                                    849,474
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY........                           14,428,659
                                                                -----------
CONSUMER STAPLES (3.9%)
BEVERAGES (0.1%)
America West Holdings Corp.,
  Class B*(caret) ....................            5,100              13,974
Coca Cola Bottling Co.
  Consolidated .......................              300              12,900
Robert Mondavi Corp.,
  Class A*(caret) ....................            1,300              44,499
                                                                -----------
                                                                     71,373
                                                                -----------
DRUG RETAIL (0.2%)
Duane Reade, Inc.* ...................              900              30,645
Longs Drug Stores Corp.(caret) .......            3,696             104,560
MacroChem Corp.*(caret) ..............            2,700               4,725
                                                                -----------
                                                                    139,930
                                                                -----------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)




                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
FOOD DISTRIBUTORS (0.3%)
Fleming Cos., Inc.(caret) ................       4,400         $    79,860
Green Mountain Coffee, Inc.* .............         900              19,089
International Multifoods Corp.*...........       1,700              44,200
Interstate Bakeries Corp. ................       2,700              77,976
Sanderson Farms, Inc. ....................         200               5,002
Spartan Stores, Inc.* ....................       2,200               6,622
United Natural Foods, Inc.* ..............       1,500              29,250
                                                               -----------
                                                                   261,999
                                                               -----------
FOOD PRODUCTS (2.3%)
Alico Inc. ...............................         600              17,634
American Italian Pasta Co.* ..............       1,700              86,683
Aurora Foods, Inc.* ......................       3,100               4,650
Boston Beer Co., Inc., Class A*...........         600               9,540
Corn Products International, Inc..........       4,000             124,480
Dean Foods Co.*(caret) ...................       9,482             353,679
Del Monte Foods Co.* .....................       3,400              40,120
DIMON, Inc. ..............................       4,600              31,832
Dole Food Co. ............................       4,696             135,480
Dreyer's Grand Ice Cream, Inc. ...........       2,400             164,640
Flowers Foods, Inc.* .....................       2,550              65,917
Hain Celestial Group, Inc.* ..............       2,600              48,100
J & J Snack Foods Corp.* .................         900              40,464
JM Smucker Co. ...........................       4,068             138,841
Lance, Inc. ..............................       3,100              45,198
Nash Finch Co. ...........................       1,500              47,940
NBTY, Inc.* ..............................       4,400              68,112
Performance Food Group Co.*(caret)........       4,600             155,756
Pilgrims Pride Corp., Class B ............       1,300              18,200
Ralcorp Holdings, Inc.*(caret) ...........       3,680             115,000
Riviana Foods, Inc. ......................         800              20,287
Sensient Technologies Corp. ..............       5,500             125,180
Standard Commercial Corp. ................       1,400              30,380
Standex International Corp. ..............       1,000              25,100
Universal Corp. ..........................       2,900             106,430
                                                               -----------
                                                                 2,019,643
                                                               -----------
FOOD RETAIL (0.4%)
7-Eleven, Inc.* ..........................       1,700              13,685
Casey's General Stores, Inc. .............       5,100              61,404
Great Atlantic & Pacific
  Tea Co., Inc.* .........................       2,400              44,856
Ingles Markets, Inc., Class A ............       1,300              16,484
Luby's, Inc.* ............................       2,300              15,134
Panera Bread Co., Class A* ...............       2,000              68,940
Pathmark Stores, Inc.* ...................       3,800              71,478
Ruddick Corp. ............................       2,600              44,096
Smart & Final, Inc.* .....................         400               3,120
Wild Oats Markets, Inc.*(caret) ..........       2,200              35,420
                                                               -----------
                                                                   374,617
                                                               -----------
HOUSEHOLD PRODUCTS (0.4%)
Church & Dwight Co., Inc.(caret) .........       4,100             128,453
Dial Corp. (The) .........................      10,100             202,202
Wd-40 Co. ................................       1,900              52,744
                                                               -----------
                                                                   383,399
                                                               -----------
PERSONAL PRODUCTS (0.2%)
CSS Industries, Inc.* ....................         300              10,650
Elizabeth Arden, Inc.* ...................       1,500              26,250
Herbalife International, Inc.,
  Class A ................................       2,100              40,110




                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Nature's Sunshine Products, Inc...........         700         $    7,917
NU Skin Enterprises, Inc.,
  Class A ................................       4,537             66,013
Playtex Products, Inc.* ..................       2,200             28,490
Russ Berrie & Co., Inc. ..................         600             21,240
                                                              -----------
                                                                  200,670
                                                              -----------
  TOTAL CONSUMER STAPLES .................                      3,451,631
                                                              -----------
ENERGY (3.7%)
INTEGRATED OIL & GAS (0.6%)
Cabot Oil & Gas Corp., Class A............       3,200             73,120
Key Energy Services, Inc.*(caret) ........      10,100            106,050
KEY Production Co., Inc.* ................       1,744             34,008
Meridian Resource Corp.* .................       3,300             12,276
Oneok, Inc. ..............................       6,300            138,285
Stone Energy Corp.* ......................       2,156             86,779
Western Gas Resources, Inc.(caret) .......       2,200             82,280
                                                              -----------
                                                                  532,798
                                                              -----------
OIL & GAS DRILLING (0.2%)
Chiles Offshore, Inc.* ...................         500             12,125
Grey Wolf, Inc.* .........................      15,600             63,804
Hydril Co.* ..............................       1,900             50,920
Parker Drilling Co.* .....................       7,800             25,506
                                                              -----------
                                                                  152,355
                                                              -----------
OIL & GAS EQUIPMENT & SERVICES (1.0%)
Atwood Oceanics, Inc.* ...................       1,200             45,000
CAL Dive International, Inc.* ............       3,828             84,216
Carbo Ceramics, Inc. .....................       1,100             40,645
Dril-Quip, Inc.* .........................         700             17,465
Gulf Island Fabrication, Inc.* ...........       1,500             27,510
H Power Corp.* ...........................       1,900              1,805
Input/Output, Inc.* ......................       4,200             37,800
Lone Star Technologies, Inc.* ............       2,500             57,250
Lufkin Industries, Inc. ..................         900             25,983
McMoRan Exploration Co.* .................       1,200              5,160
Newpark Resources, Inc.*(caret) ..........       6,300             46,305
NS Group, Inc.* ..........................       1,496             14,287
Oceaneering International, Inc.*..........       2,800             75,600
Offshore Logistics, Inc.* ................       2,400             57,336
RPC, Inc. ................................         600              7,080
Seacor Smit, Inc.* .......................       1,650             78,127
Seitel, Inc.* ............................       3,000              3,000
Spinnaker Exploration Co.* ...............       2,264             81,549
Superior Energy Services, Inc.* ..........       4,577             46,457
Swift Energy Co.* ........................       2,200             34,738
Syntroleum Corp.* ........................       2,800              8,064
Universal Compression
  Holdings, Inc.* ........................         900             21,591
Veritas DGC, Inc.*(caret) ................       3,000             37,800
W-H Energy Services, Inc.* ...............       2,800             62,048
                                                              -----------
                                                                  916,816
                                                              -----------
OIL & GAS EXPLORATION &
  PRODUCTION (1.5%)
3TEC Energy Corp.* .......................       2,000             34,860
Berry Petroleum, Class A .................       1,100             18,535
Callon Petroleum Co.* ....................       1,900              9,272
Chesapeake Energy Corp.*(caret) ..........      14,590            105,048
Clayton Williams Energy, Inc.* ...........         500              5,800
Comstock Resources, Inc.* ................       2,201             16,728

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Denbury Resources, Inc.* .............           1,100          $    11,319
EEX Corp.* ...........................           3,466                6,932
Energen Corp. ........................           3,900              107,250
Energy Partners Ltd.* ................           2,600               24,180
Evergreen Resources, Inc.*(caret) ....           1,600               68,000
Houston Exploration Co.* .............           1,300               37,700
KCS Energy, Inc.*(caret) .............           3,200                5,600
Magnum Hunter
  Resources, Inc.* ...................           4,200               33,138
Nuevo Energy Co.* ....................           2,000               31,600
Patina Oil & Gas Corp. ...............           3,165               86,816
Petroquest Energy, Inc.* .............           3,300               18,381
Plains Resources, Inc.* ..............           2,400               64,200
Prima Energy Corp.* ..................           1,424               32,453
Pure Resources, Inc.* ................           1,769               36,795
Quicksilver Resources, Inc.* .........           1,200               31,020
Range Resources Corp.* ...............           5,600               31,360
Remington Oil & Gas Corp.* ...........           2,500               49,800
Resource America, Inc., Class A.......           2,100               22,134
Southwestern Energy Co. ..............           3,000               45,570
St. Mary Land &
  Exploration Co.(caret) .............           3,500               83,752
Tom Brown, Inc.* .....................           3,700              104,895
Unit Corp.* ..........................           3,572               61,974
Vintage Petroleum, Inc.(caret) .......           4,800               57,120
Westport Resources Corp.* ............           2,871               47,084
                                                                -----------
                                                                  1,289,316
                                                                -----------
OIL & GAS REFINING & MARKETING (0.4%)
Frontier Oil Corp. ...................           2,844               50,055
Headwaters, Inc.* ....................           2,900               45,675
Holly Corp. ..........................           1,000               16,750
Newpower Holdings, Inc.* .............           4,900                   93
Pennzoil-Quaker State Co. ............           8,500              183,005
Tesoro Petroleum Corp.* ..............           5,700               44,175
                                                                -----------
                                                                    339,753
                                                                -----------
  TOTAL ENERGY .......................                            3,231,038
                                                                -----------
FINANCIALS (22.5%)
BANKS (9.7%)
1st Source Corp. .....................             851               21,037
Alabama National Bancorp/Del..........             600               25,974
Anchor Bancorp Wisconsin, Inc.........           2,300               55,453
Arrow Financial Corp. ................             310               10,537
BancFirst Corp. ......................             203                9,417
Bancorpsouth, Inc.(caret) ............           9,975              201,495
Bank Atlantic Bancorp, Inc.,
  Class A ............................           3,600               44,640
Bank Mutual Corp. ....................             500               10,185
Bank of Granite Corp. ................             812               15,988
Bankunited Financial Corp.* ..........           2,800               53,620
Banner Corp. .........................           1,600               39,600
Bay View Capital Corp.* ..............           6,171               39,556
BOK Financial Corp.* .................           1,688               56,480
Brookline Bancorp, Inc.(caret) .......           1,300               32,890
BSB Bancorp, Inc. ....................             600               16,008
Capital City Bank Group, Inc. ........             250                8,633
Capitol Federal Financial Corp. ......           3,400               88,672
Cathay Bancorp, Inc. .................           1,800               74,698
CCBT Financial Companies, Inc.........           1,200               34,092
Centennial Bancorp ...................           3,087               24,326
Central Coast Bancorp* ...............             300                6,804





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
CFS Bancorp, Inc. ....................              2,300       $    35,558
Chemical Financial Corp. .............              2,044            76,670
Chittenden Corp. .....................              3,886           112,616
Citizens Banking Corp. ...............              5,339           154,724
Citizens, Inc., Class A* .............              1,810            23,494
City Bank Lynnwood WA ................                564            18,048
City Holdings Co.* ...................              1,400            32,774
Coastal Bancorp, Inc. ................                500            15,880
Colonial Bancgroup, Inc. .............             14,035           210,525
Columbia Banking
  Systems, Inc.* .....................              1,890            24,400
Commercial Federal Corp. .............              5,669           164,401
Commonwealth Bancorp, Inc. ...........                300             8,901
Commonwealth Telephone
  Enterprises, Inc.* .................              1,500            60,360
Community Bank System, Inc. ..........              1,700            54,825
Community Banks, Inc. ................                315             9,267
Community First
  Bankshares, Inc. ...................              4,600           120,014
Community Trust Bancorp, Inc. ........                500            14,055
Connecticut Bancshares Inc/de ........              1,500            49,800
CORUS Bankshares, Inc. ...............              1,200            55,103
CPB, Inc. ............................                400            18,380
CVB Financial Corp. ..................              3,191            72,468
Dime Community
  Bancshares, Inc. ...................              2,800            63,532
Downey Financial Corp. ...............              2,425           114,703
East-West Bancorp, Inc. ..............              3,000           103,560
F & M Bancorp/Frederick MD ...........              1,000            35,280
Farmers Capital Bank Corp. ...........                400            14,100
Fidelity Bankshares, Inc. ............              2,300            50,598
Financial Institutions, Inc. .........                500            18,930
First Bancorp North Carolina .........                200             5,502
First Bancorp. .......................              2,500            94,250
First Busey Corp., Class A ...........                500            11,105
First Charter Corp. ..................              2,716            49,105
First Citizens BankShares, Inc.,
  Class A ............................                800            88,472
First Commonwealth
  Financial Corp. ....................              5,326            71,848
First Community
  Bancshares, Inc. ...................                550            18,513
First Essex Bancorp, Inc. ............              1,000            34,200
First Federal Capital Corp. ..........              2,600            57,460
First Financial Bancorp ..............              3,083            60,334
First Financial Bankshares, Inc. .....                787            32,927
First Financial Corp. ................                700            35,994
First Financial Holdings, Inc. .......              1,400            45,010
First Indiana Corp. ..................              1,125            24,491
First Merchants Corp. ................                772            23,159
First Midwest Bancorp, Inc. ..........              6,031           167,541
First Niagara Financial
  Group, Inc. ........................              1,600            44,416
First Place Financial Corp.
  (Warren/Ohio) ......................              2,100            41,811
First Republic Bank* .................              1,500            41,250
First Sentinel Bancorp, Inc. .........              2,182            30,024
FirstFed Financial Corp.* ............              2,400            69,600
Flagstar Bancorp, Inc. ...............              1,650            38,115
Flushing Financial Corp. .............              1,650            33,809
Frontier Financial Corp. .............              2,100            61,635

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
GBC Bancorp ..........................           1,310          $    37,925
German American Bancorp ..............             420                7,770
Glacier Bancorp, Inc. ................           1,700               41,650
Gold Banc Corp., Inc. ................           4,100               44,973
Great Southern Bancorp, Inc. .........             200                7,960
Greater Bay Bancorp(caret) ...........           5,510              169,488
Hancock Holding Co. ..................             600               40,428
Harbor Florida Bancshares, Inc........           2,700               59,913
Harleysville National Corp. ..........           1,570               42,406
Hudson United Bancorp(caret) .........           5,661              161,678
IBERIABANK Corp. .....................             200                8,108
Independence Community
  Bank Corp. .........................           6,500              186,745
Independent Bank Corp.--Mich..........           1,575               49,707
Independent Bank Corp.--Mass..........           1,700               38,913
Integra Bank Corp. ...................           1,356               30,374
International Bancshares Corp. .......           1,978               83,551
Lakeland Bancorp, Inc. ...............             630               13,709
Local Financial Corp.* ...............           2,900               47,299
MAF Bancorp, Inc. ....................           2,350               88,360
Main Street Banks, Inc. ..............             500               10,340
MB Financial, Inc. ...................           1,100               36,806
Medford Bancorp, Inc. ................             200                6,966
Mid-State Bancshares .................           1,900               36,670
Mississippi Valley
  Bancshares, Inc. ...................             300               15,519
National Penn Bancshares, Inc. .......           1,560               40,872
NBC Capital Corp. ....................             200                7,600
NBT Bancorp, Inc. ....................           2,948               53,270
Net.B@nk, Inc.* ......................           4,700               54,755
New York Community
  Bancorp, Inc. ......................           9,031              244,740
Northwest Bancorp, Inc. ..............             600                7,926
OceanFirst Financial Corp. ...........           1,800               43,452
Ocwen Financial Corp.* ...............           3,500               19,250
Old Second Bancorp, Inc. .............             400               14,696
Omega Financial Corp. ................             600               21,906
Pacific Capital Bancorp ..............           4,532              108,224
Pacific Northwest Bancorp ............           1,050               32,886
Park National Corp. ..................           1,130               97,180
PFF Bancorp, Inc. ....................           1,500               57,600
Port Financial Corp. .................           1,000               40,090
Prosperity Bancshares, Inc. ..........           2,000               36,438
Provident Bankshares Corp. ...........           3,242               76,803
Quaker City Bancorp, Inc.* ...........             700               28,994
R & G Financial Corp., Class B........           1,600               37,936
Republic Bancorp, Inc. ...............           6,031               90,103
Republic Bancshares, Inc.* ...........           1,000               20,170
Riggs National Corp.
  (Washington D.C.) ..................           2,000               29,820
S & T Bancorp, Inc. ..................           1,960               52,920
Sandy Spring Bancorp, Inc. ...........           1,800               57,870
Santander Bancorp ....................             300                5,115
Seacoast Banking Corp. ...............             600               34,638
Seacoast Financial
  Services Corp.(caret) ..............           3,500               87,745
Second Bancorp, Inc. .................             500               13,650
Silicon Valley Bancshares* ...........           4,500              118,620
Simmons First National Corp.,
  Class A ............................             400               17,036
South Financial Group, Inc.
  (The) ..............................           5,170              115,855





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Southwest Bancorporation of
  Texas, Inc.* .......................           2,900          $   105,038
St. Francis Capital Corp. ............             300                7,437
Staten Island Bancorp, Inc. ..........           6,800              130,560
Sterling Bancorp-NY ..................           1,210               43,197
Sterling Bancshares, Inc., Texas .....           4,875               72,004
Sterling Financial Corp. .............           1,000               24,960
Suffolk Bancorp ......................             900               32,850
Susquehanna Bancshares, Inc. .........           5,100              115,821
SY Bancorp, Inc. .....................             300               12,285
Texas Regional Bancshares, Inc.,
  Class A ............................           1,920               95,249
The People Holding Co. ...............             300               12,300
Tompkins Trustco, Inc. ...............             300               14,610
Troy Financial Corp. .................             945               28,445
Trust Co. of New Jersey ..............           1,600               41,118
Trustco Bank Corp. (New
  York)(caret) .......................           9,183              120,940
UCBH Holdings, Inc. ..................           2,588               98,370
Umpqua Holdings Corp. ................           3,000               55,440
United Bankshares, Inc. ..............           5,200              152,776
United Community Financial
  Corp. ..............................           3,000               28,080
United National Bancorp ..............           2,248               51,704
Unizan Financial Corp. ...............           1,990               42,606
USB Holding Co., Inc. ................             708               14,585
W Holding Co., Inc. ..................           2,500               60,500
Washington Trust Bancorp .............             700               16,583
Waypoint Financial Corp ..............           4,600               89,930
Wesbanco, Inc. .......................           2,200               52,162
West Coast Bancorp (Oregon) ..........           2,300               39,445
Westamerica Bancorp. .................           3,940              155,866
Whitney Holding Corp. ................           4,700              144,478
                                                                -----------
                                                                  8,578,399
                                                                -----------
DIVERSIFIED FINANCIALS (2.2%)
Actrade Financial
  Technologies Ltd.*(caret) ..........           1,200               12,504
Advanta Corp., Class A(caret) ........           2,500               27,150
Affiliated Managers Group, Inc.*......           2,300              141,450
Amcore Financial, Inc. ...............           3,400               78,778
American Financial Holdings,
  Inc. ...............................           2,977               89,072
Boston Private Financial
  Holdings, Inc. .....................           2,300               56,902
CashAmerica International, Inc........           1,900               17,480
Charter Municipal Mortgage
  Acceptance Co. .....................           5,200               92,976
CompuCredit Corp.* ...................           1,188                8,363
Credit Acceptance Corp.* .............           2,100               26,397
Doral Financial Corp. ................           4,500              150,255
DVI, Inc.* ...........................             900               17,370
Federal Agricultural Mortgage
  Corp., Class C*(caret) .............           1,100               29,370
First American Corp.(caret) ..........           8,250              189,750
FNB Corp. ............................           5,217              143,259
Friedman, Billings, Ramsey
  Group, Inc., Class A* ..............           3,000               38,190
Gabelli Asset Management,
  Class A* ...........................             600               21,900
Hudson River Bancorp .................           1,200               32,388
IndyMac Bancorp, Inc.* ...............           6,300              142,884

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Irwin Financial Corp. ..................         1,900         $   38,190
Medallion Financial Corp. ..............         1,700              8,976
Midwest Banc Holdings, Inc. ............           200              5,978
New Century Financial Corp. ............         1,500             52,455
Oriental Financial Group, Inc. .........           686             17,397
Raymond James Financial, Inc.(caret)....         4,500            128,115
Redwood Trust, Inc. ....................         1,000             31,500
SoundView Technology
  Group, Inc.* .........................         7,466             12,692
Student Loan Corp. .....................           500             41,420
SWS Group, Inc.(caret) .................         1,782             34,963
UMB Financial Corp. ....................         2,174            101,895
Westcorp ...............................           960             30,672
WFS Financial, Inc.* ...................           900             24,669
Wintrust Financial Corp.(caret) ........         1,800             62,226
WSFS Financial Corp. ...................           700             18,109
                                                               ----------
                                                                1,896,325
                                                               ----------
INSURANCE (2.7%)
Alfa Corp. .............................         8,000             93,600
American Physicians
  Capital, Inc.* .......................         1,600             29,534
AmerUs Group Co.(caret) ................         4,500            166,950
Argonaut Group, Inc. ...................         1,900             40,698
Baldwin & Lyons, Inc. ..................           600             13,698
Brown & Brown, Inc.(caret) .............         5,000            157,500
CNA Surety Corp. .......................           900             13,095
Commerce Group, Inc. ...................         2,900            114,695
Corvel Corp.*(caret) ...................           450             15,074
Crawford & Co., Class B ................         3,100             25,110
Delphi Financial Group, Inc.,
  Class A ..............................         1,742             75,516
FBL Financial Group, Inc.,
  Class A ..............................         1,074             23,789
Fremont General Corp.(caret) ...........         6,316             26,401
Great American Financial
  Resources, Inc. ......................           700             13,510
Harleysville Group, Inc. ...............         3,400             94,248
Hilb, Rogal & Hamilton Co.(caret) ......         3,000            135,750
Horace Mann Educators Corp. ............         5,200             97,084
Insurance Auto Auctions, Inc.* .........         1,868             36,426
Kansas City Life Insurance Co. .........           600             23,202
Landamerica Financial
  Group, Inc. ..........................         2,200             69,300
Lennox International, Inc.(caret) ......         4,801             86,370
Midland Co. ............................           500             25,235
National Western Life Insurance
  Co., Class A* ........................           100             11,495
Ohio Casualty Corp.* ...................         6,200            129,580
Pico Holdings, Inc.* ...................           800             13,256
PMA Capital Corp., Class A .............         2,300             48,645
Presidential Life Corp. ................         3,000             60,810
ProAssurance Corp.* ....................         2,064             36,326
RLI Corp. ..............................           925             47,175
Scpie Holdings, Inc. ...................         1,000              6,080
Selective Insurance Group, Inc. ........         3,200             90,656
Stancorp Financial Group, Inc. .........         3,104            172,272
State Auto Financial Corp. .............           700             11,480
Stewart Information
  Services Corp.* ......................         1,600             32,880
Triad Guaranty, Inc.* ..................         1,000             43,530





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
UICI* ..................................         4,400          $   88,880
United Fire & Casualty Co. .............           400              15,112
Universal American
  Financial Corp.* .....................         5,500              36,905
Vesta Insurance Group, Inc. ............         3,400              14,552
W.R. Berkley Corp.(caret) ..............         2,400             132,000
Zenith National Insurance Corp..........           500              15,925
                                                                ----------
                                                                 2,384,344
                                                                ----------
INVESTMENT COMPANIES (0.2%)
American Capital Strategies Ltd.........         4,056             111,418
BKF Capital Group, Inc.* ...............           300               8,550
                                                                ----------
                                                                   119,968
                                                                ----------
REAL ESTATE (7.7%)
Alexander's, Inc.* .....................           200              15,360
Alexandria Real Estate
  Equities, Inc. .......................         1,400              69,076
AMLI Residential Properties
  Trust ................................         1,600              41,600
Annaly Mortgage
  Management, Inc. .....................         7,900             153,260
Anthracite Capital, Inc. ...............         4,200              55,650
Associated Estates Realty ..............           300               3,180
Bedford Property Investors, Inc.........         1,800              48,780
Boykin Lodging Co., Inc. ...............         3,300              36,069
Brandywine Realty Trust ................         2,900              75,110
BRE Properties, Inc., Class A ..........         5,600             174,216
Camden Property Trust ..................         4,100             151,823
Capital Automotive REIT ................         2,100              50,106
Capstead Mortgage Corp. ................         1,660              37,350
CBL & Associates
  Properties, Inc. .....................         2,800             113,400
CenterPoint Properties Corp.(caret) ....         2,800             162,428
Chateau Communities, Inc. ..............         2,700              82,620
Chelsea Property Group, Inc. ...........         4,200             140,490
Colonial Properties Trust ..............         1,700              66,215
Commercial Net Lease Realty ............         3,300              52,800
Cornerstone Realty Income
  Trust, Inc. ..........................         5,700              64,410
Cousins Properties, Inc. ...............         3,750              92,850
Crown American Realty Trust ............           800               7,520
Developers Diversified
  Realty Corp. .........................         6,212             139,770
EastGroup Properties ...................         1,600              40,960
Entertainment Properties Trust .........         2,300              56,695
Equity Inns, Inc. ......................         4,500              36,225
Essex Property Trust, Inc. .............         1,600              87,520
Federal Realty Investment Trust.........         4,000             110,840
FelCor Lodging Trust, Inc. .............         3,613              66,299
First Industrial Realty Trust, Inc......         4,600             151,110
Forest City Enterprises, Inc.,
  Class A ..............................         2,650              92,088
Gables Residential Trust ...............         2,100              67,053
Getty Realty Corp. .....................         1,800              36,450
Glenborough Realty Trust, Inc. .........         2,400              56,880
Glimcher Realty Trust ..................         3,100              57,350
Great Lakes Reit, Inc. .................         2,200              41,756
Health Care Reit, Inc. .................         4,000             119,800
Healthcare Realty Trust, Inc. ..........         5,096             163,072
Highwoods Properties, Inc. .............         5,841             151,866

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EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Home Properties of New
  York, Inc. ........................            2,000           $  75,880
HRPT Properties Trust ...............           12,300             108,855
Innkeepers USA Trust ................            3,700              35,446
Insignia Financial Group, Inc.,
  Class A* ..........................            1,333              12,957
Investors Real Estate Trust .........            1,000              10,660
IRT Property Co. ....................            3,500              44,590
JDN Realty Corp.(caret) .............            3,850              48,125
Jones Lang Lasalle, Inc.* ...........            3,700              91,390
JP Realty, Inc. .....................            1,800              47,970
Keystone Property Trust .............            1,800              28,566
Kilroy Realty Corp. .................            2,500              66,875
Koger Equity, Inc. ..................            2,200              42,460
Kramont Realty Trust ................            1,100              17,589
LA Quinta Corp.* ....................           15,750             114,187
LaSalle Hotel Properties Reit .......            2,000              31,500
Lexington Corp. Properties
  Trust Reit ........................            2,200              36,300
LNR Property Corp. ..................            2,800              96,600
Manufactured Home
  Communities, Inc. .................            2,000              70,200
Mid America Apartment
  Communities, Inc. .................            1,100              29,425
Mid-Atlantic Realty Trust ...........              500               8,800
Mills Corp. .........................            2,200              68,200
Mission West Properties, Inc.
  (caret) ...........................              900              10,971
National Golf Properties, Inc. ......            1,900              16,245
National Health Investors, Inc. .....            2,600              41,600
Nationwide Health
  Properties, Inc. ..................            5,400             101,250
Pan Pacific Retail
  Properties, Inc. ..................            2,130              72,803
Parkway Properties, Inc. ............              600              21,828
Penn Real Estate Investment
  Trust .............................            1,200              32,532
Penn Virginia Corp. .................            1,100              42,878
Post Properties, Inc. ...............            3,500             105,560
Prentiss Properties Trust ...........            3,900             123,825
Prime Group Realty Trust ............            2,100              13,671
PS Business Parks, Inc., Class A.....            1,600              55,920
Realty Income Corp. .................            3,900             143,988
Reckson Associates Realty ...........            3,900              97,110
Regency Centers Corp ................            3,000              88,950
RFS Hotel Investors, Inc. ...........            3,300              44,682
Ryland Group, Inc. ..................            2,800             139,300
Saul Centers, Inc. ..................              500              12,950
Senior Housing Properties Trust......            2,000              31,400
Shurgard Storage Centers,
  Class A ...........................            3,300             114,510
SL Green Realty Corp. ...............            2,500              89,125
Sovran Self Storage, Inc. ...........            1,200              41,004
Summit Properties, Inc. .............            3,100              72,385
Sun Communities, Inc. ...............            2,000              83,500
Taubman Center, Inc. ................            3,900              59,475
The Macerich Co. ....................            4,300             133,300
Thornberg Mortgage Asset
  Corp. .............................            3,600              70,848
Town & Country Trust ................            1,700              38,080
Trammell Crow Co.* ..................            1,900              27,455





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
U.S. Restaurant Properties
  Master L.P. .......................           3,400          $   56,338
United Dominion Realty Trust ........          10,800             170,100
Universal Health Realty Income.......           1,500              39,600
Ventas, Inc. ........................           6,100              77,775
Washington Real Estate
  Investment Trust ..................           3,700             106,930
Weingarten Realty Investors .........           5,550             196,470
                                                               ----------
                                                                6,830,980
                                                               ----------
  TOTAL FINANCIALS ..................                          19,839,386
                                                               ----------
HEALTH CARE (10.1%)
BIOTECHNOLOGY (2.0%)
Acacia Research Corp.* ..............           1,975              14,022
Aclara BioSciences, Inc.* ...........           3,900               6,708
Advanced Tissue Sciences, Inc.*......           6,830               9,835
Aksys Ltd.*(caret) ..................           3,000              20,700
Antigenics, Inc.* ...................           1,900              18,715
Applied Molecular
  Evolution, Inc.* ..................           1,900              10,982
Arena Pharmaceuticals, Inc.* ........           2,600              21,840
Arqule, Inc.* .......................           2,100              14,175
Avant
  Immunotherapeutics, Inc.* .........           6,498               7,278
AVI BioPharma, Inc.* ................           2,800               8,232
Avigen, Inc.*(caret) ................           2,500              23,525
Bio-Rad Laboratories, Inc.,
  Class A* ..........................           1,600              72,816
Bio-Technology General Corp.* .......           5,300              31,853
Cambrex Corp.(caret) ................           2,200              88,220
Cell Pathways, Inc.*(caret) .........           2,200               3,300
Cell Therapeutics, Inc.* ............           3,361              18,348
Charles River Laboratories
  International, Inc.*(caret) .......           4,400             154,220
Ciphergen Biosystems, Inc.* .........           2,500               9,175
Cryolife, Inc.*(caret) ..............           1,960              31,478
Curis, Inc.* ........................           4,100               5,002
CV Therapeutics, Inc.*(caret) .......           2,256              42,007
Cytogen Corp.* ......................           6,700               7,169
Decode Genetics, Inc.* ..............           3,500              16,380
Dendreon Corp.* .....................           1,800               3,798
Digene Corp.* .......................           1,400              16,466
Eden Bioscience Corp*(caret) ........           2,900               5,771
EntreMed, Inc.*(caret) ..............           2,700               8,289
Enzo Biochem, Inc.* .................           2,184              31,297
Exact Sciences Corp.* ...............             900              14,373
Exelixis, Inc.* .....................           3,700              27,861
Genelabs Technologies* ..............           5,600              11,256
Genencor International, Inc.*
  (caret) ...........................             600               5,874
Genome Therapeutics Corp.* ..........           2,200               5,082
Genzyme Corp-Genzyme
  Biosurgery Division* ..............           3,100              14,043
Genzyme Molecular Oncology*(caret)...           1,100               2,772
Geron Corp.*(caret) .................           2,700              12,366
GTC Biotherapeutics, Inc.* ..........           3,000               3,780
Hyseq, Inc.*(caret) .................           1,500               3,405
Illumina, Inc.* .....................           1,400               9,408
Immune Response Corp.* ..............           4,300               1,505
Immunomedics, Inc.(caret) ...........           3,900              20,319
Incyte Pharmaceuticals, Inc.* .......           6,800              49,436
Indevus Pharmaceuticals, Inc.* ......           3,800               4,408

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Insmed, Inc.* .......................            2,300         $    3,220
Integra LifeSciences Holdings
  Corp.* ............................            1,300             28,275
InterMune, Inc.*(caret) .............            3,300             69,630
Kendle International, Inc.* .........            1,200             16,320
Landauer, Inc. ......................              600             23,298
Lexicon Genetics, Inc.* .............            3,080             15,058
Martek Biosciences Corp.*(caret) ....            2,168             45,355
Maxygen, Inc.* ......................            3,200             38,333
Nabi Biopharmaceuticals* ............            5,157             27,688
Nanogen, Inc.* ......................            1,800              6,300
Neose Technologies, Inc.* ...........            1,368             14,911
Neurocrine Biosciences, Inc.* .......            2,884             82,627
Neurogen Corp.* .....................            1,500             17,535
Northfield Laboratories, Inc.* ......            1,700              6,817
Onyx Pharmaceuticals, Inc.* .........            2,800             16,156
Orchid BioSciences, Inc.* ...........            4,600              6,072
Organogenesis, Inc.* ................            3,000                600
Paradigm Genetics, Inc.* ............            1,000              1,390
Peregrine Pharmaceuticals, Inc.*.....           11,800             13,806
Regeneration Technologies, Inc.*.....            1,700             10,268
Regeneron Pharmaceuticals,
  Inc.*(caret) ......................            2,900             42,079
Sangamo Biosciences, Inc.* ..........              700              4,116
Sangstat Medical Corp.* .............            2,400             55,152
Sciclone Pharmaceuticals, Inc.* .....            4,153              8,306
Sequenom, Inc.*(caret) ..............            2,400              8,472
SuperGen, Inc.* .....................            2,700             19,602
Targeted Genetics Corp.* ............            2,401              2,593
Telik, Inc.*(caret) .................            2,800             35,000
Texas Biotech Corp.* ................            3,569             13,919
Third Wave Technologies* ............            2,000              4,480
Transgenomic, Inc.*(caret) ..........            1,600              4,032
Transkaryotic Therapies, Inc.*
  (caret)............................            3,200            115,360
TRC Cos., Inc.* .....................            1,050             21,577
TriPath Imaging, Inc.* ..............            3,600             15,732
Tularik, Inc.* ......................            2,200             20,174
US Onconlogy, Inc.* .................           11,258             93,779
V.I. Technologies, Inc.* ............            1,000              3,650
Valentis, Inc.* .....................            2,553              3,421
Vaxgen, Inc.*(caret) ................            1,400              7,756
Vical, Inc.* ........................            2,600             13,728
                                                               ----------
                                                                1,824,076
                                                               ----------
HEALTH CARE EQUIPMENT &
  SERVICES (6.0%)
Abiomed, Inc.*(caret) ...............            2,304             19,536
Accredo Health, Inc.*(caret) ........            3,256            150,232
Advanced Neuromodulation
  Systems, Inc.* ....................            1,000             30,500
Albany Molecular
  Research, Inc.* ...................            2,400             50,736
Align Technology, Inc.*(caret) ......            2,200              8,890
Allscripts Healthcare
  Solutions, Inc.*(caret) ...........            3,800             14,212
American Healthways, Inc.*(caret) ...            1,550             27,590
American Medical Systems
  Holdings, Inc.* ...................            3,800             76,228
AmeriPath, Inc.* ....................            3,300             79,200
Amsurg Corp.*(caret) ................            2,500             65,650
Apria Healthcare Group, Inc.* .......            4,100             91,840
Arrow International, Inc. ...........            1,500             58,575





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Arthrocare Corp.* ...................            2,600         $   33,436
Aspect Medical Systems, Inc.* .......              800              2,880
ATS Medical, Inc.* ..................            3,449              1,897
Beverly Enterprises, Inc.* ..........            9,900             75,339
Biosite Diagnostics, Inc.*(caret) ...            1,356             38,171
Britesmile, Inc.*(caret) ............            1,800              4,266
Bruker Daltonics, Inc.* .............            5,300             20,935
Cardiodynamics International
  Corp.* ............................            3,729             13,872
Cell Genesys, Inc.*(caret) ..........            3,800             51,258
Cerus Corp.* ........................            1,228             41,605
Closure Medical Corp.* ..............              800             11,200
COBALT Corp. ........................              700             15,960
Cole National Corp.* ................              700             13,300
Computerized Thermal
  Imaging, Inc.* ....................            4,600              2,898
Conceptus, Inc.* ....................            1,500             24,735
Conmed Corp.* .......................            3,000             66,990
Cooper Cos., Inc. ...................            1,400             65,940
Covance, Inc.*(caret) ...............            6,300            118,125
Coventry Health Care, Inc.* .........            6,800            193,256
Cyberonics* .........................            2,100             27,550
Datascope Corp. .....................            1,500             41,460
Diagnostic Products Corp. ...........            2,200             81,400
Dianon Systems, Inc.* ...............            1,061             56,679
Diversa Corp.* ......................            3,400             33,830
Dyax Corp.* .........................            2,100              8,190
Dynacq International, Inc.*(caret) ..              900             12,681
Eclipsys Corp.*(caret) ..............            4,500             29,516
Edwards Lifesciences Corp* ..........            6,293            145,998
Endocare, Inc.*(caret) ..............            1,556             20,555
First Consulting Group, Inc.* .......            2,300             19,780
Fisher Scientific
  International, Inc.* ..............            6,300            176,400
Gene Logic, Inc.* ...................            2,700             37,800
Gentiva Health Services, Inc. .......            2,500             22,475
Haemonetics Corp.* ..................            2,000             58,400
Harvard Bioscience, Inc.* ...........            1,300              7,267
HealthExtras, Inc.* .................            2,300             11,661
Hooper Holmes, Inc. .................            6,500             52,000
I-Stat Corp.*(caret) ................            1,992              7,092
ICU Medical, Inc.* ..................            1,300             40,170
Idexx Laboratories, Inc.*(caret) ....            4,100            105,739
Igen International, Inc.* ...........            1,400             44,100
Ilex Oncology, Inc.* ................            3,761             52,992
Impath, Inc.*(caret) ................            1,800             32,310
Inamed Corp.* .......................            1,592             42,538
Intuitive Surgical, Inc.* ...........            3,300             27,951
Invacare Corp. ......................            2,000             74,000
LifePoint Hospitals, Inc.*(caret) ...            4,100            148,871
Luminex Corp.* ......................            2,600             19,526
Magellan Health Services, Inc.* .....            1,900              1,900
Med-Design Corp.*(caret) ............            1,300             16,822
MedQuist, Inc.* .....................            1,188             31,636
Mentor Corp. ........................            2,500             91,772
Microvision, Inc.*(caret) ...........            1,680              8,786
Mid Atlantic Medical
  Services, Inc.* ...................            5,500            172,425
Mine Saftey Appliances Co. ..........              700             28,000
Molecular Devices Corp.* ............            2,000             35,600
Napro Biotherapeutics, Inc.*(caret) .            3,700             24,272

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EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Neopharm, Inc.*(caret) ...............           1,630          $   20,489
North American Scientific* ...........           1,100              11,242
Novoste Corp.* .......................           2,300              10,626
Ocular Sciences, Inc.* ...............           1,800              47,700
Option Care, Inc.* ...................           1,500              20,610
OraSure Technologies, Inc.* ..........           3,600              23,400
PacifiCare Health Systems, Inc.*......           3,100              84,320
Parexel International Corp.* .........           3,400              47,294
Pediatrix Medical Group, Inc.*(caret).           2,100              52,500
PolyMedica Corp.*(caret) .............             665              16,984
Possis Medical, Inc.* ................           2,200              27,168
Province Healthcare Co.*(caret) ......           4,900             109,564
PSS World Medical, Inc.* .............           7,400              59,940
RehabCare Group, Inc.*(caret) ........           1,500              36,045
Renal Care Group, Inc.* ..............           5,150             160,422
Respironics, Inc.* ...................           3,400             115,770
Select Medical Corp.*(caret) .........           1,500              23,490
Serologicals Corp.* ..................           2,400              43,896
Sierra Health Services, Inc.* ........           3,200              71,520
SonoSite, Inc.* ......................           1,580              22,799
Specialty Laboratories* ..............           1,200              10,080
SRI/Surgical Express, Inc.*(caret) ...             600               7,488
Stericycle, Inc.* ....................           3,400             120,394
Steris Corp.* ........................           6,900             131,859
Stewart Enterprises, Inc. ............           9,500              60,515
Sunrise Assisted Living, Inc.*
  (caret).............................           1,900              50,920
Sybron Dental Specialties, Inc.* .....           4,500              83,250
Syncor International Corp.--
  Del* ...............................           2,000              63,000
Tanox, Inc.* .........................           2,200              23,826
Techne Corp.*(caret) .................           4,500             126,990
Theragenics Corp.* ...................           3,400              28,662
Thoratec Corp.*(caret) ...............           4,055              36,454
United Therapeutics Corp.*(caret) ....           2,080              25,709
Urologix, Inc.* ......................           1,700              21,743
US Physical Therapy, Inc.* ...........           1,050              21,326
Vasomedical, Inc.* ...................           5,000              13,250
Ventana Medical Systems, Inc.* .......           1,600              35,120
Ventiv Health, Inc.* .................           2,700               7,614
Visx, Inc.* ..........................           5,000              54,500
Vital Signs, Inc. ....................             700              25,305
Zoll Medical Corp.* ..................           1,000              32,530
                                                                ----------
                                                                 5,305,710
                                                                ----------
PHARMACEUTICALS (2.1%)
aaiPharma, Inc.* .....................           1,400              31,472
Adolor Corp.* ........................           3,600              40,536
Alexion Pharmaceuticals, Inc.* .......           2,180              33,027
Alpharma, Inc., Class A(caret) .......           3,700              62,826
Amylin Pharmaceuticals, Inc.*(caret) .           7,298              79,840
Aphton Corp.*(caret) .................           1,992              14,940
Ariad Pharmaceuticals, Inc.* .........           3,100              12,896
Array Biopharma, Inc.* ...............           2,100              20,244
Atrix Labs, Inc.*(caret) .............           2,200              48,950
AVANIR Pharmaceuticals,
  Class A* ...........................           5,000               6,500
BioMarin Pharmaceuticals, Inc.*.......           3,768              19,665
Biopure Corp.*(caret) ................           1,420              10,863
Bone Care International, Inc.* .......             700               3,662
Cima Labs, Inc.* .....................           1,600              38,592
Columbia Laboratories, Inc.* .........           2,600              15,600
Connetics Corp.* .....................           3,877              50,087





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Corixa Corp.*(caret) .................            4,604         $   31,537
Corvas International, Inc.* ..........            4,000              8,600
Cubist Pharmaceuticals, Inc.* ........            2,749             25,868
Cygnus, Inc.* ........................            5,700             11,514
Delta & Pine Land Co. ................            3,200             64,320
Durect Corp.* ........................            1,500             12,000
Dusa Pharmaceuticals, Inc.* ..........            2,100              6,090
Emisphere Technologies, Inc.* ........            2,068              8,499
Endo Pharmaceuticals
  Holdings, Inc.* ....................            2,700             18,900
Esperion Therapeutics, Inc.* .........            2,600             14,118
First Horizon Pharmaceutical
  Corp.*(caret) ......................            1,250             25,863
Genaissance Pharmaceuticals* .........            1,300              1,716
Genta, Inc.*(caret) ..................            2,300             19,067
Guilford Pharmaceuticals, Inc.* ......            3,600             27,144
Immunogen, Inc.* .....................            3,729             10,031
Impax Laboratories, Inc.*(caret) .....            2,600             19,474
Inkine Pharmaceutical Co.* ...........            4,300              3,655
Inspire Pharmaceuticals, Inc.* .......            3,000             11,550
Isis Pharmaceuticals, Inc.*(caret) ...            4,000             38,040
K-V Pharmaceutical Co.,
  Class B*(caret) ....................            2,400             63,000
KOS Pharmaceuticals, Inc.*(caret) ....              800             16,280
Kosan Biosciences, Inc.* .............            2,000             17,420
LA Jolla Pharmaceutical Co.* .........            3,500             21,875
Ligand Pharmaceuticals, Inc.,
  Class B* ...........................            4,800             69,600
Maxium Pharmaceuticals, Inc.* ........            3,120             10,078
MGI Pharma, Inc.* ....................            3,300             23,298
Miravant Medical Technologies*........            2,032              1,077
Novavax, Inc.* .......................            2,600             11,076
Noven Pharmaceuticals, Inc.* .........            2,700             68,850
NPS Pharmaceuticals, Inc.*(caret) ....            2,784             42,651
Pain Therapeutics, Inc.* .............            2,200             18,392
Penwest Pharmaceuticals Co.* .........            1,700             33,150
Perrigo Co.* .........................            7,300             94,900
Pharmaceutical Resources, Inc.*.......            1,800             50,004
Pharmacopeia, Inc.* ..................            3,100             26,409
Pharmacyclics, Inc.*(caret) ..........            2,400             10,656
Pozen, Inc.* .........................            1,400              7,252
Praecis Pharmaceuticals, Inc.* .......            7,200             25,056
Progenics Pharmaceuticals, Inc.*......            1,000             12,290
Ribozyme Pharmaceuticals, Inc.*.......            2,400              3,312
Rigel Pharmaceuticals, Inc.* .........            1,900              6,935
Scios, Inc.*(caret) ..................            4,900            149,989
Support.com, Inc.* ...................            3,600              9,972
The Medicines Co.* ...................            2,700             33,291
Titan Pharmaceuticals, Inc.* .........            2,096              7,022
Triangle Pharmaceuticals, Inc.* ......            3,900             10,569
Trimeris, Inc.*(caret) ...............            1,932             85,761
Versicor, Inc.* ......................            1,900             25,555
Vion Pharmaceuticals, Inc.* ..........            2,000                780
Viropharma, Inc.* ....................            3,300              4,719
West Pharmaceutical
  Services, Inc. .....................              757             24,292
                                                                ----------
                                                                 1,833,197
                                                                ----------
  TOTAL HEALTH CARE ..................                           8,962,983
                                                                ----------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
INDUSTRIALS (16.3%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp. .............................           2,650          $   27,030
Aeroflex, Inc.* .......................           6,350              44,132
Alliant Techsystems, Inc.* ............           3,666             233,891
Armor Holdings, Inc.*(caret) ..........           2,304              58,752
BE Aerospace, Inc.*(caret) ............           2,800              36,904
Curtiss-Wright Corp. ..................           1,200              96,000
DRS Technologies, Inc.* ...............           1,600              68,400
Gencorp, Inc.(caret) ..................           3,700              52,910
Heico Corp.(caret) ....................             800              11,216
Heico Corp., Class A ..................              50                 560
Hexcel Corp.* .........................           2,800              12,180
Innovative Solutions &
  Support, Inc.* ......................           1,300               9,750
Kaman Corp., Class A ..................           1,900              31,844
Moog, Inc., Class A* ..................           1,982              84,988
Orbital Sciences Corp.*(caret) ........           4,900              39,053
Sequa Corp., Class A* .................             500              32,695
Teledyne Technologies, Inc.* ..........           3,168              65,736
Titan Corp.*(caret) ...................           7,300             133,517
United Industrial Corp. ...............           1,800              39,330
                                                                 ----------
                                                                  1,078,888
                                                                 ----------
AIR FREIGHT & COURIERS (0.2%)
Airborne, Inc. ........................           5,000              96,000
EGL, Inc.*(caret) .....................           3,500              59,360
                                                                 ----------
                                                                    155,360
                                                                 ----------
AIRLINES (0.3%)
Airtran Holdings, Inc.* ...............           5,800              31,030
Alaska Air Group, Inc.* ...............           2,600              67,860
Atlantic Coast Airlines Holdings,
  Inc.* ...............................           4,400              95,480
Atlas Air Worldwide Holdings,
  Inc.* ...............................           2,000               7,400
Frontier Airlines, Inc.*(caret) .......           3,600              29,268
Mesa Air Group, Inc.* .................           4,000              36,800
Mesaba Holdings, Inc.* ................           2,100              12,327
Midwest Express Holdings, Inc.*........           1,150              15,180
                                                                 ----------
                                                                    295,345
                                                                 ----------
BUILDING PRODUCTS (1.1%)
Building Material Holding
  Corp.* ..............................           2,000              28,740
Centex Construction
  Products, Inc. ......................             500              18,200
Corrections Corp. of America* .........           3,019              52,228
Elcor Corp. ...........................           2,500              68,375
Florida Rock Industries, Inc. .........           2,400              85,944
Griffon Corp.* ........................           3,300              59,730
LSI Industries, Inc. ..................           2,000              36,740
Monaco Coach Corp.* ...................           2,550              54,315
NCI Building Systems, Inc.* ...........           1,400              24,920
Nortek, Inc.* .........................           1,200              54,120
NVR, Inc.*(caret) .....................             700             226,100
Oglebay Norton Co. ....................             500               6,390
Simpson Manufacturing Co.,
  Inc.* ...............................             800              45,704
SurModics, Inc.*(caret) ...............           1,500              38,985
Trex Co., Inc.* .......................             600              18,840
York International Corp. ..............           4,044             136,647
                                                                  ----------
                                                                    955,978
                                                                  ----------




                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
COMMERCIAL SERVICES & SUPPLIES (4.7%)
ABM Industries, Inc. ...................           4,600       $   79,856
ADE Corp.* .............................             540            6,183
Administaff, Inc.*(caret) ..............           2,200           22,000
Ambassadors International, Inc.*........           1,900           19,114
American States Water Co. ..............           1,050           27,825
AnswerThink, Inc.* .....................           4,900           18,571
Arbitron, Inc.* ........................           3,000           93,600
Banta Corp. ............................           2,900          104,110
Bowne & Co., Inc. ......................           3,100           45,694
Brady Corp., Class A ...................           1,700           59,500
Bright Horizons Family
  Solutions, Inc.* .....................           1,500           49,665
CACI International, Inc.,
  Class A* .............................           2,300           87,837
Cadiz, Inc.*(caret) ....................           4,900           41,645
Calgon Carbon Corp. ....................           2,600           21,840
California Water Service Group .........           1,000           25,200
Career Education Corp.* ................           4,600          207,000
Casella Waste Systems, Inc.* ...........           2,500           30,025
CDI Corp.* .............................           1,400           45,570
Central Parking Corp. ..................           2,201           50,286
Century Business Services, Inc.*........           8,600           28,027
Clark/Bardes, Inc.*(caret) .............           1,000           22,840
Coinstar, Inc.* ........................           2,600           63,570
Consolidated Graphics, Inc.* ...........             700           13,300
Corinthian Colleges, Inc.* .............           1,400           47,446
CoStar Group, Inc.* ....................           1,700           34,901
CPI Corp. ..............................             700           13,643
DiamondCluster International,
  Inc., Class A*(caret) ................           3,700           22,126
Edison Schools, Inc.* ..................           2,400            2,280
Education Management Corp.* ............           2,700          109,971
Encompass Services Corp.* ..............           7,786            4,438
EPIQ Systems, Inc.* ....................           1,050           17,871
Financial Federal Corp.* ...............           1,200           39,720
Forrester Research, Inc.* ..............           1,800           34,918
G&K Services, Inc., Class A ............           2,500           85,600
Global Payments, Inc. ..................           3,686          109,658
Heidrick & Struggles, Inc.*(caret) .....           2,400           47,928
ICT Group, Inc.* .......................             400            7,268
Information Resources, Inc.* ...........           3,200           30,045
ITT Educational Services, Inc.*(caret)..           4,800          104,640
Kelly Services, Inc., Class A ..........           2,200           59,422
Key3Media Group, Inc.* .................           2,150              989
kforce.com, Inc.* ......................           3,340           19,873
Korn/Ferry International* ..............           3,692           33,597
Kroll, Inc.* ...........................           1,700           35,666
Labor Ready, Inc.* .....................           3,650           21,353
Lydall, Inc.* ..........................           1,100           16,775
Mail-Well, Inc.* .......................           3,064           15,933
Maximus, Inc.*(caret) ..................           1,100           34,870
Memberworks, Inc.*(caret) ..............           1,400           25,942
Mobile Mini, Inc.*(caret) ..............           1,468           25,103
MPS Group, Inc.* .......................           9,217           78,345
National Processing, Inc.* .............             900           23,220
National Service Industries,
  Inc.(caret) ..........................           2,406           21,654
Navigant International, Inc.* ..........           2,000           30,940
NCO Group, Inc.*(caret) ................           1,800           39,204
New England Business
  Services, Inc. .......................           1,000           25,140

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
New Horizons Worldwide, Inc.*........            300           $     3,057
On Assignment, Inc.* ................          2,500                44,500
Paxar Corp.* ........................          3,300                55,275
Pegasus Solutions, Inc.*(caret) .....          3,150                55,125
Philadelphia Suburban Corp. .........          6,600               133,320
Pittston Brink's Group ..............          5,572               133,728
Plexus Corp.* .......................          4,400                79,640
Prepaid Legal Services, Inc.*
  (caret) ...........................          1,400                27,860
PRG-Schultz International,
  Inc.*(caret) ......................          6,000                73,860
Probusiness Services, Inc.* .........          2,350                34,237
QRS Corp.* ..........................          1,600                12,464
Quixote Corp. .......................          1,200                20,340
Renaissance Learning, Inc.*(caret) ..          1,000                20,220
Rent-A-Center, Inc.* ................            600                34,806
Rent-Way, Inc.* .....................          3,276                42,424
Resources Connection, Inc.* .........            800                21,592
Right Management Consultants*........          1,350                35,504
Rollins, Inc. .......................          1,800                36,612
S 1 Corp.*(caret) ...................          6,700                49,513
Sitel Corp.* ........................          4,600                14,536
SOURCECORP, Inc.* ...................          1,800                47,700
Spherion Corp.* .....................          6,080                72,352
SPSS, Inc.* .........................          1,500                23,310
Startek, Inc.* ......................            600                16,044
Strayer Education, Inc. .............            600                38,160
Sylvan Learning Systems, Inc.* ......          3,100                61,814
Syntel, Inc.* .......................            700                 8,652
Tejon Ranch Co.* ....................            700                22,820
Tetra Tech, Inc.*(caret) ............          5,015                73,721
Tetra Technologies, Inc.* ...........          1,700                45,135
Transmontaigne, Inc.* ...............          2,100                12,705
Unifirst Corp. ......................            500                12,650
URS Corp.* ..........................          1,900                53,200
Volt Infomation Sciences, Inc.* .....            600                14,694
Wallace Computer Services, Inc.......          4,600                98,900
Waste Connections, Inc.* ............          3,200                99,968
Watson Wyatt & Co. Holdings* ........          1,300                31,486
Werner Enterprises, Inc. ............          4,166                88,777
                                                               -----------
                                                                 4,134,438
                                                               -----------
CONSTRUCTION & ENGINEERING (1.3%)
Ameron International Corp. ..........            500                36,125
Apogee Enterprises, Inc. ............          3,700                53,132
Dycom Industries, Inc.* .............          4,733                55,329
EMCOR Group, Inc.*(caret) ...........          1,000                58,700
Furniture Brands
  International, Inc.*(caret) .......          5,900               178,475
Harsco Corp. ........................          4,600               172,500
Hovnanian Enterprises, Inc.,
  Class A*(caret) ...................          1,600                57,408
Insituform Technologies*(caret) .....          2,600                55,068
Kaydon Corp. ........................          3,200                75,552
M/I Schottenstein Homes, Inc.
  (caret)............................           1,600                60,288
MDC Holdings, Inc. ..................          2,036               105,872
Palm Harbor Homes, Inc.* ............          1,500                29,788
Skyline Corp. .......................            500                16,500
Thomas Industries, Inc. .............          1,300                37,440
USG Corp.*(caret) ...................          4,600                32,890
Walter Industries, Inc. .............          3,800                50,730
Watts Industries, Inc., Class A .....          2,000                39,700
                                                               -----------
                                                                 1,115,497
                                                               -----------





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
ELECTRICAL EQUIPMENT (1.7%)
Acuity Brands, Inc. .................              4,425       $    80,535
Advanced Energy
  Industries, Inc.*(caret) ..........              1,900            42,142
Ametek, Inc. ........................              3,500           130,375
Artisan Components, Inc.* ...........              1,800            16,200
Barnes Group, Inc. ..................              1,300            29,770
Belden, Inc. ........................              2,400            50,016
Benchmark Electronics, Inc.* ........              2,400            69,600
C&D Technology, Inc. ................              2,600            46,852
Catalytica Energy Systems* ..........              2,800             8,848
EDO Corp.(caret) ....................              1,100            31,350
Electroglas, Inc.* ..................              2,800            28,000
Encore Wire Corp.* ..................                900            12,807
ESCO Technologies, Inc.* ............              1,352            47,320
Esterline Technologies Corp.* .......              1,900            43,130
Excel Technology, Inc.* .............              1,192            25,032
FEI Co.*(caret) .....................              1,544            37,844
Flir Systems, Inc.* .................              1,200            50,364
General Cable Corp. .................              3,350            21,105
Genlyte Group, Inc.* ................              1,600            65,008
GrafTech International Ltd.* ........              6,300            77,490
Ii-Vi, Inc.* ........................              1,400            20,678
MKS Instruments, Inc.*(caret) .......              3,020            60,611
Power Integrations, Inc.* ...........              2,700            48,327
Research Frontiers, Inc.*(caret) ....              1,180            17,536
Roanoke Electric Steel Corp. ........                600             9,264
Stoneridge, Inc.* ...................              1,000            18,700
Thomas & Betts Corp.(caret) .........              6,500           120,900
Universal Display Corp.*(caret) .....              2,256            18,725
Varian Semiconductor
  Equipment Associates, Inc.*(caret).              3,500           118,755
Varian, Inc.* .......................              3,500           115,325
Vicor Corp.* ........................              2,500            17,475
                                                               -----------
                                                                 1,480,084
                                                               -----------
HIGHWAYS & RAILTRACKS (0.1%)
Florida East Coast Industries,
  Inc., Class A .....................              2,200            55,660
                                                               -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Chemed Corp. ........................              1,200            45,228
Matthews International Corp.,
  Class A ...........................              2,800            65,380
Myers Industries, Inc. ..............              1,464            25,093
Penn Engineering & MFG Corp..........                776            13,518
SPS Technologies, Inc.* .............              1,200            45,804
                                                               -----------
                                                                   195,023
                                                               -----------
MACHINERY (3.2%)
Advanced Marketing Services .........              1,900            34,770
Agco Corp. ..........................              7,200           140,400
Albany International Corp. ..........              1,950            52,474
Applied Industrial
  Technologies, Inc. ................              1,400            27,300
AptarGroup, Inc. ....................              3,764           115,743
Astec Industries, Inc.* .............              2,300            37,007
Asyst Technologies, Inc.*(caret) ....              3,700            75,295
Baldor Electric Co. .................              2,600            65,520
Briggs & Stratton Corp.(caret) ......              2,368            90,789
Circor International, Inc. ..........                500             8,575
Cognex Corp.* .......................              3,600            72,180
Donaldson Co., Inc. .................              4,700           164,688

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)




                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Flow International Corp.* ...........           1,900          $   12,804
Flowserve Corp.* ....................           5,700             169,860
Franklin Electric Co., Inc. .........           1,200              56,484
Gardner Denver, Inc.* ...............           1,300              26,000
Gorman-Rupp Co. .....................             400              12,600
Graco, Inc. .........................           5,662             142,343
Idex Corp. ..........................           3,400             113,900
JLG Industries, Inc. ................           5,300              74,359
Kadant, Inc.* .......................           1,660              27,390
Kennametal, Inc. ....................           3,800             139,080
Kulicke & Soffa Industries* .........           5,100              63,189
Ladish Company, Inc.* ...............           1,500              18,300
Lincoln Electric Holdings, Inc. .....           3,900             104,910
Lindsay Manufacturing Co. ...........             750              17,363
Manitowoc Co., Inc. .................           2,900             102,921
Milacron, Inc.(caret) ...............           2,200              22,330
Nacco Industries, Inc., Class A .....             700              40,670
Osmonics, Inc.* .....................             600               9,540
Regal Beloit Corp. ..................           2,600              63,206
Robbins & Myers, Inc.(caret) ........             500              13,125
Satcon Technology Corp.*(caret) .....           1,992               3,187
Sauer-Danfoss, Inc. .................           1,088              12,142
Smith (A.O.) Corp. ..................           1,450              45,255
Stewart & Stevenson
  Services, Inc. ....................           3,400              60,316
Surebeam Corp., Class A* ............           1,600               8,736
Tecumseh Products Co., Class A.......           1,956             103,824
Tennant Co. .........................             800              31,680
Terex Corp.* ........................           4,500             101,205
Timken Co.(caret) ...................           5,700             127,281
Trinity Industries, Inc.(caret) .....           5,100             105,672
Unova, Inc.* ........................           4,100              26,609
Wabash National Corp.(caret) ........           2,500              25,000
Wabtec Corp. ........................           3,286              46,826
Wolverine Tube, Inc.* ...............             600               4,530
Woodward Governor Co. ...............           1,000              59,120
                                                             ------------
                                                                2,876,498
                                                             ------------
MARINE (0.4%)
Alexander & Baldwin, Inc. ...........           5,100             130,203
Gulfmark Offshore, Inc.* ............             800              33,128
Kirby Corp.* ........................           1,875              45,844
Overseas Shipholding
  Group, Inc. .......................           2,900              61,132
Philadelphia Consolidated
  Holdings Corp.* ...................           1,600              72,544
                                                             ------------
                                                                  342,851
                                                             ------------
MARINE PORTS & SERVICES (0.0%)
Horizon Offshore, Inc.* .............           1,800              15,192
Trico Marine Services, Inc.* ........           3,425              23,256
                                                             ------------
                                                                   38,448
                                                             ------------
RAILROADS (0.3%)
Kansas City Southern
  Industries, Inc.* .................           6,100             103,700
Railamerica, Inc.* ..................           4,000              43,280
USFreightways Corp. .................           2,700             102,249
                                                             ------------
                                                                  249,229
                                                             ------------





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
TRADING COMPANIES &
  DISTRIBUTORS (0.2%)
Southeby's Holdings, Inc.,
  Class A* ..........................            2,496         $     35,568
United Stationers, Inc.* ............            3,700              112,480
Watsco, Inc. ........................            1,400               25,550
                                                               ------------
                                                                    173,598
                                                               ------------
TRUCKING (1.4%)
Amerco, Inc.* .......................              900               13,311
Arkansas Best Corp.* ................            2,728               69,510
BorgWarner, Inc.(caret) .............            2,816              162,652
Consolidated Freightways Corp.*......            1,500                4,905
Covenant Transport, Inc.,
  Class A* ..........................              500               10,625
Dollar Thrifty Automotive
  Group, Inc.*(caret) ...............            2,600               67,340
Electro Rent Corp.* .................              900               11,691
Forward Air Corp.* ..................            1,900               62,282
Heartland Express, Inc.* ............            2,656               63,558
Hunt (JB) Transport
  Services, Inc.* ...................            1,700               50,184
Interpool, Inc. .....................            1,100               18,986
Knight Transportation, Inc.* ........            2,337               54,195
Landstar System, Inc.* ..............            1,000              106,850
Oshkosh Truck Corp. .................            2,000              118,220
Roadway Corp.(caret) ................            1,600               57,488
Ryder System, Inc.(caret) ...........            5,565              150,756
Sports Resorts
  International, Inc.* ..............            1,700                9,180
Swift Transportation Co., Inc.*
  (caret)............................            6,020              140,266
Yellow Corp.* .......................            2,800               90,720
                                                               ------------
                                                                  1,262,719
                                                               ------------
  TOTAL INDUSTRIALS .................                            14,409,616
                                                               ------------
INFORMATION TECHNOLOGY (12.7%)
APPLICATION SOFTWARE (1.9%)
3DO Co. (The)*(caret) ...............            5,400                3,133
Activision, Inc.* ...................            3,800              110,428
Actuate Corp.* ......................            4,900               22,050
Agile Software Corp.* ...............            2,900               21,083
AremisSoft Corp.* ...................            1,656                  381
Aspen Technologies, Inc.*(caret) ....            3,200               26,688
Blue Martini Software, Inc.* ........            4,500                3,960
Borland Software Corp.*(caret) ......            5,566               57,330
Bsquare Corp.* ......................            2,300                5,198
Cadence Design Systems, Inc.* .......              462                7,448
Caminus Corp.* ......................            1,200                6,996
Convera Corp.* ......................            1,000                2,430
Datastream Systems, Inc.* ...........            2,300               16,330
Digitalthink, Inc.* .................            3,200                4,480
Documentum, Inc.*(caret) ............            3,900               46,800
E.piphany, Inc.* ....................            6,500               28,535
Embarcadero Technologies, Inc.*......            1,400                8,652
Engineered Support Systems ..........            1,000               52,300
EXE Technologies, Inc.* .............            2,200                2,464
FalconStor Software, Inc.*(caret) ...            4,100               17,343
GlobalSCAPE, Inc.* ..................              273                   63
HNC Software, Inc.* .................            3,700               61,790

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Hyperion Solutions Corp.* ...........             3,980           $   72,585
Infogrames, Inc.* ...................               980                2,675
Intelidata Technologies Corp.* ......             5,077                6,752
Interactive Intelligence, Inc.* .....               400                1,348
Intertrust Technologies Corp.* ......             6,026               18,138
Intervoice-Brite, Inc.*(caret) ......             3,300                4,719
J.D. Edwards & Co.* .................            11,200              136,080
JDA Software Group, Inc.* ...........             2,450               69,237
Kana Software, Inc.*(caret) .........             1,720                6,880
Keane, Inc.* ........................             6,100               75,640
Liberate Technologies, Inc.* ........            11,100               29,293
Macromedia, Inc.*(caret) ............             6,300               55,881
Mapinfo Corp.* ......................             1,938               17,636
Maxwell Technologies, Inc.* .........             1,600               13,952
MetaSolv, Inc.* .....................             3,600               14,148
Micros Systems, Inc.* ...............             2,100               58,191
MicroStrategy, Inc.* ................             4,800                2,400
Moldflow Corp.* .....................             1,100                8,668
MRO Software, Inc.* .................             1,800               20,484
Netegrity, Inc.*(caret) .............             3,066               18,887
NetIQ Corp.* ........................             4,380               99,119
Onyx Software Corp.* ................             3,700               12,506
Opnet Technologies, Inc.* ...........             1,500               13,440
Packeteer, Inc.* ....................             2,400               10,608
PLATO Learning, Inc.*(caret) ........             2,066               20,391
Portal Software, Inc.* ..............            11,900                8,925
Red Hat, Inc.* ......................             3,200               18,784
Register.com* .......................             2,600               19,812
Roxio, Inc.* ........................             2,000               14,400
Serena Software, Inc.* ..............             1,450               19,861
Systems & Computer Tech
  Corp.* ............................             3,801               51,365
Take-Two Interactive Software*
  (caret)............................             3,900               80,301
THQ, Inc.*(caret) ...................             4,150              123,753
VA Software Corp.* ..................             4,700                4,700
Vastera, Inc.*(caret) ...............             2,700               11,853
Verity, Inc.* .......................             3,200               35,488
X-Rite, Inc. ........................             1,000                8,600
                                                                  ----------
                                                                   1,693,382
                                                                  ----------
COMPUTER HARDWARE (0.3%)
Concurrent Computer Corp.* ..........             6,400               29,760
Handspring, Inc.*(caret) ............             2,300                4,002
Hutchinson Technology, Inc.*(caret) .             3,100               48,484
Intergraph Corp.*(caret) ............             5,500               95,921
MCSi, Inc.*(caret) ..................             2,500               28,098
SBS Technologies, Inc.* .............             2,056               25,184
SCM Microsystems, Inc.* .............             1,900               25,422
Xybernaut Corp.* ....................             5,400                2,970
                                                                  ----------
                                                                     259,841
                                                                  ----------
COMPUTER STORAGE & PERIPHERALS (0.5%)
Advanced Digital Information
  Corp.* ............................             6,300               53,109
Cubic Corp. .........................             1,400               33,180
FactSet Research Systems, Inc.(caret)             2,200               65,494
InFocus Corp.* ......................             4,000               47,120
Integral Systems, Inc./Md* ..........               700               15,274
Iomega Corp.* .......................             5,940               76,329
Nanometrics, Inc.* ..................             1,200               19,055
Presstek, Inc.*(caret) ..............             3,900               15,600
Read-Rite Corp.* ....................            11,900                5,712





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Stratos Lightwave, Inc.* ............             9,331           $   14,929
Western Digital Corp.* ..............            20,100               65,325
                                                                  ----------
                                                                     411,127
                                                                  ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.2%)
Active Power, Inc.* .................             4,500               16,245
Anadigics, Inc.* ....................             3,300               27,192
Analogic Corp. ......................               900               44,253
Anixter International, Inc.* ........             2,700               63,450
Armstrong Holdings, Inc.*(caret) ....             5,384                9,637
Artesyn Technologies, Inc.* .........             4,600               29,813
Avid Technology, Inc.* ..............             3,200               29,632
Avocent Corp.* ......................             4,944               78,708
Barra, Inc.* ........................             1,450               53,911
BEI Technologies, Inc. ..............             1,500               17,175
Bel Fuse, Inc., Class B .............               892               24,129
Caliper Technologies Corp.*(caret) ..             2,600               21,710
Checkpoint Systems, Inc.*(caret) ....             3,400               39,780
Coherent, Inc.*(caret) ..............             3,400              100,433
Cohu, Inc. ..........................             2,700               46,656
CoorsTek, Inc.* .....................             1,200               37,092
CTS Corp. ...........................             3,200               38,528
Daktronics, Inc.* ...................             1,900               18,696
DDI Corp.* ..........................             6,116                6,110
Digimarc Corp.* .....................             1,304               13,548
Dionex Corp.* .......................             2,500               66,975
DSP Group, Inc.* ....................             3,000               58,800
Duraswitch Industries, Inc.* ........               900                6,849
Electro Scientific
  Industries, Inc.*(caret) ..........             2,800               68,040
Emcore Corp.* .......................             3,000               18,000
FSI International, Inc.* ............             3,400               25,398
Identix Corp.* ......................             3,900               28,466
Integrated Electrical
  Services, Inc.* ...................             3,700               23,125
Ionics, Inc.* .......................             1,900               46,075
ITC DeltaCom, Inc.*(caret) ..........             4,400                  264
Itron, Inc.* ........................             1,600               41,968
Keithley Instruments, Inc. ..........               600                8,664
LeCroy Corp.* .......................               500                5,950
Magnetek, Inc.* .....................             2,100               20,790
Measurement Specialties,
  Inc.*++(caret) ....................             1,600                4,800
Mechanical Technology, Inc.* ........             2,400                2,592
MEMC Electronic
  Materials, Inc.* ..................             4,000               19,600
Merix Corp.* ........................             1,900               16,302
Microtune, Inc.*(caret) .............             3,000               26,730
Nordson Corp. .......................             3,100               76,446
NU Horizons Electronics Corp.*.......             2,100               17,409
Park Electrochemical Corp. ..........             1,800               47,700
ParkerVision, Inc.*(caret) ..........             1,100               21,098
Pemstar, Inc.* ......................             4,800                6,384
Photon Dynamics, Inc.* ..............             1,804               54,120
Pioneer-Standard Electronics(caret) .             3,700               38,443
Planar Systems, Inc.*(caret) ........             1,500               28,875
Powell Industries, Inc.* ............             1,000               24,250
RadiSys Corp.* ......................             1,350               15,700
Recoton Corp.* ......................             1,400                3,612
Rogers Corp.* .......................             1,700               46,427

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Sanchez Computer Associates* ........             1,000          $     4,460
Scientific Games Corp., Class A*.....             2,000               15,880
Sipex Corp.* ........................             3,400               16,623
TeleTech Holdings, Inc.* ............             4,200               40,068
Transaction Systems Architechs,
  Inc., Class A* ....................             3,400               39,984
Trimble Navigation Ltd.*(caret) .....             3,300               51,150
TTM Technologies, Inc.* .............             1,700                8,908
Universal Electronics, Inc.* ........             1,832               27,407
Valence Technology, Inc.*(caret) ....             5,000                6,900
Veeco Instruments, Inc.*(caret) .....             3,000               69,330
Wilson Greatbatch
  Technologies, Inc.* ...............             1,200               30,576
Woodhead Industries, Inc. ...........               740               12,684
Zoran Corp.* ........................             2,850               65,293
Zygo Corp.* .........................             1,568               12,622
                                                                 -----------
                                                                   1,988,435
                                                                 -----------
INTERNET SOFTWARE & SERVICES (1.2%)
Akamai Technologies, Inc.* ..........             8,100               10,530
Alloy Online, Inc.*(caret) ..........             1,500               21,660
America Online Latin America,
  Inc., Class A* ....................             2,500                1,600
AsiaInfo Holdings, Inc.*(caret) .....             3,500               46,375
Braun Consulting*(caret) ............             1,300                4,537
CacheFlow, Inc.* ....................             3,400                1,700
Centennial Communications
  Corp.* ............................               500                1,220
Centillium
  Communications, Inc.* .............             2,400               20,928
Centra Software, Inc.* ..............             3,700                6,882
Chordiant Software, Inc.* ...........             3,700                7,215
Click Commerce, Inc.* ...............             1,000                1,120
Cognizant Technology
  Solutions Corp.*(caret) ...........             1,000               53,750
Commerce One, Inc.* .................            28,900               10,982
Digex, Inc., Class A* ...............             3,600                  792
Digital Insight Corp.* ..............             2,768               45,534
Digitas, Inc.* ......................             1,800                8,188
Docent, Inc.* .......................             4,000                4,600
Entrust Technologies, Inc.* .........             5,200               14,144
Espeed, Inc., Class A* ..............             2,100               22,911
Extensity, Inc.* ....................               900                  972
F5 Networks, Inc.* ..................             2,100               20,538
Freemarkets, Inc.*(caret) ...........             3,100               43,803
Genuity, Inc., Class A*(caret) ......               775                2,945
Getty Images, Inc.* .................             3,700               80,549
I-many, Inc.* .......................             5,300               14,570
IBasis, Inc.* .......................             1,900                  703
IDX Systems Corp.*(caret) ...........             2,200               28,644
infoUSA, Inc.*(caret) ...............             2,200               12,036
Interland, Inc.* ....................             4,000               13,920
Internap Network Services
  Corp.* ............................            15,700                3,611
ITXC Corp.*(caret) ..................             3,400               17,714
Keynote Systems, Inc.*(caret) .......             3,100               22,692
Loudcloud, Inc.* ....................             3,500                5,005
Matrixone, Inc.* ....................             3,500               21,035
Mcafee.com, Inc.*(caret) ............               916               13,410
Multex.com, Inc.* ...................             3,400               13,872
Net2Phone, Inc.* ....................             2,500               10,675
Netratings, Inc.* ...................               600                5,490





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Novadigm, Inc.* .....................             1,644          $    11,952
Overture Services, Inc.*(caret) .....             2,000               49,960
PC-Tel, Inc.* .......................             2,200               14,892
Per-Se Technologies, Inc.* ..........             3,966               36,483
Pomeroy Computer Resources* .........               600                8,748
ProQuest Co.* .......................             1,800               63,900
Rainbow Technologies, Inc.* .........             3,160               15,547
Secure Computing Corp.* .............             3,325               25,104
Seebeyond Technology Corp.* .........             3,500               10,850
Selectica, Inc.* ....................             2,300                9,131
SkillSoft Corp.*(caret) .............               900                7,065
SonicWall, Inc.*(caret) .............             4,800               24,096
Stellent, Inc.* .....................             2,900               13,282
Synplicity, Inc.* ...................             1,700                7,786
Trizetto Group* .....................             2,000               17,100
Vitria Technology, Inc.*(caret) .....             8,200                7,872
WebEx Communications, Inc.*(caret)...             1,800               28,620
Websense, Inc.* .....................             1,800               46,026
Zixit Corp.*(caret) .................             2,300               12,604
                                                                 -----------
                                                                   1,027,870
                                                                 -----------
IT CONSULTING & SERVICES (1.3%)
3D Systems Corp.* ...................             1,300               15,860
American Management
  Systems, Inc.* ....................             5,000               95,550
Ascential Software Corp.* ...........            27,200               75,888
Brio Technology, Inc.* ..............             3,400                3,910
Carreker Corp.* .....................             2,400               27,168
CCC Information Services
  Group, Inc.* ......................             1,800               25,200
Corillian Corp.* ....................             3,700                8,399
Corporate Executive Board Co.*.......             3,900              133,575
Covansys Corp.* .....................             2,500               14,050
eFunds Corp.* .......................             5,300               50,292
FTI Consulting, Inc.*(caret) ........             1,650               57,766
Gartner, Inc., Class A* .............             7,941               80,204
GSI Commerce, Inc.*(caret) ..........             1,900               14,155
Information Holdings, Inc.*(caret) ..             2,000               48,800
Intercept Group, Inc.* ..............             1,580               32,738
Learning Tree
  International, Inc.* ..............             1,600               29,664
Management Network
  Group, Inc.* ......................               100                  232
Manhattan Associates, Inc.* .........             1,500               48,240
Navigant Consulting Co.* ............             5,350               37,397
NDC Health Corp.(caret) .............             3,308               92,293
PDI, Inc.* ..........................               600                9,294
Perot Systems Corp., Class A* .......             6,569               71,536
Saba Software, Inc.* ................             3,500                8,925
Safeguard Scientifics, Inc. .........            13,300               26,600
Sapient Corp.* ......................             7,400                7,844
Standard Register Co. ...............             1,200               41,028
Starbase Corp.* .....................             7,822                1,643
SYKES Enterprises, Inc.* ............             2,800               21,529
Talx Corp.(caret) ...................             1,690               32,042
WatchGuard Technologies* ............             3,200               16,448
Wave Systems Corp., Class A*(caret)..             3,550                5,077
webMethods, Inc.*(caret) ............             2,400               23,760
Xanser Corp.* .......................             1,200                2,184
                                                                 -----------
                                                                   1,159,291
                                                                 -----------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
NETWORKING EQUIPMENT (0.5%)
Adaptec, Inc.* .....................           11,400         $    89,946
Auspex Systems, Inc.* ..............            6,700               1,682
Avici Systems, Inc.* ...............            7,300               7,373
Black Box Corp.* ...................            2,100              85,533
Cable Design Technologies
  Corp.* ...........................            4,300              44,075
Computer Network Technology
  Corp.* ...........................            3,900              23,907
Crossroads Systems, Inc.* ..........            2,800               2,856
Ixia* ..............................            4,200              24,444
Jeffries Group, Inc.(caret) ........            2,700             113,670
JNI Corp.* .........................            3,600              12,600
Lantronix, Inc.* ...................            4,700               3,995
Micro General Corp.* ...............            1,500              25,035
MRV Communications, Inc.* ..........            7,800              11,934
Turnstone Systems, Inc.* ...........            4,100              17,753
Universal Access Global
  Holdings* ........................            5,500               1,039
Visual Networks, Inc.*(caret) ......            3,400               4,828
                                                              -----------
                                                                  470,670
                                                              -----------
OFFICE ELECTRONICS (0.8%)
Filenet Corp.* .....................            3,600              52,200
Global Imaging Systems, Inc.* ......            1,300              24,687
Harland (John H.) Co. ..............            3,500              98,700
Ikon Office Solutions, Inc. ........           16,327             153,474
Kronos, Inc.* ......................            2,025              61,740
Technitrol, Inc.(caret) ............            3,600              83,880
Triumph Group, Inc.* ...............            1,700              75,820
Zebra Technologies Corp.,
  Class A*(caret) ..................            2,900             139,838
                                                              -----------
                                                                  690,339
                                                              -----------
SEMICONDUCTOR EQUIPMENT (1.5%)
Alliance Semiconductor Corp.* ......            3,600              25,560
AMTI, Inc.*(caret) .................            2,800              62,636
AstroPower, Inc.*(caret) ...........            1,800              35,352
August Technology Corp.* ...........            1,100              10,879
AXT, Inc.* .........................            2,700              21,546
Brooks-PRI Automation, Inc.*(caret).            3,452              88,233
Celeritek, Inc.* ...................            1,500               9,900
Credence Systems Corp.* ............            6,230             110,707
Cymer, Inc.(caret) .................            3,600             126,144
Dupont Photomasks, Inc.* ...........              400              12,992
Entegris, Inc.* ....................            4,800              70,080
Exar Corp.* ........................            4,100              80,852
GlobespanVirata, Inc.* .............           11,006              42,593
Helix Technology Corp. .............            2,800              57,680
HI/FN, Inc.* .......................            1,500               9,000
Integrated Circuit Systems,
  Inc.*(caret) .....................            2,800              56,532
Intermagnetics General Corp.* ......            1,528              30,866
Kopin Corp.* .......................            7,000              46,200
LTX Corp.* .........................            5,200              74,256
Mattson Technology, Inc.*(caret) ...            3,300              15,246
Newport Corp. ......................            3,600              56,376
ON Semiconductor Corp.* ............            4,900              10,094
Photronics, Inc.* ..................            2,700              51,138
PLX Technology, Inc.* ..............            2,400              10,200
Rambus, Inc.*(caret) ...............            8,500              34,765





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Rudolph Technologies, Inc.*(caret) .                900       $    22,437
Semitool, Inc.* ....................              2,300            18,768
SONICblue, Inc.*(caret) ............             10,700            11,021
Supertex, Inc.* ....................              1,204            21,215
Therma-Wave, Inc.* .................              2,000            22,780
TranSwitch Corp.* ..................              9,900             6,336
Trikon Technologies, Inc.* .........              1,800            16,182
Tripath Technology, Inc.* ..........              2,000             2,100
Ultratech Stepper, Inc.* ...........              2,200            35,618
Xicor, Inc.* .......................              3,200            12,928
                                                              -----------
                                                                1,319,212
                                                              -----------
SEMICONDUCTORS (0.6%)
Actel Corp.* .......................              2,500            52,550
American Superconductor
  Corp.*(caret) ....................              2,800            15,288
ChipPAC, Inc., Class A* ............              4,000            24,720
ESS Technology*(caret) .............              3,300            57,882
Fairchild Corp., Class A* ..........              2,600             8,190
Integrated Silicon Solutions* ......              2,500            22,300
IXYS Corp.* ........................              1,600             8,608
Microsemi Corp.(caret) .............              2,836            18,717
MIPS Technologies, Inc.,
  Class A*(caret) ..................              4,900            30,233
Oak Technology, Inc.* ..............              5,000            22,650
Pericom Semiconductor Corp.* .......              2,300            26,657
Pixelworks, Inc.*(caret) ...........              2,100            17,619
Richardson Electronics Ltd. ........              1,100            11,803
Silicon Laboratories, Inc.*(caret) .              1,000            27,060
Siliconix, Inc.* ...................                400            11,080
Sirenza Microdevices, Inc.* ........              1,400             2,828
Skyworks Solutions, Inc. ...........              4,500            24,975
Standard Microsystems Corp.* .......              1,928            45,520
Triquint Semiconductor, Inc.* ......             14,021            89,875
Virage Logic Corp.* ................              1,400            18,228
                                                              -----------
                                                                  536,783
                                                              -----------
SYSTEMS SOFTWARE (1.1%)
Acclaim Entertainment, Inc.* .......              6,100            21,533
Ansoft Corp.* ......................              1,100             6,468
Art Technology Group, Inc.* ........              6,900             6,969
Catapult Communications
  Corp.* ...........................                700            15,310
Ciber, Inc.* .......................              6,500            47,125
Dendrite International, Inc.* ......              3,700            35,779
Echelon Corp.*(caret) ..............              2,600            33,488
Fair, Issac & Co., Inc.(caret) .....              2,925            96,145
Gerber Scientific, Inc.* ...........              1,900             6,669
Imation, Corp.* ....................              4,100           122,016
Indus International, Inc.* .........              2,400             5,736
Inktomi Corp.* .....................             12,300            10,824
Legato Systems, Inc.*(caret) .......             11,181            40,252
Mercury Computer
  Systems, Inc.*(caret) ............              1,900            39,330
MSC.Software Corp.* ................              2,700            24,165
MTS Systems Corp. ..................              2,400            30,120
Netscout Systems, Inc.* ............              1,400             9,548
New Focus, Inc.* ...................              4,600            13,662
Novell, Inc.* ......................             37,974           121,897
Nuance Communications, Inc.* .......              2,500            10,450
Numerical Technologies, Inc.*(caret)              1,800             7,191

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
NYFIX, Inc.*(caret) ..................             2,572        $    21,862
Progress Software Corp.* .............             3,500             51,656
Pumatech, Inc.* ......................             2,500              1,400
Radiant Systems, Inc.* ...............             2,050             26,711
Seachange International, Inc.* .......             2,600             22,828
Silicon Graphics, Inc.* ..............            20,500             60,270
Silicon Image, Inc.* .................             6,200             37,944
Silicon Storage Technology, Inc.*.....             8,100             63,180
Viewpoint Corp.*(caret) ..............             4,900             23,618
Witness Systems, Inc.* ...............             1,000              7,380
                                                                -----------
                                                                  1,021,526
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT (0.8%)
ADTRAN, Inc.* ........................             2,600             49,397
Allen Telecom, Inc.*(caret) ..........             2,900             12,470
Anaren Microwave, Inc.* ..............             2,808             24,261
Ansys, Inc.* .........................             1,900             38,190
Arris Group, Inc.* ...................             5,900             25,954
Avanex Corp.* ........................             4,200              8,148
C-COR.net Corp.* .....................             3,700             25,900
Carrier Access Corp.* ................             1,100              1,221
Clarent Corp.* .......................             3,400                204
CommScope, Inc.* .....................             5,300             66,250
CoSine Communications, Inc.* .........             7,100              3,053
Digital Lightwave, Inc.* .............             2,400              5,616
Ditech Communications Corp.* .........             3,300              9,372
Fibercore, Inc.* .....................             3,800                950
Inet Technologies, Inc.* .............             1,400              9,450
Inter-Tel, Inc. ......................             2,400             41,064
Interdigital Communications
  Corp.*(caret) ......................             6,300             57,015
Lightpath Technologies, Inc.* ........             2,300              2,070
MasTec, Inc.* ........................             3,300             24,288
Metawave Communications
  Corp.* .............................             4,600                966
Netro Corp.* .........................             4,900             11,172
Next Level Communications,
  Inc.* ..............................             1,500              1,515
NMS Communciations Corp.*(caret) .....             5,000             12,150
Oplink Communications, Inc.* .........            12,200              8,906
Optical Cable Corp.* .................               450                243
Optical Communication
  Products, Inc.* ....................             1,400              1,708
Powerwave Technologies, Inc.*(caret)..             6,300             57,708
Proxim Corp., Class A* ...............            12,425             37,263
Remec, Inc.* .........................             5,800             32,538
ROHN Industries, Inc.* ...............             2,800                731
Somera Communications, Inc.* .........             3,772             26,932
Sorrento Networks Corp.*(caret) ......             1,600              1,536
Spectralink Corp.* ...................             2,100             22,344
SpeechWorks International, Inc.*......             2,200              8,094
Symmetricom, Inc.* ...................             2,962             10,811
Terayon Communication
  Systems*(caret) ....................             7,200              9,576
Tollgrade Communications, Inc.*.......             1,700             24,939
US Unwired, Inc., Class A* ...........             4,200             11,760
                                                                -----------
                                                                    685,765
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY........                           11,264,241
                                                                -----------
MATERIALS (6.0%)
CHEMICALS (2.2%)
Airgas, Inc.* ........................            6,400             110,720





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Albemarle Corp. ......................          3,140         $    96,555
Arch Chemicals, Inc. .................          1,800              44,460
ChemFirst, Inc. ......................          1,100              31,515
Crompton Corp. .......................         13,165             167,854
CUNO, Inc.* ..........................          1,900              68,742
Cytec Industries, Inc.*(caret) .......          4,100             128,904
Ferro Corp. ..........................          3,700             111,555
Foamex International, Inc.* ..........          2,700              29,997
Georgia Gulf Corp. ...................          2,900              76,676
H.B. Fuller Co. ......................          3,600             105,444
IMC Global, Inc. .....................         11,400             142,500
International Specialty
  Products, Inc.* ....................            600               4,620
MacDermid, Inc.(caret) ...............          2,600              55,900
Millennium Chemicals, Inc. ...........          7,613             106,963
Minerals Technologies, Inc. ..........          2,400             118,368
NL Industries, Inc. ..................          1,500              22,875
Octel Corp.* .........................            700              17,745
Olin Corp.(caret) ....................          4,700             104,105
Omnova Solutions, Inc. ...............          3,300              27,720
PolyOne Corp. ........................          9,200             103,500
Quaker Chemical Corp. ................            300               7,350
Schulman (A.), Inc. ..................          3,200              68,637
Scotts Co. (The), Class A* ...........          2,000              90,800
Spartech Corp. .......................          1,100              29,953
Stepan Co. ...........................            300               8,478
Symyx Technologies* ..................          3,072              42,762
Tredegar Corp. .......................          2,176              52,550
Uniroyal Technology Corp.* ...........          1,900                 190
                                                              -----------
                                                                1,977,438
                                                              -----------
CONSTRUCTION MATERIALS (0.6%)
AMCOL International Corp. ............          2,000              13,700
Energy Conversion
  Devices, Inc.* .....................          1,844              28,932
Granite Construction, Inc. ...........          3,700              93,610
Roper Industries, Inc.(caret) ........          3,200             119,360
RPM, Inc. ............................         11,926             181,872
Texas Industries, Inc. ...............          2,100              66,129
U.S. Industries, Inc.* ...............          8,602              29,677
                                                              -----------
                                                                  533,280
                                                              -----------
CONTAINERS & PACKAGING (0.8%)
Ball Corp. ...........................          6,216             257,840
Caraustar Industries, Inc. ...........          3,700              46,176
Chesapeake Corp. .....................          1,900              50,027
Crown Cork & Seal Co., Inc.* .........         13,100              89,735
EarthShell Corp.* ....................          5,500               6,325
Greif Brothers Corp., Class A ........          1,100              36,697
Owens-Illinois, Inc.* ................          6,000             219,840
                                                              -----------
                                                                  706,640
                                                              -----------
METALS & MINING (1.3%)
Brush Engineered Materials, Inc.......          1,300              16,120
Carpenter Technology Corp. ...........          2,500              72,025
Century Aluminum Co. .................          1,900              28,291
Cleveland-Cliffs, Inc.(caret) ........          1,400              38,640
Commercial Metals Co. ................          1,500              70,410
Gibraltar Steel Corp. ................          1,100              24,409
Lawson Products, Inc. ................            300               9,243
Maverick Tube Corp.* .................          3,500              52,500
Mueller Industries, Inc.* ............          3,500             111,125

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)






                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Oregon Steel Mills, Inc.* ...........            3,000         $    18,000
Quanex Corp. ........................            1,800              78,660
Reliance Steel & Aluminum Co.........            2,300              70,150
RTI International Metals, Inc.* .....            1,500              18,225
Ryerson Tull, Inc. ..................            2,096              24,376
Silgan Holdings, Inc.* ..............            1,400              56,616
Southern Peru Copper Corp. ..........            1,600              23,984
Steel Dynamics, Inc.* ...............            2,800              46,116
Stillwater Mining Co.*(caret) .......            4,400              71,632
Titanium Metals Corp.* ..............            3,000              10,500
USEC, Inc. ..........................           10,100              88,880
Valmont Industries ..................            1,300              26,429
Worthington Industries, Inc. ........            8,100             146,610
                                                               -----------
                                                                 1,102,941
                                                               -----------
PAPER & FOREST PRODUCTS (1.1%)
Buckeye Technologies, Inc.* .........            1,900              18,620
Carlisle Cos., Inc.(caret) ..........            3,580             161,028
Champion Enterprises, Inc.* .........            6,100              34,282
Deltic Timber Corp. .................              900              31,032
Glatfelter (P. H.) Co. ..............            1,800              33,840
Ivex Packaging Corp.* ...............            2,000              45,540
Longview Fibre Co. ..................            4,700              44,274
Louisiana-Pacific Corp. .............           10,938             115,834
Pope & Talbot, Inc. .................            2,596              48,623
Potlatch Corp.(caret) ...............            3,400             115,668
Rayonier, Inc. ......................            3,200             157,216
Rock-Tenn Co., Class A ..............            1,700              31,195
Schweitzer-Mauduit
  International, Inc. ...............            1,200              29,520
Universal Forest Products, Inc. .....            1,500              35,130
Wausau-Mosinee Paper Corp. ..........            4,300              51,815
                                                               -----------
                                                                   953,617
                                                               -----------
  TOTAL MATERIALS ...................                            5,273,916
                                                               -----------
TELECOMMUNICATION SERVICES (1.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.7%)
Andrew Corp.* .......................            8,600             123,238
Aspect Telecommunications* ..........            5,600              17,920
AT&T Latin America Corp.,
  Class A* ..........................            5,500               2,970
Aware, Inc.* ........................            3,000              11,400
Boston Communications Group*.........            2,300              18,492
Choice One
  Communications, Inc.* .............            1,600               1,424
Copper Mountain
  Networks, Inc.* ...................            6,200               5,208
CT Communications, Inc. .............            1,200              19,440
D&E Communications , Inc. ...........              839               8,818
Focal Communications Corp.* .........               74                 173
General Communications, Inc.,
  Class A* ..........................            5,000              33,350
Golden Telecom, Inc.* ...............              640              11,264
Harmonic, Inc.* .....................            5,600              20,490
Hickory Tech Corp. ..................              940              14,100
IDT Corp.* ..........................            5,200              87,984
Intrado, Inc.* ......................            1,600              30,976
Leap Wireless
  International, Inc.*(caret) .......            3,000               3,240
Lightbridge, Inc.* ..................            3,109              25,525





                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Metro One
  Telecommunications, Inc.* .........            2,000         $    27,920
North Pittsburgh Systems, Inc. ......            1,200              19,308
NTELOS, Inc.(caret) .................            1,400               1,974
Plantronics, Inc.*(caret) ...........            3,400              64,634
RCN Corp.*(caret) ...................            4,600               6,302
StarMedia Network, Inc.* ............            3,577                  --
Terremark Worldwide, Inc.* ..........            8,048               2,012
Ulticom, Inc.* ......................            1,200               8,136
XM Satellite Radio Holdings,
  Inc., Class A*(caret) .............            1,600              11,600
                                                               -----------
                                                                   577,898
                                                               -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.1%)
Methode Electronics, Inc.,
  Class A ...........................            4,500              57,465
Three-Five Systems, Inc.*(caret) ....            2,000              22,800
                                                               -----------
                                                                    80,265
                                                               -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Aether Systems, Inc.* ...............            3,800              11,210
AirGate PCS, Inc.*(caret) ...........            2,200               2,200
Alamosa Holdings, Inc.* .............            6,900               9,729
Audiovox Corp., Class A* ............            2,500              19,875
CellNet Data Systems, Inc.* .........            1,900
DMC Stratex Networks, Inc.* .........            8,000              16,080
Dobson Communications* ..............            3,700               3,182
Price Communications Corp.* .........            5,240              83,840
Rural Cellular Corp., Class A* ......            1,216               1,265
SBA Communications Corp.*(caret) ....            6,684               9,424
Spectrasite Holdings, Inc.* .........            8,400               1,512
Spectrian Corp.*(caret) .............            1,700              17,629
Ubiquitel, Inc.*(caret) .............            8,000               5,520
ViaSat, Inc.* .......................            2,300              19,389
Wireless Facilities, Inc.* ..........            2,700              13,230
                                                               -----------
                                                                   214,085
                                                               -----------
  TOTAL TELECOMMUNICATION
     SERVICES .......................                              872,248
                                                               -----------
UTILITIES (3.4%)
ELECTRIC UTILITIES (1.4%)
Avista Corp. ........................            5,400              74,520
Beacon Power Corp.* .................              420                  92
Central Vermont Public Service
  Corp. .............................              500               9,000
DQE, Inc. ...........................            5,900              82,600
El Paso Electric Co.* ...............            5,400              74,790
Empire District Electric Co. ........            2,300              47,150
Hawaiian Electronics
  Industries, Inc.(caret) ...........            4,300             182,965
InfoSpace.com, Inc.* ................           23,400              10,530
Millennium Cell, Inc.*(caret) .......            3,000               9,300
Otter Tail Corp. ....................            2,300              72,496
Pinnacle Systems, Inc.* .............            6,300              69,231
PNM Resources, Inc. .................            3,800              91,960
Proton Energy Systems, Inc.* ........            3,900              12,519
RGS Energy Group, Inc.(caret) .......            4,300             168,560
Touch America Holdings, Inc.* .......           10,500              28,875
UIL Holdings Corp. ..................            1,400              76,244

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)




                                             ===============   ================
                                                 NUMBER             VALUE
                                                OF SHARES         (NOTE 1)
                                             ---------------   ----------------
Unisource Energy Corp.(caret) ...........       3,200         $    59,520
WPS Resources Corp. .....................       3,600             146,988
                                                              -----------
                                                                1,217,340
                                                              -----------
GAS UTILITIES (1.5%)
AGL Resources, Inc. .....................       6,500             150,800
Atmos Energy Corp. ......................       5,000             117,200
Cascade Natural Gas Corp. ...............         600              12,540
Madison Gas & Electric Co. ..............       1,200              33,420
New Jersey Resources Corp. ..............       3,450             102,982
Northwest Natural Gas Co. ...............       3,500             100,625
NUI Corp. ...............................       2,000              55,000
Peoples Energy Corp. ....................       3,949             143,981
Piedmont Natural Gas Co.(caret) .........       3,900             144,222
SEMCO Energy, Inc. ......................       1,020               9,231
South Jersey Industries .................         800              27,000
Southern Union Co.* .....................       3,409              57,953
Southwest Gas Corp. .....................       3,900              96,525
The Laclede Group, Inc. .................       1,300              30,524
UGI Corp. ...............................       3,500             111,790
WGL Holdings, Inc. ......................       5,700             147,630
                                                              -----------
                                                                1,341,423
                                                              -----------
MULTI--UTILITIES (0.5%)
CH Energy Group, Inc. ...................       2,200             108,350
Cleco Corp.(caret) ......................       4,700             102,930
FuelCell Energy, Inc.*(caret) ...........       3,200              32,928
Northwestern Corp.(caret) ...............       3,800              64,410
Sierra Pacific Resources(caret) .........       1,344              88,483
                                                              -----------
                                                                  397,101
                                                              -----------
WATER UTILITIES (0.0%)
Connecticut Water Service, Inc. .........         300               9,144
Middlesex Water Co. .....................         300               7,881
SJW Corp. ...............................         100               8,100
                                                              -----------
                                                                   25,125
                                                              -----------
  TOTAL UTILITIES .......................                       2,980,989
                                                              -----------
TOTAL COMMON STOCKS (95.9%)
  (Cost $93,242,948).....................                      84,714,707
                                                              -----------


                                             NUMBER
                                              OF
                                            WARRANTS
                                            --------
WARRANTS:
CONSUMER DISCRETIONARY (0.0%)
HOUSEHOLD DURABLES (0.0%)
Sunbeam Corp. 8/24/03* ..................       191                  --
TELECOMMUNICATION
  SERVICES (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
Focal Communications Corp.
  12/14/07* .............................       409                  --
                                                               -----------
TOTAL WARRANTS (0.0%)
  (Cost $0) .............................                             --
                                                               -----------





                                            PRINCIPAL           VALUE
                                             AMOUNT           (NOTE 1)
                                         --------------   ----------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (4.0%)
JPMorgan Chase Nassau
  1.31%, 7/1/02 ......................   $ 3,529,342       $  3,529,342
                                                           ------------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill
  7/18/02++++ ........................       320,000            319,734
                                                           ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.4%)
  (Amortized Cost $3,849,076).........                        3,849,076
                                                           ------------
TOTAL INVESTMENTS (100.3%)
  (Cost/Amortized Cost
  $97,092,024)........................                       88,563,783
OTHER ASSETS LESS LIABILITIES
  (-0.3%) ............................                         (226,977)
                                                           ------------
NET ASSETS (100%) ....................                     $ 88,336,806
                                                           ============


---------------------
*          Non-income producing.

++ Securities (totaling $4,800 or 0% of net assets) valued at fair value.

++++ All, or a portion of securities held by broker as collateral for financial futures contracts.

(caret)    All, or a portion of security out on loan (Note 1).

           Glossary:
           REIT--Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2002, the Portfolio had the following futures contracts open: (Note
1)







                                NUMBER OF      EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
PURCHASE:                       CONTRACTS         DATE            VALUE          6/30/02       DEPRECIATION
----------------------------   -----------   --------------   -------------   -------------   -------------
Russell 2000 Index .........       17        September-02      $3,981,502      $3,938,475     $43,027
                                                                                              =======


Investment security transactions for the six months ended June 30, 2002, were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 11,863,869
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       2,308,504


As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........          $  15,262,681
Aggregate gross unrealized depreciation .........            (23,790,922)
                                                           -------------
Net unrealized depreciation .....................          $  (8,528,241)
                                                           =============
Federal income tax cost of investments ..........          $  97,092,024
                                                           =============


At June 30, 2002, the Portfolio had loaned securities with a total value $15,123,466 which was secured by collateral of $15,819,931 of which $22,750 was received in the form of securities.

The Portfolio has a net capital loss carryforward of $1,122,589 which expires 2009.



                       See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
  Investments at value (Cost $2,029,934,396) (Note 1).........  $ 1,886,813,581
  Cash (Foreign Cash $739)....................................       10,517,361
  Short-term investments held as collateral for loaned
   securities ................................................      229,010,416
  Receivable for securities sold .............................       17,143,179
  Dividends, interest and other receivables ..................          526,771
  Other assets ...............................................            6,842
                                                                 --------------
   Total assets ..............................................    2,144,018,150
                                                                 ---------------
 LIABILITIES
  Collateral held for loaned securities ......................      229,010,416
  Payable for securities purchased ...........................       19,734,876
  Investment management/advisory fees payable ................          997,438
  Payable to custodian .......................................          228,081
  Trustees' fees payable .....................................          168,460
  Distribution fees payable--Class IB ........................           38,915
  Administrative fees payable ................................            7,858
  Accrued expenses (Note 1) ..................................          191,820
                                                                 --------------
   Total liabilities .........................................      250,377,864
                                                                 ---------------
 NET ASSETS .................................................. $  1,893,640,286
                                                                 ===============
  Net assets were comprised of:
  Paid in capital ............................................  $ 3,202,841,443
  Accumulated overdistributed net investment income ..........       (2,093,990)
  Accumulated undistributed net realized loss ................   (1,163,988,166)
  Unrealized depreciation on investments and foreign
   currencies ................................................     (143,119,001)
                                                                 --------------
  Net assets, June 30, 2002 ..................................  $ 1,893,640,286
                                                                 ===============
 CLASS IA
  Net asset value, offering and redemption price per share
   $1,711,154,191/89,149,106 shares outstanding (unlimited
   amount authorized: $0.01 par value) (Note 1)...............  $         19.19
                                                                 ===============
 CLASS IB
  Net asset value, offering and redemption price per share
   $182,486,095/9,566,626 shares outstanding (unlimited
   amount authorized: $0.01 par value) (Note 1)...............  $         19.08
                                                                 ===============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $67,806 foreign withholding tax)......      $    5,261,312
   Interest ...............................................             349,085
   Securities lending (net) ...............................             350,548
                                                                 --------------
    Total income ..........................................           5,960,945
                                                                 --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .............................           6,809,013
   Administrative fees ....................................             412,304
   Distribution fees--Class IB ............................             257,960
   Printing and mailing expenses ..........................             248,775
   Custodian fees .........................................             152,684
   Professional fees ......................................              61,305
   Trustees' fees .........................................              20,120
   Miscellaneous ..........................................              15,385
                                                                 --------------
    Gross expenses ........................................           7,977,546
                                                                 --------------
   Less: Fees paid indirectly (Note 1) ....................             (93,578)
                                                                 --------------
    Net expenses ..........................................           7,883,968
                                                                 --------------
 NET INVESTMENT LOSS ......................................          (1,923,023)
                                                                 --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .............................................        (215,059,639)
   Foreign currency transactions ..........................             (17,301)
                                                                 --------------
    Net realized loss .....................................        (215,076,940)
                                                                 --------------
   Change in unrealized appreciation (depreciation) on:
   Securities .............................................        (152,294,462)
   Foreign currency translations ..........................               1,652
                                                                 --------------
    Net change in unrealized depreciation .................        (152,292,810)
                                                                 --------------
 NET REALIZED AND UNREALIZED LOSS .........................        (367,369,750)
                                                                 --------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................      $ (369,292,773)
                                                                 ==============




                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................   $    (1,923,023)   $     10,885,380
 Net realized loss on investments ........................................................      (215,076,940)       (790,518,257)
 Net change in unrealized depreciation on investments and foreign currencies .............      (152,292,810)        (91,653,228)
                                                                                             ---------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (369,292,773)       (871,286,105)
                                                                                             ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (225,107)         (9,972,479)
 Class IB ................................................................................           (23,996)           (433,483)
                                                                                             ---------------    ----------------
                                                                                                    (249,103)        (10,405,962)
                                                                                             ---------------    ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................                --          (3,032,262)
 Class IB ................................................................................                --            (278,780)
                                                                                             ---------------    ----------------
                                                                                                          --          (3,311,042)
                                                                                             ---------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (249,103)        (13,717,004)
                                                                                             ---------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [13,535,862 and 64,485,544 shares, respectively] ....................       293,242,548       1,616,223,657
 Capital shares issued in reinvestment of dividends and distributions [11,412 and 558,719
  shares, respectively] ..................................................................           225,107          13,004,741
 Capital shares repurchased [(19,863,395) and (76,941,890) shares, respectively] .........      (427,758,503)     (1,921,809,095)
                                                                                             ---------------    ----------------
 Total Class IA transactions .............................................................      (134,290,848)       (292,580,697)
                                                                                             ---------------    ----------------
 CLASS IB
 Capital shares sold [2,160,527 and 16,941,816 shares, respectively] .....................        46,574,811         415,416,217
 Capital shares issued in reinvestment of dividends and distributions [1,224 and 29,996
  shares, respectively] ..................................................................            23,996             712,263
 Capital shares repurchased [(2,265,804) and (16,096,178) shares, respectively] ..........       (48,632,769)       (392,779,651)
                                                                                             ---------------    ----------------
 Total Class IB transactions .............................................................        (2,033,962)         23,348,829
                                                                                             ---------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      (136,324,810)       (269,231,868)
                                                                                             ---------------    ----------------
TOTAL DECREASE IN NET ASSETS .............................................................      (505,866,686)     (1,154,234,977)
NET ASSETS:
 Beginning of period .....................................................................     2,399,506,972       3,553,741,949
                                                                                             ---------------    ----------------
 End of period (a) .......................................................................   $ 1,893,640,286    $  2,399,506,972
                                                                                             ===============    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......   $    (2,093,990)   $         78,136
                                                                                             ---------------    ----------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $10,363,912,886) (Note 1).........   $  7,915,941,995
   Cash ........................................................        114,847,810
   Short-term investments held as collateral for loaned
    securities .................................................        358,110,625
   Receivable for securities sold ..............................         46,136,423
   Dividends, interest and other receivables ...................          7,722,224
   Other assets ................................................             25,230
                                                                   ----------------
    Total assets ...............................................      8,442,784,307
                                                                   ----------------
 LIABILITIES
   Collateral held for loaned securities .......................        358,110,625
   Payable for securities purchased ............................        214,409,510
   Investment management/advisory fees payable .................          3,268,948
   Option written at value (Premiums received $38,718,865)
    (Note 1) ...................................................          1,229,748
   Payable to custodian ........................................            475,542
   Trustees' fees payable ......................................            333,408
   Distribution fees payable--Class IB .........................            285,227
   Administrative fees payable .................................             94,629
   Accrued expenses (Note 1) ...................................            771,106
                                                                   ----------------
    Total liabilities ..........................................        578,978,743
                                                                   ----------------
 NET ASSETS ....................................................   $  7,863,805,564
                                                                   ================
   Net assets were comprised of:
   Paid in capital .............................................   $ 12,580,210,969
   Accumulated undistributed net investment income .............         27,762,446
   Accumulated undistributed net realized loss .................     (2,333,798,410)
   Unrealized depreciation on investments, written options
    and foreign currencies .....................................     (2,410,369,441)
                                                                   ----------------
    Net assets, June 30, 2002 ..................................   $  7,863,805,564
                                                                   ================
 CLASS IA
   Net asset value, offering and redemption price per share
    $6,545,242,088/568,331,302 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................   $          11.52
                                                                   ================
 CLASS IB
   Net asset value, offering and redemption price per share
    $1,318,563,476/115,282,274 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................   $          11.44
                                                                   ================



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $338,926 foreign withholding tax)+.....   $      48,956,379
   Interest ................................................           6,184,449
   Securities lending (net) ................................             954,506
                                                               -----------------
    Total income ...........................................          56,095,334
                                                               -----------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................          22,963,531
   Distribution fees--Class IB .............................           1,993,014
   Administrative fees .....................................           1,401,335
   Printing and mailing expenses ...........................           1,104,090
   Custodian fees ..........................................             344,351
   Professional fees .......................................             181,265
   Trustees' fees ..........................................              92,122
   Miscellaneous ...........................................              59,617
                                                               -----------------
    Gross expenses .........................................          28,139,325
                                                               -----------------
   Less: Fees paid indirectly (Note 1) .....................            (424,741)
                                                               -----------------
      Net expenses .........................................          27,714,584
                                                               -----------------
 NET INVESTMENT INCOME .....................................          28,380,750
                                                               -----------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..............................................      (1,996,703,406)
   Options written .........................................         333,918,249
   Foreign currency transactions ...........................          (1,114,277)
                                                               -----------------
    Net realized loss ......................................      (1,663,899,434)
                                                               -----------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..............................................      (1,344,571,048)
   Options written .........................................          26,057,956
   Foreign currency translations ...........................              27,341
                                                               -----------------
    Net change unrealized depreciation .....................      (1,318,485,751)
                                                               -----------------
 NET REALIZED AND UNREALIZED LOSS ..........................      (2,982,385,185)
                                                               -----------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................   $  (2,954,004,435)
                                                               =================
 + From affiliated companies ...............................   $         191,920
                                                               -----------------





                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002
                                                                                               (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $     28,380,750
 Net realized loss on investments, options written and foreign currency transactions .....    (1,663,899,434)
 Net change in unrealized depreciation on investments, options written and foreign
  currencies .............................................................................    (1,318,485,751)
                                                                                            ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (2,954,004,435)
                                                                                            ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................        (3,561,585)
 Class IB ................................................................................          (719,408)
                                                                                            ----------------
                                                                                                  (4,280,993)
                                                                                            ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................                --
 Class IB ................................................................................                --
                                                                                            ----------------
                                                                                                          --
                                                                                            ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ........................................................        (4,280,993)
                                                                                            ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [10,163,184 and 25,939,496 shares, respectively] ....................       142,705,492
 Capital shares issued in reinvestment of dividends and distributions [297,207 and
  15,637,737 shares, respectively] .......................................................         3,561,585
 Capital shares repurchased [(52,308,612) and (87,504,867) shares, respectively] .........      (709,096,311)
                                                                                            ----------------
 Total Class IA transactions .............................................................      (562,829,234)
                                                                                            ----------------
 CLASS IB
 Capital shares sold [5,104,137 and 17,438,701 shares, respectively] .....................        70,262,665
 Capital shares issued in reinvestment of dividends and distributions [60,440 and
  2,520,938 shares, respectively] ........................................................           719,408
 Capital shares repurchased [(7,206,733) and (9,912,784) shares, respectively] ...........       (95,082,386)
                                                                                            ----------------
 Total Class IB transactions .............................................................       (24,100,313)
                                                                                            ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      (586,929,547)
                                                                                            ----------------
TOTAL DECREASE IN NET ASSETS .............................................................    (3,545,214,975)
NET ASSETS:
 Beginning of period .....................................................................    11,409,020,539
                                                                                            ----------------
 End of period (a) .......................................................................  $  7,863,805,564
                                                                                            ================
----------
 (a) Includes accumulated undistributed net investment income of .........................  $     27,762,446
                                                                                            ----------------




                                                                                                YEAR ENDED
                                                                                             DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     79,782,653
 Net realized loss on investments, options written and foreign currency transactions .....       (539,743,796)
 Net change in unrealized depreciation on investments, options written and foreign
  currencies .............................................................................       (972,972,285)
                                                                                             ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (1,432,933,428)
                                                                                             ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................        (64,179,392)
 Class IB ................................................................................         (7,558,340)
                                                                                             ----------------
                                                                                                  (71,737,732)
                                                                                             ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................       (205,485,909)
 Class IB ................................................................................        (36,093,067)
                                                                                             ----------------
                                                                                                 (241,578,976)
                                                                                             ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ........................................................       (313,316,708)
                                                                                             ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [10,163,184 and 25,939,496 shares, respectively] ....................        451,928,006
 Capital shares issued in reinvestment of dividends and distributions [297,207 and
  15,637,737 shares, respectively] .......................................................        269,665,301
 Capital shares repurchased [(52,308,612) and (87,504,867) shares, respectively] .........     (1,461,386,370)
                                                                                             ----------------
 Total Class IA transactions .............................................................       (739,793,063)
                                                                                             ----------------
 CLASS IB
 Capital shares sold [5,104,137 and 17,438,701 shares, respectively] .....................        296,849,577
 Capital shares issued in reinvestment of dividends and distributions [60,440 and
  2,520,938 shares, respectively] ........................................................         43,651,407
 Capital shares repurchased [(7,206,733) and (9,912,784) shares, respectively] ...........       (161,609,193)
                                                                                             ----------------
 Total Class IB transactions .............................................................        178,891,791
                                                                                             ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       (560,901,272)
                                                                                             ----------------
TOTAL DECREASE IN NET ASSETS .............................................................     (2,307,151,408)
NET ASSETS:
 Beginning of period .....................................................................     13,716,171,947
                                                                                             ----------------
 End of period (a) .......................................................................   $ 11,409,020,539
                                                                                             ================
----------
 (a) Includes accumulated undistributed net investment income of .........................   $      3,662,689
                                                                                             ----------------




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $1,143,313,183) (Note 1).........  $ 1,047,667,339
   Short-term investments held as collateral for loaned
    securities ................................................      111,024,569
   Dividends, interest and other receivables ..................          931,173
   Other assets ...............................................            2,919
                                                                 ---------------
    Total assets ..............................................    1,159,626,000
                                                                 ---------------
 LIABILITIES
   Overdraft payable ..........................................        3,280,072
   Collateral held for loaned securities ......................      111,024,569
   Investment management/advisory fees payable ................          649,008
   Payable to custodian .......................................          643,116
   Payable for securities purchased ...........................          227,839
   Distribution fees payable--Class IB ........................           35,574
   Trustees' fees payable .....................................           34,985
   Administrative fees payable ................................           11,445
   Accrued expenses (Note 1) ..................................           79,806
                                                                 ---------------
    Total liabilities .........................................      115,986,414
                                                                 ---------------
   NET ASSETS .................................................  $ 1,043,639,586
                                                                 ===============
   Net assets were comprised of:
   Paid in capital ............................................  $ 1,424,932,706
   Accumulated undistributed net investment income ............          720,320
   Accumulated undistributed net realized loss ................     (286,390,744)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (95,622,696)
                                                                 ---------------
    Net assets, June 30, 2002 .................................  $ 1,043,639,586
                                                                 ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $872,043,023/69,720,061 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         12.51
                                                                 ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $171,596,563/13,871,680 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         12.37
                                                                 ===============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)



 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $431,177 foreign withholding tax).....   $     6,779,979
   Interest ...............................................            51,049
   Securities lending (net) ...............................           237,999
                                                              ---------------
    Total income ..........................................         7,069,027
                                                              ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .............................         4,367,225
   Custodian fees .........................................           478,212
   Distribution fees--Class IB ............................           232,467
   Administrative fees ....................................           169,253
   Printing and mailing expenses ..........................           133,208
   Professional fees ......................................            42,286
   Trustees' fees .........................................            11,308
   Miscellaneous ..........................................             6,977
                                                              ---------------
    Total expenses ........................................         5,440,936
                                                              ---------------
 NET INVESTMENT INCOME ....................................         1,628,091
                                                              ---------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities .............................................      (113,503,918)
   Foreign currency transactions ..........................           679,176
                                                              ---------------
    Net realized loss .....................................      (112,824,742)
                                                              ---------------
   Change in unrealized appreciation (depreciation) on:
   Securities .............................................       (85,370,441)
   Foreign currency translations ..........................            62,819
                                                              ---------------
    Net change unrealized depreciation ....................       (85,307,622)
                                                              ---------------
 NET REALIZED AND UNREALIZED LOSS .........................      (198,132,364)
                                                              ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................   $  (196,504,273)
                                                              ===============

STATEMENT OF CHANGES IN NET ASSETS
                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2002        YEAR ENDED
                                                                                             (UNAUDITED)      DECEMBER 31, 2001
                                                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................................................   $     1,628,091    $      1,277,361
 Net realized loss on investments ......................................................      (112,824,742)       (143,713,611)
 Net change in unrealized depreciation on investments and foreign currencies ...........       (85,307,622)       (200,104,001)
                                                                                           ---------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................      (196,504,273)       (342,540,251)
                                                                                           ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net realized capital gains
 Class IA ..............................................................................                --            (547,309)
 Class IB ..............................................................................                --             (80,685)
                                                                                           ---------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................                --            (627,994)
                                                                                           ---------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [3,789,793 and 111,633,986 shares, respectively] ..................        52,436,535       1,819,098,540
 Capital shares issued in reinvestment of dividends and distributions [0 and 32,852
  shares, respectively] ................................................................                --             547,309
 Capital shares repurchased [(8,780,449) and (119,603,279) shares, respectively] .......      (119,544,593)     (1,945,366,471)
                                                                                           ---------------    ----------------
 Total Class IA transactions ...........................................................       (67,108,058)       (125,720,622)
                                                                                           ---------------    ----------------
 CLASS IB
 Capital shares sold [1,534,155 and 13,740,627 shares, respectively] ...................        21,146,240         121,960,810
 Capital shares issued in reinvestment of dividends and distributions [0 and 4,884
  shares, respectively] ................................................................                --              80,685
 Capital shares repurchased [(1,020,291) and (8,659,064) shares, respectively] .........       (13,818,846)        (80,504,395)
                                                                                           ---------------    ----------------
 Total Class IB transactions ...........................................................         7,327,394          41,537,100
                                                                                           ---------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................       (59,780,664)        (84,183,522)
                                                                                           ---------------    ----------------
TOTAL DECREASE IN NET ASSETS ...........................................................      (256,284,937)       (427,351,767)
NET ASSETS:
 Beginning of period ...................................................................     1,299,924,523       1,727,276,290
                                                                                           ---------------    ----------------
 End of period (a) .....................................................................   $ 1,043,639,586    $  1,299,924,523
                                                                                           ===============    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .....   $       720,320    $       (907,771)
                                                                                           ---------------    ----------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,274,248,958) (Note 1).........  $ 2,046,420,008
   Short-term investments held as collateral for loaned
    securities ................................................       46,450,450
   Receivable for securities sold .............................       20,006,428
   Dividends, interest and other receivables ..................        3,056,416
   Other assets ...............................................            2,307
                                                                 ---------------
    Total assets ..............................................    2,115,935,609
                                                                 ---------------
 LIABILITIES
   Overdraft payable ..........................................       10,022,975
   Collateral held for loaned securities ......................       46,450,450
   Payable for securities purchased ...........................       20,272,769
   Investment management/advisory fees payable ................          814,262
   Distribution fees payable--Class IB ........................          144,336
   Administrative fees payable ................................           31,628
   Trustees' fees payable .....................................           26,166
   Payable to custodian .......................................           24,154
   Accrued expenses (Note 1) ..................................          187,954
                                                                 ---------------
    Total liabilities .........................................       77,974,694
                                                                 ---------------
 NET ASSETS ...................................................  $ 2,037,960,915
                                                                 ===============
   Net assets were comprised of:
   Paid in capital ............................................  $ 2,305,968,135
   Accumulated undistributed net investment income ............       12,151,467
   Accumulated undistributed net realized loss ................      (52,329,737)
   Unrealized depreciation on investments .....................     (227,828,950)
                                                                 ---------------
    Net assets, June 30, 2002 .................................  $ 2,037,960,915
                                                                 ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $1,366,439,666/94,152,935 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         14.51
                                                                 ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $671,521,249/46,596,584 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         14.41
                                                                 ===============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ...............................................   $    20,155,316
   Interest ................................................           659,028
   Securities lending (net) ................................           239,532
                                                               ---------------
    Total income ...........................................        21,053,876
                                                               ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................         6,295,146
   Distribution fees--Class IB .............................           867,107
   Administrative fees .....................................           313,469
   Printing and mailing expenses ...........................           249,901
   Professional fees .......................................            52,973
   Trustees' fees ..........................................            21,050
   Custodian fees ..........................................            17,236
   Miscellaneous ...........................................             7,721
                                                               ---------------
    Gross expenses .........................................         7,824,603
                                                               ---------------
   Less: Fees paid indirectly (Note 1) .....................           (18,578)
                                                               ---------------
    Net expenses ...........................................         7,806,025
                                                               ---------------
 NET INVESTMENT INCOME .....................................        13,247,851
                                                               ---------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................       (11,411,864)
   Net change in unrealized depreciation on securities .....      (290,511,902)
                                                               ---------------
 NET REALIZED AND UNREALIZED LOSS ..........................      (301,923,766)
                                                               ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................   $  (288,675,915)
                                                               ===============



                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2002        YEAR ENDED
                                                                                             (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................................................   $    13,247,851    $    21,152,852
 Net realized gain (loss) on investments ...............................................       (11,411,864)        80,815,479
 Net change in unrealized depreciation on investments ..................................      (290,511,902)      (138,632,850)
                                                                                           ---------------    ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................      (288,675,915)       (36,664,519)
                                                                                           ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ..............................................................................          (724,289)       (15,255,790)
 Class IB ..............................................................................          (352,586)        (5,110,958)
                                                                                           ---------------    ---------------
                                                                                                (1,076,875)       (20,366,748)
                                                                                           ---------------    ---------------
 Distributions from net realized capital gains
 Class IA ..............................................................................                --        (64,633,081)
 Class IB ..............................................................................                --        (27,775,337)
                                                                                           ---------------    ---------------
                                                                                                        --        (92,408,418)
                                                                                           ---------------    ---------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................        (1,076,875)      (112,775,166)
                                                                                           ---------------    ---------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [5,320,721 and 50,944,999 shares, respectively] ...................        85,990,952        907,722,584
 Capital shares issued in reinvestment of dividends and distributions [48,711 and
  4,920,700 shares, respectively] ......................................................           724,289         79,888,871
 Capital shares repurchased [(5,893,727) and (41,294,312) shares, respectively] ........       (92,279,054)      (731,790,457)
                                                                                           ---------------    ---------------
 Total Class IA transactions ...........................................................        (5,563,813)       255,820,998
                                                                                           ---------------    ---------------
 CLASS IB
 Capital shares sold [6,679,257 and 20,001,435 shares, respectively] ...................       106,315,366        350,152,463
 Capital shares issued in reinvestment of dividends and distributions [23,877 and
  2,036,980 shares, respectively] ......................................................           352,586         32,886,295
 Capital shares repurchased [(1,000,785) and (7,519,843) shares, respectively] .........       (15,201,701)      (130,453,289)
                                                                                           ---------------    ---------------
 Total Class IB transactions ...........................................................        91,466,251        252,585,469
                                                                                           ---------------    ---------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................        85,902,438        508,406,467
                                                                                           ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................................      (203,850,352)       358,966,782
NET ASSETS:
 Beginning of period ...................................................................     2,241,811,267      1,882,844,485
                                                                                           ---------------    ---------------
 End of period (a) .....................................................................   $ 2,037,960,915    $ 2,241,811,267
                                                                                           ===============    ===============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .....   $    12,151,467    $       (19,509)
                                                                                           ---------------    ---------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,155,182,705) (Note 1)..........  $2,017,786,952
   Short-term investments held as collateral for loaned
    securities .................................................     310,624,972
   Receivable for securities sold ..............................      44,684,416
   Dividends, interest and other receivables ...................       6,950,990
   Other assets ................................................           4,106
                                                                  --------------
    Total assets ...............................................   2,380,051,436
                                                                  --------------
 LIABILITIES
   Overdraft payable ...........................................       1,186,891
   Collateral held for loaned securities .......................     310,624,972
   Payable for securities purchased ............................     251,824,488
   Investment management/advisory fees payable .................         939,214
   Payable to custodian ........................................         106,242
   Distribution fees payable--Class IB .........................          61,056
   Trustees' fees payable ......................................          53,549
   Administrative fees payable .................................          52,098
   Accrued expenses (Note 1) ...................................         168,939
                                                                  --------------
    Total liabilities ..........................................     565,017,449
                                                                  --------------
 NET ASSETS ....................................................  $1,815,033,987
                                                                  ==============
   Net assets were comprised of:
   Paid in capital .............................................  $2,196,524,043
   Accumulated overdistributed net investment income ...........      18,780,429
   Accumulated undistributed net realized loss .................    (262,870,084)
   Unrealized depreciation on investments and foreign
    currencies .................................................    (137,400,401)
                                                                  --------------
    Net assets, June 30, 2002 ..................................  $1,815,033,987
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share
    $1,524,288,536/103,310,058 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $        14.75
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $290,745,451/19,795,820 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $        14.69
                                                                  ==============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $3,544 foreign withholding tax).......   $    10,238,087
   Interest ...............................................        15,283,037
   Securities lending (net) ...............................           157,470
                                                              ---------------
    Total income ..........................................        25,678,594
                                                              ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .............................         5,783,474
   Distribution fees--Class IB ............................           389,757
   Administrative fees ....................................           310,366
   Printing and mailing expenses ..........................           226,713
   Professional fees ......................................            62,273
   Custodian fees .........................................            60,984
   Trustees' fees .........................................            19,005
   Miscellaneous ..........................................            10,415
                                                              ---------------
    Gross expenses ........................................         6,862,987
                                                              ---------------
   Less: Fees paid indirectly (Note 1) ....................           (17,999)
                                                              ---------------
    Net expenses ..........................................         6,844,988
                                                              ---------------
 NET INVESTMENT INCOME ....................................        18,833,606
                                                              ---------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities .............................................       (69,802,800)
   Foreign currency transactions ..........................               114
                                                              ---------------
    Net realized loss .....................................       (69,802,686)
                                                              ---------------
   Change in unrealized appreciation (depreciation) on:
   Securities .............................................      (159,677,040)
   Foreign currency translations ..........................             9,468
                                                              ---------------
    Net change in unrealized depreciation .................      (159,667,572)
                                                              ---------------
 NET REALIZED AND UNREALIZED LOSS .........................      (229,470,258)
                                                              ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................   $  (210,636,652)
                                                              ===============



                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    18,833,606    $    48,120,159
 Net realized loss on investments ........................................................       (69,802,686)      (173,687,537)
 Net change in unrealized depreciation on investments and foreign currencies .............      (159,667,572)      (198,638,412)
                                                                                             ---------------    ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (210,636,652)      (324,205,790)
                                                                                             ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (818,344)       (39,922,221)
 Class IB ................................................................................          (154,941)        (6,253,945)
                                                                                             ---------------    ---------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (973,285)       (46,176,166)
                                                                                             ---------------    ---------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [445,379 and 4,145,830 shares, respectively] ........................         7,049,470         75,637,948
 Capital shares issued in reinvestment of dividends and distributions [54,756 and
  2,455,241 shares, respectively] ........................................................           818,344         39,922,221
 Capital shares repurchased [(9,019,080) and (14,413,911) shares, respectively] ..........      (141,555,199)      (253,790,848)
                                                                                             ---------------    ---------------
 Total Class IA transactions .............................................................      (133,687,385)      (138,230,679)
                                                                                             ---------------    ---------------
 CLASS IB
 Capital shares sold [1,289,487 and 3,905,489 shares, respectively] ......................        20,242,741         69,348,700
 Capital shares issued in reinvestment of dividends and distributions [10,413 and 385,808
  shares, respectively] ..................................................................           154,941          6,253,945
 Capital shares repurchased [(1,372,640) and (1,498,727) shares, respectively] ...........       (21,417,917)       (25,212,184)
                                                                                             ---------------    ---------------
 Total Class IB transactions .............................................................        (1,020,235)        50,390,461
                                                                                             ---------------    ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      (134,707,620)       (87,840,218)
                                                                                             ---------------    ---------------
TOTAL DECREASE IN NET ASSETS .............................................................      (346,317,557)      (458,222,174)
NET ASSETS:
 Beginning of period .....................................................................     2,161,351,544      2,619,573,718
                                                                                             ---------------    ---------------
 End of period (a) .......................................................................   $ 1,815,033,987    $ 2,161,351,544
                                                                                             ===============    ===============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $    18,780,429    $       920,108
                                                                                             ---------------    ---------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $560,563,751) (Note 1)...........   $  566,241,025
   Repurchase agreement (Cost $131,118,000)....................      131,118,000
   Short-term investments held as collateral for loaned
    securities ................................................      268,041,004
   Receivable for securities sold .............................       27,259,922
   Dividends, interest and other receivables ..................        3,454,463
   Other assets ...............................................              337
                                                                  --------------
    Total assets ..............................................      996,114,751
                                                                  --------------
 LIABILITIES
   Overdraft payable ..........................................          543,976
   Collateral held for loaned securities ......................      268,041,004
   Payable for securities purchased ...........................      154,000,857
   Investment management/advisory fees payable ................          225,347
   Distribution fees payable--Class IB ........................           56,110
   Payable to custodian .......................................           49,978
   Administrative fees payable ................................           14,703
   Trustees' fees payable .....................................            9,529
   Accrued expenses (Note 1) ..................................           48,437
                                                                  --------------
    Total liabilities .........................................      422,989,941
                                                                  --------------
 NET ASSETS ...................................................   $  573,124,810
                                                                  ==============
   Net assets were comprised of:
   Paid in capital ............................................   $  557,297,906
   Accumulated undistributed net investment income ............        8,687,194
   Accumulated undistributed net realized gain ................        1,462,436
   Unrealized appreciation on investments .....................        5,677,274
                                                                  --------------
    Net assets, June 30, 2002 .................................   $  573,124,810
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share
    $283,183,137/27,702,595 shares outstanding(unlimited
    amount authorized: $0.01 par value) (Note 1)...............   $        10.22
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $289,941,673/28,535,516 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............   $        10.16
                                                                  ==============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Interest ...........................................    $ 10,266,695
   Securities lending (net) ...........................         164,457
                                                           ------------
    Total income ......................................      10,431,152
                                                           ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................       1,237,209
   Distribution fees--Class IB ........................         295,834
   Administrative fees ................................          79,675
   Printing and mailing expenses ......................          55,069
   Custodian fees .....................................          36,245
   Professional fees ..................................          26,239
   Trustees' fees .....................................           4,336
   Miscellaneous ......................................           1,408
                                                           ------------
    Total expenses ....................................       1,736,015
                                                           ------------
 NET INVESTMENT INCOME ................................       8,695,137
                                                           ------------
 REALIZED AND UNREALIZED GAIN (NOTE 1)
   Realized gain on securities ........................       5,067,545
   Net change in unrealized appreciation on securities        3,570,552
                                                           ------------
 NET REALIZED AND UNREALIZED GAIN .....................       8,638,097
                                                           ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ 17,333,234
                                                           ============




                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................................................   $   8,695,137     $  14,859,548
 Net realized gain on investments ......................................................       5,067,545         7,985,044
 Net change in unrealized appreciation (depreciation) on investments ...................       3,570,552        (1,218,365)
                                                                                           -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................      17,333,234        21,626,227
                                                                                           -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ..............................................................................              --        (8,338,708)
 Class IB ..............................................................................              --        (6,679,108)
                                                                                           -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................              --       (15,017,816)
                                                                                           -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [7,272,393 and 12,768,262 shares, respectively] ...................      72,749,812       127,029,243
 Capital shares issued in reinvestment of dividends and distributions [0 and 846,569
  shares, respectively] ................................................................              --         8,338,708
 Capital shares repurchased [(3,980,667) and (4,296,830) shares, respectively] .........     (39,730,116)      (42,386,154)
                                                                                           -------------     -------------
 Total Class IA transactions ...........................................................      33,019,696        92,981,797
                                                                                           -------------     -------------
 CLASS IB
 Capital shares sold [9,052,716 and 2,891,481 shares, respectively] ....................      90,376,080       137,770,460
 Capital shares issued in reinvestment of dividends and distributions [0 and 680,847
  shares, respectively] ................................................................              --         6,679,108
 Capital shares repurchased [(1,362,275) and (1,224,904) shares, respectively] .........     (13,545,228)      (12,188,230)
                                                                                           -------------     -------------
 Total Class IB transactions ...........................................................      76,830,852       132,261,338
                                                                                           -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................     109,850,548       225,243,135
                                                                                           -------------     -------------
TOTAL INCREASE IN NET ASSETS ...........................................................     127,183,782       231,851,546
NET ASSETS:
 Beginning of period ...................................................................     445,941,028       214,089,482
                                                                                           -------------     -------------
 End of period (a) .....................................................................   $ 573,124,810     $ 445,941,028
                                                                                           =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .....   $   8,687,194     $      (7,943)
                                                                                           -------------     -------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $216,320,420) (Note 1).............  $ 209,280,019
   Cash (Foreign Cash $2,226,006)................................      3,988,053
   Short-term investments held as collateral for loaned
    securities ..................................................     34,131,013
   Dividends, interest and other receivables ....................        372,169
   Other assets .................................................      1,035,716
                                                                   -------------
    Total assets ................................................    248,806,970
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ........................     34,131,013
   Payable to custodian .........................................        203,114
   Investment management/advisory fees payable ..................        148,191
   Variation margin payable on futures contracts (Note 1) .......         62,628
   Payable for securities purchased .............................         43,136
   Administrative fees payable ..................................         19,374
   Distribution fees payable--Class IB ..........................          9,666
   Trustees' fees payable .......................................          4,501
   Accrued expenses (Note 1) ....................................         16,157
                                                                   -------------
    Total liabilities ...........................................     34,637,780
                                                                   -------------
 NET ASSETS .....................................................  $ 214,169,190
                                                                   =============
   Net assets were comprised of:
   Paid in capital ..............................................  $ 280,993,839
   Accumulated undistributed net investment income ..............      1,268,208
   Accumulated undistributed net realized loss ..................    (61,060,945)
   Unrealized depreciation on investments, foreign currencies
    and futures .................................................     (7,031,912)
                                                                   -------------
    Net assets, June 30, 2002 ...................................  $ 214,169,190
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $169,269,140/20,493,586 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        8.26
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $44,900,050/5,507,204 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        8.15
                                                                   =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $290,383 foreign withholding tax)..    $   2,395,205
   Interest ............................................           40,684
   Securities lending (net) ............................           73,130
                                                            -------------
    Total income .......................................        2,509,019
                                                            -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................          882,534
   Custodian fees ......................................          138,136
   Administrative fees .................................           69,710
   Distribution fees--Class IB .........................           49,378
   Professional fees ...................................           27,197
   Printing and mailing expenses .......................           23,619
   Trustees' fees ......................................            1,924
   Miscellaneous .......................................            1,075
                                                            -------------
    Gross expenses .....................................        1,193,573
                                                            -------------
   Less: Fees paid indirectly (Note 1) .................           (4,652)
                                                            -------------
    Net expenses .......................................        1,188,921
                                                            -------------
 NET INVESTMENT INCOME .................................        1,320,098
                                                            -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..........................................      (13,004,014)
   Futures .............................................         (570,525)
   Foreign currency transactions .......................          569,769
                                                            -------------
    Net realized loss ..................................      (13,004,770)
                                                            -------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................       17,428,855
   Futures .............................................         (118,806)
   Foreign currency translations .......................           90,101
                                                            -------------
    Net change in unrealized appreciation ..............       17,400,150
                                                            -------------
 NET REALIZED AND UNREALIZED GAIN ......................        4,395,380
                                                            -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $   5,715,478
                                                            =============


STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
                                                                                           ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   1,320,098     $      301,304
 Net realized loss on investments, futures and foreign currency transactions .............     (13,004,770)       (46,971,630)
 Net change in unrealized appreciation (depreciation) on investments, futures and foreign
  currencies .............................................................................      17,400,150        (12,779,691)
                                                                                             -------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................       5,715,478        (59,450,017)
                                                                                             -------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Distributions from net realized capital gains
 Class IA ................................................................................              --         (4,004,719)
 Class IB ................................................................................              --           (758,705)
                                                                                             -------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --         (4,763,424)
                                                                                             -------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [7,439,643 and 39,656,124 shares, respectively] .....................      60,046,122        352,585,055
 Capital shares issued in reinvestment of dividends and distributions [0 and 430,615
  shares, respectively] ..................................................................              --          4,004,719
 Capital shares repurchased [(7,819,277) and (40,713,829) shares, respectively] ..........     (63,344,434)      (362,357,488)
                                                                                             -------------     --------------
 Total Class IA transactions .............................................................      (3,298,312)        (5,767,714)
                                                                                             -------------     --------------
 CLASS IB
 Capital shares sold [3,667,754 and 26,541,967 shares, respectively] .....................      29,662,581        235,374,910
 Capital shares issued in reinvestment of dividends and distributions [0 and 82,200
  shares, respectively] ..................................................................              --            758,705
 Capital shares repurchased [(2,703,675) and (25,602,903) shares, respectively] ..........     (21,574,604)      (227,985,314)
                                                                                             -------------     --------------
 Total Class IB transactions .............................................................       8,087,977          8,148,301
                                                                                             -------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       4,789,665          2,380,587
                                                                                             -------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................      10,505,143        (61,832,854)
NET ASSETS:
 Beginning of period .....................................................................     203,664,047        265,496,901
                                                                                             -------------     --------------
 End of period (a) .......................................................................   $ 214,169,190     $  203,664,047
                                                                                             =============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......   $   1,268,208     $      (51,890)
                                                                                             -------------     --------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Amortized Cost $1,915,484,378)
    (Note 1) ...................................................  $1,915,484,378
   Cash ........................................................      34,033,603
   Dividends, interest and other receivables ...................       2,769,217
   Other assets ................................................           2,194
                                                                  --------------
    Total assets ...............................................   1,952,289,392
                                                                  --------------
 LIABILITIES
   Investment management/advisory fees payable .................         524,373
   Distribution fees payable--Class IB .........................         309,134
   Trustees' fees payable ......................................          50,898
   Payable to custodian ........................................          40,735
   Administrative fees payable .................................          28,570
   Accrued expenses (Note 1) ...................................         263,398
                                                                  --------------
    Total liabilities ..........................................       1,217,108
                                                                  --------------
 NET ASSETS ....................................................  $1,951,072,284
                                                                  ==============
   Net assets were comprised of:
   Paid in capital .............................................  $1,937,291,564
   Accumulated undistributed net investment income .............      13,887,284
   Accumulated undistributed net realized loss .................        (106,564)
                                                                  --------------
    Net assets, June 30, 2002 ..................................  $1,951,072,284
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share
    $861,549,346/82,403,430 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $        10.46
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $1,089,522,938/104,869,708 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $        10.39
                                                                  ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Interest ..............................    $ 18,919,174
                                              ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ............       3,100,850
   Distribution fees--Class IB ...........       1,304,260
   Administrative fees ...................         268,444
   Printing and mailing expenses .........         209,814
   Professional fees .....................          45,748
   Custodian fees ........................          31,192
   Trustees' fees ........................          17,639
   Miscellaneous .........................           6,922
                                              ------------
    Total expenses .......................       4,984,869
                                              ------------
 NET INVESTMENT INCOME ...................      13,934,305
                                              ------------
 REALIZED GAIN (NOTE 1)
   Realized gain on securities ...........           8,429
                                              ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ..............................    $ 13,942,734
                                              ============


                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $     13,934,305    $     61,280,573
 Net realized gain (loss) on investments .................................................             8,429            (114,993)
 Net change in unrealized depreciation on investments and foreign currencies .............                --            (578,840)
                                                                                            ----------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................        13,942,734          60,586,740
                                                                                            ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................                --         (28,019,686)
 Class IB ................................................................................                --         (34,048,521)
                                                                                            ----------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................                --         (62,068,207)
                                                                                            ----------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [91,446,655 and 311,710,895 shares, respectively] ...................       952,393,985       3,281,762,757
 Capital shares issued in reinvestment of dividends and distributions [0 and 2,701,995
  shares, respectively] ..................................................................                --          28,019,686
 Capital shares repurchased [(92,031,211) and (317,900,597) shares, respectively] ........      (958,348,326)     (3,344,985,795)
                                                                                            ----------------    ----------------
 Total Class IA transactions .............................................................        (5,954,341)        (35,203,352)
                                                                                            ----------------    ----------------
 CLASS IB
 Capital shares sold [90,708,282 and 457,503,961 shares, respectively] ...................       939,050,741       4,795,132,482
 Capital shares issued in reinvestment of dividends and distributions [0 and 3,302,475
  shares, respectively] ..................................................................                --          34,048,521
 Capital shares repurchased [(97,779,962) and (414,722,639) shares, respectively] ........    (1,011,844,608)     (4,347,049,076)
                                                                                            ----------------    ----------------
 Total Class IB transactions .............................................................       (72,793,867)        482,131,927
                                                                                            ----------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       (78,748,208)        446,928,575
                                                                                            ----------------    ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       (64,805,474)        445,447,108
NET ASSETS:
 Beginning of period .....................................................................     2,015,877,758       1,570,430,650
                                                                                            ----------------    ----------------
 End of period (a) .......................................................................  $  1,951,072,284    $  2,015,877,758
                                                                                            ================    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......  $     13,887,284    $        (47,021)
                                                                                            ----------------    ----------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $833,642,955) (Note 1)...........  $   722,986,328
   Cash .......................................................        3,535,682
   Short-term investments held as collateral for loaned
    securities ................................................       28,028,750
   Receivable for securities sold .............................       16,318,007
   Dividends, interest and other receivables ..................          569,933
   Other assets ...............................................              505
                                                                 ---------------
    Total assets ..............................................      771,439,205
                                                                 ---------------
 LIABILITIES
   Collateral held for loaned securities ......................       28,028,750
   Payable for securities purchased ...........................       16,476,950
   Investment management/advisory fees payable ................          514,233
   Distribution fees payable--Class IB ........................          137,253
   Payable to custodian .......................................           21,905
   Administrative fees payable ................................            9,842
   Trustees' fees payable .....................................            4,014
   Accrued expenses (Note 1) ..................................           22,495
                                                                 ---------------
    Total liabilities .........................................       45,215,442
                                                                 ---------------
 NET ASSETS ...................................................  $   726,223,763
                                                                 ===============
   Net assets were comprised of:
   Paid in capital ............................................  $ 1,434,349,523
   Accumulated overdistributed net investment income ..........       (2,132,548)
   Accumulated undistributed net realized loss ................     (595,336,585)
   Unrealized depreciation on investments .....................     (110,656,627)
                                                                 ---------------
    Net assets, June 30, 2002 .................................  $   726,223,763
                                                                 ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $27,363,803/4,722,591 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $          5.79
                                                                 ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $698,859,960/121,442,914 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $          5.75
                                                                 ===============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $13,794 foreign withholding tax).......   $     2,595,863
   Interest ................................................            31,923
   Securities lending (net) ................................           100,991
                                                               ---------------
    Total income ...........................................         2,728,777
                                                               ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................         3,860,382
   Distribution fees--Class IB .............................         1,029,874
   Administrative fees .....................................           140,750
   Printing and mailing expenses ...........................            96,873
   Professional fees .......................................            30,093
   Custodian fees ..........................................            16,230
   Trustees' fees ..........................................             7,734
   Miscellaneous ...........................................             2,542
                                                               ---------------
    Gross expenses .........................................         5,184,478
                                                               ---------------
   Less: Waiver of investment management (Note 6) ..........          (293,881)
         Fees paid indirectly (Note 1) .....................           (34,221)
                                                               ---------------
    Net expenses ...........................................         4,856,376
                                                               ---------------
 NET INVESTMENT LOSS .......................................        (2,127,599)
                                                               ---------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................       (99,313,253)
   Net change in unrealized depreciation on securities .....      (101,965,112)
                                                               ---------------
 NET REALIZED AND UNREALIZED LOSS ..........................      (201,278,365)
                                                               ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................   $  (203,405,964)
                                                               ===============



                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................  $   (2,127,599)    $   (4,093,696)
 Net realized loss on investments ........................................................     (99,313,253)      (520,916,391)
 Net change in unrealized appreciation (depreciation) on investments .....................    (101,965,112)       206,709,362
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (203,405,964)      (318,300,725)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Distributions from net realized capital gains
 Class IA ................................................................................              --             (4,012)
 Class IB ................................................................................              --            (83,885)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --            (87,897)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [292,245 and 1,473,579 shares, respectively] ........................       1,978,052         12,706,178
 Capital shares issued in reinvestment of dividends and distributions [0 and 457 shares,
  respectively] ..........................................................................              --              4,012
 Capital shares repurchased [(884,657) and (1,268,018) shares, respectively] .............      (5,716,091)        (9,695,444)
                                                                                            --------------     --------------
 Total Class IA transactions .............................................................      (3,738,039)         3,014,746
                                                                                            --------------     --------------
 CLASS IB
 Capital shares sold [14,565,075 and 82,026,893 shares, respectively] ....................      97,395,014        676,537,708
 Capital shares issued in reinvestment of dividends and distributions [0 and 9,609
  shares, respectively] ..................................................................              --             83,885
 Capital shares repurchased [(19,542,176) and (92,093,526) shares, respectively] .........    (127,433,849)      (526,906,154)
 In-kind redemptions [(0) and (3,034,794) shares, respectively] ..........................              --       (262,006,704)
                                                                                            --------------     --------------
 Total Class IB transactions .............................................................     (30,038,835)      (112,291,265)
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................     (33,776,874)      (109,276,519)
                                                                                            --------------     --------------
TOTAL DECREASE IN NET ASSETS .............................................................    (237,182,838)      (427,665,141)
NET ASSETS:
 Beginning of period .....................................................................     963,406,601      1,391,071,742
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $  726,223,763     $  963,406,601
                                                                                            ==============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of .......................  $   (2,132,548)    $       (4,949)
                                                                                            --------------     --------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $565,717,463) (Note 1)...........    $ 567,793,762
   Short-term investments held as collateral for loaned
    securities ................................................      170,373,563
   Receivable for securities sold .............................       22,326,206
   Dividends, interest and other receivables ..................        2,811,738
   Other assets ...............................................              562
                                                                   -------------
    Total assets ..............................................      763,305,831
                                                                   -------------
 LIABILITIES
   Overdraft payable ..........................................           19,452
   Payable for securities purchased ...........................      178,895,296
   Collateral held for loaned securities ......................      170,373,563
   Investment management/advisory fees payable ................          175,502
   Distribution fees payable--Class IB ........................           18,066
   Payable to custodian .......................................           12,407
   Administrative fees payable ................................           10,973
   Trustees' fees payable .....................................            6,530
   Accrued expenses (Note 1) ..................................            3,970
                                                                   -------------
    Total liabilities .........................................      349,515,759
                                                                   -------------
 NET ASSETS ...................................................    $ 413,790,072
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 406,645,830
   Accumulated undistributed net investment income ............        6,804,216
   Accumulated undistributed net realized loss ................       (1,736,273)
   Unrealized appreciation on investments .....................        2,076,299
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 413,790,072
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $319,800,346/32,062,717 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        9.97
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $93,989,726/9,469,268 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        9.93
                                                                   =============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Interest ...........................................    $  7,955,532
   Securities lending (net) ...........................          86,114
                                                           ------------
    Total income ......................................       8,041,646
                                                           ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................         990,341
   Distribution fees--Class IB ........................          81,045
   Administrative fees ................................          69,102
   Printing and mailing expenses ......................          42,274
   Professional fees ..................................          24,496
   Custodian fees .....................................          17,520
   Trustees' fees .....................................           3,838
   Miscellaneous ......................................           1,596
                                                           ------------
    Total expenses ....................................       1,230,212
                                                           ------------
 NET INVESTMENT INCOME ................................       6,811,434
                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................       2,049,909
   Net change in unrealized depreciation on securities       (2,041,198)
                                                           ------------
 NET REALIZED AND UNREALIZED GAIN .....................           8,711
                                                           ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $  6,820,145
                                                           ============



                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                          -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................    $   6,811,434      $   18,206,080
 Net realized gain on investments ........................................................        2,049,909          24,725,107
 Net change in unrealized depreciation on investments ....................................       (2,041,198)        (13,643,227)
                                                                                              -------------      --------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................        6,820,145          29,287,960
                                                                                              -------------      --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................         (484,748)        (15,693,200)
 Class IB ................................................................................         (132,631)         (2,231,828)
                                                                                              -------------      --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (617,379)        (17,925,028)
                                                                                              -------------      --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [4,309,037 and 14,074,805 shares, respectively] .....................       42,619,910         140,132,916
 Capital shares issued in reinvestment of dividends and distributions [48,425 and
  1,606,358 shares, respectively] ........................................................          484,748          15,693,200
 Capital shares repurchased [(3,809,261) and (39,619,918) shares, respectively] ..........      (37,606,408)        (44,922,469)
 In-kind redemptions [(0) and (2,486,849) shares, respectively] ..........................               --        (366,711,197)
                                                                                              -------------      --------------
 Total Class IA transactions .............................................................        5,498,250        (255,807,550)
                                                                                              -------------      --------------
 CLASS IB
 Capital shares sold [5,112,292 and 1,736,065 shares, respectively] ......................       50,446,490          39,464,526
 Capital shares issued in reinvestment of dividends and distributions [13,312 and 2,742
  shares, respectively] ..................................................................          132,631           2,231,828
 Capital shares repurchased [(449,372) and (101,528) shares, respectively] ...............       (4,430,442)         (3,579,499)
                                                                                              -------------      --------------
 Total Class IB transactions .............................................................       46,148,679          38,116,855
                                                                                              -------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........       51,646,929        (217,690,695)
                                                                                              -------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................       57,849,695        (206,327,763)
NET ASSETS:
 Beginning of period .....................................................................      355,940,377         562,268,140
                                                                                              -------------      --------------
 End of period (a) .......................................................................    $ 413,790,072      $  355,940,377
                                                                                              =============      ==============
----------
 (a) Includes accumulated undistributed net investment income of .........................    $   6,804,216      $      610,161
                                                                                              -------------      --------------



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)



 ASSETS
   Investments at value (Cost $787,863,696) (Note 1)...........  $  735,145,684
   Cash .......................................................       1,649,477
   Receivable for securities sold .............................       6,318,884
   Dividends, interest and other receivables ..................         215,306
   Other assets ...............................................             584
                                                                 --------------
    Total assets ..............................................     743,329,935
                                                                 --------------
 LIABILITIES
   Payable for securities purchased ...........................       9,054,104
   Investment management/advisory fees payable ................         398,613
   Distribution fees payable--Class IB ........................          63,347
   Payable to custodian .......................................          27,686
   Administrative fees payable ................................          15,014
   Trustees' fees payable .....................................           2,980
   Accrued expenses (Note 1) ..................................          15,600
                                                                 --------------
    Total liabilities .........................................       9,577,344
                                                                 --------------
 NET ASSETS ...................................................  $  733,752,591
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ............................................  $  967,585,929
   Accumulated overdistributed net investment income ..........      (2,946,149)
   Accumulated undistributed net realized loss ................    (178,169,177)
   Unrealized depreciation on investments .....................     (52,718,012)
                                                                 --------------
    Net assets, June 30, 2002 .................................  $  733,752,591
                                                                 ==============
 CLASS IA
   Net asset value, offering and redemption price per share
    $385,436,182/35,850,747 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $        10.75
                                                                 ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $348,316,409/32,820,678 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $        10.61
                                                                 ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $546 foreign withholding tax)..........   $       619,795
   Interest ................................................           179,806
                                                               ---------------
    Total income ...........................................           799,601
                                                               ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................         3,038,900
   Distribution fees--Class IB .............................           468,999
   Administrative fees .....................................           126,133
   Printing and mailing expenses ...........................            91,518
   Professional fees .......................................            31,287
   Custodian fees ..........................................            19,687
   Trustees' fees ..........................................             7,767
   Miscellaneous ...........................................             2,387
                                                               ---------------
    Gross expenses .........................................         3,786,678
                                                               ---------------
   Less: Fees paid indirectly (Note 1) .....................           (41,632)
                                                               ---------------
    Net expenses ...........................................         3,745,046
                                                               ---------------
 NET INVESTMENT LOSS .......................................        (2,945,445)
                                                               ---------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................       (80,603,005)
   Net change in unrealized depreciation on securities .....       (62,641,380)
                                                               ---------------
 NET REALIZED AND UNREALIZED LOSS ..........................      (143,244,385)
                                                               ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................   $  (146,189,830)
                                                               ===============




                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss ...................................................................  $   (2,945,445)    $   (4,900,665)
 Net realized loss on investments ......................................................     (80,603,005)       (91,641,990)
 Net change in unrealized depreciation on investments ..................................     (62,641,380)       (17,174,320)
                                                                                          --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................    (146,189,830)      (113,716,975)
                                                                                          --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Distributions from net realized capital gains
 Class IA ..............................................................................              --         (7,374,174)
 Class IB ..............................................................................              --         (5,594,961)
                                                                                          --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................              --        (12,969,135)
                                                                                          --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [14,639,429 and 42,650,928 shares, respectively] ..................     179,326,829        556,998,418
 Capital shares issued in reinvestment of dividends and distributions [0 and 543,818
  shares, respectively] ................................................................              --          7,374,174
 Capital shares repurchased [(14,542,923) and (94,258,832) shares, respectively] .......    (176,544,058)      (530,221,845)
                                                                                          --------------     --------------
 Total Class IA transactions ...........................................................       2,782,771         34,150,747
                                                                                          --------------     --------------
 CLASS IB
 Capital shares sold [23,460,968 and 47,360,060 shares, respectively] ..................     280,198,863        601,650,251
 Capital shares issued in reinvestment of dividends and distributions [0 and 416,602
  shares, respectively] ................................................................              --          5,594,961
 Capital shares repurchased [(21,053,368) and (41,533,830) shares, respectively] .......    (252,183,854)      (527,796,062)
                                                                                          --------------     --------------
 Total Class IB transactions ...........................................................      28,015,009         79,449,150
                                                                                          --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      30,797,780        113,599,897
                                                                                          --------------     --------------
TOTAL DECREASE IN NET ASSETS ...........................................................    (115,392,050)       (13,086,213)
NET ASSETS:
 Beginning of period ...................................................................     849,144,641        862,230,854
                                                                                          --------------     --------------
 End of period (a) .....................................................................  $  733,752,591     $  849,144,641
                                                                                          ==============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of .....................  $   (2,946,149)    $         (704)
                                                                                          --------------     --------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $336,248,608) (Note 1)...........  $  246,427,420
   Cash .......................................................         127,427
   Short-term investments held as collateral for loaned
    securities ................................................      12,723,090
   Receivable for securities sold .............................       2,172,548
   Dividends, interest and other receivables ..................          58,304
                                                                 --------------
    Total assets ..............................................     261,508,789
                                                                 --------------
 LIABILITIES
   Collateral held for loaned securities ......................      12,723,090
   Payable for securities purchased ...........................       1,079,659
   Investment management/advisory fees payable ................         165,719
   Distribution fees payable--Class IB ........................          46,934
   Payable to custodian .......................................          16,662
   Administrative fees payable ................................          10,936
   Trustees' fees payable .....................................           2,061
   Accrued expenses (Note 1) ..................................          21,153
                                                                 --------------
    Total liabilities .........................................      14,066,214
                                                                 --------------
 NET ASSETS ...................................................  $  247,442,575
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ............................................  $  537,516,392
   Accumulated overdistributed net investment income ..........      (1,427,199)
   Accumulated undistributed net realized loss ................    (198,825,430)
   Unrealized depreciation on investments .....................     (89,821,188)
                                                                 --------------
    Net assets, June 30, 2002 .................................  $  247,442,575
                                                                 ==============
 CLASS IA
   Net asset value, offering and redemption price per share
    $15,711,784/4,373,838 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         3.59
                                                                 ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $231,730,791/64,896,045 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         3.57
                                                                 ==============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends ...............................................   $       149,227
   Interest ................................................           132,745
   Securities lending (net) ................................            56,561
                                                               ---------------
    Total income ...........................................           338,533
                                                               ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................         1,413,126
   Distribution fees--Class IB .............................           366,103
   Administrative fees .....................................            58,625
   Printing and mailing expenses ...........................            35,471
   Professional fees .......................................            21,636
   Custodian fees ..........................................            12,754
   Trustees' fees ..........................................             2,833
   Miscellaneous ...........................................               742
                                                               ---------------
    Gross expenses .........................................         1,911,290
                                                               ---------------
   Less: Waiver of investment management fees (Note 6) .....          (132,454)
         Fees paid indirectly (Note 1) .....................           (14,019)
                                                               ---------------
    Net expenses ...........................................         1,764,817
                                                               ---------------
 NET INVESTMENT LOSS .......................................        (1,426,284)
                                                               ---------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................       (92,098,220)
   Net change in unrealized depreciation on securities .....       (11,223,617)
                                                               ---------------
 NET REALIZED AND UNREALIZED LOSS ..........................      (103,321,837)
                                                               ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................   $  (104,748,121)
                                                               ===============




                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................  $   (1,426,284)    $   (1,764,243)
 Net realized loss on investments ........................................................     (92,098,220)       (72,296,309)
 Net change in unrealized depreciation on investments ....................................     (11,223,617)       (19,314,790)
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (104,748,121)       (93,375,342)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................              --             (3,742)
 Class IB ................................................................................              --            (43,210)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --            (46,952)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [5,650,025 and 12,385,697 shares, respectively] .....................      27,904,272         66,759,784
 Capital shares issued in reinvestment of dividends and distributions [0 and 639 shares,
  respectively] ..........................................................................              --              3,742
 Capital shares repurchased [(6,079,349) and (11,009,377) shares, respectively] ..........     (27,990,524)       (57,827,885)
                                                                                            --------------     --------------
 Total Class IA transactions .............................................................         (86,252)         8,935,641
                                                                                            --------------     --------------
 CLASS IB
 Capital shares sold [13,723,588 and 45,871,492 shares, respectively] ....................      62,141,741        254,454,522
 Capital shares issued in reinvestment of dividends and distributions [0 and 7,399
  shares, respectively] ..................................................................              --             43,210
 Capital shares repurchased [(12,452,644) and (23,493,033) shares, respectively] .........     (54,947,263)      (122,949,066)
                                                                                            --------------     --------------
 Total Class IB transactions .............................................................       7,194,478        131,548,666
                                                                                            --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       7,108,226        140,484,307
                                                                                            --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (97,639,895)        47,062,013
NET ASSETS:
 Beginning of period .....................................................................     345,082,470        298,020,457
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $  247,442,575     $  345,082,470
                                                                                            ==============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of .......................  $   (1,427,199)    $         (915)
                                                                                            --------------     --------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $21,896,079) (Note 1)............    $ 19,769,485
   Cash .......................................................       1,308,750
   Short-term investments held as collateral for loaned
    securities ................................................         326,350
   Dividends, interest and other receivables ..................          17,363
                                                                   ------------
    Total assets ..............................................      21,421,948
                                                                   ------------
 LIABILITIES
   Collateral held for loaned securities ......................         326,350
   Payable for securities purchased ...........................         138,362
   Payable to custodian .......................................          31,507
   Administrative fees payable ................................           7,188
   Distribution fees payable--Class IB ........................           4,147
   Investment management/advisory fees payable ................           1,360
   Trustees' fees payable .....................................             183
   Accrued expenses (Note 1) ..................................          10,052
                                                                   ------------
    Total liabilities .........................................         519,149
                                                                   ------------
 NET ASSETS ...................................................    $ 20,902,799
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 25,980,047
   Accumulated undistributed net investment income ............          33,165
   Accumulated undistributed net realized loss ................      (2,983,819)
   Unrealized depreciation on investments .....................      (2,126,594)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 20,902,799
                                                                   ============
 CLASS IB
   Net asset value, offering and redemption price per share
    $20,902,799/3,395,656 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       6.16
                                                                   ============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $2 foreign withholding tax) ...........     $     120,819
   Interest ................................................             9,777
   Securities lending (net) ................................               563
                                                                 -------------
    Total income ...........................................           131,159
                                                                 -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................            67,078
   Distribution fees--Class IB .............................            25,799
   Custodian fees ..........................................            21,383
   Administrative fees .....................................            18,767
   Professional fees .......................................            17,066
   Printing and mailing expenses ...........................             2,314
   Trustees' fees ..........................................               117
   Miscellaneous ...........................................               233
                                                                 -------------
    Gross expenses .........................................           152,757
                                                                 -------------
   Less: Waiver of investment management fees (Note 6) .....           (54,827)
                                                                 -------------
    Net expenses ...........................................            97,930
                                                                 -------------
 NET INVESTMENT INCOME .....................................            33,229
                                                                 -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................        (1,279,521)
   Net change in unrealize depreciation on securities ......        (1,546,149)
                                                                 -------------
 NET REALIZED AND UNREALIZED LOSS ..........................        (2,825,670)
                                                                 -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................     $  (2,792,441)
                                                                 =============




                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     33,229       $     36,352
 Net realized loss on investments ........................................................     (1,279,521)        (1,660,367)
 Net change in unrealized depreciation on investments ....................................     (1,546,149)           (82,709)
                                                                                             ------------       ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (2,792,441)        (1,706,724)
                                                                                             ------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................         (7,404)           (29,012)
                                                                                             ------------       ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [1,315,393 and 2,161,705 shares, respectively] ......................      8,952,445         15,820,075
 Capital shares issued in reinvestment of dividends and distributions [1,177 and 4,168
  shares, respectively] ..................................................................          7,404             29,012
 Capital shares repurchased [(603,635) and (313,366) shares, respectively] ...............     (4,066,186)        (2,203,038)
                                                                                             ------------       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      4,893,663         13,646,049
                                                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS .............................................................      2,093,818         11,910,313
NET ASSETS:
 Beginning of period .....................................................................     18,808,981          6,898,668
                                                                                             ------------       ------------
 End of period (a) .......................................................................   $ 20,902,799       $ 18,808,981
                                                                                             ============       ============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $     33,165       $      7,340
                                                                                             ------------       ------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $15,104,157) (Note 1)............    $  13,412,978
   Cash .......................................................        1,291,818
   Short-term investments held as collateral for loaned
    securities ................................................        2,245,000
   Receivable from investment manager .........................            1,634
   Dividends, interest and other receivables ..................              855
                                                                   -------------
    Total assets ..............................................       16,952,285
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................        2,245,000
   Payable for securities purchased ...........................           69,965
   Payable to custodian .......................................           31,237
   Administrative fees payable ................................            7,030
   Distribution fees payable--Class IB ........................            2,769
   Trustees' fees payable .....................................              126
   Accrued expenses (Note 1) ..................................            9,417
                                                                   -------------
    Total liabilities .........................................        2,365,544
                                                                   -------------
 NET ASSETS ...................................................    $  14,586,741
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $  28,550,978
   Accumulated undistributed net investment loss ..............          (68,386)
   Accumulated undistributed net realized loss ................      (12,204,672)
   Unrealized depreciation on investments .....................       (1,691,179)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $  14,586,741
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $14,586,741/4,532,630 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        3.22
================================================================   =============




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends ...............................................     $      12,541
   Interest ................................................             9,361
   Securities lending (net) ................................             2,765
                                                                 -------------
    Total income ...........................................            24,667
                                                                 -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................            65,193
   Custodian fees ..........................................            23,694
   Distribution fees--Class IB .............................            23,283
   Administrative fees .....................................            18,586
   Professional fees .......................................            17,026
   Printing and mailing expenses ...........................             2,004
   Trustees' fees ..........................................                89
   Miscellaneous ...........................................               231
                                                                 -------------
    Gross expenses .........................................           150,106
                                                                 -------------
   Less: Waiver of investment management (Note 6) ..........           (57,053)
                                                                 -------------
    Net expenses ...........................................            93,053
                                                                 -------------
 NET INVESTMENT LOSS .......................................           (68,386)
                                                                 -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................        (1,321,113)
   Net change in unrealized depreciation on securities .....        (2,960,340)
                                                                 -------------
 NET REALIZED AND UNREALIZED LOSS ..........................        (4,281,453)
                                                                 =============
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................     $  (4,349,839)
                                                                 =============




                                                                                        SIX MONTHS ENDED
                                                                                         JUNE 30, 2002         YEAR ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                     -----------------   ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................................................     $    (68,386)        $    (47,086)
 Net realized gain on investments ..................................................       (1,321,113)          (9,739,547)
 Net change in unrealized depreciation on investments ..............................       (2,960,340)           3,673,924
                                                                                         ------------         ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................       (4,349,839)          (6,112,709)
                                                                                         ------------         ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [1,930,994 and 4,348,589 shares, respectively] ................        7,328,654           20,669,692
 Capital shares repurchased [(2,255,874) and (1,931,325) shares, respectively] .....       (8,530,902)          (9,578,222)
                                                                                         ------------         ------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .....................................................................       (1,202,248)          11,091,470
                                                                                         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................       (5,552,087)           4,978,761
NET ASSETS:
 Beginning of period ...............................................................       20,138,828           15,160,067
                                                                                         ------------         ------------
 End of period (a) .................................................................     $ 14,586,741         $ 20,138,828
                                                                                         ============         ============
----------
 (a) Includes accumulated overdistributed net investment income of .................     $    (68,386)        $         --
                                                                                         ------------         ------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,691,851,534) (Note 1)..........  $ 2,553,797,028
   Cash (Foreign Cash $969).....................................       22,464,936
   Short-term investments held as collateral for loaned
    securities .................................................      539,512,088
   Receivable for securities sold ..............................       63,648,812
   Dividends, interest and other receivables ...................        8,392,964
   Other assets ................................................          352,449
                                                                  ---------------
    Total assets ...............................................    3,188,168,277
                                                                  ---------------
 LIABILITIES
   Collateral held for loaned securities .......................      539,512,088
   Payable for securities purchased ............................      463,736,661
   Investment management/advisory fees payable .................        1,047,441
   Distribution fees payable--Class IB .........................          129,134
   Payable to custodian ........................................          124,473
   Trustees' fees payable ......................................           42,648
   Administrative fees payable .................................            4,263
   Accrued expenses (Note 1) ...................................           98,425
                                                                  ---------------
    Total liabilities ..........................................    1,004,695,133
                                                                  ---------------
 NET ASSETS ....................................................  $ 2,183,473,144
                                                                  ===============
   Net assets were comprised of:
   Paid in capital .............................................  $ 2,557,710,828
   Accumulated undistributed net investment income .............       23,356,900
   Accumulated undistributed net realized loss .................     (259,541,047)
   Unrealized depreciation on investments and foreign
    currencies .................................................     (138,053,537)
                                                                  ---------------
    Net assets, June 30, 2002 ..................................  $ 2,183,473,144
                                                                  ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $1,825,581,249/138,652,630 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $         13.17
                                                                  ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $357,891,895/27,345,192 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $         13.09
                                                                  ===============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $18,246 foreign withholding tax)......  $    6,803,576
   Interest ...............................................      24,161,570
   Securities lending (net) ...............................         369,773
                                                             --------------
    Total income ..........................................      31,334,919
                                                             --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .............................       6,666,317
   Distribution fees--Class IB ............................         482,246
   Administrative fees ....................................         393,778
   Printing and mailing expenses ..........................         264,851
   Custodian fees .........................................          76,263
   Professional fees ......................................          63,903
   Trustees' fees .........................................          21,021
   Miscellaneous ..........................................           9,730
                                                             --------------
    Gross expenses ........................................       7,978,109
                                                             --------------
   Less: Fees paid indirectly (Note 1) ....................         (97,492)
                                                             --------------
    Net expenses ..........................................       7,880,617
                                                             --------------
 NET INVESTMENT INCOME ....................................      23,454,302
                                                             --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities .............................................    (147,959,515)
   Foreign currency transactions ..........................           4,024
                                                             --------------
    Net realized loss .....................................    (147,955,491)
                                                             --------------
   Change in unrealized appreciation (depreciation) on:
   Securities .............................................    (102,267,720)
   Foreign currency translations ..........................          13,781
                                                             --------------
    Net change in unrealized depreciation .................    (102,253,939)
                                                             --------------
 NET REALIZED AND UNREALIZED LOSS .........................    (250,209,430)
                                                             --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................  $ (226,755,128)
                                                             ==============


                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    23,454,302    $    64,792,071
 Net realized loss on investments ........................................................      (147,955,491)       (96,765,022)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................      (102,253,939)         6,610,804
                                                                                             ---------------    ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (226,755,128)       (25,362,147)
                                                                                             ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (752,731)       (55,830,093)
 Class IB ................................................................................          (146,450)        (8,867,664)
                                                                                             ---------------    ---------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (899,181)       (64,697,757)
                                                                                             ---------------    ---------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [1,536,200 and 4,840,042 shares, respectively] ......................        21,722,760         34,616,367
 Capital shares issued in connection with the substitution (Note 8) [0 and 29,259,603
  shares, respectively] ..................................................................                --        458,497,982
 Capital shares issued in reinvestment of dividends and distributions [56,314 and
  3,901,474 shares, respectively] ........................................................           752,731         55,830,093
 Capital shares repurchased [(8,420,151) and (18,482,153) shares, respectively] ..........      (117,800,798)      (278,537,985)
                                                                                             ---------------    ---------------
 Total Class IA transactions .............................................................       (95,325,307)       270,406,457
                                                                                             ---------------    ---------------
 CLASS IB
 Capital shares sold [3,691,333 and 6,140,584 shares, respectively] ......................        51,434,081         86,494,194
 Capital shares issued in connection with the substitution (Note 8) [0 and 17,846,959
  shares, respectively] ..................................................................                --        278,412,563
 Capital shares issued in reinvestment of dividends and distributions [11,021 and 622,292
  shares, respectively] ..................................................................           146,450          8,867,664
 Capital shares repurchased [(1,214,484) and (2,478,692) shares, respectively] ...........       (16,741,409)       (37,931,885)
                                                                                             ---------------    ---------------
 Total Class IB transactions .............................................................        34,839,122        335,842,536
                                                                                             ---------------    ---------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS ...........................................................................       (60,486,185)       606,248,993
                                                                                             ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................      (288,140,494)       516,189,089
NET ASSETS:
 Beginning of period .....................................................................     2,471,613,638      1,955,424,549
                                                                                             ---------------    ---------------
 End of period (a) .......................................................................   $ 2,183,473,144    $ 2,471,613,638
                                                                                             ===============    ===============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $    23,356,900    $       801,779
                                                                                             ---------------    ---------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $786,631,543) (Note 1)...........    $ 756,909,806
   Short-term investments held as collateral for loaned
    securities ................................................       15,397,100
   Dividends, interest and other receivables ..................        1,293,693
   Deferred organizational costs (Note 1) .....................           19,268
   Other assets ...............................................              393
                                                                   -------------
    Total assets ..............................................      773,620,260
                                                                   -------------
 LIABILITIES
   Overdraft payable ..........................................          287,236
   Collateral held for loaned securities ......................       15,397,100
   Investment management/advisory fees payable ................          360,275
   Distribution fees payable--Class IB ........................          159,184
   Payable to custodian .......................................           26,405
   Administrative fees payable ................................           21,315
   Trustees' fees payable .....................................           18,822
   Accrued expenses (Note 1) ..................................           57,923
                                                                   -------------
    Total liabilities .........................................       16,328,260
                                                                   -------------
 NET ASSETS ...................................................    $ 757,292,000
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 781,164,464
   Accumulated undistributed net investment income ............        4,678,587
   Accumulated undistributed net realized gain ................        1,170,686
   Unrealized depreciation on investments .....................      (29,721,737)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 757,292,000
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $23,135,749/2,044,736 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       11.31
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $734,156,251/64,950,889 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       11.30
                                                                   =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $2,565 foreign withholding tax)...     $    7,764,067
   Interest ...........................................            175,520
   Securities lending (net) ...........................             32,752
                                                            --------------
    Total income ......................................          7,972,339
                                                            --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................          2,287,267
   Distribution fees--Class IB ........................            853,471
   Administrative fees ................................            110,767
   Printing and mailing expenses ......................             79,139
   Professional fees ..................................             27,551
   Custodian fees .....................................             16,846
   Trustees' fees .....................................              6,195
   Amortization of deferred organizational expense ....              3,091
   Miscellaneous ......................................              2,069
                                                            --------------
    Gross expenses ....................................          3,386,396
                                                            --------------
   Less: Waiver of investment management fees (Note 6)             (70,305)
   Fees paid indirectly (Note 1) ...................  .            (35,217)
                                                            --------------
    Net expenses ......................................          3,280,874
                                                            --------------
 NET INVESTMENT INCOME ................................          4,691,465
                                                            --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................          2,616,570
   Net change in unrealized depreciation on securities         (41,001,030)
                                                            --------------
 NET REALIZED AND UNREALIZED LOSS .....................        (38,384,460)
                                                            --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $  (33,692,995)
                                                            ==============



                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   4,691,465     $   5,828,378
 Net realized gain on investments ........................................................       2,616,570        11,054,043
 Net change in unrealized depreciation on investments ....................................     (41,001,030)      (13,236,030)
                                                                                             -------------     -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................     (33,692,995)        3,646,391
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................            (204)         (184,766)
 Class IB ................................................................................          (6,377)       (5,326,117)
                                                                                             -------------     -------------
                                                                                                    (6,581)       (5,510,883)
                                                                                             -------------     -------------
 Distributions from net realized capital gains
 Class IA ................................................................................              --          (308,089)
 Class IB ................................................................................              --       (10,520,248)
                                                                                             -------------     -------------
                                                                                                        --       (10,828,337)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (6,581)      (16,339,220)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [871,371 and 1,456,384 shares, respectively] ........................      10,405,605        17,112,344
 Capital shares issued in connection with merger (Note 9) [0 and 908,939 shares,
  respectively] ..........................................................................              --        11,165,928
 Capital shares issued in reinvestment of dividends and distributions [18 and 42,305
  shares, respectively] ..................................................................             204           492,855
 Capital shares repurchased [(356,136) and (878,145) shares, respectively] ...............      (4,235,177)      (10,243,546)
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................       6,170,632        18,527,581
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [14,856,407 and 13,926,402 shares, respectively] ....................     177,416,989       164,752,941
 Capital shares issued in connection with merger (Note 9) [0 and 24,733,649 shares,
  respectively] ..........................................................................              --       303,846,339
 Capital shares issued in reinvestment of dividends and distributions [557 and 1,360,150
  shares, respectively] ..................................................................           6,377        15,846,365
 Capital shares repurchased [(1,620,273) and (3,313,831) shares, respectively] ...........     (19,343,101)      (39,588,748)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................     158,080,265       444,856,897
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................     164,250,897       463,384,478
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................     130,551,321       450,691,649
NET ASSETS:
 Beginning of period .....................................................................     626,740,679       176,049,030
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 757,292,000     $ 626,740,679
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......   $   4,678,587     $      (6,297)
                                                                                             -------------     -------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $8,925,210) (Note 1).............     $  8,010,325
   Receivable for securities sold .............................           26,404
   Dividends, interest and other receivables ..................            4,897
   Receivable from investment manager .........................            1,784
                                                                    ------------
    Total assets ..............................................        8,043,410
                                                                    ------------
 LIABILITIES
   Overdraft payable ..........................................          237,498
   Payable to custodian .......................................            8,290
   Administrative fees payable ................................            7,633
   Distribution fees payable--Class IB ........................            1,543
   Trustees' fees payable .....................................              103
   Accrued expenses (Note 1) ..................................            3,579
                                                                    ------------
    Total liabilities .........................................          258,646
                                                                    ------------
 NET ASSETS ...................................................     $  7,784,764
                                                                    ============
   Net assets were comprised of:
   Paid in capital ............................................     $ 10,164,430
   Accumulated overdistributed net investment income ..........          (16,986)
   Accumulated undistributed net realized loss ................       (1,447,795)
   Unrealized depreciation on investments .....................         (914,885)
                                                                    ------------
    Net assets, June 30, 2002 .................................     $  7,784,764
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share
    $7,784,764/1,165,906 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............     $       6.68
                                                                    ============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends ............................................     $      17,123
   Interest .............................................             2,864
                                                              -------------
    Total income ........................................            19,987
                                                              -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ...........................            22,828
   Administrative fees ..................................            17,032
   Professional fees ....................................            16,856
   Distribution fees--Class IB ..........................             8,780
   Custodian fees .......................................             5,712
   Printing and mailing expenses ........................               781
   Trustees' fees .......................................                61
   Miscellaneous ........................................               218
                                                              -------------
    Gross expenses ......................................            72,268
                                                              -------------
   Less: Waiver of investment management fees (Note 6) ..           (22,828)
   Reimbursement from investment manager ...........  ...           (12,604)
                                                              -------------
    Net expenses ........................................            36,836
                                                              -------------
 NET INVESTMENT LOSS ....................................           (16,849)
                                                              -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ..........................        (1,004,535)
   Net change in unrealized depreciation on securities ..          (313,551)
                                                              -------------
 NET REALIZED AND UNREALIZED LOSS .......................        (1,318,086)
                                                              -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................     $  (1,334,935)
                                                              =============



                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2002         YEAR ENDED
                                                                                             (UNAUDITED)       DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                        -----------------   ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss ..................................................................     $    (16,849)        $    (15,332)
 Net realized loss on investments .....................................................       (1,004,535)            (413,550)
 Net change in unrealized depreciation on investments .................................         (313,551)            (268,085)
                                                                                            ------------         ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................       (1,334,935)            (696,967)
                                                                                            ------------         ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Distributions from net realized capital gains ........................................               --             (134,740)
                                                                                            ------------         ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [672,076 and 436,706 shares, respectively] .......................        5,099,670            3,711,484
 Capital shares issued in reinvestment of dividends and distributions [0 and 15,259
  shares, respectively] ...............................................................               --              134,740
 Capital shares repurchased [(243,934) and (121,194) shares, respectively] ............       (1,877,898)          (1,038,997)
                                                                                            ------------         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................        3,221,772            2,807,227
                                                                                            ------------         ------------
TOTAL INCREASE IN NET ASSETS ..........................................................        1,886,837            1,975,520
NET ASSETS:
 Beginning of period ..................................................................        5,897,927            3,922,407
                                                                                            ------------         ------------
 End of period (a) ....................................................................     $  7,784,764         $  5,897,927
                                                                                            ============         ============
----------
 (a) Includes accumulated overdistributed net investment income of ....................     $    (16,986)        $       (137)
                                                                                            ------------         ------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $129,509,957) (Note 1)...........    $ 107,020,906
   Cash (Foreign Cash $37,078).................................          978,231
   Short-term investments held as collateral for loaned
    securities ................................................       11,050,995
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) ........................................        1,144,669
   Receivable for securities sold .............................          310,990
   Dividends, interest and other receivables ..................          150,037
   Other assets ...............................................            1,290
                                                                   -------------
    Total assets ..............................................      120,657,118
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       11,050,995
   Unrealized depreciation of forward foreign currency
    contracts .................................................          743,353
   Payable for securities purchased ...........................          620,453
   Payable to custodian .......................................          101,136
   Investment management/advisory fees payable ................           57,367
   Distribution fees payable--Class IB ........................           19,364
   Administrative fees payable ................................            4,745
   Trustees' fees payable .....................................            1,071
                                                                   -------------
    Total liabilities .........................................       12,598,484
                                                                   -------------
 NET ASSETS ...................................................    $ 108,058,634
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 147,150,878
   Accumulated overdistributed net investment income ..........         (480,282)
   Accumulated undistributed net realized loss ................      (16,521,427)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (22,090,535)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 108,058,634
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $95,734/11,288 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1)......................    $        8.48
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $107,962,900/12,734,764 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        8.48
                                                                   =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $177,646 foreign withholding tax).....     $   1,025,091
   Interest ...............................................            38,403
   Securities lending (net) ...............................            23,251
                                                                -------------
    Total income ..........................................         1,086,745
                                                                -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .............................           447,867
   Distribution fees--Class IB ............................           131,659
   Custodian fees .........................................            77,577
   Administrative fees ....................................            28,724
   Professional fees ......................................            18,746
   Printing and mailing expenses ..........................            12,064
   Trustees' fees .........................................               953
   Miscellaneous ..........................................               577
                                                                -------------
    Gross expenses ........................................           718,167
                                                                -------------
   Less: Waiver of investment management fees (Note 6) ....           (85,920)
   Fees paid indirectly (Note 1) .......................  .            (2,948)
                                                                -------------
    Net expenses ..........................................           629,299
                                                                -------------
 NET INVESTMENT INCOME ....................................           457,446
                                                                -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities .............................................        (6,451,099)
   Foreign currency transactions ..........................           750,413
                                                                -------------
    Net realized loss .....................................        (5,700,686)
                                                                -------------
   Net change in unrealized appreciation (depreciation) on:
   Securities .............................................         2,538,259
   Foreign currency translations ..........................          (273,299)
                                                                -------------
    Net change in unrealized appreciation .................         2,264,960
                                                                -------------
 NET REALIZED AND UNREALIZED LOSS .........................        (3,435,726)
                                                                -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................     $  (2,978,280)
                                                                =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     457,446     $      423,078
 Net realized loss on investments ........................................................      (5,700,686)        (9,535,204)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................       2,264,960        (13,395,598)
                                                                                             -------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (2,978,280)       (22,507,724)
                                                                                             -------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................            (433)                --
 Class IB ................................................................................        (477,738)        (1,657,144)
                                                                                             -------------     --------------
                                                                                                  (478,171)        (1,657,144)
                                                                                             -------------     --------------
 Distributions from net realized capital gains
 Class IB ................................................................................              --           (269,485)
                                                                                             -------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (478,171)        (1,926,629)
                                                                                             -------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [11,236 and 0 shares, respectively] .................................         100,000                 --
 Capital shares issued in reinvestment of dividends and distributions [52 and 0 shares,
  respectively] ..........................................................................             433                 --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................              --                 --
                                                                                             -------------     --------------
 Total Class IA transactions .............................................................         100,433                 --
                                                                                             -------------     --------------
 CLASS IB
 Capital shares sold [6,225,990 and 45,338,780 shares, respectively] .....................      53,975,542        432,619,472
 Capital shares issued in reinvestment of dividends and distributions [56,921 and 199,979
  shares, respectively] ..................................................................         477,738          1,926,629
 Capital shares repurchased [(5,139,677) and (43,739,738) shares, respectively] ..........     (44,721,491)      (418,914,418)
                                                                                             -------------     --------------
 Total Class IB transactions .............................................................       9,731,789         15,631,683
                                                                                             -------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       9,832,222         15,631,683
                                                                                             -------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................       6,375,771         (8,802,670)
NET ASSETS:
 Beginning of period .....................................................................     101,682,863        110,485,533
                                                                                             -------------     --------------
 End of period (a) .......................................................................   $ 108,058,634     $  101,682,863
                                                                                             =============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of .......................   $    (480,282)    $     (459,557)
                                                                                             -------------     --------------

 * Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $128,916,372) (Note 1)...........     $ 112,016,365
   Short-term investments held as collateral for loaned
    securities ................................................         7,603,685
   Receivable for securities sold .............................           147,784
   Dividends, interest and other receivables ..................            97,963
   Other assets ...............................................               107
                                                                    -------------
    Total assets ..............................................       119,865,904
                                                                    -------------
 LIABILITIES
   Overdraft payable ..........................................           372,175
   Collateral held for loaned securities ......................         7,603,685
   Payable for securities purchased ...........................           208,368
   Investment management/advisory fees payable ................            56,757
   Distribution fees payable--Class IB ........................            24,626
   Payable to custodian .......................................            14,827
   Administrative fees payable ................................             8,480
   Trustees' fees payable .....................................             1,214
   Accrued expenses (Note 1) ..................................             7,171
                                                                    -------------
    Total liabilities .........................................         8,297,303
                                                                    -------------
 NET ASSETS ...................................................     $ 111,568,601
                                                                    =============
   Net assets were comprised of:
   Paid in capital ............................................     $ 130,137,480
   Accumulated undistributed net investment income ............           152,974
   Accumulated undistributed net realized loss ................        (1,821,846)
   Unrealized depreciation on investments .....................       (16,900,007)
                                                                    -------------
    Net assets, June 30, 2002 .................................     $ 111,568,601
                                                                    =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $82,829/9,109 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1)......................     $        9.09
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $111,485,772/12,264,018 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............     $        9.09
                                                                    =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $2,230 foreign withholding tax)...    $     645,872
   Interest ...........................................           28,687
   Securities lending (net) ...........................           11,117
                                                           -------------
    Total income ......................................          685,676
                                                           -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................          377,992
   Distribution fees--Class IB ........................          145,053
   Administrative fees ................................           31,534
   Professional fees ..................................           18,537
   Printing and mailing expenses ......................           13,057
   Custodian fees .....................................           10,598
   Trustees' fees .....................................            1,029
   Miscellaneous ......................................              580
                                                           -------------
    Gross expenses ....................................          598,380
                                                           -------------
   Less: Waiver of investment management fees (Note 6)           (47,612)
   Fees paid indirectly (Note 1) ...................  .          (10,446)
                                                           -------------
    Net expenses ......................................          540,322
                                                           -------------
 NET INVESTMENT INCOME ................................          145,354
                                                           -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................         (587,059)
   Net change in unrealized depreciation on securities       (21,073,477)
                                                           -------------
 NET REALIZED AND UNREALIZED LOSS .....................      (21,660,536)
                                                           -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (21,515,182)
                                                           =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     145,354     $     238,507
 Net realized loss on investments ........................................................        (587,059)         (505,195)
 Net change in unrealized depreciation on investments and foreign currencies .............     (21,073,477)         (923,791)
                                                                                             -------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (21,515,182)       (1,190,479)
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................             (14)               --
 Class IB ................................................................................         (18,178)         (219,264)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (18,192)         (219,264)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 9,107 and 0 shares, respectively] .................................         100,000                --
 Capital shares issued in reinvestment of dividends and distributions [2 and 0 shares,
  respectively] ..........................................................................              14                --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................              --                --
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................         100,014                --
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [2,674,110 and 5,145,791 shares, respectively ] .....................      27,819,145        55,274,283
 Capital shares issued in reinvestment of dividends and distributions [1,949 and 20,490
  shares, respectively] ..................................................................          18,178           219,264
 Capital shares repurchased [(652,259) and (1,899,713) shares, respectively] .............      (6,778,907)      (20,098,867)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................      21,058,416        35,394,680
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      21,158,430        35,394,680
                                                                                             -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................        (374,944)       33,984,937
NET ASSETS:
 Beginning of period .....................................................................     111,943,545        77,958,608
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 111,568,601     $ 111,943,545
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $     152,974     $      25,812
                                                                                             -------------     -------------

 * Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $230,035,151) (Note 1)...........    $ 198,839,122
   Cash .......................................................          584,521
   Short-term investments held as collateral for loaned
    securities ................................................       11,099,650
   Receivable for securities sold .............................        1,028,921
   Dividends, interest and other receivables ..................          241,073
   Other assets ...............................................              148
                                                                   -------------
    Total assets ..............................................      211,793,435
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       11,099,650
   Payable for securities purchased ...........................        1,565,603
   Investment management/advisory fees payable ................          104,721
   Distribution fees payable--Class IB ........................           40,777
   Payable to custodian .......................................           21,099
   Administrative fees payable ................................            9,227
   Trustees' fees payable .....................................            2,128
   Accrued expenses (Note 1) ..................................           12,042
                                                                   -------------
    Total liabilities .........................................       12,855,247
                                                                   -------------
 NET ASSETS ...................................................    $ 198,938,188
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 235,833,877
   Accumulated undistributed net investment income ............          356,587
   Accumulated undistributed net realized loss ................       (6,056,247)
   Unrealized depreciation on investments .....................      (31,196,029)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 198,938,188
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $83,414/9,759 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1)......................    $        8.55
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $198,854,774/23,287,794 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        8.54
                                                                   =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $1,213 foreign withholding tax)...     $    1,144,469
   Interest ...........................................            160,859
   Securities lending (net) ...........................             12,107
                                                            --------------
    Total income ......................................          1,317,435
                                                            --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................            668,016
   Distribution fees--Class IB ........................            257,093
   Administrative fees ................................             43,419
   Printing and mailing expenses ......................             23,232
   Professional fees ..................................             19,928
   Custodian fees .....................................             15,308
   Trustees' fees .....................................              1,829
   Miscellaneous ......................................                804
                                                            --------------
    Gross expenses ....................................          1,029,629
                                                            --------------
   Less: Waiver of investment management fees (Note 6)             (53,225)
   Fees paid indirectly (Note 1) ...................  .            (16,935)
                                                            --------------
    Net expenses ......................................            959,469
                                                            --------------
 NET INVESTMENT INCOME ................................            357,966
                                                            --------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................         (3,626,474)
   Net change in unrealized depreciation on securities         (34,131,705)
                                                            --------------
 NET REALIZED AND UNREALIZED LOSS .....................        (37,758,179)
                                                            --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $  (37,400,213)
                                                            ==============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     357,966     $     528,121
 Net realized loss on investments ........................................................      (3,626,474)       (1,652,040)
 Net change in unrealized depreciation on investments ....................................     (34,131,705)       (1,308,799)
                                                                                             -------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (37,400,213)       (2,432,718)
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................             (25)               --
 Class IB ................................................................................         (60,124)         (486,729)
                                                                                             -------------     -------------
                                                                                                   (60,149)         (486,729)
                                                                                             -------------     -------------
 Distributions from net realized capital gains
 Class IA ................................................................................              --                --
 Class IB ................................................................................              --           (69,101)
                                                                                             -------------     -------------
                                                                                                        --           (69,101)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (60,149)         (555,830)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [9,756 and 0 shares, respectively] ..................................         100,000                --
 Capital shares issued in reinvestment of dividends and distributions [3 and 0 shares,
  respectively] ..........................................................................              25                --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................              --                --
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................         100,025                --
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [4,844,877 and 8,015,373 shares, respectively] ......................      46,897,820        81,202,231
 Capital shares issued in reinvestment of dividends and distributions [6,851 and 55,481
  shares, respectively] ..................................................................          60,124           555,830
 Capital shares repurchased [(974,015) and (1,709,865) shares, respectively] .............      (9,023,890)      (16,889,577)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................      37,934,054        64,868,484
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      38,034,079        64,868,484
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................         573,717        61,879,936
NET ASSETS:
 Beginning of period .....................................................................     198,364,471       136,484,535
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 198,938,188     $ 198,364,471
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $     356,587     $      58,770
                                                                                             -------------     -------------

 * Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $192,058,729) (Note 1)...........  $  201,793,120
   Cash (Foreign cash $549,002)................................      12,264,227
   Short-term investments held as collateral for loaned
    securities ................................................       2,548,250
   Receivable for securities sold .............................         724,031
   Dividends, interest and other receivables ..................         428,474
   Deferred organizational costs (Note 1) .....................             880
   Other assets ...............................................             285
                                                                 --------------
    Total assets ..............................................     217,759,267
                                                                 --------------
 LIABILITIES
   Collateral held for loaned securities ......................       2,548,250
   Payable for securities purchased ...........................       1,047,020
   Payable to custodian .......................................         523,288
   Investment management/advisory fees payable ................         197,559
   Distribution fees payable--Class IB ........................          45,168
   Administrative fees payable ................................           6,849
   Trustees' fees payable .....................................           3,553
   Accrued expenses (Note 1) ..................................          18,335
                                                                 --------------
    Total liabilities .........................................       4,390,022
                                                                 --------------
 NET ASSETS ...................................................  $  213,369,245
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ............................................  $  316,779,744
   Accumulated undistributed net investment income ............         619,323
   Accumulated undistributed net realized loss ................    (113,758,706)
   Unrealized appreciation on investments .....................       9,728,884
                                                                 --------------
    Net assets, June 30, 2002 .................................  $  213,369,245
                                                                 ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $213,369,245/36,555,427 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         5.84
                                                                 ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $159,490 foreign withholding tax)..    $  2,127,582
   Interest ............................................          23,781
   Securities lending (net) ............................           2,973
                                                            ------------
    Total income .......................................       2,154,336
                                                            ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................       1,206,075
   Custodian fees ......................................         367,455
   Distribution fees--Class B ..........................         262,165
   Administrative fees .................................          42,170
   Printing and mailing expenses .......................          23,836
   Professional fees ...................................          20,353
   Amortization of deferred organizational expense .....           3,126
   Trustees' fees ......................................           1,869
   Recoupment fees .....................................              --
   Miscellaneous .......................................          36,040
                                                            ------------
    Gross expenses .....................................       1,963,089
                                                            ------------
   Less: Waiver of investment management fees (Note 6) .         (39,335)
         Fees paid indirectly (Note 1) .................          (8,050)
                                                            ------------
    Net expenses .......................................       1,915,704
                                                            ------------
 NET INVESTMENT INCOME .................................         238,632
                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..........................................       1,309,562
   Foreign currency transactions .......................      (1,026,231)
                                                            ------------
    Net realized gain ..................................         283,331
                                                            ------------
   Change in unrealized appreciation on:
   Securities ..........................................       4,528,591
   Foreign currency translations .......................         863,958
                                                            ------------
    Net change in unrealized appreciation ..............       5,392,549
                                                            ------------
 NET REALIZED AND UNREALIZED GAIN ......................       5,675,880
                                                            ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $  5,914,512
                                                            ============



                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002        YEAR ENDED
                                                                                            (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ................................................................   $      238,632      $      510,436
 Net realized gain (loss) on investments ..............................................          283,331         (92,759,199)
 Net change in unrealized appreciation on investments .................................        5,392,549          83,342,069
                                                                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................        5,914,512          (8,906,694)
                                                                                          --------------      --------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Distributions from net realized capital gains ........................................               --            (275,304)
                                                                                          --------------      --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [22,021,224 and 114,884,861 shares, respectively] ................      133,476,679         620,855,539
 Capital shares issued in reinvestment of dividends and distributions [0 and 49,162
  shares, respectively] ...............................................................               --             275,304
 Capital shares repurchased [(18,216,511) and (115,591,711) shares, respectively] .....     (109,889,855)       (626,125,170)
                                                                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ......       23,586,824          (4,994,327)
                                                                                          --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................................       29,501,336         (14,176,325)
NET ASSETS:
 Beginning of period ..................................................................      183,867,909         198,044,234
                                                                                          --------------      --------------
 End of period (a) ....................................................................   $  213,369,245      $  183,867,909
                                                                                          ==============      ==============
----------
 (a) Includes accumulated undistributed net investment income of ......................   $      619,323      $      380,691
                                                                                          --------------      --------------



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,557,718,421) (Note 1).........  $ 2,340,274,822
   Short-term investments held as collateral for loaned
    securities ................................................       33,748,310
   Receivable for securities sold .............................       14,597,096
   Dividends, interest and other receivables ..................        2,799,968
   Other assets ...............................................            3,114
                                                                 ---------------
    Total assets ..............................................    2,391,423,310
                                                                 ---------------
 LIABILITIES
   Overdraft payable ..........................................        3,205,962
   Collateral held for loaned securities ......................       33,748,310
   Payable for securities purchased ...........................        4,992,377
   Investment management/advisory fees payable ................          537,496
   Distribution fees payable--Class IB ........................          180,059
   Payable to custodian .......................................           56,939
   Administrative fees payable ................................           44,863
   Trustees' fees payable .....................................           27,150
   Variation margin payable on futures contracts (Note 1) .....            4,850
   Accrued expenses (Note 1) ..................................          184,225
                                                                 ---------------
    Total liabilities .........................................       42,982,231
                                                                 ---------------
 NET ASSETS ...................................................  $ 2,348,441,079
                                                                 ===============
   Net assets were comprised of:
   Paid in capital ............................................  $ 2,586,117,667
   Accumulated undistributed net investment income ............       13,704,777
   Accumulated undistributed net realized loss ................      (33,932,916)
   Unrealized depreciation on investments .....................     (217,448,449)
                                                                 ---------------
    Net assets, June 30, 2002 .................................  $ 2,348,441,079
                                                                 ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $1,501,122,640/78,529,695 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         19.12
                                                                 ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $847,318,439/44,592,419 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         19.00
                                                                 ===============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $6,608 foreign withholding tax).....   $    18,569,786
   Interest .............................................           275,337
   Securities lending (net) .............................            80,914
                                                            ---------------
    Total income ........................................        18,926,037
                                                            ---------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ...........................         3,246,541
   Distribution fees--Class IB ..........................         1,141,626
   Administrative fees ..................................           376,555
   Printing and mailing expenses ........................           292,685
   Professional fees ....................................            56,976
   Custodian fees .......................................            39,968
   Trustees' fees .......................................            24,751
   Miscellaneous ........................................             9,750
                                                            ---------------
    Total expenses ......................................         5,188,852
                                                            ---------------
 NET INVESTMENT INCOME ..................................        13,737,185
                                                            ---------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ...........................................       (31,731,990)
   Futures contracts ....................................         2,258,677
                                                            ---------------
    Net realized loss ...................................       (29,473,313)
                                                            ---------------
   Change in unrealized depreciation on:
   Securities ...........................................      (346,185,719)
   Futures contracts ....................................           (44,201)
                                                            ---------------
    Net change in unrealized depreciation ...............      (346,229,920)
                                                            ---------------
 NET REALIZED AND UNREALIZED LOSS .......................      (375,703,233)
                                                            ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................   $  (361,966,048)
                                                            ===============



                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2002        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    13,737,185    $     27,956,791
 Net realized loss on investments ........................................................       (29,473,313)           (490,484)
 Net change in unrealized depreciation on investments ....................................      (346,229,920)       (399,576,737)
                                                                                             ---------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (361,966,048)       (372,110,430)
                                                                                             ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (751,222)        (19,572,377)
 Class IB ................................................................................          (424,003)         (7,924,673)
                                                                                             ---------------    ----------------
                                                                                                  (1,175,225)        (27,497,050)
                                                                                             ---------------    ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................        (1,336,385)         (1,274,144)
 Class IB ................................................................................          (754,278)           (595,289)
                                                                                             ---------------    ----------------
                                                                                                  (2,090,663)         (1,869,433)
                                                                                             ---------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (3,265,888)        (29,366,483)
                                                                                             ---------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [7,679,810 and 47,793,078 shares, respectively] .....................       164,665,321       1,103,075,507
 Capital shares issued in reinvestment of dividends and distributions [107,144 and
  945,134 shares, respectively] ..........................................................         2,087,607          20,846,521
 Capital shares repurchased [(9,779,542) and (51,372,467) shares, respectively] ..........      (206,838,133)     (1,182,398,775)
                                                                                             ---------------    ----------------
 Total Class IA transactions .............................................................       (40,085,205)        (58,476,747)
                                                                                             ---------------    ----------------
 CLASS IB
 Capital shares sold [4,654,327 and 9,316,910 shares, respectively] ......................        98,613,083         215,307,883
 Capital shares issued in reinvestment of dividends and distributions [60,830 and 387,654
  shares, respectively] ..................................................................         1,178,281           8,519,962
 Capital shares repurchased [(2,294,876) and (4,351,390) shares, respectively] ...........       (47,121,556)        (98,264,741)
                                                                                             ---------------    ----------------
 Total Class IB transactions .............................................................        52,669,808         125,563,104
                                                                                             ---------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................        12,584,603          67,086,357
                                                                                             ---------------    ----------------
TOTAL DECREASE IN NET ASSETS .............................................................      (352,647,333)       (334,390,556)
NET ASSETS:
 Beginning of period .....................................................................     2,701,088,412       3,035,478,968
                                                                                             ---------------    ----------------
 End of period (a) .......................................................................   $ 2,348,441,079    $  2,701,088,412
                                                                                             ===============    ================
----------
 (a) Includes accumulated undistributed net investment income of .........................   $    13,704,777    $      1,142,817
                                                                                             ---------------    ----------------



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $17,117,283) (Note 1) ...........    $ 16,609,406
   Short-term investments held as collateral for loaned
    securities ................................................         940,375
   Receivable for securities sold .............................         866,363
   Receivable from investment manager .........................           7,419
   Dividends, interest and other receivables ..................           6,925
   Other assets ...............................................              72
                                                                   ------------
    Total assets ..............................................      18,430,560
                                                                   ------------
 LIABILITIES
   Overdraft payable ..........................................         269,937
   Collateral held for loaned securities ......................         940,375
   Payable for securities purchased ...........................         538,901
   Payable to custodian .......................................          18,058
   Administrative fees payable ................................           7,603
   Distribution fees payable--Class IB ........................           3,181
   Trustees' fees payable .....................................             151
   Accrued expenses (Note 1) ..................................           2,841
                                                                   ------------
    Total liabilities .........................................       1,781,047
                                                                   ------------
 NET ASSETS ...................................................    $ 16,649,513
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 21,530,089
   Accumulated overdistributed net investment income ..........         (28,088)
   Accumulated undistributed net realized loss ................      (4,344,611)
   Unrealized depreciation on investments .....................        (507,877)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 16,649,513
                                                                   ============
 CLASS IB
   Net asset value, offering and redemption price per share
    $16,649,513/2,447,134 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ..............    $       6.80
                                                                   ============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends ............................................    $     34,459
   Interest .............................................           6,490
   Securities lending (net) .............................           1,068
                                                             ------------
    Total income ........................................          42,017
                                                             ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ...........................          50,167
   Distribution fees--Class IB ..........................          19,295
   Administrative fees ..................................          18,144
   Professional fees ....................................          16,985
   Custodian fees .......................................          13,121
   Printing and mailing expenses ........................           8,733
   Trustees' fees .......................................             135
   Miscellaneous ........................................             348
                                                             ------------
    Gross expenses ......................................         126,928
                                                             ------------
   Less: Waiver of investment management fees (Note 6) ..         (50,167)
         Reimbursement from investment manager ..........          (3,501)
         Fees paid indirectly (Note 1) ..................          (3,207)
                                                             ------------
    Net expenses ........................................          70,053
                                                             ------------
 NET INVESTMENT LOSS ....................................         (28,036)
                                                             ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ..........................      (1,354,293)
   Net change in unrealized depreciation on securities ..      (1,198,417)
                                                             ------------
 NET REALIZED AND UNREALIZED LOSS .......................      (2,552,710)
                                                             ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................    $ (2,580,746)
                                                             ============


STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
                                                                                           ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................   $    (28,036)      $    (28,650)
 Net realized loss on investments ........................................................     (1,354,293)        (2,161,917)
 Net change in unrealized appreciation (depreciation) on investments .....................     (1,198,417)           634,550
                                                                                             ------------       ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (2,580,746)        (1,556,017)
                                                                                             ------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................             --             (1,424)
                                                                                             ------------       ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [990,224 and 1,021,961 shares, respectively] ........................      7,421,677          8,321,348
 Capital shares issued in reinvestment of dividends and distributions [0 and 168 shares,
  respectively] ..........................................................................             --              1,424
 Capital shares repurchased [(234,015) and (232,254) shares, respectively] ...............     (1,697,087)        (1,935,972)
                                                                                             ------------       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      5,724,590          6,386,800
                                                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS .............................................................      3,143,844          4,829,359
NET ASSETS:
 Beginning of period .....................................................................     13,505,669          8,676,310
                                                                                             ------------       ------------
 End of period (a) .......................................................................   $ 16,649,513       $ 13,505,669
                                                                                             ============       ============
----------
 (a) Includes accumulated overdistributed net investment income of .......................   $    (28,088)      $        (52)
                                                                                             ------------       ------------



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $249,427,020) (Note 1) ..........    $ 238,540,813
   Cash (Foreign Cash $6,321) .................................          666,978
   Short-term investments held as collateral for loaned
    securities ................................................       21,059,882
   Receivable for securities sold .............................        6,194,751
   Dividends, interest and other receivables ..................          154,760
                                                                   -------------
    Total assets ..............................................      266,617,184
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       21,059,882
   Payable for securities purchased ...........................        6,906,078
   Investment management/advisory fees payable ................          124,288
   Payable to custodian .......................................           67,205
   Distribution fees payable--Class IB ........................           47,974
   Administrative fees payable ................................            9,777
   Trustees' fees payable .....................................              811
   Accrued expenses (Note 1) ..................................           24,815
                                                                   -------------
    Total liabilities .........................................       28,240,830
                                                                   -------------
 NET ASSETS ...................................................    $ 238,376,354
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 269,280,404
   Accumulated overdistributed net investment income ..........         (446,965)
   Accumulated undistributed net realized loss ................      (19,571,083)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (10,886,002)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 238,376,354
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $89,966/11,483 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1) .....................    $        7.83
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $238,286,388/30,440,190 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ..............    $        7.83
                                                                   =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $721 foreign withholding tax) .........     $     479,846
   Interest ................................................           131,647
   Securities lending (net) ................................            27,334
                                                                 -------------
    Total income ...........................................           638,827
                                                                 -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................           759,971
   Distribution fees--Class IB .............................           271,543
   Custodian fees ..........................................            46,669
   Administrative fees .....................................            44,979
   Printing and mailing expenses ...........................            24,589
   Professional fees .......................................            20,092
   Trustees' fees ..........................................             1,356
   Miscellaneous ...........................................               571
                                                                 -------------
    Gross expenses .........................................         1,169,770
                                                                 -------------
   Less: Waiver of investment management fees (Note 6) .....           (84,111)
                                                                 -------------
    Net expenses ...........................................         1,085,659
                                                                 -------------
 NET INVESTMENT LOSS .......................................          (446,832)
                                                                 -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ..............................................        (1,519,921)
   Foreign currency transactions ...........................            (2,356)
                                                                 -------------
    Net realized loss ......................................        (1,522,277)
                                                                 -------------
   Net change in unrealized appreciation (depreciation) on:
   Securities ..............................................       (22,193,102)
   Foreign currency translations ...........................               222
                                                                 -------------
    Net change in unrealized depreciation ..................       (22,192,880)
                                                                 -------------
 NET REALIZED AND UNREALIZED LOSS ..........................       (23,715,157)
                                                                 -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................     $ (24,161,989)
                                                                 =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................   $    (446,832)    $     267,299
 Net realized loss on investments and foreign currency transactions ......................      (1,522,277)      (17,144,259)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................     (22,192,880)        9,337,786
                                                                                             -------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (24,161,989)       (7,539,174)
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................             (14)               --
 Class IB ................................................................................         (35,904)         (248,159)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (35,918)         (248,159)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [11,481 and 0 shares, respectively] .................................         100,000                --
 Capital shares issued in reinvestment of dividends and distributions [2 and 0 shares,
  respectively] ..........................................................................              14                --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................              --                --
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................         100,014                --
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [11,259,379 and 20,714,289 shares, respectively] ....................      95,993,712       180,958,883
 Capital shares issued in reinvestment of dividends and distributions [4,434 and 29,425
  shares, respectively] ..................................................................          35,904           248,159
 Capital shares repurchased [(1,301,675) and (4,833,443) shares, respectively] ...........     (11,002,718)      (41,762,727)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................      85,026,898       139,444,315
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      85,126,912       139,444,315
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................      60,929,005       131,656,982
NET ASSETS:
 Beginning of period .....................................................................     177,447,349        45,790,367
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 238,376,354     $ 177,447,349
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......   $    (446,965)    $      35,785
                                                                                             -------------     -------------

 * Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $647,257,085) (Note 1)...........    $ 673,668,405
   Cash .......................................................        9,141,696
   Short-term investments held as collateral for loaned
    securities ................................................       68,797,950
   Dividends, interest and other receivables ..................          545,341
   Other assets ...............................................              475
                                                                   -------------
    Total assets ..............................................      752,153,867
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       68,797,950
   Investment management/advisory fees payable ................          442,282
   Distribution fees payable--Class IB ........................          128,039
   Payable to custodian .......................................           37,178
   Administrative fees payable ................................           16,000
   Trustees' fees payable .....................................           13,625
   Payable for securities purchased ...........................            4,326
   Accrued expenses (Note 1) ..................................            9,379
                                                                   -------------
    Total liabilities .........................................       69,448,779
                                                                   -------------
 NET ASSETS ...................................................    $ 682,705,088
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 675,954,897
   Accumulated undistributed net investment income ............        2,051,389
   Accumulated undistributed net realized loss ................      (21,712,518)
   Unrealized appreciation on investments .....................       26,411,320
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 682,705,088
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $24,323,358/2,038,413 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       11.93
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $658,381,730/55,260,093 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       11.91
                                                                   =============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Dividends ..........................................    $4,916,719
   Interest ...........................................       134,635
   Securities lending (net) ...........................        79,654
                                                           ----------
    Total income ......................................     5,131,008
                                                           ----------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................     2,139,206
   Distribution fees--Class IB ........................       685,906
   Administrative fees ................................        88,103
   Printing and mailing expenses ......................        64,400
   Recoupment fees ....................................        60,671
   Custodian fees .....................................        37,232
   Professional fees ..................................        25,489
   Trustees' fees .....................................         4,984
   Amortization of deferred organizational expense ....         2,083
   Miscellaneous ......................................         1,974
                                                           ----------
    Total expenses ....................................     3,110,048
                                                           ----------
 NET INVESTMENT INCOME ................................     2,020,960
                                                           ----------
 REALIZED AND UNREALIZED GAIN (NOTE 1)
   Realized gain on securities ........................     3,336,754
   Net change in unrealized appreciation on securities      1,884,842
                                                           ----------
 NET REALIZED AND UNREALIZED GAIN .....................     5,221,596
                                                           ----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $7,242,556
                                                           ==========


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   2,020,960     $   2,759,750
 Net realized gain on investments ........................................................       3,336,754         6,071,525
 Net change in unrealized appreciation on investments ....................................       1,884,842         6,609,241
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................       7,242,556        15,440,516
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (5,106)         (120,765)
 Class IB ................................................................................        (134,532)       (2,168,025)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (139,638)       (2,288,790)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [1,276,383 and 2,274,026 shares, respectively] ......................      15,675,575        25,134,883
 Capital shares issued in reinvestment of dividends and distributions [430 and 10,578
  shares, respectively] ..................................................................           5,106           120,765
 Capital shares repurchased [(796,530) and (1,374,851) shares, respectively] .............      (9,839,183)      (15,012,711)
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................       5,841,498        10,242,937
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [21,145,638 and 26,909,841 shares, respectively] ....................     257,453,079       303,584,664
 Capital shares issued in reinvestment of dividends and distributions [11,345 and 189,913
  shares, respectively] ..................................................................         134,532         2,168,025
 Capital shares repurchased [(2,910,964) and (3,742,295) shares, respectively] ...........     (35,473,860)      (42,001,222)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................     222,113,751       263,751,467
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................     227,955,249       273,994,404
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................     235,058,167       287,146,130
NET ASSETS:
 Beginning of period .....................................................................     447,646,921       160,500,791
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 682,705,088     $ 447,646,921
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $   2,051,389     $     170,067
                                                                                             -------------     -------------



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $575,797,406) (Note 1)...........  $  497,741,782
   Cash (Foreign cash $2,087,913)..............................       4,205,595
   Dividends, interest and other receivables ..................      13,869,299
   Receivable for securities sold .............................       1,269,752
   Other assets ...............................................          62,416
                                                                 --------------
    Total assets ..............................................     517,148,844
                                                                 --------------
 LIABILITIES
   Investment management/advisory fees payable ................         268,385
   Distribution fees payable--Class IB ........................         106,337
   Payable to custodian .......................................          37,625
   Trustees' fees payable .....................................          19,887
   Administrative fees payable ................................          12,743
   Accrued expenses (Note 1) ..................................          36,519
                                                                 --------------
    Total liabilities .........................................         481,496
                                                                 --------------
 NET ASSETS ...................................................  $  516,667,348
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ............................................  $  897,236,439
   Accumulated undistributed net investment income ............      20,236,267
   Accumulated undistributed net realized loss ................    (322,964,516)
   Unrealized depreciation on investments .....................     (77,840,842)
                                                                 --------------
    Net assets, June 30, 2002 .................................  $  516,667,348
                                                                 ==============
 CLASS IA
   Net asset value, offering and redemption price per share
    $231,182,194/45,511,854 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         5.08
                                                                 ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $285,485,154/56,582,992 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         5.05
                                                                 ==============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Interest (net of $37,560 foreign withholding tax)....     $   23,904,799
   Dividends ...........................................            910,060
                                                             --------------
    Total income .......................................         24,814,859
                                                             --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................          1,644,432
   Distribution fees--Class IB .........................            371,220
   Administrative fees .................................             89,821
   Printing and mailing expenses .......................             61,734
   Custodian fees ......................................             29,530
   Professional fees ...................................             27,173
   Trustees' fees ......................................              4,987
   Miscellaneous .......................................              2,523
                                                             --------------
    Total expenses .....................................          2,231,420
                                                             --------------
 NET INVESTMENT INCOME .................................         22,583,439
                                                             --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on securities .........................        (31,316,231)
                                                             --------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................        (29,479,935)
   Foreign currency translations .......................            220,676
                                                             --------------
    Net change in unrealized depreciation ..............        (29,259,259)
                                                             --------------
 NET REALIZED AND UNREALIZED LOSS ......................        (60,575,490)
                                                             --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................     $  (37,992,051)
                                                             ==============


                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................................................   $  22,583,439     $   53,095,929
 Net realized loss on investments ......................................................     (31,316,231)      (117,286,028)
 Net change in unrealized appreciation (depreciation) on investments ...................     (29,259,259)        67,379,973
                                                                                           -------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................     (37,992,051)         3,189,874
                                                                                           -------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ..............................................................................        (751,413)       (24,867,075)
 Class IB ..............................................................................        (935,974)       (27,206,417)
                                                                                           -------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................      (1,687,387)       (52,073,492)
                                                                                           -------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [5,702,149 and 21,334,753 shares, respectively] ...................      31,378,020        130,441,073
 Capital shares issued in reinvestment of dividends and distributions [140,438 and
  4,564,105 shares, respectively] ......................................................         751,413         24,867,075
 Capital shares repurchased [(6,984,540) and (23,071,005) shares, respectively] ........     (38,393,996)      (141,209,532)
                                                                                           -------------     --------------
 Total Class IA transactions ...........................................................      (6,264,563)        14,098,616
                                                                                           -------------     --------------
 CLASS IB
 Capital shares sold [6,725,786 and 13,493,771 shares, respectively] ...................      36,678,426         82,093,910
 Capital shares issued in reinvestment of dividends and distributions [176,096 and
  5,021,910 shares, respectively] ......................................................         935,974         27,206,417
 Capital shares repurchased [(2,857,053) and (4,639,863) shares, respectively] .........     (15,397,460)       (28,049,482)
                                                                                           -------------     --------------
 Total Class IB transactions ...........................................................      22,216,940         81,250,845
                                                                                           -------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      15,952,377         95,349,461
                                                                                           -------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................................     (23,727,061)        46,465,843
NET ASSETS:
 Beginning of period ...................................................................     540,394,409        493,928,566
                                                                                           -------------     --------------
 End of period (a) .....................................................................   $ 516,667,348     $  540,394,409
                                                                                           =============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .....   $  20,236,267     $     (659,785)
                                                                                           -------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $100,166,957) (Note 1) .............    $  78,595,854
   Cash (Foreign Cash $1,748,686) ................................        4,522,601
   Short-term investments held as collateral for loaned
    securities ...................................................        5,582,388
   Dividends, interest and other receivables .....................          203,439
   Variation margin receivable on futures contracts (Note 1) .....          140,927
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) ...........................................           63,211
   Deferred organizational costs (Note 1) ........................            3,143
   Other assets ..................................................            2,343
                                                                      -------------
    Total assets .................................................       89,113,906
                                                                      -------------
 LIABILITIES
   Collateral held for loaned securities .........................        5,582,388
   Payable to custodian ..........................................           58,775
   Investment management/advisory fees payable ...................           28,295
   Distribution fees payable--Class IB ...........................           15,012
   Administrative fees payable ...................................           10,335
   Trustees' fees payable ........................................            2,131
                                                                      -------------
    Total liabilities ............................................        5,696,936
                                                                      -------------
 NET ASSETS ......................................................    $  83,416,970
                                                                      =============
   Net assets were comprised of:
   Paid in capital ...............................................    $ 110,020,513
   Accumulated undistributed net investment income ...............          361,285
   Accumulated undistributed net realized loss ...................       (5,487,832)
   Unrealized depreciation on investments, foreign currencies
    and futures ..................................................      (21,476,996)
                                                                      -------------
    Net assets, June 30, 2002 ....................................    $  83,416,970
                                                                      =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $97,336/11,429 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1) ........................    $        8.52
                                                                      =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $83,319,634/9,785,717 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) .................    $        8.51
                                                                      =============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $112,288 foreign withholding tax)+     $    989,114
   Interest ............................................          26,654
   Securities lending (net) ............................          15,760
                                                            ------------
    Total income .......................................       1,031,528
                                                            ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................         144,394
   Distribution fees--Class IB .........................         102,601
   Custodian fees ......................................          34,444
   Administrative fees .................................          25,784
   Professional fees ...................................          18,385
   Printing and mailing expenses .......................           9,408
   Amortization of deferred organizational expense .....           3,092
   Trustees' fees ......................................             746
   Miscellaneous .......................................             767
                                                            ------------
    Total expenses .....................................         339,621
                                                            ------------
 NET INVESTMENT INCOME .................................         691,907
                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..........................................      (1,735,337)
   Futures .............................................      (1,057,528)
   Foreign currency transactions .......................         218,704
                                                            ------------
    Net realized loss ..................................      (2,574,161)
                                                            ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................         (80,212)
   Foreign currency translations .......................         200,101
   Futures contracts ...................................        (130,531)
                                                            ------------
    Net change unrealized depreciation .................         (10,642)
                                                            ------------
 NET REALIZED AND UNREALIZED LOSS ......................      (2,584,803)
                                                            ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $ (1,892,896)
                                                            ============
   + From affiliated companies .........................    $      9,464
                                                            ------------


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     691,907     $      818,639
 Net realized loss on investments ........................................................      (2,574,161)        (3,136,659)
 Net change in unrealized depreciation on investments and foreign currencies .............         (10,642)       (21,806,917)
                                                                                             -------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (1,892,896)       (24,124,937)
                                                                                             -------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................              --                 --
 Class IB ................................................................................              --           (296,247)
                                                                                             -------------     --------------
                                                                                                        --           (296,247)
                                                                                             -------------     --------------
 Distributions from net realized capital gains
 Class IA ................................................................................              --                 --
 Class IB ................................................................................              --           (274,630)
                                                                                             -------------     --------------
                                                                                                        --           (274,630)
                                                                                             -------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --           (570,877)
                                                                                             -------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [11,429 and 0 shares, respectively] .................................         100,000                 --
 Capital shares issued in reinvestment of dividends and distributions [0 and 0 shares,
  respectively] ..........................................................................              --                 --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................              --                 --
                                                                                             -------------     --------------
 TOTAL CLASS IA TRANSACTIONS .............................................................         100,000                 --
                                                                                             -------------     --------------
 CLASS IB
 Capital shares sold [12,250,882 and 50,145,480 shares, respectively] ....................     104,187,838        484,305,954
 Capital shares issued in reinvestment of dividends and distributions [0 and 60,444
  shares, respectively] ..................................................................              --            570,877
 Capital shares repurchased [(11,627,416) and (49,473,981) shares, respectively] .........     (99,060,718)      (479,564,991)
                                                                                             -------------     --------------
 TOTAL CLASS IB TRANSACTIONS .............................................................       5,127,120          5,311,840
                                                                                             -------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       5,227,120          5,311,840
                                                                                             -------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................       3,334,224        (19,383,974)
NET ASSETS:
 Beginning of period .....................................................................      80,082,746         99,466,720
                                                                                             -------------     --------------
 End of period (a) .......................................................................   $  83,416,970     $   80,082,746
                                                                                             =============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......   $     361,285     $     (330,622)
                                                                                             -------------     --------------
 * Class IA commenced operations on March 25, 2002.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO


================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $180,785,531) (Note 1) ..........    $ 143,999,578
   Cash .......................................................        9,310,978
   Short-term investments held as collateral for loaned
    securities ................................................        6,076,750
   Receivable for securities sold .............................          620,704
   Dividends, interest and other receivables ..................           46,422
                                                                   -------------
    Total assets ..............................................      160,054,432
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................        6,076,750
   Payable for securities purchased ...........................        1,641,194
   Investment management/advisory fees payable ................          107,401
   Distribution fees payable--Class IB ........................           30,320
   Payable to custodian .......................................           19,453
   Administrative fees payable ................................            8,381
   Trustees' fees payable .....................................              423
   Accrued expenses (Note 1) ..................................           21,270
                                                                   -------------
    Total liabilities .........................................        7,905,192
                                                                   -------------
 NET ASSETS ...................................................    $ 152,149,240
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 226,507,287
   Accumulated overdistributed net investment income ..........         (230,560)
   Accumulated undistributed net realized loss ................      (37,341,534)
   Unrealized depreciation on investments .....................      (36,785,953)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 152,149,240
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $79,023/15,823 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1) .....................    $        4.99
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $152,070,217/30,468,303 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ..............    $        4.99
                                                                   =============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ..................................................   $     623,988
   Interest ...................................................          87,287
   Securities lending (net) ...................................          12,594
                                                                  -------------
    Total income ..............................................         723,869
                                                                  -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         746,959
   Distribution fees--Class IB ................................         207,710
   Administrative fees ........................................          37,359
   Professional fees ..........................................          19,297
   Printing and mailing expenses ..............................          18,567
   Custodian fees .............................................          13,702
   Trustees' fees .............................................             936
   Miscellaneous ..............................................             482
                                                                  -------------
    Gross expenses ............................................       1,045,012
                                                                  -------------
   Less: Waiver of investment management fees (Note 6)                  (90,583)
                                                                  -------------
    Net expenses ..............................................         954,429
                                                                  -------------
 NET INVESTMENT LOSS ..........................................        (230,560)
                                                                  -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ................................     (16,871,210)
   Net change in unrealized depreciation on securities              (26,467,958)
                                                                  -------------
 NET REALIZED AND UNREALIZED LOSS .............................     (43,339,168)
                                                                  -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................   $ (43,569,728)
                                                                  =============


                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002*        YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       -----------------   ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .................................................................     $    (230,560)      $    (303,129)
 Net realized loss on investments ....................................................       (16,871,210)        (20,465,518)
 Net change in unrealized depreciation on investments ................................       (26,467,958)         (6,581,064)
                                                                                           -------------       -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................       (43,569,728)        (27,349,711)
                                                                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................                --              (5,888)
 Distributions from net realized capital gains .......................................                --             (10,305)
                                                                                           -------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................                --             (16,193)
                                                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [15,823 and 0 shares, respectively] .............................           100,000                  --
                                                                                           -------------       -------------
 CLASS IB
 Capital shares sold [6,775,078 and 19,861,633 shares, respectively] .................        40,687,010         143,984,580
 Capital shares issued in reinvestment of dividends and distributions [0 and 2,073
  shares, respectively] ..............................................................                --              16,193
 Capital shares repurchased [(1,448,232) and (1,299,637) shares, respectively] .......        (8,164,377)         (8,940,987)
                                                                                           -------------       -------------
 Total Class IB transactions .........................................................        32,522,633         135,059,786
                                                                                           -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............        32,622,633         135,059,786
                                                                                           -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................       (10,947,095)        107,693,882
NET ASSETS:
 Beginning of period .................................................................       163,096,335          55,402,453
                                                                                           -------------       -------------
 End of period (a) ...................................................................     $ 152,149,240       $ 163,096,335
                                                                                           =============       =============
----------
 (a) Includes accumulated overdistributed net investment income of ...................     $    (230,560)      $          --
                                                                                           -------------       -------------
 * Class IA commenced operations on March 25, 2002.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


 ASSETS
   Investments at value (Cost $524,785,216) (Note 1)..............     $ 530,908,687
   Short-term investments held as collateral for loaned
    securities ...................................................        79,999,808
   Cash ..........................................................           231,938
   Dividends, interest and other receivables .....................         4,425,977
   Receivable for securities sold ................................         1,409,073
   Variation margin receivable on futures contracts (Note 1) .....            51,570
   Deferred organizational costs (Note 1) ........................             3,143
   Other assets ..................................................               533
                                                                       -------------
    Total assets .................................................       617,030,729
                                                                       -------------
 LIABILITIES
   Collateral held for loaned securities .........................        79,999,808
   Payable for securities purchased ..............................         4,351,722
   Investment management/advisory fees payable ...................           219,181
   Distribution fees payable--Class IB ...........................           102,417
   Payable to custodian ..........................................            43,849
   Administrative fees payable ...................................             9,569
   Trustees' fees payable ........................................             5,298
   Accrued expenses (Note 1) .....................................            42,908
                                                                       -------------
    Total liabilities ............................................        84,774,752
                                                                       -------------
 NET ASSETS ......................................................     $ 532,255,977
                                                                       =============
   Net assets were comprised of:
   Paid in capital ...............................................     $ 514,055,365
   Accumulated undistributed net investment income ...............        12,057,233
   Accumulated undistributed net realized loss ...................           (31,662)
   Unrealized appreciation on investments ........................         6,175,041
                                                                       -------------
    Net assets, June 30, 2002 ....................................     $ 532,255,977
                                                                       =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $103,349/9,304 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1).........................     $       11.11
                                                                       =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $532,152,628/47,906,194 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)..................     $       11.11
                                                                       =============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


 INVESTMENT INCOME (NOTE 1)
   Interest ...........................................     $ 13,868,387
   Securities lending (net) ...........................           55,888
                                                            ------------
    Total income ......................................       13,924,275
                                                            ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................        1,048,990
   Distribution fees--Class IB ........................          582,702
   Administrative fees ................................           74,232
   Printing and mailing expenses ......................           52,127
   Recoupment fees ....................................           50,302
   Professional fees ..................................           24,228
   Custodian fees .....................................           23,332
   Trustees' fees .....................................            3,841
   Amortization of deferred organizational expense ....            3,091
   Miscellaneous ......................................            1,895
                                                            ------------
    Total expenses ....................................        1,864,740
                                                            ------------
 NET INVESTMENT INCOME ................................       12,059,535
                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on:
   Securities .........................................           87,355
   Options written ....................................          239,682
   Futures ............................................        1,261,019
                                                            ------------
    Net realized gain .................................        1,588,056
                                                            ------------




   Change in unrealized appreciation (depreciation) on:
   Securities .........................................        2,168,594
   Options written ....................................          219,070
   Futures ............................................          (42,234)
                                                            ------------
    Net change in unrealized appreciation .............        2,345,430
                                                            ------------
 NET REALIZED AND UNREALIZED GAIN .....................        3,933,486
                                                            ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $ 15,993,021
                                                            ============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $  12,059,535     $  17,186,527
 Net realized gain on investments ........................................................       1,588,056        10,343,037
 Net change in unrealized appreciation (depreciation) on investments .....................       2,345,430        (3,395,678)
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      15,993,021        24,133,886
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IB ................................................................................              --       (17,293,033)
                                                                                             -------------     -------------
 Distributions from net realized capital gains
 Class IA ................................................................................            (207)               --
 Class IB ................................................................................      (1,020,446)       (5,016,673)
                                                                                             -------------     -------------
                                                                                                (1,020,653)       (5,016,673)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................      (1,020,653)      (22,309,706)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [9,285 and 0 shares, respectively] ..................................         100,000                --
 Capital shares issued in reinvestment of dividends and distributions [19 and 0 shares,
  respectively] ..........................................................................             207                --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................              --                --
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................         100,207                --
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [8,899,924 and 21,024,831 shares, respectively] .....................      97,739,256       231,734,807
 Capital shares issued in reinvestment of dividends and distributions [91,966 and
  2,085,019 shares, respectively] ........................................................       1,020,446        22,309,706
 Capital shares repurchased [(967,845) and (5,486,121) shares, respectively] .............     (10,632,278)      (60,729,131)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................      88,127,424       193,315,382
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      88,227,631       193,315,382
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................     103,199,999       195,139,562
NET ASSETS:
 Beginning of period .....................................................................     429,055,978       233,916,416
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 532,255,977     $ 429,055,978
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......   $  12,193,012     $      (2,302)
                                                                                             -------------     -------------
 * Class IA commenced operations on March 25, 2002.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $264,401,117) (Note 1)...........     $  265,294,561
   Cash .......................................................          1,176,983
   Short-term investments held as collateral for loaned
    securities ................................................         25,000,850
   Receivable for securities sold .............................          2,548,601
   Dividends, interest and other receivables ..................            333,595
   Deferred organizational costs (Note 1) .....................              3,143
   Other assets ...............................................                225
                                                                    --------------
    Total assets ..............................................        294,357,958
                                                                    --------------
 LIABILITIES
   Collateral held for loaned securities ......................         25,000,850
   Payable for securities purchased ...........................          3,699,375
   Investment management/advisory fees payable ................            160,577
   Distribution fees payable--Class IB ........................             52,560
   Payable to custodian .......................................             38,216
   Administrative fees payable ................................             11,681
   Trustees' fees payable .....................................              2,771
   Accrued expenses (Note 1) ..................................             19,964
                                                                    --------------
    Total liabilities .........................................         28,985,994
                                                                    --------------
 NET ASSETS ...................................................     $  265,371,964
                                                                    ==============
   Net assets were comprised of:
   Paid in capital ............................................     $  254,219,967
   Accumulated undistributed net investment income ............            532,618
   Accumulated undistributed net realized gain ................          9,725,935
   Unrealized appreciation on investments .....................            893,444
                                                                    --------------
    Net assets, June 30, 2002 .................................     $  265,371,964
                                                                    ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $265,371,964/23,432,489 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............     $        11.32
                                                                    ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ..........................................    $   1,367,226
   Interest ...........................................          202,672
   Securities lending (net) ...........................           19,557
                                                           -------------
    Total income ......................................        1,589,455
                                                           -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................          832,305
   Distribution fees--Class IB ........................          277,435
   Administrative fees ................................           45,038
   Printing and mailing expenses ......................           25,172
   Custodian fees .....................................           21,661
   Professional fees ..................................           20,165
   Amortization of deferred organizational expense ....            3,091
   Trustees' fees .....................................            1,950
   Miscellaneous ......................................              958
                                                           -------------
    Gross expenses ....................................        1,227,775
                                                           -------------
   Less: Waiver of investment management fees (Note 6)            (7,457)
      Fees paid indirectly (Note 1) ...................          (15,811)
                                                           -------------
    Net expenses ......................................        1,204,507
                                                           -------------
 NET INVESTMENT INCOME ................................          384,948
                                                           -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................       10,471,491
   Net change in unrealized depreciation on securities       (16,428,237)
                                                           -------------
 NET REALIZED AND UNREALIZED LOSS .....................       (5,956,746)
                                                           -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $  (5,571,798)
                                                           =============


                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002         YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...............................................................     $     384,948       $     722,952
 Net realized gain on investments ....................................................        10,471,491          16,233,100
 Net change in unrealized appreciation (depreciation) on investments .................       (16,428,237)          6,541,069
                                                                                           -------------       -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................        (5,571,798)         23,497,121
                                                                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................                --            (518,590)
 Distributions from net realized capital gains .......................................        (3,369,362)        (14,525,438)
                                                                                           -------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................        (3,369,362)        (15,044,028)
                                                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [9,658,806 and 6,731,889 shares, respectively] ..................       116,298,046          75,538,557
 Capital shares issued in reinvestment of dividends and distributions [299,264 and
  1,341,568 shares, respectively] ....................................................         3,369,362          15,044,028
 Capital shares repurchased [(1,730,175) and (2,853,131) shares, respectively] .......       (20,520,949)        (31,301,762)
                                                                                           -------------       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ................        99,146,459          59,280,823
                                                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS .........................................................        90,205,299          67,733,916
NET ASSETS:
 Beginning of period .................................................................       175,166,665         107,432,749
                                                                                           -------------       -------------
 End of period (a) ...................................................................     $ 265,371,964       $ 175,166,665
                                                                                           =============       =============
----------
 (a) Includes accumulated undistributed net investment income of .....................     $     532,618       $     147,670
                                                                                           -------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $61,460,454) (Note 1)............    $ 61,998,632
   Cash (Foreign Cash $49).....................................          54,583
   Short-term investments held as collateral for loaned
    securities ................................................      12,300,350
   Receivable for securities sold .............................         208,293
   Dividends, interest and other receivables ..................           7,463
                                                                   ------------
    Total assets ..............................................      74,569,321
                                                                   ------------
 LIABILITIES
   Collateral held for loaned securities ......................      12,300,350
   Payable for securities purchased ...........................       1,588,469
   Investment management/advisory fees payable ................          29,304
   Payable to custodian .......................................          15,095
   Distribution fees payable--Class IB ........................          10,546
   Administrative fees payable ................................           3,887
   Trustees' fees payable .....................................             165
   Accrued expenses (Note 1) ..................................          16,510
                                                                   ------------
    Total liabilities .........................................      13,964,326
                                                                   ------------
 NET ASSETS ...................................................    $ 60,604,995
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 60,907,057
   Accumulated overdistributed net investment income ..........         (23,009)
   Accumulated undistributed net realized loss ................        (817,312)
   Unrealized appreciation on investments and foreign
    currencies ................................................         538,259
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 60,604,995
                                                                   ============
 CLASS IB
   Net asset value, offering and redemption price per share
    $60,604,995/5,235,779 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $      11.58
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $2,768 foreign withholding tax)....    $   80,466
   Interest ............................................        51,980
   Securities lending (net) ............................           954
                                                            ----------
    Total income .......................................       133,400
                                                            ----------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................       123,358
   Distribution fees--Class IB .........................        34,266
   Administrative fees .................................        18,709
   Professional fees ...................................        17,152
   Custodian fees ......................................         5,852
   Printing and mailing expenses .......................         3,047
   Trustees' fees ......................................           225
   Miscellaneous .......................................           189
                                                            ----------
    Gross expenses .....................................       202,798
                                                            ----------
   Less: Waiver of investment management fees (Note 6) .       (45,174)
       Fees paid indirectly (Note 1) ...................        (1,109)
                                                            ----------
    Net expenses .......................................       156,515
                                                            ----------
 NET INVESTMENT LOSS ...................................       (23,115)
                                                            ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ..........................................      (810,758)
   Foreign currency transactions .......................          (583)
                                                            ----------
    Net realized loss ..................................      (811,341)
                                                            ----------
   Change in unrealized appreciation on:
   Securities ..........................................       122,856
   Foreign currency translations .......................            81
                                                            ----------
    Net change in unrealized appreciation ..............       122,937
                                                            ----------
 NET REALIZED AND UNREALIZED LOSS ......................      (688,404)
                                                            ----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $ (711,519)
                                                            ==========


                                                                                          SIX MONTHS ENDED   AUGUST 31, 2001*
                                                                                            JUNE 30, 2002           TO
                                                                                             (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss ...................................................................    $    (23,115)      $    (1,917)
 Net realized gain (loss) on investments ...............................................        (811,341)           38,397
 Net change in unrealized appreciation on investments and foreign currencies ...........         122,937           415,322
                                                                                            ------------       -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................        (711,519)          451,802
                                                                                            ------------       -----------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Distributions from net realized capital gains .........................................         (44,444)               --
                                                                                            ------------       -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [5,234,926 and 883,641 shares, respectively] ......................      61,612,527         9,604,071
 Capital shares issued in reinvestment of dividends and distributions [3,793 and 0
  shares, respectively] ................................................................          44,444                --
 Capital shares repurchased [(818,371) and (68,210) shares, respectively] ..............      (9,587,800)         (764,086)
                                                                                            ------------       -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      52,069,171         8,839,985
                                                                                            ------------       -----------
TOTAL INCREASE IN NET ASSETS ...........................................................      51,313,208         9,291,787
NET ASSETS:
 Beginning of period ...................................................................       9,291,787                --
                                                                                            ------------       -----------
 End of period (a) .....................................................................    $ 60,604,995       $ 9,291,787
                                                                                            ============       ===========
 ----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .....    $    (23,009)      $       106
                                                                                            ------------       -----------
 * Commencement of operations.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO


================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $646,292,195) (Note 1)...........    $ 599,964,480
   Cash .......................................................       71,991,241
   Short-term investments held as collateral for loaned
    securities ................................................       23,192,950
   Receivable for securities sold .............................        2,548,028
   Dividends, interest and other receivables ..................          655,515
   Other assets ...............................................              820
                                                                   -------------
    Total assets ..............................................      698,353,034
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       23,192,950
   Payable for securities purchased ...........................        1,317,855
   Investment management/advisory fees payable ................          391,546
   Distribution fees payable--Class IB ........................          136,401
   Payable to custodian .......................................           21,853
   Administrative fees payable ................................           16,105
   Trustees' fees payable .....................................           12,801
   Accrued expenses (Note 1) ..................................           78,820
                                                                   -------------
    Total liabilities .........................................       25,168,331
                                                                   -------------
 NET ASSETS ...................................................    $ 673,184,703
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 722,524,451
   Accumulated undistributed net investment income ............        2,033,385
   Accumulated undistributed net realized loss ................       (5,045,418)
   Unrealized depreciation on investments .....................      (46,327,715)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 673,184,703
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $673,184,703/53,580,256 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       12.56
                                                                   =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $63,582 foreign withholding tax)..     $    4,574,444
   Interest ...........................................            590,106
   Securities lending (net) ...........................             40,542
                                                            --------------
    Total income ......................................          5,205,092
                                                            --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................          2,002,264
   Distribution fees--Class IB ........................            834,742
   Administrative fees ................................            103,860
   Recoupment fees ....................................            100,948
   Printing and mailing expenses ......................             75,653
   Professional fees ..................................             27,083
   Custodian fees .....................................             15,541
   Trustees' fees .....................................              5,935
   Amortization of deferred organizational expense ....              2,083
   Miscellaneous ......................................              2,739
                                                            --------------
    Total expenses ....................................          3,170,848
                                                            --------------
 NET INVESTMENT INCOME ................................          2,034,244
                                                            --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................          2,465,916
   Net change in unrealized depreciation on securities         (62,722,220)
                                                            --------------
 NET REALIZED AND UNREALIZED LOSS .....................        (60,256,304)
                                                            --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $  (58,222,060)
                                                            ==============




                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2002         YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                       -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...............................................................     $   2,034,244       $   4,184,891
 Net realized gain on investments ....................................................         2,465,916          18,897,690
 Net change in unrealized appreciation (depreciation) on investments .................       (62,722,220)          5,047,229
                                                                                           -------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................       (58,222,060)         28,129,810
                                                                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................           (68,537)         (4,123,500)
 Distributions from net realized capital gains .......................................        (6,748,245)        (28,038,484)
                                                                                           -------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................        (6,816,782)        (32,161,984)
                                                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [9,712,109 and 15,945,389 shares, respectively] .................       134,240,827         221,520,703
 Capital shares issued in reinvestment of dividends and distributions [529,591 and
  2,337,274 shares, respectively] ....................................................         6,816,782          32,161,984
 Capital shares repurchased [(1,179,402) and (2,074,289) shares, respectively] .......       (15,984,517)        (28,534,832)
                                                                                           -------------       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ................       125,073,092         225,147,855
                                                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS .........................................................        60,034,250         221,115,681
NET ASSETS:
 Beginning of period .................................................................       613,150,453         392,034,772
                                                                                           -------------       -------------
 End of period (a) ...................................................................     $ 673,184,703       $ 613,150,453
                                                                                           =============       =============
----------
 (a) Includes accumulated undistributed net investment income of .....................     $   2,033,385       $      67,678
                                                                                           -------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $1,152,565,016) (Note 1).........  $ 1,001,553,263
   Cash .......................................................        3,057,602
   Short-term investments held as collateral for loaned
    securities ................................................       46,496,146
   Receivable for securities sold .............................        3,064,585
   Dividends, interest and other receivables ..................          408,609
   Other assets ...............................................            3,057
                                                                 ---------------
    Total assets ..............................................    1,054,583,262
                                                                 ---------------
 LIABILITIES
   Collateral held for loaned securities ......................       46,496,146
   Payable for securities purchased ...........................       10,946,202
   Investment management/advisory fees payable ................          538,655
   Distribution fees payable--Class IB ........................          194,691
   Payable to custodian .......................................          125,997
   Trustees' fees payable .....................................           26,089
   Administrative fees payable ................................           10,592
   Accrued expenses (Note 1) ..................................           66,900
                                                                 ---------------
    Total liabilities .........................................       58,405,272
                                                                 ---------------
 NET ASSETS ...................................................  $   996,177,990
                                                                 ===============
   Net assets were comprised of:
   Paid in capital ............................................  $ 2,055,947,999
   Accumulated overdistributed net investment income ..........       (2,747,565)
   Accumulated undistributed net realized loss ................     (906,011,273)
   Unrealized depreciation on investments .....................     (151,011,171)
                                                                 ---------------
    Net assets, June 30, 2002 .................................  $   996,177,990
                                                                 ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $29,357,767/2,789,612 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         10.52
                                                                 ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $966,820,223/92,820,259 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $         10.42
                                                                 ===============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $16,487 foreign withholding tax)......  $    2,569,648
   Interest ...............................................         359,371
   Securities lending (net) ...............................         123,746
                                                             --------------
    Total income ..........................................       3,052,765
                                                             --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .............................       3,917,434
   Distribution fees--Class IB ............................       1,481,747
   Administrative fees ....................................         197,113
   Printing and mailing expenses ..........................         138,136
   Custodian fees .........................................          90,782
   Professional fees ......................................          35,799
   Trustees' fees .........................................          11,057
   Amortization of deferred organizational expense ........           3,053
   Miscellaneous ..........................................           7,465
                                                             --------------
    Gross expenses ........................................       5,882,586
   Less: Fees paid indirectly (Note 1) ....................        (103,756)
                                                             --------------
    Net expenses ..........................................       5,778,830
                                                             --------------
 NET INVESTMENT LOSS ......................................      (2,726,065)
                                                             --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities .............................................    (165,571,052)
   Foreign currency transactions ..........................           7,988
                                                             --------------
    Net realized loss .....................................    (165,563,064)
                                                             --------------




   Change in unrealized appreciation (depreciation) on:
   Securities .............................................    (158,429,186)
   Foreign currency translations ..........................             238
                                                             --------------
    Net change in unrealized appreciation .................    (158,428,948)
                                                             --------------
 NET REALIZED AND UNREALIZED LOSS .........................    (323,992,012)
                                                             --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................  $ (326,718,077)
                                                             ==============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................  $   (2,726,065)   $    (3,551,264)
 Net realized loss on investments ........................................................    (165,563,064)      (586,175,688)
 Net change in unrealized depreciation on investments and foreign currencies .............    (158,428,948)      (174,329,808)
                                                                                            --------------    ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (326,718,077)      (764,056,760)
                                                                                            --------------    ---------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................              --            (12,401)
 Class IB ................................................................................              --           (371,285)
                                                                                            --------------    ---------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --           (383,686)
                                                                                            --------------    ---------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [1,948,346 and 1,728,031 shares, respectively] ......................      24,743,223         24,850,275
 Capital shares issued in reinvestment of dividends and distributions [0 and 771 shares,
  respectively] ..........................................................................              --             12,401
 Capital shares repurchased [(2,335,450) and (2,038,023) shares, respectively] ...........     (29,092,485)       (29,070,342)
                                                                                            --------------    ---------------
 Total Class IA transactions .............................................................      (4,349,262)        (4,207,666)
                                                                                            --------------    ---------------
 CLASS IB
 Capital shares sold [16,374,710 and 44,731,154 shares, respectively] ....................     199,302,013        693,710,970
 Capital shares issued in reinvestment of dividends and distributions [0 and 23,249
  shares, respectively] ..................................................................              --            371,285
 Capital shares repurchased [(23,062,027) and (48,340,408) shares, respectively] .........    (279,250,743)      (733,640,457)
                                                                                            --------------    ---------------
 Total Class IB transactions .............................................................     (79,948,730)       (39,558,202)
                                                                                            --------------    ---------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................     (84,297,992)       (43,765,868)
                                                                                            --------------    ---------------
TOTAL DECREASE IN NET ASSETS .............................................................    (411,016,069)      (808,206,314)
NET ASSETS:
 Beginning of period .....................................................................   1,407,194,059      2,215,400,373
                                                                                            --------------    ---------------
 End of period (a) .......................................................................  $  996,177,990    $ 1,407,194,059
                                                                                            ==============    ===============
----------
 (a) Includes accumulated overdistributed net investment income of .......................  $   (2,747,565)   $       (21,500)
                                                                                            --------------    ---------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $234,869,770) (Note 1)...........    $ 217,998,815
   Cash .......................................................          156,992
   Short-term investments held as collateral for loaned
    securities ................................................        5,477,875
   Receivable for securities sold .............................          908,300
   Dividends, interest and other receivables ..................          268,546
   Other assets ...............................................              262
                                                                   -------------
    Total assets ..............................................      224,810,790
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................        5,477,875
   Payable for securities purchased ...........................          251,831
   Investment management/advisory fees payable ................          112,801
   Payable to custodian .......................................           49,876
   Distribution fees payable--Class IB ........................           41,779
   Administrative fees payable ................................            5,256
   Trustees' fees payable .....................................            2,619
   Accrued expenses (Note 1) ..................................           26,296
                                                                   -------------
    Total liabilities .........................................        5,968,333
                                                                   -------------
 NET ASSETS ...................................................    $ 218,842,457
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 286,540,062
   Accumulated undistributed net investment income ............          515,144
   Accumulated undistributed net realized loss ................      (51,343,245)
   Unrealized depreciation on investments .....................      (16,869,504)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 218,842,457
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $87,473/11,103 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1)......................    $        7.88
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $218,754,984/27,788,794 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        7.87
                                                                   =============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $11,968 foreign withholding tax)...     $    1,551,740
   Interest ............................................             81,209
   Securities lending (net) ............................              5,858
                                                             --------------
    Total income .......................................          1,638,807
                                                             --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................            714,950
   Distribution fees--Class IB .........................            298,078
   Administrative fees .................................             45,809
   Custodian fees ......................................             35,690
   Printing and mailing expenses .......................             26,814
   Professional fees ...................................             20,433
   Trustees' fees ......................................              2,128
   Miscellaneous .......................................              1,054
                                                             --------------
    Gross expenses .....................................          1,144,956
                                                             --------------
   Less: Waiver of investment management (Note 6) ......            (12,840)
      Fees paid indirectly (Note 1) ....................            (14,475)
                                                             --------------
    Net expenses .......................................          1,117,641
                                                             --------------
 NET INVESTMENT INCOME .................................            521,166
                                                             --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE  1)
   Realized loss on:
   Securities ..........................................        (12,126,115)
   Foreign currency transactions .......................             (3,962)
                                                             --------------
    Net realized loss ..................................        (12,130,077)
                                                             --------------




   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................        (19,019,940)
   Foreign currency translations .......................              1,350
                                                             --------------
    Net change in unrealized depreciation ..............        (19,018,590)
                                                             --------------
 NET REALIZED AND UNREALIZED LOSS ......................        (31,148,667)
                                                             --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................     $  (30,627,501)
                                                             ==============






                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     521,166     $   1,104,849
 Net realized loss on investments ........................................................     (12,130,077)      (34,856,047)
 Net change in unrealized depreciation on investments and foreign currencies .............     (19,018,590)       (6,412,974)
                                                                                             -------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (30,627,501)      (40,164,172)
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................             (33)               --
 Class IB ................................................................................         (83,758)       (1,028,975)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (83,791)       (1,028,975)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [11,099 and 0 shares, respectively] .................................         100,000                --
 Capital shares issued in reinvestment of dividends and distributions [4 and 0 shares,
  respectively] ..........................................................................              33                --
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................         100,033                --
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [1,868,550 and 7,563,842 shares, respectively] ......................      16,234,901        72,735,793
 Capital shares issued in reinvestment of dividends and distributions [10,422 and 115,327
  shares, respectively] ..................................................................          83,758         1,028,975
 Capital shares repurchased [(1,293,070) and (1,285,100) shares, respectively] ...........     (10,903,281)      (11,611,319)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................       5,415,378        62,153,449
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       5,515,411        62,153,449
                                                                                             -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (25,195,881)       20,960,302
NET ASSETS:
 Beginning of period .....................................................................     244,038,338       223,078,036
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 218,842,457     $ 244,038,338
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $     515,144     $      77,769
                                                                                             -------------     -------------
 * Class IA commenced operations on March 25, 2002.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $594,128,807) (Note 1)...........  $  538,898,888
   Cash (Foreign cash $4,040)..................................         657,029
   Short-term investments held as collateral for loaned
    securities ................................................      13,381,305
   Receivable for securities sold .............................       4,194,089
   Dividends, interest and other receivables ..................         613,307
   Other assets ...............................................           1,886
                                                                 --------------
    Total assets ..............................................     557,746,504
                                                                 --------------
 LIABILITIES
   Collateral held for loaned securities ......................      13,381,305
   Payable for securities purchased ...........................       2,503,069
   Investment management/advisory fees payable ................         284,008
   Distribution fees payable--Class IB ........................         109,668
   Payable to custodian .......................................          66,600
   Trustees' fees payable .....................................          19,337
   Administrative fees payable ................................          10,490
   Accrued expenses (Note 1) ..................................          54,430
                                                                 --------------
    Total liabilities .........................................      16,428,907
                                                                 --------------
 NET ASSETS ...................................................  $  541,317,597
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ............................................  $  827,114,674
   Accumulated undistributed net investment income ............         931,593
   Accumulated undistributed net realized loss ................    (231,500,781)
   Unrealized depreciation on investments .....................     (55,227,889)
                                                                 --------------
    Net assets, June 30, 2002 .................................  $  541,317,597
                                                                 ==============
 CLASS IB
   Net asset value, offering and redemption price per share
    $541,317,597/56,434,994 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ..............  $         9.59
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $56,345 foreign withholding tax)....     $    3,678,240
   Interest .............................................            139,036
   Securities lending (net) .............................             33,830
                                                              --------------
    Total income ........................................          3,851,106
                                                              --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ...........................          2,048,564
   Distribution fees--Class IB ..........................            787,909
   Administrative fees ..................................            106,084
   Printing and mailing expenses ........................             71,246
   Custodian fees .......................................             49,520
   Professional fees ....................................             26,556
   Trustees' fees .......................................              5,679
   Amortization of deferred organizational expense ......              2,083
   Miscellaneous ........................................              4,482
                                                              --------------
    Gross expenses ......................................          3,102,123
                                                              --------------
   Less: Waiver of investment management fees (Note 6) ..           (107,861)
      Fees paid indirectly (Note 1) .....................            (97,431)
                                                              --------------
    Net expenses ........................................          2,896,831
                                                              --------------
 NET INVESTMENT INCOME ..................................            954,275
                                                              --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ...........................................        (60,188,885)
   Foreign currency transactions ........................            (16,958)
                                                              --------------
    Net realized loss ...................................        (60,205,843)
                                                              --------------
   Change in unrealized appreciation (depreciation) on:
   Securities ...........................................        (36,382,157)
   Foreign currency translations ........................              1,789
                                                              --------------
    Net change in unrealized depreciation ...............        (36,380,368)
                                                              --------------
 NET REALIZED AND UNREALIZED LOSS .......................        (96,586,211)
                                                              --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................     $  (95,631,936)
                                                              ==============






                                                                                         SIX MONTHS ENDED
                                                                                          JUNE 30, 2002        YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                      -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...............................................................   $      954,275      $      848,789
 Net realized loss on investments ....................................................      (60,205,843)       (167,327,439)
 Net change in unrealized depreciation on investments and foreign currencies .........      (36,380,368)        (30,531,768)
                                                                                         --------------      --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................      (95,631,936)       (197,010,418)
                                                                                         --------------      --------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................          (28,554)           (798,084)
 Distributions from net realized capital gains .......................................               --         (18,013,764)
                                                                                         --------------      --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................          (28,554)        (18,811,848)
                                                                                         --------------      --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [6,836,999 and 19,661,828 shares, respectively] .................       73,954,676         247,428,490
 Capital shares issued in reinvestment of dividends and distributions [2,896 and
  1,471,830 shares, respectively] ....................................................           28,554          18,811,848
 Capital shares repurchased [(11,237,459) and (19,978,219) shares, respectively] .....     (120,358,901)       (245,184,742)
                                                                                         --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      (46,375,671)         21,055,596
                                                                                         --------------      --------------
TOTAL DECREASE IN NET ASSETS .........................................................     (142,036,161)       (194,766,670)
NET ASSETS:
 Beginning of period .................................................................      683,353,758         878,120,428
                                                                                         --------------      --------------
 End of period (a) ...................................................................   $  541,317,597      $  683,353,758
                                                                                         ==============      ==============
----------
 (a) Includes accumulated undistributed net investment income of .....................   $      931,593      $        5,872
                                                                                         --------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $606,945,453) (Note 1)...........    $ 534,039,100
   Cash .......................................................        4,610,860
   Short-term investments held as collateral for loaned
    securities ................................................       18,673,940
   Dividends, interest and other receivables ..................          977,888
   Receivable for securities sold .............................          750,373
   Other assets ...............................................            1,884
                                                                   -------------
    Total assets ..............................................      559,054,045
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       18,673,940
   Payable for securities purchased ...........................          371,411
   Investment management/advisory fees payable ................          293,264
   Distribution fees payable--Class IB ........................          109,920
   Payable to custodian .......................................           76,330
   Trustees' fees payable .....................................           21,759
   Administrative fees payable ................................           11,751
   Accrued expenses (Note 1) ..................................           44,755
                                                                   -------------
    Total liabilities .........................................       19,603,130
                                                                   -------------
 NET ASSETS ...................................................    $ 539,450,915
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 638,065,845
   Accumulated undistributed net investment income ............        3,262,094
   Accumulated undistributed net realized loss ................      (28,970,671)
   Unrealized depreciation on investments .....................      (72,906,353)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 539,450,915
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $539,450,915/52,753,229 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $       10.23
                                                                   =============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $28,106 foreign withholding tax) .     $    5,894,989
   Interest ...........................................            118,871
   Securities lending (net) ...........................             12,675
                                                            --------------
    Total income ......................................          6,026,535
                                                            --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................          1,749,344
   Distribution fees--Class IB ........................            729,191
   Administrative fees ................................             96,097
   Printing and mailing expenses ......................             65,635
   Custodian fees .....................................             55,679
   Recoupment fees ....................................             36,439
   Professional fees ..................................             25,757
   Trustees' fees .....................................              5,197
   Amortization of deferred organizational expense ....              2,083
   Miscellaneous ......................................              4,387
                                                            --------------
    Total expenses ....................................          2,769,809
                                                            --------------
 NET INVESTMENT INCOME ................................          3,256,726
                                                            --------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................           (655,679)
   Net change in unrealized depreciation on securities         (58,122,490)
                                                            --------------
 NET REALIZED AND UNREALIZED LOSS .....................        (58,778,169)
                                                            --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $  (55,521,443)
                                                            ==============




                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   3,256,726     $   5,730,508
 Net realized gain (loss) on investments .................................................        (655,679)        4,507,235
 Net change in unrealized depreciation on investments ....................................     (58,122,490)      (51,047,813)
                                                                                             -------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (55,521,443)      (40,810,070)
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................        (318,137)       (5,527,523)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [2,505,033 and 8,327,353 shares, respectively] ......................      27,941,946        97,600,547
 Capital shares issued in reinvestment of dividends and distributions [30,575 and 494,688
  shares, respectively] ..................................................................         318,137         5,527,523
 Capital shares repurchased [(2,055,022) and (2,770,861) shares, respectively] ...........     (22,351,824)      (32,018,296)
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................       5,908,259        71,109,774
                                                                                             -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (49,931,321)       24,772,181
NET ASSETS:
 Beginning of period .....................................................................     589,382,236       564,610,055
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 539,450,915     $ 589,382,236
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $   3,262,094     $     323,505
                                                                                             -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $517,581,398) (Note 1)...........    $ 475,853,517
   Cash (Foreign cash $1,175,789)..............................       33,752,439
   Short-term investments held as collateral for loaned
    securities ................................................       50,934,329
   Receivable for securities sold .............................        2,465,830
   Dividends, interest and other receivables ..................          889,087
   Other assets ...............................................              682
                                                                   -------------
    Total assets ..............................................      563,895,884
                                                                   -------------
 LIABILITIES
   Collateral held for loaned securities ......................       50,934,329
   Payable for securities purchased ...........................        3,379,793
   Investment management/advisory fees payable ................          345,203
   Payable to custodian .......................................          260,464
   Distribution fees payable--Class IB ........................          101,068
   Trustees' fees payable .....................................           11,180
   Administrative fees payable ................................           10,845
   Accrued expenses (Note 1) ..................................          129,436
                                                                   -------------
    Total liabilities .........................................       55,172,318
                                                                   -------------
 NET ASSETS ...................................................    $ 508,723,566
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 616,320,635
   Accumulated undistributed net investment income ............        2,410,645
   Accumulated undistributed net realized loss ................      (68,349,216)
   Unrealized depreciation on investments .....................      (41,658,498)
                                                                   -------------
    Net assets, June 30, 2002 .................................    $ 508,723,566
                                                                   =============
 CLASS IA
   Net asset value, offering and redemption price per share
    $95,884/9,381 shares outstanding (unlimited amount
    authorized:  $0.01 par value) (Note 1).....................    $       10.22
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $508,627,682/49,803,163 shares outstanding (unlimited
    amount authorized:  $0.01 par value) (Note 1)..............    $       10.21
                                                                   =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $700,233 foreign withholding tax)...     $    4,536,056
   Interest .............................................            145,899
   Securities lending (net) .............................            104,940
                                                              --------------
    Total income ........................................          4,786,895
                                                              --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ...........................          1,545,685
   Distribution fees--Class IB ..........................            467,202
   Custodian fees .......................................            191,433
   Administrative fees ..................................             63,434
   Printing and mailing expenses ........................             46,036
   Recoupment fees ......................................             42,392
   Professional fees ....................................             23,301
   Trustees' fees .......................................              3,519
   Amortization of deferred organizational expense ......              2,083
   Miscellaneous ........................................              2,051
                                                              --------------
    Gross expenses ......................................          2,387,136
                                                              --------------
   Less: Waiver of investment management fees (Note 6) ..            (52,033)
      Fees paid indirectly (Note 1) .....................             (1,486)
                                                              --------------
    Net expenses ........................................          2,333,617
                                                              --------------
 NET INVESTMENT INCOME ..................................          2,453,278
                                                              --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ...........................................        (20,206,326)
   Foreign currency transactions ........................            (73,003)
                                                              --------------
    Net realized loss ...................................        (20,279,329)
                                                              --------------
   Change in unrealized appreciation (depreciation) on:
   Securities ...........................................         (6,051,633)
   Foreign currency translations ........................             76,041
                                                              --------------
    Net change in unrealized depreciation ...............         (5,975,592)
                                                              --------------
 NET REALIZED AND UNREALIZED LOSS .......................        (26,254,921)
                                                              --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................     $  (23,801,643)
                                                              ==============






                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)*    DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $    2,453,278    $      2,198,970
 Net realized loss on investments ........................................................     (20,279,329)        (41,962,897)
 Net change in unrealized depreciation on investments and foreign currencies .............      (5,975,592)        (34,979,488)
                                                                                            --------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (23,801,643)        (74,743,415)
                                                                                            --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................              --          (1,841,567)
 Distributions from net realized capital gains ...........................................              --            (618,135)
                                                                                            --------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --          (2,459,702)
                                                                                            --------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [9,381 and 0 shares, respectively] ..................................         101,820                  --
                                                                                            --------------    ----------------
 CLASS IB
 Capital shares sold [26,762,558 and 131,401,129 shares, respectively] ...................     284,793,851       1,508,073,129
 Capital shares issued in connection with the substitution (Note 8) [19,583,190 and 0
  shares, respectively] ..................................................................     207,224,020                  --
 Capital shares issued in reinvestment of dividends and distributions [0 and 230,702
  shares, respectively] ..................................................................              --           2,459,702
 Capital shares repurchased [(25,126,378) and (129,629,520) shares, respectively] ........    (258,684,454)     (1,491,471,509)
                                                                                            --------------    ----------------
 Total Class IB transactions .............................................................     233,333,417          19,061,322
                                                                                            --------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................     233,435,237          19,061,322
                                                                                            --------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     209,633,594         (58,141,795)
NET ASSETS:
 Beginning of period .....................................................................     299,089,972         357,231,767
                                                                                            --------------    ----------------
 End of period (a) .......................................................................  $  508,723,566    $    299,089,972
                                                                                            ==============    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .......  $    2,410,645    $        (42,633)
                                                                                            --------------    ----------------
 * Class IA commenced operations on March 25, 2002.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO


================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $262,223,032) (Note 1)...........  $  234,970,416
   Short-term investments held as collateral for loaned
    securities ................................................      12,220,427
   Receivable for securities sold .............................       2,543,797
   Dividends, interest and other receivables ..................         237,150
   Other assets ...............................................             939
                                                                 --------------
    Total assets ..............................................     249,972,729
                                                                 --------------
 LIABILITIES
   Overdraft payable ..........................................         291,301
   Collateral held for loaned securities ......................      12,220,427
   Payable for securities purchased ...........................         291,003
   Investment management/advisory fees payable ................         117,341
   Payable to custodian .......................................          56,146
   Distribution fees payable--Class IB ........................          49,247
   Trustees' fees payable .....................................          11,687
   Administrative fees payable ................................           8,864
   Accrued expenses (Note 1) ..................................          38,100
                                                                 --------------
    Total liabilities .........................................      13,084,116
                                                                 --------------
   NET ASSETS .................................................  $  236,888,613
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ............................................  $  368,034,460
   Accumulated undistributed net investment income ............          12,770
   Accumulated undistributed net realized loss ................    (103,906,001)
   Unrealized depreciation on investments .....................     (27,252,616)
                                                                 --------------
    Net assets, June 30, 2002 .................................  $  236,888,613
                                                                 ==============
 CLASS IB .....................................................
   Net asset value, offering and redemption price per share
    $236,888,613/21,807,910 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............  $        10.86
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $6,718 foreign withholding tax) ..     $    1,261,422
   Interest ...........................................             50,050
   Securities lending (net) ...........................              6,636
                                                            --------------
    Total income ......................................          1,318,108
                                                            --------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .........................            887,911
   Distribution fees--Class B .........................            341,859
   Administrative fees ................................             55,376
   Custodian fees .....................................             44,224
   Printing and mailing expenses ......................             30,869
   Professional fees ..................................             20,997
   Trustees' fees .....................................              2,450
   Amortization of deferred organizational expense ....              2,083
   Miscellaneous ......................................              2,262
                                                            --------------
    Gross expenses ....................................          1,388,031
                                                            --------------
   Less: Waiver of investment management fees (Note 6)             (89,732)
                                                            --------------
    Net expenses ......................................          1,298,299
                                                            --------------
 NET INVESTMENT INCOME ................................             19,809
                                                            --------------
 REALIZED AND UNREALIZED LOSS (NOTE 1) ................
   Realized loss on securities ........................        (17,321,703)
   Net change in unrealized depreciation on securities         (31,259,070)
                                                            --------------
 NET REALIZED AND UNREALIZED LOSS .....................        (48,580,773)
                                                            --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $  (48,560,964)
                                                            ==============


                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2002        YEAR ENDED
                                                                                             (UNAUDITED)      DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                        -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..........................................................    $      19,809      $      (53,274)
 Net realized loss on investments ......................................................      (17,321,703)        (78,413,456)
 Net change in unrealized depreciation on investments ..................................      (31,259,070)        (21,358,850)
                                                                                            -------------      --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................      (48,560,964)        (99,825,580)
                                                                                            -------------      --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [419,716 and 11,270,969 shares, respectively] .....................        5,076,950         164,387,179
 Capital shares repurchased [(1,593,313) and (11,378,064) shares, respectively] ........      (19,006,892)       (163,149,822)
                                                                                            -------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......      (13,929,942)          1,237,357
                                                                                            -------------      --------------
TOTAL DECREASE IN NET ASSETS ...........................................................      (62,490,906)        (98,588,223)
NET ASSETS:
 Beginning of period ...................................................................      299,379,519         397,967,742
                                                                                            -------------      --------------
 End of period (a) .....................................................................    $ 236,888,613      $  299,379,519
                                                                                            =============      ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of .....    $      12,770      $       (7,039)
                                                                                            -------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO:

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $97,092,024) (Note 1) ..............     $ 88,563,783
   Short-term investments held as collateral for loaned
    securities ...................................................       15,819,931
   Dividends, interest and other receivables .....................           88,920
   Variation margin receivable on futures contracts (Note 1) .....           24,650
   Deferred organizational costs (Note 1) ........................            3,142
   Receivable for securities sold ................................            2,181
   Other assets ..................................................              106
                                                                       ------------
    Total assets .................................................      104,502,713
                                                                       ------------
 LIABILITIES
   Overdraft payable .............................................          115,519
   Collateral held for loaned securities .........................       15,819,931
   Investment management/advisory fees payable ...................          105,218
   Payable to custodian ..........................................           77,528
   Distribution fees payable--Class IB ...........................           24,350
   Administrative fees payable ...................................           16,544
   Trustees' fees payable ........................................            1,851
   Accrued expenses (Note 1) .....................................            4,966
                                                                       ------------
    Total liabilities ............................................       16,165,907
                                                                       ------------
 NET ASSETS                                                            $ 88,336,806
                                                                       ============
   Net assets were comprised of:
   Paid in capital ...............................................     $ 98,929,031
   Accumulated undistributed net investment income ...............          186,920
   Accumulated undistributed net realized loss ...................       (2,207,877)
   Unrealized depreciation on investments ........................       (8,571,268)
                                                                       ------------
    Net assets, June 30, 2002 ....................................     $ 88,336,806
                                                                       ============
 CLASS IA
   Net asset value, offering and redemption price per share
    $92,318/10,616 shares outstanding (unlimited amount
    authorized: $0.01 par value) (Note 1) ........................     $       8.70
                                                                       ============
 CLASS IB
   Net asset value, offering and redemption price per share
    $88,244,488/10,157,049 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) .................     $       8.69
                                                                       ============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $25 foreign withholding tax) ......    $    551,942
   Interest ............................................          19,496
   Securities lending (net) ............................          56,982
                                                            ------------
    Total income .......................................         628,420
                                                            ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..........................         109,215
   Distribution fees--Class IB .........................         109,149
   Custodian fees ......................................          49,391
   Recoupment fees .....................................          43,168
   Administrative fees .................................          27,975
   Professional fees ...................................          18,101
   Printing and mailing expenses .......................           9,885
   Amortization of deferred organizational expense .....           3,091
   Trustees' fees ......................................             777
   Miscellaneous .......................................             530
                                                            ------------
    Total expenses .....................................         371,282
                                                            ------------
 NET INVESTMENT INCOME .................................         257,138
                                                            ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
    Securities .........................................        (490,635)
   Future contracts ....................................         (58,021)
                                                            ------------
    Net realized loss ..................................        (548,656)
                                                            ------------
   Change in unrealized depreciation on:
    Securities .........................................      (4,304,272)
    Future contracts ...................................        (105,767)
                                                            ------------



      Net change unrealized depreciation ...............      (4,410,039)
                                                            ------------
 NET REALIZED AND UNREALIZED LOSS ......................      (4,958,695)
                                                            ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $ (4,701,557)
                                                            ============


STATEMENT OF CHANGES IN NET ASSETS
                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002*      YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2001
                                                                                           ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    257,138      $     544,162
 Net realized loss on investments ........................................................       (548,656)          (901,926)
 Net change in unrealized appreciation (depreciation) on investments .....................     (4,410,039)         2,216,967
                                                                                             ------------      -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................     (4,701,557)         1,859,203
                                                                                             ------------      -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................           (100)                --
 Class IB ................................................................................        (94,200)          (452,345)
                                                                                             ------------      -------------
                                                                                                  (94,300)          (452,345)
                                                                                             ------------      -------------
 Distributions from net realized capital gains
 Class IA ................................................................................
 Class IB ................................................................................             --                 --
                                                                                                       --           (154,273)
                                                                                             ------------      -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (94,300)          (606,618)
                                                                                             ------------      -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [10,604 and 0 shares, respectively] .................................        100,000                 --
 Capital shares issued in reinvestment of dividends and distributions [12 and 0 shares,
  respectively] ..........................................................................            100                 --
 Capital shares repurchased [(0) and (0) shares, respectively] ...........................             --                 --
                                                                                             ------------      -------------
 Total Class IA transactions .............................................................        100,100                 --
                                                                                             ------------      -------------
 CLASS IB
 Capital shares sold [1,904,839 and 4,106,571 shares, respectively] ......................     17,497,669         36,244,185
 Capital shares issued in reinvestment of dividends and distributions [11,002 and 67,858
  shares, respectively] ..................................................................         94,200            606,618
 Capital shares repurchased [(745,900) and (3,241,860) shares, respectively] .............     (6,761,940)       (28,648,146)
                                                                                             ------------      -------------
 Total Class IB transactions .............................................................     10,829,929          8,202,657
                                                                                             ------------      -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................     10,930,029          8,202,657
                                                                                             ------------      -------------
TOTAL INCREASE IN NET ASSETS .............................................................      6,134,172          9,455,242
NET ASSETS:
 Beginning of period .....................................................................     82,202,634         72,747,392
                                                                                             ------------      -------------
 End of period (a) .......................................................................   $ 88,336,806      $  82,202,634
                                                                                             ============      =============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $    186,920      $      24,082
                                                                                             ------------      -------------

 *     Class IA commenced operations on March 25, 2002.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS


                                                           CLASS IA
                                    -------------------------------------------------------
                                          SIX MONTHS           YEAR ENDED DECEMBER 31,
                                            ENDED         ---------------------------------
                                           JUNE 30,
                                             2002
                                         (UNAUDITED)            2001             2000
                                    --------------------- --------------- -----------------
Net asset value, beginning of
 period ...........................     $     22.83          $   30.61       $   38.01
                                        -----------          ---------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................           (0.02)              0.11            0.12
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................           (3.62)             (7.76)          (5.00)
                                        -----------          ---------       ---------
 Total from investment
  operations ......................           (3.64)             (7.65)          (4.88)
                                        -----------          ---------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............             --#              (0.10)          (0.13)
 Distributions from realized
  gains ...........................              --              (0.03)          (2.39)
                                        -----------          ---------       ---------
 Total dividends and
  distributions ...................             --#              (0.13)          (2.52)
                                        -----------          ---------       ---------
Net asset value, end of period.....     $     19.19          $   22.83       $   30.61
                                        ===========          =========       =========
Total return ......................          (15.93)%(b)        (24.99)%        (13.13)%
                                        ===========          =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................     $ 1,711,154         $2,179,759      $3,285,884
Ratio of expenses to average
 net assets .......................            0.70%(a)           0.69%           0.65%(c)
Ratio of expenses to average
 net assets after fees paid
 indirectly .......................            0.69%(a)            N/A             N/A
Ratio of net investment income
 (loss) to average net assets......           (0.16)%(a)          0.42%           0.35%(c)
Ratio of net investment loss to
 average net assets after
 fees paid indirectly .............           (0.15)%(a)           N/A             N/A
Portfolio turnover rate ...........              54%               195%            151%




                                                      CLASS IA                               CLASS IB
                                    -------------------------------------------- ---------------------------------
                                                                                      SIX MONTHS
                                                                                        ENDED         YEAR ENDED
                                              YEAR ENDED DECEMBER 31,                  JUNE 30,      DECEMBER 31,
                                    --------------------------------------------         2002        -------------
                                         1999           1998           1997          (UNAUDITED)          2001
                                    -------------- -------------- -------------- ------------------- -------------
Net asset value, beginning of
 period ...........................   $   34.15      $   36.22      $   35.85       $     22.72         $  30.46
                                      ---------      ---------      ---------       -----------         --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................        0.12           0.09           0.04             (0.04)            0.03
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................        6.22          (0.28)          3.71             (3.60)           (7.69)
                                      ---------      ----------     ---------       -----------         --------
 Total from investment
  operations ......................        6.34          (0.19)          3.75             (3.64)           (7.66)
                                      ---------      ----------     ---------       -----------         --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............       (0.12)         (0.16)         (0.05)              --#            (0.04)
 Distributions from realized
  gains ...........................       (2.36)         (1.72)         (3.33)               --            (0.03)
                                      ----------     ----------     ----------      -----------         --------
 Total dividends and
  distributions ...................       (2.48)         (1.88)         (3.38)              --#            (0.07)
                                      ----------     ----------     ----------      -----------         --------




Net asset value, end of period.....   $   38.01      $   34.15      $   36.22       $     19.08         $  22.72
                                      ==========     ==========     ==========      ===========         ========
Total return ......................       18.84%          0.29%         10.94%           (16.01)%(b)      (25.18)%
                                      ==========     ==========     ==========      ===========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $4,368,877     $4,346,907     $4,589,771       $   182,486         $219,748
Ratio of expenses to average
 net assets .......................        0.56%          0.56%          0.54%             0.95%(a)         0.94%
Ratio of expenses to average
 net assets after fees paid
 indirectly .......................         N/A            N/A            N/A              0.94%(a)          N/A
Ratio of net investment income
 (loss) to average net assets......        0.33%          0.24%          0.11%            (0.41)%(a)        0.12%
Ratio of net investment loss to
 average net assets after
 fees paid indirectly .............         N/A            N/A            N/A             (0.40)%(a)         N/A
Portfolio turnover rate ...........          87%           105%           123%               54%             195%



                                                           CLASS IB
                                    -------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------
                                           2000           1999         1998         1997
                                    ----------------- ------------ ------------ -----------
Net asset value, beginning of
 period ...........................    $    37.83       $ 34.01      $ 36.13      $ 35.83
                                       ----------       -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................          0.06          0.03          0.01       (0.11)
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions .....................         (4.99)          6.20        (0.29)       3.77
                                       ----------       -------      --------     -------
 Total from investment
  operations ......................         (4.93)          6.23        (0.28)       3.66
                                       ----------       -------      --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............         (0.05)         (0.05)       (0.12)      (0.03)
 Distributions from realized
  gains ...........................         (2.39)         (2.36)       (1.72)      (3.33)
                                       ----------       --------     --------     -------
 Total dividends and
  distributions ...................         (2.44)         (2.41)      (1.84)        (3.36)
                                       ----------       --------     --------     -------
Net asset value, end of period.....    $    30.46       $  37.83     $  34.01    $  36.13
                                       ==========       ========     ========     =======
Total return ......................        (13.35)%        18.55%        0.05%      10.66%
                                       ==========       ========     ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................    $  267,858       $233,265     $153,782     $73,486
Ratio of expenses to average
 net assets .......................          0.90%(c)       0.81%        0.82%       0.81%
Ratio of expenses to average
 net assets after fees paid
 indirectly .......................           N/A            N/A          N/A         N/A
Ratio of net investment income
 (loss) to average net assets......          0.10%(c)       0.07%        0.02%      (0.28)%
Ratio of net investment loss to
 average net assets after
 fees paid indirectly .............           N/A            N/A          N/A         N/A
Portfolio turnover rate ...........           151%            87%         105%        123%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                         CLASS IA
                                  ------------------------------------------------------
                                        SIX MONTHS          YEAR ENDED DECEMBER 31,
                                          ENDED         --------------------------------
                                         JUNE 30,
                                           2002
                                       (UNAUDITED)            2001            2000
                                  --------------------- --------------- ----------------
Net asset value, beginning of
 period .........................        $    15.70          $    17.98       $     26.17
                                         ----------          ----------       -----------
 INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income ..........              0.05                0.12              0.15
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........             (4.22)              (1.97)            (3.82)
                                         ----------          ----------       -----------
 Total from investment
  operations ....................             (4.17)              (1.85)            (3.67)
                                         ----------          ----------       -----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............             (0.01)              (0.11)            (0.15)
 Distributions from realized
  gains .........................               --                (0.32)            (4.37)
                                         ----------          ----------       -----------
 Total dividends and
  distributions .................             (0.01)              (0.43)            (4.52)
                                         ----------          ----------       -----------
Net asset value, end of
 period .........................        $    11.52          $    15.70       $     17.98
                                         ==========          ==========       ===========
Total return ....................            (26.59)% (b)        (10.50)%          (14.03)%
                                         ==========          ==========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................        $6,545,242          $9,577,763       $11,797,888
Ratio of expenses to average
 net assets .....................              0.54%(a)            0.53%             0.47%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................              0.53%(a)             N/A               N/A
Ratio of net investment
 income to average net
 assets .........................              0.63 %(a)           0.67%             0.61%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................              0.64%(a)             N/A               N/A
Portfolio turnover rate .........                52%                 40%               43%



                                                     CLASS IA                                   CLASS 1B
                                  ----------------------------------------------  ------------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED           YEAR ENDED
                                             YEAR ENDED DECEMBER 31,                    JUNE 30,        DECEMBER 31,
                                  ----------------------------------------------          2002         ---------------
                                        1999            1998           1997           (UNAUDITED)            2001
                                  --------------- --------------- -------------- --------------------- ---------------
Net asset value, beginning of
 period .........................   $    24.35      $    21.61      $   18.23           $    15.61          $    17.88
                                    ----------      ----------      ---------           ----------          ----------
 INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income ..........         0.17            0.18           0.14                 0.03                0.07
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........         5.84            5.99           5.12                (4.19)              (1.95)
                                    ----------      ----------      ---------           ----------          ----------
 Total from investment
  operations ....................         6.01            6.17           5.26                (4.16)              (1.88)
                                    ----------      ----------      ---------           ----------          ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............        (0.16)          (0.15)         (0.11)               (0.01)              (0.07)
 Distributions from realized
  gains .........................        (4.03)          (3.28)         (1.77)                  --               (0.32)
                                    ----------      ----------      ---------           ----------          ----------
 Total dividends and
  distributions .................        (4.19)          (3.43)         (1.88)               (0.01)              (0.39)
                                    ----------      ----------      ---------           ----------          ----------
Net asset value, end of
 period .........................   $    26.17      $    24.35      $   21.61           $    11.44          $    15.61
                                    ==========      ==========      =========           ==========          ==========
Total return ....................        25.19%          29.39%         29.40%              (26.68)% (b)        (10.73)%
                                    ==========      ==========      =========           ==========          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................   $14,951,495     $12,061,977     $9,331,994          $1,318,563          $1,831,258
Ratio of expenses to average
 net assets .....................       0.38%           0.39%          0.39%               0.79%(a)             0.78%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................       N/A             N/A            N/A                 0.78%(a)              N/A
Ratio of net investment
 income to average net
 assets .........................       0.65%           0.75%          0.69%              0.38 %(a)             0.43%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................       N/A             N/A            N/A                 0.39%(a)              N/A
Portfolio turnover rate .........         57%             46%            52%                 52%                  40%



                                                         CLASS IB
                                  -------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                        2000           1999          1998         1997
                                  --------------- -------------- ------------ -----------
Net asset value, beginning of
 period .........................      $    26.05   $   24.30     $   21.58     $  18.22
                                       ----------   ---------     ---------     --------
 INCOME FROM
  INVESTMENT OPERATIONS:
 Net investment income ..........            0.08        0.10         0.10          0.10
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........           (3.78)        5.82         6.00         5.11
                                       ----------   ---------     ---------     --------
 Total from investment
  operations ....................           (3.70)        5.92         6.10         5.21
                                       ----------   ---------     ---------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           (0.10)      (0.14)        (0.10)       (0.08)
 Distributions from realized
  gains .........................           (4.37)      (4.03)        (3.28)       (1.77)
                                       ----------   ---------     ---------     --------
 Total dividends and
  distributions .................           (4.47)      (4.17)        (3.38)       (1.85)
                                       ----------   ---------     ---------     --------
Net asset value, end of
 period .........................      $    17.88   $   26.05     $   24.30     $  21.58
                                       ==========   ==========    =========     ========
Total return ....................          (14.25)%      24.88%       29.06%       29.07%
                                       ==========   ==========    =========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................   $1,918,284      $1,642,066     $834,144    $228,780
Ratio of expenses to average
 net assets .....................       0.72%            0.63%        0.64%       0.64%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................        N/A              N/A          N/A         N/A
Ratio of net investment
 income to average net
 assets .........................       0.35%            0.39%        0.44%       0.46%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................        N/A              N/A          N/A         N/A
Portfolio turnover rate .........         43%              57%          46%         52%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                        CLASS IA
                                  -------------------------------------------------------------------------------------
                                       SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                         ENDED        -----------------------------------------------------------------
                                        JUNE 30,
                                          2002
                                      (UNAUDITED)           2001              2000             1999           1998
                                  ------------------- --------------- ------------------- -------------- --------------
Net asset value, beginning of
 period .........................    $     14.78         $   18.50       $     25.16        $   19.46      $   17.29
                                     -----------         ---------       -----------        ---------      ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ........................           0.02              0.02             (0.01)            0.10           0.14
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........          (2.29)            (3.73)            (4.44)            7.25           3.56
                                     -----------         ---------       -----------        ---------      ---------
 Total from investment
  operations ....................          (2.27)            (3.71)            (4.45)            7.35           3.70
                                     -----------         ---------       -----------        ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............             --                --             (0.04)           (0.02)         (0.22)
 Distributions from realized
  gains .........................             --             (0.01)            (2.17)           (1.63)         (1.31)
                                     -----------         ---------       -----------        ---------      ---------
 Total dividends and
  distributions .................             --             (0.01)            (2.21)           (1.65)         (1.53)
                                     -----------         ---------       -----------        ---------      ---------
Net asset value, end of
 period .........................    $     12.51         $   14.78       $     18.50        $   25.16      $   19.46
                                     ===========         =========       ===========        =========      =========
Total return ....................         (15.36)%(b)       (20.08)%          (18.66)%          38.53%         21.80%
                                     ===========         =========       ===========        =========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $   872,043         $1,104,394      $ 1,528,794        $1,869,185     $1,360,220
Ratio of expenses to average
 net assets .....................           0.88%(a)          0.85%             0.78%(c)          0.70%          0.71%
Ratio of net investment
 income to average net
 assets .........................           0.32%(a)          0.12%             (0.03)%(c)        0.45%          0.72%
Portfolio turnover rate .........             23%               45%               53%               93%           105%



                                     CLASS IA
                                  --------------
                                    YEAR ENDED
                                   DECEMBER 31,
                                  --------------
                                       1997
                                  --------------
Net asset value, beginning of
 period .........................   $   16.92
                                    ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ........................        0.17
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........        1.75
                                    ---------
 Total from investment
  operations ....................        1.92
                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............        (0.36)
 Distributions from realized
  gains .........................        (1.19)
                                    ----------
 Total dividends and
  distributions .................        (1.55)
                                    ----------
Net asset value, end of
 period .........................   $    17.29
                                    ==========
Total return ....................        11.66%
                                    ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................   $1,203,867
Ratio of expenses to average
 net assets .....................         0.69%
Ratio of net investment
 income to average net
 assets .........................         0.97%
Portfolio turnover rate .........           57%



                                                                           CLASS IB
                                  ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        JUNE 30,                             YEAR ENDED DECEMBER 31,
                                          2002        ----------------------------------------------------------------------
                                      (UNAUDITED)          2001             2000            1999         1998        1997
                                  ------------------- ------------- ------------------- ------------ ----------- -----------
Net asset value, beginning of
 period .........................      $  14.64         $  18.36       $     25.05        $ 19.41      $ 17.27     $ 16.91
                                       --------         --------       -----------        -------      -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ........................            --#           (0.01)            (0.01)          0.03         0.08        0.12
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........         (2.27)           (3.72)            (4.47)          7.24         3.56        1.76
                                       --------         --------       -----------        -------      -------     -------
 Total from investment
  operations ....................         (2.27)           (3.71)            (4.48)          7.27         3.64        1.88
                                       --------         --------       -----------        -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           --                --             (0.04)             --       (0.19)      (0.33)
 Distributions from realized
  gains .........................           --             (0.01)            (2.17)          (1.63)      (1.31)      (1.19)
                                       --------         --------       -----------        --------     -------     -------
 Total dividends and
  distributions .................           --             (0.01)            (2.21)          (1.63)      (1.50)      (1.52)
                                       --------         --------       -----------        --------     -------     -------
Net asset value, end of
 period .........................      $  12.37         $  14.64       $     18.36        $  25.05     $ 19.41     $ 17.27
                                       ========         ========       ===========        ========     =======     =======
Total return ....................     (15.45)%(b)         (20.28)%          (18.86)%         38.17%      21.50%      11.38%
                                      =========         ========       ===========        ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $171,597           $195,530       $   198,482        $121,052     $47,982     $21,520
Ratio of expenses to average
 net assets .....................       1.13%(a)           1.10%            1.03%(c)         0.95%        0.96%      0.97%
Ratio of net investment
 income to average net
 assets .........................       0.07%(a)         (0.12)%          (0.28)%(c)         0.16%        0.41%      0.67%
Portfolio turnover rate .........          23%               45%              53%              93%         105%        57%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                            CLASS IA
                                  --------------------------------------------------------------------------------------------
                                       SIX MONTHS                              YEAR ENDED DECEMBER 31,
                                          ENDED        -----------------------------------------------------------------------
                                        JUNE 30,
                                          2002
                                       (UNAUDITED)           2001           2000           1999          1998         1997
                                  -------------------- --------------- -------------- -------------- ------------ ------------
Net asset value, beginning of
 period .........................       $    16.56          $    17.70     $   18.24      $   16.99    $ 15.38      $ 13.01
                                        ----------          ----------     ---------      ---------    -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........             0.10                0.19          0.17           0.06       0.06         0.15
 Net realized and
  unrealized gain (loss) on
  investments ...................            (2.14)              (0.44)         1.35           3.05       3.08         3.30
                                        ----------          ----------     ---------      ---------    -------      -------
 Total from investment
  operations ....................            (2.04)              (0.25)         1.52           3.11       3.14         3.45
                                        ----------          ----------     ---------      ---------    -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............            (0.01)              (0.17)         (0.16)         (0.05)     (0.05)       (0.15)
 Distributions from realized
  gains .........................               --               (0.72)         (1.90)         (1.81)     (1.48)       (0.93)
                                        ----------          ----------     ----------     ----------   --------     --------
 Total dividends and
  distributions .................            (0.01)              (0.89)         (2.06)         (1.86)     (1.53)       (1.08)
                                        ----------          ----------     ----------     ----------   --------     --------
Net asset value, end of
 period .........................       $    14.51          $    16.56     $    17.70     $    18.24   $  16.99     $  15.38
                                        ==========          ==========     ==========     ==========   ========     ========
Total return ....................           (12.33)%(b)          (1.30)%         8.95%         18.66%     20.86%       26.90%
                                        ==========          ==========     ==========     ==========   ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................       $1,366,440        $1,568,312      $1,418,245      $1,241,619    $877,744    $555,059
Ratio of expenses to average
 net assets .....................           0.63%(a)          0.63%           0.61%          0.57%        0.58%        0.58%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................           0.63%(a)           N/A             N/A            N/A          N/A          N/A
Ratio of net investment
 income to average net
 assets .........................           1.28%(a)          1.08%           0.92%          0.33%        0.38%        0.99%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................           1.28%(a)           N/A             N/A            N/A          N/A          N/A
Portfolio turnover rate .........             32%              81%             57%            70%          74%          79%



                                                                          CLASS IB
                                  -----------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                                                  MAY 1,
                                        JUNE 30,                    YEAR ENDED DECEMBER 31,                    1997* TO
                                          2002        ----------------------------------------------------   DECEMBER 31,
                                      (UNAUDITED)          2001         2000         1999         1998           1997
                                  ------------------- ------------- ------------ ------------ ------------ ----------------
Net asset value, beginning of
 period .........................      $  16.47          $  17.61     $  18.16     $  16.95      $ 15.36        $ 13.42
                                       --------          --------     --------     --------      -------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........          0.08              0.13         0.13         0.01         0.03           0.05
 Net realized and
  unrealized gain (loss) on
  investments ...................         (2.13)            (0.42)        1.34         3.04         3.07           2.91
                                       --------          --------     --------     --------      -------        -------
 Total from investment
  operations ....................         (2.05)            (0.29)        1.47         3.05         3.10           2.96
                                       --------          --------     --------     --------      -------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............         (0.01)            (0.13)       (0.12)       (0.03)       (0.03)         (0.09)
 Distributions from realized
  gains .........................            --             (0.72)       (1.90)       (1.81)       (1.48)         (0.93)
                                       --------          --------     --------     --------      -------        -------
 Total dividends and
  distributions .................         (0.01)            (0.85)       (2.02)       (1.84)       (1.51)         (1.02)
                                       --------          --------     --------     --------      -------        -------
Net asset value, end of
 period .........................      $  14.41          $  16.47     $  17.61     $  18.16      $ 16.95        $ 15.36
                                       ========          ========     ========     ========      =======        =======
Total return ....................        (12.46)%(b)        (1.52)%       8.68%       18.37%       20.56%         22.41%(b)
                                      =========          ========     ========     ========      =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................      $671,521           $673,499     $464,600     $261,663     $120,558        $32,697
Ratio of expenses to average
 net assets .....................       0.88%(a)            0.88%        0.86%        0.82%        0.83%          0.83%(a)
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................       0.88%(a)             N/A          N/A          N/A          N/A            N/A
Ratio of net investment
 income to average net
 assets .........................       1.03%(a)            0.83%        0.71%        0.06%        0.17%          0.43%(a)
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................       1.03%(a)             N/A          N/A          N/A          N/A            N/A
Portfolio turnover rate .........         32%                81%          57%          70%          74%            79%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                        CLASS IA
                                  -------------------------------------------------------------------------------------
                                       SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                          ENDED        ----------------------------------------------------------------
                                        JUNE 30,
                                          2002
                                       (UNAUDITED)           2001            2000             1999            1998
                                  -------------------- --------------- --------------- ----------------- --------------
Net asset value, beginning of
 period .........................    $     16.42          $   19.17       $   22.57        $  19.87        $   18.55
                                     -----------          ---------       ---------        --------        ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........           0.16               0.38            0.42            0.37             0.41
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........          (1.82)             (2.77)          (1.99)           4.83             3.03
                                     -----------          ---------       ---------        --------        ---------
 Total from investment
  operations ....................          (1.66)             (2.39)          (1.57)           5.20             3.44
                                     -----------          ---------       ---------        --------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............          (0.01)             (0.36)          (0.40)          (0.35)           (0.41)
 Distributions from realized
  gains .........................             --                 --           (1.43)          (2.15)           (1.71)
                                     -----------          ---------       ---------        --------        ---------
 Total dividends and
  distributions .................          (0.01)             (0.36)          (1.83)          (2.50)           (2.12)
                                     -----------          ---------       ---------        --------        ---------
Net asset value, end of
 period .........................    $     14.75          $   16.42       $   19.17        $  22.57        $   19.87
                                     ===========          =========       =========        ========        =========
Total return ....................         (10.12)%(b)        (12.43)%         (6.71)%         26.58%           19.13%
                                     ===========          =========       =========        ========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $ 1,524,289          $1,836,200      $2,293,353       $2,495,787      $1,963,074
Ratio of expenses to average
 net assets .....................       0.64%(a)             0.63%           0.60%           0.53%(d)         0.55%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................       0.64%(a)              N/A             N/A             N/A               N/A
Ratio of net investment
 income to average net
 assets .........................       1.91%(a)             2.07%           1.89%           1.71%(d)         2.10%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................       1.91%(a)              N/A             N/A             N/A               N/A
Portfolio turnover rate .........         97%                 170%             80%             98%             102%



                                     CLASS IA
                                  --------------
                                    YEAR ENDED
                                   DECEMBER 31,
                                  --------------
                                       1997
                                  --------------
Net asset value, beginning of
 period .........................   $   17.20
                                    ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........        0.41
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........        2.43
                                    ---------
 Total from investment
  operations ....................        2.84
                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............       (0.46)
 Distributions from realized
  gains .........................       (1.03)
                                    ---------
 Total dividends and
  distributions .................       (1.49)
                                    ---------
Net asset value, end of
 period .........................   $   18.55
                                    =========
Total return ....................       16.87%
                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................   $1,630,389
Ratio of expenses to average
 net assets .....................       0.57%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................        N/A
Ratio of net investment
 income to average net
 assets .........................       2.18%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................        N/A
Portfolio turnover rate .........        121%



                                                                         CLASS IB
                                  --------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         JUNE 30,                           YEAR ENDED DECEMBER 31,
                                           2002         ----------------------------------------------------------------
                                       (UNAUDITED)           2001          2000         1999         1998        1997
                                  --------------------- ------------- ------------- ------------ ----------- -----------
Net asset value, beginning of
 period .........................     $     16.37         $  19.10       $ 22.51      $ 19.84      $ 18.52     $ 17.19
                                      -----------         --------       -------      -------      -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........            0.13             0.35          0.36         0.31         0.36        0.36
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........           (1.80)           (2.76)        (1.99)        4.82         3.03        2.43
                                      -----------         --------       -------      -------      -------     -------
 Total from investment
  operations ....................           (1.67)           (2.41)        (1.63)        5.13         3.39        2.79
                                      -----------         --------       -------      -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           (0.01)           (0.32)        (0.35)       (0.31)       (0.36)      (0.43)
 Distributions from realized
  gains .........................              --               --         (1.43)       (2.15)       (1.71)      (1.03)
                                      -----------         --------       -------      -------      -------     -------
 Total dividends and
  distributions .................           (0.01)           (0.32)        (1.78)       (2.46)       (2.07)      (1.46)
                                      -----------         --------       -------      -------      -------     -------
Net asset value, end of
 period .........................     $     14.69         $  16.37       $ 19.10      $ 22.51      $ 19.84     $ 18.52
                                      ===========         ========       =======      =======      =======     =======
Total return ....................          (10.22)%(b)      (12.59)%       (6.94)%      26.27%       18.83%      16.58%
                                      ===========         ========       =======      =======      =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................     $   290,745         $325,151       $326,220     $202,850     $92,027     $35,730
Ratio of expenses to average
 net assets .....................         0.89%(a)          0.88%          0.85%        0.78%        0.80%       0.82%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................         0.89%(a)           N/A            N/A          N/A          N/A         N/A
Ratio of net investment
 income to average net
 assets .........................         1.66%(a)          2.06%          1.64%        1.44%        1.85%       1.88%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly .....................         1.66%(a)           N/A            N/A          N/A          N/A         N/A
Portfolio turnover rate .........           97%              170%           80%          98%          102%        121%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                       CLASS IA
                                  ----------------------------------------------------------------------------------
                                      SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                        ENDED       ----------------------------------------------------------------
                                       JUNE 30,
                                         2002
                                     (UNAUDITED)        2001         2000         1999         1998         1997
                                  ----------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
 period .........................    $    9.88         $   9.46     $  9.18     $   9.67     $  9.44       $  9.29
                                     ---------         --------     -------     --------     -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........         0.18             0.37        0.55         0.50        0.50          0.53
 Net realized and
  unrealized gain (loss) on
  investments ...................         0.16             0.41        0.30        (0.49)       0.21          0.13
                                     ---------         --------     -------      --------    -------       -------
 Total from investment
  operations ....................         0.34             0.78        0.85         0.01        0.71          0.66
                                     ---------         --------     -------      --------    -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           --            (0.36)      (0.56)       (0.50)      (0.48)        (0.51)
 Tax return of capital
  distributions .................           --               --       (0.01)          --          --            --
                                     ---------         --------     -------     --------    --------      --------
 Total dividends and
  distributions .................           --            (0.36)      (0.57)       (0.50)      (0.48)        (0.51)
                                     ---------         --------     -------     --------    --------      --------
Net asset value, end of
 period .........................        10.22             9.88     $  9.46     $   9.18    $   9.67       $  9.44
                                     =========         ========     =======     ========    ========      ========
Total return ....................         3.44%(b)         8.23%       9.27%        0.02%       7.74%         7.29%
                                     =========         ========     =======     ========    ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $ 283,183         $241,071     $142,822    $156,864     $153,383     $115,114
Ratio of expenses to average
 net assets .....................         0.58%(a)         0.62%       0.58%        0.55%       0.55%         0.55%
Ratio of net investment
 income to average net
 assets .........................         3.66%(a)         4.84%       5.83%        5.16%       5.21%         5.61%
Portfolio turnover rate .........          326%             463%        541%         408%        539%          285%



                                                                        CLASS IB
                                  ------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                       JUNE 30,                          YEAR ENDED DECEMBER 31,
                                         2002       ------------------------------------------------------------------
                                     (UNAUDITED)        2001         2000        1999         1998          1997
                                  ----------------- ------------ ----------- ------------ ----------- ----------------
Net asset value, beginning of
 period .........................    $    9.83         $  9.43     $ 9.15      $  9.66      $  9.43       $    9.27
                                     ---------         -------     ------      -------      -------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........         0.17            0.35       0.52         0.47         0.47            0.32
 Net realized and
  unrealized gain (loss) on
  investments ...................         0.16            0.39       0.31        (0.49)        0.22            0.22
                                     ---------         -------     ------      -------      -------       ---------
 Total from investment
  operations ....................         0.33            0.74       0.83        (0.02)        0.69            0.54
                                     ---------         -------     ------      -------      -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           --           (0.34)     (0.54)       (0.49)       (0.46)          (0.38)
 Tax return of capital
  distributions .................           --              --      (0.01)          --           --              --
                                     ---------         -------    -------      -------      -------        --------
 Total dividends and
  distributions .................           --           (0.34)     (0.55)       (0.49)       (0.46)          (0.38)
                                     ---------         -------    -------      -------      -------        --------
Net asset value, end of
 period .........................    $   10.16         $  9.83    $  9.43      $  9.15      $  9.66        $   9.43
                                     =========         =======    =======      =======      =======        ========
Total return ....................         3.36%(b)        7.98%      8.99%       (0.23)%       7.48%           5.83%(b)
                                     =========         =======    =======      =======      =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $ 289,942       $204,870     $71,267      $45,911      $30,898         $5,052
Ratio of expenses to average
 net assets .....................         0.83%(a)        0.87%      0.83%         0.80%       0.80%           0.81%(a)
Ratio of net investment
 income to average net
 assets .........................         3.41%(a)        4.59%      5.55%         4.91%       4.87%           5.15%(a)
Portfolio turnover rate .........          326%            463%       541%          408%        539%            285%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                            CLASS IA
                                  --------------------------------------------------------------------------------------------
                                     SIX MONTHS                              YEAR ENDED DECEMBER 31,
                                        ENDED      ---------------------------------------------------------------------------
                                      JUNE 30,
                                        2002
                                     (UNAUDITED)        2001              2000             1999         1998          1997
                                  ---------------- ------------- --------------------- ------------ ------------ -------------
Net asset value, beginning of
 period .........................   $   8.03           $ 10.62       $     15.03         $ 11.13      $ 10.27       $ 11.50
                                    --------          --------       -----------         -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ........................       0.05              0.02             (0.01)           0.08         0.09          0.10
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........       0.18             (2.42)            (3.33)           4.07         0.97         (0.45)
                                    --------          --------       -----------         -------      -------       -------
 Total from investment
  operations ....................       0.23             (2.40)            (3.34)           4.15         1.06         (0.35)
                                    --------          --------       -----------         -------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............         --                 --            (0.05)             --        (0.20)       (0.32)
 Distributions from realized
  gains .........................         --             (0.19)            (1.02)          (0.25)        0.00        (0.56)
                                    --------          --------       -----------         -------     --------      -------
 Total dividends and
  distributions .................         --             (0.19)            (1.07)          (0.25)       (0.20)       (0.88)
                                    --------          --------       -----------         -------     --------      -------
Net asset value, end of
 period .........................   $   8.26          $   8.03       $     10.62         $ 15.03     $  11.13      $ 10.27
                                    ========          ========       ===========         =======     ========      =======
Total return ....................       2.86%(b)        (22.88)%          (22.77)%         37.31%       10.57%       (2.98)%
                                    ========          ========       ===========         =======     ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................   $169,269          $167,610        $   228,325        $268,541    $204,767      $190,611
Ratio of expenses to average
 net assets .....................     1.10%(a)          1.10%            1.16%(c)          1.08%       1.06%         1.08%
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................     1.10%(a)           N/A              N/A               N/A         N/A           N/A
Ratio of net investment
 income to average net
 assets .........................     1.32%(a)          0.17%           (0.03)%(c)         0.70%       0.81%         0.83%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly . ...................     1.32%(a)           N/A              N/A               N/A         N/A           N/A
Portfolio turnover rate .........       32%              77%              80%              152%         59%           59%



                                                                            CLASS IB
                                  ---------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,                               YEAR ENDED DECEMBER 31,
                                        2002       ----------------------------------------------------------------------------
                                     (UNAUDITED)        2001             2000            1999        1998           1997
                                  ---------------- ------------- ------------------- ----------- ----------- ------------------
Net asset value, beginning of
 period .........................   $    7.94         $   10.55      $     14.96       $ 11.11    $ 10.26        $    11.39
                                    ---------         ---------      -----------       -------    -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ........................        0.04                --#           (0.01)         0.04       0.05               0.02
 Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions .........        0.17              (2.42)          (3.33)         4.06       0.98             (0.31)
                                    ---------          ---------      ----------       -------    -------        ----------
 Total from investment
  operations ....................        0.21              (2.42)          (3.34)         4.10       1.03             (0.29)
                                    ---------          ---------      ----------       -------    -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............          --                 --           (0.05)           --      (0.18)            (0.28)
 Distributions from realized
  gains .........................          --              (0.19)          (1.02)        (0.25)        --             (0.56)
                                    ---------          ---------      ----------       -------    -------        ----------
 Total dividends and
  distributions .................          --              (0.19)          (1.07)        (0.25)     (0.18)            (0.84)
                                    ---------          ---------      ----------       -------    -------        ----------
Net asset value, end of
 period .........................   $    8.15          $    7.94      $    10.55       $ 14.96    $ 11.11        $    10.26
                                    =========          =========      ==========       =======    =======        ==========
Total return ....................        2.64%(b)         (23.23)%        (22.86)%       36.90%     10.30%            (2.54)%(b)
                                  ===========          =========      ==========       =======    =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $44,900           $  36,054      $    37,171       $18,977    $7,543         $    3,286
Ratio of expenses to average
 net assets .....................      1.35%(a)           1.35%          1.41%(c)         1.33%     1.31%            1.38%(a)
Ratio of expenses to average
 net assets after fees paid
 indirectly .....................      1.35%(a)            N/A            N/A             N/A        N/A              N/A
Ratio of net investment
 income to average net
 assets .........................      1.07%(a)          (0.08)%        (0.28)%(c)        0.36%     0.44%            0.20%(a)
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly . ...................      1.07%(a)            N/A            N/A             N/A        N/A              N/A
Portfolio turnover rate .........       32%                77%            80%             152%       59%              59%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                       CLASS IA
                                  ----------------------------------------------------------------------------------
                                      SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                        ENDED       ----------------------------------------------------------------
                                       JUNE 30,
                                         2002
                                     (UNAUDITED)        2001         2000         1999         1998         1997
                                  ----------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
 period .........................    $   10.37        $ 10.33      $  10.28     $ 10.22     $  10.18      $ 10.17
                                     ---------        -------      --------     -------     --------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........         0.08           0.39          0.64        0.51         0.53         0.54
 Net realized and
  unrealized gain (loss) on
  investments ...................         0.01             --+           --          --           --           --
                                     ---------        -------      --------     -------     --------      -------
 Total from investment
  operations ....................         0.09           0.39          0.64        0.51         0.53         0.54
                                     ---------        -------      --------     -------     --------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............           --           0.35         (0.59)      (0.45)       (0.49)       (0.53)
                                     ---------        -------      --------     -------     --------      -------
Net asset value, end of
 period .........................    $   10.46        $ 10.37      $  10.33     $ 10.28     $  10.22      $ 10.18
                                     =========        =======      ========     =======     ========      =======
Total return ....................         0.77%(b)       3.82%        0.64%        4.96%        5.34%        5.42%
                                     =========        =======      ========     =======     ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $ 861,549        $860,719     $893,097     $883,988     $723,311     $449,960
Ratio of expenses to average
 net assets .....................       0.39%(a)        0.40%        0.40%        0.37%        0.37%        0.39%
Ratio of net investment
 income to average net
 assets .........................       1.62%(a)        3.80%        6.02%        4.91%        5.13%        5.28%



                                                                         CLASS IB
                                  --------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED
                                        JUNE 30,                            YEAR ENDED DECEMBER 31,
                                          2002         -----------------------------------------------------------------
                                       (UNAUDITED)          2001          2000         1999         1998         1997
                                  -------------------- -------------- ------------ ------------ ------------ -----------
Net asset value, beginning of
 period .........................      $   10.32          $   10.28      $  10.25    $  10.21      $ 10.17     $ 10.16
                                       ---------         ----------      --------    --------      -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........           0.07               0.31         0.61         0.49         0.49        0.52
 Net realized and
  unrealized gain (loss) on
  investments ...................             --               0.06+       (0.01)       (0.01)        0.02          --
                                       ---------         ----------     --------     --------      -------     -------
 Total from investment
  operations ....................           0.07               0.37         0.60         0.48         0.51        0.52
                                       ---------         ----------     --------     --------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............             --              (0.33)      (0.57)        (0.44)       (0.47)      (0.51)
                                       ---------         ----------     --------     --------      -------    --------
Net asset value, end of
 period .........................      $  10.39          $    10.32      $ 10.28     $  10.25      $ 10.21     $ 10.17
                                       =========         ==========     ========     ========      =======    ========
Total return ....................          0.68%(b)            3.63%        5.99%        4.71%        5.08%       5.16%
                                       =========         ==========     ========     ========      =======    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................      $1,089,523        $1,155,159     $677,333     $559,713     $386,718    $123,675
Ratio of expenses to average
 net assets .....................         0.64%(a)           0.65%        0.65%        0.62%        0.62%       0.63%
Ratio of net investment
 income to average net
 assets .........................         1.37%(a)           3.38%        5.78%        4.68%        4.82%       5.02%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                       CLASS IA
                                        ----------------------------------------------------------------------
                                             SIX MONTHS                                         MAY 1,
                                               ENDED                                             1999*
                                              JUNE 30,        YEAR ENDED DECEMBER 31,             TO
                                                2002        ---------------------------        DECEMBER
                                            (UNAUDITED)          2001          2000            31, 1999
                                        ------------------- ------------- ------------- ----------------------
Net asset value, beginning of
 period ...............................      $  7.35          $  9.65       $ 11.87         $     10.00
                                             -------          -------       -------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss) .........        (0.01)           (0.01)        (0.01)               0.02
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions........        (1.55)           (2.29)        (2.14)               1.89
                                             -------          -------       -------         -----------
 Total from investment
  operations ..........................        (1.56)           (2.30)        (2.15)               1.91
                                             -------          -------       -------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..............................           --               --            --               (0.01)
 Distributions from realized
  gains ...............................           --               --#        (0.07)              (0.03)
                                             -------          -------       -------         -----------
 Total dividends and
  distributions .......................           --               --         (0.07)              (0.04)
                                             -------          -------       -------         -----------
Net asset value, end of period ........      $  5.79          $  7.35       $  9.65         $     11.87
                                             =======          =======       =======         ===========
Total return ..........................       (21.22)%(b)      (23.83)%      (18.15)%             19.14%(b)
                                             =======          =======       =======         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....     $27,364          $39,076        $49,284         $    28,834
Ratio of expenses to average net
 assets after waivers .................     0.90%(a)           0.90%          0.90%          0.90%(a)(c)
Ratio of expenses to average net
 assets after waivers and fees
 paid indirectly ......................     0.89%(a)            N/A           N/A                N/A
Ratio of expenses to average net
 assets before waivers (Note 6)........     0.97%(a)           0.96%          0.94%           1.12%(a)(c)
Ratio of net investment income
 (loss) to average net assets after
 waivers ..............................    (0.26)%(a)        (0.15)%        (0.12)%            0.45%(a)(c)
Ratio of net investment loss to
 average net assets after waivers
 and fees paid indirectly .............    (0.25)%(a)           N/A           N/A                N/A
Ratio of net investment income
 (loss) to average net assets
 before waivers (Note 6) ..............    (0.33)%(a)        (0.21)%        (0.16)%             0.23%(a)(c)
Portfolio turnover rate ...............        47%              140%           127%                29%
 Effect of voluntary expense
  limitation during the period:
  (Note 6)
  Per share benefit to net
   investment income ..................   $       --#        $   --#       $    --            $      0.01



                                                                         CLASS IB
                                        --------------------------------------------------------------------------
                                             SIX MONTHS                                            MAY 1,
                                               ENDED                                                1999*
                                              JUNE 30,         YEAR ENDED DECEMBER 31,               TO
                                                2002        -----------------------------         DECEMBER
                                            (UNAUDITED)          2001           2000              31, 1999
                                        ------------------- ------------- --------------- ------------------------
Net asset value, beginning of
 period ...............................      $   7.31         $   9.62       $   11.86         $     10.00
                                             --------         --------       ---------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss) .........         (0.02)           (0.03)          (0.03)               0.01
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions........         (1.54)           (2.28)          (2.14)               1.89
                                             --------         --------       ---------         -----------
 Total from investment
  operations ..........................         (1.56)           (2.31)          (2.17)               1.90
                                             --------         --------       ---------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..............................            --               --               --              (0.01)
 Distributions from realized
  gains ...............................            --               --#          (0.07)              (0.03)
                                             --------         --------       ---------         -----------
 Total dividends and
  distributions .......................            --               --           (0.07)              (0.04)
                                             --------         --------       ---------         -----------
Net asset value, end of period ........      $   5.75         $   7.31       $    9.62         $     11.86
                                             ========         ========       =========         ===========
Total return ..........................        (21.20)%(b)      (24.01)%        (18.34)%             18.97%(b)
                                             ========         ========       =========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....      $698,860          $924,331        $1,341,788        $   451,323
Ratio of expenses to average net
 assets after waivers .................          1.15%(a)          1.15%           1.15%         1.15%(a)(c)
Ratio of expenses to average net
 assets after waivers and fees
 paid indirectly ......................          1.14%(a)          N/A            N/A                N/A
Ratio of expenses to average net
 assets before waivers (Note 6)........          1.22%(a)          1.21%           1.19%         1.37%(a)(c)
Ratio of net investment income
 (loss) to average net assets after
 waivers ..............................         (0.51)%(a)        (0.40)%         (0.37)%         0.20%(a)(c)
Ratio of net investment loss to
 average net assets after waivers
 and fees paid indirectly .............         (0.50)%(a)         N/A            N/A                N/A
Ratio of net investment income
 (loss) to average net assets
 before waivers (Note 6) ..............         (0.58)%(a)        (0.46)%         (0.40)%        (0.02)%(a)(c)
Portfolio turnover rate ...............             47%              140%            127%            29%
 Effect of voluntary expense
  limitation during the period:
  (Note 6)
  Per share benefit to net
   investment income ..................      $     --#         $      --#     $       --         $      0.01


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                            SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                               ENDED      ----------------------------------------------------------------
                                             JUNE 30,
                                               2002
                                            (UNAUDITED)       2001         2000         1999         1998         1997
                                         ---------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period        $  9.81          $   9.55     $   9.11      $   9.84    $  9.74      $  9.49
                                            -------          --------     --------      --------    -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .................       0.18               0.57        0.60          0.54       0.55         0.60
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions ........         --#              0.22        0.44         (0.74)      0.28         0.24
                                            -------           --------    --------      --------    -------      -------
 Total from investment
 operations ............................       0.18               0.79        1.04         (0.20)      0.83         0.84
                                            -------           --------    --------      --------    -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...............................      (0.02)             (0.53)      (0.60)        (0.50)      (0.53)       (0.59)
 Distributions from realized gains......         --                 --          --         (0.03)      (0.20)          --
                                            -------           --------    --------      --------    --------     --------
 Total dividends and distributions......      (0.02)             (0.53)      (0.60)        (0.53)      (0.73)       (0.59)
                                            -------           --------    --------      --------    --------     --------
Net asset value, end of period .........    $  9.97           $   9.81    $   9.55      $   9.11    $   9.84      $  9.74
                                            =======           ========    ========      ========    ========     ========
Total return ...........................       1.79%(b)           8.28%      11.48%        (2.00)%      8.69%        9.14%
                                            =======           ========    ========      ========    ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......   $319,800           $309,097     $553,109      $329,895      $322,418     $203,233
Ratio of expenses to average net
 assets ................................       0.61%(a)          0.60%       0.59%        0.56%         0.57%        0.57%
Ratio of net investment income to
 average net assets ....................       3.65%(a)          5.31%       6.34%        5.64%         5.48%        6.19%
Portfolio turnover rate ................        303%              301%        282%         147%          194%         374%



                                                                        CLASS IB
                                         ----------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                               JUNE 8,
                                             JUNE 30,          YEAR ENDED DECEMBER 31,            1998* TO
                                               2002       ----------------------------------    DECEMBER 31,
                                            (UNAUDITED)      2001       2000        1999            1998
                                         ---------------- ---------- ---------- ------------ ------------------
Net asset value, beginning of period        $ 9.77          $  9.52   $ 9.09      $ 9.84          $ 9.90
                                            ------          -------   ------      ------          ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .................      0.17             0.51     0.57        0.52            0.25
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions ........      0.01             0.25     0.45       (0.75)           0.14
                                            ------          -------   ------      ------          ------
 Total from investment
 operations ............................      0.18             0.76     1.02       (0.23)           0.39
                                            ------          -------   ------      ------          ------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...............................     (0.02)           (0.51)   (0.59)      (0.49)          (0.25)
 Distributions from realized gains......        --               --       --       (0.03)          (0.20)
                                            ------          -------   ------      ------          ------
 Total dividends and distributions......     (0.02)           (0.51)   (0.59)      (0.52)          (0.45)
                                            ------          -------   ------      ------          ------
Net asset value, end of period .........    $ 9.93          $  9.77   $ 9.52      $ 9.09          $ 9.84
                                            ======          =======   ======      ======          ======
Total return ...........................      1.69 %(b)        8.04%   11.28       (2.25)%          4.05%(b)
                                            ======          =======   ======      ======          ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......   $93,990         $46,843    $9,159     $1,094         $   10
Ratio of expenses to average net
 assets ................................       0.86%(a)        0.85%    0.84%        0.81%          0.81%(a)
Ratio of net investment income to
 average net assets ....................       3.40%(a)        4.97%    5.98%        5.39%          5.06%(a)
Portfolio turnover rate ................        303%            301%     282%         147%           194%

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                       CLASS IA
                              ------------------------------------------------------------------------------------------
                                   SIX MONTHS                                                                MAY 1,
                                     ENDED                                                                    1997*
                                    JUNE 30,                     YEAR ENDED DECEMBER 31,                       TO
                                      2002        -----------------------------------------------------   DECEMBER 31,
                                  (UNAUDITED)          2001         2000         1999          1998           1997
                              ------------------- ------------- ------------ ------------ ------------- ----------------
Net asset value,
 beginning of period ........    $     12.90        $  15.06      $ 15.11      $ 11.82       $ 12.35       $   10.00
                                 -----------        --------      -------      -------       -------       ---------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss) .............          (0.04)          (0.06)       (0.07)       (0.05)         0.01            0.01
 Net realized and
  unrealized gain
  (loss) on
  investments ...............          (2.11)          (1.89)        1.99         3.34         (0.54)           2.65
                                 -----------        --------      -------      -------       -------       ---------
 Total from investment
  operations ................          (2.15)          (1.95)        1.92         3.29         (0.53)           2.66
                                 -----------        --------      -------      -------       -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .........             --              --           --           --            --           (0.01)
 Distributions from
  realized gains ............             --           (0.21)       (1.97)          --            --           (0.30)
                                 -----------        --------      -------      -------       -------       ---------
 Total dividends and
  distributions .............             --           (0.21)       (1.97)          --            --           (0.31)
                                 -----------        --------      -------      -------       -------       ---------
Net asset value, end of
 period .....................    $     10.75        $  12.90      $ 15.06      $ 15.11       $ 11.82       $   12.35
                                 ===========        ========      =======      =======       =======       =========
Total return ................         (16.67)%(b)     (13.03)%      14.12%       27.75%        (4.28)%         26.74%(b)
                                 ===========        ========      =======      =======       =======       =========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) .............    $   385,436        $461,312      $501,596     $241,000      $198,360      $  94,676
Ratio of expenses to
 average net assets .........       0.82%(a)          0.81%         0.84%        0.95%         0.96%         0.95%(a)
Ratio of expenses to
 average net assets
 after fees paid
 indirectly .................       0.81%(a)           N/A           N/A          N/A          N/A            N/A
Ratio of net investment
 income (loss) to
 average net assets .........      (0.62)%(a)        (0.49)%       (0.37)%      (0.40)%        0.08%         0.10%(a)
Ratio of net investment
 loss to average net
 assets after fees paid
 indirectly .................      (0.61)%(a)          N/A           N/A          N/A          N/A            N/A
Portfolio turnover rate .....          53%            110%           142%         221%         94%            96%



                                                                        CLASS IB
                              --------------------------------------------------------------------------------------------
                                   SIX MONTHS                                                                 MAY 1,
                                     ENDED                                                                     1997*
                                    JUNE 30,                     YEAR ENDED DECEMBER 31,                        TO
                                      2002        -----------------------------------------------------    DECEMBER 31,
                                  (UNAUDITED)          2001         2000         1999          1998            1997
                              ------------------- ------------- ------------ ------------ ------------- ------------------
Net asset value,
 beginning of period ........    $     12.75        $  14.92      $ 15.03      $ 11.79       $ 12.34       $    10.00
                                 -----------        --------      -------      -------       -------       ----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss) .............          (0.05)          (0.08)       (0.11)       (0.08)        (0.02)           (0.01)
 Net realized and
  unrealized gain
  (loss) on
  investments ...............          (2.09)          (1.88)        1.97         3.32         (0.53)            2.65
                                 -----------        --------      -------      -------       -------       ----------
 Total from investment
  operations ................          (2.14)          (1.96)        1.86         3.24         (0.55)            2.64
                                 -----------        --------      -------      -------       -------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .........             --              --           --           --            --               --
 Distributions from
  realized gains ............             --           (0.21)       (1.97)          --            --            (0.30)
                                 -----------        --------      -------      -------       -------       ----------
 Total dividends and
  distributions .............             --           (0.21)       (1.97)          --            --            (0.30)
                                 -----------        --------      -------      -------       -------       ----------
Net asset value, end of
 period .....................    $     10.61        $  12.75      $ 14.92      $ 15.03       $ 11.79       $    12.34
                                 ===========        ========      =======      =======       =======       ==========
Total return ................         (16.78)%(b)     (13.28)%      13.78%       27.46%        (4.44)%          26.57%(b)
                                 ===========        ========      =======      =======       =======       ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) .............    $   348,316        $387,833      $360,635     $162,331      $112,254      $   46,324
Ratio of expenses to
 average net assets .........        1.07%(a)         1.06%         1.09%        1.20%         1.20%           1.15%(a)
Ratio of expenses to
 average net assets
 after fees paid
 indirectly .................        1.06%(a)          N/A           N/A          N/A           N/A             N/A
Ratio of net investment
 income (loss) to
 average net assets .........       (0.87)%(a)       (0.74)%       (0.62)%      (0.65)%       (0.17)%         (0.12)%(a)
Ratio of net investment
 loss to average net
 assets after fees paid
 indirectly .................       (0.86)%(a)         N/A           N/A          N/A           N/A             N/A
Portfolio turnover rate .....          53%             110%          142%        221%           94%             96%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                                CLASS IA
                                                                                -----------------------------------------
                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                       JUNE 30,            YEAR ENDED
                                                                                         2002           DECEMBER 31,2001
                                                                                         ----              ----------
Net asset value, beginning of period ..........................................     $      5.06            $    6.68
                                                                                    -----------            ---------
 INCOME FROM INVESTMENT OPERATIONS: ...........................................
 Net investment income (loss) .................................................           (0.02)               (0.01)
 Net realized and unrealized loss on investments ..............................           (1.45)               (1.61)
                                                                                    -----------            ---------
 Total from investment operations .............................................           (1.47)               (1.62)
                                                                                    -----------            ---------
 LESS DISTRIBUTIONS: ..........................................................
 Dividends from net investment income .........................................              --                   --#
                                                                                    -----------            ---------
Net asset value, end of period ................................................     $      3.59            $    5.06
                                                                                    ===========            =========
Total return ..................................................................          (29.05)%(b)          (24.24)%
                                                                                    ===========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................................     $    15,712            $  24,326
Ratio of expenses to average net assets after waivers .........................            0.90%(a)             0.90%
Ratio of expenses to average net assets after waivers and fees paid
 indirectly ...................................................................            0.89%(a)           N/A
Ratio of expenses to average net assets before waivers (Note 6) ...............            0.98%(a)             0.98%
Ratio of net investment income (loss) to average net assets after waivers .....           (0.68)%(a)         ( 0.31)%
Ratio of net investment loss to average net assets after waivers and fees
 paid indirectly ..............................................................           (0.67)%(a)          N/A
Ratio of net investment income (loss) to average net assets before
 waivers (Note 6) .............................................................           (0.76)%(a)         (0.39)%
Portfolio turnover rate .......................................................              30%                 41%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ...................................     $       --#            $     --#



                                                                                       CLASS IA
                                                                                -----------------------
                                                                                      MAY 1, 2000*
                                                                                           TO
                                                                                   DECEMBER 31, 2000
                                                                                -----------------------
Net asset value, beginning of period ..........................................         $ 10.00
                                                                                        -------
 INCOME FROM INVESTMENT OPERATIONS: ...........................................
 Net investment income (loss) .................................................            0.01
 Net realized and unrealized loss on investments ..............................           (3.33)
                                                                                        -------
 Total from investment operations .............................................           (3.32)
                                                                                        -------
 LESS DISTRIBUTIONS: ..........................................................
 Dividends from net investment income .........................................              --
                                                                                        -------
Net asset value, end of period ................................................         $  6.68
                                                                                        =======
Total return ..................................................................          (33.20)%(b)
                                                                                        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................................         $22,880
Ratio of expenses to average net assets after waivers .........................         0.90%(a)(c)
Ratio of expenses to average net assets after waivers and fees paid
 indirectly ...................................................................          N/A
Ratio of expenses to average net assets before waivers (Note 6) ...............         0.96%(a)(c)
Ratio of net investment income (loss) to average net assets after waivers .....         0.25%(a)(c)
Ratio of net investment loss to average net assets after waivers and fees
 paid indirectly ..............................................................          N/A
Ratio of net investment income (loss) to average net assets before
 waivers (Note 6) .............................................................         0.18%(a)(c)
Portfolio turnover rate .......................................................           49%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ...................................         $    --



                                                                                               CLASS IB
                                                                                ---------------------------------------
                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                      JUNE 30,
                                                                                        2002             YEAR ENDED
Net asset value, beginning of period ..........................................    $      5.04           $   6.67
                                                                                   -----------           --------
 INCOME FROM INVESTMENT OPERATIONS: ...........................................
 Net investment income (loss) .................................................          (0.02)             (0.03)
 Net realized and unrealized loss on investments ..............................          (1.45)             (1.60)
                                                                                   -----------           --------
 Total from investment operations .............................................          (1.47)             (1.63)
                                                                                   -----------           --------
 LESS DISTRIBUTIONS: ..........................................................
 Dividends from net investment income .........................................             --                 --#
                                                                                   -----------           --------
Net asset value, end of period ................................................    $      3.57           $   5.04
                                                                                   ===========           ========
Total return ..................................................................         (29.17)%(b)        (24.43)%
                                                                                   ===========           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................................    $   231,731           $320,756
Ratio of expenses to average net assets after waivers .........................       1.15%(a)             1.15%
Ratio of expenses to average net assets after waivers and fees paid
 indirectly ...................................................................       1.14%(a)              N/A
Ratio of expenses to average net assets before waivers (Note 6) ...............       1.23%(a)             1.23%
Ratio of net investment income (loss) to average net assets after waivers .....      (0.93)%(a)           (0.56)%
Ratio of net investment loss to average net assets after waivers and fees
 paid indirectly ..............................................................      (0.92)%(a)             N/A
Ratio of net investment income (loss) to average net assets before
 waivers (Note 6) .............................................................      (1.01)%(a)           (0.64)%
Portfolio turnover rate .......................................................         30%                 41%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ...................................    $        --#          $      --#



                                                                                        CLASS IB
                                                                                -------------------------
                                                                                       MAY 1, 2000*
                                                                                            TO
                                                                                    DECEMBER 31, 2000
                                                                                -------------------------
Net asset value, beginning of period ..........................................      $      10.00
                                                                                     ------------
 INCOME FROM INVESTMENT OPERATIONS: ...........................................
 Net investment income (loss) .................................................                --
 Net realized and unrealized loss on investments ..............................             (3.33)
                                                                                     ------------
 Total from investment operations .............................................             (3.33)
                                                                                     ------------
 LESS DISTRIBUTIONS: ..........................................................
 Dividends from net investment income .........................................                --
                                                                                     ------------
Net asset value, end of period ................................................      $       6.67
                                                                                     ============
Total return ..................................................................            (33.30)%(b)
                                                                                     ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................................      $    275,140
Ratio of expenses to average net assets after waivers .........................       1.15%(a)(c)
Ratio of expenses to average net assets after waivers and fees paid
 indirectly ...................................................................           N/A
Ratio of expenses to average net assets before waivers (Note 6) ...............       1.21%(a)(c)
Ratio of net investment income (loss) to average net assets after waivers .....      (0.00)%(a)(c)
Ratio of net investment loss to average net assets after waivers and fees
 paid indirectly ..............................................................           N/A
Ratio of net investment income (loss) to average net assets before
 waivers (Note 6) .............................................................      (0.07)%(a)(c)
Portfolio turnover rate .......................................................           49%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ...................................      $          --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                     SIX MONTHS
                                                                       ENDED
                                                                      JUNE 30,                           SEPTEMBER 1, 2000*
                                                                        2002             YEAR ENDED              TO
                                                                    (UNAUDITED)      DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                ------------------- ------------------- -------------------
Net asset value, beginning of period ..........................    $     7.01            $   8.31          $    10.00
                                                                   ----------            --------          ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.01                0.01                0.01
 Net realized and unrealized loss on investments ..............         (0.86)              (1.30)              (1.69)
                                                                   ----------            --------          ----------
 Total from investment operations .............................         (0.85)              (1.29)              (1.68)
                                                                   ----------            --------          ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................           --#               (0.01)              (0.01)
                                                                   ----------            --------          ----------
Net asset value, end of period ................................    $     6.16            $   7.01          $     8.31
                                                                   ==========            ========          ==========
Total return ..................................................        (12.09)%(b)         (15.51)%            (16.78)%(b)
                                                                   ==========            ========          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $   20,903            $ 18,809          $    6,899
Ratio of expenses to average net assets after waivers .........      0.95%(a)              0.95%             0.95%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................      1.48%(a)              1.96%             2.13%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................      0.32%(a)              0.27%             0.55%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................     (0.21)%(a)            (0.74)%           (0.63)%(a)
Portfolio turnover rate .......................................        23%                  20%                 3%
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income ...................     $     0.02           $   0.05          $     0.02

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                     SIX MONTHS
                                                                   ENDED JUNE 30,                        SEPTEMBER 1, 2000*
                                                                        2002             YEAR ENDED              TO
                                                                    (UNAUDITED)      DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                ------------------- ------------------- -------------------
Net asset value, beginning of period ..........................    $     4.15         $  6.21                 $ 10.00
                                                                   ----------         -------                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................................         (0.02)          (0.01)                   0.01
 Net realized and unrealized loss on investments ..............         (0.91)          (2.05)                  (3.79)
                                                                   ----------         -------                 -------
 Total from investment operations .............................         (0.93)          (2.06)                  (3.78)
                                                                   ----------         -------                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................            --             --                    (0.01)
                                                                   ----------         -------                 -------
Net asset value, end of period ................................    $     3.22         $  4.15                 $  6.21
                                                                   ==========         =======                 =======
Total return ..................................................        (22.41)%(b)     (33.39)%                (37.61)%(b)
                                                                   ==========         =======                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $   14,857         $20,139                 $15,160
Ratio of expenses to average net assets after waivers .........      1.00%(a)           1.00%                 1.00%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................      1.61%(a)           1.72%                 1.52%(a)
Ratio of net investment income (loss) to average net assets
 after waivers ................................................    (0.74)%(a)          (0.29)%                0.49%(a)
Ratio of net investment income (loss) to average net assets
 before waivers (Note 6) ......................................    (1.35)%(a)          (1.01)%               (0.03)%(a)
Portfolio turnover rate .......................................        109%             201%                   58%(a)
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income.. .................    $     0.01            --#                  $  0.01

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO(d)(g):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                           CLASS IA
                              ---------------------------------------------------------------------------------------------------
                                    SIX MONTHS                                 YEAR ENDED DECEMBER 31,
                                       ENDED         ----------------------------------------------------------------------------
                                     JUNE 30,
                                       2002
                                    (UNAUDITED)            2001            2000           1999           1998           1997
                              ---------------------- --------------- --------------- -------------- -------------- --------------
Net asset value, beginning
 of period ..................      $    14.52           $   15.20       $   19.18      $   18.51      $   17.58        $   16.64
                                   ----------           ---------       ---------      ---------      ---------        ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......            0.15                0.40            0.60           0.52           0.56             0.58
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ..............           (1.49)              (0.69)          (0.92)          2.69           2.54             1.86
                                   ----------           ---------       ---------      ---------      ---------        ---------
 Total from investment
  operations ................           (1.34)              (0.29)          (0.32)          3.21           3.10             2.44
                                   ----------           ---------       ---------      ---------      ---------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .........           (0.01)              (0.39)          (0.62)         (0.56)         (0.50)           (0.59)
 Distributions from
  realized gains ............              --                  --           (3.04)         (1.98)         (1.67)           (0.91)
                                   ----------           ---------       ---------      ---------      ---------       ----------
 Total dividends and
 distributions ..............           (0.01)              (0.39)          (3.66)         (2.54)         (2.17)           (1.50)
                                   ----------           ---------       ---------      ---------      ---------       ----------
Net asset value, end of
 period .....................      $    13.17           $   14.52       $   15.20      $   19.18      $   18.51        $   17.58
                                   ==========           =========       =========      =========      =========       ==========
Total return ................           (9.26)%(b)          (1.85)%         (1.32)%        17.79%         18.11%           15.06
                                   ==========           =========       =========      =========      =========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ....................      $1,825,581           $2,112,401      $1,914,143     $2,126,313     $1,936,429      $1,724,089
Ratio of expenses to
 average net assets after
 waivers (Note 6) ...........        0.64%(a)              0.65%            N/A            N/A            N/A             N/A
Ratio of expenses to
 average net assets after
 waivers and fees paid
 indirectly .................        0.63%(a)               N/A             N/A            N/A            N/A             N/A
Ratio of expenses to
 average net assets
 before waiver ..............        0.64%(a)              0.65%           0.59%          0.44%          0.45%           0.45%
Ratio of net investment
 income to average net
 assets after waiver ........        2.03%(a)              2.74%            N/A            N/A            N/A             N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .......        2.04%(a)               N/A             N/A            N/A            N/A             N/A
Ratio of net investment
 income to average net
 assets before waiver .......        2.03%(a)              2.74%           3.17%          2.68%          3.00%           3.30%
Portfolio turnover rate .....         158%                 184%            183%            107%           95%             146%



                                                               CLASS IB
                              ---------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                                                   JULY 8,
                                   JUNE 30,             YEAR ENDED DECEMBER 31,             1998* TO
                                     2002        -------------------------------------    DECEMBER 31,
                                  (UNAUDITED)         2001         2000        1999           1998
                              ------------------ ------------- ----------- ----------- ------------------
Net asset value, beginning
 of period ..................    $    14.45         $ 15.14      $ 19.15     $ 18.51        $ 19.48
                                 ----------         -------      -------     -------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......          0.12            0.35         0.55        0.47           0.24
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ..............         (1.47)          (0.67)       (0.93)       2.69           0.66
                                 ----------         -------      -------     -------        -------
 Total from investment
  operations ................         (1.35)          (0.32)       (0.38)       3.16           0.90
                                 ----------         -------      -------     -------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .........         (0.01)          (0.37)       (0.59)      (0.54)         (0.20)
 Distributions from
  realized gains ............            --              --        (3.04)      (1.98)         (1.67)
                                 ----------         -------      -------     -------        -------
 Total dividends and
 distributions ..............         (0.01)          (0.37)       (3.63)      (2.52)         (1.87)
                                 ----------         -------      -------     -------        -------
Net asset value, end of
 period .....................    $    13.09         $ 14.45      $ 15.14     $ 19.15        $ 18.51
                                 ==========         =======      =======     =======        =======
Total return ................         (9.37)%(b)      (2.08)%      (1.58)%     17.50%          4.92%(b)
                                 ==========         =======      =======     =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ....................    $  357,892        $359,212      $41,282     $10,701        $   10
Ratio of expenses to
 average net assets after
 waivers (Note 6) ...........      0.89%(a)          0.90%         N/A          N/A            N/A
Ratio of expenses to
 average net assets after
 waivers and fees paid
 indirectly .................      0.88%(a)           N/A          N/A          N/A            N/A
Ratio of expenses to
 average net assets
 before waiver ..............      0.89%(a)          0.90%        0.84%        0.69%          0.70%(a)
Ratio of net investment
 income to average net
 assets after waiver ........      1.78%(a)          3.72%         N/A          N/A            N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .......      1.79%(a)           N/A          N/A          N/A            N/A
Ratio of net investment
 income to average net
 assets before waiver .......      1.78%(a)          3.72%        2.92%        2.43%          2.65%(a)
Portfolio turnover rate .....       158%             184%         183%         107%            95%

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(h):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                  CLASS IA
                                    -------------------------------------
                                        SIX MONTHS
                                           ENDED          MAY 18, 2001*
                                         JUNE 30,              TO
                                           2002           DECEMBER 31,
                                        (UNAUDITED)           2001
                                    ------------------ ------------------
Net asset value, beginning of
 period ...........................      $ 11.77            $ 12.26
                                         -------            -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............        0.08               0.11
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................        (0.54)             (0.26)
                                         -------            -------
 Total from investment
  operations ......................        (0.46)             (0.15)
                                         -------            -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............           --#             (0.13)
 Distributions from realized
  gains ...........................           --              (0.21)
                                         -------            -------
 Total dividends and
  distributions ...................           --#             (0.34)
                                         -------            -------
Net asset value, end of period           $ 11.31            $ 11.77
                                         =======            =======
Total return ......................        (3.82)%(b)         (1.21)%(b)
                                         =======            =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................      $23,136            $18,000
Ratio of expenses to average
 net assets after waivers .........       0.70%(a)           0.70%(a)
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.69%(a)            N/A
Ratio of expenses to average
 net assets before waivers
 (Note 6) .........................       0.72%(a)           0.73%(a)
Ratio of net investment
 income to average net
 assets after waivers .............      1.58 %(a)          1.69 %(a)
Ratio of net investment
 income to average net
 assets after waivers and fees
 paid indirectly ..................       1.59%(a)            N/A
Ratio of net investment
 income to average net
 assets before waivers
 (Note 6) .........................       1.56%(a)          1.66 %(a)
Portfolio turnover rate ...........          8%                90%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
  Per share benefit to net
   investment income ..............     $    --             $  --#



                                                                   CLASS IB
                                    ----------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                         JUNE 30,                    YEAR ENDED DECEMBER 31,
                                           2002        ---------------------------------------------------
                                        (UNAUDITED)        2001          2000         1999        1998**
                                    ------------------ ------------ ------------- ------------ -----------
Net asset value, beginning of
 period ...........................      $  11.77        $ 11.73       $  12.06     $ 11.94      $ 10.00
                                         --------        -------       --------     -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............         0.07            0.11           0.09        0.11         0.06
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................         (0.54)          0.25          (0.33)       0.31         1.94
                                         --------        -------       --------     -------      -------
 Total from investment
  operations ......................         (0.47)          0.36          (0.24)       0.42         2.00
                                         --------        -------       --------     -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --#         (0.11)         (0.09)      (0.11)      (0.06)
 Distributions from realized
  gains ...........................           --           (0.21)            --       (0.19)         --
                                         --------        -------       --------     -------     -------
 Total dividends and
  distributions ...................         -- #           (0.32)         (0.09)      (0.30)      (0.06)
                                         --------        -------       --------     -------     -------
Net asset value, end of period           $  11.30        $ 11.77       $  11.73     $ 12.06     $ 11.94
                                         ========        =======       ========     =======     =======
Total return ......................         (3.99)%(b)      3.09%         (1.94)%      3.55%      20.01%
                                        =========        =======       ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................     $734,156         $608,741      $176,049     $133,503      $74,588
Ratio of expenses to average
 net assets after waivers .........      0.95%(a)         0.95%          0.95%        0.94%        0.90%
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............      0.94%(a)         N/A            N/A           N/A          N/A
Ratio of expenses to average
 net assets before waivers
 (Note 6) .........................      0.97%(a)        0.98%           0.95%        1.00%        1.20%
Ratio of net investment
 income to average net
 assets after waivers .............      1.33%(a)        1.40%           0.91%        1.10%        1.19%
Ratio of net investment
 income to average net
 assets after waivers and fees
 paid indirectly ..................      1.34%(a)         N/A            N/A           N/A          N/A
Ratio of net investment
 income to average net
 assets before waivers
 (Note 6) .........................      1.31%(a)        1.37%           0.91%         1.04%        0.89%
Portfolio turnover rate ...........         8%             90%            33%           32%          37%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
  Per share benefit to net
   investment income ..............    $    --             --#        $    --        $  0.01      $  0.02


                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                            CLASS IB
                                                                -----------------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED
                                                                      JUNE 30,       YEAR ENDED DECEMBER 31,   SEPTEMBER 1, 1999*
                                                                        2002        -------------------------          TO
                                                                    (UNAUDITED)          2001         2000     DECEMBER 31, 1999
                                                                ------------------- ------------- ----------- -------------------
Net asset value, beginning of period ..........................    $     7.99         $   9.64      $ 10.76        $ 10.00
                                                                   ----------         --------      -------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..........................................         (0.01)           (0.02)       (0.01)         (0.01)
 Net realized and unrealized gain (loss) on investments .......         (1.30)           (1.37)       (0.34)          0.83
                                                                   ----------         --------      -------        -------
 Total from investment operations .............................         (1.31)           (1.39)       (0.35)          0.82
                                                                   ----------         --------      -------        -------
 LESS DISTRIBUTIONS:
 Distributions from realized gains ............................            --            (0.26)       (0.77)         (0.06)
                                                                   ----------         --------      -------        -------
Net asset value, end of period ................................    $     6.68         $   7.99      $  9.64        $ 10.76
                                                                   ==========         ========      =======        =======
Total return ..................................................        (16.40)%(b)      (14.74)%      (2.87)%         8.09%(b)
                                                                   ==========         ========      =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $    7,785         $  5,898      $ 3,922        $2,622
Ratio of expenses to average net assets after waivers .........        1.05%(a)          1.05%        1.05%        1.05%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................        2.06%(a)          2.36%        2.37%        5.38%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................      (0.48)%(a)        (0.33)%      (0.11)%       (0.19)%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................      (1.49)%(a)        (1.64)%      (1.43)%       (4.52)%(a)
Portfolio turnover rate .......................................          74%               46%          81%           45%
Effects of voluntary expense limitation during the period
 (Note 6)
 Per share benefit to net investment income ...................    $     0.03         $   0.08      $  0.10        $   --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                   CLASS IA                                  CLASS IB
                                              ------------------ -----------------------------------------------------------------
                                                MARCH 25, 2002*
                                                      TO          SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,      MAY 1, 1999*
                                                 JUNE 30, 2002      JUNE 30, 2002   ---------------------------         TO
                                                  (UNAUDITED)        (UNAUDITED)         2001          2000      DECEMBER 31, 1999
                                              ------------------ ------------------ ------------- ------------- ------------------
Net asset value, beginning of period ........    $     8.77           $   8.77         $  11.28      $  14.10       $ 10.00
                                                 ----------           --------         --------      --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................          0.03              0.04             0.04          0.10             --
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .............................         (0.28)             (0.29)           (2.38)        (2.68)         4.10
                                                 ----------           --------         --------      --------       -------
 Total from investment operations ...........         (0.25)             (0.25)           (2.34)        (2.58)         4.10
                                                 ----------           --------         --------      --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......         (0.04)             (0.04)           (0.14)        (0.07)           --
 Distributions from realized gains ..........            --                --             (0.03)        (0.17)           --
                                                 ----------           --------         --------      --------       -------
 Total dividends and distributions ..........         (0.04)             (0.04)           (0.17)        (0.24)           --
                                                 ----------           --------         --------      --------       -------
Net asset value, end of period ..............    $     8.48           $   8.48         $   8.77      $  11.28       $ 14.10
                                                 ==========           ========         ========      ========       =======
Total return ................................         (2.86)%(b)        (2.86)%(b)       (20.89)%      (19.19)%       41.00%(b)
                                                 ==========           ========         ========      ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $     96             $107,963         $101,683      $110,486      $52,049
Ratio of expenses to average net assets
 after waivers ..............................        0.95%(a)            1.20%(a)         1.20%         1.20%        1.20%(a)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly .....        0.94%(a)            1.19%(a)         N/A           N/A            N/A
Ratio of expenses to average net assets
 before waivers (Note 6) ....................        1.11%(a)            1.36%(a)         1.39%         1.28%        1.65%(a)
Ratio of net investment income to average
 net assets after waivers ...................        1.12%(a)            0.87%(a)         0.39%         0.37%        0.02%(a)
Ratio of net investment income to average
 net assets after waivers and fees paid
 indirectly .................................        1.13%(a)            0.88%(a)         N/A           N/A            N/A
Ratio of net investment income to average
 net assets before waivers (Note 6) .........        0.96%(a)            0.71%(a)         0.20%         0.29%       (0.43)%(a)
Portfolio turnover rate .....................          12%                 12%              38%           26%          28%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
 income .....................................    $    --#             $   0.01         $  0.02       $  0.02       $ 0.02

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                          CLASS IA                                    CLASS IB
                                    ------------------- --------------------------------------------------------------------
                                      MARCH 25, 2002*        SIX MONTHS
                                             TO                ENDED           YEAR ENDED DECEMBER 31,       MAY 1, 1999*
                                       JUNE 30, 2002       JUNE 30, 2002    -----------------------------         TO
                                        (UNAUDITED)         (UNAUDITED)          2001           2000       DECEMBER 31, 1999
                                    ------------------- ------------------- -------------- -------------- ------------------
Net asset value, beginning of
 period ...........................    $    10.84          $    10.93          $ 11.18        $ 10.69        $   10.00
                                       ----------          ----------          -------        -------        ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.01                0.01             0.02          0.04              0.02
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........         (1.76)              (1.85)           (0.25)         0.59              0.69
                                       ----------          ----------          -------        -------        ---------
 Total from investment
  operations ......................         (1.75)              (1.84)           (0.23)         0.63              0.71
                                       ----------          ----------          -------        -------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --#                 --#           (0.02)         (0.04)           (0.02)
 Distributions from realized
  gains ...........................            --                  --               --          (0.10)              --
                                       ----------          ----------          -------        -------        ---------
 Total dividends and
  distributions ...................            --#                 --#           (0.02)         (0.14)           (0.02)
                                       ----------          ----------          -------        -------        ---------
Net asset value, end of
 period ...........................    $     9.09          $     9.09          $ 10.93        $ 11.18        $   10.69
                                       ==========          ==========          =======        =======        =========
Total return ......................        (16.13)%(b)         (16.82)%(b)       (2.04)%         5.92%            7.10%(b)
                                       ==========          ==========          =======        =======        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................    $       83          $  111,486          $111,944       $77,959        $  33,903
Ratio of expenses to average
 net assets after waivers .........       0.70%(a)            0.95%(a)           0.95           0.95%            0.95%(a)
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.68%(a)            0.93%(a)           N/A            N/A              N/A
Ratio of expenses to average
 net assets before waivers
 (Note 6) .........................       0.78%(a)            1.03%(a)           1.05%          1.06%            1.35%(a)
Ratio of net investment
 income to average net
 assets after waivers .............       0.50%(a)            0.25%(a)           0.26%          0.47%            0.37%(a)
Ratio of net investment loss
 to average net assets after
 waivers and fees paid
 indirectly .......................       0.52%(a)            0.27%(a)           N/A            N/A              N/A
Ratio of net investment
 income to average net
 assets before waivers
 (Note 6) .........................       0.42%(a)            0.17%(a)           0.16%          0.37%          (0.03)%(a)
Portfolio turnover rate ...........         16%                 16%                30%            38%              36%
Effect of voluntary expense
 limitation during the
 period: (Note 6)
  Per share benefit to net
   investment income ..............    $        -- #     $        -- #       $  0.01        $  0.01        $    0.02

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)





                                                     CLASS IA
                                               -------------------
                                                 MARCH 25, 2002*
                                                        TO
                                                  JUNE 30, 2002
                                                   (UNAUDITED)
                                               -------------------
Net asset value, beginning of period .........       $ 10.12
                                                     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................          0.01
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ......................         (1.58)
                                                     -------
 Total from investment operations ............         (1.57)
                                                     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .....................................            --#
 Distributions from realized gains ...........            --
                                                     -------
 Total dividends and distributions ...........            --#
                                                     -------
Net asset value, end of period ...............       $  8.55
                                                     =======
Total return .................................        (15.49)%(b)
                                                     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............      $    83
Ratio of expenses to average net
 assets after waivers ........................          0.70%(a)
Ratio of expenses to average net
 assets after waivers and fees paid
 indirectly ..................................          0.68%(a)
Ratio of expenses to average net
 assets before waivers (Note 6) ..............          0.75%(a)
Ratio of net investment income to
 average net assets after waivers ............          0.60%(a)
Ratio of net investment loss to
 average net assets after waivers and
 fees paid indirectly ........................          0.62%(a)
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ....................................          0.55%(a)
Portfolio turnover rate ......................            14%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
  income .....................................       $   --#



                                                                            CLASS IB
                                               ------------------------------------------------------------------
                                                    SIX MONTHS       YEAR ENDED DECEMBER 31,      MAY 1, 1999*
                                                      ENDED        ---------------------------         TO
                                                  JUNE 30, 2002
                                                   (UNAUDITED)          2001          2000      DECEMBER 31, 1999
                                               ------------------- ------------- ------------- ------------------
Net asset value, beginning of period .........      $  10.22          $  10.46     $  10.32    $ 10.00
                                                    --------          --------     --------    -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................          0.01              0.03         0.05       0.02
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ......................         (1.69)            (0.24)        0.30       0.35
                                                    --------          --------     --------    -------
 Total from investment operations ............         (1.68)            (0.21)        0.35       0.37
                                                    --------          --------     --------    -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .....................................            --#            (0.03)       (0.05)     (0.02)
 Distributions from realized gains ...........            --                --#       (0.16)     (0.03)
                                                   ---------          --------     --------    -------
 Total dividends and distributions ...........            --#            (0.03)       (0.21)     (0.05)
                                                   ---------          --------     --------    -------
Net asset value, end of period ...............      $   8.54          $  10.22     $  10.46    $ 10.32
                                                   =========          ========     ========    =======
Total return .................................        (16.41)%(b)        (2.01)%       3.56%      3.76%(b)
                                                   =========          ========     ========    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............    $198,855           $198,364     $136,485     $67,472
Ratio of expenses to average net
 assets after waivers ........................       0.95%(a)           0.95%        0.95%        0.95%(a)
Ratio of expenses to average net
 assets after waivers and fees paid
 indirectly ..................................       0.93%(a)          N/A            N/A             N/A
Ratio of expenses to average net
 assets before waivers (Note 6) ..............       1.00%(a)           1.01%        1.01%        1.23%(a)
Ratio of net investment income to
 average net assets after waivers ............       0.35%(a)           0.32%        0.60%        0.63%(a)
Ratio of net investment loss to
 average net assets after waivers and
 fees paid indirectly ........................       0.37%(a)          N/A            N/A             N/A
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ....................................       0.30%(a)           0.26%        0.54%        0.35%(a)
Portfolio turnover rate ......................         14%                36%          43%          50%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
  income .....................................    $    --#           $    --#      $   0.01      $  0.01

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                   CLASS IB
                                                  --------------------------------------------------------------------------
                                                      SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                                         ENDED       -------------------------------------------------------
                                                     JUNE 30, 2002
                                                      (UNAUDITED)         2001          2000          1999          1998
                                                  ------------------ ------------- ------------- ------------- -------------
Net asset value, beginning of period ............      $  5.61           $   5.93     $  11.22      $   5.79     $  7.96
                                                       -------           --------     --------      --------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...................         0.01               0.02        (0.08)        (0.01)       0.03
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..................................         0.22              (0.33)       (4.37)         5.55       (2.18)
                                                       -------           --------     --------      --------     -------
 Total from investment operations ...............         0.23              (0.31)       (4.45)         5.54       (2.15)
                                                       -------           --------     --------      --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........           --                 --           --            --       (0.02)
 Distributions from realized gains ..............           --             (0.01)        (0.84)        (0.11)         --
                                                       -------           --------     --------      --------     -------
 Total dividends and distributions ..............           --             (0.01)        (0.84)        (0.11)      (0.02)
                                                       -------           --------     --------      --------     -------
Net asset value, end of period ..................      $  5.84           $  5.61      $   5.93      $  11.22     $  5.79
                                                       =======           ========     ========      ========     =======
Total return ....................................         3.91%(b)         (5.09)%      (40.12)%       95.82%     (27.10)%
                                                       =======           ========     ========      ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............      $213,369         $183,868      $198,044      $191,581     $41,359
Ratio of expenses to average net assets
 after waivers and excluding taxes ..............       1.80%(a)          1.78%         1.75%         1.75%        1.75%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly .........       1.79%(a)          N/A           N/A           N/A           N/A
Ratio of expenses to average net assets
 before waivers and including taxes
 (Note 6) .......................................       1.84%(a)          2.13%         1.92%        2.38%         2.63%
Ratio of net investment loss to average
 net assets after waivers and fees paid
 indirectly .....................................       0.25%(a)          N/A           N/A           N/A           N/A
Ratio of net investment income to
 average net assets after waivers and
 excluding taxes ................................       0.26%(a)          0.32%        (0.86)%      (0.18)%        0.73%
Ratio of net investment income to
 average net assets before waivers and
 including taxes (Note 6) .......................       0.21%(a)         (0.03)%       (0.99)%      (0.82)%       (0.09)%
Portfolio turnover rate .........................         36%              143%          95%          138%         114%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
  income ........................................    $   --#          $   0.02      $   0.01      $   0.02     $  0.03



                                                       CLASS IB
                                                  -------------------
                                                    AUGUST 20, 1997*
                                                           TO
                                                      DECEMBER 31,
                                                          1997
                                                  -------------------
Net asset value, beginning of period ............      $ 10.00
                                                       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...................        0.04
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..................................        (2.06)
                                                       -------
 Total from investment operations ...............        (2.02)
                                                       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        (0.02)
 Distributions from realized gains ..............           --
                                                       -------
 Total dividends and distributions ..............        (0.02)
                                                       -------
Net asset value, end of period ..................      $  7.96
                                                       =======
Total return ....................................       (20.16)%(b)
                                                       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............      $21,433
Ratio of expenses to average net assets
 after waivers and excluding taxes ..............       1.75%(a)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly .........        N/A
Ratio of expenses to average net assets
 before waivers and including taxes
 (Note 6) .......................................       2.61%(a)
Ratio of net investment loss to average
 net assets after waivers and fees paid
 indirectly .....................................        N/A
Ratio of net investment income to
 average net assets after waivers and
 excluding taxes ................................       1.96%(a)
Ratio of net investment income to
 average net assets before waivers and
 including taxes (Note 6) .......................       1.10%(a)
Portfolio turnover rate .........................        25%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
  income ........................................      $  0.02

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO(d)(e)(f):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                             CLASS IA
                                  -----------------------------------------------------------------------------------------------
                                       SIX MONTHS                               YEAR ENDED DECEMBER 31,
                                          ENDED        --------------------------------------------------------------------------
                                        JUNE 30,
                                          2002
                                       (UNAUDITED)           2001            2000           1999           1998          1997
                                  -------------------- --------------- --------------- -------------- -------------- ------------
Net asset value, beginning of
 period .........................    $     22.05          $   25.34       $   29.57      $   25.00      $   19.74      $ 15.16
                                     -----------          ---------       ---------      ---------      ---------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........           0.12               0.26            0.25           0.28           0.27         0.26
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ..................          (3.02)             (3.28)          (3.13)          4.78           5.25         4.64
                                     -----------          ---------       ---------      ---------      ---------      -------
 Total from investment
  operations ....................          (2.90)             (3.02)          (2.88)          5.06           5.52         4.90
                                     -----------          ---------       ---------      ---------      ---------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............          (0.01)             (0.25)          (0.19)         (0.27)         (0.25)       (0.25)
 Distributions from net
  realized gains ................          (0.02)             (0.02)          (1.16)         (0.22)         (0.01)       (0.07)
                                     -----------          ---------       ---------      ---------      ---------      -------
 Total dividends and
  distributions .................          (0.03)             (0.27)          (1.35)         (0.49)         (0.26)       (0.32)
                                     -----------          ---------       ---------      ---------      ---------      -------
Net asset value, end of period ..    $     19.12          $   22.05       $   25.34      $   29.57      $   25.00      $ 19.74
                                     ===========          =========       =========      =========      =========      =======
Total return ....................         (13.17)%(b)        (11.95)%         (9.58)%        20.38%         28.07%       32.58%
                                     ===========          =========       =========      =========      =========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $ 1,501,123          $1,775,556      $2,106,901     $2,618,539     $1,689,913     $943,631
Ratio of expenses to average
 net assets .....................       0.31%(a)             0.31%           0.32%          0.33%          0.34%         0.37%
Ratio of net investment
 income to average net
 assets .........................       1.15%(a)             1.08%           0.87%          1.05%          1.23%        1.46%
Portfolio turnover rate .........        1%                    3%             17%            5%             6%           3%



                                                                          CLASS IB
                                  ----------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                                                 MAY 1,
                                        JUNE 30,                    YEAR ENDED DECEMBER 31,                   1997* TO
                                          2002        ---------------------------------------------------   DECEMBER 31,
                                      (UNAUDITED)          2001          2000         1999        1998          1997
                                  ------------------- ------------- ------------- ----------- ----------- ----------------
Net asset value, beginning of
 period .........................    $     21.95        $  25.22       $ 29.50      $ 24.98    $ 19.73        $ 16.35
                                     -----------        --------       -------      -------    -------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..........           0.09            0.20          0.16        0.21        0.22           0.14
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ..................          (3.01)          (3.26)        (3.11)       4.78        5.24           3.48
                                     -----------        --------       -------      -------    -------        -------
 Total from investment
  operations ....................          (2.92)          (3.06)        (2.95)       4.99        5.46           3.62
                                     -----------        --------       -------      -------    -------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .............          (0.01)          (0.19)        (0.17)       (0.25)     (0.20)         (0.17)
 Distributions from net
  realized gains ................          (0.02)          (0.02)        (1.16)       (0.22)     (0.01)         (0.07)
                                     -----------        --------       -------      -------    -------        -------
 Total dividends and
  distributions .................          (0.03)          (0.21)        (1.33)       (0.47)     (0.21)         (0.24)
                                     -----------        --------       -------      -------    -------        -------
Net asset value, end of period ..    $     19.00        $  21.95       $ 25.22      $ 29.50    $ 24.98        $ 19.73
                                     ===========        ========       =======      =======    =======        =======
Total return ....................         (13.32)%(b)     (12.15)%       (9.81)%      20.08%     27.74%          22.28%(b)
                                     ===========        ========       =======      =======    =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ........................    $   847,318        $925,533       $928,578     $20,931    $    443    $  110
Ratio of expenses to average
 net assets .....................           0.56%(a)         0.56%         0.57%       0.58%       0.59%     0.62%(a)
Ratio of net investment
 income to average net
 assets .........................           0.90%(a)         0.83%         0.58%       0.78%       0.98%     1.10%(a)
Portfolio turnover rate .........              1%               3%           17%          5%          6%        3%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO:***
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                      CLASS IB
                                                            -------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   JUNE 30,               YEAR ENDED DECEMBER 31,
                                                                     2002         ---------------------------------------
                                                                 (UNAUDITED)           2001          2000         1999
                                                            --------------------- ------------- ------------- -----------
Net asset value, beginning of period ......................     $     7.99        $    9.63       $ 10.93      $ 10.00
                                                                ----------        ---------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .............................          (0.01)           (0.02)         0.02         0.04
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ...........          (1.18)           (1.62)        (1.30)        0.93
                                                                ----------        ---------       -------      -------
 Total from investment operations .........................          (1.19)           (1.64)        (1.28)        0.97
                                                                ----------        ---------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................             --               --#        (0.02)       (0.04)
                                                                ----------        ---------       -------      -------
Net asset value, end of period ............................     $     6.80        $    7.99       $  9.63      $ 10.93
                                                                ==========        =========       =======      =======
Total return ..............................................         (14.89)%(b)      (17.02)%      (11.66)%       9.70%
                                                                ==========        =========       =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................     $   16,650         $13,506       $ 8,676      $4,818
Ratio of expenses to average net assets after waivers .....         0.95%(a)         0.95%         0.98%       1.05%
Ratio of expenses to average net assets after waivers
 and fees paid indirectly .................................         0.91%(a)          N/A          N/A          N/A
Ratio of expenses to average net assets before
 waivers (Note 6) .........................................         1.65%(a)         1.89%         1.76%       2.86%
Ratio of net investment income (loss) to average net
 assets after waivers .....................................       (0.36)%(a)       (0.29)%         0.31%       0.63%
Ratio of net investment loss to average net assets
 after waivers and fees paid indirectly ...................       (0.32)%(a)          N/A          N/A          N/A
Ratio of net investment loss to average net assets
 before waivers (Note 6) ..................................       (1.06)%(a)       (1.23)%       (0.47)%     (1.18)%
Portfolio turnover rate ...................................           87%             227%          115%        148%
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income ...............     $     0.02         $  0.06       $  0.04      $  0.11

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                 CLASS IA
                                                            -----------------
                                                             MARCH 25, 2002*
                                                                    TO
                                                                 JUNE 30,
                                                                   2002
                                                               (UNAUDITED)
                                                               -----------
Net asset value, beginning of period ......................      $ 8.57
                                                                 ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .............................          --
 Net realized and unrealized gain (loss) on investments....       (0.74)
                                                                 ------
 Total from investment operations .........................       (0.74)
                                                                 ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................          --#
                                                                 ------
Net asset value, end of period ............................      $ 7.83
                                                                 ======
Total return ..............................................       (8.50)%(b)
                                                                 ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................     $   90
Ratio of expenses to average net assets after waivers .....       0.75%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .................................................       0.83%(a)
Ratio of net investment income (loss) to average net
 assets after waivers .....................................      (0.16)%(a)
Ratio of net investment income (loss) to average net
 assets before waivers (Note 6) ...........................      (0.24)%(a)
Portfolio turnover rate ...................................        110%
Effect of voluntary expense limitation during the period:
 (Note 6)
 Per share benefit to net investment income ...............     $  -- #



                                                                                       CLASS IB
                                                            --------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED
                                                                   JUNE 30,                             SEPTEMBER 1, 2000*
                                                                     2002               YEAR ENDED              TO
                                                                  (UNAUDITED)       DECEMBER 31, 2001   DECEMBER 31, 2000
                                                            ---------------------- ------------------- -------------------
Net asset value, beginning of period ......................        $     8.67           $  10.02             $   10.00
                                                                   ----------           --------             ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .............................             (0.02)              0.01                  0.01
 Net realized and unrealized gain (loss) on investments....             (0.82)             (1.35)                 0.03
                                                                   ----------           --------             ---------
 Total from investment operations .........................             (0.84)             (1.34)                 0.04
                                                                   ----------           --------             ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................                --#             (0.01)                (0.02)
                                                                   ----------           --------             ---------
Net asset value, end of period ............................        $     7.83           $   8.67             $   10.02
                                                                   ==========           ========             =========
Total return ..............................................             (9.68)%(b)        (13.42)%                0.46%(b)
                                                                   ==========           ========             =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................          $238,286           $177,447              $45,790
Ratio of expenses to average net assets after waivers .....            1.00%(a)           1.00%                1.00%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .................................................            1.08%(a)           1.22%                1.23%(a)
Ratio of net investment income (loss) to average net
 assets after waivers .....................................          (0.41)%(a)           0.26%                1.17%(a)
Ratio of net investment income (loss) to average net
 assets before waivers (Note 6) ...........................          (0.49)%(a)           0.04%                0.94%(a)
Portfolio turnover rate ...................................             110%               231%                   42%
Effect of voluntary expense limitation during the period:
 (Note 6)
 Per share benefit to net investment income ...............         $    -- #          $   0.01               $  --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                    CLASS IA
                                       ------------------------------------------------------------------
                                           SIX MONTHS                 YEAR ENDED DECEMBER 31,
                                              ENDED       -----------------------------------------------
                                            JUNE 30,
                                              2002
                                           (UNAUDITED)        2001           2000              1999
                                       ------------------ ----------- ------------------ ----------------
Net asset value, beginning of
 period ..............................     $ 11.61          $ 11.21      $    10.76         $   10.59
                                           -------          -------      ----------         ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............        0.05             0.12            0.10              0.03
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .......................        0.27             0.36            0.48              0.19
                                           -------          -------      ----------         ---------
 Total from investment
  operations .........................        0.32             0.48            0.58              0.22
                                           -------          -------      ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .............................          --#            0.08           (0.13)            (0.05)
 Distributions from net realized
  gains ..............................          --               --              --                --
 Tax return of capital
  distributions ......................          --               --              --                --
                                           -------          -------      ----------         ---------
 Total dividends and
  distributions ......................          --#            0.08           (0.13)            (0.05)
                                           -------          -------      ----------         ---------
Net asset value, end of period .......     $ 11.93          $ 11.61      $    11.21         $   10.76
                                           =======          =======      ==========         =========
Total return .........................        2.79%(b)         4.29%           5.48%             2.07%
                                           =======          =======      ==========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....     $24,323          $18,087      $    7,269         $   2,339
Ratio of expenses to average net
 assets after waivers ................     0.85%(a)          0.85%         0.82%(c)           0.75%(c)
Ratio of expenses to average net
 assets before waivers
 (Note 6) ............................     0.85%(a)          0.86%         0.87%(c)           0.84%(c)
Ratio of net investment income
 to average net assets after
 waivers. ............................     0.95%(a)          1.28%         1.42%(c)           0.40%(c)
Ratio of net investment income
 to average net assets before
 waivers (Note 6) ....................     0.95%(a)          1.27%         1.37%(c)           0.32%(c)
Portfolio turnover rate ..............       40%              106%          196%               192%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
 Per share benefit to net
  investment income ..................    $   --            $-- #          $     0.01         $    0.01



                                              CLASS IA
                                       ----------------------
                                            NOVEMBER 24,
                                              1998* TO
                                            DECEMBER 31,
                                                1998
                                       ----------------------
Net asset value, beginning of
 period ..............................         $ 10.40
                                               -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............            0.03
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .......................           0.23+
                                               -------
 Total from investment
  operations .........................            0.26
                                               -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .............................           (0.06)
 Distributions from net realized
  gains ..............................              --
 Tax return of capital
  distributions ......................           (0.01)
                                               -------
 Total dividends and
  distributions ......................           (0.07)
                                               -------
Net asset value, end of period .......         $ 10.59
                                               =======
Total return .........................            2.63%(b)
                                               =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....        $  747
Ratio of expenses to average net
 assets after waivers ................        0.75%(a)(c)
Ratio of expenses to average net
 assets before waivers
 (Note 6) ............................        0.92%(a)(c)
Ratio of net investment income
 to average net assets after
 waivers. ............................        0.72%(a)(c)
Ratio of net investment income
 to average net assets before
 waivers (Note 6) ....................        0.55%(a)(c)
Portfolio turnover rate ..............         111%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
 Per share benefit to net
  investment income ..................       $  0.17



                                                                            CLASS IB
                                       -----------------------------------------------------------------------------------
                                           SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                              ENDED       ----------------------------------------------------------------
                                            JUNE 30,
                                              2002
                                           (UNAUDITED)        2001           2000             1999              1998
                                       ------------------ ------------ ---------------- ---------------- -----------------
Net asset value, beginning of
 period ..............................      $  11.61         $ 11.22       $   10.78        $   10.61          $ 11.85
                                            --------         -------       ---------        ---------          -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............          0.03            0.06            0.12             0.02             0.05
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .......................          0.27            0.39            0.43             0.17            (1.24)
                                            --------         -------       ---------        ---------          -------
 Total from investment
  operations .........................          0.30            0.45            0.55             0.19            (1.19)
                                            --------         -------       ---------        ---------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .............................            --#           0.06           (0.11)           (0.02)           (0.04)
 Distributions from net realized
  gains ..............................            --              --              --               --              --
 Tax return of capital
  distributions ......................            --              --              --               --            (0.01)
                                            --------         -------       ---------        ---------          -------
 Total dividends and
  distributions ......................            --#           0.06           (0.11)           (0.02)           (0.05)
                                            --------         -------       ---------        ---------          -------
Net asset value, end of period .......      $  11.91         $ 11.61       $   11.22        $   10.78          $ 10.61
                                            ========         =======       =========        =========          =======
Total return .........................         2.69%(b)         4.04%           5.13%            1.80%          (10.02)%
                                            ========         =======       =========        =========          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).....      $658,382         $429,560       $ 153,232        $149,618         $166,746
Ratio of expenses to average net
 assets after waivers ................       1.10%(a)          1.10%         1.07%(c)         1.00%(c)         1.00%(c)
Ratio of expenses to average net
 assets before waivers
 (Note 6) ............................       1.10%(a)          1.11%         1.12%(c)         1.09%(c)         1.17%(c)
Ratio of net investment income
 to average net assets after
 waivers. ............................       0.70%(a)          1.03%         1.17%(c)         0.21%(c)         0.47%(c)
Ratio of net investment income
 to average net assets before
 waivers (Note 6) ....................       0.70%(a)          1.02%         1.12%(c)         0.12%(c)         0.30%(c)
Portfolio turnover rate ..............         40%              106%          196%             192%             111%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
 Per share benefit to net
  investment income ..................      $   --           $  -- #        $   --           $  0.02          $  0.02





                                            CLASS IB
                                       ------------------
                                             MAY 1,
                                            1997* TO
                                          DECEMBER 31,
                                              1997
                                       ------------------
Net asset value, beginning of
 period ..............................    $    10.00
                                          ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............          0.01
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .......................          1.90
                                          ----------
 Total from investment
  operations .........................          1.91
                                          ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .............................         (0.01)
 Distributions from net realized
  gains ..............................         (0.05)
 Tax return of capital
  distributions ......................            --
                                          ----------
 Total dividends and
  distributions ......................         (0.06)
                                          ----------
Net asset value, end of period .......    $    11.85
                                          ==========
Total return .........................         19.15%(b)
                                          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).....    $  120,880
Ratio of expenses to average net
 assets after waivers ................       1.00%(a)
Ratio of expenses to average net
 assets before waivers
 (Note 6) ............................       1.70%(a)
Ratio of net investment income
 to average net assets after
 waivers. ............................       0.26%(a)
Ratio of net investment income
 to average net assets before
 waivers (Note 6) ....................     (0.44)%(a)
Portfolio turnover rate ..............         44%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
 Per share benefit to net
  investment income ..................    $   0.03

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                               CLASS IA
                         ------------------------------------------------------------------------------------
                             SIX MONTHS
                                ENDED
                              JUNE 30,                           YEAR ENDED DECEMBER 31,
                                2002        -----------------------------------------------------------------
                             (UNAUDITED)        2001         2000         1999          1998         1997
                         ------------------ ------------ ------------ ------------ ------------- ------------
Net asset value,
 beginning of
 period ................      $   5.46         $   6.00       $   7.43     $   8.71    $  10.41     $ 10.02
                              --------         --------       --------     --------    --------     -------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income ...............          0.23             0.63           0.76         0.90        1.07        1.04
 Net realized and
  unrealized gain
  (loss) on
  investments ..........         (0.59)           (0.58)         (1.40)       (1.19)      (1.56)       0.75
                              --------         --------       --------     --------    --------     -------
 Total from
  investment
  operations ...........         (0.36)            0.05          (0.64)       (0.29)      (0.49)       1.79
                              --------         --------       --------     --------    --------     -------
 LESS DISTRIBUTIONS:
 Dividends from
  net investment
  income ...............         (0.02)           (0.59)         (0.79)       (0.96)      (1.03)      (0.97)
 Distributions from
  realized gains .......            --               --             --        (0.01)      (0.18)      (0.43)
 Tax return of
  capital
  distributions ........            --               --             --        (0.02)         --          --
                              --------         --------       --------     --------    --------      -------
 Total dividends
  and
  distributions ........         (0.02)           (0.59)         (0.79)       (0.99)      (1.21)       (1.40)
                              --------         --------       --------     --------    --------      -------
Net asset value, end
 of period .............      $   5.08         $   5.46       $   6.00     $   7.43    $   8.71      $ 10.41
                              ========         ========       ========     ========    ========     =======
Total return ...........         (6.67)%(b)        0.89%         (8.65)%      (3.35)%     (5.15)%     18.48%
                              ========         ========       ========     ========    ========     =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) ........     $231,182          $254,910       $263,012     $336,292     $405,308     $355,473
Ratio of expenses to
 average net assets ....        0.68%(a)         0.67%        0.67%        0.63%           0.63%       0.62%
Ratio of net
 investment
 income to
 average net assets.....        8.38%(a)        10.15%       10.54%       10.53%         10.67%        9.82%
Portfolio turnover
 rate ..................         24%               88%          87%         178%           181%         390%



                                                              CLASS IB
                         -----------------------------------------------------------------------------------
                             SIX MONTHS
                                ENDED
                              JUNE 30,                          YEAR ENDED DECEMBER 31,
                                2002        ----------------------------------------------------------------
                             (UNAUDITED)        2001         2000         1999          1998         1997
                         ------------------ ------------ ------------ ------------ ------------- -----------
Net asset value,
 beginning of
 period ................      $   5.43         $   5.97       $   7.40     $   8.69    $  10.39    $ 10.01
                              --------         --------       --------     --------    --------    -------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income ...............          0.21             0.58           0.74         0.87        1.04       1.05
 Net realized and
  unrealized gain
  (loss) on
  investments ..........         (0.57)           (0.54)         (1.40)       (1.18)      (1.56)      0.71
                              --------         --------       --------     --------    --------    -------
 Total from
  investment
  operations ...........         (0.36)            0.04          (0.66)       (0.31)      (0.52)      1.76
                              --------         --------       --------     --------    --------    -------
 LESS DISTRIBUTIONS:
 Dividends from
  net investment
  income ...............         (0.02)           (0.58)         (0.77)       (0.95)      (1.00)     (0.95)
 Distributions from
  realized gains .......            --               --             --        (0.01)      (0.18)     (0.43)
 Tax return of
  capital
  distributions ........            --               --             --        (0.02)         --         --
                              --------         --------       --------     --------    --------     ------
 Total dividends
  and
  distributions ........         (0.02)           (0.58)        (0.77)        (0.98)      (1.18)     (1.38)
                              --------         --------       --------     --------    --------     ------
Net asset value, end
 of period .............      $   5.05         $   5.43       $   5.97     $   7.40    $   8.69    $ 10.39
                              ========         ========       ========     ========    ========    =======
Total return ...........         (6.89)%(b)        0.66%         (8.90)%      (3.58)%     (5.38)%    18.19%
                              ========         ========       ========     ========    ========    =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) ........      $285,485         $285,484      $230,916     $230,290     $207,042     $66,338
Ratio of expenses to
 average net assets ....         0.93%(a)          0.92%          0.92%         0.88%       0.88%     0.88%
Ratio of net
 investment
 income to
 average net assets.....         8.13%(a)          9.97%         10.28%        10.25%      10.60%     9.76%
Portfolio turnover
 rate ..................            24%             88%           87 %           178%        181%      390%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)



                                                     CLASS IA
                                                -----------------
                                                 MARCH 25, 2002*
                                                        TO
                                                  JUNE 30, 2002
                                                   (UNAUDITED)
                                                -----------------
Net asset value, beginning of period ..........   $     8.64
                                                  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................         0.05
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ................................        (0.17)
                                                  ----------
 Total from investment operations .............        (0.12)
                                                  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........           --
 Distributions from realized gains ............           --
                                                  ----------
 Total dividends and distributions ............           --
                                                  ----------
Net asset value, end of period ................   $     8.52
                                                  ==========
Total return ..................................        (1.39)%(b)
                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............   $    97
Ratio of expenses to average net assets after
 waivers ......................................      0.58%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) .............................      0.58%(a)
Ratio of net investment income to average net
 assets after waivers .........................      1.93%(a)
Ratio of net investment income to average net
 assets before waivers (Note 6) ...............      1.93%(a)
Portfolio turnover rate .......................         9%
Effect of Voluntary expense limitation during
 the period: (Note 6) Per share benefit to net
 investment income ............................   $    --



                                                                              CLASS IB
                                                ---------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                       2002        --------------------------------------------------
                                                    (UNAUDITED)         2001             2000              1999
                                                ------------------ ------------- ------------------- ----------------
Net asset value, beginning of period ..........    $     8.74        $   11.80      $     14.87         $ 11.85
                                                   ----------        ---------      -----------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................          0.07             0.09             0.11            0.10
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ................................         (0.30)           (3.09)           (2.72)           3.15
                                                   ----------        ---------      -----------         -------
 Total from investment operations .............         (0.23)           (3.00)           (2.61)           3.25
                                                   ----------        ---------      -----------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........            --            (0.03)           (0.01)          (0.12)
 Distributions from realized gains ............            --            (0.03)           (0.45)          (0.11)
                                                   ----------        ---------      -----------         -------
 Total dividends and distributions ............            --            (0.06)           (0.46)          (0.23)
                                                   ----------        ---------      -----------         -------
Net asset value, end of period ................    $     8.51        $    8.74      $     11.80         $ 14.87
                                                   ==========        =========      ===========         =======
Total return ..................................         (2.63)%(b)      (25.47)%         (17.63)%         27.50%
                                                   ==========        =========      ===========         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............    $ 83,320          $  80,083      $  99,467           $94,581
Ratio of expenses to average net assets after
 waivers ......................................      0.83%(a)           1.01%         1.01%(c)          0.94%(c)
Ratio of expenses to average net assets before
 waivers (Note 6) .............................      0.83%(a)           1.01%         1.04%(c)          1.05%(c)
Ratio of net investment income to average net
 assets after waivers .........................      1.68%(a)           0.88%         0.86%(c)          0.96%(c)
Ratio of net investment income to average net
 assets before waivers (Note 6) ...............      1.68%(a)           0.88%         0.83%(c)          0.85%(c)
Portfolio turnover rate .......................         9%                 8%           12%               7%
Effect of Voluntary expense limitation during
 the period: (Note 6) Per share benefit to net
 investment income ............................    $   --           $    --         $    --            $  0.03



                                                    CLASS IB
                                                ----------------
                                                   YEAR ENDED
                                                  DECEMBER 31,
                                                ----------------
                                                      1998
                                                ----------------
Net asset value, beginning of period ..........    $   10.00
                                                   ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................         0.08
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ................................         1.92
                                                   ---------
 Total from investment operations .............         2.00
                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........        (0.15)
 Distributions from realized gains ............           --
                                                   ---------
 Total dividends and distributions ............        (0.15)
                                                   ---------
Net asset value, end of period ................    $   11.85
                                                   =========
Total return ..................................        20.07%
                                                   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............    $  48,075
Ratio of expenses to average net assets after
 waivers ......................................      0.84%(c)
Ratio of expenses to average net assets before
 waivers (Note 6) .............................      1.49%(c)
Ratio of net investment income to average net
 assets after waivers .........................      1.11%(c)
Ratio of net investment income to average net
 assets before waivers (Note 6) ...............      0.46%(c)
Portfolio turnover rate .......................         3%
Effect of Voluntary expense limitation during
 the period: (Note 6) Per share benefit to net
 investment income ............................    $    0.05

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                      CLASS IA
                                                                -------------------
                                                                  MARCH 25, 2002*
                                                                         TO
                                                                   JUNE 30, 2002
                                                                    (UNAUDITED)
                                                                -------------------
Net asset value, beginning of period ..........................       $  6.22
                                                                      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..........................................            --#
 Net realized and unrealized loss on investments ..............         (1.23)
                                                                      -------
 Total from investment operations .............................         (1.23)
                                                                      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................            --
 Distributions from net realized gains ........................            --
                                                                      -------
 Total dividends and distributions ............................            --
                                                                      -------
Net asset value, end of period ................................       $  4.99
                                                                      =======
Total return ..................................................        (19.77)%(b)
                                                                      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................       $   79
Ratio of expenses to average net assets after waivers .........       0.90%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................       1.01%(a)
Ratio of net investment income (loss) to average net
 assets after waivers .........................................      (0.03)%(a)
Ratio of net investment income (loss) to average net
 assets before waivers (Note 6) ...............................      (0.14)%(a)
Portfolio turnover rate .......................................          22%
Effect of Voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income ...................       $  --#



                                                                                           CLASS IB
                                                                -----------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED
                                                                      JUNE 30,                           SEPTEMBER 5, 2000*
                                                                        2002             YEAR ENDED              TO
                                                                    (UNAUDITED)      DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                ------------------- ------------------- -------------------
Net asset value, beginning of period ..........................    $      6.49         $   8.42              $ 10.00
                                                                   -----------         --------              -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..........................................          (0.01)           (0.01)                  --
 Net realized and unrealized loss on investments ..............          (1.49)           (1.92)               (1.57)
                                                                   -----------         --------              -------
 Total from investment operations .............................          (1.50)           (1.93)               (1.57)
                                                                   -----------         --------              -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................             --               --#               (0.01)
 Distributions from net realized gains ........................             --               --#                  --#
                                                                   -----------         --------              -------
 Total dividends and distributions ............................             --               --                (0.01)
                                                                   -----------         --------              -------
Net asset value, end of period ................................    $      4.99         $   6.49              $  8.42
                                                                   ===========         ========              =======
Total return ..................................................         (23.11)%(b)      (22.91)%             (15.70)%(b)
                                                                   ===========         ========              =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 152,070           $163,096              $55,402
Ratio of expenses to average net assets after waivers .........       1.15%(a)           1.15%               1.15%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................       1.26%(a)           1.29%               1.37%(a)
Ratio of net investment income (loss) to average net
 assets after waivers .........................................      (0.28)%(a)          (0.27)%             0.65%(a)
Ratio of net investment income (loss) to average net
 assets before waivers (Note 6) ...............................      (0.39)%(a)          (0.41)%             0.43%(a)
Portfolio turnover rate .......................................         22%                27%                  0%
Effect of Voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income ...................    $     --#           $   0.01             $   --#

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)

                                                       CLASS IA
                                                  -----------------
                                                   MARCH 25, 2002*
                                                          TO
                                                    JUNE 30, 2002
                                                     (UNAUDITED)
                                                  -----------------
Net asset value, beginning of period ............    $   10.77
                                                     ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.16
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         0.20
                                                     ---------
 Total from investment operations ...............         0.36
                                                     ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........           --
 Distributions from realized gains ..............        (0.02)
                                                     ---------
 Total dividends and distributions ..............        (0.02)
                                                     ---------
Net asset value, end of period ..................    $   11.11
                                                     =========
Total return ....................................         3.32%(b)
                                                     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............    $  103
Ratio of expenses to average net assets after
 waivers ........................................      0.55%(a)
Ratio of expenses to average net assets
 before waivers (Note 6) ........................      0.55%(a)
Ratio of net investment income to average
 net assets after waivers .......................      5.48%(a)
Ratio of net investment income to average
 net assets before waivers (Note 6) .............      5.48%(a)
Portfolio turnover rate .........................        49%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income .....    $   --


                                                                                CLASS IB
                                                  --------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                      JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                        2002       ---------------------------------------------------
                                                     (UNAUDITED)       2001         2000          1999         1998
                                                  ---------------- ------------ ------------ ------------- -----------
Net asset value, beginning of period ............    $ 10.76         $ 10.51      $  9.92       $ 10.57     $  10.00
                                                     -------         -------      -------       -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................       0.25            0.46         0.54          0.49         0.21
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................       0.12            0.45         0.61         (0.66)        0.70
                                                     -------         -------      -------       -------     --------
 Total from investment operations ...............       0.37            0.91         1.15         (0.17)        0.91
                                                     -------         -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........         --           (0.46)       (0.56)       (0.48)        (0.22)
 Distributions from realized gains ..............      (0.02)          (0.20)          --           --         (0.12)
                                                     -------         -------      -------      -------      --------
 Total dividends and distributions ..............      (0.02)          (0.66)       (0.56)       (0.48)        (0.34)
                                                     -------         -------      -------      -------      --------
Net asset value, end of period ..................    $ 11.11         $ 10.76      $ 10.51      $  9.92      $  10.57
                                                     =======         =======      =======      =======      ========
Total return ....................................       3.51%(b)        7.95%       11.55%       (1.64)%        9.02%
                                                     =======         =======      =======      =======      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $532,153         $429,056    $233,916       $156,581    $103,326
Ratio of expenses to average net assets after
 waivers ........................................     0.80%(a)         0.80%       0.80%          0.80%       0.80%
Ratio of expenses to average net assets
 before waivers (Note 6) ........................     0.80%(a)         0.81%       0.81%          0.89%       1.03%
Ratio of net investment income to average
 net assets after waivers .......................     5.23%(a)         5.18%       5.92%          5.53%       4.95%
Ratio of net investment income to average
 net assets before waivers (Note 6) .............     5.23%(a)         5.17%       5.91%          5.44%       4.72%
Portfolio turnover rate .........................      49%              211%        185%           233%        428%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income......   $   --           $  --#      $  --         $  0.01     $  0.01

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)



                                                               SIX MONTHS
                                                                  ENDED                          YEAR ENDED
                                                                JUNE 30,                        DECEMBER 31,
                                                                  2002        -------------------------------------------------
                                                               (UNAUDITED)        2001         2000         1999        1998
                                                           ------------------ ------------ ------------ ----------- -----------
Net asset value, beginning of period .....................    $   11.52         $ 10.76      $  9.32      $ 9.27      $ 10.00
                                                              ---------         -------      -------      ------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................         0.01            0.05         0.03        0.04         0.02
 Net realized and unrealized gain (loss) on
  investments ............................................        (0.06)           1.82         1.68        0.11        (0.72)
                                                              ---------         -------      -------      ------      -------
 Total from investment operations ........................        (0.05)           1.87         1.71        0.15        (0.70)
                                                              ---------         -------      -------      ------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................           --           (0.04)       (0.02)      (0.04)       (0.03)
 Distributions from realized gains .......................        (0.15)          (1.07)       (0.25)      (0.06)          --
                                                              ---------         -------      -------      ------      -------
 Total dividends and distributions .......................        (0.15)          (1.11)       (0.27)      (0.10)       (0.03)
                                                              ---------         -------      -------      ------      -------
Net asset value, end of period ...........................    $   11.32         $ 11.52      $ 10.76      $ 9.32      $  9.27
                                                              =========         =======      =======      ======      =======
Total return .............................................        (0.34)%(b)      17.74%       18.56%       1.66%       (7.03)%
                                                              =========         =======      =======      ======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .......................    $ 265,372         $175,167    $107,433      $72,607     $51,046
Ratio of expenses to average net assets after waivers.....      1.10%(a)          1.10%       1.12%        1.20%        1.20%
Ratio of expenses to average net assets after waivers
 and fees paid indirectly ................................      1.09%(a)          N/A         N/A          N/A          N/A
Ratio of expenses to average net assets before
 waivers (Note 6) ........................................      1.11%(a)          1.13%       1.15%        1.30%        1.54%
Ratio of net investment income to average net assets
 after waivers ...........................................      0.35%(a)          0.54%       0.31%        0.48%        0.52%
Ratio of net investment income to average net assets
 after waivers and fees paid indirectly ..................      0.36%(a)          N/A         N/A          N/A          N/A
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................      0.34%(a)          0.51%       0.28%        0.39%        0.18%
Portfolio turnover rate ..................................        40%              91%         69%          48%          21%
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income ..............    $   --#           $  --#      $  --         $ 0.01      $  0.02

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                              CLASS IB
                                                                             ------------------------------------------
                                                                               SIX MONTHS ENDED       AUGUST 31, 2001*
                                                                                 JUNE 30, 2002               TO
                                                                                  (UNAUDITED)        DECEMBER 31, 2001
                                                                             --------------------   -------------------
Net asset value, beginning of period .....................................       $   11.39              $   10.00
                                                                                 ---------              ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................              --#                    --#
 Net realized and unrealized gain on investments and foreign
   currency transactions .................................................            0.20+                  1.39
                                                                                 ---------              ---------
 Total from investment operations ........................................            0.20                   1.39
                                                                                 ---------              ---------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................           (0.01)                    --
                                                                                 ---------              ---------
Net asset value, end of period ...........................................       $   11.58              $   11.39
                                                                                 =========              =========
Total return .............................................................            1.76%(b)              13.90%(b)
                                                                                 =========              =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................       $ 60,605               $   9,292
Ratio of expenses to average net assets after waivers ....................         1.15%(a)               1.15%(a)
Ratio of expenses to average net assets after waivers and fees paid
 indirectly ..............................................................         1.14%(a)               N/A
Ratio of expenses to average net assets before waivers (Note 6) ..........         1.48%(a)               3.59%(a)
Ratio of net investment income to average net assets after waivers .......        (0.17)%(a)             (0.13)%(a)
Ratio of net investment loss to average net assets after waivers and
fees paid indirectly .....................................................        (0.16)%(a)              N/A
Ratio of net investment income to average net assets before waivers
 (Note 6) ................................................................        (0.50)%(a)             (2.57)%(a)
Portfolio turnover rate ..................................................          61%                    22%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..............................         0.01                    --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                    CLASS B
                                                     ----------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                            2002        ---------------------------------------------------
                                                         (UNAUDITED)        2001         2000         1999         1998
                                                     ------------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period ...............      $  13.77        $  13.85      $ 13.76      $ 12.36      $ 11.58
                                                          --------        --------     --------     --------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................          0.04            0.10         0.21         0.17         0.12
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         (1.12)           0.65         1.33         2.15         1.21
                                                          --------        --------     --------     --------     -------
 Total from investment operations ..................         (1.08)           0.75         1.54         2.32         1.33
                                                          --------        --------     --------     --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............          --#            (0.10)       (0.21)       (0.18)       (0.12)
 Distributions from realized gains .................         (0.13)          (0.73)       (1.24)       (0.74)       (0.43)
                                                     -------------        --------     --------     --------     --------
 Total dividends and distributions .................         (0.13)          (0.83)       (1.45)       (0.92)       (0.55)
                                                     -------------        --------     --------     --------     --------
Net asset value, end of period .....................      $  12.56        $  13.77      $ 13.85      $ 13.76      $ 12.36
                                                     =============        ========     ========     ========     ========
Total return .......................................         (7.87)%(b)       5.49%       11.81%       19.00%       11.59%
                                                     =============        ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $673,185          $613,150     $392,035     $300,467     $174,104
Ratio of expenses to average net assets after
 waivers ...........................................     0.95%(a)           0.95%        0.92%        0.85%        0.85%
Ratio of expenses to average net assets before
 waivers (Note 6) ..................................     0.95%(a)           0.95%        0.93%        0.96%        1.06%
Ratio of net investment income to average net
 assets after waivers ..............................     0.61%(a)           0.85%        1.56%        1.42%        1.41%
Ratio of net investment income to average net
 assets before waivers (Note 6) ....................     0.61%(a)           0.85%        1.55%        1.31%        1.20%
Portfolio turnover rate ............................       18%               64%          81%          71%          83%
 Effect of voluntary expense limitation during the
  period: (Note 6)
 Per share benefit to net investment income ........    $  --             $  --#       $  --        $  0.01      $  0.02


                                                         CLASS B
                                                     ----------------
                                                       MAY 1, 1997*
                                                            TO
                                                       DECEMBER 31,
                                                           1997
                                                     ----------------
Net asset value, beginning of period ...............    $   10.00
                                                        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.06
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         1.64
                                                        ---------
 Total from investment operations ..................         1.70
                                                        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............        (0.06)
 Distributions from realized gains .................        (0.06)
                                                        ---------
 Total dividends and distributions .................        (0.12)
                                                        ---------
Net asset value, end of period .....................    $   11.58
                                                        =========
Total return .......................................        16.99%(b)
                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $  49,495
Ratio of expenses to average net assets after
 waivers ...........................................     0.85%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) ..................................     1.89%(a)
Ratio of net investment income to average net
 assets after waivers ..............................     1.91%(a)
Ratio of net investment income to average net
 assets before waivers (Note 6) ....................     0.87%(a)
Portfolio turnover rate ............................      25%
 Effect of voluntary expense limitation during the
  period: (Note 6)
 Per share benefit to net investment income ........    $ 0.03

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                       CLASS IA
                              -------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED
                                    JUNE 30,                 YEAR ENDED DECEMBER 31,                NOVEMBER 24, 1998*
                                      2002        ----------------------------------------------            TO
                                  (UNAUDITED)          2001          2000            1999            DECEMBER 31, 1998
                              ------------------- ------------- ------------- ------------------ ------------------------
Net asset value,
 beginning of period ........    $ 13.82            $   20.91     $   27.40      $    16.04           $     14.18
                                 -------            ---------     ---------      ----------           -----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income(loss) ..............      (0.01)                0.07          0.04            0.01                    --
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions ..............      (3.29)               (7.16)        (5.13)          11.83                  1.86
                                 -------            ---------     ---------      ----------           -----------
 Total from investment
  operations ................      (3.30)               (7.09)        (5.09)          11.84                  1.86
                                 -------            ---------     ---------      ----------           -----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income..........         --                   --            --              --                    --
 Distributions from
  realized gains ............         --                   --#        (1.40)          (0.48)                   --
                                 -------            ---------     ---------      ----------           -----------
 Total dividends and
  distributions .............         --                   --         (1.40)          (0.48)                   --
                                 -------            ---------     ---------      ----------           -----------
Net asset value, end of
 period .....................    $ 10.52            $   13.82     $   20.91      $    27.40           $     16.04
                                 =======            =========     =========      ==========           ===========
Total return ................     (23.88)%(b)          (33.89)%      (18.56)%         74.43%                13.12%(b)
                                ========            =========     =========      ==========           ===========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's) ....................    $29,358%           $  43,918     $  72,889      $   46,248           $     5,978
Ratio of expenses to
 average net assets
 after waivers ..............      N/A                 N/A%          0.70%          0.60%(c)            0.60%(a)(c)
Ratio of expenses to
 average net assets
 after waivers and fees
 paid indirectly ............    0.70%(a)              N/A           N/A             N/A                    N/A
Ratio of expenses to
 average net assets
 before waivers
 (Note 6) ...................    0.72 %(a)             0.72%         0.70%          0.70%(c)            0.79%(a)(c)
Ratio of net investment
 income (loss) to
 average net assets
 after waivers ..............      N/A                 N/A%          0.15%          0.09%(c)          (0.05)%(a)(c)
Ratio of net investment
 loss to average net
 assets after waivers
 and fees paid
 indirectly .................   (0.18)%(a)             N/A           N/A             N/A                    N/A
Ratio of net investment
 income (loss) to
 average net assets
 before waivers (Note
 6) .........................   (0.20)%(a)             0.02%         0.14%         (0.01)%(c)         (0.24)%(a)(c)
Portfolio turnover rate .....      53%                 278%          203%            184%                   79%
 Effect of voluntary
  expense limitation
  during the period:
  (Note 6)
  Per share benefit to
   net investment
   income ...................      N/A               $  --        $   --         $  0.01              $     --




                                                                          CLASS IB
                              -------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED
                                    JUNE 30,                                 YEAR ENDED DECEMBER 31,
                                      2002        -----------------------------------------------------------------------------
                                  (UNAUDITED)           2001              2000                1999                 1998
                              ------------------- --------------- ------------------- -------------------- --------------------
Net asset value,
 beginning of period ........    $ 13.70             $   20.78       $     27.33          $    16.04           $    11.92
                                 -------             ---------       -----------          ----------           ----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income(loss) ..............      (0.03)                (0.04)            (0.02)              (0.02)               (0.03)
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions ..............      (3.25)                (7.04)            (5.13)              11.79                 4.15
                                 -------             ---------       -----------          ----------           ----------
 Total from investment
  operations ................      (3.28)                (7.08)            (5.15)              11.77                 4.12
                                 -------             ---------       -----------          ----------           ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income..........         --                    --                --                  --                   --
 Distributions from
  realized gains ............         --                    --             (1.40)              (0.48)                  --
                                 -------             ---------       -----------          ----------           ----------
 Total dividends and
  distributions .............        --                     --             (1.40)              (0.48)                  --
                                 -------             ---------       -----------          ----------           ----------
Net asset value, end of
 period .....................    $ 10.42             $   13.70       $     20.78          $    27.33           $    16.04
                                 =======             =========       ===========          ==========           ==========
Total return ................     (23.94)%(b)           (34.06)%          (18.83)%             73.62%               34.57%
                                ========             =========       ===========          ==========           ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's) ....................   $966,820            $1,363,276       $ 2,142,512          $1,665,635           $  461,307
Ratio of expenses to
 average net assets
 after waivers ..............     N/A                  N/A              0.95%(c)            0.85%(c)              0.85%(c)
Ratio of expenses to
 average net assets
 after waivers and fees
 paid indirectly ............   0.95%(a)               N/A               N/A                 N/A                  N/A
Ratio of expenses to
 average net assets
 before waivers
 (Note 6) ...................   0.97%(a)              0.97%             0.95%(c)            0.95%(c)              1.04%(c)
Ratio of net investment
 income (loss) to
 average net assets
 after waivers ..............     N/A                  N/A             (0.11)%(c)          (0.16)%(c)            (0.30)%(c)
Ratio of net investment
 loss to average net
 assets after waivers
 and fees paid
 indirectly .................  (0.43)%(a)              N/A               N/A                 N/A                  N/A
Ratio of net investment
 income (loss) to
 average net assets
 before waivers (Note
 6) .........................  (0.45)%(a)            (0.23)%           (0.11)%(c)          (0.26)%(c)           (0.49)%(c)
Portfolio turnover rate .....     53%                  278%              203%                184%                   79%
 Effect of voluntary
  expense limitation
  during the period:
  (Note 6)
  Per share benefit to
   net investment
   income ...................     N/A              $    --            $   --             $   0.01              $  0.02




                                   CLASS IB
                              ------------------
                                 MAY 1, 1997*
                                      TO
                               DECEMBER 31, 1997
                              ------------------
Net asset value,
 beginning of period ........    $    10.00
                                 ----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income(loss) ..............          0.02
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions ..............          2.21
                                 ----------
 Total from investment
  operations ................          2.23
                                 ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income..........         (0.02)
 Distributions from
  realized gains ............         (0.29)
                                 ----------
 Total dividends and
  distributions .............         (0.31)
                                 ----------
Net asset value, end of
 period .....................    $    11.92
                                 ==========
Total return ................         22.42%(b)
                                 ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's) ....................    $   99,317
Ratio of expenses to
 average net assets
 after waivers ..............      0.85%(a)
Ratio of expenses to
 average net assets
 after waivers and fees
 paid indirectly ............       N/A
Ratio of expenses to
 average net assets
 before waivers
 (Note 6) ...................      1.82%(a)
Ratio of net investment
 income (loss) to
 average net assets
 after waivers ..............      0.61%(a)
Ratio of net investment
 loss to average net
 assets after waivers
 and fees paid
 indirectly .................       N/A
Ratio of net investment
 income (loss) to
 average net assets
 before waivers (Note
 6) .........................     (0.36)%(a)
Portfolio turnover rate .....       116%
 Effect of voluntary
  expense limitation
  during the period:
  (Note 6)
  Per share benefit to
   net investment
   income ...................    $  0.04

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO:***
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                      CLASS IA
                                                                -------------------
                                                                  MARCH 25, 2002*
                                                                         TO
                                                                   JUNE 30, 2002
                                                                    (UNAUDITED)
                                                                -------------------
Net asset value, beginning of period ..........................       $  8.89
                                                                      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................         0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         (1.03)
                                                                      -------
 Total from investment operations .............................         (1.01)
                                                                      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................           --#
                                                                      -------
Net asset value, end of period ................................       $  7.88
                                                                      =======
Total return ..................................................        (11.36)%(b)
                                                                      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................      $  87
Ratio of expenses to average net assets after waivers .........       0.70%(a)
Ratio of expenses to average net assets after waivers and
 fees paid indirectly .........................................       0.68%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................       0.71%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................       0.70%(a)
Ratio of net investment income to average net assets after
 waivers and fees paid indirectly .............................       0.72%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................       0.69%(a)
Portfolio turnover rate .......................................         29%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................      $ -- #


                                                                                         CLASS IB
                                                                -----------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED
                                                                      JUNE 30,              YEAR ENDED DECEMBER 31,
                                                                        2002        ---------------------------------------
                                                                    (UNAUDITED)          2001          2000         1999
                                                                ------------------- ------------- ------------- -----------
Net asset value, beginning of period ..........................      $   8.97          $  10.72      $  10.84     $ 10.00
                                                                     --------          --------      --------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.02              0.04          0.04         0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         (1.12)            (1.75)        (0.12)        0.84
                                                                     --------          --------      --------     -------
 Total from investment operations .............................         (1.10)            (1.71)        (0.08)        0.88
                                                                     --------          --------      --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................            --#            (0.04)        (0.04)       (0.04)
                                                                     --------          --------      --------     --------
Net asset value, end of period ................................      $   7.87          $   8.97      $  10.72     $  10.84
                                                                     ========          ========      ========     ========
Total return ..................................................        (12.23)%(b)       (15.97)%       (0.77)%       8.76%
                                                                     ========          ========      ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................      $218,755          $244,038      $223,078     $109,828
Ratio of expenses to average net assets after waivers .........      0.95%(a)           0.95%         0.93%        0.85%
Ratio of expenses to average net assets after waivers and
 fees paid indirectly .........................................      0.93%(a)            N/A           N/A          N/A
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................      0.96%(a)           0.97%         0.96%        1.16%
Ratio of net investment income to average net assets after
 waivers ......................................................      0.45%(a)           0.48%         0.45%        0.80%
Ratio of net investment income to average net assets after
 waivers and fees paid indirectly .............................      0.47%(a)            N/A           N/A          N/A
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................      0.44%(a)           0.46%         0.42%        0.49%
Portfolio turnover rate .......................................        29%               84%           65%          64%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................      $ --#             $ -- #        $  --       $ 0.01

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                             CLASS IB
                                             -------------------------------------------------------------------------
                                                  SIX MONTHS                    YEAR ENDED DECEMBER 31,
                                                    ENDED        -----------------------------------------------------
                                                   JUNE 30,
                                                     2002
                                                 (UNAUDITED)          2001          2000         1999         1998
                                             ------------------- ------------- ------------- ------------ ------------
Net asset value, beginning of period .......      $  11.23         $  14.71       $  17.06     $ 14.21      $ 11.48
                                                  --------         --------       --------     -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................          0.02             0.01            --#        0.02         0.04
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions ...................         (1.66)           (3.18)         (0.91)       3.24         2.73
                                                  --------         --------       --------     -------      -------
 Total from investment operations ..........         (1.64)           (3.17)         (0.91)       3.26         2.77
                                                  --------         --------       --------     -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income ..................................            --#           (0.01)         (0.03)       (0.02)       (0.04)
 Distributions from realized gains .........            --            (0.30)         (1.41)       (0.39)          --
                                                  --------         --------       --------     --------     --------
 Total dividends and distributions .........            --#           (0.31)         (1.44)       (0.41)       (0.04)
                                                  --------         --------       --------     --------     --------
Net asset value, end of period .............      $   9.59         $  11.23       $  14.71     $  17.06      $ 14.21
                                                  ========         ========       ========     ========     ========
Total return ...............................        (14.60)%(b)      (21.82)%        (5.25)%      23.12%       24.11%
                                                  ========         ========       ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........      $541,318         $683,354       $878,120     $685,270     $407,619
Ratio of expenses to average net assets
 after waivers .............................       0.95%(a)          0.95%         0.92%        0.85%        0.85%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly.....       0.92%(a)           N/A            N/A         N/A          N/A
Ratio of expenses to average net assets
 before waivers (Note 6) ...................       0.98%(a)          0.97%         0.94%        0.96%        1.05%
Ratio of net investment income to
 average net assets after waivers ..........       0.30%(a)          0.12%        (0.05)%       0.12%        0.44%
Ratio of net investment income to
 average net assets after waivers and
 fees paid indirectly ......................       0.33%(a)           N/A            N/A         N/A          N/A
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ..................................      0.27%(a)           0.10%        (0.08)%       0.01%        0.24%
Portfolio turnover rate ....................        50%              100%           92%          91%          73%
 Effect of voluntary expense limitation
   during the period: (Note 6)
 Per share benefit to net investment
   income ..................................       $-- #            $-- #         $  --       $  0.01       $  0.02



                                                  CLASS IB
                                             ------------------
                                                MAY 1, 1997*
                                                     TO
                                                DECEMBER 31,
                                                    1997
                                             ------------------
Net asset value, beginning of period .......    $    10.00
                                                ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................          0.02
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions ...................          1.58
                                                ----------
 Total from investment operations ..........          1.60
                                                ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income ..................................         (0.02)
 Distributions from realized gains .........         (0.10)
                                                ----------
 Total dividends and distributions .........         (0.12)
                                                ----------
Net asset value, end of period .............    $    11.48
                                                ==========
Total return ...............................         16.07%(b)
                                                ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........    $  114,754
Ratio of expenses to average net assets
 after waivers .............................     0.85%(a)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly.....      N/A
Ratio of expenses to average net assets
 before waivers (Note 6) ...................     1.78%(a)
Ratio of net investment income to
 average net assets after waivers ..........     0.65%(a)
Ratio of net investment income to
 average net assets after waivers and
 fees paid indirectly ......................      N/A
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ..................................   (0.28)%(a)
Portfolio turnover rate ....................      51%
 Effect of voluntary expense limitation
   during the period: (Note 6)
 Per share benefit to net investment
   income ..................................    $  0.03

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                          CLASS IB
                                          ------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                 2002        -----------------------------------------------------
                                              (UNAUDITED)         2001         2000          1999         1998
                                          ------------------ ------------- ------------ ------------- ------------
Net asset value, beginning of period           $  11.28         $ 12.22      $ 11.56       $ 12.77      $ 11.52
                                               --------         -------      -------       -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..................          0.06            0.11         0.12          0.16         0.11
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........         (1.11)          (0.94)        0.66         (0.34)        1.35
                                               --------         -------      -------       -------      -------
 Total from investment operations                 (1.05)          (0.83)        0.78         (0.18)        1.46
                                               --------         -------      -------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ................................            --#          (0.11)       (0.12)       (0.16)        (0.11)
 Distributions from realized gains                   --              --           --        (0.87)        (0.10)
                                               --------         -------      -------      -------       -------
 Total dividends and distributions                   --#          (0.11)       (0.12)       (1.03)        (0.21)
                                               --------         -------      -------      -------       -------
Net asset value, end of period ..........      $  10.23         $ 11.28      $ 12.22      $ 11.56       $ 12.77
                                               ========         =======      =======      =======       =======
Total return ............................         (9.26)%(b)      (6.73)%       6.69%       (1.27)%       12.75%
                                               ========         =======      =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......      $539,451         $589,382     $564,610     $544,271      $460,744
Ratio of expenses to average net
 assets after waivers ...................      0.95%(a)           0.95%        0.92%        0.85%        0.85%
Ratio of expenses to average net
 assets before waivers (Note 6) .........      0.95%(a)           0.95%        0.92%        0.95%        1.04%
Ratio of net investment income to
 average net assets after waivers .......      1.12%(a)           1.01%        1.05%        1.29%        1.30%
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ...............................      1.12%(a)           1.01%        1.05%        1.19%        1.11%
Portfolio turnover rate .................        23%               89%          87%          77%          74%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
 Per share benefit to net
  investment income .....................      $ --               $-- #       $  --       $  0.01     $  0.02



                                              CLASS IB
                                          -----------------
                                             MAY 1, 1997*
                                                  TO
                                             DECEMBER 31,
                                                 1997
                                          -----------------
Net asset value, beginning of period        $ 10.00
                                            -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..................     0.06
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........     1.56
                                            -------
 Total from investment operations........     1.62
                                            -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ................................     (0.06)
 Distributions from realized gains.......     (0.04)
                                            -------
 Total dividends and distributions.......     (0.10)
                                            -------
Net asset value, end of period ..........   $ 11.52
                                            =======
Total return ............................     16.23%(b)
                                            =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......  $150,260
Ratio of expenses to average net
 assets after waivers ...................   0.85%(a)
Ratio of expenses to average net
 assets before waivers (Note 6) .........   1.75%(a)
Ratio of net investment income to
 average net assets after waivers .......   1.67%(a)
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ...............................   0.77%(a)
Portfolio turnover rate .................     61%
Effect of voluntary expense
 limitation during the period:
 (Note 6)
 Per share benefit to net
  investment income .....................  $  0.03

                       See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                   CLASS IA                                     CLASS IB
                              ----------------- ------------------------------------------------------------------------
                                                    SIX MONTHS
                               MARCH 25, 2002*         ENDED
                                      TO             JUNE 30,                     YEAR ENDED DECEMBER 31,
                                JUNE 30, 2002          2002        -----------------------------------------------------
                                 (UNAUDITED)        (UNAUDITED)         2001          2000         1999         1998
                              ----------------- ------------------ ------------- ------------- ------------ ------------
Net asset value, beginning
 of period ..................   $    10.52         $    10.46        $  13.44      $  19.35      $ 13.01      $  10.89
                                ----------         ----------        --------      --------      -------      --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income.......         0.04               0.05            0.08          0.27         0.07          0.05
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ..............        (0.34)             (0.30)          (2.98)        (2.71)        7.69          2.07
                                ----------         ----------        --------      --------      -------      --------
 Total from investment
  operations ................        (0.30)             (0.25)          (2.90)        (2.44)        7.76          2.12
                                ----------         ----------        --------      --------      -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .........           --                 --           (0.06)        (0.19)        (0.35)          --
 Distributions from
  realized gains ............           --                 --           (0.02)        (3.28)        (1.07)          --
                                ----------         ----------        --------      --------      --------     --------
 Total dividends and
  distributions .............           --                 --           (0.08)        (3.47)        (1.42)          --
                                ----------         ----------        --------      --------      --------     --------
Net asset value, end of
 period .....................   $    10.22         $    10.21        $  10.46      $  13.44      $  19.35     $  13.01
                                ----------         ----------        --------      --------      --------     --------
Total return ................        (2.94)%(b)         (2.39)%(b)     (21.55)%      (12.33)%       60.24%       19.51%
                                ==========         ==========        ========      ========      ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ....................   $   96             $  508,628        $299,090      $357,232      $299,159     $143,721
Ratio of expenses to
 average net assets after
 waivers ....................     1.00%(a)          1.25%(a)           1.25%         1.23%        1.20%         1.20%
Ratio of expenses to
 average net assets after
 waivers and fees paid
 indirectly .................     1.00%(a)          1.25%(a)           N/A           N/A           N/A          N/A
Ratio of expenses to
 average net assets before
 waivers (Note 6) ...........     1.03%(a)          1.28%(a)           1.39%         1.27%        1.26%         1.46%
Ratio of net investment
 income to average net
 assets after waivers .......     1.56%(a)          1.31%(a)           0.66%         1.01%        0.54%         0.64%
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .......     1.56%(a)          1.31%(a)           N/A           N/A           N/A          N/A
Ratio of net investment
 income to average net
 assets before waivers
 (Note 6) ...................     1.53%(a)          1.28%(a)          0.52%         0.98%         0.48%         0.38%
Portfolio turnover rate .....       23%               23%              76%          112%          119%           94%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to net
  investment income .........   $  --#            $  --#            $ 0.02         $ 0.01       $  0.01       $  0.02



                                   CLASS IB
                              ------------------
                                 MAY 1, 1997*
                                      TO
                               DECEMBER 31, 1997
                              ------------------
Net asset value, beginning
 of period ..................     $ 10.00
                                  -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income.......        0.03
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ..............        0.93
                                  -------
 Total from investment
  operations ................        0.96
                                  -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .........       (0.02)
 Distributions from
  realized gains ............       (0.05)
                                  -------
 Total dividends and
  distributions .............       (0.07)
                                  -------
Net asset value, end of
 period .....................     $ 10.89
                                  -------
Total return ................        9.58%(b)
                                  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ....................     $55,178
Ratio of expenses to
 average net assets after
 waivers ....................     1.20%(a)
Ratio of expenses to
 average net assets after
 waivers and fees paid
 indirectly .................      N/A
Ratio of expenses to
 average net assets before
 waivers (Note 6) ...........     2.53%(a)
Ratio of net investment
 income to average net
 assets after waivers .......     0.74%(a)
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .......      N/A
Ratio of net investment
 income to average net
 assets before waivers
 (Note 6) ...................    (0.59)%(a)
Portfolio turnover rate .....      43%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to net
  investment income .........    $ 0.05

                       See notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                CLASS IB
                                               --------------------------------------------------------------------------
                                                    SIX MONTHS                    YEAR ENDED DECEMBER 31,
                                                      ENDED        ------------------------------------------------------
                                                     JUNE 30,
                                                       2002
                                                   (UNAUDITED)          2001          2000          1999         1998
                                               ------------------- ------------- ------------- ------------- ------------
Net asset value, beginning of period .........      $  13.03          $  17.24     $  21.41       $ 16.79       $ 12.33
                                                    --------          --------     --------       -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................            --#               --#       (0.04)        (0.03)         0.01
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions .....................         (2.17)            (4.21)       (3.70)         5.09          4.46
                                                    --------       -----------     --------       -------       -------
 Total from investment operations ............         (2.17)            (4.21)       (3.74)         5.06          4.47
                                                    --------       -----------     --------       -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income ....................................            --                --            --            --        (0.01)
 Distributions from realized gains ...........            --                --        (0.43)       (0.44)            --
                                                    --------       -----------     --------       -------       -------
 Total dividends and distributions ...........            --                --        (0.43)       (0.44)         (0.01)
                                                    --------       -----------     --------       -------       -------
Net asset value, end of period ...............      $  10.86          $  13.03     $  17.24       $ 21.41       $ 16.79
                                                    ========       ===========     ========       =======       =======
Total return .................................        (16.65)%(b)       (24.42)%     (17.79)%       30.24%        36.27%
                                                    ========       ===========     ========       =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............      $236,889          $299,380     $397,968       $384,175      $175,015
Ratio of expenses to average net assets
 after waivers ...............................      0.95%(a)           0.95%         0.95%         0.93%         0.85%
Ratio of expenses to average net assets
 before waivers (Note 6) .....................      0.95%(a)           0.98%         0.97%         0.98%         1.09%
Ratio of net investment income to
 average net assets after waivers ............      0.04%(a)          (0.02)%       (0.25)%       (0.20)%        0.14%
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ....................................      0.04%(a)          (0.05)%       (0.23)%       (0.25)%       (0.10)%
Portfolio turnover rate ......................        99%                95%          81%           76%           64%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
   income ....................................      $  --#            $ 0.01       $   --         $ 0.01        $ 0.02



                                                    CLASS IB
                                               ------------------
                                                  MAY 1, 1997*
                                                       TO
                                                  DECEMBER 31,
                                                      1997
                                               ------------------
Net asset value, beginning of period .........    $    10.00
                                                  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................          0.02
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions .....................          2.45
                                                  ----------
 Total from investment operations ............          2.47
                                                  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income ....................................         (0.03)
 Distributions from realized gains ...........         (0.11)
                                                  ----------
 Total dividends and distributions ...........         (0.14)
                                                  ----------
Net asset value, end of period ...............    $    12.33
                                                  ==========
Total return .................................         24.70%(b)
                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............    $   39,695
Ratio of expenses to average net assets
 after waivers ...............................      0.85%(a)
Ratio of expenses to average net assets
 before waivers (Note 6) .....................      2.13%(a)
Ratio of net investment income to
 average net assets after waivers ............      0.58%(a)
Ratio of net investment income to
 average net assets before waivers
 (Note 6) ....................................    (0.70)%(a)
Portfolio turnover rate ......................        47%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
   income ....................................    $   0.05

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Concluded)


                                                     CLASS IA
                                                -----------------
                                                 MARCH 25, 2002*
                                                        TO
                                                  JUNE 30, 2002
                                                   (UNAUDITED)
                                                -----------------
Net asset value, beginning of period ..........      $ 9.32
                                                     ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................        0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ................................       (0.63)
                                                     ------
 Total from investment operations .............       (0.61)
                                                     ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........       (0.01)
 Distributions from realized gains ............          --
                                                     ------
 Total dividends and distributions ............       (0.01)
                                                     ------
Net asset value, end of period ................      $ 8.70
                                                     ======
Total return ..................................       (6.55)%(b)
                                                     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............     $   92
Ratio of expenses to average net assets after
 waivers ......................................     0.60%(a)
Ratio of expenses to average net assets
 before waivers (Note 6) ......................     0.71%(a)
Ratio of net investment income to average
 net assets after waivers .....................     0.94%(a)
Ratio of net investment income to average
 net assets before waivers (Note 6) ...........     0.83%(a)
Portfolio turnover rate .......................        3%
Average commission rate paid ..................
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment
  income ......................................     $   --




                                                                             CLASS IB
                                                ------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                       2002        -----------------------------------------------
                                                    (UNAUDITED)        2001        2000        1999        1998
                                                ------------------ ----------- ----------- ----------- -----------
Net asset value, beginning of period ..........      $  9.15         $ 9.03      $ 10.85    $  9.56      $ 10.00
                                                     -------         ------      -------    -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................        0.03            0.06         0.09       0.09         0.07
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ................................        (0.48)          0.13        (0.55)      1.85        (0.30)
                                                     -------         ------      -------    -------      -------
 Total from investment operations .............        (0.45)          0.19        (0.46)      1.94        (0.23)
                                                     -------         ------      -------    -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........        (0.01)         (0.05)       (0.08)     (0.09)       (0.07)
 Distributions from realized gains ............           --          (0.02)       (1.28)     (0.56)       (0.14)
                                                     -------         ------      -------    -------      -------
 Total dividends and distributions ............        (0.01)         (0.07)       (1.36)     (0.65)       (0.21)
                                                     -------         ------      -------    -------      -------
Net asset value, end of period ................      $  8.69         $ 9.15      $  9.03    $ 10.85      $  9.56
                                                     =======         ======      =======    =======      =======
Total return ..................................        (4.92)%(b)      2.12%       (3.43)%    20.68%       (2.27)%
                                                     =======         ======      =======    =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............      $88,244         $82,203     $72,747    $59,931      $32,609
Ratio of expenses to average net assets after
 waivers ......................................      0.85%(a)         0.82%        0.75%     0.71%         0.60%
Ratio of expenses to average net assets
 before waivers (Note 6) ......................      0.95%(a)         0.82%        0.93%     1.20%         1.81%
Ratio of net investment income to average
 net assets after waivers .....................      0.69%(a)         0.74%        0.73%     1.11%         1.18%
Ratio of net investment income to average
 net assets before waivers (Note 6) ...........      0.58%(a)         0.73%        0.55%     0.62%       (0.03)%
Portfolio turnover rate .......................        3%             36%          59%       59%           35%
Average commission rate paid ..................
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment
  income ......................................    $    --          $   --#      $  0.02    $  0.04     $  0.07

---------

*    Commencement of Operations

**   Commenced operations on January 1, 1998.

***  Commenced operations on January 1, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#    Per share distribution is less than $0.01.

(a)  Annualized

(b)  Total return is not annualized.

(c) Reflects overall fund ratios for investment income and non-class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31,1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) Net investment income and capital changes per share are based on monthly average shares outstanding.

(f) On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio . Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.

(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(h) On May 19, 2001, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the Lazard Large Cap Value Portfolio.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

Note 1  Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with thirty-six diversified portfolios and three non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/Emerging Markets Equity Portfolio.

     The EQ/Aggressive Stock and EQ/Balanced Portfolios employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     Effective May 1, 2002, the Board of Trustees approved the name change of EQ/Alliance High Yield Portfolio to EQ/High Yield Portfolio and EQ/Putnam Investors Growth Portfolio to EQ/Putnam Voyager Portfolio.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the period ended June 30, 2002, the Trust had Class IB shares outstanding for each Portfolio. In addition, as of and during the period ended June 30, 2002, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statements of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Alliance Premier Growth Portfolio, EQ/Alliance Technology Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/FI Small/Mid Cap Value and EQ/MFS Emerging Growth Companies Portfolio.

     The investment objectives and certain investment policies of each Portfolio are as follows:

     EQ/Aggressive Stock Portfolio (advised by Alliance Capital Management,
L. P. ("Alliance"), Marsico Capital Management, LLC, MFS Investment Management and Provident Investment Counsel, Inc.) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Common Stock Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital and increased income.

     EQ/Alliance Global Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

     EQ/Alliance Growth and Income Portfolio (advised by Alliance) -- Seeks to provide a high total return.

     EQ/Alliance Growth Investors Portfolio (advised by Alliance) -- Seeks to achieve the highest total returns consistent with the Adviser's determination of reasonable risk.

     EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal.

     EQ/Alliance International Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

     EQ/Alliance Money Market Portfolio (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Quality Bond Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with moderate risk to capital.

     EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Technology Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital. Current income is incidental to the Portfolio's objective.

     EQ/AXP New Dimensions Portfolio (advised by American Express Financial Corporation) -- Seeks long-term growth of capital.

     EQ/AXP Strategy Aggressive Portfolio (advised by American Express Financial Corporation) -- Seeks long-term growth of capital.

     EQ/Balanced Portfolio (advised by Alliance, Capital Guardian Trust Company, Mercury Advisors and Jennison Associates LLC) -- Seeks to achieve a high return through both appreciation of capital and current income.

     EQ/Bernstein Diversified Value Portfolio (advised by Bernstein Investment Research and Management, a unit of Alliance) -- Seeks capital appreciation.

     EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.) -- Seeks long-term capital appreciation.

     EQ/Capital Guardian International Portfolio (advised by Capital Guardian Trust Company) -- Seeks to achieve long-term growth of capital.

     EQ/Capital Guardian Research Portfolio (advised by Capital Guardian Trust Company) -- Seeks long-term growth of capital.

     EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian Trust Company) -- Seeks long-term growth of capital.

     EQ/Emerging Markets Equity Portfolio (advised by Morgan Stanley Investment Management) -- Seeks long-term capital appreciation.

     EQ/Equity 500 Index Portfolio (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

     EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) -- Seeks long-term capital growth.

     EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company) -- Seeks long-term growth of capital.

     EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity Management & Research Company) -- Seeks long-term capital appreciation.

     EQ/High Yield Portfolio (formerly EQ/Alliance High Yield Portfolio) (advised by Alliance) -- Seeks to achieve a high total return through a combination of current income and capital appreciation.

     EQ/International Equity Index Portfolio (advised by Deutsche Asset Management Inc.) -- Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management,
LLC) -- Seeks long-term growth of capital.

     EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation.

     EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC) -- Seeks long-term growth of capital.

     EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) -- Seeks capital appreciation and secondarily, income.

     EQ/MFS Emerging Growth Companies Portfolio (advised by MFS Investment Management) -- Seeks to provide long-term capital growth.

     EQ/MFS Investors Trust Portfolio (advised by MFS Investment Management) -- Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     EQ/MFS Research Portfolio (advised by MFS Investment Management) -- Seeks to provide long-term growth of capital and future income.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, LLC) -- Seeks capital growth. Current income is a secondary objective.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, LLC) -- Seeks capital appreciation.

     EQ/Putnam Voyager Portfolio (formerly known as EQ/Putnam Investors Growth Portfolio) (advised by Putnam Investment Management, LLC) -- Seeks long-term growth of capital and any increased income that results from this growth.

     EQ/Small Company Index Portfolio (advised by Deutsche Asset Management Inc.) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Purchased options, including options on futures that are traded on exchanges, are valued at their last bid price. Written options are valued at their last ask price. Options not traded on an exchange or not actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices. The EQ/Alliance Money Market Portfolio values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principle markets determined and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities. Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities. Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, in-kind redemptions and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

Organizational Expense:

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the Portfolios that commenced operations on May 1, 1997 and were deferred and

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


are being amortized on a straight-line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the EQ/Equity 500 Index Portfolio, EQ/International Equity Index Portfolio, EQ/Small Company Index Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/ Bernstein Diversified Value Portfolio and the EQ/Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the period ended June 30, 2002, several Portfolios reduced expenses under these arrangements as follows:




PORTFOLIO                                                  AMOUNT
------------------------------------------------------   ----------
EQ/Aggressive Stock Portfolio ........................    $ 93,578
EQ/Alliance Common Stock Portfolio ...................     424,741
EQ/Alliance Growth Investors Portfolio ...............      17,999
EQ/Alliance Growth and Income Portfolio ..............      18,578
EQ/Alliance International Portfolio ..................       4,652
EQ/Alliance Premier Growth Portfolio .................      34,221
EQ/Alliance Small Cap Growth Portfolio ...............      41,632
EQ/Alliance Technology Portfolio .....................      14,019
EQ/Balanced Portfolio ................................      97,492
EQ/Bernstein Diversified Value Portfolio .............      35,217
EQ/Capital Guardian International Portfolio ..........       2,948
EQ/Capital Guardian Research Portfolio ...............      10,446
EQ/Capital Guardian U.S. Equity Portfolio ............      16,935
EQ/Emerging Markets Equity Portfolio .................       8,050
EQ/Evergreen Omega Portfolio .........................       3,207
EQ/Lazard Small Cap Value Portfolio ..................      15,811
EQ/Marsico Focus Portfolio ...........................       1,109
EQ/MFS Emerging Growth Companies Portfolio ...........     103,756
EQ/MFS Investors Trust Portfolio .....................      14,475
EQ/MFS Research Portfolio ............................      97,431
EQ/Putnam International Equity Portfolio+ ............       3,463

+ A portion of amount received via substitution transaction with EQ/T. Rowe Price International Portfolio.


Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2002, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan in short-term investments, a money market fund and a pooled repurchase agreement in which each Portfolio has a pro rata interest equal to the amount of cash collateral contributed. Such securities are not included in the Portfolio of Investments.


Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.


Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.


Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios'securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high-grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Certain Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian and/or sub-administrator, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers; a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").


Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.


Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade, which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Note 2  Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment sub-advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the period ended June 30, 2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:


INDEX PORTFOLIOS
----------------
EQ/Equity 500 Index ...................   0.250 %
EQ/International Equity Index .........   0.350 %
EQ/Small Company Index ................   0.250 %


                                           FIRST            NEXT            NEXT            NEXT
DEBT PORTFOLIOS                        $750 MILLION     $750 MILLION     $1 BILLION     $2.5 BILLION     THEREAFTER
---------------                       --------------   --------------   ------------   --------------    -----------
EQ/High Yield .....................        0.600%           0.575%          0.550%          0.530%          0.520%
EQ/Alliance Intermediate Government
 Securities .......................        0.500%           0.475%          0.450%          0.430%          0.420%
EQ/Alliance Money Market ..........        0.350%           0.325%          0.300%          0.280%          0.270%
EQ/Alliance Quality Bond ..........        0.525%           0.500%          0.475%          0.455%          0.445%
EQ/J.P. Morgan Core Bond ..........        0.450%           0.425%          0.400%          0.380%          0.370%


                                                  FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS                              $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
-----------------                             ------------   ------------   ------------   ------------   -----------
EQ/Aggressive Stock .......................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Alliance Common Stock ..................       0.550%         0.500%         0.475%         0.450%         0.425%
EQ/Alliance Global ........................       0.750%         0.700%         0.675%         0.650%         0.625%
EQ/Alliance Growth and Income .............       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Alliance Growth Investors ..............       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Alliance International .................       0.850%         0.800%         0.775%         0.750%         0.725%
EQ/Alliance Premier Growth ................       0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Alliance Small Cap Growth ..............       0.750%         0.700%         0.675%         0.650%         0.625%
EQ/Alliance Technology ....................       0.900%         0.850%         0.825%         0.800%         0.775%
EQ/AXP New Dimensions .....................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/AXP Strategy Aggressive ................       0.700%         0.650%         0.625%         0.600%         0.575%
EQ/Balanced ...............................       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Bernstein Diversified Value ............       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Calvert Socially Responsible ...........       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Capital Guardian International .........       0.850%         0.800%         0.775%         0.750%         0.725%
EQ/Capital Guardian Research ..............       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Capital Guardian U.S. Equity ...........       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/FI Mid Cap .............................       0.700%         0.650%         0.625%         0.600%         0.575%
EQ/FI Small/Mid Cap Value .................       0.750%         0.700%         0.675%         0.650%         0.625%
EQ/Janus Large Cap Growth .................       0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Emerging Markets Equity ................       1.150%         1.100%         1.075%         1.050%         1.025%

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)



                                            FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS                        $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
-----------------                       ------------   ------------   ------------   ------------   -----------
EQ/Evergreen Omega ..................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Putnam Growth & Income Value .....       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Putnam International Equity ......       0.850%         0.800%         0.775%         0.750%         0.725%
EQ/Putnam Voyager ...................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Lazard Small Cap Value ...........       0.750%         0.700%         0.565%         0.650%         0.625%
EQ/Marsico Focus ....................       0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Mercury Basic Value Equity .......       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/MFS Emerging Growth Companies.....       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/MFS Investors Trust ..............       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/MFS Research .....................       0.650%         0.600%         0.575%         0.550%         0.525%

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.


Note 3 Administrative Fees

     Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:


FIXED CHARGE

     $30,000 for each Portfolio and each allocated portion of a multi-advised Portfolio, including portions of each of EQ/Alliance Common Stock Portfolio and EQ/Alliance International Portfolio that are allocated to Alliance or Bernstein Investment Research and Management, a unit of Alliance.


TOTAL TRUST AVERAGE NET ASSET CHARGE

0.0400 of 1% on the first $3.0 billion
0.0300 of 1% on the next $3.0 billion
0.0250 of 1% on the next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

     Pursuant to a sub-administration agreement ("Sub-administration Agreement"), Equitable has contracted with J.P. Morgan Investors Services Co.("Sub-administrator") to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.


Note 4  Custody Fees

     The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.


Note 5  Distribution Plan

     The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.


Note 6  Expense Limitation

     In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolio are limited to:



   0.55% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/J.P.Morgan Core Bond Portfolio
   0.60% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Small Company Index Portfolio
   0.65% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Balanced Portfolio
   0.70% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/AXP New Dimensions Portfolio
      EQ/Bernstein Diversified Value Portfolio
      EQ/Capital Guardian Research Portfolio
      EQ/Capital Guardian U.S. Equity Portfolio
      EQ/Evergreen Omega Portfolio
      EQ/Mercury Basic Value Equity Portfolio
      EQ/MFS Investors Trust Portfolio
      EQ/MFS Research Portfolio
      EQ/Putnam Growth & Income Value Portfolio
      EQ/Putnam Voyager Portfolio
   0.75% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/AXP Strategy Aggressive Portfolio
      EQ/FI Mid Cap Portfolio
   0.80% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Calvert Socially Responsible Portfolio
   0.85% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/FI Small/Mid Cap Value Portfolio
      EQ/International Equity Index Portfolio
      EQ/Lazard Small Cap Value Portfolio
   0.90% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Alliance Premier Growth Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)



      EQ/Alliance Technology Portfolio
      EQ/Janus Large Cap Growth Portfolio
      EQ/Marsico Focus Portfolio
   0.95% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Capital Guardian International Portfolio
   1.00% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Putnam International Equity Portfolio
   1.55% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Emerging Markets Equity Portfolio

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a "+" in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the period ended June 30, 2002, the Manager received $688,038 in reimbursement. At June 30, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:




                                                            AMOUNT ELIGIBLE THROUGH                          TOTAL ELIGIBLE
                                    -----------------------------------------------------------------------       FOR
                                        2002         2003         2004        2005       2006       2007     REIMBURSEMENT
                                    -----------  -----------  ----------- ----------- ---------- ---------- ---------------
EQ/Alliance Premier Growth
 Portfolio+ ......................   $239,626     $483,822     $618,904    $293,881    $     --   $     --     $1,636,233
EQ/Alliance Technology Portfolio+          --       79,865      269,579     132,454          --         --        481,898
EQ/AXP New Dimensions
 Portfolio+ ......................         --       14,152      136,058      54,827          --         --        205,037
EQ/AXP Strategy Aggressive
 Portfolio+ ......................         --       13,811      115,103      57,053          --         --        185,967
EQ/Bernstein Diversified Value
 Portfolio .......................         --           --       17,185          --     127,057     70,305        214,547
EQ/Calvert Socially Responsible
 Portfolio+ ......................     31,969       42,572       60,338      35,432          --         --        170,311
EQ/Capital Guardian International
 Portfolio+ ......................     63,883       75,906      205,295      85,920          --         --        431,004
EQ/Capital Guardian Research
 Portfolio+ ......................     50,116       59,603       91,413      47,612          --         --        248,744
EQ/Capital Guardian U.S. Equity
 Portfolio+ ......................     57,121       65,720      103,039      53,225          --         --        279,105
EQ/Emerging Markets Equity
 Portfolio .......................         --           --      438,685     367,826     573,560     39,335      1,419,406
EQ/Evergreen Omega Portfolio .....         --           --       47,864      57,964      94,038     53,668        253,534
EQ/FI Mid Cap Portfolio+ .........         --       14,637      222,392      84,111          --         --        321,140
EQ/FI Small/Mid Cap Value
 Portfolio .......................    128,475      273,559      128,707      66,661      19,116         --        616,518
EQ/Janus Large Cap Growth
 Portfolio+ ......................         --       17,516      159,808      90,583          --         --        267,907
EQ/J.P. Morgan Core Bond
 Portfolio .......................         --           --       85,534      11,101      24,391         --        121,026
EQ/Lazard Small Cap Value
 Portfolio .......................         --       80,795       59,209      25,414      40,741      7,457        213,616
EQ/Marsico Focus Portfolio .......         --           --           --          --      37,990     45,174         83,164
EQ/Mercury Basic Value Equity
 Portfolio .......................         --       45,298      262,571      21,556      10,359         --        339,784
EQ/MFS Investors Trust Portfolio .         --           --      105,274      45,505      54,022     12,840        217,641
EQ/MFS Research Portfolio ........    257,307      477,580      573,236     172,174     161,246    107,861      1,749,404

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)



                                                            AMOUNT ELIGIBLE THROUGH                        TOTAL ELIGIBLE
                                      -------------------------------------------------------------------       FOR
                                         2002        2003         2004       2005       2006       2007    REIMBURSEMENT
                                      ---------  -----------  ----------- ---------- ---------- --------- ---------------
EQ/Putnam Growth & Income
 Value Portfolio ...................   $    --    $355,395     $562,421    $ 27,696   $  8,070   $    --      $953,582
EQ/Putnam International Equity
 Portfolio .........................        --     207,247      114,030     114,903    473,595    58,831       968,606
EQ/Putnam Voyager
 Portfolio .........................    27,290     214,923      140,687      87,262    118,237    89,732       678,131
EQ/Small Company Index Portfolio....        --     114,764      207,306     136,358      1,204        --       459,632


Note 7  Trustees Deferred Compensation Plan

     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.


Note 8  Substitution Transactions

     After the close of business on April 26, 2002, EQ/Putnam International Equity Portfolio acquired the net assets of the EQ/T. Rowe Price International Portfolio ("Price Portfolio"), pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 19,583,190 Class IB shares of EQ/Putnam International Equity Portfolio (valued at $207,224,020) for the 24, 398,367 Class IB shares of EQ/T. Rowe Price International Portfolio outstanding on April 26, 2002. EQ/T. Rowe Price International Portfolio's net assets at that date ($207,224,020), including $9,395,755 of unrealized depreciation, were combined with those of EQ/ Putnam International Equity Portfolio. The aggregate net assets of EQ/Putnam International Equity Portfolio and EQ/T. Rowe Price International Portfolio immediately before the substitutions were $306,134,063 and $207,224,020, respectively, resulting in combined net assets of $513,358,083.


Note 9  Subsequent Events

     On July 8, 2002, the shareholders of the EQ/AXP New Dimensions Portfolio approved a Plan of Reorganization and Termination (the "Plan") pursuant to which, the Portfolio is to be merged with EQ/Capital Guardian U.S. Equity Portfolio at the close of business on July 12, 2002. The results of the shareholder vote are as follows:



                                            AUTHORITY
     FOR               AGAINST              WITHHELD
-------------         ---------            ----------
  2,726,586           219,582              223,604

     After the close of business on July 12, 2002, the EQ/Capital Guardian U.S. Equity Portfolio ("U.S Equity Portfolio") acquired all the net assets of the EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio") pursuant to the Plan. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 2,447,543 class IB shares of the U.S. Equity Portfolio (valued at $19,634,554) including $3,289,738 of unrealized depreciation, for 3,393,753 class IB shares of the New Dimensions Portfolio. The aggregate net assets of the U.S. Equity Portfolio and the New Dimensions Portfolio immediately before the reorganization were $188,722,632 and $19,643,554 respectively, resulting in a combined net assets of $208,366,186.

     On July 8, 2002, the shareholders of the EQ/AXP Strategy Aggressive Portfolio approved a Plan of Reorganization and Termination (the "Plan") pursuant to which, the Portfolio is to be merged with EQ/Alliance Small Cap Growth Portfolio at the close of business on July 12, 2002. The results of the shareholder vote are as follows:

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)



                                         AUTHORITY
     FOR               AGAINST           WITHHELD
   ------             ---------         ----------
  3,669,655            309,041           212,319

     After the close of business on July 12, 2002, the EQ/Alliance Small Cap Growth Portfolio ("Small Cap Portfolio") acquired all the net assets of the EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") pursuant to the Plan. For accounting purposes this transaction is treated as a merger. The Reorganization was accomplished by a tax-free exchange of 1,403,935 class IB shares of the Small Cap Portfolio (valued at $13,503,596) including $1,923,497 of unrealized depreciation, for 4,531,069 class IB shares of the Strategy Aggressive Portfolio. The aggregate net assets of the Small Cap Portfolio and the Strategy Aggressive Portfolio immediately before the reorganization were $656,346,639 and $13,503,596 respectively, resulting in a combined net assets of $669,850,235.

     On July 12, 2002, the Board of Trustees approved Pacific Investment Management Company, LLC to act as an Adviser for a portion of the assets of the EQ/High Yield Portfolio, effective July 22, 2002.


Note 10  Substitution and Reorganization Transactions

     On June 5, 2002 the Board of Trustees approved (i) the substitution of the EQ/Alliance Growth Investors Portfolio into the EQ/Balanced Portfolio, (ii) the substitution of the EQ/Alliance Global Portfolio into the EQ/Alliance International Portfolio, and (iii) the substitution of the EQ/MFS Research Portfolio into the EQ/Capital Guardian Research Portfolio.

     After the close of business on May 18, 2001, EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"), all former Portfolios of the Trust. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 32,549,522 Class IA shares of Alliance Conservative Investors Portfolio (valued at $386,469,104) and 14,796,564 shares of Class IB shares (valued at $174,950,631), 2,099,145 Class IB shares of EQ/Evergreen Foundation Portfolio (valued at $19,883,531), 9,620,433 Class IB shares of EQ/Putnam Balanced Portfolio (valued at $118,827,580), and 3,770,277 Class IB Shares of Mercury World Strategy Portfolio (valued at $36,984,980) for 121,210,914 Class IA Shares (valued at $458,497,982)
and 3,612,215 Class IB (valued at $278,412,563) shares of EQ/Balanced Portfolio. Included in the net assets exchanged was $20,075,396 of unrealized depreciation. The aggregate net assets of EQ/Balanced Portfolio, Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio immediately before the substitutions were $1,956,054,464, $561,419,735, $19,883,531, $118,827,580, and
$36,984,980, respectively, resulting in combined net assets of $2,693,170,290.

     After the close of business on May 18, 2001, the EQ/Bernstein Diversified Portfolio ("Bernstein Portfolio") acquired all the net assets of the EQ/T. Rowe Price Equity Income Portfolio ("Price Portfolio") pursuant to a reorganization transaction. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 908,939 Class IA shares and 24,733,649 Class IB shares of the Bernstein Portfolio (valued at $11,161,771 and $303,729,210, respectively), including $20,864,646 of unrealized appreciation, for 844,310 Class IA shares and 22,980,538 Class IB shares of the Price Portfolio outstanding on May 18, 2001. The Bernstein Portfolio's net assets at that date ($207,841,965), including $11,005,155 of unrealized appreciation, were combined with those of the Price Portfolio. The aggregate net assets of the Bernstein Portfolio and the Price Portfolio immediately before the reorganization were $207,841,965 and $315,013,102, respectively, resulting in combined net assets of $522,855,067.

                            MANAGEMENT OF THE TRUST


The Board of Trustees and Officers of the Trust

     The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.




----------------------------------------------------------
                                                TERM OF
                                                OFFICE
                                POSITION(S)   AND LENGTH
                                 HELD WITH      OF TIME
     NAME, ADDRESS AND AGE         TRUST        SERVED
------------------------------ ------------- ------------
                     INTERESTED TRUSTEE
----------------------------------------------------------
 Peter D. Noris*                Trustee and  From March
 1290 Avenue of the Americas     President     1997 to
 New York, New York                            present
 (46)
----------------------------------------------------------
                    INDEPENDENT TRUSTEES
----------------------------------------------------------
 Theodossios Athanassiades        Trustee    From March
 c/o EQ Advisors Trust                         2000 to
 1290 Avenue of the Americas                   present
 New York, New York
 (63)
----------------------------------------------------------
 Jettie M. Edwards                Trustee    From March
 c/o EQ Advisors Trust                         1997 to
 1290 Avenue of the Americas                   present
  New York, New York
 (55)
----------------------------------------------------------
 David W. Fox                     Trustee     From May
 c/o EQ Advisors Trust                         2000 to
 1290 Avenue of the Americas                   present
 New York, New York
 (70)
----------------------------------------------------------
* Affiliated with the Manager and Distributor.



-----------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                                                   FUND
                                                                  COMPLEX
                                     PRINCIPAL OCCUPATION(S)    OVERSEEN BY     OTHER DIRECTORSHIPS HELD
     NAME, ADDRESS AND AGE            DURING PAST 5 YEARS          TRUSTEE            BY TRUSTEES
------------------------------ ------------------------------  -------------- -----------------------------
                                             INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------
 Peter D. Noris*                 From May 1995 to present,          58        From July 1995 to present,
 1290 Avenue of the Americas      Executive Vice President                   Director of Alliance Capital
 New York, New York                 and Chief Investment                            Management L.P.
 (46)                          Officer of AXA Financial,
                                  Inc. and Executive Vice
                                 President of The Equitable
                                       Life Assurance
                               Society of the United States;
                                   from November 1995 to
                                  present, Executive Vice
                                  President, AXA Advisors,
                                            LLC.
-----------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
 Theodossios Athanassiades       From May 1994 to present,          39                   None
 c/o EQ Advisors Trust           Director, Atlantic Bank of
 1290 Avenue of the Americas             New York.
 New York, New York
 (63)
-----------------------------------------------------------------------------------------------------------
 Jettie M. Edwards                 From 1986 to present,            39           From 1992 to present,
 c/o EQ Advisors Trust            Partner and Consultant,                         Trustee, Provident
 1290 Avenue of the Americas     Syrus Associates (business                    Investment Counsel Trust;
 New York, New York               and marketing consulting                       from 1995 to present,
 (55)                                      firm).                                 Director, The PBHG
                                                                                      Funds, Inc.
-----------------------------------------------------------------------------------------------------------
 David W. Fox                      From 1987 to present,            39                   None
 c/o EQ Advisors Trust                Director of USG
 1290 Avenue of the Americas     Corporation; From 1989 to
 New York, New York              2000, Public Governor and
 (70)                             from 1996-2000 Chairman
                                    of the Chicago Stock
                                         Exchange.
-----------------------------------------------------------------------------------------------------------

--------------

*    Affiliated with the Manager and Distributor.

                                                TERM OF
                                                OFFICE
                                POSITION(S)   AND LENGTH
                                 HELD WITH      OF TIME
     NAME, ADDRESS AND AGE         TRUST        SERVED
------------------------------ ------------- ------------
                    INDEPENDENT TRUSTEES
----------------------------------------------------------
 William M. Kearns, Jr            Trustee    From March
 c/o EQ Advisors Trust                         1997 to
 1290 Avenue of the Americas                   present
 New York, New York
 (66)
----------------------------------------------------------
 Christopher P.A.                 Trustee    From March
 Komisarjevsky                                 1997 to
 c/o EQ Advisors Trust                         present
 1290 Avenue of the Americas
 New York, New York
 (57)
----------------------------------------------------------
 Harvey Rosenthal                 Trustee    From March
 c/o EQ Advisors Trust                         1997 to
 1290 Avenue of the Americas                   present
 New York, New York
 (59)
----------------------------------------------------------
 Gary S. Schpero                  Trustee     From May
 c/o EQ Advisors Trust                         2000 to
 1290 Avenue of the Americas                   present
 New York, New York
 (48)
----------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                                                   FUND
                                                                  COMPLEX
                                     PRINCIPAL OCCUPATION(S)      OVERSEEN BY    OTHER DIRECTORSHIPS HELD
     NAME, ADDRESS AND AGE           DURING PAST 5 YEARS          TRUSTEE             BY TRUSTEES
------------------------------ ------------------------------  -------------- ----------------------------
                                            INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
 William M. Kearns, Jr             From 1994 to present,            39          From 1995 to present,
 c/o EQ Advisors Trust            President, W.M. Kearns &                         Director, Malibu
 1290 Avenue of the Americas         Co., Inc. (private                        Entertainment Worldwide,
 New York, New York              investment company); from                   Inc.; from 1975 to present,
 (66)                              July 2002 to present,                         Director, Selective
                                   Chairman and Co-Chief                     Insurance Group, Inc.; from
                                  Executive Officer, Keefe                    1991 to present, Director
                                  Managers LLC; from 1998                      Transistor Devices, Inc.
                                     to July 2002, Vice
                                 Chairman, Keefe Managers,
                                Inc.; from 1996 to present,
                                     Advisory Director,
                                    Proudfoot PLC (N.A.)
                                     (consulting firm).
----------------------------------------------------------------------------------------------------------
 Christopher P.A.                  From 1998 to present,            39                   None
 Komisarjevsky                      President and Chief
 c/o EQ Advisors Trust           Exectuive Officer, Burson-
 1290 Avenue of the Americas        Marsteller worldwide
 New York, New York            (public relations); from 1996
 (57)                          to 1998, President and Chief
                                 Executive Officer, Burson-
                                      Marsteller USA.
----------------------------------------------------------------------------------------------------------
 Harvey Rosenthal                  From 1996 to present,            39          From 1997 to present,
 c/o EQ Advisors Trust           Consultant/Director; from                         Director, LoJack
 1290 Avenue of the Americas    1994 to 1996, President and                          Corporation
 New York, New York               Chief Operating Officer,
 (59)                            Melville Corporation (now
                                     CVS Corporation, a
                                     drugstore chain).
----------------------------------------------------------------------------------------------------------
 Gary S. Schpero                Retired. Prior to January 1,        39                   None
 c/o EQ Advisors Trust            2000, Partner of Simpson
 1290 Avenue of the Americas      Thacher & Bartlett (law
 New York, New York              firm) and Managing Partner
 (48)                             of Investment Management
                                   and Investment Company
                                      Practice Group.
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                                        TERM OF
                                                         OFFICE
                                    POSITION(S)      AND LENGTH OF
                                     HELD WITH            TIME           PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE             TRUST             SERVED            DURING PAST 5 YEARS
-------------------------------   ---------------   ---------------   -----------------------------
 Steven M. Joenk                        Vice          From July        From July 1999 to present,
 1290 Avenue of the Americas,      President and       1999 to         Senior Vice President ofAXA
 New York, New York                    Chief           Present           Financial; from 1996 to
 (43)                                Financial                         1999, Managing Director of
                                      Officer                                 MeesPierson.
---------------------------------------------------------------------------------------------------
 Kevin R. Byrne                         Vice             From          From July 1997 to present,
 1290 Avenue of the Americas,      President and        March           Senior Vice President and
 New York, New York                  Treasurer         1997 to          Treasurer, AXA Financial
 (46)                                                  Present               and Equitable.
---------------------------------------------------------------------------------------------------
 Patricia Louie, Esq.                   Vice          From July        From July 1999 to present,
 1290 Avenue of the Americas,      President and       1999 to         Vice President and Counsel,
 New York, New York                  Secretary         Present              AXA Financial and
 (46)                                                                        Equitable; from
                                                                            September 1994 to
                                                                      July 1999, Assistant General
                                                                         Counsel of The Dreyfus
                                                                              Corporation.
---------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski                Controller     From December         From February 2001 to
 1290 Avenue of the Americas,                          1999 to          present, Vice President,
 New York, New York                                    Present             AXA Financial, from
 (40)                                                                        October 1999 to
                                                                        February 2001, Assistant
                                                                           Vice President, AXA
                                                                             Financial; from
                                                                             October 1996 to
                                                                              October 1999,
                                                                              Director-Fund
                                                                       Administration, Prudential
                                                                              Investments.
---------------------------------------------------------------------------------------------------
 Kenneth Beitler                        Vice             From           From May 1999 to present,
 1290 Avenue of the Americas,        President        March 2002        Senior Investment Analyst
 New York, New York                                   to Present           and Assistant Vice
 (43)                                                                      President with AXA
                                                                      Financial; prior thereto, an
                                                                           Investment Systems
                                                                        Development Analyst with
                                                                               TIAA-CREF.
---------------------------------------------------------------------------------------------------
 Mary E. Cantwell                       Vice          From July           From February 2001 to
 1290 Avenue of the Americas,        President         1999 to          present, Vice President,
 New York, New York                                    Present             AXA Financial, from
 (40)                                                                  July 1999 to present, Vice
                                                                        President Equitable; from
                                                                            September 1997 to
                                                                        July 1999, Assistant Vice
                                                                        President, Office of the
                                                                        Chief Investment Officer
                                                                               Equitable.
---------------------------------------------------------------------------------------------------

                              AXA PREMIER VIP TRUST
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

AXA PREMIER VIP INVESTMENT PERFORMANCE SUMMARY
FOR THE PERIOD ENDED JUNE 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL NET                                                                  SINCE
                                               ASSETS ($000)    1 MONTH       3 MOS.          YTD      1 YEAR   3 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
 LARGE COMPANY STOCKS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- A          1,824        (7.34)      (13.32)       (14.10)                         (14.10)
 AXA Premier VIP Large Cap Core Equity -- B         25,712        (7.44)      (13.33)       (14.20)                         (14.20)
 Lipper Large Cap Core Funds                                      (7.36)      (13.58)       (13.78)                         (13.78)
 S&P 500                                                          (7.12)      (13.39)       (13.15)                         (13.15)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- A               1,739        (8.05)      (18.96)       (23.50)                         (23.50)
 AXA Premier VIP Large Cap Growth -- B              36,038        (8.06)      (19.07)       (23.60)                         (23.60)
 Lipper Large-Cap Growth Funds                                    (8.17)      (16.30)       (18.86)                         (18.86)
 Russell 1000 Growth                                              (9.25)      (18.67)       (20.78)                         (20.78)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- A                2,049        (7.09)       (9.38)        (8.20)                          (8.20)
 AXA Premier VIP Large Cap Value -- B               45,075        (7.09)       (9.48)        (8.30)                          (8.30)
 Lipper Large Cap Value Funds                                     (7.67)      (10.63)        (8.42)                          (8.42)
 Russell 1000 Value                                               (5.74)       (8.52)        (4.78)                          (4.78)
------------------------------------------------------------------------------------------------------------------------------------
 SMALL/MID COMPANY STOCKS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth -- A           2,193       (10.79)      (21.58)       (24.80)                         (24.80)
 AXA Premier VIP Small/Mid Cap Growth -- B          39,622       (10.81)      (21.61)       (24.90)                         (24.90)
 Lipper Mid-Cap Growth Funds                                      (9.92)      (17.30)       (19.91)                         (19.91)
 Russell 2500 Growth                                              (9.19)      (16.63)       (19.09)                         (19.09)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value -- A            2,613       (10.40)      (14.71)       (13.00)                         (13.00)
 AXA Premier VIP Small/Mid Cap Value -- B           50,067       (10.41)      (14.72)       (13.10)                         (13.10)
 Lipper Mid-Cap Value Funds                                       (5.64)       (6.41)        (0.44)                          (0.44)
 Russell 2500 Value                                               (3.53)       (3.49)         4.72                            4.72
------------------------------------------------------------------------------------------------------------------------------------
 SECTOR FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- A                    1,799        (7.76)      (13.36)       (14.40)                         (14.40)
 AXA Premier VIP Health Care -- B                   26,848        (7.87)      (13.46)       (14.50)                         (14.50)
 Lipper Specialty/Miscellaneous Funds                             (9.80)      (19.40)       (22.90)                         (22.90)
 Russell 1000 Health Care Index                                   (9.25)      (16.66)       (17.46)                         (17.46)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- A                     1,168       (11.95)      (26.94)       (32.20)                         (32.20)
 AXA Premier VIP Technology -- B                     9,340       (11.96)      (27.05)       (32.30)                         (32.30)
 Lipper Specialty/Miscellaneous Funds                             (9.80)      (19.40)       (22.90)                         (22.90)
 Russell 1000 Technology Index                                   (12.96)      (25.90)       (31.88)                         (31.88)
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- A           2,114        (4.22)       (3.05)        (4.60)                          (4.60)
 AXA Premier VIP International Equity -- B          25,244        (4.32)       (3.15)        (4.80)                          (4.80)
 Lipper International Funds                                       (3.95)       (2.90)        (1.70)                          (1.70)
 MSCI EAFE Index                                                  (3.98)       (2.57)        (1.62)                          (1.62)
------------------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE-TERM BONDS
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- A                      2,674        (0.03)        2.45          2.85                            2.85
 AXA Premier VIP Core Bond -- B                    121,018         0.05         2.39          2.79                            2.79
 Lipper Intermediate Inv. Grade Debt Funds                         0.19         2.58          2.62                            2.62
 Lehman Aggregate Bond                                             0.87         3.69          3.79                            3.79
------------------------------------------------------------------------------------------------------------------------------------

RETURNS OF LESS THAN ONE-YEAR ARE NOT ANNUALIZED

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                   VALUE
                                         OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
AUTOMOBILES (1.0%)
Harley-Davidson, Inc. ..................    7,550                $   387,088
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL (0.2%)
Best Buy Co., Inc.* ....................    1,330                     48,279
                                                                  ----------
DEPARTMENT STORES (1.5%)
Kohl's Corp.* ..........................    8,030                    562,742
                                                                  ----------
GENERAL MERCHANDISE STORES (3.6%)
Costco Wholesale Corp.* ................    2,100                     81,102
Wal-Mart Stores, Inc. ..................   23,370                  1,285,584
                                                                  ----------
                                                                   1,366,686
                                                                  ----------
HOME IMPROVEMENT RETAIL (2.9%)
Home Depot, Inc. .......................   30,070                  1,104,471
                                                                  ----------
HOTELS (0.1%)
Starwood Hotels & Resorts
  Worldwide, Inc. ......................    1,200                     39,468
                                                                  ----------
MEDIA (3.4%)
AOL Time Warner, Inc.* .................   11,920                    175,343
Comcast Corp., Class A* ................   15,720                    374,765
Cox Communications, Inc.,
  Class A* .............................    2,060                     56,753
Pixar, Inc.* ...........................    6,750                    297,675
Viacom, Inc., Class B* .................    8,110                    359,841
                                                                  ----------
                                                                   1,264,377
                                                                  ----------
RESTAURANTS (0.1%)
Starbucks Corp.* .......................    1,650                     41,003
                                                                  ----------
SPECIALTY STORES (0.2%)
Bed Bath & Beyond, Inc.* ...............    2,240                     84,538
                                                                  ----------
TEXTILES & APPAREL (0.3%)
Nike, Inc., Class B ....................    2,000                    107,300
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY..........                           5,005,952
                                                                  ----------
CONSUMER STAPLES (6.5%)
BEVERAGES (2.9%)
Anheuser-Busch Cos., Inc. ..............    8,800                    440,000
Coca-Cola Co. ..........................    4,400                    246,400
PepsiCo, Inc. ..........................    8,200                    395,240
                                                                  ----------
                                                                   1,081,640
                                                                  ----------
DRUG RETAIL (0.9%)
Walgreen Co. ...........................    8,660                    334,536
                                                                  ----------
FOOD DISTRIBUTORS (0.3%)
SYSCO Corp. ............................    3,900                    106,158
                                                                  ----------
FOOD PRODUCTS (0.5%)
Kraft Foods, Inc., Class A .............    4,300                    176,085
                                                                  ----------
HOUSEHOLD PRODUCTS (1.4%)
Colgate-Palmolive Co. ..................    8,210                    410,910
Procter & Gamble Co. ...................    1,560                    139,308
                                                                  ----------
                                                                     550,218
                                                                  ----------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc. ....................    2,150                    112,316
Gillette Co. ...........................    2,500                     84,675
                                                                  ----------
                                                                     196,991
                                                                  ----------
  TOTAL CONSUMER STAPLES ...............                           2,445,628
                                                                  ----------

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
ENERGY (1.3%)
INTEGRATED OIL & GAS (0.2%)
BP plc (ADR) ...........................    1,300                $    65,637
                                                                 -----------
OIL & GAS DRILLING (0.2%)
Noble Corp.* ...........................    1,850                     71,410
                                                                 -----------
OIL & GAS EQUIPMENT &
  SERVICES (0.7%)
Baker Hughes, Inc. .....................    7,900                    262,991
                                                                 -----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Anadarko Petroleum Corp. ...............    1,550                     76,415
                                                                 -----------
     TOTAL ENERGY ......................                             476,453
                                                                 -----------
FINANCIALS (15.7%)
BANKS (0.4%)
Bank One Corp. .........................    4,040                    155,459
                                                                 -----------
DIVERSIFIED FINANCIALS (6.4%)
Charles Schwab Corp. ...................   31,650                    354,480
Citigroup, Inc. ........................   17,050                    660,687
Fannie Mae .............................    4,530                    334,088
J.P. Morgan Chase & Co. ................    6,420                    217,766
MBNA Corp. .............................   14,840                    490,759
Merrill Lynch & Co., Inc. ..............    1,550                     62,775
Morgan Stanley Dean Witter &
  Co. ..................................    6,940                    298,975
                                                                 -----------
                                                                   2,419,530
                                                                 -----------
INSURANCE (8.0%)
AFLAC, Inc. ............................    8,850                    283,200
American International Group,
  Inc. .................................   18,500                  1,262,255
Marsh & McLennan Cos., Inc. ............    1,200                    115,920
Progressive Corp. ......................   23,150                  1,339,228
                                                                 -----------
                                                                   3,000,603
                                                                 -----------
INVESTMENT COMPANIES (0.9%)
Franklin Resources, Inc. ...............    1,450                     61,828
Stilwell Financial, Inc. ...............   15,500                    282,100
                                                                 -----------
                                                                     343,928
                                                                 -----------
  TOTAL FINANCIALS .....................                           5,919,520
                                                                 -----------
HEALTH CARE (22.1%)
BIOTECHNOLOGY (5.9%)
Amgen, Inc.* ...........................   20,920                    876,130
Genentech, Inc.* .......................   16,610                    556,435
IDEC Pharmaceuticals Corp.* ............    1,100                     38,995
MedImmune, Inc.* .......................    1,550                     40,920
Wyeth ..................................   14,350                    734,720
                                                                 -----------
                                                                   2,247,200
                                                                 -----------
HEALTH CARE EQUIPMENT & SERVICES (4.7%)
Baxter International, Inc. .............    3,800                    168,910
Cardinal Health, Inc. ..................   12,330                    757,185
Health Management Associates,
  Inc., Class A* .......................    7,860                    158,379
Medtronic, Inc. ........................   10,070                    431,499
Tenet Healthcare Corp.* ................    2,890                    206,780
Wellpoint Health Networks,
  Inc.* ................................      770                     59,914
                                                                 -----------
                                                                   1,782,667
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
PHARMACEUTICALS (11.5%)
Abbott Laboratories ....................    1,400                $    52,710
Biogen, Inc.* ..........................    6,100                    252,723
Eli Lilly & Co. ........................    8,350                    470,940
Johnson & Johnson ......................   14,220                    743,137
Pfizer, Inc. ...........................  264,030                  2,241,050
Pharmacia Corp. ........................    9,800                    367,010
Schering-Plough Corp. ..................    7,050                    173,430
Teva Pharmaceutical Industries
  Ltd. (ADR) ...........................      500                     33,390
                                                                 -----------
                                                                   4,334,390
                                                                 -----------
  TOTAL HEALTH CARE ....................                           8,364,257
                                                                 -----------
INDUSTRIALS (8.4%)
AEROSPACE & DEFENSE (1.0%)
General Dynamics Corp. .................    1,300                    138,255
United Technologies Corp. ..............    3,690                    250,551
                                                                 -----------
                                                                     388,806
                                                                 -----------
AIR FREIGHT & COURIERS (0.5%)
United Parcel Service, Inc.,
  Class B ..............................    3,200                    197,600
                                                                 -----------
AIRLINES (0.7%)
Southwest Airlines Co. .................   15,800                    255,328
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
Automatic Data Processing, Inc..........    2,800                    121,940
Concord EFS, Inc.* .....................    5,380                    162,153
First Data Corp. .......................    2,050                     76,260
Fiserv, Inc.* ..........................    1,230                     45,153
Paychex, Inc. ..........................   12,400                    387,996
                                                                 -----------
                                                                     793,502
                                                                 -----------
INDUSTRIAL CONGLOMERATES (3.7%)
General Electric Co. ...................   48,360                  1,404,858
                                                                 -----------
MACHINERY (0.2%)
Danaher Corp. ..........................    1,190                     78,957
                                                                 -----------
RAILROADS (0.2%)
Union Pacific Corp. ....................    1,130                     71,506
                                                                 -----------
  TOTAL INDUSTRIALS ....................                           3,190,557
                                                                 -----------
INFORMATION TECHNOLOGY (27.5%)
APPLICATION SOFTWARE (2.2%)
Electronic Arts, Inc.* .................    1,900                    125,495
PeopleSoft, Inc.* ......................    3,120                     46,426
Siebel Systems, Inc.* ..................   46,100                    655,542
                                                                 -----------
                                                                     827,463
                                                                 -----------
COMPUTER HARDWARE (3.6%)
Dell Computer Corp.* ...................   44,720                  1,168,981
International Business Machines
  Corp. ................................    2,300                    165,600
Sun Microsystems, Inc.* ................    4,600                     23,046
                                                                 -----------
                                                                   1,357,627
                                                                 -----------
COMPUTER STORAGE &
  PERIPHERALS (1.3%)
Network Appliance, Inc.* ...............   41,100                    511,284
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.2%)
Flextronics International Ltd.* ........   13,090                     93,332
                                                                 -----------

============================================================================
                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
----------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.6%)
Accenture Ltd., Class A* ...............    4,700                $    89,300
Affiliated Computer Services,
  Inc., Class A* .......................      610                     28,963
Electronic Data Systems Corp. ..........    2,600                     96,590
                                                                 -----------
                                                                     214,853
                                                                 -----------
NETWORKING EQUIPMENT (2.4%)
Cisco Systems, Inc.* ...................   63,260                    882,477
Juniper Networks, Inc.* ................    5,450                     30,792
                                                                 -----------
                                                                     913,269
                                                                 -----------
SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc.* ...............   27,300                    519,246
                                                                 -----------
SEMICONDUCTORS (6.8%)
Altera Corp.* ..........................   12,460                    169,456
Intel Corp. ............................   53,550                    978,359
Maxim Integrated Products,
  Inc.* ................................   23,570                    903,438
Micron Technology, Inc.* ...............    3,260                     65,917
Texas Instruments, Inc. ................    2,600                     61,620
Xilinx, Inc.* ..........................   17,000                    381,310
                                                                 -----------
                                                                   2,560,100
                                                                 -----------
SYSTEMS SOFTWARE (7.3%)
Adobe Systems, Inc. ....................    7,700                    219,450
Microsoft Corp.* .......................   39,760                  2,174,872
Oracle Corp.* ..........................    7,300                     69,131
VERITAS Software Corp.* ................   14,150                    280,028
                                                                 -----------
                                                                   2,743,481
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (1.7%)
Nokia OYJ (ADR) ........................   10,810                    156,529
QUALCOMM, Inc.* ........................   17,450                    479,700
                                                                 -----------
                                                                     636,229
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY..........                          10,376,884
                                                                 -----------
TELECOMMUNICATION SERVICES (0.2%)
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Vodafone Group plc (ADR) ...............    6,500                     88,725
                                                                 -----------
TOTAL COMMON STOCKS (95.0%)
  (Cost $41,803,116)....................                          35,867,976
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.4%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $2,445,699).........   $2,445,699        $ 2,445,699
                                                           -----------
TOTAL INVESTMENTS (101.4%)
  (Cost/Amortized Cost
     $44,248,815).....................                      38,313,675
OTHER ASSETS LESS
  LIABILITIES (-1.4%) ................                        (539,649)
                                                           -----------
NET ASSETS (100%) ....................                     $37,774,026
                                                           ===========

----------
*   Non-income producing

    Glossary:
    ADR--American Depositary Receipt



================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $44,842,330
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      2,370,572

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................  $     284,009
Aggregate gross unrealized depreciation ................     (6,219,149)
                                                          -------------
Net unrealized depreciation ............................  $  (5,935,140)
                                                          =============
Federal income tax cost of investments .................  $  44,248,815
                                                          =============

For the six months ended June 30, 2002, the Portfolio incurred approximately $11 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.




                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.4%)
APPAREL RETAIL (0.2%)
TJX Cos., Inc. .........................    2,450                 $  48,045
                                                                  ---------
AUTO COMPONENTS (0.9%)
Autoliv, Inc. ..........................      525                    13,230
Dana Corp. .............................    2,600                    48,178
Delphi Automotive Systems
  Corp. ................................    2,875                    37,950
Goodyear Tire & Rubber Co. .............    2,425                    45,372
Johnson Controls, Inc. .................      425                    34,684
Lear Corp.* ............................      425                    19,656
Magna International, Inc.,
  Class A ..............................      675                    46,474
                                                                  ---------
                                                                    245,544
                                                                  ---------
AUTOMOBILES (1.1%)
General Motors Corp. ...................      925                    49,441
Harley-Davidson, Inc. ..................    1,590                    81,520
Hyundai Motor Co. (GDR)* (ss.) .........    4,100                    62,935
Hyundai Motor Co. (GDR)* ...............    7,000                   107,450
                                                                  ---------
                                                                    301,346
                                                                  ---------
CASINOS & GAMING (0.6%)
MGM Mirage, Inc.* ......................    4,935                   166,556
                                                                  ---------
DEPARTMENT STORES (0.6%)
Federated Department Stores,
  Inc.* ................................    1,225                    48,633
May Department Stores Co. ..............    1,600                    52,688
Sears, Roebuck & Co. ...................    1,225                    66,517
                                                                  ---------
                                                                    167,838
                                                                  ---------
GENERAL MERCHANDISE STORES (1.2%)
Costco Wholesale Corp.* ................    4,110                   158,728
Wal-Mart Stores, Inc. ..................    2,925                   160,904
                                                                  ---------
                                                                    319,632
                                                                  ---------
HOME IMPROVEMENT RETAIL (2.2%)
Home Depot, Inc. .......................    8,735                   320,836
Lowe's Cos., Inc. ......................    5,945                   269,903
Sherwin-Williams Co. ...................      675                    20,203
                                                                  ---------
                                                                    610,942
                                                                  ---------
HOTELS (0.0%)
Hilton Hotels Corp. ....................      200                     2,780
                                                                  ---------
HOUSEHOLD DURABLES (1.2%)
Black & Decker Corp. ...................      425                    20,485
Centex Corp. ...........................      900                    52,011
Fortune Brands, Inc. ...................      650                    36,400
KB Home ................................      950                    48,934
Leggett & Platt, Inc. ..................    2,050                    47,970
Newell Rubbermaid, Inc. ................      575                    20,160
Pulte Homes, Inc. ......................      950                    54,606
Whirlpool Corp. ........................      725                    47,386
                                                                  ---------
                                                                    327,952
                                                                  ---------
LEISURE PRODUCTS (0.0%)
Brunswick Corp. ........................      400                    11,200
                                                                  ---------

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
MEDIA (7.0%)
AOL Time Warner, Inc.* .................   23,125                  $ 340,169
Cablevision New York Group,
  Class A* .............................    7,825                     74,025
Cablevision Systems Corp.-
  Rainbow Media Group,
  Class A* .............................    5,635                     49,306
Comcast Corp., Class A* ................   10,620                    253,181
Fox Entertainment Group, Inc.,
  Class A* .............................   12,240                    266,220
Knight Ridder, Inc. ....................      700                     44,065
Liberty Media Corp., Class A* ..........   40,855                    408,550
Metro-Goldwyn-Mayer, Inc.* .............    6,535                     76,459
USA Interactive* .......................    2,385                     55,928
Viacom, Inc., Class B* .................    7,760                    344,311
                                                                   ---------
                                                                   1,912,214
                                                                   ---------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co. ......................    2,000                     58,340
                                                                   ---------
RESTAURANTS (0.1%)
Wendy's International, Inc. ............    1,000                     39,830
                                                                   ---------
SPECIALTY STORES (1.0%)
AutoNation, Inc.* ......................    3,300                     47,850
Staples, Inc.* .........................   11,700                    230,490
                                                                   ---------
                                                                     278,340
                                                                   ---------
TEXTILES & APPAREL (0.1%)
Jones Apparel Group, Inc.* .............      300                     11,250
Liz Claiborne, Inc. ....................      550                     17,490
                                                                   ---------
                                                                      28,740
                                                                   ---------
  TOTAL CONSUMER DISCRETIONARY..........                           4,519,299
                                                                   ---------
CONSUMER STAPLES (8.5%)
BEVERAGES (2.5%)
Anheuser-Busch Cos., Inc. ..............    4,675                    233,750
Coca-Cola Co. ..........................    1,075                     60,200
PepsiCo, Inc. ..........................    8,225                    396,445
                                                                   ---------
                                                                     690,395
                                                                   ---------
DRUG RETAIL (0.6%)
Walgreen Co. ...........................    4,050                    156,451
                                                                   ---------
FOOD PRODUCTS (4.5%)
Archer-Daniels-Midland Co. .............    2,300                     29,417
Cadbury Schweppes plc (ADR) ............   11,700                    353,106
ConAgra Foods, Inc. ....................    9,000                    248,850
H.J. Heinz Co. .........................    2,045                     84,049
Kraft Foods, Inc., Class A .............    7,100                    290,745
Philip Morris Cos., Inc. ...............    3,200                    139,776
Sara Lee Corp. .........................    2,700                     55,728
Tyson Foods, Inc., Class A .............    3,000                     46,530
                                                                   ---------
                                                                   1,248,201
                                                                   ---------
FOOD RETAIL (0.2%)
Albertson's, Inc. ......................    1,925                     58,636
                                                                   ---------
HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive Co. ..................    2,865                    143,393
Procter & Gamble Co. ...................      525                     46,883
                                                                   ---------
                                                                     190,276
                                                                   ---------
  TOTAL CONSUMER STAPLES ...............                           2,343,959
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
ENERGY (5.4%)
INTEGRATED OIL & GAS (3.5%)
Amerada Hess Corp. ................           500                 $  41,250
BP plc (ADR) ......................         5,600                   282,744
ChevronTexaco Corp. ...............         1,625                   143,812
Conoco, Inc. ......................         1,500                    41,700
Exxon Mobil Corp. .................         4,575                   187,209
Marathon Oil Company ..............         2,100                    56,952
Occidental Petroleum Corp. ........         1,900                    56,981
Phillips Petroleum Co. ............           750                    44,160
Reliant Resources, Inc.* ..........         4,700                    41,125
Royal Dutch Petroleum Co.
  (ADR) ...........................         1,325                    73,233
                                                                  ---------
                                                                    969,166
                                                                  ---------
OIL & GAS EXPLORATION &
  PRODUCTION (1.8%)
Anadarko Petroleum Corp. ..........         3,525                   173,782
Unocal Corp. ......................         8,500                   313,990
                                                                  ---------
                                                                    487,772
                                                                  ---------
OIL & GAS REFINING &
  MARKETING (0.1%)
Valero Energy Corp. ...............           775                     29,001
                                                                   ---------
 TOTAL ENERGY .....................                                1,485,939
                                                                   ---------
FINANCIALS (21.9%)
BANKS (9.6%)
Amsouth Bancorp. ..................         2,550                     57,069
Bank of America Corp. .............         2,200                    154,792
Bank of New York Co., Inc. ........        18,065                    609,694
Bank One Corp. ....................         2,375                     91,390
Comerica, Inc. ....................           750                     46,050
FleetBoston Financial Corp. .......         2,500                     80,875
Golden West Financial Corp. .......           750                     51,585
Huntington Bancshares, Inc. .......         2,550                     49,521
KeyCorp. ..........................         2,075                     56,648
National City Corp. ...............         2,050                     68,162
Regions Financial Corp. ...........         1,500                     52,725
SunTrust Banks, Inc. ..............           825                     55,869
U.S. Bancorp ......................        18,250                    426,137
Union Planters Corp. ..............           937                     30,331
Wachovia Corp. ....................         2,700                    103,086
Washington Mutual, Inc. ...........        12,045                    446,990
Wells Fargo & Co. .................         1,050                     52,563
Zions Bancorp. ....................         4,150                    216,215
                                                                   ---------
                                                                   2,649,702
                                                                   ---------
DIVERSIFIED FINANCIALS (9.3%)
Bear Stearns Co., Inc. ............           825                     50,490
Charles Schwab Corp. ..............        16,540                    185,248
Citigroup, Inc. ...................        11,640                    451,050
Countrywide Credit Industries,
  Inc. ............................           950                     45,838
E*TRADE Group, Inc.* ..............        22,305                    121,785
Fannie Mae ........................         7,230                    533,213
Freddie Mac .......................         1,400                     85,680
Goldman Sachs Group, Inc. .........         3,000                    220,050
J.P. Morgan Chase & Co. ...........         2,300                     78,016
Lehman Brothers Holdings, Inc......         1,025                     64,083
MBNA Corp. ........................         8,300                    274,481

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
Morgan Stanley Dean Witter &
  Co. .............................         6,250                  $ 269,250
SLM Corp. .........................         1,840                    178,296
                                                                   ---------
                                                                   2,557,480
                                                                   ---------
INSURANCE (3.0%)
Allstate Corp. ....................         1,750                     64,715
American International Group,
  Inc. ............................         1,325                     90,405
Aon Corp. .........................         1,800                     53,064
Chubb Corp. .......................           850                     60,180
Marsh & McLennan Cos., Inc. .......         1,795                    173,397
Metlife, Inc. .....................         2,425                     69,840
MGIC Investment Corp. .............           750                     50,850
Prudential Financial, Inc.* .......         7,915                    264,044
                                                                   ---------
                                                                     826,495
                                                                   ---------
  TOTAL FINANCIALS ................                                6,033,677
                                                                   ---------
HEALTH CARE (14.8%)
BIOTECHNOLOGY (3.7%)
Amgen, Inc.* ......................         2,100                     87,948
Genentech, Inc.* ..................         7,725                    258,787
Genzyme Corp.-General
  Division* .......................         6,290                    121,020
Wyeth .............................        10,475                    536,320
                                                                   ---------
                                                                   1,004,075
                                                                   ---------
HEALTH CARE EQUIPMENT &
  SERVICES (3.6%)
Aetna, Inc. .......................           575                     27,583
Caremark Rx, Inc.* ................         9,300                    153,450
Health Management Associates,
  Inc., Class A* ..................        16,600                    334,490
Health Net, Inc.* .................         1,650                     44,171
Humana, Inc.* .....................         2,300                     35,949
McKesson HBOC, Inc. ...............         3,715                    121,480
Wellpoint Health Networks,
  Inc.* ...........................         3,645                    283,617
                                                                   ---------
                                                                   1,000,740
                                                                   ---------
PHARMACEUTICALS (7.5%)
Abbott Laboratories ...............           700                     26,355
Bristol-Myers Squibb Co. ..........         3,575                     91,878
Eli Lilly & Co. ...................         1,950                    109,980
Johnson & Johnson .................         2,075                    108,439
Merck & Co., Inc. .................        10,225                    517,794
Pfizer, Inc. ......................        26,430                    925,050
Pharmacia Corp. ...................         2,600                     97,370
Schering-Plough Corp. .............         7,990                    196,554
                                                                   ---------
                                                                   2,073,420
                                                                   ---------
  TOTAL HEALTH CARE ...............                                4,078,235
                                                                   ---------
INDUSTRIALS (6.7%)
AEROSPACE & DEFENSE (2.1%)
Goodrich Corp. ....................           700                     19,124
Honeywell International, Inc. .....         6,655                    234,456
Lockheed Martin Corp. .............         4,325                    300,587
Raytheon Co. ......................           800                     32,600
                                                                   ---------
                                                                     586,767
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Automatic Data Processing, Inc..........     4,860                 $ 211,653
Pitney Bowes, Inc. .....................       475                    18,867
R.R. Donnelley & Sons Co. ..............     1,800                    49,590
                                                                   ---------
                                                                     280,110
                                                                   ---------
CONSTRUCTION & ENGINEERING (0.5%)
Fluor Corp. ............................     3,880                   151,126
                                                                   ---------
ELECTRICAL EQUIPMENT (0.3%)
Cooper Industries Ltd., Class A ........     1,225                    48,142
Hubbell, Inc., Class B .................       900                    30,735
                                                                   ---------
                                                                      78,877
                                                                   ---------
INDUSTRIAL CONGLOMERATES (1.6%)
General Electric Co. ...................   14,735                    428,052
                                                                   ---------
MACHINERY (0.5%)
Cummins, Inc. ..........................      175                      5,793
Eaton Corp. ............................      675                     49,106
Ingersoll-Rand Co., Class A ............      750                     34,245
Parker-Hannifin Corp. ..................    1,150                     54,958
                                                                   ---------
                                                                     144,102
                                                                   ---------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ................................    1,900                     57,000
Norfolk Southern Corp. .................      900                     21,042
Union Pacific Corp. ....................      800                     50,624
                                                                   ---------
                                                                     128,666
                                                                   ---------
TRADING COMPANIES &
  DISTRIBUTORS (0.2%)
Genuine Parts Co. ......................    1,450                     50,562
                                                                   ---------
  TOTAL INDUSTRIALS ....................                           1,848,262
                                                                   ---------
INFORMATION TECHNOLOGY (10.8%)
COMPUTER HARDWARE (0.7%)
Dell Computer Corp.* ...................      250                      6,535
Hewlett-Packard Co. ....................    4,500                     68,760
International Business
  Machines Corp. .......................    1,475                    106,200
                                                                   ---------
                                                                     181,495
                                                                   ---------
COMPUTER STORAGE & PERIPHERALS (0.1%)
Quantum Corp.* .........................    3,100                     13,020
                                                                   ---------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.9%)
Arrow Electronics, Inc.* ...............      600                     12,450
Avnet, Inc.* ...........................      600                     13,194
Flextronics International Ltd.* ........   16,280                    116,076
Ingram Micro, Inc., Class A* ...........    3,100                     42,625
Solectron Corp.* .......................    5,900                     36,285
Tech Data Corp.* .......................      775                     29,334
                                                                   ---------
                                                                     249,964
                                                                   ---------
IT CONSULTING & SERVICES (1.0%)
Affiliated Computer Services,
  Inc., Class A* .......................    4,850                    230,278
Electronic Data Systems Corp. ..........    1,425                     52,939
                                                                   ---------
                                                                     283,217
                                                                   ---------
NETWORKING EQUIPMENT (0.3%)
Cisco Systems, Inc.* ...................    6,825                     95,209
                                                                   ---------

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (1.2%)
Applied Materials, Inc.* ...............    9,750                  $ 185,445
ASML Holding N.V.
  (New York Shares)* ...................    9,205                    139,180
                                                                   ---------
                                                                     324,625
                                                                   ---------
SEMICONDUCTORS (1.8%)
Intel Corp. ............................   13,325                    243,448
Linear Technology Corp. ................    4,295                    134,992
Texas Instruments, Inc. ................    4,445                    105,346
                                                                   ---------
                                                                     483,786
                                                                   ---------
SYSTEMS SOFTWARE (3.5%)
Microsoft Corp.* .......................   15,920                    870,824
Oracle Corp.* ..........................   10,885                    103,081
                                                                   ---------
                                                                     973,905
                                                                   ---------
TELECOMMUNICATIONS EQUIPMENT (1.3%)
ADC Telecommunications, Inc.*...........   16,300                     37,327
Corning, Inc. ..........................   12,200                     43,310
Lucent Technologies, Inc. ..............   12,165                     20,194
Nokia OYJ (ADR) ........................   10,820                    156,673
Nortel Networks Corp.* .................   33,700                     48,865
Tellabs, Inc.* .........................    7,950                     49,290
                                                                   ---------
                                                                     355,659
                                                                   ---------
  TOTAL INFORMATION TECHNOLOGY..........                           2,960,880
                                                                   ---------
MATERIALS (1.9%)
CHEMICALS (1.2%)
Ashland, Inc. ..........................    1,125                     45,563
Dow Chemical Co. .......................    2,400                     82,512
Du Pont (E.I.) de Nemours &
  Co. ..................................    1,975                     87,690
Lubrizol Corp. .........................    1,400                     46,900
Millennium Chemicals, Inc. .............    1,000                     14,050
PPG Industries, Inc. ...................      950                     58,805
                                                                   ---------
                                                                     335,520
                                                                   ---------
CONTAINERS & PACKAGING (0.0%)
Smurfit-Stone Container Corp.* .........      700                     10,794
                                                                   ---------
METALS & MINING (0.1%)
Nucor Corp. ............................      200                     13,008
                                                                   ---------
PAPER & FOREST PRODUCTS (0.6%)
Georgia-Pacific Corp. ..................    1,950                     47,931
International Paper Co. ................    1,450                     63,191
MeadWestvaco Corp. .....................    1,675                     56,213
                                                                   ---------
                                                                     167,335
                                                                   ---------
  TOTAL MATERIALS ......................                             526,657
                                                                   ---------
TELECOMMUNICATION SERVICES (3.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.7%)
AT&T Corp. .............................    4,500                     48,150
BellSouth Corp. ........................    3,450                    108,675
Qwest Communications
  International, Inc. ..................   12,150                     34,020
SBC Communications, Inc. ...............    5,025                    153,262
Verizon Communications, Inc. ...........   10,125                    406,519
WorldCom, Inc.-WorldCom
  Group*+ ..............................   30,250                      2,723
                                                                   ---------
                                                                     753,349
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                    VALUE
                                         OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
Sprint Corp. (PCS Group)* ...........      17,455                $    78,024
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES .......................                                831,373
                                                                 -----------
UTILITIES (2.8%)
ELECTRIC UTILITIES (2.7%)
Allegheny Energy, Inc. ..............       1,700                     43,775
Ameren Corp. ........................       1,250                     53,762
American Electric Power Co. .........       1,475                     59,029
Consolidated Edison, Inc. ...........       1,300                     54,275
Constellation Energy Group,
  Inc. ..............................       1,825                     53,546
Entergy Corp. .......................       1,300                     55,172
PPL Corp. ...........................       1,550                     51,274
Southern Co. ........................      13,300                    364,420
                                                                 -----------
                                                                     735,253
                                                                 -----------
MULTI-UTILITIES (0.1%)
Puget Energy, Inc. ..................       1,650                     34,073
                                                                 -----------
TOTAL UTILITIES .....................                                769,326
                                                                 -----------
TOTAL COMMON STOCKS (92.2%)
  (Cost $28,212,130).................                             25,397,607
                                                                 -----------
CONVERTIBLE PREFERRED
  STOCKS:
TELECOMMUNICATION SERVICES (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
Sprint Corp.
(Cost $10,375).......................         500                      4,075
                                                                 -----------

============================================================================
                                        PRINCIPAL                     VALUE
                                         AMOUNT                     (NOTE 1)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCY (2.2%)
Federal Home Loan Mortgage
  Corp. (Discount Note) 7/1/02 ........    $  600,000           $    599,968
                                                                ------------
TIME DEPOSIT (6.5%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .......................     1,790,544              1,790,544
                                                                ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (8.7%)
  (Amortized Cost $2,390,512)..........                            2,390,512
                                                                ------------
TOTAL INVESTMENTS (100.9%)
  (Cost/Amortized Cost
     $30,613,017)......................                           27,792,194
OTHER ASSETS LESS
  LIABILITIES (-0.9%) .................                             (258,023)
                                                                ------------
NET ASSETS (100%) .....................                         $ 27,534,171
                                                                ============

----------
*     Non-income producing.

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $62,935 or 0.23% of net assets.

+     Securities (totaling $2,723 or 0.01% of net assets) valued at fair value.

      Glossary:
      ADR--American Depositary Receipt
      GDR--Global Depositary Receipt

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $30,622,777
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      1,915,883

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........          $     432,148
Aggregate gross unrealized depreciation .........             (3,252,971)
                                                           -------------
Net unrealized depreciation .....................          $  (2,820,823)
                                                           =============
Federal income tax cost of investments ..........          $  30,613,017
                                                           =============

For the six months ended June 30, 2002, the Portfolio incurred approximately $6,658 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.7%)
AUTO COMPONENTS (0.3%)
Delphi Automotive Systems
  Corp. ................................   10,530                  $ 138,996
                                                                   ---------
AUTOMOBILES (0.8%)
General Motors Corp. ...................    6,950                    371,478
                                                                   ---------
DEPARTMENT STORES (1.9%)
Sears, Roebuck & Co. ...................   16,430                    892,149
                                                                   ---------
GENERAL MERCHANDISE STORES (1.3%)
Target Corp. ...........................   15,950                    607,695
                                                                   ---------
HOTELS (0.5%)
Carnival Corp. .........................    8,600                    238,134
                                                                   ---------
MEDIA (5.5%)
Gannett Co., Inc. ......................    9,370                    711,183
Liberty Media Corp., Class A* ..........   71,300                    713,000
News Corp. Ltd. (ADR) ..................   24,700                    487,825
Reed International plc .................   15,800                    150,163
Tribune Co. ............................    3,550                    154,425
Viacom, Inc., Class B* .................    5,910                    262,227
Walt Disney Co. ........................    5,520                    104,328
                                                                   ---------
                                                                   2,583,151
                                                                   ---------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co. ......................    4,120                    120,180
                                                                   ---------
RESTAURANTS (1.1%)
McDonald's Corp. .......................   18,800                    534,860
                                                                   ---------
TEXTILES & APPAREL (0.1%)
Nike, Inc., Class B ....................      820                     43,993
                                                                   ---------
 TOTAL CONSUMER DISCRETIONARY...........                           5,530,636
                                                                   ---------
CONSUMER STAPLES (9.0%)
BEVERAGES (3.0%)
Anheuser-Busch Cos., Inc. ..............    9,700                    485,000
Diageo plc .............................    7,680                     99,740
Diageo plc (ADR) .......................   11,800                    609,470
PepsiCo, Inc. ..........................    4,460                    214,972
                                                                   ---------
                                                                   1,409,182
                                                                   ---------
FOOD PRODUCTS (3.2%)
Archer-Daniels-Midland Co. .............   12,360                    158,084
Kellogg Co. ............................    9,050                    324,533
Philip Morris Cos., Inc. ...............   21,670                    946,546
Smucker (J.M.) Co. .....................    1,790                     61,100
                                                                   ---------
                                                                   1,490,263
                                                                   ---------
FOOD RETAIL (0.3%)
Kroger Co.* ............................    7,800                    155,220
                                                                   ---------
HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp. ...................    3,550                    220,100
Procter & Gamble Co. ...................    4,080                    364,344
                                                                   ---------
                                                                     584,444
                                                                   ---------
PERSONAL PRODUCTS (1.3%)
Avon Products, Inc. ....................    8,400                    438,816
Gillette Co. ...........................    4,340                    146,996
                                                                   ---------
                                                                     585,812
                                                                   ---------
 TOTAL CONSUMER STAPLES ................                           4,224,921
                                                                   ---------


============================================================================
                                          NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
ENERGY (10.0%)
INTEGRATED OIL & GAS (7.5%)
BP plc (ADR) ...........................   10,920                  $ 551,351
Conoco, Inc. ...........................   49,550                  1,377,490
Devon Energy Corp. .....................    2,690                    132,563
EnCana Corp. ...........................   10,050                    307,530
Exxon Mobil Corp. ......................   15,240                    623,621
National Fuel Gas Co. ..................    5,570                    125,380
Occidental Petroleum Corp. .............    4,700                    140,953
Phillips Petroleum Co. .................    3,200                    188,416
TotalFinaElf S.A. (ADR) ................    1,200                     97,080
                                                                   ---------
                                                                   3,544,384
                                                                   ---------
OIL & GAS DRILLING (0.5%)
Noble Corp.* ...........................    1,600                     61,760
Transocean Sedco Forex, Inc. ...........    5,600                    174,440
                                                                   ---------
                                                                     236,200
                                                                   ---------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
Baker Hughes, Inc. .....................    1,000                     33,290
Schlumberger Ltd. ......................    3,120                    145,080
                                                                   ---------
                                                                     178,370
                                                                   ---------
OIL & GAS EXPLORATION &
  PRODUCTION (1.6%)
Anadarko Petroleum Corp. ...............    2,870                    141,491
Apache Corp. ...........................    4,830                    277,628
Kerr-McGee Corp. .......................    1,400                     74,970
Unocal Corp. ...........................    6,690                    247,129
                                                                   ---------
                                                                     741,218
                                                                   ---------
 TOTAL ENERGY ..........................                           4,700,172
                                                                   ---------
FINANCIALS (24.9%)
BANKS (7.8%)
Bank of America Corp. ..................   16,660                  1,172,198
Bank One Corp. .........................   23,400                    900,432
Comerica, Inc. .........................    1,300                     79,820
FleetBoston Financial Corp. ............    9,030                    292,120
Mellon Financial Corp. .................    6,000                    188,580
National City Corp. ....................    5,350                    177,887
PNC Financial Services Group,
  Inc. .................................      760                     39,733
SouthTrust Corp. .......................    4,280                    111,794
SunTrust Banks, Inc. ...................    2,610                    176,749
Wachovia Corp. .........................    4,830                    184,409
Washington Mutual, Inc. ................    9,800                    363,678
                                                                   ---------
                                                                   3,687,400
                                                                   ---------
DIVERSIFIED FINANCIALS (9.6%)
American Express Co. ...................    8,480                    307,994
Capital One Financial Corp. ............    2,000                    122,100
Citigroup, Inc. ........................   33,720                  1,306,650
Fannie Mae .............................    6,300                    464,625
Freddie Mac ............................    2,760                    168,912
Goldman Sachs Group, Inc. ..............    4,770                    349,879
Household International, Inc. ..........    9,600                    477,120
J.P. Morgan Chase & Co. ................   19,800                    671,616
MBNA Corp. .............................    9,700                    320,779
Merrill Lynch & Co., Inc. ..............    7,920                    320,760
                                                                   ---------
                                                                   4,510,435
                                                                   ---------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
INSURANCE (7.3%)
Allstate Corp. .........................    6,460                 $  238,891
American International Group,
  Inc. .................................    3,500                    238,805
Chubb Corp. ............................    1,560                    110,448
Hartford Financial Services
  Group, Inc. ..........................    2,760                    164,137
Loews Corp. ............................    9,050                    479,560
Loews Corp.- Carolina Group ............    2,500                     67,625
Metlife, Inc. ..........................   46,780                  1,347,264
MGIC Investment Corp. ..................    1,700                    115,260
PMI Group, Inc. ........................    7,700                    294,140
Safeco Corp. ...........................    2,810                     86,801
St. Paul Cos., Inc. ....................    2,020                     78,618
Travelers Property Casualty
  Corp., Class A* ......................   11,900                    210,630
                                                                  ----------
                                                                   3,432,179
                                                                  ----------
REAL ESTATE (0.2%)
Equity Office Properties Trust .........    2,760                     83,076
                                                                  ----------
 TOTAL FINANCIALS ......................                          11,713,090
                                                                  ----------
HEALTH CARE (9.7%)
BIOTECHNOLOGY (1.4%)
Wyeth ..................................   13,250                    678,400
                                                                  ----------
HEALTH CARE EQUIPMENT &
  SERVICES (3.6%)
Cardinal Health, Inc. ..................    2,600                    159,666
CIGNA Corp. ............................    3,900                    379,938
Guidant Corp.* .........................   10,400                    314,392
HCA, Inc. ..............................    9,400                    446,500
Tenet Healthcare Corp.* ................    4,100                    293,355
Wellpoint Health Networks,
  Inc.* ................................    1,400                    108,934
                                                                  ----------
                                                                   1,702,785
                                                                  ----------
PHARMACEUTICALS (4.7%)
Abbott Laboratories ....................   10,030                    377,629
GlaxoSmithKline plc ....................    3,800                     82,135
Merck & Co., Inc. ......................    3,690                    186,862
Pfizer, Inc. ...........................   24,090                    843,150
Schering-Plough Corp. ..................   28,500                    701,100
                                                                  ----------
                                                                   2,190,876
                                                                  ----------
 TOTAL HEALTH CARE .....................                           4,572,061
                                                                  ----------
INDUSTRIALS (9.5%)
AEROSPACE & DEFENSE (2.2%)
Honeywell International, Inc. ..........   17,000                    598,910
Northrop Grumman Corp. .................    1,250                    156,250
United Technologies Corp. ..............    4,400                    298,760
                                                                  ----------
                                                                   1,053,920
                                                                  ----------
COMMERCIAL SERVICES & SUPPLIES (3.2%)
Cendant Corp.* .........................   81,250                  1,290,250
First Data Corp. .......................    6,600                    245,520
                                                                  ----------
                                                                   1,535,770
                                                                  ----------
INDUSTRIAL CONGLOMERATES (1.2%)
3M Co. .................................    1,470                    180,810
General Electric Co. ...................    6,100                    177,205
Tyco International Ltd. ................   15,300                    206,703
                                                                  ----------
                                                                     564,718
                                                                  ----------

============================================================================
                                          NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
MACHINERY (1.4%)
Caterpillar, Inc. ......................      450                 $   22,028
Danaher Corp. ..........................    1,760                    116,776
Deere & Co. ............................    6,730                    322,367
Illinois Tool Works, Inc. ..............      630                     43,029
ITT Industries, Inc. ...................      330                     23,298
Pall Corp. .............................    5,910                    122,632
                                                                  ----------
                                                                     650,130
                                                                  ----------
RAILROADS (1.5%)
Burlington Northern Santa Fe
  Corp. ................................    3,000                     90,000
Canadian National Railway Co. ..........    3,664                    189,795
Union Pacific Corp. ....................    6,500                    411,320
                                                                  ----------
                                                                     691,115
                                                                  ----------
 TOTAL INDUSTRIALS .....................                           4,495,653
                                                                  ----------
INFORMATION TECHNOLOGY (5.3%)
COMPUTER HARDWARE (0.2%)
International Business Machines
  Corp. ................................    1,130                     81,360
                                                                  ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.5%)
Ace Ltd. ...............................    2,000                     63,200
Flextronics International Ltd.* ........    5,730                     40,855
Koninklijke Royal Philips
  Electronics N.V. (ADR) ...............   34,400                    949,440
Sanmina-SCI Corp.* .....................    7,100                     44,801
Solectron Corp.* .......................   16,700                    102,705
                                                                  ----------
                                                                   1,201,001
                                                                  ----------
IT CONSULTING & SERVICES (0.9%)
Accenture Ltd., Class A* ...............    3,730                     70,870
Electronic Data Systems Corp. ..........    9,200                    341,780
                                                                  ----------
                                                                     412,650
                                                                  ----------
NETWORKING EQUIPMENT (0.3%)
Juniper Networks, Inc.* ................   23,000                    129,950
                                                                  ----------
SEMICONDUCTORS (0.9%)
Altera Corp.* ..........................    8,100                    110,160
Analog Devices, Inc.* ..................    1,660                     49,302
Intel Corp. ............................    4,300                     78,561
Micron Technology, Inc.* ...............    7,800                    157,716
Texas Instruments, Inc. ................    1,300                     30,810
                                                                  ----------
                                                                     426,549
                                                                  ----------
SYSTEMS SOFTWARE (0.2%)
Oracle Corp.* ..........................   10,100                     95,647
                                                                  ----------
TELECOMMUNICATIONS EQUIPMENT (0.3%)
Amdocs Ltd.* ...........................    4,100                     30,955
Lucent Technologies, Inc. ..............   12,700                     21,082
QUALCOMM, Inc.* ........................    2,800                     76,972
                                                                  ----------
                                                                     129,009
                                                                  ----------
 TOTAL INFORMATION TECHNOLOGY...........                           2,476,166
                                                                  ----------
MATERIALS (5.4%)
CHEMICALS (3.3%)
Air Products & Chemicals, Inc. .........    3,630                    183,206
Akzo Nobel N.V. ........................    3,630                    158,061
Dow Chemical Co. .......................    9,600                    330,048

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------
Du Pont (E.I.) de Nemours &
  Co. ..................................    3,700              $    164,280
Lyondell Chemical Co. ..................    7,100                   107,210
PPG Industries, Inc. ...................    2,310                   142,989
Praxair, Inc. ..........................    2,760                   157,237
Syngenta AG* ...........................    5,050                   303,516
                                                               ------------
                                                                  1,546,547
                                                               ------------
METALS & MINING (0.8%)
Alcan, Inc. (New York
  Exchange) ............................    2,050                    76,916
Alcoa, Inc. ............................    8,630                   286,085
Phelps Dodge Corp. .....................    1,060                    43,672
                                                               ------------
                                                                    406,673
                                                               ------------
PAPER & FOREST PRODUCTS (1.3%)
International Paper Co. ................    5,860                   255,379
Weyerhaeuser Co. .......................    5,600                   357,560
                                                               ------------
                                                                    612,939
                                                               ------------
 TOTAL MATERIALS .......................                          2,566,159
                                                               ------------
TELECOMMUNICATION SERVICES (3.4%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.3%)
AT&T Corp. .............................   84,110                   899,977
BellSouth Corp. ........................    7,750                   244,125
BT Group plc ...........................   14,820                    56,927
National Grid Group plc ................    6,370                    45,248
SBC Communications, Inc. ...............    6,100                   186,050
Sprint Corp. (FON Group) ...............    3,300                    35,013
Verizon Communications, Inc. ...........    2,340                    93,951
WorldCom, Inc.-WorldCom
  Group*+ ..............................    1,200                       108
                                                               ------------
                                                                  1,561,399
                                                               ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
AT&T Wireless Services, Inc.* ..........    3,900                    22,815
Sprint Corp. (PCS Group)* ..............    2,000                     8,940
                                                               ------------
                                                                     31,755
                                                               ------------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                          1,593,154
                                                               ------------
UTILITIES (4.9%)
ELECTRIC UTILITIES (3.6%)
Ameren Corp. ...........................    1,800                    77,418
American Electric Power Co. ............   13,500                   540,270
Constellation Energy Group,
  Inc. .................................    3,400                    99,756
Dominion Resources, Inc. ...............    1,700                   112,540
Duke Energy Corp. ......................    3,600                   111,960
Entergy Corp. ..........................    1,900                    80,636
FirstEnergy Corp. ......................    3,900                   130,182
FPL Group, Inc. ........................    3,840                   230,362
NSTAR ..................................    3,460                   154,939
Pinnacle West Capital Corp. ............    2,940                   116,130
TXU Corp. ..............................      870                    44,848
                                                               ------------
                                                                  1,699,041
                                                               ------------
GAS UTILITIES (0.8%)
KeySpan Corp. ..........................    2,510                    94,502
Nicor, Inc. ............................    3,030                   138,622
NiSource, Inc. .........................    3,570                    77,933

============================================================================
                                             NUMBER                  VALUE
                                           OF SHARES               (NOTE 1)
----------------------------------------------------------------------------
WGL Holdings, Inc. ........................  3,120              $     80,808
                                                                ------------
                                                                     391,865
                                                                ------------
MULTI-UTILITIES (0.5%)
Dynegy, Inc., Class A ..................... 22,400                   161,280
Energy East Corp. .........................  3,350                    75,710
                                                                ------------
                                                                     236,990
                                                                ------------
 TOTAL UTILITIES ..........................                        2,327,896
                                                                ------------
TOTAL COMMON STOCKS (93.8%)
  (Cost $47,368,295).......................                       44,199,908
                                                                ------------
CONVERTIBLE PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.2%)
AUTOMOBILES (0.2%)
General Motors Corp., 5.25% ...............  2,920                    76,708
                                                                ------------
FINANCIALS (0.1%)
INSURANCE (0.1%)
Travelers Property Casualty
  Corp., 4.50% ............................  2,040                    48,246
                                                                ------------
INDUSTRIALS (0.2%)
AEROSPACE & DEFENSE (0.2%)
Northrop Grumman Corp.,
  7.25% ...................................    680                    90,107
                                                                ------------
INFORMATION TECHNOLOGY (0.4%)
TELECOMMUNICATIONS EQUIPMENT (0.4%)
Motorola, Inc., 7.00% .....................  4,150                   190,361
                                                                ------------
TELECOMMUNICATION SERVICES (0.1%)
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
Alltel Corp., 7.75% .......................  1,070                    51,938
                                                                ------------
UTILITIES (0.2%)
ELECTRIC UTILITIES (0.2%)
TXU Corp., 8.75% ..........................  1,620                    87,820
                                                                ------------
MULTI-UTILITIES (0.0%)
Williams Cos., Inc., 9.00% ................  1,300                    16,354
                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (1.2%)
  (Cost $577,484)..........................                          561,534
                                                                ------------

                                        PRINCIPAL
                                          AMOUNT
                                        ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (7.7%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $3,638,897)......... $ 3,638,897                 3,638,897
                                                                ------------
TOTAL INVESTMENTS (102.7%)
  (Cost/Amortized Cost
     $51,584,676)......................                           48,400,339
OTHER ASSETS LESS
  LIABILITIES (-2.7%) .................                           (1,279,283)
                                                                ------------
NET ASSETS (100%) .....................                         $ 47,121,056
                                                                ============

---------------------
*     Non-income producing
+     Securities (totaling $108 or 0.00% of net assets) valued at fair value.
      Glossary:
      ADR--American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $60,055,060
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,813,382

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........         $    485,374
Aggregate gross unrealized depreciation .........           (3,669,711)
                                                          ------------
Net unrealized depreciation .....................         $ (3,184,337)
                                                          ============
Federal income tax cost of investments ..........         $ 51,584,676
                                                          ============

For the six months ended June 30, 2002, the Portfolio incurred approximately $1,070 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                      VALUE
                                         OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.6%)
APPAREL RETAIL (1.1%)
dELiA*s Corp., Class A* ...............    35,000                $   178,500
HOT Topic, Inc.* ......................     6,000                    160,260
Too, Inc.* ............................     4,000                    123,200
                                                                 -----------
                                                                     461,960
                                                                 -----------
AUTO COMPONENTS (0.3%)
Advance Auto Parts, Inc.* .............     2,500                    136,275
                                                                 -----------
AUTOMOBILES (0.8%)
Group 1 Automotive, Inc.* .............     3,400                    129,710
Harley-Davidson, Inc. .................     2,300                    117,921
Sonic Automotive, Inc.* ...............     1,700                     43,775
Thor Industries, Inc. .................       800                     57,008
                                                                 -----------
                                                                     348,414
                                                                 -----------
CASINOS & GAMING (0.3%)
Station Casinos, Inc.* ................     6,800                    121,380
                                                                 -----------
CATALOG RETAIL (1.1%)
J. Jill Group, Inc.* ..................     3,000                    113,850
MSC Industrial Direct Co.* ............     9,200                    179,400
Valuevision International, Inc.,
  Class A* ............................     8,800                    159,720
                                                                 -----------
                                                                     452,970
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (1.8%)
Best Buy Co., Inc.* ...................     2,000                     72,600
CDW Computer Centers, Inc.* ...........     6,700                    313,627
GameStop Corp.* .......................    10,700                    224,593
Ultimate Electronics, Inc.* ...........     5,500                    142,505
                                                                 -----------
                                                                     753,325
                                                                 -----------
GENERAL MERCHANDISE STORES (0.7%)
BJ's Wholesale Club, Inc.* ............     1,930                     74,305
Dollar Tree Stores, Inc.* .............     3,200                    126,112
Pricesmart, Inc.* .....................     2,400                     92,520
                                                                 -----------
                                                                     292,937
                                                                 -----------
HOTELS (0.2%)
Four Seasons Hotels, Inc. .............     2,000                     93,800
                                                                 -----------
HOUSEHOLD DURABLES (0.9%)
Clayton Homes, Inc. ...................     6,300                     99,540
Cost Plus, Inc.* ......................     4,500                    137,066
Pulte Homes, Inc. .....................     2,300                    132,204
                                                                 -----------
                                                                     368,810
                                                                 -----------
LEISURE FACILITIES (0.4%)
Regal Entertainment Group,
  Class A* ............................     6,900                    160,908
                                                                 -----------
LEISURE PRODUCTS (0.2%)
MarineMax, Inc.* ......................     4,900                     63,455
                                                                 -----------
MEDIA (3.5%)
Entercom Communications
  Corp.* ..............................       700                     32,130
Hearst-Argyle Television, Inc.* .......       800                     18,040
Hispanic Broadcasting Corp.* ..........     6,700                    174,870
Lin TV Corp., Class A* ................       810                     21,902
Macrovision Corp.* ....................    17,270                    226,410
McGraw-Hill Cos., Inc. ................     4,300                    256,710
New York Times Co., Class A ...........       600                     30,900

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Radio One, Inc., Class D* ..............    7,800                $   115,986
Scholastic Corp.* ......................    8,620                    326,698
Tribune Co. ............................    2,100                     91,350
Univision Communications, Inc.,
  Class A* .............................    4,300                    135,020
Westwood One, Inc.* ....................      600                     20,052
                                                                 -----------
                                                                   1,450,068
                                                                 -----------
PHOTOGRAPHIC PRODUCTS (0.4%)
Scansource, Inc.* ......................    2,700                    165,807
                                                                 -----------
RESTAURANTS (0.6%)
Brinker International, Inc.* ...........    3,600                    114,300
Outback Steakhouse, Inc.* ..............    4,200                    147,420
                                                                 -----------
                                                                     261,720
                                                                 -----------
SPECIALTY STORES (1.5%)
Charming Shoppes, Inc.* ................    8,500                     73,440
Copart, Inc.* ..........................    4,350                     70,600
Hollywood Entertainment
  Corp.* ...............................    5,000                    103,400
Racing Champions Corp.* ................    2,000                     36,940
Talbots, Inc. ..........................    5,000                    175,000
Tiffany & Co. ..........................    4,900                    172,480
                                                                 -----------
                                                                     631,860
                                                                 -----------
TEXTILES & APPAREL (0.8%)
Nike, Inc., Class B ....................    4,300                    230,695
Quicksilver, Inc.* .....................    4,000                     99,200
                                                                 -----------
                                                                     329,895
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY..........                           6,093,584
                                                                 -----------
CONSUMER STAPLES (1.0%)
DRUG RETAIL (0.5%)
Aradigm Corp.* .........................   20,000                     87,260
CVS Corp. ..............................    4,470                    136,782
                                                                 -----------
                                                                     224,042
                                                                 -----------
FOOD RETAIL (0.5%)
Kroger Co.* ............................   10,860                    216,114
                                                                 -----------
  TOTAL CONSUMER STAPLES ...............                             440,156
                                                                 -----------
ENERGY (5.5%)
INTEGRATED OIL & GAS (0.5%)
Key Energy Services, Inc.* .............    7,500                     78,750
Oil Service Holders Trust ..............    2,250                    138,690
                                                                 -----------
                                                                     217,440
                                                                 -----------
OIL & GAS DRILLING (2.4%)
Diamond Offshore Drilling, Inc..........    2,200                     62,700
Noble Corp.* ...........................    6,160                    237,776
Patterson-UTI Energy, Inc.* ............   25,000                    705,750
                                                                 -----------
                                                                   1,006,226
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc. .....................    4,000                    133,160
Cooper Cameron Corp.* ..................    3,700                    179,154
Newpark Resources, Inc.* ...............    4,000                     29,400
Spinnaker Exploration Co.* .............    4,200                    151,284
Superior Energy Services, Inc.* ........    6,000                     60,900
W-H Energy Services, Inc.* .............    7,900                    175,064
                                                                 -----------
                                                                     728,962
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Newfield Exploration Co.* ...........       4,400                $   163,548
Ocean Energy, Inc. ..................       2,500                     54,175
Pogo Producing Co. ..................       4,500                    146,790
                                                                 -----------
                                                                     364,513
                                                                 -----------
  TOTAL ENERGY ......................                              2,317,141
                                                                 -----------
FINANCIALS (8.8%)
BANKS (3.0%)
Anchor Bancorp Wisconsin, Inc........       3,300                     79,563
Brookline Bancorp, Inc. .............       3,800                     96,140
Comerica, Inc. ......................       1,800                    110,520
Commerce Bancorp, Inc. ..............       4,300                    190,060
First Tennessee National Corp. ......       2,200                     84,260
Investors Financial Services
  Corp. .............................       4,300                    144,222
Net.B@nk, Inc.* .....................      14,500                    168,925
Pacific Northwest Bancorp ...........       2,000                     62,640
SouthTrust Corp. ....................       3,900                    101,868
Southwest Bancorporation of
  Texas, Inc.* ......................       6,300                    228,186
                                                                 -----------
                                                                   1,266,384
                                                                 -----------
DIVERSIFIED FINANCIALS (2.6%)
A.G. Edwards, Inc. ..................       2,400                     93,288
Affiliated Managers Group, Inc.*.....       1,900                    116,850
BlackRock, Inc.* ....................       2,500                    110,750
Gallagher (Arthur J.) & Co. .........       7,250                    251,212
Investment Technology Group,
  Inc.* .............................         200                      6,540
iShares MSCI Japan Index Fund........      10,500                     88,515
New Century Financial Corp. .........       5,000                    174,850
Renaissance Reinsurance
  Holdings Ltd. .....................       2,500                     91,500
The BISYS Group, Inc.* ..............       4,700                    156,510
                                                                 -----------
                                                                   1,090,015
                                                                 -----------
INSURANCE (3.0%)
Hub International Ltd. ..............       8,150                    122,902
Principal Financial Group* ..........       4,140                    128,340
Radian Group, Inc. ..................       3,100                    151,435
Stancorp Financial Group, Inc. ......         300                     16,650
W.R. Berkley Corp. ..................       1,500                     82,500
Willis Group Holdings Ltd.* .........      13,460                    442,969
XL Capital Ltd., Class A ............       3,630                    307,461
                                                                 -----------
                                                                   1,252,257
                                                                 -----------
REAL ESTATE (0.2%)
FBR Asset Investment Corp. ..........       2,500                     83,375
                                                                 -----------
U.S. GOVERNMENT AGENCY (0.0%)
Federal Agricultural Mortgage
  Corp., Class C* ...................         200                      5,340
                                                                 -----------
  TOTAL FINANCIALS ..................                              3,697,371
                                                                 -----------
HEALTH CARE (17.1%)
BIOTECHNOLOGY (3.3%)
Charles River Laboratories
  International, Inc.* ..............       4,900                    171,745
Genzyme Corp.-General
  Division* .........................       6,680                    128,523
Insmed, Inc.* .......................      25,000                     35,000

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Integra LifeSciences Holdings
  Corp.* ............................       9,300                $   202,275
Martek Biosciences Corp.* ...........      23,400                    489,530
Regeneration Technologies, Inc.*.....      37,800                    228,312
Transkaryotic Therapies, Inc.* ......       3,800                    136,990
                                                                 -----------
                                                                   1,392,375
                                                                 -----------
HEALTH CARE EQUIPMENT &
  SERVICES (9.3%)
Abgenix, Inc.* ......................       2,100                     20,580
Accredo Health, Inc.* ...............       1,800                     83,052
AdvancePCS* .........................       6,200                    148,428
American Medical Systems
  Holdings, Inc.* ...................       8,500                    170,510
AMERIGROUP Corp. ....................       3,000                     81,840
AmerisourceBergen Corp. .............       1,300                     98,800
AMN Healthcare Services, Inc.*.......       4,500                    157,545
Applied Biosystems Group-
  Applera Corp. .....................       1,100                     21,439
Britesmile, Inc.* ...................      13,200                     31,284
Caremark Rx, Inc.* ..................      11,900                    196,350
Centene Corp.* ......................       7,000                    216,860
Cepheid, Inc.* ......................       4,600                     25,663
Community Health Systems,
  Inc.* .............................       3,300                     88,440
Conceptus, Inc.* ....................       5,000                     82,450
Cytyc Corp.* ........................      40,930                    311,887
Hanger Orthopedic Group, Inc.*.......      10,250                    155,698
Healthsouth Corp.* ..................      20,390                    260,788
Impath, Inc.* .......................       7,480                    134,266
LifePoint Hospitals, Inc.* ..........       1,900                     68,989
Lincare Holdings, Inc.* .............       3,250                    104,975
Neopharm, Inc.* .....................      11,000                    138,270
Omnicare, Inc. ......................       4,500                    118,170
OraSure Technologies, Inc.* .........      10,700                     69,550
Orthofix International N.V.* ........       1,500                     52,725
Priority Healthcare Corp.,
  Class B* ..........................       8,200                    192,700
Province Healthcare Co.* ............       4,000                     89,440
PSS World Medical, Inc.* ............       2,900                     23,490
Stericycle, Inc.* ...................       6,800                    240,788
Stryker Corp. .......................       1,000                     53,510
Therasense, Inc.* ...................       4,900                     90,503
Thoratec Corp.* .....................      20,000                    179,800
United Therapeutics Corp.* ..........       9,500                    117,420
VCA Antech, Inc.* ...................       3,200                     49,792
Visx, Inc.* .........................       2,390                     26,051
                                                                 -----------
                                                                   3,902,053
                                                                 -----------
PHARMACEUTICALS (4.5%)
Allergan, Inc. ......................       2,000                    133,500
Axcan Pharma, Inc.* .................       7,200                    107,568
Bentley Pharmaceuticals, Inc.* ......       7,750                     89,900
Biovail Corp.* ......................       2,400                     69,504
Connetics Corp.* ....................       5,000                     64,595
Endo Pharmaceuticals Holdings,
  Inc.* .............................      10,700                     74,900
ICN Pharmaceuticals, Inc. ...........       5,900                    142,839
Mylan Laboratories, Inc. ............       3,200                    100,320
Novavax, Inc.* ......................      28,500                    121,410

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Shire Pharmaceuticals Group plc
  (ADR)* ...............................    7,015                $   181,057
SICOR, Inc.* ...........................   13,000                    241,020
Support.com, Inc.* .....................  112,500                    311,625
The Medicines Co.* .....................   13,500                    166,455
Trimeris, Inc.* ........................    1,300                     57,707
                                                                 -----------
                                                                   1,862,400
                                                                 -----------
  TOTAL HEALTH CARE ....................                           7,156,828
                                                                 -----------
INDUSTRIALS (12.4%)
AEROSPACE & DEFENSE (1.7%)
Aeroflex, Inc.* ........................   16,900                    117,455
Alliant Techsystems, Inc.* .............    2,500                    159,500
Herley Industries, Inc.* ...............    9,000                    190,890
Northrop Grumman Corp. .................      400                     50,000
United Defense Industries, Inc.*........    7,800                    179,400
                                                                 -----------
                                                                     697,245
                                                                 -----------
AIR FREIGHT & COURIERS (0.9%)
C.H. Robinson Worldwide, Inc. ..........    4,900                    164,297
EGL, Inc.* .............................   12,000                    203,520
                                                                 -----------
                                                                     367,817
                                                                 -----------
AIRLINES (0.5%)
Atlantic Coast Airlines Holdings,
  Inc.* ................................    4,500                     97,650
ExpressJet Holdings, Inc.* .............    7,400                     96,570
Nordic American Tanker
  Shipping Ltd. ........................    2,700                     36,855
                                                                 -----------
                                                                     231,075
                                                                 -----------
BUILDING PRODUCTS (0.1%)
Simpson Manufacturing Co.,
  Inc.* ................................      950                     54,274
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (7.0%)
Bennett Environmental, Inc.* ...........    8,500                    153,340
Career Education Corp.* ................    4,100                    184,500
CheckFree Corp.* .......................    4,880                     76,323
Clean Harbors, Inc. ....................   10,000                    117,600
Coinstar, Inc.* ........................    7,000                    171,150
Concord EFS, Inc.* .....................    2,430                     73,240
DST Systems, Inc.* .....................    4,190                    191,525
Expeditors International of
  Washington, Inc. .....................    3,800                    126,008
Fiserv, Inc.* ..........................      900                     33,039
Global Payments, Inc. ..................    4,600                    136,850
IMS Health, Inc. .......................   16,280                    292,226
Iron Mountain, Inc.* ...................    7,500                    231,375
Kroll, Inc.* ...........................    8,000                    167,840
Manpower, Inc. .........................    3,300                    121,275
Medical Staffing Network
  Holdings, Inc.* ......................    3,900                     95,550
Mosaic Group, Inc.* ....................   85,500                    140,542
Rent-A-Center, Inc.* ...................    3,600                    208,836
Right Management Consultants*...........    3,000                     78,897
S 1 Corp.* .............................   18,090                    133,685
Sabre Holdings Corp.* ..................    3,100                    110,980
Spherion Corp.* ........................    6,500                     77,350
                                                                 -----------
                                                                   2,922,131
                                                                 -----------
ELECTRICAL EQUIPMENT (0.3%)
Varian Semiconductor
  Equipment Associates, Inc.* ..........    3,200                    108,576
                                                                 -----------

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.3%)
Allete, Inc. ...........................    4,500                $   121,950
                                                                 -----------
MACHINERY (0.5%)
Danaher Corp. ..........................      800                     53,080
Idex Corp. .............................    4,600                    154,100
                                                                 -----------
                                                                     207,180
                                                                 -----------
MARINE PORTS & SERVICES (0.3%)
Horizon Offshore, Inc.* ................   17,500                    147,700
                                                                 -----------
TRUCKING (0.8%)
Forward Air Corp.* .....................    3,500                    114,730
Hunt (J.B.) Transport Services,
  Inc.* ................................    5,500                    162,360
Landstar System, Inc.* .................      500                     53,425
                                                                 -----------
                                                                     330,515
                                                                 -----------
  TOTAL INDUSTRIALS ....................                           5,188,463
                                                                 -----------
INFORMATION TECHNOLOGY (24.4%)
APPLICATION SOFTWARE (6.1%)
Activision, Inc.* ......................   10,800                    313,848
Actuate Corp.* .........................   14,400                     64,800
BEA Systems, Inc.* .....................   26,380                    250,874
Business Objects S.A. (ADR)* ...........    6,700                    188,270
Citrix Systems, Inc.* ..................   44,340                    267,814
CSG System International, Inc.*.........    7,260                    138,956
Hyperion Solutions Corp.* ..............    7,900                    144,075
Informatica Corp.* .....................   32,200                    228,298
Iona Technologies plc (ADR)* ...........   12,500                     65,562
Mercury Interactive Corp.* .............    4,800                    110,208
Netegrity, Inc.* .......................   30,000                    184,800
NetIQ Corp.* ...........................    4,800                    108,624
PeopleSoft, Inc.* ......................    3,940                     58,627
Rational Software Corp.* ...............   15,880                    130,375
Siebel Systems, Inc.* ..................    3,520                     50,054
SmartForce plc, Ltd. (ADR)* ............   15,790                     53,686
THQ, Inc.* .............................    6,750                    201,285
                                                                 -----------
                                                                   2,560,156
                                                                 -----------
COMPUTER HARDWARE (0.3%)
Intergraph Corp.* ......................    8,000                    139,522
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (0.3%)
McData Corp., Class A* .................    7,850                     69,158
Network Appliance, Inc.* ...............    5,300                     65,932
                                                                 -----------
                                                                     135,090
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (3.9%)
Ace Ltd. ...............................    7,430                    234,788
Amphenol Corp., Class A* ...............    4,500                    162,000
Anadigics, Inc.* .......................    8,800                     72,512
Conductus, Inc.* .......................   21,000                     25,200
DDI Corp.* .............................      400                        400
HEI, Inc.* .............................   25,000                    192,500
Intersil Corp., Class A* ...............    7,898                    168,859
Premcor, Inc.* .........................    2,000                     51,440
Scientific Games Corp., Class A*........   17,500                    138,950
Semtech Corp.* .........................    5,200                    138,840
Tektronix, Inc.* .......................   10,800                    202,068
TeleTech Holdings, Inc.* ...............   20,000                    190,800
Wilson Greatbatch Technologies,
  Inc.* ................................    2,500                     63,700
                                                                 -----------
                                                                   1,642,057
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (4.6%)
Alloy Online, Inc.* ..................     11,500                $   166,060
Chordiant Software, Inc.* ............     40,000                     78,000
Click2Learn.com, Inc.* ...............     42,500                     72,484
ePresence, Inc.* .....................     12,200                     45,750
Freemarkets, Inc.* ...................      1,500                     21,195
Getty Images, Inc.* ..................      5,600                    121,912
imanage, Inc.* .......................     79,700                    266,995
Internet Security Systems* ...........      2,340                     30,701
Matrixone, Inc.* .....................     10,100                     60,701
McData Corp., Class B* ...............        280                      2,492
NetFlix, Inc.* .......................      5,000                     69,950
Openwave Systems, Inc.* ..............     12,500                     70,125
Raindance Communications,
  Inc.* ..............................     65,000                    373,750
Retek, Inc.* .........................      2,230                     54,189
RSA Security, Inc.* ..................      9,320                     44,829
Secure Computing Corp.* ..............     25,000                    188,750
VeriSign, Inc.* ......................     34,960                    251,362
                                                                 -----------
                                                                   1,919,245
                                                                 -----------
IT CONSULTING & SERVICES (0.8%)
Corporate Executive Board Co.*........      2,100                     71,925
Intercept Group, Inc.* ...............      4,700                     97,384
Sungard Data Systems, Inc.* ..........      6,770                    179,270
                                                                 -----------
                                                                     348,579
                                                                 -----------
NETWORKING EQUIPMENT (0.6%)
Brocade Communications
  Systems, Inc.* .....................      7,780                    135,994
Cable Design Technologies
  Corp.* .............................        910                      9,327
Computer Network Technology
  Corp.* .............................        820                      5,027
Hewitt Associates, Inc.* .............      2,050                     47,765
Juniper Networks, Inc.* ..............      8,400                     47,460
                                                                 -----------
                                                                     245,573
                                                                 -----------
OFFICE ELECTRONICS (0.2%)
Global Imaging Systems, Inc.* ........      3,500                     66,465
                                                                 -----------
SEMICONDUCTOR EQUIPMENT (4.0%)
AMTI, Inc.* ..........................      5,700                    127,509
Brooks Automation, Inc.* .............      2,800                     71,568
Emulex Corp.* ........................      5,630                    126,731
Exar Corp.* ..........................      1,510                    297,772
GlobespanVirata, Inc.* ...............      3,130                     12,113
Integrated Circuit Systems, Inc.*.....     10,800                    218,052
Lam Research Corp.* ..................      6,300                    113,274
LTX Corp.* ...........................      4,600                     65,688
Micrel, Inc.* ........................      6,300                     90,594
Microchip Technology, Inc.* ..........      5,750                    157,723
Mykrolis Corp.* ......................     12,000                    141,720
Novellus Systems, Inc.* ..............        900                     30,600
Photronics, Inc.* ....................      6,500                    123,110
PLX Technology, Inc.* ................     16,800                     71,400
                                                                 -----------
                                                                   1,647,854
                                                                 -----------
SEMICONDUCTORS (1.1%)
Broadcom Corp., Class A* .............      4,100                     71,914
Cypress Semiconductor Corp.* .........      9,200                    139,656
Fairchild Semiconductor
  International, Inc., Class A* ......      6,300                    153,090

============================================================================
                                                NUMBER               VALUE
                                               OF SHARES           (NOTE 1)
----------------------------------------------------------------------------
QLogic Corp.* ........................      2,500                $    95,250
                                                                 -----------
                                                                     459,910
                                                                 -----------
SYSTEMS SOFTWARE (1.1%)
Jack Henry & Associates, Inc. ........      7,400                    123,506
Lawson Software, Inc.* ...............     12,000                     69,240
VERITAS Software Corp.* ..............     13,040                    258,062
Viewpoint Corp.* .....................      3,700                     17,834
                                                                 -----------
                                                                     468,642
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (1.4%)
Advanced Fibre
  Communications, Inc.* ..............      5,260                     87,000
Amdocs Ltd.* .........................      6,690                     50,510
American Tower Corp.,
  Class A* ...........................      8,280                     28,566
CIENA Corp.* .........................      1,165                      4,881
General Motors Corp., Hughes
  Electronics Corp.* .................     10,250                    106,600
JDS Uniphase Corp.* ..................     16,600                     44,322
Power-One, Inc.* .....................     25,900                    161,098
Tekelec* .............................      9,430                     75,723
                                                                 -----------
                                                                     558,700
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY........                            10,191,793
                                                                 -----------
MATERIALS (4.0%)
CHEMICALS (2.2%)
Georgia Gulf Corp. ...................      5,900                    155,996
Lyondell Chemical Co. ................      6,000                     90,600
Olin Corp. ...........................      7,000                    155,050
OM Group, Inc. .......................      3,100                    192,200
Omnova Solutions, Inc. ...............     11,500                     96,600
Spartech Corp. .......................      6,000                    163,380
Syngenta AG ..........................        900                     54,092
                                                                 -----------
                                                                     907,918
                                                                 -----------
CONTAINERS & PACKAGING (0.6%)
Pactiv Corp.* ........................     10,200                    242,760
                                                                 -----------
METALS & MINING (0.6%)
Oregon Steel Mills, Inc.* ............     22,000                    132,000
Quanex Corp. .........................      2,500                    109,250
                                                                 -----------
                                                                     241,250
                                                                 -----------
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Corp. ..................      3,600                    124,308
Bowater, Inc. ........................      2,700                    146,799
                                                                 -----------
                                                                     271,107
                                                                 -----------
  TOTAL MATERIALS ....................                             1,663,035
                                                                 -----------
TELECOMMUNICATION SERVICES (2.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.9%)
EchoStar Communications Corp.,
  Class A* ...........................      9,870                    183,187
L-3 Communications Holdings,
  Inc.* ..............................      4,100                    221,400
Plantronics, Inc.* ...................      4,200                     79,842
RMH Teleservices, Inc.* ..............     20,000                    137,400
West Corp.* ..........................      6,900                    152,214
                                                                 -----------
                                                                     774,043
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Crown Castle International
  Corp.* ..............................    70,360               $   276,515
Nextel Partners, Inc., Class A* .......    20,000                    60,200
                                                                -----------
                                                                    336,715
                                                                -----------
 TOTAL TELECOMMUNICATION
   SERVICES ...........................                           1,110,758
                                                                -----------
UTILITIES (0.5%)
ELECTRIC UTILITIES (0.5%)
Calpine Corp.* ........................    31,000                   217,930
                                                                -----------
TOTAL COMMON STOCKS (91.0%)
  (Cost $43,086,826)...................                          38,077,059
                                                                -----------

================================================================================
                                        PRINCIPAL                    VALUE
                                         AMOUNT                    (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (13.9%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $5,807,180) .........   $ 5,807,180          $  5,807,180
                                                               ------------
TOTAL INVESTMENTS (104.9%)
 (Cost/Amortized Cost
  $48,894,006).........................                          43,884,239
OTHER ASSETS LESS LIABILITIES
  (-4.9%) .............................                          (2,071,581)
                                                               ------------
NET ASSETS (100%) .....................                        $ 41,812,658
                                                               ============

----------
*     Non-income producing

      Glossary:
      ADR--American Depositary Receipt

================================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $62,208,280
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     16,214,604

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........         $  1,092,907
Aggregate gross unrealized depreciation .........           (6,102,674)
                                                          ------------
Net unrealized depreciation .....................         $ (5,009,767)
                                                          ============
Federal income tax cost of investments ..........         $ 48,894,006
                                                          ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.7%)
APPAREL RETAIL (1.2%)
American Eagle Outfitters, Inc.*......     13,700                $   289,618
Burlington Coat Factory
  Warehouse Corp. ....................      2,000                     42,500
Cato Corp., Class A ..................      1,400                     31,220
Chico's FAS, Inc.* ...................      1,400                     50,848
Coach, Inc.* .........................        500                     27,450
Dress Barn, Inc.* ....................        400                      6,188
Garan, Inc. ..........................        400                     23,140
Hampshire Group Ltd.* ................        500                     11,490
Ross Stores, Inc. ....................        500                     20,375
The GAP, Inc. ........................      8,240                    117,008
                                                                 -----------
                                                                     619,837
                                                                 -----------
AUTO COMPONENTS (1.2%)
Action Performance Cos., Inc.* .......      1,400                     44,240
ArvinMeritor, Inc. ...................      4,900                    117,600
AutoZone, Inc.* ......................      1,100                     85,030
Collins & Aikman Corp.* ..............      6,000                     54,600
Dana Corp. ...........................      3,090                     57,258
Midas, Inc.* .........................      1,800                     22,320
Noble International Ltd. .............        300                      3,198
R&B, Inc.* ...........................      1,100                      9,520
Spartan Motors, Inc. .................      1,400                     21,448
Visteon Corp. ........................     14,770                    209,734
                                                                 -----------
                                                                     624,948
                                                                 -----------
AUTOMOBILES (0.0%)
America's Car-Mart, Inc.* ............        400                      5,508
                                                                 -----------
CASINOS & GAMING (0.1%)
Alliance Gaming Corp.* ...............      1,000                     12,220
Park Place Entertainment Corp.*.......      3,110                     31,878
                                                                 -----------
                                                                      44,098
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (0.9%)
Alliance Data Systems Corp.* .........      5,200                    132,860
Harman International Industries,
  Inc. ...............................        200                      9,850
Hastings Entertainment, Inc.* ........        600                      4,350
RadioShack Corp. .....................     11,150                    335,169
Sharper Image Corp.* .................        700                     14,105
                                                                 -----------
                                                                     496,334
                                                                 -----------
DEPARTMENT STORES (0.7%)
J.C. Penney, Inc. ....................     17,300                    380,946
                                                                 -----------
DISTRIBUTORS (0.2%)
Allou Health & Beauty Care,
  Inc., Class A* .....................        700                      5,460
Finishmaster, Inc.* ..................        500                      6,415
Handleman Co.* .......................        500                      7,250
Hughes Supply, Inc. ..................        500                     22,450
Huttig Building Products, Inc.* ......      1,200                      6,444
Sturm Ruger & Co., Inc. ..............      2,600                     36,790
                                                                 -----------
                                                                      84,809
                                                                 -----------
GENERAL MERCHANDISE STORES (0.5%)
Big Lots, Inc. .......................     10,400                    204,672
ShopKo Stores, Inc.* .................      3,100                     62,620
                                                                 -----------
                                                                     267,292
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
HOTELS (0.3%)
Mandalay Resort Group* ...............      2,400                $    66,168
Sun International Hotels Ltd.* .......      2,000                     49,560
Westcoast Hospitality Corp.* .........        200                      1,376
Winston Hotels, Inc. .................      1,500                     14,640
                                                                 -----------
                                                                     131,744
                                                                 -----------
HOUSEHOLD DURABLES (2.3%)
American Woodmark Corp. ..............        700                     39,291
Basset Furniture Industries, Inc......      1,200                     23,399
Beazer Homes USA, Inc.* ..............        500                     40,000
Centex Corp. .........................      4,800                    277,392
Flexsteel Industries, Inc. ...........        900                     13,491
KB Home ..............................      1,000                     51,510
Kimball International, Inc.,
  Class B ............................      2,400                     39,336
Lancaster Colony Corp. ...............      2,800                     99,848
Lennar Corp. .........................      2,000                    122,400
Lifetime Hoan Corp. ..................      1,100                      7,850
Meritage Corp.* ......................        800                     36,520
Pier 1 Imports, Inc. .................      3,300                     69,300
Pulte Homes, Inc. ....................      2,900                    166,692
Snap-On, Inc. ........................      6,800                    201,892
Toll Brothers, Inc.* .................      1,000                     29,300
                                                                 -----------
                                                                   1,218,221
                                                                 -----------
LEISURE FACILITIES (0.0%)
ILX Resorts, Inc.* ...................        100                        769
                                                                 -----------
LEISURE PRODUCTS (0.6%)
Brunswick Corp. ......................      2,100                     58,800
Callaway Golf Co. ....................      9,100                    144,144
Escalade, Inc.* ......................        900                     20,583
Ohio Art Co. .........................        200                      2,600
Polaris Industries, Inc. .............      1,400                     91,000
Security Capital Corp., Class A*......        700                      6,860
The Nautilus Group, Inc.* ............        200                      6,120
                                                                 -----------
                                                                     330,107
                                                                 -----------
MEDIA (4.1%)
A.H. Belo Corp., Class A .............     12,450                    281,494
Charter Communications, Inc.,
  Class A* ...........................     73,200                    298,656
Clear Channel Communications,
  Inc.* ..............................      2,400                     76,848
Gemstar-TV Guide International,
  Inc.* ..............................     16,000                     86,240
Grey Global Group, Inc. ..............        100                     69,001
Interactive Data Corp.* ..............      4,400                     64,064
Interpublic Group Cos., Inc. .........     10,800                    267,408
Media General, Inc., Class A .........        400                     24,000
Meredith Corp. .......................      7,000                    268,450
Metro-Goldwyn-Mayer, Inc.* ...........     20,700                    242,190
Omnicom Group, Inc. ..................      4,100                    187,780
Reader's Digest Association, Inc.,
  Class A (Non-Voting) ...............     16,890                    316,350
                                                                 -----------
                                                                   2,182,481
                                                                 -----------
RESTAURANTS (0.7%)
Ark Restaurants Corp.* ...............        400                      3,272
Bob Evans Farms, Inc. ................        800                     25,184
CBRL Group, Inc. .....................      3,300                    100,716

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Dave & Busters, Inc.* ................      1,600               $     19,424
Garden Fresh Restaurant Corp.*........        700                      8,295
Landry's Restaurants, Inc. ...........      1,300                     33,163
Schlotzsky's, Inc.* ..................        800                      3,400
Smith & Wollensky Restaurant
  Group, Inc.* .......................        900                      5,094
Sonic Corp.* .........................        300                      9,423
Wendy's International, Inc. ..........      3,500                    139,405
                                                                 -----------
                                                                     347,376
                                                                 -----------
SPECIALTY STORES (3.3%)
Barnes & Noble, Inc.* ................      9,300                    245,799
Borders Group, Inc.* .................      8,300                    152,720
Cache, Inc.* .........................        600                      8,190
Charming Shoppes, Inc.* ..............     12,000                    103,680
Foot Locker, Inc.* ...................      1,800                     26,010
Friedman's, Inc., Class A* ...........        700                      9,099
Galyans Trading Co., Inc.* ...........      1,200                     27,396
Gart Sports Co.* .....................      1,000                     28,490
Hollywood Entertainment
  Corp.* .............................      3,600                     74,448
Michaels Stores, Inc.* ...............      1,400                     54,600
Nelson (Thomas), Inc.* ...............      2,000                     21,120
Petsmart, Inc.* ......................      6,500                    104,260
Sola International, Inc.* ............      2,000                     23,000
Sports Authority, Inc.* ..............      2,100                     23,856
Talbots, Inc. ........................      9,450                    330,750
Toys-R-Us, Inc.* .....................     19,920                    348,003
Trans World Entertainment
  Corp.* .............................        800                      4,664
Whitehall Jewelers, Inc.* ............      1,400                     29,050
Williams-Sonoma, Inc.* ...............      2,000                     61,320
Zale Corp.* ..........................      1,800                     65,250
                                                                 -----------
                                                                   1,741,705
                                                                 -----------
TEXTILES & APPAREL (0.6%)
Cherokee, Inc.* ......................        900                     18,693
Decorative Home Units ................        300                      1,665
Lakeland Industries, Inc.* ...........        200                      2,210
Mohawk Industries, Inc.* .............      2,600                    159,978
OshKosh B'Gosh, Inc., Class A ........        700                     30,443
Phillips-Van Heusen Corp. ............      1,200                     18,720
Russell Corp. ........................      2,800                     53,900
Stride Rite Corp. ....................      5,700                     45,600
                                                                 -----------
                                                                     331,209
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY........                             8,807,384
                                                                 -----------
CONSUMER STAPLES (4.6%)
BEVERAGES (0.0%)
National Beverage Corp.* .............        100                      1,400
Panamerican Beverages, Inc. ..........      1,300                     18,525
Todhunter International, Inc.* .......        200                      2,190
                                                                 -----------
                                                                      22,115
                                                                 -----------
DRUG RETAIL (0.4%)
E-Z-Em, Inc., Class B* ...............      1,300                     11,037
Longs Drug Stores Corp. ..............      2,800                     79,212
Rite Aid Corp.* ......................     39,360                     92,496
                                                                 -----------
                                                                     182,745
                                                                 -----------
FOOD DISTRIBUTORS (0.5%)
Fleming Cos., Inc. ...................     13,130                    238,310
SUPERVALU, Inc. ......................      1,300                     31,889

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
United Natural Foods, Inc.* ..........        800                $    15,600
                                                                 -----------
                                                                     285,799
                                                                 -----------
FOOD PRODUCTS (1.6%)
Corn Products International, Inc......      2,200                     68,464
Dole Food Co. ........................      3,600                    103,860
Flowers Foods, Inc.* .................      2,700                     69,795
Hain Celestial Group, Inc.* ..........     26,550                    491,175
John B. Sanfilippo & Son, Inc. .......        800                      5,592
Ralcorp Holdings, Inc.* ..............      2,700                     84,375
Seaboard Corp. .......................        110                     27,329
Standex International Corp. ..........        300                      7,530
                                                                 -----------
                                                                     858,120
                                                                 -----------
FOOD RETAIL (0.9%)
Arden Group, Inc.* ...................        200                     12,002
Fresh Brands, Inc. ...................        500                      8,455
Fresh Del Monte Produce ..............      6,500                    162,500
Great Atlantic & Pacific
  Tea Co., Inc.* .....................      2,000                     37,380
Ruddick Corp. ........................      3,100                     52,576
Safeway, Inc.* .......................      5,500                    160,545
Village Super Market, Class A* .......        200                      6,000
Weis Markets, Inc. ...................        900                     33,075
                                                                 -----------
                                                                     472,533
                                                                 -----------
HOUSEHOLD PRODUCTS (0.4%)
Dial Corp. (The) .....................      9,200                    184,184
Royal Appliance Manufacturing
  Co.* ...............................        400                      2,580
                                                                 -----------
                                                                     186,764
                                                                 -----------
PERSONAL PRODUCTS (0.8%)
CNS, Inc.* ...........................        300                      1,800
CSS Industries, Inc.* ................        600                     21,300
Del Laboratories, Inc.* ..............        600                     15,000
Estee Lauder Cos., Inc., Class A......      9,750                    343,200
Russ Berrie & Co., Inc. ..............        300                     10,620
                                                                 -----------
                                                                     391,920
                                                                 -----------
  TOTAL CONSUMER STAPLES .............                             2,399,996
                                                                 -----------
ENERGY (6.4%)
INTEGRATED OIL & GAS (1.4%)
Devon Energy Corp. ...................      8,050                    396,704
Eastern American Natural Gas
  Trust ..............................        300                      5,280
National Fuel Gas Co. ................      8,500                    191,335
Oneok, Inc. ..........................      6,900                    151,455
                                                                 -----------
                                                                     744,774
                                                                 -----------
OIL & GAS DRILLING (1.9%)
Ensco International, Inc. ............     11,400                    310,764
GlobalSantaFe Corp. (Berlin
  Exchange) ..........................        980                     26,803
Patterson-UTI Energy, Inc.* ..........     10,080                    284,558
Pride International, Inc.* ...........     21,400                    335,124
Transocean Sedco Forex, Inc. .........      1,060                     33,019
                                                                 -----------
                                                                     990,268
                                                                 -----------
OIL & GAS EQUIPMENT &
  SERVICES (1.8%)
Cooper Cameron Corp.* ................      7,100                    343,782
El Paso Corp. ........................      3,500                     72,135

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Halliburton Co. .......................     9,500                $   151,430
Lufkin Industries, Inc. ...............       300                      8,661
Oceaneering International, Inc.*.......       800                     21,600
Oil States International, Inc.* .......     1,100                     13,090
Petroleum Geo-Services ASA
  (ADR)* ..............................    18,230                     65,628
Seacor Smit, Inc.* ....................     1,700                     80,495
Tidewater, Inc. .......................     5,760                    189,619
Varco International, Inc.* ............     1,770                     31,046
Veritas DGC, Inc.* ....................       200                      2,520
                                                                 -----------
                                                                     980,006
                                                                 -----------
OIL & GAS EXPLORATION &
  PRODUCTION (1.0%)
Castle Energy Corp. ...................     1,200                      7,968
Encore Acquisition Co.* ...............     1,200                     20,700
Forest Oil Corp. ......................     3,200                     90,976
Grant Prideco, Inc.* ..................    19,160                    260,576
Howell Corp. ..........................     1,000                     13,300
Markwest Hydrocarbon, Inc.* ...........       600                      4,266
Pogo Producing Co. ....................     3,200                    104,384
Resource America, Inc., Class A........     1,900                     20,026
                                                                 -----------
                                                                     522,196
                                                                 -----------
OIL & GAS REFINING &
  MARKETING (0.3%)
Adams Resources & Energy, Inc.                600                      3,672
Sunoco, Inc. ..........................       550                     19,597
Valero Energy Corp. ...................     3,110                    116,376
                                                                 -----------
                                                                     139,645
                                                                 -----------
  TOTAL ENERGY ........................                            3,376,889
                                                                 -----------
FINANCIALS (17.6%)
BANKS (6.0%)
1st Source Corp. ......................       200                      4,944
1st State Bancorp, Inc. ...............       600                     12,242
ABC Bancorp ...........................     1,100                     16,379
Astoria Financial Corp. ...............     3,600                    115,380
Auburn National
  Bancorporation, Inc. ................       400                      5,800
BancorpSouth, Inc. ....................     2,000                     40,400
Banknorth Group, Inc. .................    11,750                    305,735
Bankunited Financial Corp.* ...........     1,300                     24,895
Bay State Bancorp, Inc. ...............       200                     10,200
Bedford Bancshares, Inc. ..............       300                      5,055
Berkshire Bancorp, Inc. ...............       300                      9,183
Big Foot Financial Corp. ..............       200                      3,380
BostonFed Bancorp, Inc. ...............       200                      6,420
Britton & Koontz Capital Corp..........       300                      5,103
Business Bancorp ......................       700                      9,660
California First National
  Bancorp .............................     1,000                     16,080
California Independent Bancorp.........       300                      5,877
Capital Bancorp Ltd. ..................       147                      3,500
Capital City Bank Group, Inc. .........       900                     31,077
Carrollton Bancorp ....................       300                      4,260
Carver Bancorp, Inc. ..................       300                      3,672
Cascade Financial Corp.* ..............       300                      3,189
CCBT Financial Companies, Inc..........       700                     19,887
Center Bancorp, Inc. ..................       600                     13,650
CFS Bancorp, Inc. .....................     1,600                     24,736
Chemical Financial Corp. ..............     1,900                     71,269

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Colony Bankcorp, Inc. .................       600                $     8,250
Commerce Bancorp, Inc. ................       300                     10,792
Commerce Bancshares, Inc. .............     2,600                    115,024
Commonwealth Bancorp, Inc. ............       900                     26,703
Community Bank System, Inc. ...........     1,500                     48,375
Community Banks, Inc. .................       300                      5,250
Community Capital Corp. ...............       300                      4,350
Cowlitz Bancorp .......................       300                      2,100
CPB, Inc. .............................       900                     41,355
Desert Community Bank .................       100                      2,980
Downey Financial Corp. ................       300                     14,190
ECB Bancorp, Inc. .....................       300                      4,950
Empire Federal Bancorp, Inc. ..........       300                      4,200
ESB Financial Corp. ...................     1,200                     14,724
First Bancshares, Inc./Mo. ............       300                      3,930
First Bell Bancorp, Inc. ..............       600                     10,290
First Capital, Inc. ...................       300                      4,950
First Citizens BankShares, Inc.,
  Class A .............................       800                     88,472
First Defiance Financial Corp. ........       400                      8,020
First Essex Bancorp, Inc. .............       900                     30,780
First Federal Bancorp, Inc. ...........       400                      5,384
First Federal Bancorp, Inc./Ohio.......       400                      2,880
First Merchants Corp. .................       300                      9,000
First SecurityFed Financial, Inc. .....       700                     15,267
First Virgina Banks, Inc. .............       300                     16,086
First West Virginia Bancorp, Inc.......       200                      3,550
FirstFed America Bancorp, Inc. ........       400                      9,520
FirstFed Bancorp, Inc.* ...............       200                      1,466
FirstFed Financial Corp.* .............       300                      8,700
FirstMerit Corp. ......................     2,400                     66,192
Flagstar Bancorp, Inc. ................       600                     13,860
Florida Banks, Inc.* ..................       500                      4,125
FMS Financial Corp. ...................       800                      9,240
Foothill Independent Bancorp ..........       600                      8,760
FSF Financial Corp. ...................       200                      4,552
Glen Burnie Bancorp ...................       300                      5,610
Grand Central Financial Corp. .........       200                      2,040
Great Pee Dee Bancorp, Inc. ...........       200                      2,480
Habersham Bancorp .....................       400                      8,400
Hancock Holding Co. ...................       300                     20,214
Harris Corp. ..........................     1,000                     36,240
Harrodsburg First Financial
  Bancorp, Inc. .......................       200                      2,322
Hawthorne Financial Corp.* ............       800                     25,928
Hibernia Corp., Class A ...............       600                     11,874
Humboldt Bancorp ......................     1,600                     26,896
Independence Community Bank
  Corp. ...............................     4,500                    129,285
International Bancshares Corp. ........     2,000                     84,480
Intervest Bancshares Corp.* ...........       400                      4,360
Itla Capital Corp.* ...................       600                     17,814
Jacksonville Bancorp, Inc./Tex. .......       200                      5,020
Kankakee Bancorp, Inc. ................       200                      7,900
Lakeland Financial Corp. ..............       700                     20,188
Long Island Bancorp, Inc. .............       300                      5,895
Mellon Financial Corp. ................     6,150                    193,294
Mystic Financial, Inc. ................       300                      5,073
New York Community Bancorp,
  Inc. ................................     2,200                     59,620
North Bancshares, Inc. ................       300                      3,660

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
North Valley Bancorp ..................       200                $     3,200
Northway Financial, Inc. ..............       300                      8,550
NSD Bancorp, Inc. .....................       400                      8,900
Old Republic International Corp.            4,000                    126,000
Patriot Bank Corp. ....................     1,100                     15,433
Pelican Financial, Inc. ...............       600                      5,790
Pennfed Financial Services, Inc. ......       100                      2,790
Peoples Banctrust Co., Inc. ...........       500                      6,735
Peoples Community Bancorp .............       500                     10,126
PFF Bancorp, Inc. .....................     1,200                     46,080
Pocahontas Bancorp, Inc. ..............       800                      8,256
Progress Financial Corp. ..............       600                      5,843
Provident Financial Holdings* .........       300                     10,080
R & G Financial Corp., Class B.........       500                     11,855
RHBT Financial Corp. ..................       200                      2,880
Riggs National Corp.
  (Washington D.C.) ...................       500                      7,455
Salisbury Bancorp, Inc. ...............       200                      4,820
Seacoast Financial Services Corp.             600                     15,042
Sierra Bancorp ........................       500                      4,990
Silicon Valley Bancshares* ............    11,200                    295,232
SNB Bancshares, Inc. ..................       400                      7,900
South Street Financial Corp. ..........       300                      2,344
St. Francis Capital Corp. .............       500                     12,395
Sun Bancorp, Inc./NJ* .................       630                      8,751
Superior Financial Corp. ..............     1,100                     21,065
Team Financial, Inc. ..................       800                      8,358
TF Financial Corp. ....................       300                      6,936
Union Bankshares Ltd.* ................       300                      4,197
Union Community Bancorp ...............       500                      7,350
Union Financial Bancshares, Inc........       300                      3,975
United Financial Corp. ................       210                      4,830
Valley National Bancorp ...............     9,737                    270,689
W Holding Co., Inc. ...................       300                      7,260
Warwick Community Bancorp,
  Inc. ................................       600                     18,024
Washington Banking Co. ................       500                      8,260
Washington Federal, Inc. ..............     3,500                     88,410
Wells Financial Corp. .................       200                      4,600
Western Ohio Financial Corp. ..........       300                      5,967
Winton Financial Corp. ................       600                      6,030
Woronoco Bancorp, Inc. ................       400                      7,720
Yardville National Bancorp ............       500                      9,970
                                                                 -----------
                                                                   3,193,921
                                                                 -----------
DIVERSIFIED FINANCIALS (3.2%)
Advanta Corp., Class A ................     2,400                     26,064
Alliance Financial Corp. ..............       400                     10,200
Asta Funding, Inc.* ...................       500                      6,630
Capital Bank Corp. ....................       400                      5,980
Capital Crossing Bank* ................       500                     11,225
CashAmerica International, Inc.........     2,400                     22,080
Countrywide Credit Industries,
  Inc. ................................     8,850                    427,012
Crescent Investment Bank, Ltd. ........       300                      4,106
Dominion Resources Black
  Warrior Trust .......................     1,000                     18,950
E*TRADE Group, Inc.* ..................    43,000                    234,780
Equitable Banking Corp.* ..............       300                      8,088
EverTrust Financial Group, Inc.........       700                     12,601
Fidelity National Corp. ...............       100                      1,000
First American Corp. ..................     4,300                     98,900

============================================================================
                                         NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
First Bancorp of Indiana, Inc. ........       300                $     4,260
First of Long Island Corp. ............       400                     19,600
FNB Corp. .............................       400                      6,996
Friedman, Billings, Ramsey
  Group, Inc., Class A* ...............     2,400                     30,552
Guaranty Bancshares, Inc. .............       400                      5,800
HF Financial Corp. ....................       600                      7,494
HMN Financial, Inc. ...................       100                      1,907
Hudson River Bancorp ..................     1,300                     35,087
Irwin Financial Corp. .................     1,400                     28,140
Knight Trading Group, Inc.* ...........    11,380                     59,631
Lehman Brothers Holdings, Inc..........     2,600                    162,552
Maxcor Financial Group* ...............       500                      2,930
Municipal Mortgage & Equity
  LLC .................................     2,000                     52,320
New Century Financial Corp. ...........     1,200                     41,964
North Country Financial Corp. .........       700                      5,600
Northeast Pennsylvania Financial
  Corp. ...............................       600                     10,020
Provident Financial Group, Inc. .......     3,600                    104,436
Stifel Financial Corp. ................       900                     11,250
Student Loan Corp. ....................       500                     41,420
UMB Financial Corp. ...................     2,200                    103,114
United PanAm Financial Corp.*..........     1,700                     13,554
World Acceptance Corp.* ...............       500                      4,200
WSFS Financial Corp. ..................     1,100                     28,457
                                                                 -----------
                                                                   1,668,900
                                                                 -----------
INSURANCE (4.3%)
Acceptance Insurance Cos., Inc.*.......     1,000                      4,100
American Financial Group, Inc. ........     5,400                    129,060
American National Financial,
  Inc. ................................       900                     13,932
American National Insurance
  Co. .................................       600                     57,780
Aon Corp. .............................     7,690                    226,701
Argonaut Group, Inc. ..................     1,900                     40,698
Brown & Brown, Inc. ...................       600                     18,900
Ceres Group, Inc.* ....................     2,100                      8,190
Commerce Group, Inc. ..................     1,000                     39,550
Crawford & Co., Class B ...............       200                      1,620
Everest Re Group Ltd. .................     4,200                    234,990
FBL Financial Group, Inc.,
  Class A .............................       500                     11,075
Fidelity National Financial, Inc. .....     5,610                    177,276
Financial Industries Corp. ............     1,300                     23,491
Kansas City Life Insurance Co. ........       500                     19,335
Lincoln National Corp. ................     1,400                     58,800
Midland Co. ...........................       300                     15,141
National Western Life Insurance
  Co., Class A* .......................       300                     34,485
Nymagic, Inc. .........................       500                      7,625
Odyssey Reinsurance Holdings
  Corp. ...............................     5,600                     97,384
Ohio Casualty Corp.* ..................     2,200                     45,980
Phoenix Companies, Inc. ...............    18,300                    335,805
Protective Life Corp. .................     6,000                    198,600
PXRE Group Ltd. .......................     1,100                     25,520
RLI Corp. .............................       300                     15,300
Selective Insurance Group, Inc. .......     3,100                     87,823
St. Paul Cos., Inc. ...................     5,500                    214,060
W.R. Berkley Corp. ....................       400                     22,000

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Wesco Financial Corp. ..................      300                $    90,480
                                                                 -----------
                                                                   2,255,701
                                                                 -----------
INVESTMENT COMPANIES (1.0%)
American Capital Strategies Ltd.........      700                     19,229
Legg Mason, Inc. .......................    5,300                    261,502
Stilwell Financial, Inc. ...............   13,450                    244,790
                                                                 -----------
                                                                     525,521
                                                                 -----------
REAL ESTATE (3.1%)
Acadia Realty Trust ....................      200                      1,630
American Community Properties
  Trust* ...............................      200                      1,230
AMLI Residential Properties
  Trust ................................    1,400                     36,400
Bedford Property Investors, Inc.........    1,500                     40,650
Brandywine Realty Trust ................    1,200                     31,080
CBL & Associates Properties,
  Inc. .................................    2,000                     81,000
Center Trust, Inc. .....................    1,600                     11,296
Colonial Properties Trust ..............    1,700                     66,215
Corporate Office Properties ............    1,200                     17,508
Entertainment Properties Trust .........      500                     12,325
First Industrial Realty Trust, Inc......      700                     22,995
Glenborough Realty Trust, Inc. .........    1,900                     45,030
Hanover Capital Mortgage
  Holdings, Inc. .......................      400                      3,272
Highwoods Properties, Inc. .............    1,700                     44,200
Home Properties of New York,
  Inc. .................................      500                     18,970
Hospitality Properties Trust ...........      400                     14,600
Host Marriott Corp. ....................    1,100                     12,430
HRPT Properties Trust ..................    5,900                     52,215
iStar Financial, Inc. ..................    7,200                    205,200
Jones Lang Lasalle, Inc.* ..............    1,600                     39,520
Keystone Property Trust ................      600                      9,522
Koger Equity, Inc. .....................    2,200                     42,460
Liberty Homes, Inc. ....................      700                      3,745
Liberty Property Trust .................    5,700                    199,500
LNR Property Corp. .....................      200                      6,900
Mack-Cali Realty Corp. .................    3,500                    123,025
Merry Land Properties, Inc.* ...........      200                      1,992
Middleton Doll Co. .....................      400                      2,480
Novastar Financial, Inc. ...............      200                      7,150
Parkway Properties, Inc. ...............    1,000                     36,380
Prentiss Properties Trust ..............    3,500                    111,125
Ramco-Gershenson Properties
  Trust ................................      900                     18,135
Reckson Associates Realty Corp.             2,600                     64,740
Ryland Group, Inc. .....................    2,400                    119,400
Senior Housing Properties Trust.........    1,000                     15,700
SL Green Realty Corp. ..................    1,200                     42,780
The DeWolfe Cos., Inc. .................      600                      6,240
The Macerich Co. .......................    1,300                     40,300
United Capital Corp.* ..................      200                      4,890
                                                                 -----------
                                                                   1,614,230
                                                                 -----------
  TOTAL FINANCIALS .....................                           9,258,273
                                                                 -----------
HEALTH CARE (9.4%)
BIOTECHNOLOGY (0.7%)
Invitrogen Corp.* ......................   11,300                    361,713
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
  SERVICES (6.8%)
Accredo Health, Inc.* ..................      424                $    19,540
AdvancePCS* ............................    6,500                    155,610
Allied Healthcare International,
  Inc. .................................    1,500                      8,745
Almost Family, Inc.* ...................      400                      4,648
American Medical Security
  Group, Inc.* .........................    1,600                     38,320
American Medical Systems
  Holdings, Inc.* ......................    2,700                     54,162
Atrion Corp.* ..........................      200                      5,562
Bausch & Lomb, Inc. ....................   19,870                    672,600
Boston Scientific Corp.* ...............   12,750                    373,830
Gentiva Health Services, Inc. ..........    2,200                     19,778
Health Net, Inc.* ......................   11,400                    305,178
Healthsouth Corp.* .....................   18,720                    239,429
Henry Schein, Inc.* ....................      700                     31,150
Hillenbrand Industries, Inc. ...........      600                     33,690
Hologic, Inc.* .........................    2,500                     36,175
Horizon Health Corp.* ..................      300                      5,910
Humana, Inc.* ..........................    4,700                     73,461
Immucor, Inc. ..........................      200                      4,694
LabOne, Inc.* ..........................    1,400                     36,386
Medcath Corp.* .........................    2,200                     37,620
Mine Saftey Appliances Co. .............      700                     28,000
Omnicare, Inc. .........................      300                      7,878
Orthologic Corp.* ......................    3,800                     21,014
PSS World Medical, Inc.* ...............   33,200                    268,920
Quintiles Transnational Corp.* .........   25,580                    319,494
SeraCare Life Sciences, Inc. ...........      100                        587
Span-America Medical Systems,
  Inc. .................................      300                      2,391
Steris Corp.* ..........................    6,900                    131,859
Triad Hospitals, Inc.* .................    5,100                    216,138
Utah Medical Products, Inc.* ...........      600                      9,522
Vital Signs, Inc. ......................      800                     28,920
WebMD Corp.* ...........................   68,760                    387,119
Wright Medical Group, Inc.* ............    2,000                     40,330
                                                                 -----------
                                                                   3,618,660
                                                                 -----------
PHARMACEUTICALS (1.9%)
Elan Corp. plc (ADR)* ..................   22,000                    120,340
IVAX Corp.* ............................   25,630                    276,804
Perrigo Co.* ...........................      800                     10,400
Shire Pharmaceuticals Group plc
  (ADR)* ...............................   13,100                    338,111
Watson Pharmaceuticals, Inc.* ..........    9,530                    240,823
                                                                 -----------
                                                                     986,478
                                                                 -----------
  TOTAL HEALTH CARE ....................                           4,966,851
                                                                 -----------
INDUSTRIALS (12.2%)
AEROSPACE & DEFENSE (1.2%)
Curtiss-Wright Corp. ...................      700                     56,000
Gencorp, Inc. ..........................    2,900                     41,470
Goodrich Corp. .........................    3,700                    101,084
Teledyne Technologies, Inc.* ...........   21,700                    450,275
                                                                 -----------
                                                                     648,829
                                                                 -----------
AIR FREIGHT & COURIERS (0.2%)
Airborne, Inc. .........................    5,200                     99,840
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
AIRLINES (1.0%)
AMR Corp.* ..........................      14,400                $   242,784
Continental Airlines, Inc.,
  Class B* ..........................       9,300                    146,754
Delta Air Lines, Inc. ...............       6,300                    126,000
                                                                 -----------
                                                                     515,538
                                                                 -----------
AIRPORT SERVICES (0.0%)
World Fuel Services Corp. ...........         900                     21,960
                                                                 -----------
BUILDING PRODUCTS (1.1%)
Baltek Corp.* .......................         200                      1,694
Centex Construction Products,
  Inc. ..............................         400                     14,560
D.R. Horton, Inc. ...................       7,800                    203,034
Foster (Lb) Co., Class A* ...........       1,200                      6,036
Nortek, Inc.* .......................         700                     31,570
York International Corp. ............       9,150                    309,178
                                                                 -----------
                                                                     566,072
                                                                 -----------
COMMERCIAL SERVICES &
  SUPPLIES (3.3%)
American Locker Group, Inc.* ........         300                      4,200
American States Water Co. ...........         300                      7,950
Banta Corp. .........................         600                     21,540
BHA Group, Inc. .....................         100                      1,635
Bowne & Co., Inc. ...................       1,500                     22,110
Cendant Corp.* ......................      30,600                    485,928
Convergys Corp.* ....................      13,450                    262,006
Deluxe Corp. ........................       5,900                    229,451
Dun & Bradstreet Corp.* .............       1,000                     33,050
Ennis Business Forms, Inc. ..........       2,100                     27,405
Gundle/SLT Environmental,
  Inc.* .............................         800                      5,880
Harte-Hanks Communications ..........      12,925                    265,609
HON Industries, Inc. ................         200                      5,444
Imperial Parking Corp.* .............         200                      4,766
Information Resources, Inc.* ........       1,800                     16,900
Kroll, Inc.* ........................       2,100                     44,058
Lydall, Inc.* .......................       1,900                     28,975
McRae Industries, Inc., Class A .....         400                      2,960
NCO Group, Inc.* ....................       2,100                     45,738
New England Business Services,
  Inc. ..............................       1,000                     25,140
Nobel Learning Communities,
  Inc.* .............................         600                      3,474
Pittston Brink's Group ..............       6,600                    158,400
Public Storage, Inc. ................         400                     14,840
Raven Industries, Inc. ..............         400                     10,800
Sylvan Learning Systems, Inc.* ......       1,600                     31,904
Transmontaigne, Inc.* ...............         200                      1,210
Waste Industries, Inc.* .............       1,400                      9,982
Workflow Management, Inc.* ..........         900                      3,070
                                                                 -----------
                                                                   1,774,425
                                                                 -----------
CONSTRUCTION & ENGINEERING (0.6%)
Ameron International Corp. ..........         200                     14,450
AMREP Corp.* ........................         400                      3,320
Apogee Enterprises, Inc. ............       2,500                     35,900
Butler Manufacturing Co. ............         400                     10,980
Dominion Homes, Inc.* ...............         500                     10,115
Harsco Corp. ........................       2,700                    101,250

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Hovnanian Enterprises, Inc.,
  Class A* ..........................         600                $    21,528
Kaydon Corp. ........................         300                      7,083
McDermott International, Inc.* ......       8,500                     68,850
MDC Holdings, Inc. ..................         100                      5,200
Orleans Homebuilders, Inc.* .........       1,800                     15,390
Skyline Corp. .......................         400                     13,200
Technical Olympic USA, Inc.* ........         400                      6,348
                                                                 -----------
                                                                     313,614
                                                                 -----------
ELECTRICAL EQUIPMENT (0.8%)
ESCO Technologies, Inc.* ............         300                     10,500
Genlyte Group, Inc.* ................         700                     28,441
National Semiconductor Corp.* .......      12,700                    370,459
                                                                 -----------
                                                                     409,400
                                                                 -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Chemed Corp. ........................       1,200                     45,228
Myers Industries, Inc. ..............       2,000                     34,280
Teleflex, Inc. ......................         700                     40,005
                                                                 -----------
                                                                     119,513
                                                                 -----------
MACHINERY (2.3%)
Applied Industrial Technologies,
  Inc. ..............................       2,200                     42,900
Cummins, Inc. .......................       8,450                    279,695
Deere & Co. .........................       1,600                     76,640
Flowserve Corp.* ....................       3,600                    107,280
K-Tron International, Inc.* .........         400                      6,170
Middleby Corp.* .....................         600                      5,700
Pall Corp. ..........................      17,350                    360,013
Peerless Manufacturing Co.* .........         500                      8,499
Regal Beloit Corp. ..................         200                      4,862
Tecumseh Products Co., Class B.......       1,200                     59,976
Terex Corp.* ........................       4,500                    101,205
Timken Co. ..........................       6,400                    142,912
                                                                 -----------
                                                                   1,195,852
                                                                 -----------
MARINE (0.9%)
Alexander & Baldwin, Inc. ...........      14,700                    375,291
Frontline Ltd. ......................       9,400                     89,676
                                                                 -----------
                                                                     464,967
                                                                 -----------
TRADING COMPANIES &
  DISTRIBUTORS (0.2%)
United Stationers, Inc.* ............       3,700                    112,480
                                                                 -----------
TRUCKING (0.4%)
CNF Transportation, Inc. ............       3,600                    136,728
Covenant Transport, Inc.,
  Class A* ..........................         700                     14,875
Old Dominion Freight Line* ..........         400                      6,020
Ryder System, Inc. ..................       2,000                     54,180
                                                                 -----------
                                                                     211,803
                                                                 -----------
  TOTAL INDUSTRIALS .................                              6,454,293
                                                                 -----------
INFORMATION TECHNOLOGY (17.4%)
APPLICATION SOFTWARE (1.7%)
Activision, Inc.* ...................         700                     20,342
Aspen Technologies, Inc.* ...........      31,900                    266,046
ELITE Information Group, Inc.*.......         900                      8,955
Hyperion Solutions Corp.* ...........       1,700                     31,003
Macromedia, Inc.* ...................      24,900                    220,863

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Parametric Technology Corp.* ...........   89,730                $   307,774
Take-Two Interactive Software,
  Inc.* ................................    3,000                     61,770
                                                                 -----------
                                                                     916,753
                                                                 -----------
COMPUTER HARDWARE (0.1%)
GTSI Corp.* ............................    1,100                      8,635
Intergraph Corp.* ......................    3,100                     54,065
                                                                 -----------
                                                                      62,700
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (1.0%)
Iomega Corp.* ..........................    6,700                     86,095
Maxtor Corp.* ..........................   57,050                    257,866
Printronix, Inc.* ......................      300                      3,750
Storage Technology Corp.* ..............   11,000                    175,670
                                                                 -----------
                                                                     523,381
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (7.7%)
Ace Ltd. ...............................    9,500                    300,200
Agere Systems, Inc., Class A* ..........  168,200                    235,480
Anixter International, Inc.* ...........    9,650                    226,775
Arrow Electronics, Inc.* ...............   12,850                    266,638
Energizer Holdings, Inc.* ..............    8,600                    235,812
Espey Manufacturing &
  Electronics Corp. ....................      200                      4,020
Flextronics International Ltd.* ........   34,200                    243,846
Isco, Inc. .............................      500                      4,620
Magnetek, Inc.* ........................    3,000                     29,700
O.I. Corp.* ............................      300                      1,500
Pentair, Inc. ..........................    5,450                    262,036
PerkinElmer, Inc. ......................   41,750                    461,337
Sanmina-SCI Corp.* .....................   50,100                    316,131
SCANA Corp. ............................    1,900                     58,653
Solectron Corp.* .......................   56,210                    345,691
Sparton Corp.* .........................      500                      4,500
Symbol Technologies, Inc. ..............   46,450                    394,825
Tektronix, Inc.* .......................   15,650                    292,812
TeleTech Holdings, Inc.* ...............      500                      4,770
Trident Microsystems, Inc.* ............      800                      4,976
Vishay Intertechnology, Inc.* ..........   16,400                    360,800
                                                                 -----------
                                                                   4,055,122
                                                                 -----------
INTERNET SOFTWARE & SERVICES (0.0%)
eResearch Technology, Inc.* ............      400                     10,128
Pomeroy Computer Resources,
  Inc.* ................................    1,100                     16,038
                                                                 -----------
                                                                      26,166
                                                                 -----------
IT CONSULTING & SERVICES (1.2%)
Gartner, Inc., Class A* ................    9,600                     96,960
KPMG Consulting, Inc.* .................   11,300                    167,918
NCR Corp.* .............................      310                     10,726
Standard Register Co. ..................    1,600                     54,704
SYKES Enterprises, Inc.* ...............    2,800                     21,529
TSR, Inc.* .............................      300                      1,590
Unisys Corp.* ..........................   30,100                    270,900
                                                                 -----------
                                                                     624,327
                                                                 -----------
NETWORKING EQUIPMENT (0.6%)
3Com Corp.* ............................   32,360                    142,384
Avaya, Inc.* ...........................   33,710                    166,864
                                                                 -----------
                                                                     309,248
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
OFFICE ELECTRONICS (0.4%)
Filenet Corp.* .........................    2,400                $    34,800
Xerox Corp. ............................   21,440                    149,437
                                                                 -----------
                                                                     184,237
                                                                 -----------
SEMICONDUCTOR EQUIPMENT (1.4%)
Cymer, Inc. ............................      100                      3,504
Dupont Photomasks, Inc.* ...............    8,920                    289,722
Mykrolis Corp.* ........................    3,000                     35,430
Photronics, Inc.* ......................    2,900                     54,926
Teradyne, Inc.* ........................   15,100                    354,850
                                                                 -----------
                                                                     738,432
                                                                 -----------
SEMICONDUCTORS (0.6%)
ESS Technology, Inc.* ..................    2,200                     38,588
LSI Logic Corp.* .......................   30,400                    266,000
Standard Microsystems Corp.* ...........      900                     21,249
                                                                 -----------
                                                                     325,837
                                                                 -----------
SYSTEMS SOFTWARE (1.0%)
i2 Technologies, Inc.* .................   78,240                    115,795
Network Associates, Inc.* ..............   16,800                    323,736
PAR Technology Corp.* ..................    1,300                      7,098
Sybase, Inc.* ..........................    6,800                     71,740
                                                                 -----------
                                                                     518,369
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (1.7%)
CommScope, Inc.* .......................   27,600                    345,000
Comverse Technology, Inc.* .............   16,700                    154,642
Corning, Inc. ..........................   64,360                    228,478
Inter-Tel, Inc. ........................    2,400                     41,064
JDS Uniphase Corp.* ....................   49,740                    132,806
NAM TAI Eelectronics, Inc. .............      300                      5,916
Network Equipment
  Technologies, Inc.* ..................      600                      2,580
                                                                 -----------
                                                                     910,486
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY..........                           9,195,058
                                                                 -----------
MATERIALS (7.7%)
CHEMICALS (2.7%)
Agrium, Inc. ...........................   37,880                    356,072
Airgas, Inc.* ..........................    1,800                     31,140
Albemarle Corp. ........................    1,300                     39,975
American Pacific Corp.* ................      500                      4,750
ChemFirst, Inc. ........................    1,200                     34,380
Ferro Corp. ............................    3,000                     90,450
FMC Corp.* .............................    1,700                     51,289
H.B. Fuller Co. ........................    1,200                     35,148
IMC Global, Inc. .......................   15,860                    198,250
Imperial Chemical Industries plc
  (ADR) ................................    5,380                    103,565
MacDermid, Inc. ........................      100                      2,150
Minerals Technologies, Inc. ............    6,000                    295,920
Octel Corp.* ...........................      800                     20,280
Penford Corp. ..........................    1,000                     18,100
PolyOne Corp. ..........................    7,130                     80,213
Schulman (A.), Inc. ....................    3,100                     66,492
                                                                 -----------
                                                                   1,428,174
                                                                 -----------
CONSTRUCTION MATERIALS (0.3%)
AMCOL International Corp. ..............    1,600                     10,960
Continental Materials Corp.* ...........      200                      5,550
Devcon International Corp.* ............      200                      1,150

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Lafarge Corp. ..........................    3,800                $   133,570
RPM, Inc. ..............................      300                      4,575
                                                                 -----------
                                                                     155,805
                                                                 -----------
CONTAINERS & PACKAGING (1.2%)
American Biltrite, Inc. ................      200                      2,440
Ball Corp. .............................    1,900                     78,812
Bemis Co. ..............................    2,500                    118,750
Smurfit-Stone Container Corp.* .........   13,200                    203,544
Sonoco Products Co. ....................    8,100                    229,392
                                                                 -----------
                                                                     632,938
                                                                 -----------
METALS & MINING (3.2%)
AK Steel Holding Corp. .................   24,000                    307,440
Arch Coal, Inc. ........................    4,570                    103,785
Commercial Metals Co. ..................    1,200                     56,328
Massey Energy Co. ......................   13,610                    172,847
Mueller Industries, Inc.* ..............    1,900                     60,325
Olympic Steel, Inc.* ...................      600                      3,600
Peabody Energy Corp. ...................    2,300                     65,090
Phelps Dodge Corp. .....................    9,950                    409,940
Ryerson Tull, Inc. .....................    2,700                     31,401
Schnitzer Steel Industries, Inc.,
  Class A ..............................      500                     11,160
Southern Peru Copper Corp. .............    1,900                     28,481
Steel Dynamics, Inc.* ..................    2,900                     47,763
United States Steel Corp. ..............   15,050                    299,344
USEC, Inc. .............................    9,600                     84,480
                                                                 -----------
                                                                   1,681,984
                                                                 -----------
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp. ....................    1,400                     48,342
Glatfelter (P. H.) Co. .................    1,700                     31,960
Wausau-Mosinee Paper Corp. .............    4,900                     59,045
                                                                 -----------
                                                                     139,347
                                                                 -----------
  TOTAL MATERIALS ......................                           4,038,248
                                                                 -----------
TELECOMMUNICATION SERVICES (1.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.4%)
Atlantic Tele-Network, Inc. ............      600                      9,120
Qwest Communications
  International, Inc. ..................   64,300                    180,040
                                                                 -----------
                                                                     189,160
                                                                 -----------
WIRELESS TELECOMMUNICATION
  SERVICES (1.2%)
EMS Technologies, Inc.* ................      400                      8,276
Nextel Communications, Inc.,
  Class A* .............................   93,360                    299,685
Sprint Corp. (PCS Group)* ..............   64,840                    289,835
Tessco Technologies, Inc.* .............      500                      4,900
Western Wireless Corp.,
  Class A* .............................   11,840                     38,362
                                                                 -----------
                                                                     641,058
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                             830,218
                                                                 -----------
UTILITIES (2.4%)
ELECTRIC UTILITIES (1.4%)
Calpine Corp.* .........................   53,050                    372,941
DQE, Inc. ..............................    4,400                     61,600

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Hawaiian Electronics Industries,
  Inc. .................................    1,200                $    51,060
Northeast Utilities ....................    1,200                     22,572
Potomac Electric Power Co. .............   10,000                    214,800
                                                                 -----------
                                                                     722,973
                                                                 -----------
GAS UTILITIES (0.6%)
Chesapeake Utilities Corp. .............      900                     17,109
Nicor, Inc. ............................      900                     41,175
Northwest Natural Gas Co. ..............    2,500                     71,875
NUI Corp. ..............................      500                     13,750
Peoples Energy Corp. ...................    3,000                    109,380
South Jersey Industries, Inc. ..........    1,500                     50,625
The Laclede Group, Inc. ................      500                     11,740
                                                                 -----------
                                                                     315,654
                                                                 -----------
MULTI-UTILITIES (0.4%)
Energy East Corp. ......................    8,800                    198,880
                                                                 -----------
WATER UTILITIES (0.0%)
Birmingham Utilities, Inc. .............      200                      3,710
                                                                 -----------
 TOTAL UTILITIES .......................                           1,241,217
                                                                 -----------
TOTAL COMMON STOCKS (96.0%)
  (Cost $56,174,847)....................                          50,568,427
                                                                 -----------

                                         PRINCIPAL
                                          AMOUNT
                                      --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (5.0%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $2,658,758)........ $ 2,658,758                  2,658,758
                                                                  ----------
TOTAL INVESTMENTS (101.0%)
  (Cost/Amortized Cost
     $58,833,605).....................                            53,227,185
OTHER ASSETS LESS
  LIABILITIES (-1.0%) ................                              (551,684)
                                                                  ----------
NET ASSETS (100%) ....................                           $52,675,501
                                                                 ===========

---------------------
* Non-income producing

  Glossary:
  ADR--American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..........  $ 67,474,135
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........    10,643,225

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........         $   1,518,566
Aggregate gross unrealized depreciation .........            (7,124,986)
                                                          -------------
Net unrealized depreciation .....................         $  (5,606,420)
                                                          =============
Federal income tax cost of investments ..........         $  58,833,605
                                                          =============

For the six months ended June 30, 2002, the Portfolio incurred approximately $766 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and $45 with SG Cowen, affiliated broker/dealers.



                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (3.0%)
Australia & New Zealand
  Banking Group Ltd. .................     10,300                $   111,543
BHP Billiton Ltd. ....................     14,600                     84,423
Brambles Industries Ltd. .............      8,700                     46,107
Coles Meyer Ltd. .....................     16,800                     62,531
CSR Ltd. .............................     14,100                     50,582
Foster's Group Ltd. ..................     15,708                     41,623
National Bank of Australia ...........      8,800                    174,887
News Corp. Ltd. ......................      7,350                     39,943
Novogen Ltd.* ........................     56,500                     65,024
Westpac Banking Corp. ................     15,100                    137,669
                                                                 -----------
  TOTAL AUSTRALIA ....................                               814,332
                                                                 -----------
AUSTRIA (0.2%)
OMV AG ...............................        600                     58,960
                                                                 -----------
BELGIUM (0.7%)
Ackermans & van Haaren N.V. ..........      1,700                     47,010
Agfa Gevaert N.V. ....................      1,800                     32,780
Delhaize Le Lion S.A. ................      1,600                     75,057
Fortis* ..............................      1,800                     38,362
                                                                 -----------
  TOTAL BELGIUM ......................                               193,209
                                                                 -----------
BRAZIL (0.3%)
Tele Norte Leste Participacoes S.A.     5,129,000                     42,968
Unibanco Unio de Bancos
  Brasileiros S.A. (GDR) .............      2,870                     47,355
                                                                 -----------
  TOTAL BRAZIL .......................                                90,323
                                                                 -----------
CANADA (1.9%)
Bank of Nova Scotia ..................      7,300                    239,941
BCE, Inc. ............................      2,400                     41,644
Electrofuel, Inc.* ...................     10,300                      6,434
GSI Lumonics, Inc.* ..................      6,770                     52,129
Magna International, Inc.,
  Class A ............................      1,500                    103,261
Talisman Energy, Inc. ................      1,700                     76,287
                                                                 -----------
  TOTAL CANADA .......................                               519,696
                                                                 -----------
CROATIA (0.4%)
Pliva D.D. (GDR) (ss.) ...............      7,800                    112,503
                                                                 -----------
DENMARK (0.3%)
Danske Bank ..........................      1,900                     34,985
NeuroSearch A/S* .....................      2,600                     34,047
                                                                 -----------
  TOTAL DENMARK ......................                                69,032
                                                                 -----------
FINLAND (0.8%)
Fortum OYJ ...........................      7,800                     44,987
Nokia OYJ ............................      6,314                     92,413
Stora Enso OYJ .......................      5,700                     79,879
                                                                 -----------
  TOTAL FINLAND ......................                               217,279
                                                                 -----------
FRANCE (10.3%)
Alcatel S.A. .........................     10,950                     76,132
Alten* ...............................      1,810                     19,663
Assurances Ben de France .............      3,500                    160,800
Aventis S.A. .........................      3,516                    249,144
BNP Paribas ..........................      4,500                    248,874
Compagnie de Saint Gobain ............      2,480                    111,318
Eurotunnel S.A. ......................    144,820                    127,291
Infogrames Entertainment S.A.*             22,274                     84,251

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Lafarge S.A. .........................        940                $    93,762
NicOx S.A.* ..........................      8,040                    146,895
Oberthur Card Systems S.A.* ..........      5,860                     18,056
Peugeot S.A. .........................      4,100                    212,783
Sanofi-Synthelabo S.A. ...............      1,730                    105,246
Scor S.A. ............................      2,770                     84,531
SEB S.A. .............................      1,410                    124,073
Societe Generale, Class A ............      2,900                    191,031
Technip-Coflexip S.A. (ADR) ..........      2,560                     67,840
TotalFinaElf S.A* ....................      3,080                    500,071
UBI Soft Entertainment* ..............      8,555                    152,080
Vivendi Universal S.A. ...............      1,600                     34,574
                                                                 -----------
  TOTAL FRANCE .......................                             2,808,415
                                                                 -----------
GERMANY (5.4%)
Allianz AG ...........................        365                     73,104
Altana AG ............................      1,100                     55,404
AMB Aachener & Muenchener
  Beteiligungs-AG ....................        700                     68,164
BASF AG ..............................        500                     23,184
Bayer AG .............................      3,750                    118,882
Bayerische Motoren Werke
  (BMW) AG ...........................      3,475                    143,282
E.On AG ..............................      5,300                    308,821
Hannover Rueckversicherungs
  AG .................................      1,000                     78,810
Heidelberger Zement AG ...............      1,300                     63,937
Jenoptik AG ..........................     13,454                    254,448
Sauer-Danfoss, Inc. ..................      1,300                     14,508
Siemens AG ...........................      1,700                    101,994
Software AG ..........................      5,711                     76,706
Volkswagen AG ........................      1,400                     68,025
Wella AG .............................        337                     19,237
                                                                 -----------
  TOTAL GERMANY ......................                             1,468,506
                                                                 -----------
HONG KONG (0.9%)
Cheung Kong (Holdings) Ltd. ..........     10,000                     83,333
PetroChina Company Ltd. ..............    280,000                     59,590
Sun Hung Kai Properties Ltd. .........      7,000                     53,173
Wharf Holdings Ltd. ..................     25,000                     58,975
                                                                 -----------
  TOTAL HONG KONG ....................                               255,071
                                                                 -----------
INDIA (0.4%)
ICICI Banking Ltd. (ADR)* ............      9,975                     69,825
Videsh Sanchar Nigam Ltd. (ADR) ......      7,200                     43,920
                                                                 -----------
  TOTAL INDIA ........................                               113,745
                                                                 -----------
IRELAND (1.1%)
Allied Irish Banks plc ...............      9,100                    120,877
Anglo Irish Bank Corp. plc ...........     12,900                     83,192
Bank of Ireland ......................      6,600                     82,194
                                                                 -----------
  TOTAL IRELAND ......................                               286,263
                                                                 -----------
ITALY (2.7%)
Banca Popolare Di Verona e
  Novara Scrl ........................      3,000                     38,901
Bulgari S.p.A. .......................      4,810                     30,355
Ducati Motor Holding S.p.A.* .........     25,100                     39,662
ENI S.p.A. ...........................     22,600                    359,346
IntasaBCI S.p.A. .....................     25,100                     76,597
Parmalat Finanziaria S.p.A. ..........     19,800                     61,205

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Riunione Adriatica di Sicurta
  S.p.A. (RNC) ........................     2,100                $    28,185
Telecom Italia S.p.A. .................    14,649                    114,726
                                                                 -----------
  TOTAL ITALY .........................                              748,977
                                                                 -----------
JAPAN (14.2%)
Acom Co., Ltd. ........................       700                     47,831
Aucnet, Inc. ..........................     1,800                     18,456
Canon, Inc. ...........................    12,000                    453,529
Capcom Co. Ltd. .......................     4,600                    118,972
Daiichi Pharmaceutical Co., Ltd. ......     3,000                     54,814
Daiwa House Industry Co., Ltd. ........     5,000                     30,577
East Japan Railway Co. ................        18                     84,248
Fuji Photo Film Co., Ltd. .............     3,000                     96,863
Hamamatsu Photonics KK ................     5,800                    128,959
Hitachi Ltd. ..........................    24,000                    155,181
Honda Motor Co., Ltd. .................     7,400                    300,050
Hoya Corp. ............................     1,900                    138,228
Imagineer Co., Ltd. ...................       700                      4,135
Keyence Corp. .........................       300                     63,549
Koei Co., Ltd. ........................     2,700                     83,122
Mitsubishi Corp. ......................     2,000                     14,467
Mitsui & Co., Ltd. ....................     3,000                     20,073
Mitsui O.S.K. Lines, Ltd. .............    16,000                     33,639
Murata Manufacturing Co., Ltd. ........     1,300                     83,514
Nintendo Ltd. .........................     2,000                    294,510
Nippon Meat Packers, Inc. .............     5,000                     62,656
Nippon Telegraph & Telephone
  Corp. ...............................        11                     45,244
Nissan Motor Co., Ltd. ................    29,000                    200,818
NTT DoCoMo, Inc. ......................        25                     61,530
Omron Corp. ...........................     5,989                     86,692
Promise Co., Ltd. .....................     1,200                     60,471
Rohm Co., Ltd. ........................       300                     44,777
Sankyo Co. ............................     3,000                     40,798
Sega Corp.* ...........................    10,200                    245,086
SMC Corp. .............................       500                     59,111
Sony Corp. ............................     1,800                     95,061
Sumitomo Corp. ........................     4,000                     24,228
Takeda Chemical Industries Ltd. .......     3,000                    131,654
Takefuji Corp. ........................     1,850                    128,571
Tanabe Seiyaku Co., Ltd. ..............     4,000                     35,041
Tohoku Electric Power Co., Inc. .......     1,900                     26,631
Toshiba Corp.* ........................    31,000                    126,214
Toyota Motor Corp. ....................     1,700                     45,103
Uny Co., Ltd. .........................     3,000                     33,990
Ushio, Inc. ...........................     9,000                    106,925
                                                                 -----------
  TOTAL JAPAN .........................                            3,885,318
                                                                 -----------
KOREA (1.4%)
Hyundai Heavy Industries* .............     3,817                     79,798
Kookmin Bank (ADR) ....................     1,100                     54,065
LG Home Shopping, Inc. ................     1,320                    144,838
Posco (ADR) ...........................     1,100                     29,997
Samsung Electronics (GDR) Section .....       459                     62,794
                                                                 -----------
  TOTAL KOREA .........................                              371,492
                                                                 -----------
LUXEMBOURG (0.3%)
Arcelor* ..............................     4,800                     68,120
Espirito Santo Financial Group
  S.A. (ADR) ..........................     1,586                     25,186
                                                                 -----------
  TOTAL LUXEMBOURG ....................                               93,306
                                                                 -----------

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
MEXICO (0.3%)
Grupo Televisa S.A. (GDR)* ............     2,400                $    89,712
                                                                 -----------
NETHERLANDS (9.7%)
Aalberts Industries N.V. ..............     7,189                    133,335
ABN-Amro Holdings N.V. ................    13,066                    237,303
ASM International N.V.* ...............     7,400                    127,724
Boskalis Westminster N.V. .............    12,710                    412,219
Buhrmann N.V. .........................     8,400                     77,483
Computer Service Solutions
  Holding N.V. ........................     9,315                     18,399
DSM N.V. ..............................     4,000                    185,628
Elsevier N.V. .........................     6,420                     87,497
Hagemeyer N.V. ........................     2,331                     32,229
Heineken N.V., Class A ................     1,275                     55,958
ICTS International N.V. ...............     1,400                      9,800
ING Groep N.V. ........................    11,800                    302,994
Koninklijke Ahold N.V. ................     7,125                    149,880
Koninklijke Royal Philips
  Electronics N.V. ....................     6,725                    187,758
Magnus Holding N.V.* ..................    11,400                     12,384
Randstad Holdings N.V. ................     6,660                     77,810
Smit International N.V. ...............     3,900                     90,321
TNT Post Group N.V. ...................     2,300                     51,949
Unit 4 Aggresso N.V.* .................     9,730                     63,806
Van der Moolen Holding N.V. ...........     8,200                    173,303
VNU N.V. ..............................     1,334                     37,073
Wolters Kluwer N.V., Class C ..........     7,133                    135,396
                                                                 -----------
  TOTAL NETHERLANDS ...................                            2,660,249
                                                                 -----------
NORWAY (0.3%)
Norske Skogindustrier ASA .............     1,700                     31,715
Tsakos Energy Navigation Ltd. (ADR) ...     1,800                     25,200
Tsakos Energy Navigation Ltd.*(i)......     1,600                     28,144
                                                                 -----------
  TOTAL NORWAY ........................                               85,059
                                                                 -----------
PORTUGAL (0.2%)
Banco Espirito Santo S.A. .............     1,800                     20,532
Electricidade de Portugal S.A. ........    10,950                     21,196
                                                                 -----------
  TOTAL PORTUGAL ......................                               41,728
                                                                 -----------
SOUTH AFRICA (0.2%)
Sappi Ltd. (ADR) ......................     3,100                     43,462
                                                                 -----------
SPAIN (3.1%)
Amadeus Global Travel
  Distribution S.A., Class A ..........     9,000                     57,597
Banco Santander Central
  Hispano S.A. ........................    26,070                    207,003
Grupo Dragados S.A. ...................     5,300                     94,478
Iberdrola S.A. ........................     8,400                    122,363
Prosegur, Compania de
  Seguridad S.A. ......................     6,730                     94,779
Sogecable S.A.* .......................     4,100                     77,986
Telefonica S.A.* ......................    24,583                    206,364
                                                                 -----------
  TOTAL SPAIN .........................                              860,570
                                                                 -----------
SWEDEN (1.5%)
Autoliv, Inc. .........................     3,100                     75,556
Electrolux AB, Class B ................     7,300                    147,342
Nordea AB .............................    13,800                     75,078
Ortivus AB, Class B* ..................     9,200                     18,519
Svenska Cellulosa AB, Class B .........     2,800                     99,625
                                                                 -----------
  TOTAL SWEDEN ........................                              416,120
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
SWITZERLAND (5.3%)
Compagnie Financiere
  Reichemont AG, Class A ..........           977               $    22,221
Givaudan ..........................           110                    44,346
Julius Baer Holding Ltd. ..........           159                    45,671
Nestle S.A. (Registered) ..........         1,285                   299,600
Novartis AG (Registered) ..........         9,055                   398,206
Roche Holding AG ..................         1,810                   136,817
Swiss Reinsurance .................         3,122                   305,215
UBS AG ............................         4,085                   205,444
                                                                -----------
  TOTAL SWITZERLAND ...............                               1,457,520
                                                                -----------
TAIWAN (0.3%)
Campal Electronics, Inc. (GDR).....        14,400                    70,560
                                                                -----------
UNITED KINGDOM (23.4%)
3i Group plc ......................         8,260                    86,183
AstraZeneca plc ...................         5,720                   236,807
Barclays Bank plc .................        33,934                   285,525
Biocompatibles International plc           32,010                    49,281
Boots Co. plc .....................         3,522                    34,923
BP plc ............................        25,132                   211,081
British American Tobacco plc ......        16,447                   176,744
British Sky Broadcasting plc* .....         7,910                    75,840
BT Group plc ......................        37,980                   145,890
BTG plc* ..........................        12,780                    66,234
Cadbury Schweppes plc .............        11,850                    88,779
Cambridge Antibody Technology
  Group plc* ......................         1,910                    30,133
Collins Stewart Holdings plc ......        20,210                   113,982
Compass Group plc .................        13,200                    80,080
Diageo plc ........................        17,150                   222,727
Eidos plc* ........................        23,460                    45,773
Electrocomponents plc .............        12,890                    72,207
Expro International Group .........        11,980                    84,914
FKI plc ...........................        18,160                    43,390
GlaxoSmithKline plc ...............        23,563                   509,299
Halma plc .........................        75,480                   185,145
Hays plc ..........................        16,360                    38,404
Hilton Group plc ..................        12,900                    44,882
HSBC Holdings plc .................        10,080                   115,928
Kelda Group plc ...................         7,900                    51,419
Lattice Group plc .................        16,900                    44,051
Lloyds TSB Group plc ..............        37,774                   375,990
Ockham Holdings plc ...............        29,450                    16,609
Oxford Glycosciences plc* .........         4,340                    17,696
Pearson plc .......................         1,500                    14,919
Powderject Pharmaceuticals* .......        23,230                   149,428
Prudential plc ....................        12,150                   111,121
Reed International plc ............        25,550                   242,827
Rentokil Initial plc ..............        23,080                    93,933
Reuters Group plc .................         3,099                    16,439
RMC Group plc .....................         2,250                    22,516
Royal & Sun Alliance Insurance
  Group plc .......................        48,800                   179,270
Royal Bank of Scotland Group
  plc .............................         9,100                   258,003
Safeway plc .......................        42,400                   182,096
Shell Transport & Trading Co.
  plc .............................        43,600                   328,974
Shire Pharmaceuticals Group
  plc* ............................        11,150                    98,576
Six Continents plc ................        13,700                   139,184

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Skyepharma plc* ...................       171,390                $   165,893
Smith & Nephew plc ................         1,900                     10,542
Smiths Group plc ..................         2,440                     31,688
Tesco plc .........................        18,317                     66,591
Unilever plc ......................        23,151                    211,028
Vodafone Group plc ................       241,532                    331,350
Whitbread plc .....................         2,100                     19,606
Wolseley plc ......................        13,280                    134,614
WPP Group plc .....................         5,950                     50,245
                                                                 -----------
  TOTAL UNITED KINGDOM ............                                6,408,759
                                                                 -----------
TOTAL COMMON STOCKS, RIGHTS
  AND WARRANTS (88.6%)
  (Cost $24,784,208)...............                               24,240,166
                                                                 -----------
PREFERRED STOCKS:
AUSTRALIA (0.0%)
Village Roadshow Ltd. .............         8,500                      4,867
                                                                 -----------
BRAZIL (1.1%)
Empresa Brasileira de
  Aeronautica S.A. ................        50,742                    267,907
Petroleo Brasilerio Petrobyes
  S.A. (ADR) ......................         1,800                     31,320
                                                                 -----------
  TOTAL BRAZIL ....................                                  299,227
                                                                 -----------
GERMANY (0.9%)
Fresenius Medical Care AG .........         2,135                     71,690
Porsche AG ........................            76                     36,027
Wella AG ..........................         2,202                    132,221
                                                                 -----------
  TOTAL GERMANY ...................                                  239,938
                                                                 -----------
TOTAL PREFERRED STOCK (2.0%)
  (Cost $563,380)..................                                  544,032
                                                                 -----------


                                        PRINCIPAL
                                          AMOUNT
                                        ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (8.3%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $2,254,920)......... $2,254,920                 2,254,920
                                                                  ---------
TOTAL INVESTMENTS (98.9%)
  (Cost/Amortized Cost
  $27,602,508)........................                           27,039,118
OTHER ASSETS LESS
  LIABILITIES (1.1%) .................                              317,309
                                                                 ----------
NET ASSETS (100.0%) ..................                          $27,356,427
                                                                ===========

---------------------
*     Non-income producing

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $175,297 or 0.64% of net assets.

(i)   Illiquid security.

    Glossary:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt
    RNC--Rispario Non-Convertible Savings Shares

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
MARKET SECTOR DIVERSIFICATION

As a percentage of Total Equity Investments

Consumer Discretionary ..............      15.7%
Consumer Staples ....................       7.8
Energy ..............................       7.4
Financials ..........................      23.6
Health Care .........................      11.8
Industrials .........................      11.1
Information Technology ..............      11.6
Materials ...........................       4.4
Telecommunications Services .........       4.3
Utilities ...........................       2.3
                                          -----
                                          100.0%
                                          =====

================================================================================
At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)

                                                                                                      UNREALIZED
                                           NUMBER OF      EXPIRATION      ORIGINAL     VALUE AT     APPRECIATION/
PURCHASES:                                 CONTRACTS         DATE           VALUE       6/30/02     (DEPRECIATION)
---------------------------------------   -----------   --------------   ----------   ----------   ---------------
Dow Jones Euro Stock 50 Index .........           5      September-02     155,576      155,892        $    316
TOPIX Index ...........................           2      September-02     177,383      170,115          (7,267)
                                                                                                      --------
                                                                                                      $ (6,951)
                                                                                                      ========

At June 30, 2002, the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows (Note 1):

                                              LOCAL
                                            CONTRACT       COST ON        U.S. $       UNREALIZED
                                             AMOUNT      ORIGINATION     CURRENT     APPRECIATION/
                                             (000S)          DATE         VALUE      (DEPRECIATION)
                                           ----------   -------------   ---------   ---------------
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 7/15/02 .........      9,489        $72,363       $79,221       $  (6,858)
Japanese Yen, expiring 7/22/02 .........      8,892         70,247        74,264          (4,017)
Japanese Yen, expiring 8/13/02 .........      8,763         69,478        73,271          (3,793)
Japanese Yen, expiring 8/28/02 .........      3,881         32,540        32,477              63
                                                                                       ---------
                                                                                       $ (14,605)
                                                                                       =========

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 27,012,212
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       1,591,905

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................    $    893,733
Aggregate gross unrealized depreciation ................      (1,457,123)
                                                            ------------
Net unrealized depreciation ............................    $   (563,390)
                                                            ============
Federal income tax cost of investments .................    $ 27,602,508
                                                            ============

For the six months ended June 30, 2002, the Portfolio incurred approximately $290 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                         NUMBER                      VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.8%)
CATALOG RETAIL (0.6%)
Insight Enterprises, Inc.* .............    2,550                $    64,235
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (0.3%)
CDW Computer Centers, Inc.* ............      710                     33,235
                                                                 -----------
INTERNET RETAIL (4.6%)
Amazon.com, Inc.* ......................    1,070                     17,387
eBay, Inc.* ............................    6,010                    370,336
Expedia, Inc., Class A* ................    1,230                     72,927
Hotels.com, Class A* ...................      370                     15,625
                                                                 -----------
                                                                     476,275
                                                                 -----------
MEDIA (3.3%)
AOL Time Warner, Inc.* .................    7,875                    115,841
Cox Communications, Inc.,
  Class A* .............................    2,200                     60,610
Gemstar-TV Guide International,
  Inc.* ................................    8,410                     45,330
Macrovision Corp.* .....................    1,750                     22,943
TMP Worldwide, Inc.* ...................      690                     14,835
Viacom, Inc., Class B* .................    2,000                     88,740
                                                                 -----------
                                                                     348,299
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY..........                             922,044
                                                                 -----------
FINANCIALS (0.8%)
DIVERSIFIED FINANCIALS (0.8%)
The BISYS Group, Inc.* .................    2,410                     80,253
                                                                 -----------
HEALTH CARE (0.6%)
PHARMACEUTICALS (0.6%)
Gilead Sciences, Inc.*(a) ..............    1,950                     64,116
                                                                 -----------
INDUSTRIALS (11.2%)
AEROSPACE & DEFENSE (4.6%)
Alliant Techsystems, Inc.*(a) ..........      660                     42,108
Lockheed Martin Corp. ..................      760                     52,820
Northrop Grumman Corp. .................      325                     40,625
Raytheon Co.(a) ........................    8,450                    344,337
                                                                 -----------
                                                                     479,890
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (6.6%)
Concord EFS, Inc.* .....................    5,750                    173,305
DST Systems, Inc.* .....................    2,550                    116,561
First Data Corp. .......................    7,040                    261,888
Fiserv, Inc.* ..........................    3,950                    145,004
                                                                 -----------
                                                                     696,758
                                                                 -----------
  TOTAL INDUSTRIALS ....................                           1,176,648
                                                                 -----------
INFORMATION TECHNOLOGY (68.0%)
APPLICATION SOFTWARE (9.5%)
BEA Systems, Inc.* .....................    7,850                     74,653
Business Objects S.A. (ADR)* ...........    1,550                     43,555
Documentum, Inc.* ......................    1,570                     18,840
Electronic Arts, Inc.* .................    1,750                    115,587
Informatica Corp.* .....................    2,350                     16,662
Intuit, Inc.* ..........................    1,900                     94,468
Mercury Interactive Corp.* .............    3,100                     71,176
Misys plc ..............................   14,900                     54,963
NetIQ Corp.* ...........................    1,080                     24,440
PeopleSoft, Inc.* ......................    3,400                     50,592
Red Hat, Inc.* .........................    6,140                     36,042
SAP AG (ADR) ...........................      110                      2,672

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                  (NOTE 1)
----------------------------------------------------------------------------
Siebel Systems, Inc.* ..................    3,275                $    46,570
Symantec Corp.* ........................    1,130                     37,121
Synopsys, Inc.* ........................    5,360                    293,782
THQ, Inc.* .............................      725                     21,620
                                                                 -----------
                                                                   1,002,743
                                                                 -----------
COMPUTER HARDWARE (3.4%)
Dell Computer Corp.* ...................   10,010                    261,662
Hewlett-Packard Co. ....................    2,890                     44,159
Sun Microsystems, Inc.* ................    9,605                     48,121
                                                                 -----------
                                                                     353,942
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (1.0%)
EMC Corp.* .............................   10,720                     80,936
Logitech International S.A.* ...........      480                     22,318
                                                                 -----------
                                                                     103,254
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.5%)
Agilent Technologies, Inc.* ............    5,720                    135,278
AU Optronics Corp. (ADR)* ..............    1,400                     11,634
Avocent Corp.* .........................    2,300                     36,616
Celestica, Inc.* .......................    1,250                     28,388
DDI Corp.* .............................      200                        200
Flextronics International Ltd.* ........   15,020                    107,093
Hirose Electric Co., Ltd. ..............      570                     49,695
RF Micro Devices, Inc.* ................      960                      7,315
Sanmina-SCI Corp.* .....................    9,750                     61,522
Semtech Corp.* .........................       90                      2,403
Solectron Corp.* .......................    5,800                     35,670
                                                                 -----------
                                                                     475,814
                                                                 -----------
INTERNET SOFTWARE & SERVICES (2.7%)
Check Point Software
  Technologies Ltd.* ...................      200                      2,712
Exult, Inc.* ...........................    2,000                     13,000
Overture Services, Inc.*(a) ............    1,950                     48,711
Softbank Corp. .........................    4,520                     62,750
WebEx Communications, Inc.* ............    2,670                     42,453
Yahoo Japan Corp.* .....................        4                     86,100
Yahoo!, Inc.* ..........................    1,560                     23,026
                                                                 -----------
                                                                     278,752
                                                                 -----------
IT CONSULTING & SERVICES (4.7%)
Accenture Ltd., Class A* ...............    2,540                     48,260
Affiliated Computer Services,
  Inc., Class A* .......................    5,080                    241,198
Computer Sciences Corp.* ...............    2,200                    105,160
Infosys Technologies Ltd.
  (ADR) ................................    1,195                     61,596
Sungard Data Systems, Inc.* ............    1,110                     29,393
Unisys Corp.* ..........................    1,190                     10,710
                                                                 -----------
                                                                     496,317
                                                                 -----------
NETWORKING EQUIPMENT (4.9%)
Brocade Communications
  Systems, Inc.* .......................    4,620                     80,758
Cisco Systems, Inc.* ...................   22,655                    316,037
Extreme Networks, Inc.* ................    7,240                     70,735
Hewitt Associates, Inc.* ...............    1,500                     34,950
Juniper Networks, Inc.* ................    2,000                     11,300
                                                                 -----------
                                                                     513,780
                                                                 -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (7.3%)
Applied Materials, Inc.* ...............    9,907                $   188,431
ASE Test Ltd.* .........................    2,080                     20,176
ASM International N.V.* ................      620                     10,701
ASML Holding N.V. (New York
  Shares)* .............................    3,020                     45,662
Emulex Corp.* ..........................    1,240                     27,912
Integrated Circuit Systems, Inc.*.......    2,610                     52,696
KLA-Tencor Corp.* ......................    3,590                    157,924
Marvell Technology Group
  Ltd.*(a) .............................      105                      2,089
Microchip Technology, Inc.* ............    4,355                    119,458
Teradyne, Inc.* ........................    5,875                    138,063
                                                                 -----------
                                                                     763,112
                                                                 -----------
SEMICONDUCTORS (16.2%)
Altera Corp.* ..........................   13,140                    178,704
Atmel Corp.* ...........................    4,500                     28,170
ChipPAC, Inc., Class A* ................    8,370                     51,727
Fairchild Semiconductor
  International, Inc., Class A* ........    1,950                     47,385
Intel Corp. ............................    8,935                    163,242
Maxim Integrated Products,
  Inc.* ................................    2,310                     88,542
Micron Technology, Inc.* ...............    3,950                     79,869
PMC-Sierra, Inc.* ......................    5,240                     48,575
QLogic Corp.* ..........................      790                     30,099
Rohm Co., Ltd. .........................      160                     23,881
Samsung Electronics (GDR) (ss.) ........      450                     61,536
STMicroelectronics N.V. (New
  York Shares) .........................    2,840                     69,097
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* ...............................   30,662                    398,606
Texas Instruments, Inc. ................    9,650                    228,705
United Microelectronics Corp.
  (ADR)* ...............................   10,280                     75,558
Xilinx, Inc.* ..........................    5,955                    133,571
                                                                 -----------
                                                                   1,707,267
                                                                 -----------
SYSTEMS SOFTWARE (9.7%)
Adobe Systems, Inc. ....................    5,500                    156,750
Microsoft Corp.* .......................    9,030                    493,941
Network Associates, Inc.* ..............    1,630                     31,410
Oracle Corp.* ..........................   15,045                    142,476
VERITAS Software Corp.* ................    6,705                    132,692
Wind River Systems* ....................   12,590                     63,076
                                                                 -----------
                                                                   1,020,345
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT (4.1%)
CIENA Corp.* ...........................      940                      3,939
Corning, Inc. ..........................   14,135                     50,179
Motorola, Inc. .........................    4,900                     70,658
Nokia OYJ (ADR) ........................    2,850                     41,268
QUALCOMM, Inc.* ........................    5,560                    152,844
Utstarcom, Inc.* .......................    5,570                    112,347
                                                                 -----------
                                                                     431,235
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY..........                           7,146,561
                                                                 -----------

============================================================================
                                          NUMBER                     VALUE
                                        OF SHARES                   (NOTE 1)
----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
AT&T Corp. .............................    3,000                $    32,100
L-3 Communications Holdings,
  Inc.*(a) .............................      700                     37,800
                                                                 -----------
                                                                      69,900
                                                                 -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
Sprint Corp. (PCS Group)* ..............    4,550                     20,338
Vodafone Group plc (ADR) ...............    1,450                     19,793
                                                                 -----------
                                                                      40,131
                                                                 -----------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                             110,031
                                                                 -----------
TOTAL COMMON STOCKS (90.4%)
  (Cost $11,942,706)....................                           9,499,653
                                                                 -----------
                                        PRINCIPAL
                                          AMOUNT
                                          ------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (12.3%)
JPMorgan Chase Nassau,
  1.31%, 07/01/02
  (Amortized Cost $1,295,067)..........$1,295,067                  1,295,067
                                                                 -----------
TOTAL INVESTMENTS BEFORE
  OPTIONS WRITTEN (102.7%)
  (Cost/Amortized Cost
  $13,237,773).........................                           10,794,720
                                                                 -----------

                                         NUMBER OF
                                       CONTRACTS (B)
                                      --------------
OPTIONS WRITTEN:
WRITTEN CALL OPTIONS(C)*(-0.1%)
Alliant Techsystems, Inc.
  August @ $110.00.................          4                       (1,360)
Gilead Sciences, Inc.
  August @ $40.00..................         18                       (1,710)
L-3 Communications
  Holdings, Inc.
  July @ $1.00.....................          4                          (60)
  October @ $65.00.................          3                         (360)
                                                                -----------
                                                                       (420)
                                                                -----------
Overture Services, Inc.
  August @ $25.00..................         11                       (2,970)
Raytheon Co.
  November @ $1.00.................          9                       (1,620)
                                                                -----------
                                                                     (8,080)
                                                                -----------
WRITTEN PUT OPTIONS* (-0.1%)
Marvell Technology Group Ltd.
  August @ $32.50..................         12                      (11,160)
Overture Services, Inc.
  August @ $17.50..................         27                       (2,430)
                                                                -----------
                                                                    (13,590)
                                                                -----------
TOTAL OPTIONS WRITTEN (-0.2%)
  (Cost -$23,315) (Note 1).........                                 (21,670)
                                                                -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
                                       VALUE
                                      (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AFTER OPTIONS
  WRITTEN (102.5%)
  (Cost/Amortized Cost
     $13,214,458)..............    $10,773,050
OTHER ASSETS LESS LIABILITIES
  (-2.5%) .....................       (266,492)
                                   -----------
NET ASSETS (100%) .............    $10,506,558
                                   ===========

----------
*     Non-income producing

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $61,536 or 0.59% of net assets.

(a)   Fully or partially pledged as collateral on outstanding written options.

(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.

      Glossary:
      ADR--American Depositary Receipt
      GDR--Global Depositary Receipt

================================================================================
Options written for the six months ended June 30, 2002, were as follows:
(Note 1)

                                                                                                 TOTAL        TOTAL
                                                                                               NUMBER OF     PREMIUMS
                                                                                               CONTRACTS     RECEIVED
                                                                                           ---------------- ---------
Options outstanding--January 1, 2002 .....................................................             --         --
Options written ..........................................................................             88    $23,315
                                                                                                       --    -------
Options outstanding--June 30, 2002 .......................................................             88    $23,315
                                                                                                       ==    =======
Investment security transactions for the six months ended June 30, 2002 were as follows:
COST OF PURCHASES:
Stocks and long-term corporate debt securities ...........................................   $ 19,863,279
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...........................................      6,550,605

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ..................................................   $    125,951
Aggregate gross unrealized depreciation ..................................................     (2,569,004)
                                                                                             ------------
Net unrealized depreciation ..............................................................   $ (2,443,053)
                                                                                             ============
Federal income tax cost of investments ...................................................   $ 13,237,773
                                                                                             ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER STAPLES (0.5%)
DRUG RETAIL (0.3%)
CVS Corp. ................................  2,700                $    82,620
                                                                 -----------
FOOD PRODUCTS (0.2%)
Monsanto Company .........................  4,300                     76,540
                                                                 -----------
  TOTAL CONSUMER STAPLES .................                           159,160
                                                                 -----------
HEALTH CARE (94.0%)
BIOTECHNOLOGY (13.4%)
Amgen, Inc.* .............................  7,200                    301,536
Applera Corp.-Celera Genomics
  Group* .................................  9,700                    116,400
Applied Molecular Evolution,
  Inc.* ..................................  5,100                     29,478
Cambridge Antibody Technology
  Group plc* .............................    900                     14,199
Cephalon, Inc.* ..........................  8,500                    384,200
CV Therapeutics, Inc.* ...................  6,300                    117,306
Exelixis, Inc.* ..........................  7,500                     56,475
Genaera Corp.* ........................... 16,900                     30,082
Genentech, Inc.* .........................  4,300                    144,050
Genzyme Corp.-General
  Division* .............................. 14,100                    271,284
Genzyme Molecular Oncology* ..............  1,400                      3,528
Human Genome Sciences, Inc.* .............  4,700                     62,980
IDEC Pharmaceuticals Corp.* ..............  8,100                    287,145
Immunex Corp.* ........................... 11,400                    254,676
Incyte Pharmaceuticals, Inc.* ............ 11,900                     86,513
Indevus Pharmaceuticals, Inc.* ...........  1,000                      1,160
InterMune, Inc.* .........................  3,975                     83,872
Kyphon, Inc.* ............................  4,700                     68,526
MedImmune, Inc.* .........................  2,900                     76,560
Millennium Pharmaceuticals,
  Inc.* ..................................  3,700                     44,955
Orchid BioSciences, Inc.* ................    700                        924
Protein Design Labs, Inc.* ............... 16,200                    175,932
Regeneron Pharmaceuticals,
  Inc.* ..................................  2,100                     30,471
Sangstat Medical Corp.* ..................  4,100                     94,218
Telik, Inc.* .............................  3,200                     40,000
Variagenics, Inc.* .......................    200                        254
Vertex Pharmaceuticals, Inc.* ............  2,800                     45,584
Wyeth .................................... 19,450                    995,840
                                                                 -----------
                                                                   3,818,148
                                                                 -----------
HEALTH CARE DISTRIBUTORS & SERVICES (6.9%)
AdvancePCS* ..............................  8,300                    198,702
AmerisourceBergen Corp. ..................  4,790                    364,040
C.R. Bard, Inc. ..........................  2,800                    158,424
Cardinal Health, Inc. ....................  4,500                    276,345
Gambro AB, Class A ....................... 25,540                    168,127
Health Management Associates,
  Inc., Class A* .........................  6,300                    126,945
Laboratory Corp. of America
  Holdings* ..............................  6,350                    289,877
McKesson HBOC, Inc. ......................  8,500                    277,950
MedSource Technologies, Inc.* ............    200                      2,450
Varian Medical Systems, Inc.* ............  2,800                    113,540
                                                                 -----------
                                                                   1,976,400
                                                                 -----------

============================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (13.0%)
Abgenix, Inc.* ........................... 12,200                $   119,560
Amersham plc .............................  7,600                     67,191
ATS Medical, Inc.* ....................... 24,300                     13,365
Baxter International, Inc. ...............  8,095                    359,823
Becton, Dickinson & Co. ..................  6,200                    213,590
Biomet, Inc. .............................  9,450                    256,284
Boston Scientific Corp.* ................. 11,900                    348,908
Cardiac Science, Inc.* ................... 27,000                    106,650
ChromaVision Medical Systems,
  Inc.* ..................................    100                        179
Conceptus, Inc.* .........................  5,150                     84,924
Guidant Corp.* ........................... 14,100                    426,243
Ilex Oncology, Inc.* .....................  2,900                     40,861
Medtronic, Inc. .......................... 11,600                    497,060
Mentor Corp. .............................    200                      7,342
Molecular Devices Corp.* .................  5,500                     97,900
Neopharm, Inc.* ..........................    400                      5,028
Respironics, Inc.* .......................  2,700                     91,935
Rita Medical Systems, Inc.* ..............  9,100                     92,092
St. Jude Medical, Inc.* ..................  4,900                    361,865
Staar Surgical Co.* ......................  1,100                      4,532
Stryker Corp. ............................  3,650                    195,311
Terumo Corp. .............................  2,000                     26,731
Therasense, Inc.* ........................  4,600                     84,962
Thoratec Corp.* .......................... 13,600                    122,264
Urologix, Inc.* ..........................  7,000                     89,530
Zoll Medical Corp.* ......................    700                     22,771
                                                                 -----------
                                                                   3,736,901
                                                                 -----------
HEALTH CARE FACILITIES (10.0%)
Community Health Systems,
  Inc.* .................................. 20,400                    546,720
HCA, Inc. ................................ 11,990                    569,525
Health Management Systems,
  Inc.* ..................................  1,600                      5,040
Province Healthcare Co.* .................  3,000                     67,080
Tenet Healthcare Corp.* .................. 13,430                    960,917
Triad Hospitals, Inc.* ...................  4,600                    194,948
Universal Health Services, Inc.,
  Class B* ...............................  8,400                    411,600
VCA Antech, Inc.* ........................  7,000                    108,920
                                                                 -----------
                                                                   2,864,750
                                                                 -----------
HEALTH CARE SUPPLIES (1.7%)
Argonaut Technologies, Inc.* .............    200                        228
Bausch & Lomb, Inc. ......................  5,700                    192,945
Beckman Coulter, Inc. ....................  3,900                    194,610
Viasys Healthcare, Inc.* .................  5,700                     99,465
                                                                 -----------
                                                                     487,248
                                                                 -----------
MANAGED HEALTH CARE (2.3%)
Anthem, Inc.* ............................  7,260                    489,905
United Health Group, Inc. ................    100                      9,155
Wellpoint Health Networks,
  Inc.* ..................................  1,900                    147,839
                                                                 -----------
                                                                     646,899
                                                                 -----------
PHARMACEUTICALS (46.7%)
Abbott Laboratories ...................... 14,000                    527,100
Adolor Corp.* ............................  6,800                     76,568
Alexion Pharmaceuticals, Inc.* ...........  9,300                    140,895

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                           NUMBER                     VALUE
                                          OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------
Allergan, Inc. .........................      100                $     6,675
Altana AG ..............................      700                     35,257
American Pharmaceutical
  Partners, Inc.* ......................    5,600                     69,216
Amylin Pharmaceuticals, Inc.* ..........   13,800                    150,972
AstraZeneca Group plc (ADR) ............   10,900                    446,900
Aventis S.A. ...........................    4,800                    340,128
Aventis S.A. (ADR) .....................    3,900                    274,677
Axcan Pharma, Inc.* ....................    4,000                     59,760
Banyu Pharmaceutical Co., Ltd...........    3,000                     38,695
Biogen, Inc.* ..........................      600                     24,858
BioMarin Pharmaceuticals, Inc.*.........    1,000                      5,219
Biovail Corp.* .........................    2,700                     78,192
Bristol-Myers Squibb Co. ...............   12,100                    310,970
Chugai Pharmaceutical Co., Ltd..........    7,000                     83,748
Ciphergen Biosystems, Inc.* ............    8,200                     30,094
Connetics Corp.* .......................    4,900                     63,303
Corvas International, Inc.* ............   19,800                     42,570
Cygnus, Inc.* ..........................      300                        606
Daiichi Pharmaceutical Co., Ltd.........    1,000                     18,271
Eisai Co., Ltd. ........................    9,000                    231,270
Elan Corp. plc (ADR)* ..................   16,200                     88,614
Eli Lilly & Co. ........................    8,300                    468,120
Forest Laboratories, Inc.* .............   10,250                    725,700
Fujisawa Pharmaceutical Co.,
  Ltd. .................................   10,000                    239,446
Gilead Sciences, Inc.* .................   10,000                    328,800
GlaxoSmithKline plc ....................    2,500                     54,036
GlaxoSmithKline plc (ADR) ..............      700                     30,198
Guilford Pharmaceuticals, Inc.* ........    4,800                     36,192
ICN Pharmaceuticals, Inc. ..............   20,300                    491,463
Isis Pharmaceuticals, Inc.* ............   22,000                    209,220
Johnson & Johnson ......................    6,500                    339,690
King Pharmaceuticals, Inc.* ............   22,900                    509,525
Kissei Pharmaceutical Co., Ltd. ........    3,000                     37,669
Kyorin Pharmaceutical Co. ..............    1,000                     24,111
Kyowa Hakko Kogyo Co., Ltd. ............    2,000                     10,846
Merck KGaA .............................    3,567                     95,995
Novartis AG (Registered) ...............    5,770                    253,744
Ono Pharmaceutical Co. .................    1,000                     35,708
Orapharma, Inc.* .......................    3,000                     13,800
Pfizer, Inc. ...........................   32,250                  1,128,750
Pharmacia Corp. ........................   37,500                  1,404,376
Praecis Pharmaceuticals, Inc.* .........   26,800                     93,264
Ribapharm, Inc.* .......................    9,100                     82,719
Rigel Pharmaceuticals, Inc.* ...........    7,800                     28,470
Roche Holding AG .......................    2,822                    213,314
Rohto Pharmaceutical Co., Ltd. .........    2,000                     15,602
Sankyo Co. .............................    7,000                     95,194
Sanofi-Synthelabo S.A. .................    6,600                    401,517
Santen Pharmaceutical Co. Ltd. .........    1,000                     10,829
Schering AG ............................    3,700                    231,488
Schering-Plough Corp. ..................   45,600                  1,121,760
Seattle Genetics, Inc.* ................    4,500                     23,445
Serono S.A., Class B ...................      348                    229,381
Shionogi & Co., Ltd. ...................   10,000                    127,566
Shire Pharmaceuticals Group plc
  (ADR)* ...............................    5,000                    129,050
Shire Pharmaceuticals Group
  plc* .................................   15,000                    132,614
Taisho Pharmaceutical Co., Ltd..........    1,000                     15,401
Takeda Chemical Industries Ltd..........    2,000                     87,769

============================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd. .................  8,000                $    70,082
Teva Pharmaceutical Industries
  Ltd. (ADR) .............................  4,900                    327,222
The Medicines Co.* .......................  7,200                     88,776
Titan Pharmaceuticals, Inc.* .............  5,900                     19,765
UCB S.A. .................................  2,500                     91,723
Viropharma, Inc.* ........................ 10,500                     15,015
Watson Pharmaceuticals, Inc.* ............  4,500                    113,715
Yamanouchi Pharmaceutical Co.,
  Ltd. ...................................  1,000                     25,947
                                                                 -----------
                                                                  13,373,575
                                                                 -----------
  TOTAL HEALTH CARE ......................                        26,903,921
                                                                 -----------
INDUSTRIALS (0.3%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Varian, Inc.* ............................  3,000                     98,850
                                                                 -----------
INFORMATION TECHNOLOGY (0.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Caliper Technologies Corp.* ..............    100                        835
Waters Corp.* ............................  3,900                    104,130
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY............                           104,965
                                                                 -----------
MATERIALS (0.8%)
CHEMICALS (0.8%)
Akzo Nobel N.V. ..........................  3,249                    141,471
Bayer AG .................................  3,026                     95,930
                                                                 -----------
  TOTAL MATERIALS ........................                           237,401
                                                                 -----------
TOTAL COMMON STOCKS (96.0%)
  (Cost $30,589,749)......................                        27,504,297
                                                                 -----------
                                          PRINCIPAL
                                           AMOUNT
                                          ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.3%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02
  (Amortized Cost $1,218,175) .........$1,218,175                  1,218,175
                                                                 -----------
TOTAL INVESTMENTS (100.3%)
 (Cost/Amortized Cost
  $31,807,924).........................                           28,722,472
OTHER ASSETS LESS
  LIABILITIES (-0.3%) .................                              (78,581)
                                                                 -----------
NET ASSETS (100%) .....................                          $28,643,891
                                                                 ===========

---------------------
*     Non-income producing

      Glossary:
      ADR--American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

============================================================================
Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $37,267,403
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      6,366,719

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ................   $    694,039
Aggregate gross unrealized depreciation ................     (3,779,491)
                                                           ------------
Net unrealized depreciation ............................   $ (3,085,452)
                                                           ============
Federal income tax cost of investments .................   $ 31,807,924
                                                           ============

For the six months ended June 30, 2002, the Portfolio incurred approximately $35 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.



                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

============================================================================
                                       PRINCIPAL                   VALUE
                                        AMOUNT                    (NOTE 1)
----------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (7.7%)
AIRLINES (0.2%)
American Airlines, Inc.
  7.86%, 10/1/11 (ss.) (i) ........   $   300,000              $    325,556
                                                               ------------
AUTOMOBILES (1.3%)
Daimler Chrysler NA Holdings
  Corp.
  6.84%, 10/15/02 .................       200,000                   202,274
  2.66%, 12/16/02 .................       500,000                   501,238
  7.13%, 4/10/03 ..................       100,000                   102,790
  7.75%, 5/27/03 ..................       400,000                   412,584
  2.22%, 8/16/04 ..................       100,000                    99,377
  7.38%, 9/15/06 ..................        60,000                    64,603
  8.00%, 6/15/10 ..................        35,000                    38,040
Ford Motor Co.
  7.45%, 7/16/31 ..................       180,000                   167,552
                                                               ------------
                                                                  1,588,458
                                                               ------------
CASINOS & GAMING (1.3%)
Harrahs Operating Co., Inc.
  7.50%, 1/15/09 ..................       100,000                   105,551
International Game Technology
  8.38%, 5/15/09 ..................       290,000                   305,950
MGM Mirage, Inc.
  6.63%, 2/1/05 ...................       190,000                   191,920
  6.95%, 2/1/05 ...................       500,000                   507,078
  8.50%, 9/15/10 ..................       300,000                   312,857
Park Place Entertainment Corp.
  7.95%, 8/1/03 ...................       100,000                   102,227
Station Casinos, Inc.
  8.38%, 2/15/08 ..................       100,000                   102,125
                                                               ------------
                                                                  1,627,708
                                                               ------------
HOTELS (0.7%)
Hilton Hotels Corp.
  7.70%, 7/15/02 ..................       500,000                   500,699
ITT Corp.
  6.75%, 11/15/03 .................       100,000                   101,213
  6.75%, 11/15/05 .................       100,000                    98,344
Starwood Hotels & Resorts
  Worldwide, Inc.
  7.88%, 5/1/12 (ss.) .............       200,000                   196,000
                                                               ------------
                                                                    896,256
                                                               ------------
MEDIA (4.2%)
AOL Time Warner, Inc.
  5.63%, 5/1/05 ...................        25,000                    24,530
  6.15%, 5/1/07 ...................       100,000                    95,525
  6.88%, 5/1/12 ...................        50,000                    46,112
  7.63%, 4/15/31 ..................       155,000                   135,706
  7.70%, 5/1/32 ...................       400,000                   354,840
British Sky Broadcasting plc
  8.20%, 7/15/09 ..................       300,000                   294,905
Comcast Cable Communications,
  Inc.
  6.38%, 1/30/06 ..................       135,000                   130,750
  6.20%, 11/15/08 .................        30,000                    27,214
  6.88%, 6/15/09 ..................        40,000                    36,435
  6.75%, 1/30/11 ..................       265,000                   234,870
Continental Cablevision
  8.30%, 5/15/06 ..................       300,000                   306,873

================================================================================
                                       PRINCIPAL                    VALUE
                                        AMOUNT                     (NOTE 1)
--------------------------------------------------------------------------------
COX Communications, Inc.
  6.50%, 11/15/02 .................   $   200,000              $    200,574
  6.75%, 3/15/11 ..................       200,000                   178,072
  6.15%, 8/1/33 ...................       914,000                   921,645
CSC Holdings, Inc.
  7.63%, 4/1/11 ...................       500,000                   402,290
Panamsat Corporation
  6.00%, 1/15/03 ..................       100,000                    98,985
Rogers Cablesystems, Ltd.
  10.00%, 3/15/05 .................       200,000                   213,000
TCI Communications, Inc.
  8.25%, 1/15/03 ..................       400,000                   392,012
  6.38%, 5/1/03 ...................       500,000                   510,631
  8.65%, 9/15/04 ..................       300,000                   305,274
Time Warner, Inc.
  6.95%, 1/15/28 ..................        10,000                     8,156
  6.63%, 5/15/29 ..................       125,000                    97,457
Viacom, Inc.
  6.40%, 1/30/06 ..................       165,000                   174,176
                                                               ------------
                                                                  5,190,032
                                                               ------------
  TOTAL CONSUMER DISCRETIONARY.....                               9,628,010
                                                               ------------
CONSUMER STAPLES (1.2%)
FOOD PRODUCTS (1.1%)
General Mills, Inc.
  5.13%, 2/15/07 ..................        50,000                    49,967
  6.00%, 2/15/12 ..................        95,000                    94,106
Kellogg Co.
  6.00%, 4/1/06 ...................       135,000                   141,087
  6.60%, 4/1/11 ...................        35,000                    36,641
Kraft Foods, Inc.
  5.25%, 6/1/07 ...................        70,000                    70,991
  5.63%, 11/1/11 ..................       190,000                   188,287
  6.25%, 6/1/12 ...................        40,000                    41,216
R.J. Reynolds Tobacco Holdings,
  Inc.
  7.38%, 5/15/03 (ss.) + ..........       100,000                    99,214
  7.38%, 5/15/03 ..................       600,000                   619,188
Unilever Capital Corp.
  7.13%, 11/1/10 ..................        30,000                    33,061
                                                               ------------
                                                                  1,373,758
                                                               ------------
FOOD RETAIL (0.1%)
Kroger Co.
  7.80%, 8/15/07 ..................        25,000                    27,609
  2.66%, 8/16/12 ..................       150,000                   150,029
                                                               ------------
                                                                    177,638
                                                               ------------
  TOTAL CONSUMER STAPLES ..........                               1,551,396
                                                               ------------
ENERGY (2.1%)
INTEGRATED OIL & GAS (1.1%)
Amerada Hess Corp.
  7.88%, 10/1/29 ..................        75,000                    81,614
  7.30%, 8/15/31 ..................        80,000                    81,156
Coastal Corp.
  8.13%, 9/15/02 ..................       700,000                   701,723
Conoco Funding Co.
  5.45%, 10/15/06 .................       150,000                   153,665
  6.35%, 10/15/11 .................        40,000                    41,517
Conoco, Inc.
  6.95%, 4/15/29 ..................        40,000                    40,879

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
Occidental Petroleum Corp.
  6.75%, 1/15/12 ...................... $   105,000             $    110,610
  8.45%, 2/15/29 ......................      20,000                   23,422
Phillips Petroleum Co.
  7.00%, 3/30/29 ......................      30,000                   31,262
WCG Note Trust
  8.25%, 3/15/04 (ss.) (i) ............      75,000                   68,985
                                                                ------------
                                                                   1,334,833
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES (0.8%)
Consolidated Natural Gas Co.
  6.85%, 4/15/11 ......................     100,000                  104,064
El Paso Corp.
  7.00%, 5/15/11 ......................     390,000                  371,343
  7.88%, 6/15/12 (ss.) (i) ............      30,000                   30,203
  7.50%, 11/15/26 .....................      45,000                   42,052
  7.75%, 1/15/32 ......................     285,000                  264,292
  8.38%, 6/15/32 (ss.) (i) ............      40,000                   41,137
Texas Eastern Transmission LP
  5.25%, 7/15/07 ......................     120,000                  119,839
                                                                ------------
                                                                     972,930
                                                                ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Anadarko Petroleum Corp.
  5.38%, 3/1/07 .......................      55,000                   55,752
  6.13%, 3/15/12 ......................      30,000                   30,042
Devon Energy Corp.
  7.95%, 4/15/32 ......................     105,000                  112,947
Devon Funding Corp. ULC
  7.88%, 9/30/31 ......................      50,000                   53,319
                                                                ------------
                                                                     252,060
                                                                ------------
  TOTAL ENERGY ........................                            2,559,823
                                                                ------------
FINANCIALS (75.7%)
ASSET BACKED (4.6%)
American Airlines, Inc.,
  Series 99-1
  7.02%, 10/15/09 .....................     150,000                  157,046
Asset Backed Securities Corp.,
  Series 02-HE1 A1
  2.28%, 3/15/32 ......................     319,615                  320,636
Bank One Issuance Trust,
  Series 02-A2 A2
  4.16%, 1/15/08 ......................     325,000                  328,118
Bear Stearns Asset Backed
  Securities, Inc.,
  Series 01-A AI1
  2.04%, 6/15/16 ......................     142,909                  142,909
Chase Funding Loan Acquisition
  Trust,
  Series 01-FF1 A2
  2.09%, 4/25/31 ......................     341,690                  339,217
Citibank Credit Card Issuance
  Trust,
  Series 02-A3 A3
  4.40%, 5/15/07 ......................     275,000                  279,168
Citibank Credit Card Master
  Trust I,
  Series 98-9 A
  5.30%, 1/9/06 .......................     425,000                  436,420

============================================================================
                                          PRINCIPAL                VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
  Series 01-B A3
  4.85%, 6/6/05 ....................... $   300,000             $    307,873
First USA Credit Card Master
  Trust,
  Series 96-6 A
  1.98%, 7/10/06 ......................     250,000                  250,034
GMAC Mortgage Corp. Loan
  Trust,
  Series 99-HLTV A1
  1.48%, 11/18/25 .....................     136,021                  136,363
Home Equity Asset Trust,
  Series 02-1 A4
  2.14%, 11/25/32 .....................     600,000                  600,000
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 02-AFC1 AV1
  2.22%, 4/25/31 ......................     406,706                  407,713
Nissan Auto Receivables Owner
  Trust,
  Series 02-B A3
  3.99%, 12/15/05 .....................     400,000                  406,678
Steers Delaware Business Trust,
  Series 02-11
  7.52%, 5/27/03 (ss.) (i) ............     150,000                  147,150
Target Return Index Securities
  Trust,
  Series 5-02
  6.00%, 1/25/07 (ss.) ................     480,000                  487,056
Vanderbilt Acquisition Loan
  Trust,
  Series 02-1 A1
  3.28%, 1/7/13 .......................   1,000,000                  999,931
                                                                ------------
                                                                   5,746,312
                                                                ------------
BANKS (1.2%)
Bank Of America Mortgage
  Securities
  6.23%, 6/25/31 ......................     425,811                  436,160
Bank One Corp.
  6.50%, 2/1/06 .......................     130,000                  138,017
Barclays Bank plc
  8.55%, 12/31/49 (ss.) ...............     120,000                  138,117
Charter Communications
  Holdings LLC
  9.63%, 11/15/09 (ss.) ...............     100,000                   66,500
European Investment Bank
  5.63%, 1/24/06 ......................     105,000                  109,492
International Finance Corp.
  7.13%, 4/6/05 .......................      30,000                   32,698
  4.75%, 4/30/07 ......................     100,000                  101,370
KBC Bank Fund Trust III
  9.86%, 11/29/49 (ss.) (i) ...........     260,000                  306,884
Royal Bank of Scotland Group
  plc (ADR)
  9.12%, 12/31/49 .....................     125,000                  147,012
Wachovia Corp.
  6.30%, 4/15/28 ......................      60,000                   62,145
                                                                ------------
                                                                   1,538,395
                                                                ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.0%)
Amortizing Residential Collateral
  Trust,
  Series 02-BC3M A
  2.11%, 6/25/32 .......................$    795,208            $    789,721
Bear Stearns Adjustable Rate
  Mortgage Trust,
  Series 02-2 IIIA
  6.90%, 6/25/31 .......................      80,094                  81,769
Chase Commercial Mortgage
  Securities Corp.,
  Series 99-2 A2
  7.20%, 1/15/32 .......................     100,000                 109,962
Chase Mortgage Financial Corp.,
  Series 01-S1 A2
  7.25%, 2/25/31 .......................     760,944                 784,724
COMM,
  Series 99-1, Class A2
  6.46%, 9/15/08 .......................      50,000                  53,241
Credit-Based Asset Servicing and
  Securitization,
  Series 02-CB1 A2A
  2.19%, 1/25/32 .......................     361,640                 362,306
CS First Boston Mortgage
  Securities Corp.
  2.48%, 3/25/32 (ss.) (i)+ ............     486,912                 486,912
  Series 02-AR2 2A1
  2.25%, 2/25/32 .......................     278,080                 277,400
  Series P2A-A21
  2.17%, 3/25/32 .......................     700,000                 700,000
Delta Air Lines, Inc.,
  Series 00-1
  7.57%, 11/18/10 ......................     300,000                 321,853
First Horizon Asset Securities,
  Inc.,
  Series 00-H 1A
  7.00%, 5/25/30 .......................     229,146                 236,091
Heller Financial, Inc.,
  Series 99-PH1 A1
  6.50%, 5/15/31 .......................     196,856                 208,292
Household Finance Corp.,
  Series 02
  2.19%, 5/20/32 .......................     700,000                 700,000
LB-UBS Commercial Mortgage
  Trust,
  Series 00-C5 A2
  6.51%, 12/15/26 ......................     175,000                 185,980
Paine Webber Mortgage
  Acceptance Corp.,
  Series 99-C1 A2
  6.82%, 4/15/09 .......................     283,500                 305,488
Prudential Securities Secured
  Financing Co.,
  Series 99-NRF1 A2
  6.48%, 1/15/09 .......................     150,000                 159,406
Structured Asset Securities
  Corp.,
  Series 01-3A 1A1
  2.33%, 3/25/31 .......................     125,176                 126,275
  Series 02-9-AZ
  2.16%, 10/25/27 ......................     574,263                 574,263

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
  Series 02-HF1 A
  2.13%, 1/25/33 .......................$    395,250            $    395,250
Washington Mutual Mortgage
  Securities Corp.,
  Series 01-2 A3
  6.01%, 4/25/31 .......................     546,503                 545,230
                                                                ------------
                                                                   7,404,163
                                                                ------------
DIVERSIFIED FINANCIALS (7.7%)
Bear Stearns Cos., Inc.
  6.50%, 5/1/06 ........................      25,000                  26,281
CIT Group, Inc.
  2.01%, 9/13/02 .......................     200,000                 198,300
  2.15%, 9/13/02 .......................     600,000                 594,900
  6.38%, 10/1/02 .......................     105,000                 104,300
  5.92%, 1/15/03 .......................     100,000                  98,549
  2.25%, 2/28/03 .......................     400,000                 391,000
Citigroup, Inc.
  6.75%, 12/1/05 .......................     130,000                 139,751
  5.75%, 5/10/06 .......................      80,000                  83,227
  5.00%, 3/6/07 ........................      25,000                  25,208
  7.25%, 10/1/10 .......................     215,000                 234,026
  6.63%, 6/15/32 .......................      50,000                  48,340
Credit Suisse First Boston, USA,
  Inc.
  5.75%, 4/15/07 .......................       5,000                   5,115
DaimlerChrysler Financial
  Services North America, LLC
  2.00%, 8/8/02 ........................     100,000                  99,966
Ford Motor Credit Co.
  6.55%, 9/10/02 .......................     100,000                 100,614
  7.75%, 11/15/02 ......................     100,000                 101,032
  7.50%, 1/15/03 .......................     200,000                 202,714
  2.17%, 6/2/03 ........................     500,000                 495,743
  6.88%, 2/1/06 ........................     460,000                 469,812
  7.38%, 10/28/09 ......................      55,000                  56,936
  7.88%, 6/15/10 .......................      90,000                  93,491
General Electric Capital Corp.
  6.80%, 11/1/05 .......................      25,000                  26,973
  5.24%, 6/15/07 .......................     300,000                 302,070
  6.13%, 2/22/11 .......................      70,000                  71,339
  6.00%, 6/15/12 .......................     235,000                 235,806
  6.75%, 3/15/32 .......................      40,000                  39,291
General Motors Acceptance
  Corp.
  5.88%, 1/22/03 .......................     100,000                 101,515
  2.01%, 8/18/03 .......................     200,000                 198,491
  6.75%, 1/15/06 .......................      80,000                  83,057
  7.75%, 1/19/10 .......................     190,000                 200,824
  7.25%, 3/2/11 ........................     140,000                 143,186
  6.88%, 9/15/11 .......................     220,000                 218,420
Golden State Bancorp, Inc.
  2.91%, 8/1/03 ........................     200,000                 198,981
  7.00%, 8/1/03 ........................     980,000               1,014,614
Household Finance Corp.
  5.88%, 11/1/02 .......................     150,000                 151,765
  3.17%, 3/11/04 .......................     130,000                 130,859
HSBC Capital Funding LP
  10.18%, 12/29/49 (ss.) (i) ...........     200,000                 255,404
J.P. Morgan Chase & Co.
  5.25%, 5/30/07 .......................     290,000                 291,679

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
KFW International Finance
  5.25%, 6/28/06 .....................  $    50,000             $     51,556
  4.75%, 1/24/07 .....................      275,000                  279,053
Lehman Brothers Holdings. Inc.
  6.25%, 5/15/06 .....................       50,000                   52,060
  6.63%, 1/18/12 .....................       40,000                   40,848
Morgan Stanley Dean Witter
  & Co.
  5.80%, 4/1/07 ......................       75,000                   76,918
  6.75%, 4/15/11 .....................      105,000                  108,012
National Rural Utilities
  Cooperative Finance Corp.
  2.94%, 4/26/04 .....................      500,000                  499,954
Panhandle Holding Co.
  6.50%, 7/15/09 .....................      100,000                   84,742
Pemex Finance, Ltd.
  9.03%, 2/15/11 .....................      100,000                  108,549
Redwood Capital II, Ltd.
  5.05%, 1/1/04 (ss.) + ..............      200,000                  200,000
Sears Roebuck Acceptance Corp.
  7.00%, 6/1/32 ......................       85,000                   81,425
Sprint Capital Corp.
  5.70%, 11/15/03 ....................      375,000                  333,232
  8.38%, 3/15/12 (ss.) (i) ...........      100,000                   82,846
  8.75%, 3/15/32 (ss.) ...............      300,000                  230,979
Union Oil Co. of California
  7.50%, 2/15/29 .....................       60,000                   63,572
                                                                ------------
                                                                   9,527,325
                                                                ------------
FOREIGN GOVERNMENT (2.3%)
Federative Republic of Brazil
  3.06%, 4/15/06 .....................      256,000                  201,600
  11.50%, 3/12/08 ....................      340,000                  231,200
  8.00%, 4/15/14 .....................      123,141                   77,887
Government of Croatia
  2.88%, 7/31/06 .....................       91,461                   91,346
  2.87%, 7/31/10 .....................      231,818                  230,949
Government of South Africa
  7.38%, 4/25/12 .....................      100,000                   98,875
Republic of Panama
  8.25%, 4/22/08 .....................      100,000                   96,000
  9.63%, 2/8/11 ......................      150,000                  145,500
Republic of Peru
  9.13%, 2/21/12 Section .............      250,000                  226,375
  9.13%, 2/21/12 .....................      250,000                  226,375
Republic of South Africa
  9.13%, 5/19/09 .....................      100,000                  112,250
United Mexican States
  8.50%, 2/1/06 ......................      150,000                  159,750
  8.38%, 1/14/11 .....................      300,000                  311,490
  7.50%, 1/14/12 .....................      590,000                  583,215
                                                                ------------
                                                                   2,792,812
                                                                ------------
INSURANCE (0.4%)
Allstate Corp.
  7.88%, 5/1/05 ......................       20,000                   22,043
  5.38%, 12/1/06 .....................       70,000                   71,834
  7.20%, 12/1/09 .....................       75,000                   82,493
Marsh & McLennan Companies,
  Inc.
  6.25%, 3/15/12 Section .............       45,000                   46,685

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
Metlife, Inc.
  6.13%, 12/1/11 .....................  $    60,000             $     61,247
Prudential Life Insurance Co.
  7.65%, 7/1/07 (ss.) ................      150,000                  164,534
                                                                ------------
                                                                     448,836
                                                                ------------
REAL ESTATE (0.6%)
EOP Operating LP
  6.38%, 2/15/03 .....................      300,000                  306,196
  7.00%, 7/15/11 .....................       50,000                   52,527
  6.75%, 2/15/12 .....................       50,000                   51,742
  7.50%, 4/19/29 .....................       20,000                   19,679
Equity Residential Properties
  Trust
  6.63%, 3/15/12 .....................      175,000                  180,083
Host Marriott LP
  8.38%, 2/15/06 .....................      200,000                  196,000
                                                                ------------
                                                                     806,227
                                                                ------------
U.S. GOVERNMENT (11.0%)
U.S. Treasury Bonds
  10.38%, 11/15/12 ...................    1,075,000                1,381,665
  9.25%, 2/15/16 .....................    1,085,000                1,491,061
  8.13%, 8/15/19 .....................    1,435,000                1,838,077
  8.50%, 2/15/20 .....................    1,175,000                1,557,040
  5.89%, 11/15/21 IO .................    1,745,000                  552,031
  8.00%, 11/15/21 ....................    1,890,000                2,417,423
  5.38%, 2/15/31 .....................      995,000                  974,323
U.S. Treasury Notes (a)
  3.38%, 4/30/04 .....................      590,000                  596,225
  6.75%, 5/15/05 .....................       45,000                   49,113
  4.38%, 5/15/07 .....................       20,000                   20,275
  4.88%, 2/15/12 .....................    2,680,000                2,690,050
                                                                ------------
                                                                  13,567,283
                                                                ------------
U.S. GOVERNMENT AGENCIES (41.9%)
Federal Home Loan Mortgage
  Corp.
  2.45%, 1/16/03 .....................      500,000                  501,215
  7.00%, 3/15/10 .....................    1,055,000                1,180,608
  5.25%, 7/15/11 .....................      458,167                  467,588
  6.00%, 2/1/17 ......................    1,393,470                1,423,082
  6.50%, 3/1/17 ......................      988,006                1,024,128
  5.50%, 6/1/17 ......................      499,951                  501,041
  6.00%, 7/15/17 .....................    3,500,000                3,574,375
  6.00%, 12/15/28 ....................      470,434                  488,402
  6.50%, 4/15/29 .....................      491,146                  480,668
  2.21%, 12/15/29 ....................      478,981                  479,192
  6.50%, 7/15/32 .....................    1,700,000                1,734,527
  7.00%, 7/15/31, TBA ................    1,400,000                1,449,882
Federal National Mortgage
  Association
  5.13%, 2/13/04 .....................      160,000                  166,014
  5.50%, 2/15/06 .....................      325,000                  341,211
  6.00%, 12/25/08 ....................      400,000                  415,500
  6.00%, 9/25/11 .....................      460,000                  475,093
  6.00%, 11/1/16 .....................       61,173                   62,377
  6.00%, 1/1/17 ......................      314,762                  320,956
  5.50%, 2/1/17 ......................      855,852                  856,648
  6.00%, 3/1/17 ......................      850,632                  867,372
  6.00%, 4/1/17 ......................      223,397                  227,793

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                            AMOUNT                 (NOTE 1)
----------------------------------------------------------------------------
  6.00%, 5/1/17 ........................ $ 1,143,751            $  1,166,260
  6.00%, 6/1/17 ........................   2,706,413               2,760,146
  5.50%, 7/25/17 .......................   6,000,000               6,005,643
  6.00%, 7/25/17 .......................     500,000                 509,845
  6.00%, 8/25/17 .......................   2,500,000               2,539,850
  2.39%, 5/25/26 .......................     306,242                 306,242
  6.00%, 11/1/28 .......................     285,938                 286,473
  6.00%, 7/15/31 .......................   2,000,000               1,995,000
  7.00%, 12/1/31 .......................     100,891                 104,485
  6.00%, 4/1/32 ........................     100,010                  99,760
  6.00%, 6/1/32 ........................     500,000                 498,750
  6.00%, 8/25/32, TBA ..................   1,900,000               1,887,750
  6.50%, 7/15/49, TBA ..................   2,000,000               2,038,760
Government National Mortgage
  Association
  6.75%, 7/20/27 .......................      89,669                  92,527
  6.00%, 11/15/28 ......................     148,307                 148,909
  6.00%, 6/15/32 .......................   2,499,950               2,496,825
  6.50%, 6/20/32 .......................     300,000                 270,750
  6.00%, 7/15/32 .......................   5,000,000               4,993,750
  6.50%, 7/15/49, TBA ..................   5,000,000               5,100,000
Student Loan Marketing
  Association
  1.87%, 3/25/07 .......................     450,000                 450,000
  2.02%, 7/25/08 .......................     312,542                 312,736
  1.98%, 4/25/10 .......................     292,608                 292,514
  1.88%, 10/25/10 ......................     409,974                 409,851
                                                                ------------
                                                                  51,804,498
                                                                ------------
  TOTAL FINANCIALS .....................                          93,635,851
                                                                ------------
HEALTH CARE (0.3%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.3%)
Beverly Enterprises, Inc.
  9.00%, 2/15/06 .......................     100,000                 100,125
HCA, Inc.
  3.51%, 9/19/02 .......................     200,000                 200,067
Wellpoint Health Networks
  6.38%, 1/15/12 .......................      30,000                  31,071
                                                                ------------
  TOTAL HEALTH CARE ....................                             331,263
                                                                ------------
INDUSTRIALS (3.9%)
AEROSPACE & DEFENSE (2.1%)
Honeywell International, Inc.
  6.88%, 10/3/05 .......................      30,000                  32,345
  6.13%, 11/1/11 .......................      50,000                  51,153
Lockheed Martin Corp.
  7.25%, 5/15/06 .......................      50,000                  54,327
  8.20%, 12/1/09 .......................      80,000                  92,880
  7.20%, 5/1/36 ........................     170,000                 185,791
Martin Marietta Corp.
  6.50%, 4/15/03 .......................     200,000                 204,899
Northrop Grumman Corp.
  7.13%, 2/15/11 .......................     105,000                 111,831
Raytheon Co.
  6.45%, 8/15/02 .......................     900,000                 903,334
  7.90%, 3/1/03 ........................     700,000                 717,927
  6.15%, 11/1/08 .......................      30,000                  30,489
  6.55%, 3/15/10 .......................      80,000                  81,910
United Technologies Corp.
  7.13%, 11/15/10 ......................      85,000                  93,342
                                                                ------------
                                                                   2,560,228
                                                                ------------

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste North America
  7.38%, 1/1/04 ........................$   100,000             $     97,000
Waste Management, Inc.
  6.63%, 7/15/02 .......................    100,000                  100,106
  7.70%, 10/1/02 .......................    107,500                  108,522
  6.50%, 12/15/02 ......................     85,000                   85,965
WMX Technologies, Inc.
  6.38%, 12/1/03 .......................    165,000                  168,790
                                                                ------------
                                                                     560,383
                                                                ------------
ELECTRICAL EQUIPMENT (0.2%)
Midwest Generation LLC
  8.30%, 7/2/09 ........................    170,000                  169,228
  8.56%, 1/2/16 ........................    100,000                  100,026
                                                                ------------
                                                                     269,254
                                                                ------------
INDUSTRIAL CONGLOMERATES (0.5%)
General Electric Capital Corp.
  5.35%, 3/30/06 .......................    150,000                  153,985
Kinder Morgan, Inc.
  6.65%, 3/1/05 ........................     40,000                   41,963
KN Energy, Inc.
  6.45%, 3/1/03 ........................    270,000                  275,118
Tyco International Group S.A.
  6.38%, 2/15/06 .......................     80,000                   64,772
  6.38%, 10/15/11 ......................    105,000                   80,378
                                                                ------------
                                                                     616,216
                                                                ------------
RAILROADS (0.7%)
Burlington Northern Santa Fe Corp.
  6.38%, 12/15/05 ......................     75,000                   78,817
  5.90%, 7/1/12 ........................     50,000                   49,331
  5.94%, 1/15/22 .......................    160,000                  160,000
Canadian National Railway Co. ..........
  6.90%, 7/15/28 .......................     60,000                   61,317
Norfolk Southern Corp.
  2.62%, 2/28/05 .......................    400,000                  399,909
  7.05%, 5/1/37 ........................     75,000                   79,006
                                                                ------------
                                                                     828,380
                                                                ------------
  TOTAL INDUSTRIALS ....................                           4,834,461
                                                                ------------
INFORMATION TECHNOLOGY (0.0%)
SEMICONDUCTOR EQUIPMENT (0.0%)
Oncor Electric Delivery
  6.38%, 5/1/12 Section ................     20,000                   20,549
                                                                ------------
MATERIALS (0.8%)
CHEMICALS (0.1%)
Dow Chemical Co.
  5.75%, 12/15/08 ......................     35,000                   35,358
Resolution Funding Corp.,
  (Zero Coupon)
  7/15/18 ..............................     75,000                   27,820
  10/15/18 .............................     75,000                   27,335
                                                                ------------
                                                                      90,513
                                                                ------------
PAPER & FOREST PRODUCTS (0.7%)
International Paper Co.
  8.99%, 3/21/03 .......................    500,000                  521,070
Weyerhaeuser Co.
  3.09%, 9/15/03 (ss.) .................    200,000                  200,059

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
  6.13%, 3/15/07 (ss.) ................ $    75,000             $     77,187
  5.95%, 11/1/08 (ss.) ................      35,000                   35,406
  7.13%, 7/15/23 ......................      20,000                   20,096
  7.38%, 3/15/32 (ss.) (i) ............      30,000                   30,450
                                                                ------------
                                                                     884,268
                                                                ------------
  TOTAL MATERIALS .....................                              974,781
                                                                ------------
TELECOMMUNICATION SERVICES (3.9%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.2%)
AT&T Corp.
  8.00%, 11/15/31 (ss.) ...............     120,000                   94,200
British Telecommunications plc
  3.30%, 12/15/03 .....................     400,000                  400,757
CenturyTel, Inc.
  7.75%, 10/15/12 .....................     100,000                  100,793
Citizens Communications Co.
  7.63%, 8/15/08 ......................      50,000                   45,689
  9.00%, 8/15/31 ......................      15,000                   12,535
Deutsche Telekom International
  Finance BV
  8.00%, 6/15/10 ......................     215,000                  214,067
France Telecom S.A.
  3.64%, 3/14/03 ......................     300,000                  300,459
  9.00%, 3/1/31 .......................     200,000                  176,904
Qwest Capital Funding, Inc.
  6.13%, 7/15/02 ......................     100,000                   99,600
  5.88%, 8/3/04 .......................      10,000                    6,400
  7.00%, 8/3/09 .......................     165,000                   91,575
  7.75%, 2/15/31 ......................     200,000                  100,000
Qwest Corp.
  6.38%, 10/15/02 .....................     550,000                  485,006
  7.63%, 6/9/03 .......................     350,000                  322,000
  8.88%, 6/1/31 .......................     100,000                   78,000
Sprint Corp.
  8.13%, 7/15/02 ......................     150,000                  150,025
  9.50%, 4/1/03 .......................     300,000                  313,984
Verizon Communications, Inc.
  6.50%, 9/15/11 ......................      60,000                   58,676
Verizon Global Funding Corp.
  6.13%, 6/15/07 ......................     530,000                  526,905
  7.25%, 12/1/10 ......................      80,000                   79,725
  7.75%, 12/1/30 ......................      60,000                   57,131
Verizon New England, Inc.
  5.88%, 1/17/12 ......................      65,000                   60,720
Verizon Pennsylvania
  5.65%, 11/15/11 .....................      50,000                   45,978
WorldCom, Inc.
  6.40%, 8/15/05 ......................      20,000                    3,000
  7.38%, 1/15/06 (ss.) ................       1,000                      160
  8.00%, 5/15/06 ......................      20,000                    3,000
  8.25%, 5/15/10 ......................      60,000                    9,000
  7.38%, 1/15/11 (ss.) ................     300,000                   58,500
  7.50%, 5/15/11 ......................      60,000                    9,000
  8.25%, 5/15/31 ......................      50,000                    7,500
                                                                ------------
                                                                   3,911,289
                                                                ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.7%)
AT&T Wireless Services, Inc.
  8.13%, 5/1/12 .......................     300,000                  244,631

============================================================================
                                          PRINCIPAL                  VALUE
                                           AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
Verizon Wireless, Inc.
  2.29%, 12/17/03 (ss.) (i) ........... $   500,000             $    491,879
Vodafone Group plc
  7.75%, 2/15/10 ......................     125,000                  132,908
                                                                ------------
                                                                     869,418
                                                                ------------
  TOTAL TELECOMMUNICATION
     SERVICES .........................                            4,780,707
                                                                ------------
UTILITIES (3.3%)
ELECTRIC UTILITIES (2.3%)
Dominion Resources, Inc.
  2.65%, 9/16/02 ......................     100,000                  100,053
  7.63%, 7/15/05 ......................      20,000                   21,685
DTE Energy Co.
  6.00%, 6/1/04 .......................      40,000                   41,332
  6.45%, 6/1/06 .......................      70,000                   72,931
  7.05%, 6/1/11 .......................      80,000                   84,126
Exelon Corp.
  6.75%, 5/1/11 .......................      35,000                   36,280
FirstEnergy Corp.
  7.38%, 11/15/31 .....................     125,000                  117,328
Illinois Power Co.
  6.25%, 7/15/02 ......................     250,000                  249,776
Indiana Michigan Power Co.
  2.53%, 9/3/02 .......................     200,000                  200,075
Ipalco Enterprises, Inc.
  7.38%, 11/14/08 Section .............     190,000                  177,785
Niagara Mohawk Power Corp.
  5.88%, 9/1/02 .......................     300,000                  301,324
  7.25%, 10/1/02 ......................     151,220                  152,905
  7.38%, 7/1/03 .......................     211,707                  220,936
Progress Energy, Inc.
  6.75%, 3/1/06 .......................     235,000                  246,900
PSEG Energy Holdings, Inc.
  6.13%, 8/1/02 .......................     200,000                  200,563
  8.50%, 6/15/11 ......................     100,000                   93,342
PSEG Power
  6.95%, 6/1/12 (ss.) (i) .............   300,000                  301,572
Toledo Edison Co.
  8.70%, 9/1/02 .......................     100,000                  100,725
TXU Utilities Electric
  Holdings Co.
  6.47%, 11/13/02 .....................     100,000                  101,196
                                                                ------------
                                                                   2,820,834
                                                                ------------
MULTI-UTILITIES (1.0%)
Dynegy Holdings, Inc.
  6.88%, 7/15/02 ......................     190,000                  188,891
  6.88%, 4/1/11 .......................     100,000                   69,000
  8.75%, 2/15/12 ......................     400,000                  298,000
Williams Cos., Inc.
  6.20%, 8/1/02 .......................     150,000                  149,393
  6.50%, 11/15/02 .....................     300,000                  288,471
  7.75%, 6/15/31 ......................     100,000                   73,295
  8.75%, 3/15/32 (ss.) (i) ............     200,000                  161,882
                                                                ------------
                                                                   1,228,932
                                                                ------------
  TOTAL UTILITIES .....................                            4,049,766
                                                                ------------
TOTAL LONG-TERM DEBT
  SECURITIES (98.9%)
  (Cost $123,027,576)..................                          122,366,607
                                                                ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2002 (Unaudited)

============================================================================
                                          PRINCIPAL                 VALUE
                                            AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.3%)
AT&T Corp.
  3.61%, 4/18/03 (ss.) ................ $     400,000            $   392,000
COMMERCIAL PAPER (9.8%)
Abbey National plc
  1.95%, 7/3/02 .......................       800,000                799,872
  1.98%, 7/2/02 .......................       600,000                599,935
Caisse Des Depot
  1.83%, 8/8/02 (ss.) (i) .............     1,300,000              1,297,463
CBA Finance, Inc.
  1.74%, 9/9/02 .......................     1,300,000              1,295,606
Federal Home Loan Mortgage
  Corp.
  1.77%, 7/24/02 ......................     1,700,000              1,698,017
Federal National Mortgage
  Association
  1.77%, 8/21/02 ......................       500,000                498,833
Fonterra Cooperative Group Ltd.
  1.82%, 8/20/02 (ss.) (i) ............     2,500,000              2,493,627
National Australia Funding
  1.86%, 8/8/02 .......................       800,000                798,414
Svenska Handelsbanken
  1.86%, 8/16/02 ......................       900,000                897,839
UBS Finance (Del) LLC
  1.72%, 8/13/02 ......................       600,000                598,754
  1.80%, 7/30/02 ......................       300,000                299,557
  1.86%, 8/12/02 ......................       800,000                798,251
                                                                 -----------
                                                                  12,076,168
                                                                 -----------
TIME DEPOSITS (2.9%)
JPMorgan Chase Nassau,
  1.31%, 7/1/02 .......................     3,596,754              3,596,754
                                                                 -----------
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill
  1.62%, 8/15/02 ......................       365,000                364,253
                                                                 -----------
U.S. GOVERNMENT AGENCIES (15.1%)
Federal Home Loan Mortgage
  Corp. (Discount Note)
  9/12/02 .............................     1,100,000              1,096,183
Student Loan Marketing
  Association (Discount Note)
  7/1/02 ..............................    17,600,000             17,599,086
                                                                 -----------
                                                                  18,695,269
                                                                 -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (28.4%)
  (Amortized Cost $35,124,444).........                           35,124,444
                                                                 -----------
TOTAL INVESTMENTS BEFORE
  OPTIONS (127.4%)
  (Cost/Amortized Cost
  $158,152,020)........................                          157,491,051
                                                                 -----------
                                          NUMBER OF
                                        CONTRACTS (b)
                                        -------------
PUT OPTIONS PURCHASED*:
EuroDollar
  December @ 95.00 ....................             8                    100
  December @ 95.00 ....................           119                    744

============================================================================
                                            NUMBER OF              VALUE
                                          CONTRACTS (B)          (NOTE 1)
----------------------------------------------------------------------------
Government National Mortgage
  Association
  July @ 90.00 .................                   20           $        100
                                                                ------------
TOTAL PUT OPTIONS PURCHASED
  (Cost: $2,298)................                                         944
                                                                ------------
TOTAL INVESTMENTS BEFORE
  OPTIONS WRITTEN (127.4%)
  (Cost/Amortized Cost
  $158,154,318).................                                $157,491,995
                                                                ------------
CALL OPTIONS WRITTEN*(c):
U.S. Treasury Notes
  August @ 110.00 ..............                   20                 (7,500)
  August @ 109.00 ..............                   20                (12,188)
  August @ 108.00 ..............                   22                (20,625)
  August @ 107.00 ..............                    5                 (7,031)
                                                                ------------
(Cost -$28,362).................                                     (47,344)
                                                                ------------
PUT OPTIONS WRITTEN:
Eurodollar
  March @ 96.00 ................                   74                (34,800)
  December @ 96.00 .............                   45                 (1,688)
U.S. Treasury Notes
  August @ 100.00 ..............                   15                   (469)
                                                                ------------
(Cost -$81,966).................                                     (36,957)
                                                                ------------
TOTAL OPTIONS WRITTEN (0.0%)
  (Cost -$110,328) .............                                     (84,301)
                                                                ------------
TOTAL INVESTMENTS AFTER
  OPTIONS (127.3%)
  (Cost/Amortized Cost
  $158,043,990).................                                 157,407,694
OTHER ASSETS AND
  LIABILITIES (-27.3%) .........                                 (33,690,223)
                                                                ------------
NET ASSETS (100%) ..............                                $123,717,471
                                                                ============

---------------------
*     Non-income producing

(ss.) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2002, these securities amounted to $9,433,254 or 7.62% of net assets.

+ Securities (totaling $786,126 or 0.64% of net assets) valued at fair value.

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.

(i)   Illiquid security.

      Glossary:
      ADR--American Depositary Receipt
      TBA--Security is subject to delayed delivery.
      IO--Interest Only.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2002 (Unaudited)

================================================================================
At June 30, 2002 the Portfolio had the following futures contracts open:
(Note 1)

                                       NUMBER OF      EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
PURCHASES                              CONTRACTS         DATE            VALUE          6/30/02       APPRECIATION
-----------------------------------   -----------   --------------   -------------   -------------   -------------
Eurodollar ........................       25           March-02       $ 6,069,688     $ 6,077,813       $  8,125
Treasury Bonds ....................       43         September-02       4,380,332       4,419,594         39,262
10 Year Treasury Notes ............       33         September-02       3,528,734       3,538,734         10,000
European Bundesobligation .........       55         September-02       5,747,995       5,760,943         12,948
Eurodollar ........................       60          December-02      14,505,513      14,659,500        153,987
                                                                                                        --------
                                                                                                        $224,322
                                                                                                        ========

                                    NUMBER OF      EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
SALES                               CONTRACTS         DATE            VALUE          6/30/02       DEPRECIATION
--------------------------------   -----------   --------------   -------------   -------------   -------------
5 Year Treasury Notes ..........       44         September-02     $4,682,844      $4,726,563      $  (43,719)
10 Year Treasury Notes .........       12         September-02      1,276,645       1,286,812         (10,167)
                                                                                                   ----------
                                                                                                   $  (53,886)
                                                                                                   ==========

Options written for the period ended June 30, 2002, were as follows:

                                                                   TOTAL          TOTAL
                                                                 NUMBER OF      PREMIUMS
                                                                 CONTRACTS      RECEIVED
                                                                -----------   ------------
Options outstanding--January 1, 2002 ........................         --       $      --
Options written .............................................        394         171,727
Options terminated in closing purchase transactions .........        (54)        (21,940)
Options expired .............................................       (139)        (39,460)
                                                                    ----       ---------
Options outstanding--June 30, 2002 ..........................        201       $ 110,327
                                                                    ====       =========

Investment security transactions for the six months ended June 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .............................    $273,357,440
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .............................     163,434,133

As of June 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ....................................     $    923,248
Aggregate gross unrealized depreciation ....................................       (1,585,571)
                                                                                 ------------
Net unrealized depreciation ................................................     $   (662,323)
                                                                                 ============
Federal income tax cost of investments .....................................     $158,154,318
                                                                                 ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $44,248,815) (Note 1)............    $ 38,313,675
   Receivable for securities sold .............................          65,680
   Dividends, interest and other receivables ..................          18,645
   Other assets ...............................................           2,476
                                                                   -------------
   Total assets ...............................................      38,400,476
                                                                   -------------
 LIABILITIES
   Overdraft payable ..........................................         166,793
   Payable for securities purchased ...........................         360,523
   Deferred organizational costs (Note 1) .....................          17,906
   Administrative fees payable ................................          15,128
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           7,011
   Investment management/advisory fees payable ................           3,501
   Trustees' fees payable .....................................           1,514
   Accrued expenses (Note 1) ..................................          42,966
                                                                   -------------
   Total liabilities ..........................................         626,450
                                                                   -------------
 NET ASSETS ...................................................    $ 37,774,026
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 44,436,508
   Accumulated undistributed net investment loss ..............         (58,698)
   Accumulated undistributed net realized loss ................        (668,644)
   Unrealized depreciation on investments .....................      (5,935,140)
                                                                   -------------
   Net assets, June 30, 2002 ..................................    $ 37,774,026
                                                                   =============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,738,813 / 227,454 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............            7.64
                                                                   =============
 CLASS B
   Net asset value, offering and redemption price per share
    $36,035,213 / 4,718,927 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       7.64
                                                                   =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ..................................................    $     64,447
   Interest ...................................................          11,364
                                                                   ------------
    Total income ..............................................          75,811
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................          93,672
   Administrative fees ........................................          86,365
   Printing and mailing expenses ..............................          28,355
   Professional fees ..........................................          27,497
   Distribution fees--Class B .................................          24,598
   Custodian fees .............................................          11,108
   Trustees' fees .............................................           5,177
   Miscellaneous ..............................................           1,664
                                                                   ------------
    Gross expenses ............................................         278,436
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) ........         (93,672)
       Reimbursement from investment manager ..................         (45,964)
       Fees paid indirectly (Note 1) ..........................          (4,291)
                                                                   ------------
   Net expenses ...............................................         134,509
                                                                   ------------
 NET INVESTMENT LOSS ..........................................         (58,698)
                                                                   ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ................................        (668,644)
   Net change in unrealized depreciation on securities ........      (5,935,140)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS .............................      (6,603,784)
                                                                   ------------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................    $ (6,662,482)
                                                                   ============

                                                                            SIX MONTHS ENDED
                                                                             JUNE 30, 2002
                                                                              (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                         -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................   $    (58,698)
 Net realized loss on investments ........................................       (668,644)
 Net change in unrealized depreciation on investments ....................     (5,935,140)
                                                                             ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................     (6,662,482)
                                                                             ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [236,708 shares] ....................................      2,128,694
 Capital shares repurchased [(20,922) shares] ............................       (173,625)
                                                                             ------------
 Total Class A transactions ..............................................      1,955,069
                                                                             ------------
 CLASS B
 Capital shares sold [5,051,524 shares] ..................................     45,112,105
 Capital shares repurchased [(344,265) shares] ...........................     (2,864,018)
                                                                             ------------
 Total Class B transactions ..............................................     42,248,087
                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...     44,203,156
                                                                             ------------
TOTAL INCREASE IN NET ASSETS .............................................     37,540,674
NET ASSETS:
 Beginning of period .....................................................        233,352
                                                                             ------------
 End of period (a) .......................................................   $ 37,774,026
                                                                             ============
----------
 (a) Includes accumulated undistributed net investment loss of ...........   $    (58,698)
                                                                             ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $30,613,017) (Note 1)............    $ 27,792,194
   Cash .......................................................          64,325
   Receivable for securities sold .............................         181,967
   Dividends, interest and other receivables ..................          24,723
   Receivable from investment manager .........................           1,590
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      28,067,275
                                                                   ------------
 LIABILITIES
   Payable for securities purchased ...........................         444,751
   Deferred organizational costs (Note 1) .....................          18,169
   Administrative fees payable ................................          15,844
   Payable to custodian .......................................          11,109
   Distribution fees payable ..................................           5,039
   Accrued expenses (Note 1) ..................................          38,192
                                                                   ------------
    Total liabilities .........................................         533,104
                                                                   ------------
 NET ASSETS                                                        $ 27,534,171
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 30,829,919
   Accumulated undistributed net investment income ............           9,464
   Accumulated undistributed net realized loss ................        (484,389)
   Unrealized depreciation on investments .....................      (2,820,823)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 27,534,171
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,824,045/212,312 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       8.59
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $25,710,126/2,995,659 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       8.58
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ..................................................   $      99,290
   Interest ...................................................          16,012
                                                                  -------------
   Total income ...............................................         115,302
                                                                  -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Administrative fees ........................................          83,059
   Investment management fees .................................          73,838
   Professional fees ..........................................          24,928
   Printing and mailing expenses ..............................          24,033
   Distribution fees--Class B .................................          19,006
   Custodian fees .............................................          11,109
   Trustees' fees .............................................           4,423
   Miscellaneous ..............................................           1,605
                                                                  -------------
    Gross expenses ............................................         242,001
                                                                  -------------
   Less: Waiver of investment management fees (Note 6) ........         (73,838)
     Reimbursement from investment manager ....................         (59,029)
     Fees paid indirectly (Note 1) ............................          (3,296)
                                                                  -------------
    Net expenses ..............................................         105,838
                                                                  -------------
 NET INVESTMENT INCOME ........................................           9,464
                                                                  -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ................................        (484,389)
   Net change in unrealized depreciation on securities ........      (2,820,823)
                                                                  -------------
 NET REALIZED AND UNREALIZED LOSS .............................      (3,305,212)
                                                                  -------------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................   $  (3,295,748)
                                                                  =============


STATEMENT OF CHANGES IN NET ASSETS
                                                                               SIX MONTHS ENDED
                                                                                JUNE 30, 2002
                                                                                 (UNAUDITED)
                                                                              -----------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................................................   $      9,464
  Net realized loss on investments ..........................................       (484,389)
  Net change in unrealized depreciation on investments ......................     (2,820,823)
                                                                                ------------
  NET DECREASE IN NET ASSETS FROM OPERATIONS ................................     (3,295,748)
                                                                                ------------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
  CLASS A
  Capital shares sold [201,166 shares] ......................................      1,924,314
  Capital shares repurchased [(522) shares] .................................         (4,566)
                                                                                ------------
  Total Class A transactions ................................................      1,919,748
                                                                                ------------
  CLASS B
  Capital shares sold [3,091,618 shares] ....................................     29,649,941
  Capital shares repurchased [(107,627) shares] .............................       (973,122)
                                                                                ------------
  Total Class B transactions ................................................     28,676,819
                                                                                ------------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .....     30,596,567
                                                                                ------------
 TOTAL INCREASE IN NET ASSETS ...............................................     27,300,819
 NET ASSETS:
  Beginning of period .......................................................        233,352
                                                                                ------------
  End of period (a) .........................................................   $ 27,534,171
                                                                                ============
  ---------
  (a) Includes accumulated undistributed net investment income of ...........   $      9,464
                                                                                ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $51,584,676) (Note 1)............    $ 48,400,339
   Receivable for securities sold .............................         320,096
   Dividends, interest and other receivables ..................          64,832
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      48,787,743
                                                                   ------------
 LIABILITIES
   Overdraft payable (Foreign Cash $7,978).....................         562,343
   Payable for securities purchased ...........................         994,105
   Deferred organizational costs (Note 1) .....................          18,162
   Administrative fees payable ................................          15,262
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           8,725
   Investment management/advisory fees payable ................           7,551
   Trustees' fees payable .....................................           1,782
   Accrued expenses (Note 1) ..................................          47,649
                                                                   ------------
    Total liabilities .........................................       1,666,687
                                                                   ------------
 NET ASSETS ...................................................    $ 47,121,056
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 50,524,291
   Accumulated undistributed net investment income ............          77,164
   Accumulated undistributed net realized loss ................        (296,064)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (3,184,335)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 47,121,056
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,048,831/223,156 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       9.18
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $45,072,225/4,915,028 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       9.17
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $1,464 foreign withholding tax) ..........    $    218,605
   Interest ...................................................          16,320
                                                                   ------------
    Total income ..............................................         234,925
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         110,545
   Administrative fees ........................................          89,177
   Printing and mailing expenses ..............................          31,106
   Professional fees ..........................................          29,442
   Distribution fees--Class B .................................          29,106
   Custodian fees .............................................          11,108
   Trustees' fees .............................................           5,754
   Miscellaneous ..............................................           1,706
                                                                   ------------
    Gross expenses ............................................         307,944
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) ........        (110,545)
        Reimbursement from investment manager .................         (33,389)
        Fees paid indirectly (Note 1) .........................          (6,249)
                                                                   ------------
    Net expenses ..............................................         157,761
                                                                   ------------
 NET INVESTMENT INCOME ........................................          77,164
                                                                   ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .................................................        (295,899)
   Foreign currency transactions ..............................            (165)
                                                                   ------------
    Net realized loss .........................................        (296,064)
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities .................................................      (3,184,337)
   Foreign currency transalations .............................               2
                                                                   ------------
    Net change in unrealized depreciation on securities .......      (3,184,335)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS .............................      (3,480,399)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................    $ (3,403,235)
                                                                   ============

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
                                                                                      (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                 -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................................   $     77,164
 Net realized loss on investments and foreign currency transactions ..............       (296,064)
 Net change in unrealized depreciation on investments and foreign currencies .....     (3,184,335)
                                                                                     ------------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................     (3,403,235)
                                                                                     ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [244,501 shares] ............................................      2,411,319
 Capital shares repurchased [(33,013) shares] ....................................       (320,312)
                                                                                     ------------
 Total Class A transactions ......................................................      2,091,007
                                                                                     ------------
 CLASS B
 Capital shares sold [5,039,455 shares] ..........................................     49,519,676
 Capital shares repurchased [(136,095) shares] ...................................     (1,319,744)
                                                                                     ------------
 Total Class B transactions ......................................................     48,199,932
                                                                                     ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........     50,290,939
                                                                                     ------------
TOTAL INCREASE IN NET ASSETS                                                           46,887,704
NET ASSETS:
 Beginning of period .............................................................        233,352
                                                                                     ------------
 End of period (a) ...............................................................   $ 47,121,056
                                                                                     ============
----------
 (a) Includes accumulated undistributed net investment income of .................   $     77,164
                                                                                     ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $48,894,006) (Note 1)............    $ 43,884,239
   Receivable for securities sold .............................         452,485
   Dividends, interest and other receivables ..................          14,597
   Receivable for Trust shares sold ...........................             256
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      44,354,053
                                                                   ------------
 LIABILITIES
   Overdraft payable ..........................................       1,028,633
   Payable for securities purchased ...........................       1,400,655
   Deferred organizational costs (Note 1) .....................          18,175
   Administrative fees payable ................................          16,357
   Investment management/advisory fees payable ................          13,197
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           7,725
   Trustees' fees payable .....................................           1,531
   Accrued expenses (Note 1) ..................................          44,014
                                                                   ------------
    Total liabilities .........................................       2,541,395
                                                                   ------------
 NET ASSETS ...................................................    $ 41,812,658
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 49,860,638
   Accumulated undistributed net investment loss ..............        (128,577)
   Accumulated undistributed net realized loss ................      (2,909,821)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (5,009,582)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 41,812,658
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,193,258/291,623 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       7.52
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $39,619,400/5,274,511 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       7.51
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $10 foreign withholding tax)..............   $      22,519
   Interest ...................................................          20,865
                                                                  -------------
    Total income ..............................................          43,384
                                                                  -------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         120,381
   Administrative fees ........................................          87,208
   Printing and mailing expenses ..............................          28,636
   Professional fees ..........................................          27,816
   Distribution fees--Class B .................................          25,823
   Custodian fees .............................................          11,109
   Trustees' fees .............................................           5,277
   Miscellaneous ..............................................           1,666
                                                                  -------------
    Gross expenses ............................................         307,916
                                                                  -------------
   Less: Waiver of investment management fees (Note 6) ........        (120,381)
    Reimbursement from investment manager .....................         (14,081)
    Fees paid indirectly (Note 1) .............................          (1,493)
                                                                  -------------
    Net expenses ..............................................         171,961
                                                                  -------------
 NET INVESTMENT LOSS ..........................................        (128,577)
                                                                  -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
    Realized loss on:
    Securities ................................................      (2,906,851)
    Foreign currency transactions .............................          (2,970)
                                                                  -------------
    Net realized loss .........................................      (2,909,821)
                                                                  -------------
    Change in unrealized appreciation (depreciation) on:
    Securities ................................................      (5,009,767)
    Foreign currency translations .............................             185
                                                                  -------------
    Net change in unrealized depreciation on securities .......      (5,009,582)
                                                                  -------------
 NET REALIZED AND UNREALIZED LOSS .............................      (7,919,403)
                                                                  -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................   $  (8,047,980)
                                                                  =============

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
                                                                                      (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                 -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .............................................................   $   (128,577)
 Net realized loss on investments and foreign currency transactions ..............     (2,909,821)
 Net change in unrealized depreciation on investments and foreign currencies .....     (5,009,582)
                                                                                     ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................     (8,047,980)
                                                                                     ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [289,151 shares] ............................................      2,584,324
 Capital shares repurchased [(9,196) shares] .....................................        (71,565)
                                                                                     ------------
 Total Class A transactions ......................................................      2,512,759
                                                                                     ------------
 CLASS B
 Capital shares sold [5,667,630 shares] ..........................................     50,741,656
 Capital shares repurchased [(404,787) shares] ...................................     (3,627,129)
                                                                                     ------------
 Total Class B transactions ......................................................     47,114,527
                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ............     49,627,286
                                                                                     ------------
TOTAL INCREASE IN NET ASSETS .....................................................     41,579,306
NET ASSETS:
 Beginning of period .............................................................        233,352
                                                                                     ------------
 End of period (a) ...............................................................   $ 41,812,658
                                                                                     ============
----------
 (a) Includes accumulated undistributed net investment loss of ...................   $   (128,577)
                                                                                     ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $58,833,605) (Note 1)............    $ 53,227,185
   Cash .......................................................         224,746
   Receivable for securities sold .............................         203,040
   Dividends, interest and other receivables ..................          42,016
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      53,699,463
                                                                   ------------
 LIABILITIES
   Payable for securities purchased ...........................         878,086
   Investment management/advisory fees payable ................          38,093
   Deferred organizational costs (Note 1) .....................          18,181
   Administrative fees payable ................................          16,046
   Payable to custodian .......................................          11,108
   Distribution fees payable ..................................           9,786
   Trustees' fees payable .....................................           1,944
   Payable for Trust shares reedemed ..........................             256
   Accrued expenses (Note 1) ..................................          50,462
                                                                   ------------
    Total liabilities .........................................       1,023,962
                                                                   ------------
 NET ASSETS ...................................................    $ 52,675,501
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 58,966,245
   Accumulated undistributed net investment loss ..............         (34,203)
   Accumulated undistributed net realized loss ................        (650,121)
   Unrealized depreciation on investments .....................      (5,606,420)
                                                                   ------------
   Net assets, June 30, 2002 ..................................    $ 52,675,501
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,612,564/300,224 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       8.70
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $50,062,937/5,760,516 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       8.69
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $289 foreign withholding tax)..........       $    151,892
   Interest ................................................             15,932
                                                                   ------------
    Total income ...........................................            167,824
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees ..............................            147,626
   Administrative fees .....................................             90,884
   Printing and mailing expenses ...........................             32,931
   Distribution fees--Class B ..............................             31,737
   Professional fees .......................................             30,527
   Custodian fees ..........................................             11,108
   Trustees' fees ..........................................              6,082
   Miscellaneous ...........................................              1,724
                                                                   ------------
    Gross expenses .........................................            352,619
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) .....           (140,053)
      Fees paid indirectly (Note 1) ........................            (10,539)
                                                                   ------------
    Net expenses ...........................................            202,027
                                                                   ------------
 NET INVESTMENT LOSS .......................................            (34,203)
                                                                   ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities .............................           (650,121)
   Net change in unrealized depreciation on securities .....         (5,606,420)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS ..........................         (6,256,541)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................       $ (6,290,744)
                                                                   ============

                                                                            SIX MONTHS ENDED
                                                                             JUNE 30, 2002
                                                                              (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                         -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................   $    (34,203)
 Net realized loss on investments ........................................       (650,121)
 Net change in unrealized depreciation on investments ....................     (5,606,420)
                                                                             ------------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ..............................     (6,290,744)
                                                                             ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [298,347 shares] ....................................      2,918,486
 Capital shares repurchased [(9,791) shares] .............................        (87,613)
                                                                             ------------
 Total Class A transactions ..............................................      2,830,873
                                                                             ------------
 CLASS B
 Capital shares sold [5,971,313 shares] ..................................     57,976,814
 Capital shares repurchased [(222,465) shares] ...........................     (2,074,794)
                                                                             ------------
 Total Class B transactions ..............................................     55,902,020
                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...     58,732,893
                                                                             ------------
TOTAL INCREASE IN NET ASSETS .............................................     52,442,149
NET ASSETS:
 Beginning of period .....................................................        233,352
                                                                             ------------
 End of period (a) .......................................................   $ 52,675,501
                                                                             ============
 ----------
 (a) Includes accumulated undistributed net investment loss of ...........   $    (34,203)
                                                                             ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $27,602,508) (Note 1)...............     $ 27,039,118
   Cash (Foreign Cash $27,758)....................................        1,259,557
   Receivable for securities sold ................................          399,664
   Variation margin receivable for futures contracts (Note 1).....           81,721
   Dividends, interest and other receivables .....................           52,331
   Unrealized appreciation of forward foreign currency
    contracts ....................................................               64
   Other assets ..................................................            3,229
                                                                       ------------
    Total assets .................................................       28,835,684
                                                                       ------------
 LIABILITIES
   Payable for securities purchased ..............................        1,366,046
   Deferred organizational costs (Note 1) ........................           18,306
   Payable to custodian ..........................................           18,213
   Administrative fees payable ...................................           17,425
   Unrealized depreciation of forward foreign currency
    contracts ....................................................           14,669
   Investment management/advisory fees payable ...................            5,682
   Distribution fees payable .....................................            4,711
   Trustees' fees payable ........................................              964
   Accrued expenses (Note 1) .....................................           33,241
                                                                       ------------
    Total liabilities ............................................        1,479,257
                                                                       ------------
 NET ASSETS ......................................................     $ 27,356,427
                                                                       ============
   Net assets were comprised of:
   Paid in capital ...............................................     $ 28,072,369
   Accumulated undistributed net investment income ...............           94,223
   Accumulated undistributed net realized loss ...................         (226,174)
   Unrealized depreciation on investments and foreign
    currencies ...................................................         (583,991)
                                                                       ------------
    Net assets, June 30, 2002 ....................................     $ 27,356,427
                                                                       ============
 CLASS A
   Net asset value, offering and redemption price per share
    $2,114,260/221,711 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)........................     $       9.54
                                                                       ============
 CLASS B
   Net asset value, offering and redemption price per share
    $25,242,167/2,650,425 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1).................     $       9.52
                                                                       ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $26,106 foreign withholding tax).............      $   214,022
   Interest ......................................................           11,974
                                                                        -----------
    Total income .................................................          225,996
                                                                        -----------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Administrative fees ...........................................           81,888
   Investment management fees ....................................           77,944
   Professional fees .............................................           23,709
   Printing and mailing expenses .................................           21,862
   Custodian fees ................................................           18,213
   Trustees' fees ................................................            4,061
   Distribution fees--Class B ....................................           16,971
   Miscellaneous .................................................            1,845
                                                                        -----------
    Gross expenses ...............................................          246,493
                                                                        -----------
   Less: Waiver of investment management fees (Note 6) ...........          (77,944)
      Reimbursement from investment manager ......................          (36,419)
      Fees paid indirectly (Note 1) ..............................             (357)
                                                                        -----------
    Net expenses .................................................          131,773
                                                                        -----------
 NET INVESTMENT INCOME ...........................................           94,223
                                                                        -----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
    Securities ...................................................          (90,584)
    Future contracts .............................................          (55,486)
    Foreign currency transactions ................................          (80,104)
                                                                        -----------
   Net realized loss .............................................         (226,174)
                                                                        -----------
   Change in unrealized depreciation on:
    Securities ...................................................         (563,390)
    Future contracts .............................................           (6,951)
    Foreign currency translations ................................          (13,650)
                                                                        -----------
   Net change in unrealized depreciation .........................         (583,991)
                                                                        -----------
 NET REALIZED AND UNREALIZED LOSS ................................         (810,165)
                                                                        -----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ......................................................      $  (715,942)
                                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 2002
                                                                                      (UNAUDITED)
                                                                                     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................................   $    94,223
 Net realized loss on investments and foreign currency transactions ..............      (226,174)
 Net change in unrealized depreciation on investments and foreign currencies .....      (583,991)
                                                                                     -----------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................      (715,942)
                                                                                     -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [494,008 shares] ............................................     4,883,578
 Capital shares repurchased [(283,965) shares] ...................................    (2,785,828)
                                                                                     -----------
 Total Class A transactions ......................................................     2,097,750
                                                                                     -----------
 CLASS B
 Capital shares sold [3,770,248 shares] ..........................................    36,721,558
 Capital shares repurchased [(1,131,491) shares] .................................   (10,980,291)
                                                                                     -----------
 Total Class B transactions ......................................................    25,741,267
                                                                                     -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........    27,839,017
                                                                                     -----------
TOTAL INCREASE IN NET ASSETS .....................................................    27,123,075
NET ASSETS:
 Beginning of period .............................................................       233,352
                                                                                     -----------
 End of period (a) ...............................................................   $27,356,427
                                                                                     ===========
----------
 (a) Includes accumulated undistributed net investment income of .................   $    94,223
                                                                                     -----------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $13,237,773) (Note 1)............    $ 10,794,720
   Receivable for securities sold .............................         130,281
   Receivable from investment manager .........................           4,914
   Dividends, interest and other receivables ..................           2,315
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      10,934,706
                                                                   ------------
 LIABILITIES
   Overdraft payable ..........................................         194,401
   Payable for securities purchased ...........................         136,500
   Option written at value (Premiums received $23,315)
    (Note 1) ..................................................          21,670
   Deferred organizational costs (Note 1) .....................          18,267
   Administrative fees payable ................................          17,745
   Payable to custodian .......................................          11,070
   Distribution fees payable ..................................           2,010
   Trustees' fees payable .....................................             335
   Accrued expenses (Note 1) ..................................          26,150
                                                                   ------------
    Total liabilities .........................................         428,148
                                                                   ------------
 NET ASSETS ...................................................    $ 10,506,558
                                                                   ============

   Net assets were comprised of:
   Paid in capital ............................................    $ 14,392,958
   Accumulated unrdistributed net investment loss .............         (66,962)
   Accumulated undistributed net realized loss ................      (1,378,079)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (2,441,359)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 10,506,558
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,167,618/172,326 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $       6.78
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $9,338,940/1,379,964 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $       6.77
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $21 foreign withholding tax)..............     $      4,725
   Interest ...................................................            6,657
                                                                    ------------
    Total income ..............................................           11,382
                                                                    ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Administrative fees ........................................           77,261
   Investment management fees .................................           51,941
   Professional fees ..........................................           20,140
   Printing and mailing expenses ..............................           16,516
   Custodian fees .............................................           11,070
   Distribution fees--Class B .................................            9,580
   Trustees' fees .............................................            3,013
   Miscellaneous ..............................................            1,496
                                                                    ------------
    Gross expenses ............................................          191,017
                                                                    ------------
   Less: Waiver of investment management fees (Note 6) ........          (51,941)
      Reimbursement from investment manager ...................          (60,244)
      Fees paid indirectly (Note 1) ...........................             (488)
                                                                    ------------
    Net expenses ..............................................           78,344
                                                                    ------------
 NET INVESTMENT LOSS ..........................................          (66,962)
                                                                    ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
    Securities ................................................       (1,369,969)
    Foreign currency transactions .............................           (8,110)
                                                                    ------------
   Net realized loss ..........................................       (1,378,079)
                                                                    ------------
   Change in unrealized appreciation (depreciation) on:
    Securities ................................................       (2,443,053)
    Options written ...........................................            1,645
    Foreign currency translations .............................               49
                                                                    ------------
   Net change in unrealized depreciation ......................       (2,441,359)
                                                                    ------------
 NET REALIZED AND UNREALIZED LOSS .............................       (3,819,438)
                                                                    ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................     $ (3,886,400)
                                                                    ============


                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2002
                                                                                    (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                               -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss ...........................................................   $    (66,962)
 Net realized loss on investments and foreign currencies .......................     (1,378,079)
 Net change in unrealized depreciation on investments and foreign currencies ...     (2,441,359)
                                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................     (3,886,400)
                                                                                   ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [188,285 shares] ..........................................      1,686,520
 Capital shares repurchased [(27,627) shares] ..................................       (202,869)
                                                                                   ------------
 Total Class A transactions ....................................................      1,483,651
                                                                                   ------------
 CLASS B
 Capital shares sold [1,963,697 shares] ........................................     17,452,089
 Capital shares repurchased [(595,401) shares] .................................     (4,776,134)
                                                                                   ------------
 Total Class B transactions ....................................................     12,675,955
                                                                                   ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .........     14,159,606
                                                                                   ------------
TOTAL INCREASE IN NET ASSETS ...................................................     10,273,206
NET ASSETS:
 Beginning of period ...........................................................        233,352
                                                                                   ------------
 End of period (a) .............................................................   $ 10,506,558
                                                                                   ============
----------
 (a) Includes accumulated undistributed net investment loss of .................   $    (66,962)
                                                                                   ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $31,807,924) (Note 1) ...........    $ 28,722,472
   Cash (foreign currency $3,313) .............................         435,565
   Receivable for securities sold .............................          70,885
   Dividends, interest and other receivables ..................           5,191
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................      29,236,589
                                                                   ------------
 LIABILITIES
   Payable for securities purchased ...........................         493,547
   Deferred organizational costs (Note 1) .....................          18,046
   Administrative fees payable ................................          15,666
   Payable to custodian .......................................          11,089
   Investment management/advisory fees payable ................          10,414
   Distribution fees payable ..................................           5,285
   Trustees' fees payable .....................................           1,183
   Accrued expenses (Note 1) ..................................          37,468
                                                                   ------------
    Total liabilities .........................................         592,698
                                                                   ------------
 NET ASSETS ...................................................    $ 28,643,891
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $ 32,128,414
   Accumulated undistributed net investment loss ..............         (87,193)
   Accumulated undistributed net realized loss ................        (312,078)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (3,085,252)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $ 28,643,891
                                                                   ============
 CLASS A
   Net asset value, offering and redemption price per share
    $1,798,431/210,159 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1) ....................    $       8.56
                                                                   ============
 CLASS B
   Net asset value, offering and redemption price per share
    $26,845,460/3,140,565 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1) .............    $       8.55
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $3,043 foreign withholding tax)...........    $     54,567
   Interest ...................................................          11,392
                                                                   ------------
    Total income ..............................................          65,959
                                                                   ------------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         101,692
   Administrative fees ........................................          83,464
   Professional fees ..........................................          25,218
   Printing and mailing expenses ..............................          24,507
   Distribution fees--Class B .................................          19,700
   Custodian fees .............................................          11,089
   Trustees' fees .............................................           4,500
   Miscellaneous ..............................................           1,581
                                                                   ------------
    Gross expenses ............................................         271,751
                                                                   ------------
   Less: Waiver of investment management fees (Note 6) ........        (101,692)
   Reimbursement from investment manager ......................         (15,022)
   Fees paid indirectly (Note 1) ..............................          (1,885)
                                                                   ------------
    Net expenses ..............................................         153,152
                                                                   ------------
 NET INVESTMENT LOSS ..........................................         (87,193)
                                                                   ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
    Securities ................................................        (309,606)
    Foreign currency transactions .............................          (2,472)
                                                                   ------------
   Net realized loss ..........................................        (312,078)
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
    Securities ................................................      (3,085,452)
    Foreign currency translations .............................             200
                                                                   ------------
   Net change in unrealized depreciation ......................      (3,085,252)
                                                                   ------------
 NET REALIZED AND UNREALIZED LOSS .............................      (3,397,330)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................    $ (3,484,523)
                                                                   ============

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
                                                                                      (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                 -----------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .............................................................   $    (87,193)
 Net realized loss on investments and foreign currency transactions ..............       (312,078)
 Net change in unrealized depreciation on investments and foreign currencies .....     (3,085,252)
                                                                                     ------------
 NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................     (3,484,523)
                                                                                     ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [198,757 shares] ............................................      1,905,622
 Capital shares repurchased [(266) shares] .......................................         (2,364)
                                                                                     ------------
 Total Class A transactions ......................................................      1,903,258
                                                                                     ------------
 CLASS B
 Capital shares sold [3,331,843 shares] ..........................................     31,860,839
 Capital shares repurchased [(202,946) shares] ...................................     (1,869,035)
                                                                                     ------------
 Total Class B transactions ......................................................     29,991,804
                                                                                     ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........     31,895,062
                                                                                     ------------
TOTAL INCREASE IN NET ASSETS .....................................................     28,410,539
NET ASSETS:
 Beginning of period .............................................................        233,352
                                                                                     ------------
 End of period (a) ...............................................................   $ 28,643,891
                                                                                     ============
----------
 (a) Includes accumulated undistributed net investment loss of ...................   $    (87,193)
                                                                                     ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $158,154,318) (Note 1)...........    $157,491,995
   Receivable for securities sold .............................       5,910,276
   Dividends, interest and other receivables ..................       1,190,701
   Other assets ...............................................           2,476
                                                                   ------------
    Total assets ..............................................     164,595,448
                                                                   ------------
 LIABILITIES
   Overdraft payable (Foreign cash $148,439)...................       1,540,343
   Payable for securities purchased ...........................      39,055,833
   Option written at value (Premiums received $110,328)
    (Note 1) ..................................................          84,300
   Distribution fees payable ..................................          21,774
   Payable to custodian .......................................          21,333
   Administrative fees payable ................................          19,176
   Deferred organizational costs (Note 1) .....................          12,269
   Investment management/advisory fees payable ................          12,153
   Variation margin payable for futures contracts .............           5,156
   Trustees' fees payable .....................................           3,587
   Accrued expenses (Note 1) ..................................         102,053
                                                                   ------------
    Total liabilities .........................................      40,877,977
                                                                   ------------
 NET ASSETS ...................................................    $123,717,471
                                                                   ============
   Net assets were comprised of:
   Paid in capital ............................................    $123,258,690
   Accumulated undistributed net investment income ............         188,211
   Accumulated undistributed net realized gain ................         734,218
   Unrealized depreciation on investments and foreign
    currencies ................................................        (463,648)
                                                                   ------------
    Net assets, June 30, 2002 .................................    $123,717,471
                                                                   ============
   CLASS A
   Net asset value, offering and redemption price per share
    $2,674,354/263,608 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $      10.15
                                                                   ============
   CLASS B
   Net asset value, offering and redemption price per share
    $121,043,117/11,939,351 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............    $      10.14
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Interest ...................................................     $ 1,392,232
                                                                    -----------
 EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
   Investment management fees .................................         183,517
   Administrative fees ........................................          99,276
   Printing and mailing expenses ..............................          88,937
   Distribution fees--Class B .................................          74,790
   Professional fees ..........................................          57,742
   Custodian fees .............................................          21,333
   Trustees' fees .............................................          16,353
   Miscellaneous ..............................................           2,421
                                                                    -----------
    Gross expenses ............................................         544,369
                                                                    -----------
   Less: Waiver of investment management fees (Note 6) ........        (183,517)
   Reimbursement from investment manager ......................         (71,807)
                                                                    -----------
    Net expenses ..............................................         289,045
                                                                    -----------
 NET INVESTMENT INCOME ........................................       1,103,187
                                                                    -----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
    Securities ................................................         704,289
    Options ...................................................          41,210
    Foreign currency transactions .............................          (8,998)
    Future contracts ..........................................          (2,283)
                                                                    -----------
      Net realized gain .......................................         734,218
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
    Securities ................................................        (662,323)
    Options written ...........................................          26,027
    Foreign currency translations .............................           2,212
    Future contracts ..........................................         170,436
                                                                    -----------
      Net change in unrealized depreciation ...................        (463,648)
                                                                    -----------
 NET REALIZED AND UNREALIZED GAIN .............................         270,570
                                                                    -----------
 NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................     $ 1,373,757
                                                                    ===========


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2002
                                                                                              (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                         -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $  1,103,187
 Net realized gain on investments and foreign currency transactions ......................        734,218
 Net change in unrealized depreciation on investments and foreign currencies .............       (463,648)
                                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      1,373,757
                                                                                             ------------
DIVIDENDS AND DISTRIBUTIONS:
 DIVIDENDS FROM NET INVESTMENT INCOME
 Class A .................................................................................        (20,050)
 Class B .................................................................................       (894,926)
                                                                                             ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................       (914,976)
                                                                                             ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [381,875 shares] ....................................................      3,869,417
 Capital shares issued in reinvestment of dividends and distributions [1,982 shares] .....         20,050
 Capital shares repurchased [(131,908) shares] ...........................................     (1,345,872)
                                                                                             ------------
 Total Class A transactions ..............................................................      2,543,595
                                                                                             ------------
 CLASS B
 Capital shares sold [11,959,055 shares] .................................................    120,799,745
 Capital shares issued in reinvestment of dividends and distributions [88,559 shares] ....        894,926
 Capital shares repurchased [(119,922) shares] ...........................................     (1,212,760)
                                                                                             ------------
 Total Class B transactions ..............................................................    120,481,911
                                                                                             ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................    123,025,506
                                                                                             ------------
TOTAL INCREASE IN NET ASSETS .............................................................    123,484,287
NET ASSETS:
 Beginning of period .....................................................................        233,184
                                                                                             ------------
 End of period (a) .......................................................................   $123,717,471
                                                                                             ============
----------
 (a) Includes accumulated undistributed net investment income of .........................   $    188,211
                                                                                             ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                   -----------------------------------------
                                                                                         CLASS A               CLASS B
                                                                                   -------------------   -------------------
Net asset value, beginning of period ...........................................      $    10.00            $    10.00
                                                                                      ----------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................           (0.01)               (0.01)
 Net realized and unrealized loss on investments ...............................           (2.35)               (2.35)
                                                                                      ----------            ----------
 Total from investment operations ..............................................           (2.36)               (2.36)
                                                                                      ----------            ----------
Net asset value, end of period .................................................      $     7.64            $     7.64
                                                                                      ==========            ==========
Total return ...................................................................          (23.60)%(b)           (23.60)%(b)
                                                                                      ==========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................      $    1,739            $   36,035
Ratio of expenses to average net assets after waivers and reimbursements .......            1.10%(a)              1.35%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly ...............................................................            1.06%(a)              1.31%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ......................................................................            2.44%(a)              2.69%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements ................................................................           (0.37)%(a)            (0.62)%(a)
Ratio of net investment loss to average net assets after waivers, reimbursements
 and fees paid indirectly ......................................................           (0.33)%(a)            (0.58)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) .......................................................           (1.71)%(a)            (1.96)%(a)
Portfolio turnover rate ........................................................              12%                   12%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ....................................      $     0.03            $     0.03

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)


                                                                             SIX MONTHS ENDED JUNE 30, 2002
                                                                                       (UNAUDITED)
                                                                        -----------------------------------------
                                                                              CLASS A               CLASS B
                                                                        -------------------   -------------------
Net asset value, beginning of period ................................       $ 10.00               $ 10.00
                                                                              -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............................................          0.01                    --#
 Net realized and unrealized loss on investments ....................         (1.42)                (1.42)
                                                                              -------         -------------
 Total from investment operations ...................................         (1.41)                (1.42)
                                                                              -------         -------------
Net asset value, end of period ......................................       $  8.59               $  8.58
                                                                              -------         -------------
Total return ........................................................        (14.10)%(b)           (14.20)%(b)
                                                                          ===========         =============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................................       $ 1,824               $25,710
Ratio of expenses to average net assets after waivers and
 reimbursements .....................................................          1.10%(a)              1.35%(a)
Ratio of expenses to average net assets after waivers, reimbursements
 and fees paid indirectly ...........................................          1.06%(a)              1.31%(a)
Ratio of expenses to average net assets before waivers and
 reimbursements (Note 6) ............................................          2.72%(a)              2.97%(a)
Ratio of net investment income to average net assets after waivers
 and reimbursements .................................................          0.31%(a)              0.06%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly ............................           0.35%(a)              0.10%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) ............................................         (1.31)%(a)            (1.56)%(a)
Portfolio turnover rate .............................................            14%                   14%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .........................       $  0.05               $  0.04

                      See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                SIX MONTHS ENDED JUNE 30, 2002
                                                                                          (UNAUDITED)
                                                                            ---------------------------------------
                                                                                  CLASS A              CLASS B
                                                                            ------------------   ------------------
Net asset value, beginning of period ....................................      $   10.00            $   10.00
                                                                               ---------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................           0.02                 0.01
 Net realized and unrealized loss on investments and foreign currency
   transactions .........................................................          (0.84)               (0.84)
                                                                               ---------            ---------
 Total from investment operations .......................................          (0.82)               (0.83)
                                                                               ---------            ---------
Net asset value, end of period ..........................................      $    9.18            $    9.17
                                                                               =========            =========
Total return ............................................................          (8.20)%(b)           (8.30)%(b)
                                                                               =========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................      $   2,049            $  45,072
Ratio of expenses to average net assets after waivers and reimbursements            1.10%(a)             1.35%(a)
Ratio of expenses to average net assets after waivers, reimbursements
 and fees paid indirectly ...............................................           1.05%(a)             1.30%(a)
Ratio of expenses to average net assets before waivers and
 reimbursements (Note 6) ................................................           2.27%(a)             2.52%(a)
Ratio of net investment income to average net assets after waivers
 and reimbursements .....................................................           0.81%(a)             0.56%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly ................................           0.86%(a)             0.61%(a)
Ratio of net investment loss to average net assets before waivers
 and reimbursements (Note 6) ............................................          (0.36)%(a)           (0.61)%(a)
Portfolio turnover rate .................................................             53%                  53%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .............................      $    0.03            $    0.03

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                   -----------------------------------------
                                                                                         CLASS A               CLASS B
                                                                                   -------------------   -------------------
Net asset value, beginning of period ...........................................      $    10.00            $    10.00
                                                                                      ----------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................          (0.02)                 (0.02)
 Net realized and unrealized loss on investments and foreign currency
   transactions ................................................................           (2.46)                (2.47)
                                                                                      ----------            ----------
 Total from investment operations ..............................................           (2.48)                (2.49)
                                                                                      ----------            ----------
Net asset value, end of period .................................................      $     7.52            $     7.51
                                                                                      ==========            ==========
Total return ...................................................................          (24.80)%(b)           (24.90)%(b)
                                                                                      ==========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................      $    2,193            $   39,619
Ratio of expenses to average net assets after waivers and reimbursements .......            1.35%(a)              1.60%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly ...............................................................            1.34%(a)              1.59%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ......................................................................            2.58%(a)              2.83%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements ................................................................           (0.95)%(a)            (1.20)%(a)
Ratio of net investment loss to average net assets after waivers, reimbursements
 and fees paid indirectly ......................................................           (0.94)%(a)            (1.19)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) .......................................................           (2.18)%(a)            (2.43)%(a)
Portfolio turnover rate ........................................................              84%                   84%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ....................................      $     0.03            $     0.02

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                            SIX MONTHS ENDED JUNE 30, 2002
                                                                                                      (UNAUDITED)
                                                                                       -----------------------------------------
                                                                                             CLASS A               CLASS B
                                                                                       -------------------   -------------------
Net asset value,beginning of period ................................................         $ 10.00               $ 10.00
                                                                                             -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...............................................................              --#                (0.01)
 Net realized and unrealized loss on investments ...................................           (1.30)                (1.30)
                                                                                       -------------               -------
 Total from investment operations ..................................................           (1.30)                (1.31)
                                                                                       -------------               -------
Net asset value, end of period .....................................................         $  8.70               $  8.69
                                                                                       =============               =======
Total return .......................................................................          (13.00)%(b)           (13.10)%(b)
                                                                                       -------------           -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................         $ 2,613               $50,063
Ratio of expenses to average net assets after waivers ..............................            1.35%(a)              1.60%(a)
Ratio of expenses to average net assets after waivers and fees paid indirectly .....           1.27%(a)               1.52%(a)
Ratio of expenses to average net assets before waivers (Note 6) ....................            2.39%(a)              2.64%(a)
Ratio of net investment loss to average net assets after waivers ...................           (0.10)%(a)            (0.35)%(a)
Ratio of net investment loss to average net assets after waivers and fees paid
 indirectly ........................................................................           (0.02)%(a)           (0.27)%(a)
Ratio of net investment loss to average net assets before waivers (Note 6) .........           (1.14)%(a)           (1.39)%(a)
Portfolio turnover rate ............................................................              42%                   42%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ........................................         $  0.03               $  0.02

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     SIX MONTHS ENDED JUNE 30, 2002
                                                                                               (UNAUDITED)
                                                                                 ---------------------------------------
                                                                                       CLASS A              CLASS B
                                                                                 ------------------   ------------------
Net asset value, beginning of period .........................................      $   10.00            $   10.00
                                                                                    ---------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................           0.04                 0.03
 Net realized and unrealized loss on investments and foreign currency
   transactions ..............................................................          (0.50)               (0.51)
                                                                                    ---------            ---------
 Total from investment operations ............................................          (0.46)               (0.48)
                                                                                    ---------            ---------
Net asset value, end of period ...............................................      $    9.54            $    9.52
                                                                                    =========            =========
Total return .................................................................          (4.60)%(b)           (4.80)%(b)
                                                                                    =========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................      $   2,114            $  25,242
Ratio of expenses to average net assets after waivers and reimbursements .....           1.55%(a)             1.80%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly .............................................................           1.54%(a)             1.79%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ....................................................................           3.09%(a)             3.34%(a)
Ratio of net investment income to average net assets after waivers and
 reimbursements ..............................................................           1.50%(a)             1.25%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly .....................................           1.51%(a)             1.26%(a)
Ratio of net investment income to average net assets before waivers and
 reimbursements (Note 6) .....................................................          (0.04)%(a)          (0.29)%(a)
Portfolio turnover rate ......................................................             13%                  13%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..................................      $    0.04            $    0.04

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                   -----------------------------------------
                                                                                         CLASS A               CLASS B
                                                                                   -------------------   -------------------
Net asset value, beginning of period ...........................................         $ 10.00            $    10.00
                                                                                         -------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................           (0.04)                (0.04)
 Net realized and unrealized loss on investments and foreign currency
   transactions ................................................................           (3.18)                (3.19)
                                                                                         -------            ----------
 Total from investment operations ..............................................           (3.22)                (3.23)
                                                                                         -------            ----------
Net asset value, end of period .................................................         $  6.78            $     6.77
                                                                                         =======            ==========
Total return ...................................................................          (32.20)%(b)           (32.30)%(b)
                                                                                         =======            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................         $ 1,168            $    9,339
Ratio of expenses to average net assets after waivers and reimbursements .......            1.60%(a)              1.85%(a)
Ratio of expenses to average net assets after waivers, reimbursements and fees
 paid indirectly ...............................................................            1.59%(a)              1.84%(a)
Ratio of expenses to average net assets before waivers and reimbursements
 (Note 6) ......................................................................            4.19%(a)              4.44%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements ................................................................           (1.34)%(a)            (1.59)%(a)
Ratio of net investment loss to average net assets after waivers, reimbursements
 and fees paid indirectly ......................................................           (1.33)%(a)            (1.58)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) .......................................................           (3.93)%(a)            (4.18)%(a)
Portfolio turnover rate ........................................................              92%                   92%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ....................................         $  0.08            $     0.07

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                             SIX MONTHS ENDED JUNE 30, 2002
                                                                                       (UNAUDITED)
                                                                        -----------------------------------------
                                                                              CLASS A               CLASS B
                                                                        -------------------   -------------------
Net asset value, beginning of period ................................         $ 10.00               $ 10.00
                                                                              -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................           (0.02)                (0.03)
 Net realized and unrealized loss on investments and foreign
   currency transactions ............................................           (1.42)                (1.42)
                                                                               -------               -------
 Total from investment operations ...................................           (1.44)                (1.45)
                                                                               -------               -------
Net asset value, end of period ......................................         $  8.56               $  8.55
                                                                              =======               =======
Total return ........................................................          (14.40)%(b)           (14.50)%(b)
                                                                              =======               =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................................         $ 1,798               $26,845
Ratio of expenses to average net assets after waivers and
 reimbursements .....................................................            1.60%(a)              1.85%(a)
Ratio of expenses to average net assets after waivers, reimbursements
 and fees paid indirectly ...........................................            1.58%(a)              1.83%(a)
Ratio of expenses to average net assets before waivers and
 reimbursements (Note 6) ............................................            2.98%(a)              3.23%(a)
Ratio of net investment loss to average net assets after waivers and
 reimbursements .....................................................           (0.82)%(a)            (1.07)%(a)
Ratio of net investment loss to average net assets after waivers,
 reimbursements and fees paid indirectly ............................           (0.80)%(a)            (1.05)%(a)
Ratio of net investment loss to average net assets before waivers and
 reimbursements (Note 6) ............................................           (2.20)%(a)            (2.45)%(a)
Portfolio turnover rate .............................................              42%                   42%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .........................         $  0.04               $  0.03

                       See Notes to Financial Statements

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                        SIX MONTHS ENDED JUNE 30, 2002
                                                                                                  (UNAUDITED)
                                                                                      -----------------------------------
                                                                                           CLASS A            CLASS B
                                                                                      ----------------   ----------------
Net asset value, beginning of period ..............................................      $  10.00             $  10.00
                                                                                         --------             --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................................................          0.24                 0.23
 Net realized and unrealized gain on investments and foreign currency transactions           0.05                 0.05
                                                                                         --------              --------
 Total from investment operations .................................................          0.29                 0.28
                                                                                         --------              --------
 LESS DISTRIBUTIONS:
 Dividends from investment income .................................................         (0.14)               (0.14)
                                                                                         --------              --------
Net asset value, end of period ....................................................      $  10.15             $  10.14
                                                                                         ========              ========
Total return ......................................................................          2.85%(b)             2.79%(b)
                                                                                         ========              ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................................      $  2,674             $121,043
Ratio of expenses to average net assets after waivers and reimbursements ..........          0.70%(a)             0.95%(a)
Ratio of expenses to average net assets after waivers,
 reimbursements and fees paid indirectly ..........................................          0.70%(a)             0.95%(a)
Ratio of expenses to average net assets before waivers and reimbursements (Note 6)           1.54%(a)             1.79%(a)
Ratio of net investment income to average net assets after waivers
 and reimbursements ...............................................................          3.85%(a)             3.60%(a)
Ratio of net investment income to average net assets after waivers,
 reimbursements and fees paid indirectly ..........................................          3.85%(a)             3.60%(a)
Ratio of net investment income to average net assets before waivers
 and reimbursements (Note 6) ......................................................          3.01%(a)             2.76%(a)
Portfolio turnover rate ...........................................................           279%                 279%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income .......................................      $   0.02             $   0.02

---------
#   Per share amount is less than $0.01.
(a) Annualized
(b) Total return is not annualized.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)


Note 1  Organization and Significant Accounting Policies

     AXA Premier VIP Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with seven diversified Portfolios and two non-diversified Portfolios (each a "Portfolio"). The non-diversified Portfolios are: AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. The investment manager to each Portfolio is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisors (each an "Adviser"). All of the Portfolios employ multiple Advisers. On November 29, 2001, Equitable contributed $100,000 in initial seed capital to the Trust. On December 31, 2001, additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and on January 2, 2002, the Trust commenced public offering of its shares.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the period ended June 30, 2002, the Trust had Class IB shares outstanding for each Portfolio. In addition, as of and during the period ended June 30, 2002, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statements of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for all the Portfolios.

     The investment objectives of each Portfolio are as follows:

     AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance Capital Management L.P. ("Alliance"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance, Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS Investment Management ("MFS")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, MFS and RS Investment Management, LP) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC, The Boston Company Asset Management, LLC and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP International Equity Portfolio (advised by Alliance, Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Technology Portfolio (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., Dresdner and Wellington Management Company, LLP) -- Seeks to achieve long-term growth of capital.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.


Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.


Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Organizational Expense:

     Expenses incurred by the Trust Portfolios in connection with their organization are expensed as incurred. The Manager has agreed to voluntarily reimburse each Portfolio for these expenses, subject to potential recovery. Offering costs, in the form of registration fees, were capitalized and are being amortized over twelve months. In connection with organization of the Trust, the Manager advanced the initial amounts.


Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the period ended June 30, 2002, several Portfolios reduced expenses under these arrangements as follows:


PORTFOLIO                                                     AMOUNT
---------------------------------------------------------   ---------
AXA Premier VIP Large Cap Growth Portfolio ..............    $ 4,291
AXA Premier VIP Large Cap Core Equity Portfolio .........      3,296
AXA Premier VIP Large Cap Value Portfolio ...............      6,249
AXA Premier VIP Small/Mid Cap Growth Portfolio ..........      1,493
AXA Premier VIP Small/Mid Cap Value Portfolio ...........     10,539
AXA Premier VIP International Equity Portfolio ..........        357
AXA Premier VIP Technology Portfolio ....................        488
AXA Premier VIP Health Care Portfolio ...................      1,885


Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of Portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the period ended June 30, 2002, the Portfolios did not accrue any securities lending income.


Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Options written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options, which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options, which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.


Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices, which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Certain Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian and/or sub-administrator, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific Portfolio positions ("position hedging").

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., and the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account is consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.


Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade, which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.


Note 2  Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results;
(iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the period ended June 30, 2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:


PORTFOLIO                                                             MANAGEMENT FEE
---------------------------------------------------------   ----------------------------------
AXA Premier VIP Large Cap Growth Portfolio ..............   0.90% of average daily net assets
AXA Premier VIP Large Cap Core Equity Portfolio .........   0.90% of average daily net assets
AXA Premier VIP Large Cap Value Portfolio. ..............   0.90% of average daily net assets
AXA Premier VIP Small/Mid Cap Growth Portfolio ..........   1.10% of average daily net assets
AXA Premier VIP Small/Mid Cap Value Portfolio ...........   1.10% of average daily net assets
AXA Premier VIP International Equity Portfolio ..........   1.05% of average daily net assets
AXA Premier VIP Technology Portfolio ....................   1.20% of average daily net assets
AXA Premier VIP Health Care Portfolio ...................   1.20% of average daily net assets
AXA Premier VIP Core Bond Portfolio .....................   0.60% of average daily net assets

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2002 (Unaudited)


     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.


Note 3  Administrative Fees

     Pursuant to an administrative agreement ("Mutual Portfolios Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15 % of the Trust's total average net assets plus $35,000 per Portfolio and an additional $35,000 per portion of the Portfolio allocated to a separate sub-adviser.

     Pursuant to a sub-administration agreement ("Sub-administration Agreement"), Equitable has contracted with J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with administrative services, including monitoring of Portfolio compliance and Portfolio accounting services.


Note 4  Custody Fees

     JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.


Note 5  Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Distribution Plan"). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust's Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class B shares. The Trust's Class A shares are not subject to such fees.


Note 6  Expense Limitation

     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2003 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolios' expense ratio and such reimbursements do no exceed the Portfolio's expense ratio cap. If the actual expense

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
June 30, 2002 (Unaudited)


ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses (excluding the 0.25% annual fee under the Trust's Class B Distribution Plan) for each Portfolio are limited to:


AXA Premier VIP Large Cap Growth Portfolio .............       1.10%
AXA Premier VIP Large Cap Core Portfolio . .............       1.10%
AXA Premier VIP Large Cap Value Portfolio . ............       1.10%
AXA Premier VIP Small/Mid Cap Growth Portfolio .........       1.35%
AXA Premier VIP Small/Mid Cap Value Portfolio ..........       1.35%
AXA Premier VIP International Equity Portfolio .........       1.55%
AXA Premier VIP Technology Portfolio ...................       1.60%
AXA Premier VIP Health Care Portfolio ..................       1.60%
AXA Premier VIP Core Bond Portfolio ....................       0.70%

     During the period ending June 30, 2002, the Manager received no reimbursement. At June 30, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:


                                                                TOTAL ELIGIBLE FOR
PORTOLIO                                                    REIMBURSEMENT THROUGH 2005
--------------------------------------------------------   ---------------------------
AXA Premier VIP Large Cap Growth Portfolio .............             $139,636
AXA Premier VIP Large Cap Core Portfolio ...............              132,867
AXA Premier VIP Large Cap Value Portfolio ..............              143,934
AXA Premier VIP Small/Mid Cap Growth Portfolio .........              134,462
AXA Premier VIP Small/Mid Cap Value Portfolio ..........              140,053
AXA Premier VIP International Equity Portfolio .........              114,363
AXA Premier VIP Technology Portfolio ...................              112,185
AXA Premier VIP Health Care Portfolio ..................              116,714
AXA Premier VIP Core Bond Portfolio ....................              255,324


Note 7  Trustees Deferred Compensation Plan

     A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.


Note 8  Subsequent Events

     On August 1, 2002, the Board of Trustees approved Provident Investment Counsel, Inc to act as Adviser for the AXA Premier VIP Small/Mid Cap Growth Portfolio, replacing MFS Investment Management. Effective August 15, 2002, Provident began serving in its role as Adviser.

     On August 1, 2002, the Board of Trustees approved Wellington Management Company, LLP to act as Adviser for the AXA Premier VIP Small/Mid Cap Value Portfolio, replacing The Boston Company Asset Management, LLC. Effective August 15, 2002, Wellington began serving in its role as Adviser.

MANAGEMENT OF THE TRUST


The Board of Trustees and Officers of the Trust

     The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

----------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                  NUMBER OF
                                          OFFICE                                  FUNDS IN
                         POSITION(S)    AND LENGTH                                 COMPLEX
                          HELD WITH         OF        PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE      TRUST      TIME SERVED      DURING PAST 5 YEARS      BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Peter D. Noris*         Trustee and      From           From May 1995 to           58       From July 1995 to
 1290 Avenue of the        Chairman     November      present, Executive Vice                present, Director of
 Americas,                              2001 to         President and Chief                  Alliance Capital
 New York, New York                     present        Investment Officer of                 Management L.P.
 (46)                                                 AXA Financial, Inc. and
                                                     Executive Vice President
                                                       of The Equitable Life
                                                     Assurance Society of the
                                                        United States; from
                                                         November 1995 to
                                                      present, Executive Vice
                                                         President of AXA
                                                           Advisors LLC.
----------------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Gerald C. Crotty          Trustee        From        Co-founder and director       19       None
 c/o AXA Premier                        November     of Weichert Enterprise, a
 VIP Trust                              2001 to      private and public equity
 1290 Avenue of the                     Present       market investment firm;
 Americas,                                            co-founder of Excelsior
 New York, New York                                   Ventures Management, a
 (50)                                                   private equity and
                                                    venture capital firm; from
                                                    1991 to 1998, held various
                                                        positions with ITT
                                                      Corporation, including
                                                       President and COO of
                                                      ITT Consumer Financial
                                                        Corp. and Chairman,
                                                       President and CEO of
                                                     ITT Information Services.
----------------------------------------------------------------------------------------------------------------------
 Barry Hamerling           Trustee        From         Since 1998, Managing         19       None
 c/o AXA Premier                        November      Partner of Premium Ice
 VIP Trust                              2001 to       Cream of America; from
 1290 Avenue of the                     Present     1970 to 1998, President of
 Americas,                                          Ayco Co. L.P., the largest
 New York, New York                                    independent financial
 (56)                                                 counseling firm in the
                                                          United States.
----------------------------------------------------------------------------------------------------------------------

----------
*     Affiliated with the Manager and Distributors.

----------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                NUMBER OF
                                          OFFICE                                FUNDS IN
                         POSITION(S)    AND LENGTH                               COMPLEX
                          HELD WITH         OF       PRINCIPAL OCCUPATION(S)    OVERSEEN    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE      TRUST      TIME SERVED     DURING PAST 5 YEARS     BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Cynthia R. Plouche     Trustee       From          Since 1991, Founder,      19           None
  c/o AXA Premier                     November      Chief Investment
  VIP Trust                           2001 to       Officer and Managing
  1290 Avenue of the                  Present       Director of Abacus
  Americas,                                         Financial Group, a
  New York, New York                                manager of fixed
  (45)                                              income portfolios for
                                                    institutional clients.
----------------------------------------------------------------------------------------------------------------------
 Rayman Louis Solomon   Trustee       From          Since 1998, Dean and a    19           None
  c/o AXA Premier                     November      Professor of Law at
  VIP Trust                           2001 to       Rutgers University
  1290 Avenue of the                  present       School of Law; prior
  Americas,                                         thereto, an Associate
  New York, New York                                Dean for Academic
  (54)                                              Affairs at Northwestern
                                                    University School of
                                                    Law.
----------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Steven M. Joenk          President   From          From July 1999 to present, Senior Vice President of AXA Financial;
  1290 Avenue of the      and Chief   November      from 1996 to 1999, Managing Director of MeesPierson.
  Americas, New York,     Financial   2001 to
  New York                 Officer    present
  (43)
----------------------------------------------------------------------------------------------------------------------
 Patricia Louie              Vice     From          From July 1999 to present, Vice President and Counsel of AXA
  1290 Avenue of the      President   November      Financial and Equitable; from September 1994 to July 1999,
  Americas,                  and      2001 to       Assistant General Counsel of The Dreyfus Corporation.
  New York, New York      Secretary   present
  (46)
----------------------------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski        Vice     From          From February 2001 to present, Vice President of AXA Financial;
  1290 Avenue of the      President   November      from October 1999 to February 2001, Assistant Vice President
  Americas,                  and      2001 to       of AXA Financial; from October 1996 to October 1999, Director --
  New York, New York      Treasurer   present       Fund Administration of Prudential Investments.
  (40)
----------------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell            Vice     From          From February 2001 to present, Vice President of AXA
  1290 Avenue of the      President   November      Financial; from July 1999 to present, Vice President of Equitable;
  Americas,                           2001 to       from September 1997 to July 1999, Assistant Vice President,
  New York, New York                  present       Office of the Chief Investment Officer of Equitable.
  (40)
----------------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler          Vice     From          From May 1999 to present, Senior Investment Analyst and
  1290 Avenue of the      President   November      Assistant Vice President of AXA Financial; prior thereto, an
  Americas,                           2001 to       Investment Systems Development Analyst with TIAA-CREF.
  New York, New York                  present
  (43)
----------------------------------------------------------------------------------------------------------------------
 Brian E. Walsh           Assistant   From          From 1999 to present, Senior Fund Administrator and
  1290 Avenue of the      Treasurer   November      Assistant Vice President of Equitable; from 1993 to 1999, Manager
  Americas,                           2001 to       of Prudential Investment Fund Management.
  New York, New York                  present
  (34)
----------------------------------------------------------------------------------------------------------------------